UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

875 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-4500

Date of fiscal year end: August 31

Date of reporting period: August 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

August 31, 2022

Annual Report

DBX ETF Trust

Xtrackers FTSE Developed ex US Multifactor ETF (DEEF)

Xtrackers MSCI Kokusai Equity ETF (KOKU)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)

Xtrackers Russell US Multifactor ETF (DEUS)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear shareholder,

We are pleased to provide this annual report for four of our equity ETFs for the period ended August 31, 2022.

The global economy slowed down as high inflation with soaring energy and food prices, fueled by Russia’s military invasion on Ukraine, rising interest rates, supply chain disruptions and COVID-19-led lockdowns took a heavy toll on the markets. Higher-than-expected inflation in most parts of the world was pronounced particularly in developed economies like the US and Europe. The global output contracted in the second quarter of the year, with major economies reeling under inflationary pressure. China’s slowdown was spurred by a resurgence in COVID-19 cases, strict lockdowns, and negative spillovers from the Russia-Ukraine conflict. Amid fears of a global economic recession, central banks implemented aggressive monetary policies as a measure to curb high inflation.

U.S. equities witnessed heightened volatility in 2022 amid a slowdown in economic growth, weakness in consumer confidence and a less favorable long-term economic outlook. High inflation readings, tepid personal consumption expenditure, supply chain disruptions, the Federal Reserve’s aggressive monetary policy and impacts of the Russia-Ukraine war weighed on market sentiments. Central bank officials incrementally raised rates in each of their meetings from 25 to 75 basis points1 (bps) as inflation jumped to its highest level in 40 years. The 75-bps rate hike in July 2022 for a second successive month marked the fastest pace of policy tightening in the past four decades. However, healthy corporate earnings results, a robust job market and strong labor force participation were some of the positives during the reporting period.

The Eurozone was mired in high inflation, rising interest rates and supply chain disruptions, fueled by the Russia-Ukraine war. However, the region sustained its growth in Q2 2022, supported by the easing out of COVID-19 restrictions and the summer tourism season in southern countries. Italy and Spain, the Eurozone’s third and fourth largest economies, respectively, were the major contributors to growth, while the bloc’s largest economy, Germany stalled. France, Eurozone’s second-largest economy posted growth, backed by a positive contribution from net trade, as exports grew. The import reduction of oil and gas from Russia raised gas and commodity prices in Europe, leading to higher inflation and a bearing on the overall demand environment. Although the labor market remained robust, consumer confidence dipped significantly. In line with many central banks, the European Central Bank (ECB) raised interest rates by 50 bps in July 2022 — its first-rate hike in more than a decade — to prevent high inflation. Furthermore, the ECB approved the Transmission Protection Instrument mechanism for the smooth transmission of its monetary policy across all euro area countries.

The UK economy witnessed a slowdown in GDP growth, as household spending and business activity were hit by rising inflation levels. The Bank of England raised the interest rate in a similar move with the central banks of other countries. The employment market remains strong with the unemployment rate falling to pre-pandemic levels. Japan’s economy faced a resurgence in COVID-19 cases amid persistent supply chain disruptions and inflationary pressure.

The war in Ukraine is expected to contribute to a significant slowdown in global economic growth in 2022 and add to inflation. Central banks across the world are likely to maintain a hawkish stance, as controlling high inflation has become the primary objective. Consumer confidence has remained weak owing to a less favorable long-term economic outlook and as a fragmented recovery is anticipated. Investors would need to keep an eye on potential sanctions on Russian energy by the European Union, as any further supply crunch on oil and gas could sustain the record-high inflation rates.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Basis points are a unit of measurement equal to 1/100th of 1 percent and a standard measure for interest rates.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

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2

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Xtrackers FTSE Developed ex-US Multifactor Factor ETF

The Xtrackers FTSE Developed ex-US Multifactor Factor ETF (DEEF) seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Developed ex-US Comprehensive Factor Index (the DEEF Index). The DEEF Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the DEEF Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States). For the 12-month period ended August 31, 2022, DEEF shares returned -19.75%, compared to the DEEF Index return of -19.42%.

All sectors contributed negatively to performance during the period with the Industrials, Materials, and Real Estate sectors detracting the most from performance. From a geographical perspective, Israel, Singapore, and Canada were the major positive contributors, while Japan, Great Britain, and Sweden contributed negatively to performance.

Xtrackers MSCI Kokusai Equity ETF

The Xtrackers MSCI Kokusai Equity ETF (KOKU) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Kokusai Index (the KOKU Index). The KOKU Index is also known as the MSCI World ex-Japan Index. The KOKU Index is designed to track the performance of equity markets in developed markets (excluding Japan). The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance throughout the world. For the 12-month period ended August 31, 2022, KOKU shares returned -14.55%, compared to the KOKU Index return of -14.80%.

The majority of sectors contributed negatively to performance during the period with the greatest negative contributions coming from Information Technology, Communication Services, and Consumer Discretionary. The Energy and Utilities sectors were the positive contributors to performance. From a geographical perspective, Singapore, Israel, and Norway were the major positive contributors, while the US, Germany and France contributed negatively to performance.

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

The Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP) seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 2Qual/Val 5% Capped Factor Index (the QARP Index). The QARP Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the QARP Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. For the 12-month period ended August 31, 2022, QARP shares returned -9.84%, compared to the QARP Index return of -9.65%.

The majority of sectors contributed negatively to performance during the period with the greatest negative contributions coming from Communication Services, Information Technology and Consumer Discretionary. The Energy, Health Care and Materials sectors were the positive contributors to performance.

Xtrackers Russell US Multifactor ETF

The Xtrackers Russell US Multifactor ETF (DEUS) seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 Comprehensive Factor Index (the DEUS Index). The DEUS Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the DEUS Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. For the 12-month period ended August 31, 2022, DEUS shares returned -8.80%, compared to the DEUS Index return of -8.64%.

The majority of sectors contributed negatively to performance during the period with the greatest negative contributions coming from Information Technology, Industrials, and Consumer Discretionary. The Energy, Utilities, and Consumer Staples sectors contributed positively to performance.

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3

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.Xtrackers.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 5-11 of this report for additional performance information, including performance data based on market value.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

4

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers FTSE Developed ex US Multifactor ETF (DEEF)

Xtrackers FTSE Developed ex US Multifactor ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Developed ex US Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States). It is not possible to invest directly into an index.

Performance as of August 31, 2022

Average Annual Total Returns

	Net Asset Value	Market Value	FTSE Developed ex US Comprehensive Factor Index	FTSE Developed ex US Net Tax (US RIC) Index
One Year	-19.75%	-20.05%	-19.42%	-19.24%
Five Year	1.26%	1.01%	1.65%	2.28%
Since Inception[1]	3.53%	3.43%	4.05%	4.26%

Cumulative Total Returns

	Net Asset Value	Market Value	FTSE Developed ex US Comprehensive Factor Index	FTSE Developed ex US Net Tax (US RIC) Index
One Year	-19.75%	-20.05%	-19.42%	-19.24%
Five Year	6.44%	5.15%	8.52%	11.95%
Since Inception[1]	26.51%	25.66%	30.89%	32.70%

1 Total returns are calculated based on the commencement of operations, November 24, 2015 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 17, 2021, was 0.35%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

5

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers FTSE Developed ex US Multifactor ETF (DEEF) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, November 24, 2015.

Sector Diversification* as of August 31, 2022

Industrials	19.6%
Consumer Staples	13.1%
Materials	11.8%
Financials	11.5%
Utilities	8.3%
Real Estate	8.1%
Consumer Discretionary	7.7%
Communication Services	6.9%
Information Technology	4.9%
Health Care	4.6%
Energy	3.5%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2022 (6.0% of Net Assets)

Description	% of Net Assets
Segro PLC (United Kingdom)	0.7%
Imperial Brands PLC (United Kingdom)	0.7%
Ampol Ltd. (Australia)	0.7%
Sonic Healthcare Ltd. (Australia)	0.6%
Tesco PLC (United Kingdom)	0.6%
Rio Tinto Ltd. (Australia)	0.6%
Medibank Pvt Ltd. (Australia)	0.6%
Woodside Energy Group Ltd. (Australia)	0.5%
Metro, Inc. (Canada)	0.5%
Elia Group SA/NV (Belgium)	0.5%

Country Diversification* as of August 31, 2022

Japan	25.4%
Australia	13.7%
United Kingdom	10.5%
Canada	5.6%
Sweden	4.8%
South Korea	4.2%
Switzerland	3.9%
France	3.6%
Germany	3.5%
Singapore	3.4%
Israel	3.0%
Netherlands	2.3%
Hong Kong	2.3%
Finland	2.1%
Other	11.7%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 14.

6

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Kokusai Equity ETF (KOKU)

Xtrackers MSCI Kokusai Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Kokusai Index (the “Underlying Index”). The MSCI Kokusai Index is also known as the MSCI World ex Japan Index. The Underlying Index is designed to track the performance of equity markets in developed markets (excluding Japan). The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance throughout the world. It is not possible to invest directly into an index.

Performance as of August 31, 2022

Average Annual Total Returns

	Net Asset Value	Market Value	MSCI Kokusai Index	MSCI World Index
One Year	-14.55%	-14.53%	-14.80%	-15.08%
Since Inception[1]	17.49%	17.44%	17.15%	16.32%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI Kokusai Index	MSCI World Index
One Year	-14.55%	-14.53%	-14.80%	-15.08%
Since Inception[1]	47.24%	47.07%	46.20%	43.74%

1 Total returns are calculated based on the commencement of operations, April 8, 2020 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 17, 2021, was 0.09%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

7

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Kokusai Equity ETF (KOKU) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, April 8, 2020.

Sector Diversification* as of August 31, 2022

Information Technology	22.2%
Financials	13.6%
Health Care	13.5%
Consumer Discretionary	10.7%
Industrials	9.3%
Consumer Staples	7.7%
Communication Services	7.2%
Energy	5.5%
Materials	4.2%
Utilities	3.3%
Real Estate	2.8%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2022 (20.2% of Net Assets)

Description	% of Net Assets
Apple, Inc. (United States)	5.3%
Microsoft Corp. (United States)	3.9%
Alphabet, Inc. (United States)	2.7%
Amazon.com, Inc. (United States)	2.4%
Tesla, Inc. (United States)	1.5%
UnitedHealth Group, Inc. (United States)	1.0%
Johnson & Johnson (United States)	0.9%
Exxon Mobil Corp. (United States)	0.9%
Meta Platforms, Inc. (United States)	0.8%
NVIDIA Corp. (United States)	0.8%

Country Diversification* as of August 31, 2022

United States	72.5%
United Kingdom	4.7%
Canada	3.8%
Switzerland	3.3%
France	3.1%
Australia	2.3%
Germany	2.1%
Other	8.2%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 32.

8

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 2Qual/Val 5% Capped Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. It is not possible to invest directly into an index.

Performance as of August 31, 2022

Average Annual Total Returns

	Net Asset Value	Market Value	Russell 1000 2Qual/Val 5% Capped Factor Index	Russell 1000 Index Total Return
One Year	-9.84%	-9.81%	-9.65%	-12.96%
Since Inception[1]	11.28%	11.27%	11.53%	11.24%

Cumulative Total Returns

	Net Asset Value	Market Value	Russell 1000 2Qual/Val 5% Capped Factor Index	Russell 1000 Index Total Return
One Year	-9.84%	-9.81%	-9.65%	-12.96%
Since Inception[1]	60.19%	60.19%	61.84%	60.00%

1 Total returns are calculated based on the commencement of operations, April 5, 2018 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 17, 2021, was 0.19%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

9

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, April 5, 2018.

Sector Diversification as of August 31, 2022

Information Technology	16.4%
Industrials	15.9%
Financials	13.4%
Health Care	11.4%
Consumer Discretionary	9.0%
Materials	8.2%
Consumer Staples	7.9%
Utilities	7.0%
Real Estate	4.7%
Energy	3.8%
Communication Services	2.3%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2022 (8.3% of Net Assets)

Description	% of Net Assets
HP, Inc.	1.3%
McKesson Corp.	1.2%
Archer-Daniels-Midland Co.	1.0%
Nucor Corp.	0.9%
Molina Healthcare, Inc.	0.7%
Cognizant Technology Solutions Corp.	0.7%
Quest Diagnostics, Inc.	0.7%
Reliance Steel & Aluminum Co.	0.6%
Kroger Co.	0.6%
AutoZone, Inc.	0.6%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 42.

10

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Russell US Multifactor ETF (DEUS)

Xtrackers Russell US Multifactor ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. It is not possible to invest directly into an index.

Performance as of August 31, 2022

Average Annual Total Returns

	Net Asset Value	Market Value	Russell 1000 Comprehensive Factor Index	Russell 1000 Index Total Return
One Year	-8.80%	-8.86%	-8.64%	-12.96%
Five Year	8.92%	8.91%	9.05%	11.61%
Since Inception[1]	9.66%	9.65%	9.83%	11.78%

Cumulative Total Returns

	Net Asset Value	Market Value	Russell 1000 Comprehensive Factor Index	Russell 1000 Index Total Return
One Year	-8.80%	-8.86%	-8.64%	-12.96%
Five Year	53.27%	53.19%	54.19%	73.16%
Since Inception[1]	86.74%	86.64%	88.73%	112.62%

1 Total returns are calculated based on the commencement of operations, November 24, 2015 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated December 17, 2021, was 0.17%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

11

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Russell US Multifactor ETF (DEUS) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, November 24, 2015.

Sector Diversification* as of August 31, 2022

Information Technology	24.9%
Health Care	14.7%
Consumer Discretionary	12.3%
Communication Services	10.6%
Energy	9.9%
Financials	8.7%
Consumer Staples	8.4%
Industrials	5.9%
Materials	3.3%
Real Estate	0.9%
Utilities	0.4%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2022 (35.3% of Net Assets)

Description	% of Net Assets
Apple, Inc.	5.6%
Microsoft Corp.	5.1%
Alphabet, Inc.	4.9%
Berkshire Hathaway, Inc.	4.3%
Exxon Mobil Corp.	3.6%
Meta Platforms, Inc.	3.3%
Costco Wholesale Corp.	2.2%
Chevron Corp.	2.1%
UnitedHealth Group, Inc.	2.1%
Home Depot, Inc.	2.1%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 47.

12

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers FTSE Developed ex US Multifactor ETF
Actual	$1,000.00	$864.70	0.24%	$1.13
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	0.24%	$1.22
Xtrackers MSCI Kokusai Equity ETF
Actual	$1,000.00	$893.30	0.09%	$0.43
Hypothetical (5% return before expenses)	$1,000.00	$1,024.75	0.09%	$0.46
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Actual	$1,000.00	$923.80	0.19%	$0.92
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	0.19%	$0.97
Xtrackers Russell US Multifactor ETF
Actual	$1,000.00	$940.30	0.17%	$0.83
Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	0.17%	$0.87

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

13

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF

August 31, 2022

	Number of Shares	Value
COMMON STOCKS — 98.9%
Australia — 13.5%
Adbri Ltd.	4,457	$6,753
AGL Energy Ltd.	4,288	22,576
ALS Ltd.	7,233	59,007
Altium Ltd.	515	12,978
Alumina Ltd.	74,751	77,637
Ampol Ltd.	18,471	437,880
Ansell Ltd.	1,179	21,492
APA Group (a)	9,801	74,515
Aristocrat Leisure Ltd.	4,706	115,175
ASX Ltd.	5,505	296,067
Atlas Arteria Ltd. (a)	10,220	56,051
Aurizon Holdings Ltd.	82,587	211,183
Australia & New Zealand Banking Group Ltd.	2,436	38,126
Bank of Queensland Ltd.	3,094	14,911
Beach Energy Ltd.	4,401	5,159
Bendigo & Adelaide Bank Ltd.	7,290	45,179
BHP Group Ltd.	1,084	30,171
BlueScope Steel Ltd.	11,220	128,608
Boral Ltd.	8,896	17,991
Brambles Ltd.	39,408	334,460
carsales.com Ltd.	4,573	70,851
Challenger Ltd.	4,433	19,450
Charter Hall Group REIT	10,345	95,813
Cleanaway Waste Management Ltd.	31,154	59,801
Cochlear Ltd.	525	77,130
Coles Group Ltd.	23,541	283,393
Commonwealth Bank of Australia	677	45,238
Computershare Ltd.	8,796	148,943
CSL Ltd.	291	58,560
CSR Ltd.	23,213	72,089
Deterra Royalties Ltd.	15,227	43,739
Dexus REIT	41,894	250,729
Domino’s Pizza Enterprises Ltd.	744	32,414
Downer EDI Ltd.	20,763	71,882
EBOS Group Ltd.	6,716	159,103
Endeavour Group Ltd.	17,910	89,263
Evolution Mining Ltd.	15,276	25,029
Fortescue Metals Group Ltd.	5,406	68,266
Goodman Group REIT	15,069	203,202
GPT Group REIT	95,442	275,461
Harvey Norman Holdings Ltd.	13,378	38,795
IDP Education Ltd.	496	9,864
IGO Ltd.	1,216	11,204
Iluka Resources Ltd.	20,803	150,316
Incitec Pivot Ltd.	31,032	83,394
Insurance Australia Group Ltd.	6,069	19,347
JB Hi-Fi Ltd.	4,717	131,581
Lendlease Corp. Ltd. (a)	2,504	17,630
Lottery Corp. Ltd.*	30,323	91,883
Macquarie Group Ltd.	447	54,320
Medibank Pvt Ltd.	146,664	373,024
Metcash Ltd.	74,601	210,708
Mineral Resources Ltd.*	2,651	116,259
Mirvac Group REIT	98,532	141,852
National Australia Bank Ltd.	410	8,598

	Number of Shares	Value
Australia (Continued)
Newcrest Mining Ltd.	10,459	$127,127
NEXTDC Ltd.*	290	2,086
Northern Star Resources Ltd.	2,018	10,902
Nufarm Ltd/Australia	2,266	8,295
Orica Ltd.	4,305	45,657
Origin Energy Ltd.	4,623	19,998
Orora Ltd.	67,457	153,534
OZ Minerals Ltd.	3,145	55,454
Perpetual Ltd. (b)	1,529	28,742
QBE Insurance Group Ltd.	23,757	196,579
Qube Holdings Ltd.	13,708	27,159
Ramsay Health Care Ltd.	1,551	76,248
REA Group Ltd.	306	26,757
Reece Ltd.	3,367	36,955
Rio Tinto Ltd.	6,162	399,202
Santos Ltd.	1,495	8,086
SEEK Ltd.	675	9,653
Seven Group Holdings Ltd.	1,012	12,890
Shopping Centres Australasia Property Group REIT	87,120	163,050
Sierra Rutile Holdings Ltd.*(b)	20,803	4,278
Sims Ltd.	2,794	29,478
Sonic Healthcare Ltd.	18,163	423,356
South32 Ltd.	43,657	124,206
Star Entertainment Group Ltd.*	2,517	4,797
Stockland REIT	38,122	94,607
Suncorp Group Ltd.	30,573	228,457
Tabcorp Holdings Ltd. (b)	30,323	19,956
Telstra Corp. Ltd.	29,801	81,107
TPG Telecom Ltd.	1,630	5,978
Transurban Group (a)	3,984	38,128
Treasury Wine Estates Ltd.	6,003	54,282
Vicinity Centres REIT	4,047	5,369
Washington H Soul Pattinson & Co. Ltd.	2,006	35,343
Wesfarmers Ltd.	4,745	152,920
Westpac Banking Corp.	3,834	56,800
Woodside Energy Group Ltd.	15,019	352,648
Woolworths Group Ltd.	7,658	189,470
Worley Ltd.	585	5,827

(Cost $9,394,214)		8,930,431

Austria — 0.3%
ANDRITZ AG	2,040	94,320
Erste Group Bank AG	357	8,070
OMV AG	621	25,153
Raiffeisen Bank International AG	558	7,092
Telekom Austria AG*	8,951	55,984
Verbund AG	148	14,190
voestalpine AG	732	14,810

(Cost $235,642)		219,619

Belgium — 1.6%
Ackermans & van Haaren NV	438	64,215
Ageas SA/NV	410	16,693
Anheuser-Busch InBev SA/NV	91	4,424
D’ieteren Group	172	26,064
Elia Group SA/NV	2,373	345,756
Etablissements Franz Colruyt NV	559	15,559

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2022

	Number of Shares	Value
Belgium (Continued)
Groupe Bruxelles Lambert SA	259	$19,663
KBC Group NV	154	7,337
Proximus SADP	4,452	56,765
Sofina SA	424	85,356
Solvay SA	517	41,922
Telenet Group Holding NV	1,575	22,442
UCB SA	921	64,920
Umicore SA (b)	2,279	72,760
Warehouses De Pauw CVA REIT	6,800	207,730

(Cost $1,313,835)		1,051,606

Bermuda — 0.0%
Hiscox Ltd. (Cost $11,439)	934	9,757

Canada — 5.6%
Agnico Eagle Mines Ltd.	460	19,024
Alimentation Couche-Tard, Inc.	2,172	93,607
Bank of Montreal	188	17,406
Bank of Nova Scotia (b)	87	4,824
Barrick Gold Corp.	2,588	38,535
BCE, Inc. (b)	1,078	52,171
Brookfield Asset Management, Inc., Class A	200	9,649
Canadian Imperial Bank of Commerce	510	24,188
Canadian National Railway Co.	532	63,449
Canadian Pacific Railway Ltd.	113	8,484
Canadian Tire Corp. Ltd., Class A	1,157	136,471
Canadian Utilities Ltd., Class A	3,303	101,340
CGI, Inc.*	2,172	172,486
Constellation Software, Inc.	50	75,482
Dollarama, Inc.	2,306	140,832
Enbridge, Inc.	1,581	65,384
Fairfax Financial Holdings Ltd.	187	93,491
Fortis, Inc.	3,641	161,087
Franco-Nevada Corp.	764	92,116
George Weston Ltd.	2,228	255,448
Great-West Lifeco, Inc.	912	21,484
Hydro One Ltd., 144A	4,067	110,433
IGM Financial, Inc.	2,690	73,433
Imperial Oil Ltd.	464	22,839
Intact Financial Corp.	1,300	188,855
Loblaw Cos. Ltd.	2,697	239,035
Magna International, Inc.	652	37,773
Manulife Financial Corp.	2,065	35,825
Metro, Inc.	6,601	348,196
National Bank of Canada	1,023	67,874
Nutrien Ltd.	863	79,453
Power Corp. of Canada	2,882	74,317
Restaurant Brands International, Inc.	299	17,701
Rogers Communications, Inc., Class B	2,657	114,732
Royal Bank of Canada	133	12,403
Saputo, Inc.	1,906	48,538
Shaw Communications, Inc., Class B	4,675	120,231
Sun Life Financial, Inc.	1,452	64,151
Suncor Energy, Inc.	2,350	76,246
TC Energy Corp.	1,502	72,588
Teck Resources Ltd., Class B	523	17,763

	Number of Shares	Value
Canada (Continued)
TELUS Corp.	1,976	$44,632
Thomson Reuters Corp.	954	105,351
Toronto-Dominion Bank	226	14,581
Wheaton Precious Metals Corp.	1,747	53,480

(Cost $3,318,102)		3,687,388

Chile — 0.0%
Antofagasta PLC (Cost $15,315)	1,071	13,721

China — 0.3%
Lenovo Group Ltd.	51,620	42,749
Tingyi Cayman Islands Holding Corp.	29,809	53,019
Uni-President China Holdings Ltd.	12,678	10,935
Want Want China Holdings Ltd.	108,513	76,592

(Cost $197,413)		183,295

Czech Republic — 0.1%
Avast PLC, 144A (Cost $30,523)	4,060	33,400

Denmark — 1.1%
A.P. Moller — Maersk A/S, Class A	25	58,678
A.P. Moller — Maersk A/S, Class B	23	55,212
Carlsberg A/S, Class B	1,202	156,956
Chr Hansen Holding A/S	173	10,109
Coloplast A/S, Class B	453	51,950
Danske Bank A/S	1,179	15,810
Demant A/S*	824	25,456
DSV A/S	170	25,202
Genmab A/S*	110	39,263
GN Store Nord AS	172	4,890
Novo Nordisk A/S, Class B	316	33,859
Novozymes A/S, Class B	1,339	77,049
Pandora A/S	215	12,997
ROCKWOOL A/S, Class B	83	17,175
Royal Unibrew A/S	1,160	87,294
SimCorp A/S	206	15,129
Tryg A/S	1,654	37,491
Vestas Wind Systems A/S	176	4,436

(Cost $800,234)		728,956

Finland — 2.1%
Elisa OYJ	2,631	140,905
Fortum OYJ	7,123	73,380
Huhtamaki OYJ	413	14,502
Kesko OYJ, Class B	8,481	178,919
Kojamo OYJ	15,228	255,872
Kone OYJ, Class B	960	38,536
Metso Outotec OYJ	634	4,985
Neste OYJ	190	9,409
Nokia OYJ	7,714	38,877
Nokian Renkaat OYJ	3,984	41,543
Nordea Bank Abp	2,185	20,363
Orion OYJ, Class B	2,319	105,331
Sampo OYJ, Class A	3,048	138,228
Stora Enso OYJ, Class R	5,306	79,365
UPM-Kymmene OYJ	3,234	110,209

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2022

	Number of Shares	Value
Finland (Continued)
Valmet OYJ (b)	3,318	$84,411
Wartsila OYJ Abp	4,618	38,236

(Cost $1,838,507)		1,373,071

France — 3.6%
Air Liquide SA	298	37,517
Airbus SE	45	4,430
ALD SA, 144A	1,205	13,159
Amundi SA, 144A	361	18,404
Arkema SA	1,395	118,363
AXA SA	507	11,993
BioMerieux	223	20,464
BNP Paribas SA	153	7,152
Bollore SE	12,105	58,134
Bouygues SA	2,500	73,657
Bureau Veritas SA	2,134	53,153
Capgemini SE	252	43,838
Carrefour SA	14,015	234,504
Cie de L’Odet SE	14	16,077
Cie de Saint-Gobain	2,616	106,141
Cie Generale des Etablissements Michelin SCA	5,244	128,163
Credit Agricole SA	478	4,417
Danone SA	1,316	69,487
Dassault Systemes SE	407	15,787
Edenred	549	27,878
Eiffage SA	1,422	125,630
Engie SA	7,279	86,867
EssilorLuxottica SA	134	20,111
Euroapi SA*	13	203
Gecina SA REIT	193	17,263
Getlink SE	663	12,527
Hermes International	6	7,738
ICADE REIT	131	5,791
Ipsen SA	413	39,681
JCDecaux SA*	375	5,215
Kering SA	27	13,656
La Francaise des Jeux SAEM, 144A	207	6,738
Legrand SA	1,163	84,528
L’Oreal SA	25	8,629
LVMH Moet Hennessy Louis Vuitton SE	10	6,511
Orange SA	17,867	181,422
Pernod Ricard SA	230	42,451
Publicis Groupe SA	1,875	91,914
Remy Cointreau SA	130	24,223
Renault SA*	331	9,522
Rexel SA*	1,504	24,500
Sanofi	302	24,956
Sartorius Stedim Biotech	14	5,148
Schneider Electric SE	221	26,396
SCOR SE	421	6,989
SEB SA	356	26,490
Societe Generale SA	548	12,167
Sodexo SA	286	21,983
Somfy SA	125	13,851
Teleperformance	225	64,323
Thales SA	241	29,117
TotalEnergies SE (b)	685	34,915

	Number of Shares	Value
France (Continued)
Ubisoft Entertainment SA*	241	$11,150
Veolia Environnement SA	3,800	85,134
Vinci SA	642	59,553
Vivendi SE	4,496	40,933

(Cost $2,697,722)		2,340,943

Germany — 3.4%
1&1 AG	255	4,103
adidas AG	51	7,604
Allianz SE	38	6,442
BASF SE	1,344	56,856
Bayer AG	446	23,590
Bayerische Motoren Werke AG	488	36,052
Bechtle AG	603	23,181
Beiersdorf AG	657	66,461
Brenntag SE	2,504	164,721
Carl Zeiss Meditec AG	146	18,234
Continental AG	115	6,647
Covestro AG, 144A	3,321	100,584
Daimler Truck Holding AG*	1,049	26,924
Deutsche Bank AG (c)	490	4,101
Deutsche Boerse AG	94	15,922
Deutsche Post AG	2,037	74,548
Deutsche Telekom AG	3,420	64,612
Deutsche Wohnen SE	179	4,075
E.ON SE	31,127	266,361
Evonik Industries AG	1,750	32,722
Fielmann AG	79	2,941
Fresenius Medical Care AG & Co. KGaA	1,540	52,945
Fresenius SE & Co. KGaA	2,016	49,990
FUCHS PETROLUB SE	574	13,391
GEA Group AG	3,205	111,798
Hannover Rueck SE	134	19,794
HeidelbergCement AG	1,420	64,397
Hella GmbH & Co. KGaA	191	13,502
Henkel AG & Co. KGaA	269	16,852
HOCHTIEF AG	84	4,162
Infineon Technologies AG	138	3,372
KION Group AG	111	4,446
Knorr-Bremse AG	274	13,321
LANXESS AG	1,032	34,920
LEG Immobilien SE	1,730	131,027
Mercedes-Benz Group AG	491	27,708
Merck KGaA	614	105,824
METRO AG*	2,639	21,070
MTU Aero Engines AG	94	16,631
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	78	18,683
Nemetschek SE	100	5,923
Puma SE	191	11,719
Rational AG	13	7,039
Rheinmetall AG	435	69,286
RWE AG	4,269	163,466
SAP SE	79	6,747
Scout24 SE, 144A	114	6,596
Siemens AG	100	10,164
Siemens Healthineers AG, 144A	193	9,457

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2022

	Number of Shares	Value
Germany (Continued)
Symrise AG	224	$23,504
Talanx AG	237	8,412
Telefonica Deutschland Holding AG	28,841	74,968
Uniper SE (b)	3,943	21,351
United Internet AG	1,202	27,255
Vantage Towers AG	157	4,076
Vonovia SE	848	23,023
Wacker Chemie AG	73	10,427
Zalando SE, 144A*	64	1,487

(Cost $2,926,324)		2,215,414

Hong Kong — 2.3%
AIA Group Ltd.	1,932	18,695
ASMPT Ltd.	1,600	12,445
Bank of East Asia Ltd.	7,585	9,567
BOC Hong Kong Holdings Ltd.	8,121	28,040
Cafe de Coral Holdings Ltd.	1,846	2,648
Chow Tai Fook Jewellery Group Ltd.	12,864	25,994
CK Asset Holdings Ltd.	12,942	87,557
CK Hutchison Holdings Ltd.	23,641	152,861
CK Infrastructure Holdings Ltd.	6,589	40,127
CLP Holdings Ltd.	11,173	96,372
Dah Sing Financial Holdings Ltd.	1,898	5,066
ESR Group Ltd., 144A*	1,724	4,843
First Pacific Co. Ltd.	33,838	13,063
Haitong International Securities Group Ltd.	9,084	1,007
Hang Lung Group Ltd.	6,039	10,233
Hang Seng Bank Ltd.	1,383	21,673
Henderson Land Development Co. Ltd.	6,439	21,576
Hong Kong & China Gas Co. Ltd.	39,836	39,334
Hong Kong Exchanges & Clearing Ltd.	514	20,812
Hutchison Port Holdings Trust, Class U	240,600	51,729
Hutchison Telecommunications Hong Kong Holdings Ltd.	92,544	13,677
Jardine Matheson Holdings Ltd.	400	21,240
Kerry Logistics Network Ltd.	14,502	31,928
Kerry Properties Ltd.	27,641	63,813
Link REIT	3,075	23,840
MTR Corp. Ltd.	1,551	7,954
New World Development Co. Ltd.	3,521	11,507
NWS Holdings Ltd.	10,783	10,386
PCCW Ltd.	100,964	50,554
Power Assets Holdings Ltd.	33,400	200,004
Sino Land Co. Ltd.	70,505	103,303
SITC International Holdings Co. Ltd.	9,461	24,108
Sun Hung Kai Properties Ltd.	2,772	32,598
Swire Pacific Ltd., Class A	1,908	13,212
Swire Pacific Ltd., Class B	2,738	3,181
Swire Properties Ltd.	1,769	4,089
Techtronic Industries Co. Ltd.	2,522	29,947
Towngas Smart Energy Co. Ltd.*	47,385	20,828
Vinda International Holdings Ltd.	1,877	5,249
VTech Holdings Ltd.	9,227	62,835
WH Group Ltd., 144A	62,212	42,485
Wharf Holdings Ltd.	10,591	39,941

	Number of Shares	Value
Hong Kong (Continued)
Xinyi Glass Holdings Ltd.	12,562	$23,303
Yue Yuen Industrial Holdings Ltd.	3,191	4,765

(Cost $1,591,059)		1,508,389

Ireland — 0.9%
CRH PLC	2,003	74,011
DCC PLC	1,067	61,619
Experian PLC	2,128	64,949
Glanbia PLC	5,235	66,696
James Hardie Industries PLC CDI	4,577	105,146
Kerry Group PLC, Class A	601	62,156
Kingspan Group PLC	560	31,895
Smurfit Kappa Group PLC	3,632	122,306

(Cost $662,828)		588,778

Israel — 3.0%
Airport City Ltd.*	1,161	24,428
Alony Hetz Properties & Investments Ltd.	1,915	31,081
Amot Investments Ltd.	3,370	24,213
Ashtrom Group Ltd.	197	5,034
Azrieli Group Ltd.	182	15,183
Bank Hapoalim BM	11,700	122,049
Bank Leumi Le-Israel BM	15,683	166,710
Bezeq The Israeli Telecommunication Corp. Ltd.	101,543	171,861
Big Shopping Centers Ltd.	45	6,464
Elbit Systems Ltd.	514	110,188
Elco Ltd. (b)	494	34,899
Electra Ltd.	81	51,623
Energix-Renewable Energies Ltd.	1,349	6,193
Enlight Renewable Energy Ltd.*	2,635	6,465
First International Bank Of Israel Ltd.	1,362	63,710
Fox Wizel Ltd.	65	9,473
Gav-Yam Lands Corp. Ltd.	7,330	75,075
Harel Insurance Investments & Financial Services Ltd.	3,457	39,491
ICL Group Ltd.	15,905	153,004
Israel Corp. Ltd.*	30	14,610
Israel Discount Bank Ltd., Class A	30,924	190,111
Maytronics Ltd.	1,059	15,300
Mivne Real Estate KD Ltd.	23,051	85,096
Mizrahi Tefahot Bank Ltd.	3,691	150,904
Nice Ltd.*	435	94,455
Nova Ltd.*	246	24,286
Paz Oil Co. Ltd.*	48	6,307
Phoenix Holdings Ltd.	5,385	65,239
Sapiens International Corp NV	195	4,425
Shapir Engineering and Industry Ltd.	2,632	25,232
Shufersal Ltd.	9,503	65,221
Strauss Group Ltd.	2,035	53,438
Tower Semiconductor Ltd.*	1,258	59,223

(Cost $1,651,884)		1,970,991

Italy — 1.7%
A2A SpA	47,011	52,921
Amplifon SpA	550	14,407
Assicurazioni Generali SpA	2,109	31,047

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2022

	Number of Shares	Value
Italy (Continued)
Atlantia SpA	412	$9,458
Banca Mediolanum SpA	986	6,324
Buzzi Unicem SpA	1,287	21,645
Davide Campari-Milano NV	3,981	39,262
De’ Longhi SpA	650	11,418
DiaSorin SpA	94	12,378
Enel SpA	3,091	14,594
Eni SpA	10,446	124,031
Ferrari NV	216	41,963
FinecoBank Banca Fineco SpA	1,440	15,660
Hera SpA	32,594	81,937
Infrastrutture Wireless Italiane SpA, 144A	1,356	12,626
Interpump Group SpA	905	32,160
Intesa Sanpaolo SpA	7,935	13,748
Italgas SpA	17,988	92,881
Leonardo SpA	505	4,147
Mediobanca Banca di Credito Finanziario SpA	968	7,697
Moncler SpA	966	43,362
Pirelli & C SpA, 144A	8,421	32,008
Poste Italiane SpA, 144A	1,173	9,427
Prysmian SpA	4,348	133,831
Recordati Industria Chimica e Farmaceutica SpA	1,085	44,448
Reply SpA	267	31,627
Snam SpA	12,906	61,462
Telecom Italia SpA*	73,984	15,325
Telecom Italia SpA-RSP*	55,952	11,129
Terna — Rete Elettrica Nazionale	14,424	102,979
UniCredit SpA	508	5,005
UnipolSai Assicurazioni SpA (b)	3,792	8,450

(Cost $1,451,351)		1,139,357

Japan — 25.2%
ABC-Mart, Inc. (b)	263	10,643
Acom Co. Ltd.	2,000	4,790
Activia Properties, Inc. REIT	4	12,480
Advance Residence Investment Corp. REIT	9	23,892
Advantest Corp.	100	5,771
Aeon Co. Ltd. (b)	1,049	20,602
AEON REIT Investment Corp. REIT	15	17,010
AGC, Inc.	8,954	306,810
Aica Kogyo Co. Ltd.	914	20,340
Ain Holdings, Inc.	500	28,747
Air Water, Inc.	3,600	45,446
Aisin Corp.	3,193	95,704
Ajinomoto Co., Inc.	3,300	91,912
Alfresa Holdings Corp.	300	3,612
Amada Co. Ltd.	4,243	33,577
Amano Corp.	1,000	18,676
Anritsu Corp.	200	2,381
Aozora Bank Ltd.	1,000	19,398
Ariake Japan Co. Ltd.	200	6,839
As One Corp.	200	9,277
Asahi Group Holdings Ltd.	1,592	53,666
Asahi Intecc Co. Ltd.	216	3,903
Asahi Kasei Corp.	5,419	39,990

	Number of Shares	Value
Japan (Continued)
Asics Corp.	400	$7,393
ASKUL Corp.	400	5,330
Astellas Pharma, Inc.	6,983	99,966
Azbil Corp.	1,113	32,035
Bandai Namco Holdings, Inc.	800	60,509
Benesse Holdings, Inc.	1,000	15,805
Bic Camera, Inc.	1,700	13,980
BIPROGY, Inc.	600	13,418
Bridgestone Corp.	3,824	147,664
Brother Industries Ltd.	2,042	39,419
Calbee, Inc.	1,080	21,510
Canon Marketing Japan, Inc.	1,400	31,964
Canon, Inc.	13,422	322,903
Capcom Co. Ltd.	408	11,214
Chiba Bank Ltd.	3,700	20,071
Chubu Electric Power Co., Inc.	11,831	120,678
Chugai Pharmaceutical Co. Ltd.	400	10,414
Chugoku Bank Ltd.	800	5,390
Chugoku Electric Power Co., Inc.	3,283	19,751
Coca-Cola Bottlers Japan Holdings, Inc.	400	4,123
COMSYS Holdings Corp.	2,734	51,160
Concordia Financial Group Ltd.	2,900	9,247
Cosmo Energy Holdings Co. Ltd.	200	5,980
Cosmos Pharmaceutical Corp.	190	20,134
Credit Saison Co. Ltd.	2,000	25,277
CyberAgent, Inc.	800	7,900
Dai Nippon Printing Co. Ltd.	5,407	114,556
Daicel Corp.	12,527	79,341
Daido Steel Co. Ltd.	255	7,211
Daifuku Co. Ltd.	126	7,444
Dai-ichi Life Holdings, Inc.	2,800	48,617
Daiichi Sankyo Co. Ltd.	200	6,055
Daikin Industries Ltd.	184	32,499
Daio Paper Corp.	2,600	24,495
Daito Trust Construction Co. Ltd.	2,285	226,481
Daiwa House Industry Co. Ltd.	5,602	126,729
Daiwa House REIT Investment Corp. REIT (b)	15	34,842
Daiwa Office Investment Corp. REIT	1	5,078
Daiwa Securities Group, Inc.	17,145	75,271
DeNA Co. Ltd.	500	6,882
Denka Co. Ltd.	600	14,478
Denso Corp.	344	18,986
Dentsu Group, Inc.	2,800	91,196
DIC Corp.	1,600	28,913
Disco Corp.	133	32,812
DMG Mori Co. Ltd.	700	9,210
Dowa Holdings Co. Ltd.	700	26,611
Ebara Corp.	3,000	115,131
Electric Power Development Co. Ltd.	8,976	138,824
ENEOS Holdings, Inc.	21,320	80,528
EXEO Group, Inc.	1,372	21,200
Ezaki Glico Co. Ltd.	900	23,535
Fancl Corp.	200	4,083
FANUC Corp.	96	15,606
Food & Life Cos. Ltd.	184	2,935
FP Corp.	400	9,479

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2022

	Number of Shares	Value
Japan (Continued)
Fuji Electric Co. Ltd.	888	$38,883
Fuji Media Holdings, Inc.	800	6,377
FUJIFILM Holdings Corp.	2,151	110,339
Fujitsu General Ltd.	700	14,957
Fujitsu Ltd.	642	76,716
Fukuoka Financial Group, Inc.	900	16,140
Fukuyama Transporting Co. Ltd.	600	13,764
Fuyo General Lease Co. Ltd.	200	11,888
GLP J REIT	18	22,061
GS Yuasa Corp.	638	11,704
GungHo Online Entertainment, Inc.	800	13,354
H.U. Group Holdings, Inc.	700	14,316
Hachijuni Bank Ltd.	4,500	15,517
Hakuhodo DY Holdings, Inc.	569	5,135
Hamamatsu Photonics KK	850	36,483
Hankyu Hanshin Holdings, Inc.	167	5,042
Haseko Corp.	5,797	66,909
Heiwa Corp.	400	6,117
Hino Motors Ltd.	3,059	14,079
Hirogin Holdings, Inc.	1,600	7,075
Hirose Electric Co. Ltd.	340	48,685
Hitachi Construction Machinery Co. Ltd.	200	4,154
Hitachi Ltd.	2,546	128,489
Hitachi Metals Ltd.*	1,100	16,608
Hitachi Transport System Ltd.	1,680	106,405
Honda Motor Co. Ltd.	2,445	65,682
Horiba Ltd.	600	27,657
Hoshizaki Corp.	426	12,753
House Foods Group, Inc.	857	18,287
Hoya Corp.	500	51,398
Hulic Co. Ltd.	3,548	27,130
Idemitsu Kosan Co. Ltd.	1,225	32,254
IHI Corp.	300	8,083
Iida Group Holdings Co. Ltd.	3,400	52,070
Industrial & Infrastructure Fund Investment Corp. REIT	15	19,888
INFRONEER Holdings, Inc.*	10,284	73,963
Inpex Corp.	17,399	201,320
Internet Initiative Japan, Inc.	1,300	47,546
Isetan Mitsukoshi Holdings Ltd.	700	5,565
Isuzu Motors Ltd.	7,800	97,398
Ito En Ltd.	100	4,429
ITOCHU Corp.	4,536	125,748
Itochu Techno-Solutions Corp.	500	12,750
Itoham Yonekyu Holdings, Inc.	7,000	34,034
Iwatani Corp.	1,000	41,118
Iyo Bank Ltd.	1,000	4,674
Izumi Co. Ltd.	300	6,514
J. Front Retailing Co. Ltd. (b)	1,065	8,497
Japan Aviation Electronics Industry Ltd.	600	10,128
Japan Exchange Group, Inc.	500	7,519
Japan Logistics Fund, Inc. REIT	6	14,305
Japan Metropolitan Fund Invest REIT (b)	18	14,361
Japan Post Holdings Co. Ltd.	3,500	24,271
Japan Post Insurance Co. Ltd.	700	10,766
Japan Prime Realty Investment Corp. REIT	7	20,830

	Number of Shares	Value
Japan (Continued)
Japan Real Estate Investment Corp. REIT	6	$27,917
Japan Steel Works Ltd.	200	4,318
Japan Tobacco, Inc.	9,564	162,821
JFE Holdings, Inc. (b)	4,200	45,446
JSR Corp.	1,032	23,301
JTEKT Corp.	700	4,974
Kadokawa Corp.	400	8,772
Kagome Co. Ltd.	365	8,096
Kajima Corp.	15,600	165,312
Kakaku.com, Inc.	386	7,209
Kaken Pharmaceutical Co. Ltd.	647	18,062
Kamigumi Co. Ltd.	5,632	110,791
Kandenko Co. Ltd.	5,292	32,029
Kaneka Corp.	1,122	30,352
Kansai Electric Power Co., Inc.	18,411	178,764
Kansai Paint Co. Ltd.	1,088	16,859
Kao Corp.	553	24,154
Kawasaki Heavy Industries Ltd.	243	4,756
KDDI Corp.	4,129	127,392
Keisei Electric Railway Co. Ltd.	100	2,813
Kenedix Office Investment Corp. REIT	3	15,582
Kewpie Corp.	3,759	62,124
Keyence Corp.	28	10,673
Kikkoman Corp.	773	47,732
Kinden Corp.	4,800	50,969
Kirin Holdings Co. Ltd.	3,712	61,440
Kobayashi Pharmaceutical Co. Ltd.	426	24,369
Kobe Bussan Co. Ltd.	600	15,452
Kobe Steel Ltd.	1,300	5,964
Koei Tecmo Holdings Co. Ltd.	162	5,487
Koito Manufacturing Co. Ltd.	300	10,355
Kokuyo Co. Ltd.	4,400	57,133
Komatsu Ltd.	1,170	24,729
Konami Group Corp.	682	34,832
Kose Corp.	100	9,551
K’s Holdings Corp.	6,211	57,574
Kubota Corp.	1,900	29,818
Kuraray Co. Ltd.	6,981	53,431
Kurita Water Industries Ltd.	1,828	71,999
Kyocera Corp.	972	54,537
Kyowa Kirin Co. Ltd.	1,100	24,876
Kyudenko Corp.	499	10,119
Kyushu Electric Power Co., Inc.	10,564	63,708
LaSalle Logiport REIT (b)	16	19,864
Lawson, Inc. (b)	1,100	36,581
Lintec Corp.	3,713	62,354
Lion Corp.	906	10,653
Lixil Corp.	1,411	24,825
Mabuchi Motor Co. Ltd.	400	11,455
Makita Corp.	1,218	29,004
Marubeni Corp.	19,791	207,297
Marui Group Co. Ltd.	779	14,094
Maruichi Steel Tube Ltd.	3,450	74,139
MatsukiyoCocokara & Co.	697	27,855
Mazda Motor Corp.	3,800	33,744
Mebuki Financial Group, Inc.	5,900	11,364
Medipal Holdings Corp.	4,851	66,733

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2022

	Number of Shares	Value
Japan (Continued)
MEIJI Holdings Co. Ltd.	2,669	$127,650
MINEBEA MITSUMI, Inc.	1,471	25,658
MISUMI Group, Inc.	2,140	53,259
Mitsubishi Chemical Group Corp.	22,402	118,454
Mitsubishi Corp.	3,436	113,125
Mitsubishi Electric Corp.	9,374	95,921
Mitsubishi Estate Co. Ltd.	1,900	25,767
Mitsubishi Gas Chemical Co., Inc.	1,067	16,018
Mitsubishi HC Capital, Inc.	2,950	14,386
Mitsubishi Heavy Industries Ltd.	1,213	47,024
Mitsubishi Logistics Corp.	1,100	28,804
Mitsubishi Materials Corp.	1,600	24,019
Mitsubishi UFJ Financial Group, Inc.	1,200	6,242
Mitsui & Co. Ltd.	10,225	240,901
Mitsui Chemicals, Inc.	2,800	63,524
Mitsui Fudosan Co. Ltd.	1,100	22,405
Mitsui Fudosan Logistics Park, Inc. REIT	3	11,794
Mitsui Mining & Smelting Co. Ltd.	300	7,142
Mitsui OSK Lines Ltd. (b)	1,274	33,590
Mizuho Financial Group, Inc.	1,980	22,760
Mori Hills REIT Investment Corp. REIT	11	12,410
Morinaga & Co. Ltd.	500	14,355
Morinaga Milk Industry Co. Ltd.	800	24,613
MS&AD Insurance Group Holdings, Inc. (b)	1,300	39,021
Murata Manufacturing Co. Ltd.	317	17,274
Nabtesco Corp.	400	9,594
Nagase & Co. Ltd.	5,465	79,082
Nagoya Railroad Co. Ltd.	300	4,670
Nankai Electric Railway Co. Ltd.	718	14,378
NEC Corp.	200	7,358
NEC Networks & System Integration Corp.	1,900	23,903
NGK Insulators Ltd.	3,477	50,139
NGK Spark Plug Co. Ltd.	3,402	70,335
NH Foods Ltd.	800	23,026
NHK Spring Co. Ltd.	3,800	25,904
Nichirei Corp.	1,400	25,157
Nifco, Inc.	861	19,627
Nihon Kohden Corp.	1,700	39,181
Nikon Corp.	600	6,895
Nintendo Co. Ltd.	150	61,666
Nippon Accommodations Fund, Inc. REIT (b)	4	19,708
Nippon Building Fund, Inc. REIT	11	55,069
Nippon Electric Glass Co. Ltd.	4,600	87,338
NIPPON EXPRESS HOLDINGS, Inc.	1,136	63,018
Nippon Kayaku Co. Ltd.	7,800	68,364
Nippon Prologis REIT, Inc. REIT	9	22,756
Nippon Sanso Holdings Corp.	1,259	23,105
Nippon Shinyaku Co. Ltd.	400	22,074
Nippon Shokubai Co. Ltd.	300	11,989
Nippon Steel Corp.	2,913	46,408
Nippon Telegraph & Telephone Corp.	1,891	51,413
Nippon Television Holdings, Inc.	700	5,989
Nippon Yusen KK (b)	500	38,557
Nipro Corp.	600	4,917

	Number of Shares	Value
Japan (Continued)
Nissan Chemical Corp.	1,283	$65,434
Nissan Motor Co. Ltd.	8,100	32,131
Nisshin Seifun Group, Inc.	2,578	29,197
Nissin Foods Holdings Co. Ltd.	1,384	99,438
Nitori Holdings Co. Ltd.	232	22,409
Nitto Denko Corp.	1,243	77,292
Noevir Holdings Co. Ltd.	300	12,509
NOF Corp.	1,107	42,324
NOK Corp.	500	4,483
Nomura Holdings, Inc.	3,800	13,810
Nomura Real Estate Holdings, Inc.	586	14,478
Nomura Real Estate Master Fund, Inc. REIT (b)	15	18,417
Nomura Research Institute Ltd.	430	11,756
NS Solutions Corp.	300	8,234
NTT Data Corp.	1,417	20,178
Obayashi Corp.	7,362	51,302
Obic Co. Ltd.	200	29,966
Oji Holdings Corp.	12,088	48,570
Olympus Corp.	200	4,343
Omron Corp.	300	15,993
Ono Pharmaceutical Co. Ltd.	2,377	57,065
Open House Group Co. Ltd.	680	26,832
ORIX Corp.	7,036	116,535
Orix JREIT, Inc. REIT (b)	13	17,959
Osaka Gas Co. Ltd.	14,929	252,433
OSG Corp.	2,000	27,845
Otsuka Corp.	808	26,404
Otsuka Holdings Co. Ltd.	1,534	50,471
PALTAC Corp.	382	11,091
Pan Pacific International Holdings Corp.	699	12,631
Panasonic Holdings Corp.	3,772	30,829
Penta-Ocean Construction Co. Ltd.	1,720	9,144
Persol Holdings Co. Ltd.	1,229	25,001
Recruit Holdings Co. Ltd.	326	10,543
Relo Group, Inc.	200	3,252
Rengo Co. Ltd.	6,212	36,835
Resona Holdings, Inc.	10,500	38,804
Resorttrust, Inc.	500	8,083
Ricoh Co. Ltd.	4,000	31,654
Rinnai Corp.	517	39,980
Rohm Co. Ltd.	114	8,651
Rohto Pharmaceutical Co. Ltd.	1,911	57,968
Ryohin Keikaku Co. Ltd.	500	4,689
Sankyo Co. Ltd.	1,209	35,670
Sankyu, Inc.	700	21,688
Santen Pharmaceutical Co. Ltd.	1,600	11,611
Sanwa Holdings Corp.	5,500	54,950
Sapporo Holdings Ltd.	1,100	24,242
Sawai Group Holdings Co. Ltd.	300	8,905
SCREEN Holdings Co. Ltd.	100	6,766
SCSK Corp.	600	9,868
Secom Co. Ltd.	1,735	111,666
Sega Sammy Holdings, Inc.	600	8,972
Seiko Epson Corp.	2,351	37,243
Seino Holdings Co. Ltd.	2,700	21,619
Sekisui Chemical Co. Ltd.	3,901	53,636

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2022

	Number of Shares	Value
Japan (Continued)
Sekisui House Ltd.	10,736	$183,858
Sekisui House Reit, Inc. REIT	23	14,003
Seven & i Holdings Co. Ltd. (b)	2,500	99,784
Seven Bank Ltd.	7,800	14,854
SG Holdings Co. Ltd.	4,260	71,264
Shikoku Electric Power Co., Inc.	5,500	32,216
Shimadzu Corp.	2,496	73,642
Shimamura Co. Ltd.	500	45,591
Shimano, Inc.	400	71,618
Shimizu Corp.	4,746	26,225
Shin-Etsu Chemical Co. Ltd.	300	35,307
Shinko Electric Industries Co. Ltd.	300	8,505
Shionogi & Co. Ltd.	1,800	88,348
Shiseido Co. Ltd.	400	15,279
Shizuoka Bank Ltd.	2,100	12,210
SHO-BOND Holdings Co. Ltd.	1,149	49,980
Showa Denko KK	500	7,773
Skylark Holdings Co. Ltd.*	2,100	23,238
SMC Corp.	67	32,189
SMS Co. Ltd.	300	6,958
SoftBank Corp.	4,405	48,602
Sohgo Security Services Co. Ltd.	887	23,131
Sojitz Corp.	10,220	173,252
Sompo Holdings, Inc.	2,700	116,336
Sony Group Corp.	408	32,772
Square Enix Holdings Co. Ltd.	400	17,515
Stanley Electric Co. Ltd.	1,331	24,839
Subaru Corp.	5,264	96,280
Sugi Holdings Co. Ltd.	335	14,306
Sumitomo Bakelite Co. Ltd.	600	19,131
Sumitomo Chemical Co. Ltd.	32,500	128,945
Sumitomo Corp.	6,632	94,008
Sumitomo Electric Industries Ltd.	4,426	51,164
Sumitomo Forestry Co. Ltd.	4,183	71,545
Sumitomo Heavy Industries Ltd.	2,449	51,921
Sumitomo Metal Mining Co. Ltd.	1,169	37,147
Sumitomo Mitsui Financial Group, Inc.	500	15,127
Sumitomo Mitsui Trust Holdings, Inc.	800	25,023
Sumitomo Realty & Development Co. Ltd.	771	19,021
Sumitomo Rubber Industries Ltd.	6,600	57,133
Sundrug Co. Ltd.	788	19,384
Suntory Beverage & Food Ltd.	2,574	94,697
Suzuken Co. Ltd.	1,584	38,107
Suzuki Motor Corp.	2,242	78,909
Sysmex Corp.	127	7,882
T&D Holdings, Inc.	3,741	41,046
Taiheiyo Cement Corp.	1,700	25,618
Taisei Corp.	2,134	65,194
Taisho Pharmaceutical Holdings Co. Ltd.	200	7,488
Taiyo Yuden Co. Ltd.	100	3,138
Takara Bio, Inc.	300	4,233
Takara Holdings, Inc.	500	3,823
Takashimaya Co. Ltd.	1,300	14,470
Takeda Pharmaceutical Co. Ltd.	500	13,886
TDK Corp.	330	11,700
TechnoPro Holdings, Inc.	1,087	24,779
Teijin Ltd.	2,720	28,941

	Number of Shares	Value
Japan (Continued)
Terumo Corp.	416	$13,522
TIS, Inc.	1,300	37,417
Tobu Railway Co. Ltd.	700	16,638
Toda Corp.	900	4,467
Toho Co. Ltd.	1,359	52,056
Tohoku Electric Power Co., Inc.	5,919	29,547
Tokio Marine Holdings, Inc.	1,100	61,830
Tokyo Electric Power Co. Holdings, Inc.*	35,604	139,719
Tokyo Electron Ltd.	50	15,928
Tokyo Gas Co. Ltd.	9,159	172,576
Tokyo Ohka Kogyo Co. Ltd.	900	44,667
Tokyo Tatemono Co. Ltd.	2,000	30,225
Tokyu Corp.	1,900	22,738
Tokyu Fudosan Holdings Corp.	2,222	12,038
TOPPAN, Inc.	11,165	176,465
Toray Industries, Inc.	10,500	60,512
Toshiba Corp.	2,000	74,546
Toshiba TEC Corp.	391	11,748
Tosoh Corp.	5,141	67,014
TOTO Ltd.	380	13,254
Toyo Seikan Group Holdings Ltd.	6,121	73,165
Toyo Suisan Kaisha Ltd.	3,100	127,690
Toyo Tire Corp.	1,000	12,220
Toyoda Gosei Co. Ltd.	584	10,241
Toyota Boshoku Corp.	1,900	27,906
Toyota Industries Corp.	298	16,811
Toyota Motor Corp.	500	7,580
Toyota Tsusho Corp.	1,123	39,735
Trend Micro, Inc.	1,539	95,698
TS Tech Co. Ltd.	3,358	37,886
Tsumura & Co.	300	6,914
Tsuruha Holdings, Inc.	128	7,156
UBE Corp.	3,293	48,816
Ulvac, Inc.	400	15,784
Unicharm Corp.	1,077	37,688
United Urban Investment Corp. REIT	14	14,967
Ushio, Inc.	1,701	20,897
USS Co. Ltd.	3,000	53,324
Welcia Holdings Co. Ltd.	842	17,754
Yakult Honsha Co. Ltd.	1,100	65,306
Yamada Holdings Co. Ltd.	8,857	30,796
Yamaguchi Financial Group, Inc.	1,800	9,920
Yamaha Corp.	481	18,945
Yamaha Motor Co. Ltd.	5,100	106,654
Yamato Holdings Co. Ltd.	2,400	37,742
Yamato Kogyo Co. Ltd.	1,600	57,017
Yamazaki Baking Co. Ltd.	1,753	20,714
Yaoko Co. Ltd.	500	23,300
Yaskawa Electric Corp.	300	9,912
Yokogawa Electric Corp.	1,200	21,165
Yokohama Rubber Co. Ltd.	2,900	47,885
Zenkoku Hosho Co. Ltd.	838	27,898
Zensho Holdings Co. Ltd.	400	10,546
Zeon Corp.	1,459	14,135

(Cost $18,396,334)		16,622,362

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2022

	Number of Shares	Value
Jordan — 0.0%
Hikma Pharmaceuticals PLC (Cost $41,045)	1,547	$23,635

Luxembourg — 0.2%
ArcelorMittal SA	409	9,770
Aroundtown SA	1,862	5,445
Eurofins Scientific SE	542	37,660
L’Occitane International SA	11,326	35,714
RTL Group SA	848	31,550
Tenaris SA	1,392	19,246

(Cost $163,880)		139,385

Netherlands — 2.3%
Aalberts NV	1,768	64,997
Akzo Nobel NV	965	61,171
ASM International NV	61	16,629
ASML Holding NV	19	9,259
ASR Nederland NV	1,021	41,755
BE Semiconductor Industries NV	304	14,487
CTP NV, 144A	314	4,281
Euronext NV, 144A	96	7,124
EXOR NV	129	7,817
Heineken Holding NV	550	39,156
Heineken NV	263	23,733
IMCD NV	463	64,155
ING Groep NV	511	4,504
JDE Peet’s NV	471	14,549
Koninklijke Ahold Delhaize NV	7,848	216,229
Koninklijke DSM NV	923	118,196
Koninklijke KPN NV	70,999	226,316
Koninklijke Philips NV	714	11,953
Koninklijke Vopak NV	377	8,317
NN Group NV	880	36,254
QIAGEN NV*	1,590	72,347
Randstad NV	3,667	171,425
Signify NV, 144A	1,678	47,869
Stellantis NV	3,403	45,696
Universal Music Group NV	666	13,264
Wolters Kluwer NV	1,773	173,720

(Cost $1,694,298)		1,515,203

New Zealand — 1.1%
Auckland International Airport Ltd.*	3,549	16,450
Contact Energy Ltd.	29,156	140,859
Fisher & Paykel Healthcare Corp. Ltd.	5,028	60,605
Fletcher Building Ltd.	27,573	94,668
Infratil Ltd.	2,340	12,984
Kiwi Property Group Ltd.	56,095	35,080
Mainfreight Ltd.	2,700	123,325
Mercury NZ Ltd.	4,670	16,606
Meridian Energy Ltd.	8,708	26,721
Ryman Healthcare Ltd.	791	4,457
SKYCITY Entertainment Group Ltd.	8,900	15,551
Spark New Zealand Ltd.	58,464	194,276
Xero Ltd.*	92	5,535

(Cost $825,242)		747,117

	Number of Shares	Value
Norway — 1.2%
Aker BP ASA	1,091	$38,224
DNB Bank ASA	255	4,882
Equinor ASA	1,839	70,916
Gjensidige Forsikring ASA	2,636	53,654
Leroy Seafood Group ASA	6,456	43,326
Mowi ASA	6,117	125,926
Nordic Semiconductor ASA*	648	9,990
Norsk Hydro ASA	7,967	54,991
Orkla ASA	13,803	116,025
Salmar ASA	528	35,088
Telenor ASA	5,249	57,651
TOMRA Systems ASA	3,322	76,103
Yara International ASA	2,885	122,503

(Cost $849,633)		809,279

Poland — 0.6%
Cyfrowy Polsat SA	14,914	61,658
Dino Polska SA, 144A*	393	28,785
KGHM Polska Miedz SA	617	11,637
Polski Koncern Naftowy ORLEN SA	13,779	179,061
Polskie Gornictwo Naftowe i Gazownictwo SA*	54,130	64,483
Powszechna Kasa Oszczednosci Bank Polski SA	2,367	11,864
Powszechny Zaklad Ubezpieczen SA	3,807	22,846
Santander Bank Polska SA	117	5,341

(Cost $555,620)		385,675

Portugal — 0.3%
EDP — Energias de Portugal SA	4,387	21,007
Galp Energia SGPS SA	1,366	14,828
Jeronimo Martins SGPS SA	7,972	177,159

(Cost $207,184)		212,994

Singapore — 3.4%
Ascendas Real Estate Investment Trust REIT	65,336	132,068
Ascott Residence Trust (a)	45,200	35,315
BOC Aviation Ltd., 144A	1,544	12,403
CapitaLand Integrated Commercial Trust REIT	78,174	115,992
Capitaland Investment Ltd.	17,800	47,080
City Developments Ltd.	2,800	16,317
ComfortDelGro Corp. Ltd.	109,244	110,411
DBS Group Holdings Ltd.	2,826	66,036
Frasers Logistics & Commercial Trust REIT	124,500	121,368
Genting Singapore Ltd.	48,600	26,998
Golden Agri-Resources Ltd.	331,800	66,593
Jardine Cycle & Carriage Ltd.	5,605	132,019
Kenon Holdings Ltd.	241	9,846
Keppel REIT	35,000	27,095
Keppel Corp. Ltd.	11,662	60,772
Keppel DC REIT	21,800	30,315
Mapletree Industrial Trust REIT	19,378	35,142
Mapletree Logistics Trust REIT	46,767	55,982
Mapletree Pan Asia Commercial Trust REIT	13,791	18,189

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2022

	Number of Shares	Value
Singapore (Continued)
NETLINK NBN MANAGEMENT PTE Ltd.	87,600	$58,710
Olam Group Ltd.	44,964	47,378
Oversea-Chinese Banking Corp. Ltd.	11,362	98,464
SATS Ltd.*	2,065	5,980
Sembcorp Industries Ltd.	70,153	170,467
SIA Engineering Co. Ltd.*	8,100	14,399
Singapore Exchange Ltd.	21,880	148,836
Singapore Post Ltd.	56,800	23,614
Singapore Technologies Engineering Ltd.	45,928	122,795
Singapore Telecommunications Ltd.	38,666	72,615
StarHub Ltd.	42,400	37,382
Suntec Real Estate Investment Trust REIT	77,100	87,318
United Overseas Bank Ltd.	4,300	84,237
UOL Group Ltd.	6,229	30,897
Venture Corp. Ltd.	4,562	59,809
Wilmar International Ltd.	13,900	40,252
Wing Tai Holdings Ltd.	6,900	8,260

(Cost $2,227,250)		2,231,354

South Korea — 4.1%
AMOREPACIFIC Group	96	2,505
BGF retail Co. Ltd.	107	12,840
BNK Financial Group, Inc.	9,818	49,253
Cheil Worldwide, Inc.	2,991	48,972
CJ CheilJedang Corp.	165	50,269
CJ Corp.	328	19,177
CJ ENM Co. Ltd.	51	3,748
CJ Logistics Corp.*	91	8,062
Coway Co. Ltd.	991	47,196
Daewoo Engineering & Construction Co. Ltd.*	1,453	5,649
DB Insurance Co. Ltd.	1,438	64,183
DGB Financial Group, Inc.	5,218	29,064
DL E&C Co. Ltd.	516	15,798
Doosan Bobcat, Inc.	370	9,599
E-MART, Inc.	209	15,282
F&F Co. Ltd. / New	200	21,308
GS Engineering & Construction Corp.	877	19,769
GS Holdings Corp.	2,188	75,330
GS Retail Co. Ltd.	174	3,304
Hana Financial Group, Inc.	3,481	102,149
Hankook Tire & Technology Co. Ltd.	933	26,472
Hanwha Aerospace Co. Ltd.	200	12,172
Hanwha Corp.	908	21,621
HD Hyundai Co. Ltd.	107	5,056
Hite Jinro Co. Ltd.	417	9,509
Hotel Shilla Co. Ltd.	112	6,180
Hyundai Department Store Co. Ltd.	146	6,757
Hyundai Engineering & Construction Co. Ltd.	1,197	43,135
Hyundai Glovis Co. Ltd.	157	20,717
Hyundai Marine & Fire Insurance Co. Ltd.	2,000	47,101
Hyundai Mobis Co. Ltd.	162	26,040
Hyundai Steel Co.	126	3,099
Industrial Bank of Korea	5,760	41,212
Kakao Corp.	37	2,030
KB Financial Group, Inc.	3,007	111,171

	Number of Shares	Value
South Korea (Continued)
KCC Corp.	89	$19,596
KEPCO Plant Service & Engineering Co. Ltd.	744	23,001
Kia Corp.	818	49,415
Korea Aerospace Industries Ltd.	407	18,562
Korea Electric Power Corp.*	3,868	60,584
Korea Gas Corp.	424	13,789
Korea Investment Holdings Co. Ltd.	342	14,523
Korea Zinc Co. Ltd.	236	118,569
Krafton, Inc.*	141	25,985
KT&G Corp.	4,072	253,292
LG Corp.	743	45,550
LG Display Co. Ltd.	1,035	12,071
LG Electronics, Inc.	321	24,239
LG H&H Co. Ltd.	9	4,791
LG Innotek Co. Ltd.	118	30,348
LG Uplus Corp.	10,652	91,584
Lotte Chemical Corp.	28	3,663
Lotte Chilsung Beverage Co. Ltd.	42	4,851
LOTTE Fine Chemical Co. Ltd.	249	13,124
Meritz Financial Group, Inc.	411	9,464
Mirae Asset Securities Co. Ltd.	2,210	10,839
NH Investment & Securities Co. Ltd.	3,804	28,298
NHN Corp.*	266	5,041
NongShim Co. Ltd.	245	54,951
Orion Corp.	153	11,256
Ottogi Corp.	15	5,372
Pan Ocean Co. Ltd.	820	3,157
POSCO Holdings, Inc.	413	78,737
Posco International Corp.	542	10,880
S-1 Corp.	550	23,932
Samsung C&T Corp.	335	30,180
Samsung Card Co. Ltd.	1,105	25,899
Samsung Electro-Mechanics Co. Ltd.	215	22,504
Samsung Electronics Co. Ltd.	200	8,927
Samsung Engineering Co. Ltd.*	760	13,324
Samsung Fire & Marine Insurance Co. Ltd.	810	118,089
Samsung Life Insurance Co. Ltd.	216	10,012
Samsung SDS Co. Ltd.	107	10,280
Samsung Securities Co. Ltd.	193	4,892
SD Biosensor, Inc.	739	19,420
Shinhan Financial Group Co. Ltd.	1,590	43,508
Shinsegae, Inc.	38	6,350
SK Bioscience Co. Ltd.*	43	3,633
SK Hynix, Inc.	220	15,658
SK Square Co. Ltd.*	1,152	34,882
SK Telecom Co. Ltd.	2,957	115,181
SK, Inc.	56	9,755
S-Oil Corp.	70	5,312
SSANGYONG C&E Co. Ltd.	771	3,937
Woori Financial Group, Inc.	12,924	117,882
Yuhan Corp.	187	7,941

(Cost $2,959,951)		2,682,759

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2022

	Number of Shares	Value
Spain — 1.8%
Acciona SA	164	$32,174
ACS Actividades de Construccion y Servicios SA (b)	480	10,720
Aena SME SA, 144A*	72	8,858
Amadeus IT Group SA*	89	4,709
Banco Bilbao Vizcaya Argentaria SA	1,939	8,757
Banco Santander SA	2,751	6,686
Bankinter SA	2,075	10,650
CaixaBank SA	4,039	12,200
Corp ACCIONA Energias Renovables SA	164	6,834
EDP Renovaveis SA	324	7,875
Enagas SA	5,085	93,010
Endesa SA	1,964	33,771
Ferrovial SA	4,007	100,650
Fluidra SA	1,066	17,097
Iberdrola SA	2,913	30,419
Industria de Diseno Textil SA	201	4,356
Mapfre SA (b)	10,852	18,038
Merlin Properties Socimi SA REIT	3,906	35,820
Naturgy Energy Group SA	1,522	42,057
Red Electrica Corp. SA	14,424	264,481
Repsol SA	15,626	204,030
Telefonica SA (b)	63,456	262,635

(Cost $1,341,353)		1,215,827

Sweden — 4.7%
Alfa Laval AB	2,405	64,574
Alleima AB*	451	1,815
Assa Abloy AB, Class B	4,961	101,103
Atlas Copco AB, Class A	3,088	31,579
Atlas Copco AB, Class B	1,696	15,554
Beijer Ref AB	524	6,820
Boliden AB	7,193	232,399
Castellum AB	6,505	91,856
Electrolux AB, Class B	2,316	29,456
Elekta AB, Class B (b)	1,263	7,276
Epiroc AB, Class A	3,828	58,914
Epiroc AB, Class B	2,286	31,280
Essity AB, Class B	3,939	87,832
Fastighets AB Balder, Class B*	12,480	69,411
Getinge AB, Class B	3,278	61,085
H & M Hennes & Mauritz AB, Class B (b)	1,205	12,586
Hexagon AB, Class B	2,135	21,976
Holmen AB, Class B	2,393	103,207
Husqvarna AB, Class B	3,095	20,957
Industrivarden AB, Class A	5,793	129,227
Industrivarden AB, Class C	4,648	102,636
Indutrade AB	2,077	38,715
Investment AB Latour, Class B (b)	1,603	31,809
Investor AB, Class A	3,485	58,273
Investor AB, Class B	10,413	165,206
Kinnevik AB, Class B*	5,880	84,302
L E Lundbergforetagen AB, Class B	1,579	65,635
Lifco AB, Class B	1,383	21,649
Nibe Industrier AB, Class B	4,171	39,324
Orron Energy ab	999	1,909
Sagax AB, Class B	2,987	64,666

	Number of Shares	Value
Sweden (Continued)
Sagax AB, Class D	5,932	$15,509
Samhallsbyggnadsbolaget i Norden AB (b)	12,170	19,692
Sandvik AB	2,256	35,421
Securitas AB, Class B (b)	3,879	34,145
Skandinaviska Enskilda Banken AB, Class A	2,345	23,520
Skanska AB, Class B	3,723	55,373
SKF AB, Class B	964	14,555
Svenska Cellulosa AB SCA, Class B	4,732	71,359
Svenska Handelsbanken AB, Class A	1,378	11,350
Sweco AB, Class B	1,814	17,179
Swedbank AB, Class A	1,952	25,388
Swedish Match AB	30,051	302,679
Swedish Orphan Biovitrum AB*	1,942	43,029
Tele2 AB, Class B	15,389	164,408
Telefonaktiebolaget LM Ericsson, Class B	7,346	55,254
Telia Co. AB	42,699	150,907
Thule Group AB, 144A	2,394	58,830
Trelleborg AB, Class B	4,760	99,558
Volvo AB, Class A	718	12,013
Volvo AB, Class B	3,267	52,010

(Cost $3,533,964)		3,115,210

Switzerland — 3.9%
ABB Ltd.	3,106	85,833
Adecco Group AG	1,194	37,987
Alcon, Inc.	578	38,235
Baloise Holding AG	134	19,414
Barry Callebaut AG	32	65,708
Belimo Holding AG	224	85,381
BKW AG	444	53,956
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	10	105,948
Cie Financiere Richemont SA, Class A	330	37,144
Clariant AG*	2,067	38,356
Coca-Cola HBC AG*	3,261	74,752
DKSH Holding AG	1,726	128,661
Emmi AG	77	68,010
EMS-Chemie Holding AG	62	43,739
Flughafen Zurich AG*	57	9,637
Geberit AG	256	118,800
Georg Fischer AG	1,360	74,135
Givaudan SA	15	48,092
Glencore PLC*	17,660	97,259
Helvetia Holding AG	122	13,513
Holcim AG*	2,198	98,059
Julius Baer Group Ltd.	182	8,849
Kuehne + Nagel International AG	331	76,649
Logitech International SA	557	27,886
Lonza Group AG	58	31,105
Nestle SA	196	23,011
Novartis AG	335	27,162
Partners Group Holding AG	79	76,608
PSP Swiss Property AG	963	109,330
Roche Holding AG	66	21,329
Schindler Holding AG	56	9,479

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2022

	Number of Shares	Value
Switzerland (Continued)
Schindler Holding AG Participation Certificates	111	$19,415
SGS SA	33	72,901
SIG Group AG*	1,370	32,258
Sika AG	176	39,746
Sonova Holding AG	254	67,329
STMicroelectronics NV	295	10,307
Straumann Holding AG	520	57,384
Swatch Group AG — Bearer	329	80,333
Swatch Group AG — Registered	579	26,495
Swiss Life Holding AG	62	32,552
Swiss Prime Site AG	763	65,906
Swiss Re AG	365	28,491
Swisscom AG	252	130,706
Tecan Group AG	134	49,566
Temenos AG	84	6,901
UBS Group AG	1,261	20,066
VAT Group AG, 144A	193	46,394
Zurich Insurance Group AG	82	36,473

(Cost $2,764,567)		2,577,250

United Kingdom — 10.4%
3i Group PLC	12,488	176,625
abrdn PLC	31,717	54,196
Admiral Group PLC	4,981	122,989
Amcor PLC CDI (b)	22,699	277,302
Anglo American PLC	2,108	68,263
Ashtead Group PLC	695	34,370
Associated British Foods PLC	813	14,427
Auto Trader Group PLC, 144A	7,493	56,830
Aviva PLC	6,903	33,631
B&M European Value Retail SA	37,139	159,852
BAE Systems PLC	26,671	240,889
Barclays PLC	2,137	4,091
Barratt Developments PLC	6,668	33,154
Bellway PLC	1,842	43,789
Berkeley Group Holdings PLC	1,960	83,358
BP PLC	5,029	25,835
British American Tobacco PLC	1,489	59,801
BT Group PLC	87,005	152,567
Bunzl PLC	4,518	150,407
Burberry Group PLC	1,686	34,293
Centrica PLC*	101,552	89,499
CNH Industrial NV	1,741	21,323
Compass Group PLC	1,477	31,950
ConvaTec Group PLC, 144A	5,810	14,711
Croda International PLC	1,357	106,204
Dechra Pharmaceuticals PLC	699	28,386
Derwent London PLC REIT	842	23,867
Diageo PLC	820	35,914
Direct Line Insurance Group PLC	33,105	79,315
DS Smith PLC	15,660	48,780
Evraz PLC (d)	4,559	0
Ferguson PLC	1,279	148,616
GSK PLC	2,957	47,462
Haleon PLC*	3,697	11,135
Halma PLC	3,659	88,346

	Number of Shares	Value
United Kingdom (Continued)
Hargreaves Lansdown PLC	2,489	$23,679
Howden Joinery Group PLC	12,289	81,679
HSBC Holdings PLC	1,176	7,236
IMI PLC	5,194	69,443
Imperial Brands PLC	20,643	455,543
InterContinental Hotels Group PLC	343	18,722
Intermediate Capital Group PLC	151	2,402
Intertek Group PLC	1,032	47,541
ITV PLC	14,706	11,003
J Sainsbury PLC	80,712	191,026
Johnson Matthey PLC	719	16,858
Kingfisher PLC	27,363	73,900
Legal & General Group PLC	3,732	10,965
Lloyds Banking Group PLC	53,733	27,435
Mondi PLC	9,877	168,486
National Grid PLC	8,385	105,178
Next PLC	304	20,559
Pearson PLC	2,327	23,362
Pennon Group PLC	5,850	63,578
Pepco Group NV, 144A*	1,312	9,909
Persimmon PLC	1,619	27,806
Phoenix Group Holdings PLC	2,499	17,517
Reckitt Benckiser Group PLC	374	28,931
RELX PLC	2,766	72,803
Renishaw PLC	62	2,666
Rentokil Initial PLC	8,754	53,070
Rightmove PLC	13,330	94,244
Rio Tinto PLC	1,894	105,146
Royal Mail PLC	11,328	36,314
RS GROUP PLC	4,770	60,277
Sage Group PLC	21,190	176,345
Schroders PLC	703	21,988
Segro PLC REIT	44,538	488,704
Severn Trent PLC	4,481	145,317
Shell PLC	442	11,778
Smith & Nephew PLC	1,994	23,562
Smiths Group PLC	3,235	56,125
Spirax-Sarco Engineering PLC	699	85,687
SSE PLC	14,435	277,563
St James’s Place PLC	2,108	27,153
Standard Chartered PLC	653	4,545
Tate & Lyle PLC	14,549	129,373
Tesco PLC	139,165	402,726
Travis Perkins PLC	1,489	14,710
Unilever PLC	526	24,026
United Utilities Group PLC	14,926	183,492
Vodafone Group PLC	94,093	126,654
Weir Group PLC	596	10,108
Wise PLC, Class A*	12,677	71,808
WPP PLC	5,056	43,794

(Cost $8,350,911)		6,854,913

United States — 0.2%
Waste Connections, Inc. (Cost $121,274)	1,051	146,752

TOTAL COMMON STOCKS (Cost $72,168,898)		65,274,831

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2022

	Number of Shares	Value
PREFERRED STOCKS — 0.2%
Germany — 0.1%
Bayerische Motoren Werke AG	91	$6,337
FUCHS PETROLUB SE	993	26,940
Henkel AG & Co. KGaA	286	18,475
Porsche Automobil Holding SE	397	28,136
Sartorius AG	11	4,600
Sixt SE	69	4,135

(Cost $111,081)		88,623

South Korea — 0.1%
Hanwha Corp.	1,820	21,703
Hyundai Motor Co.	98	6,836
LG H&H Co. Ltd.	15	4,110
Mirae Asset Securities Co. Ltd.	3,814	11,021
Samsung Fire & Marine Insurance Co. Ltd.	86	10,255

(Cost $62,378)		53,925

TOTAL PREFERRED STOCKS (Cost $173,459)		142,548

	Number of Shares	Value
WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)	826	$533

SECURITIES LENDING COLLATERAL — 1.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00% (e)(f) (Cost $731,962)	731,962	731,962

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 2.24% (e) (Cost $101,059)	101,059	101,059

TOTAL INVESTMENTS — 100.4% (Cost $73,175,378)		$66,250,933
Other assets and liabilities, net — (0.4%)		(247,826)

NET ASSETS — 100.0%		$66,003,107

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2022	Value ($) at 8/31/2022
COMMON STOCKS — 0.0%
Germany — 0.0%
Deutsche Bank AG (c)
—	5,968	—		—	(1,867)	103	—	490	4,101

SECURITIES LENDING COLLATERAL — 1.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00% (e)(f)
990,427	—	(258,465	) (g)	—	—	5,818	—	731,962	731,962

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 2.24% (e)
6,186	3,315,646	(3,220,773)		—	—	514	—	101,059	101,059

996,613	3,321,614	(3,479,238)		—	(1,867)	6,435	—	833,511	837,122

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2022 amounted to $1,102,919, which is 1.7% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $444,256.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2022.

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2022

CDI:	Chess Depositary Interest
CVA:	Credit Valuation Adjustment
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
MSCI EAFE Futures	USD	5	$461,475	$456,775	9/16/2022	$(4,700)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$65,274,831	$—	$0	$65,274,831
Preferred Stocks (a)	142,548	—	—	142,548
Warrants	533	—	—	533
Short-Term Investments (a)	833,021	—	—	833,021

TOTAL	$66,250,933	$—	$0	$66,250,933

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(4,700)	$—	$—	$(4,700)

TOTAL	$(4,700)	$—	$—	$(4,700)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the year ended August 31, 2022, the amount of transfers from Level 1 to Level 3 was $3,185. The investment was transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF

August 31, 2022

	Number of Shares	Value
COMMON STOCKS — 99.2%
Australia — 2.3%
Ampol Ltd.	2,507	$59,432
APA Group (a)	11,384	86,550
Aristocrat Leisure Ltd.	6,908	169,067
ASX Ltd.	2,193	117,943
Aurizon Holdings Ltd.	16,325	41,745
Australia & New Zealand Banking Group Ltd.	31,385	491,210
BHP Group Ltd.	53,049	1,476,531
BlueScope Steel Ltd.	5,167	59,226
Brambles Ltd.	14,991	127,230
Cochlear Ltd.	587	86,238
Coles Group Ltd.	13,331	160,482
Commonwealth Bank of Australia	17,969	1,200,699
Computershare Ltd.	5,724	96,925
CSL Ltd.	4,993	1,004,773
Dexus REIT	12,041	72,064
Domino’s Pizza Enterprises Ltd.	657	28,623
Endeavour Group Ltd.	13,936	69,456
Evolution Mining Ltd.	18,351	30,067
Fortescue Metals Group Ltd.	18,157	229,284
Goodman Group REIT	17,542	236,550
GPT Group REIT	22,387	64,613
IDP Education Ltd.	2,287	45,483
Insurance Australia Group Ltd.	24,577	78,347
Lendlease Corp. Ltd. (a)	7,597	53,487
Lottery Corp. Ltd.*	28,184	85,401
Macquarie Group Ltd.	3,843	467,004
Medibank Pvt Ltd.	31,226	79,420
Mineral Resources Ltd.*	1,958	85,867
Mirvac Group REIT	44,321	63,807
National Australia Bank Ltd.	34,061	714,292
Newcrest Mining Ltd.	8,480	103,073
Northern Star Resources Ltd.	11,866	64,102
Orica Ltd.	2,719	28,836
Origin Energy Ltd.	19,925	86,192
Qantas Airways Ltd.*	8,405	30,654
QBE Insurance Group Ltd.	16,050	132,807
Ramsay Health Care Ltd.	2,068	101,665
REA Group Ltd.	644	56,313
Reece Ltd.	1,325	14,543
Rio Tinto Ltd.	4,032	261,211
Santos Ltd.	35,456	191,781
Scentre Group REIT	53,099	107,022
SEEK Ltd.	3,640	52,054
Sonic Healthcare Ltd.	4,957	115,541
South32 Ltd.	43,804	124,624
Stockland REIT	18,901	46,906
Suncorp Group Ltd.	13,301	99,392
Telstra Corp. Ltd.	38,195	103,953
Transurban Group (a)	33,729	322,796
Treasury Wine Estates Ltd.	9,025	81,608
Vicinity Centres REIT	51,676	68,550
Washington H Soul Pattinson & Co. Ltd.	2,244	39,536
Wesfarmers Ltd.	11,948	385,057
Westpac Banking Corp.	36,877	546,323
WiseTech Global Ltd.	1,441	58,058

	Number of Shares	Value
Australia (Continued)
Woodside Energy Group Ltd.	19,299	$453,142
Woolworths Group Ltd.	12,766	315,850

(Cost $12,230,034)		11,573,405

Austria — 0.0%
Erste Group Bank AG	3,594	81,242
OMV AG	1,252	50,710
Verbund AG	609	58,390
voestalpine AG	1,178	23,833

(Cost $269,602)		214,175

Belgium — 0.2%
Ageas SA/NV	1,537	62,578
Anheuser-Busch InBev SA/NV	9,274	450,840
D’ieteren Group	265	40,157
Elia Group SA/NV	344	50,122
Groupe Bruxelles Lambert SA	1,191	90,420
KBC Group NV	2,684	127,874
Proximus SADP	1,542	19,661
Sofina SA	121	24,359
Solvay SA	812	65,843
UCB SA	1,433	101,011
Umicore SA	2,207	70,461
Warehouses De Pauw CVA REIT	1,569	47,931

(Cost $1,509,073)		1,151,257

Bermuda — 0.1%
Arch Capital Group Ltd.*	3,649	166,832
Everest Re Group Ltd.	411	110,580

(Cost $240,884)		277,412

Canada — 3.8%
Agnico Eagle Mines Ltd.	4,906	202,893
Air Canada*	1,527	20,627
Algonquin Power & Utilities Corp.	7,231	99,608
Alimentation Couche-Tard, Inc.	9,104	392,356
AltaGas Ltd.	2,275	49,197
ARC Resources Ltd.	7,237	100,188
Bank of Montreal	6,897	638,562
Bank of Nova Scotia (b)	12,806	710,119
Barrick Gold Corp.	19,388	288,688
BCE, Inc. (b)	766	37,072
BlackBerry Ltd.*	6,132	36,522
Brookfield Asset Management, Inc., Class A	14,914	719,507
BRP, Inc.	398	27,683
CAE, Inc.*	2,955	54,109
Cameco Corp.	4,331	126,596
Canadian Apartment Properties REIT	844	28,789
Canadian Imperial Bank of Commerce	9,592	454,917
Canadian National Railway Co.	6,264	747,079
Canadian Natural Resources Ltd.	12,701	698,283
Canadian Pacific Railway Ltd.	9,832	738,151
Canadian Tire Corp. Ltd., Class A	654	77,141
Canadian Utilities Ltd., Class A	1,372	42,095
CCL Industries, Inc., Class B	1,547	76,098
Cenovus Energy, Inc.	14,713	276,824
CGI, Inc.*	2,305	183,048

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2022

	Number of Shares	Value
Canada (Continued)
Constellation Software, Inc.	214	$323,062
Dollarama, Inc.	2,830	172,834
Emera, Inc.	2,853	132,389
Empire Co. Ltd., Class A	1,417	40,478
Enbridge, Inc.	21,343	882,664
Fairfax Financial Holdings Ltd.	266	132,988
First Quantum Minerals Ltd.	6,186	109,776
FirstService Corp.	473	59,338
Fortis, Inc.	4,785	211,700
Franco-Nevada Corp.	2,038	245,724
George Weston Ltd.	818	93,786
GFL Environmental, Inc.	1,905	53,822
Gildan Activewear, Inc.	2,243	66,523
Great-West Lifeco, Inc. (b)	2,608	61,436
Hydro One Ltd., 144A	3,660	99,381
iA Financial Corp., Inc.	1,131	60,929
IGM Financial, Inc.	1,249	34,096
Imperial Oil Ltd.	2,807	138,164
Intact Financial Corp.	1,882	273,404
Ivanhoe Mines Ltd., Class A*	6,379	41,111
Keyera Corp.	2,155	53,250
Kinross Gold Corp.	14,211	46,770
Lightspeed Commerce, Inc.*	1,344	25,790
Loblaw Cos. Ltd.	1,753	155,369
Lululemon Athletica, Inc.*	1,182	354,553
Lundin Mining Corp.	6,394	33,347
Magna International, Inc.	2,866	166,038
Manulife Financial Corp.	20,455	354,870
Metro, Inc.	2,248	118,580
National Bank of Canada	3,570	236,864
Northland Power, Inc.	2,762	94,822
Nutrien Ltd.	5,808	534,721
Nuvei Corp., 144A*	663	20,347
Onex Corp.	727	36,056
Open Text Corp.	2,596	82,007
Pan American Silver Corp.	2,017	30,095
Parkland Corp.	1,889	46,504
Pembina Pipeline Corp.	5,419	191,916
Power Corp. of Canada	6,251	161,191
Quebecor, Inc., Class B	1,565	33,903
Restaurant Brands International, Inc.	2,754	163,040
RioCan Real Estate Investment Trust REIT	1,558	23,948
Ritchie Bros Auctioneers, Inc.	1,163	80,795
Rogers Communications, Inc., Class B	3,414	147,420
Royal Bank of Canada	14,836	1,383,568
Saputo, Inc.	2,472	62,951
Shaw Communications, Inc., Class B	4,810	123,703
Shopify, Inc., Class A*	12,001	381,034
Sun Life Financial, Inc.	6,191	273,527
Suncor Energy, Inc.	15,494	502,703
TC Energy Corp.	9,998	483,181
Teck Resources Ltd., Class B	5,134	174,374
TELUS Corp.	4,782	108,011
TFI International, Inc.	831	83,144
Thomson Reuters Corp.	1,636	180,665
TMX Group Ltd.	650	65,467

	Number of Shares	Value
Canada (Continued)
Toromont Industries Ltd.	870	$67,535
Toronto-Dominion Bank	19,063	1,229,866
Tourmaline Oil Corp.	3,360	199,224
West Fraser Timber Co. Ltd.	468	41,990
Wheaton Precious Metals Corp.	4,741	145,133
WSP Global, Inc.	1,379	164,804

(Cost $19,298,752)		18,922,833

Chile — 0.0%
Antofagasta PLC (Cost $80,056)	4,186	53,628

Denmark — 0.8%
A.P. Moller — Maersk A/S, Class A	33	77,455
A.P. Moller — Maersk A/S, Class B	55	132,029
Carlsberg A/S, Class B	958	125,094
Chr Hansen Holding A/S	1,273	74,387
Coloplast A/S, Class B	1,263	144,840
Danske Bank A/S	6,419	86,075
Demant A/S*	883	27,279
DSV A/S	2,021	299,613
Genmab A/S*	659	235,220
GN Store Nord AS	1,350	38,385
Novo Nordisk A/S, Class B	17,745	1,901,344
Novozymes A/S, Class B	2,102	120,954
Orsted AS, 144A	2,061	202,553
Pandora A/S	1,202	72,660
ROCKWOOL A/S, Class B	34	7,036
Tryg A/S	3,795	86,020
Vestas Wind Systems A/S	10,782	271,755

(Cost $3,987,719)		3,902,699

Finland — 0.3%
Elisa OYJ	1,275	68,284
Fortum OYJ	4,980	51,303
Kesko OYJ, Class B	2,459	51,876
Kone OYJ, Class B	3,570	143,305
Neste OYJ	4,438	219,785
Nokia OYJ	59,302	298,871
Nordea Bank Abp	33,848	315,617
Orion OYJ, Class B	1,258	57,139
Sampo OYJ, Class A	5,561	252,193
Stora Enso OYJ, Class R	5,413	80,965
UPM-Kymmene OYJ	5,952	202,833
Wartsila OYJ Abp	5,034	41,680

(Cost $2,042,782)		1,783,851

France — 3.1%
Accor SA*	2,048	49,157
Aeroports de Paris*	316	43,485
Air Liquide SA	5,490	691,163
Airbus SE	6,183	608,613
Alstom SA (b)	2,783	57,536
Amundi SA, 144A	514	26,204
Arkema SA	656	55,660
AXA SA	20,981	496,317
BioMerieux	554	50,839
BNP Paribas SA	11,828	552,876

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2022

	Number of Shares	Value
France (Continued)
Bollore SE	12,487	$59,969
Bouygues SA	2,769	81,582
Bureau Veritas SA	3,469	86,404
Capgemini SE	1,728	300,603
Carrefour SA	7,249	121,293
Cie de Saint-Gobain	5,246	212,851
Cie Generale des Etablissements Michelin SCA	7,667	187,381
Covivio REIT	651	36,527
Credit Agricole SA	12,106	111,872
Danone SA	6,998	369,504
Dassault Aviation SA	202	27,828
Dassault Systemes SE	6,978	270,670
Edenred	2,625	133,298
Eiffage SA	859	75,891
Electricite de France SA	4,962	59,550
Engie SA	19,135	228,355
EssilorLuxottica SA	3,077	461,791
Eurazeo SE	503	30,170
Gecina SA REIT	567	50,715
Getlink SE	5,071	95,813
Hermes International	328	422,995
Ipsen SA	394	37,856
Kering SA	789	399,070
Klepierre SA REIT*	1,889	38,939
La Francaise des Jeux SAEM, 144A	1,190	38,734
Legrand SA	2,751	199,946
L’Oreal SA	2,535	874,968
LVMH Moet Hennessy Louis Vuitton SE	2,925	1,904,449
Orange SA	21,011	213,347
Pernod Ricard SA	2,165	399,591
Publicis Groupe SA	2,238	109,708
Remy Cointreau SA	245	45,650
Renault SA*	2,024	58,228
Safran SA	3,450	353,506
Sanofi	11,746	970,644
Sartorius Stedim Biotech	294	108,113
Schneider Electric SE	5,600	668,860
SEB SA	129	9,599
Societe Generale SA	8,328	184,903
Sodexo SA	717	55,112
Teleperformance	655	187,250
Thales SA	1,121	135,436
TotalEnergies SE (b)	26,113	1,331,014
Ubisoft Entertainment SA*	719	33,265
Unibail-Rodamco-Westfield REIT*	1,274	65,847
Valeo	2,248	43,265
Veolia Environnement SA	6,433	144,123
Vinci SA	5,574	517,055
Vivendi SE	7,528	68,537
Wendel SE	286	22,576
Worldline SA, 144A*	2,587	111,312

(Cost $16,952,384)		15,387,815

Germany — 1.9%
adidas AG	1,818	271,069
Allianz SE	4,222	715,695

	Number of Shares	Value
Germany (Continued)
BASF SE	9,722	$411,275
Bayer AG	10,496	555,154
Bayerische Motoren Werke AG	3,545	261,897
Bechtle AG	752	28,908
Beiersdorf AG	1,058	107,026
Brenntag SE	1,409	92,688
Carl Zeiss Meditec AG	471	58,823
Commerzbank AG*	11,245	74,968
Continental AG	1,156	66,816
Covestro AG, 144A	2,058	62,331
Daimler Truck Holding AG*	4,426	113,601
Delivery Hero SE, 144A*	1,558	65,016
Deutsche Bank AG (c)	21,324	178,464
Deutsche Boerse AG	2,011	340,633
Deutsche Lufthansa AG*	5,569	33,235
Deutsche Post AG	10,618	388,587
Deutsche Telekom AG	34,133	644,850
E.ON SE	22,476	192,332
Evonik Industries AG	2,210	41,323
Fresenius Medical Care AG & Co. KGaA	2,069	71,132
Fresenius SE & Co. KGaA	4,251	105,411
GEA Group AG	1,618	56,440
Hannover Rueck SE	737	108,866
HeidelbergCement AG	1,542	69,930
HelloFresh SE*	1,540	36,948
Henkel AG & Co. KGaA	1,178	73,797
Infineon Technologies AG	13,990	341,844
KION Group AG	824	33,002
Knorr-Bremse AG	647	31,456
LEG Immobilien SE	676	51,199
Mercedes-Benz Group AG	8,451	476,902
Merck KGaA	1,361	234,570
MTU Aero Engines AG	643	113,764
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,435	343,714
Nemetschek SE	589	34,885
Puma SE	1,179	72,342
Rational AG	34	18,411
Rheinmetall AG	456	72,631
RWE AG	6,870	263,062
SAP SE	10,998	939,355
Scout24 SE, 144A	586	33,906
Siemens AG	7,950	808,046
Siemens Energy AG	4,186	61,770
Siemens Healthineers AG, 144A	2,957	144,894
Symrise AG	1,433	150,363
Telefonica Deutschland Holding AG	10,718	27,860
Uniper SE (b)	806	4,364
United Internet AG	1,437	32,584
Volkswagen AG	314	58,160
Vonovia SE	8,233	223,525
Zalando SE, 144A*	2,162	50,241

(Cost $13,530,962)		9,850,065

Hong Kong — 0.9%
AIA Group Ltd.	127,444	1,233,222
BOC Hong Kong Holdings Ltd.	35,779	123,535

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2022

	Number of Shares	Value
Hong Kong (Continued)
Budweiser Brewing Co. APAC Ltd., 144A	20,536	$60,570
Chow Tai Fook Jewellery Group Ltd.	22,047	44,550
CK Asset Holdings Ltd.	21,324	144,264
CK Hutchison Holdings Ltd.	27,551	178,142
CK Infrastructure Holdings Ltd.	6,637	40,420
CLP Holdings Ltd.	16,859	145,417
ESR Group Ltd., 144A*	26,986	75,813
Futu Holdings Ltd., ADR*	662	32,498
Galaxy Entertainment Group Ltd.	21,091	118,503
Hang Lung Properties Ltd.	28,377	47,290
Hang Seng Bank Ltd.	7,093	111,155
Henderson Land Development Co. Ltd.	17,717	59,366
HK Electric Investments & HK Electric Investments Ltd. (a)	43,878	36,617
HKT Trust & HKT Ltd. (a)	32,397	43,505
Hong Kong & China Gas Co. Ltd.	102,306	101,017
Hong Kong Exchanges & Clearing Ltd.	12,866	520,944
Hongkong Land Holdings Ltd.	12,100	58,564
Jardine Matheson Holdings Ltd.	2,251	119,528
Link REIT	20,921	162,195
MTR Corp. Ltd.	17,543	89,963
New World Development Co. Ltd.	15,905	51,977
Power Assets Holdings Ltd.	14,613	87,505
Sino Land Co. Ltd.	36,093	52,883
SITC International Holdings Co. Ltd.	15,433	39,325
Sun Hung Kai Properties Ltd.	14,824	174,326
Swire Pacific Ltd., Class A	3,327	23,038
Swire Properties Ltd.	13,400	30,970
Techtronic Industries Co. Ltd.	14,647	173,924
WH Group Ltd., 144A	110,032	75,141
Wharf Real Estate Investment Co. Ltd.	14,195	64,746
Xinyi Glass Holdings Ltd.	17,012	31,558

(Cost $4,923,527)		4,352,471

Ireland — 1.1%
Accenture PLC, Class A	6,660	1,921,143
AerCap Holdings NV*	1,414	62,287
Allegion PLC	931	88,538
Aptiv PLC*	2,891	270,106
CRH PLC	8,071	298,621
DCC PLC	1,183	68,318
Experian PLC	9,365	285,831
Flutter Entertainment PLC*	1,754	220,908
James Hardie Industries PLC CDI	4,349	99,909
Jazz Pharmaceuticals PLC*	646	100,272
Kerry Group PLC, Class A	1,507	155,855
Kingspan Group PLC	1,626	92,608
Medtronic PLC	14,022	1,232,814
Smurfit Kappa Group PLC	2,152	72,600
Trane Technologies PLC	2,456	378,396

(Cost $5,969,318)		5,348,206

Israel — 0.3%
Azrieli Group Ltd.	561	46,800
Bank Hapoalim BM	13,376	139,532
Bank Leumi Le-Israel BM	14,706	156,324
Check Point Software Technologies Ltd.*	1,084	130,340

	Number of Shares	Value
Israel (Continued)
CyberArk Software Ltd.*	496	$71,563
Elbit Systems Ltd.	283	60,667
ICL Group Ltd.	7,695	74,025
Israel Discount Bank Ltd., Class A	12,524	76,994
Mizrahi Tefahot Bank Ltd.	1,093	44,687
Nice Ltd.*	720	156,339
SolarEdge Technologies, Inc.*	567	156,475
Teva Pharmaceutical Industries Ltd., ADR*	12,191	110,207
Tower Semiconductor Ltd.*	1,147	53,997
Wix.com Ltd.*	644	40,759
ZIM Integrated Shipping Services Ltd. (b)	885	31,940

(Cost $1,347,690)		1,350,649

Italy — 0.5%
Amplifon SpA	1,275	33,398
Assicurazioni Generali SpA	11,653	171,547
Atlantia SpA	5,223	119,903
Davide Campari-Milano NV	5,568	54,914
DiaSorin SpA	193	25,414
Enel SpA	85,958	405,856
Eni SpA	26,787	318,056
Ferrari NV	1,274	247,503
FinecoBank Banca Fineco SpA	5,423	58,975
Infrastrutture Wireless Italiane SpA, 144A	2,866	26,687
Intesa Sanpaolo SpA	174,275	301,942
Mediobanca Banca di Credito Finanziario SpA	5,650	44,928
Moncler SpA	2,153	96,643
Nexi SpA, 144A*	4,006	33,040
Poste Italiane SpA, 144A	7,246	58,232
Prysmian SpA	2,956	90,985
Recordati Industria Chimica e Farmaceutica SpA	1,343	55,018
Snam SpA	21,239	101,146
Telecom Italia SpA*	53,264	11,033
Terna — Rete Elettrica Nazionale	12,869	91,877
UniCredit SpA	23,945	235,915

(Cost $3,221,131)		2,583,012

Jersey — 0.0%
Novocure Ltd.* (Cost $101,886)	834	68,496

Jordan — 0.0%
Hikma Pharmaceuticals PLC (Cost $64,591)	2,053	31,366

Luxembourg — 0.1%
ArcelorMittal SA	6,421	153,377
Aroundtown SA	10,721	31,350
Eurofins Scientific SE	1,443	100,265
Tenaris SA	4,952	68,468

(Cost $407,506)		353,460

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2022

	Number of Shares	Value
Macau — 0.0%
Sands China Ltd.* (Cost $96,173)	26,189	$59,059

Netherlands — 1.4%
ABN AMRO Bank NV, 144A	2,867	27,601
Adyen NV, 144A*	231	358,876
Aegon NV	19,260	86,531
Akzo Nobel NV	1,979	125,449
Argenx SE*	508	190,791
ASM International NV	491	133,849
ASML Holding NV	4,251	2,071,682
Euronext NV, 144A	904	67,085
EXOR NV	1,359	82,348
Heineken Holding NV	875	62,294
Heineken NV	2,564	231,370
IMCD NV	668	92,561
ING Groep NV	40,168	354,067
JDE Peet’s NV	740	22,859
Just Eat Takeaway.com NV, 144A*	1,974	33,113
Koninklijke Ahold Delhaize NV	11,432	314,975
Koninklijke DSM NV	1,858	237,930
Koninklijke KPN NV	37,552	119,701
Koninklijke Philips NV	9,820	164,391
NN Group NV	3,131	128,989
NXP Semiconductors NV	2,819	463,951
OCI NV	1,107	41,676
Prosus NV*	8,739	542,628
QIAGEN NV*	2,434	110,750
Randstad NV	1,441	67,364
Stellantis NV	23,100	310,189
Universal Music Group NV	7,528	149,927
Wolters Kluwer NV	2,773	271,701

(Cost $7,853,883)		6,864,648

New Zealand — 0.1%
Auckland International Airport Ltd.*	12,828	59,458
Fisher & Paykel Healthcare Corp. Ltd.	5,532	66,680
Mercury NZ Ltd.	7,206	25,625
Meridian Energy Ltd.	13,566	41,628
Spark New Zealand Ltd.	22,480	74,701
Xero Ltd.*	1,525	91,740

(Cost $461,970)		359,832

Norway — 0.2%
Adevinta ASA*	1,886	15,422
Aker BP ASA	3,267	114,462
DNB Bank ASA	9,727	186,226
Equinor ASA	9,916	382,386
Gjensidige Forsikring ASA	1,901	38,694
Kongsberg Gruppen ASA	944	32,341
Mowi ASA	4,276	88,026
Norsk Hydro ASA	16,424	113,364
Orkla ASA	8,653	72,735
Salmar ASA	620	41,201
Telenor ASA	7,867	86,406
Yara International ASA	1,433	60,848

(Cost $1,181,972)		1,232,111

	Number of Shares	Value
Portugal — 0.0%
EDP — Energias de Portugal SA	31,046	$148,661
Galp Energia SGPS SA	4,007	43,496
Jeronimo Martins SGPS SA	3,502	77,824

(Cost $277,907)		269,981

Singapore — 0.4%
Ascendas Real Estate Investment Trust REIT	34,979	70,705
CapitaLand Integrated Commercial Trust REIT	48,156	71,452
Capitaland Investment Ltd.	27,702	73,271
City Developments Ltd.	3,300	19,231
DBS Group Holdings Ltd.	19,307	451,156
Genting Singapore Ltd.	88,400	49,108
Grab Holdings Ltd., Class A*(b)	12,634	36,007
Keppel Corp. Ltd.	15,500	80,772
Mapletree Logistics Trust REIT	34,128	40,853
Mapletree Pan Asia Commercial Trust REIT	14,100	18,597
Oversea-Chinese Banking Corp. Ltd.	35,285	305,781
Sea Ltd., ADR*	3,780	234,360
Singapore Airlines Ltd.*	14,250	54,340
Singapore Exchange Ltd.	9,131	62,113
Singapore Technologies Engineering Ltd.	10,502	28,079
Singapore Telecommunications Ltd.	87,200	163,762
United Overseas Bank Ltd.	12,601	246,853
UOL Group Ltd.	2,801	13,894
Venture Corp. Ltd.	2,056	26,954
Wilmar International Ltd.	20,400	59,075

(Cost $2,428,049)		2,106,363

Spain — 0.7%
Acciona SA	263	51,596
ACS Actividades de Construccion y Servicios SA	2,320	51,813
Aena SME SA, 144A*	738	90,795
Amadeus IT Group SA*	4,744	251,015
Banco Bilbao Vizcaya Argentaria SA	70,244	317,252
Banco Santander SA	186,688	453,729
CaixaBank SA	46,707	141,087
Cellnex Telecom SA, 144A*	5,726	223,229
EDP Renovaveis SA	2,883	70,069
Enagas SA	2,776	50,776
Endesa SA	3,394	58,360
Ferrovial SA	5,148	129,311
Grifols SA*(b)	3,570	43,239
Iberdrola SA	62,187	649,396
Industria de Diseno Textil SA	11,424	247,554
Naturgy Energy Group SA	1,079	29,815
Red Electrica Corp. SA	4,174	76,535
Repsol SA	15,683	204,774
Siemens Gamesa Renewable Energy SA*	2,068	37,275
Telefonica SA	57,332	237,288

(Cost $4,010,983)		3,414,908

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2022

	Number of Shares	Value
Sweden — 0.9%
Alfa Laval AB	3,477	$93,357
Alleima AB*	2,265	9,117
Assa Abloy AB, Class B	10,448	212,925
Atlas Copco AB, Class A	28,529	291,749
Atlas Copco AB, Class B	16,708	153,233
Boliden AB	2,882	93,115
Electrolux AB, Class B	2,248	28,591
Embracer Group AB*(b)	6,727	42,089
Epiroc AB, Class A	7,164	110,257
Epiroc AB, Class B	4,774	65,325
EQT AB	3,300	74,576
Essity AB, Class B	5,908	131,737
Evolution AB, 144A	1,887	152,351
Fastighets AB Balder, Class B*	8,274	46,018
Getinge AB, Class B	2,631	49,029
H & M Hennes & Mauritz AB, Class B (b)	8,596	89,782
Hexagon AB, Class B	20,253	208,468
Holmen AB, Class B	991	42,741
Husqvarna AB, Class B	3,522	23,848
Industrivarden AB, Class A	1,509	33,662
Industrivarden AB, Class C	1,886	41,646
Indutrade AB	2,878	53,645
Investment AB Latour, Class B (b)	1,355	26,888
Investor AB, Class A	5,453	91,180
Investor AB, Class B	19,580	310,643
Kinnevik AB, Class B*	2,684	38,481
L E Lundbergforetagen AB, Class B	661	27,476
Lifco AB, Class B	2,760	43,204
Nibe Industrier AB, Class B	16,347	154,119
Sagax AB, Class B	2,014	43,601
Sandvik AB	11,326	177,827
Securitas AB, Class B (b)	2,144	18,873
Skandinaviska Enskilda Banken AB, Class A	17,148	171,992
Skanska AB, Class B	2,861	42,552
SKF AB, Class B	3,392	51,215
Svenska Cellulosa AB SCA, Class B	6,139	92,576
Svenska Handelsbanken AB, Class A	14,293	117,723
Swedbank AB, Class A	9,802	127,488
Swedish Match AB	14,697	148,031
Swedish Orphan Biovitrum AB*	1,776	39,351
Tele2 AB, Class B	5,661	60,479
Telefonaktiebolaget LM Ericsson, Class B	31,875	239,754
Telia Co. AB	26,262	92,815
Volvo AB, Class A	1,612	26,970
Volvo AB, Class B	15,895	253,046
Volvo Car AB, Class B*(b)	6,277	38,371

(Cost $5,846,107)		4,481,916

Switzerland — 3.3%
ABB Ltd.	17,067	471,640
Adecco Group AG	1,447	46,037
Alcon, Inc.	5,259	347,888
Bachem Holding AG	205	14,273
Baloise Holding AG	556	80,556
Barry Callebaut AG	38	78,029

	Number of Shares	Value
Switzerland (Continued)
Chocoladefabriken Lindt & Spruengli AG	1	$109,124
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	11	116,543
Chubb Ltd.	4,434	838,248
Cie Financiere Richemont SA, Class A	5,583	628,406
Clariant AG*	1,604	29,764
Coca-Cola HBC AG*	1,538	35,255
Credit Suisse Group AG	27,395	142,035
EMS-Chemie Holding AG	75	52,910
Garmin Ltd.	1,596	141,230
Geberit AG	375	174,023
Givaudan SA	100	320,611
Glencore PLC*	104,149	573,582
Holcim AG*	5,842	260,629
Julius Baer Group Ltd.	2,083	101,274
Kuehne + Nagel International AG	571	132,226
Logitech International SA	1,615	80,853
Lonza Group AG	785	420,994
Nestle SA	29,752	3,492,991
Novartis AG	22,837	1,851,623
Partners Group Holding AG	241	233,703
Roche Holding AG	7,396	2,390,182
Roche Holding AG	284	108,892
Schindler Holding AG	250	42,318
Schindler Holding AG Participation Certificates	530	92,700
SGS SA	68	150,221
SIG Group AG*	3,217	75,748
Sika AG	1,502	339,199
Sonova Holding AG	564	149,502
STMicroelectronics NV	7,096	247,919
Straumann Holding AG	1,172	129,335
Swatch Group AG — Bearer	308	75,205
Swatch Group AG — Registered	751	34,366
Swiss Life Holding AG	328	172,209
Swiss Prime Site AG	727	62,796
Swiss Re AG	3,304	257,901
Swisscom AG	276	143,154
Temenos AG	650	53,401
UBS Group AG	37,042	589,438
VAT Group AG, 144A	287	68,989
Zurich Insurance Group AG	1,578	701,890

(Cost $18,235,208)		16,659,812

United Kingdom — 4.6%
3i Group PLC	9,322	131,846
abrdn PLC	17,635	30,134
Admiral Group PLC	2,151	53,112
Amcor PLC	14,698	176,523
Anglo American PLC	13,312	431,082
Ashtead Group PLC	4,944	244,496
Associated British Foods PLC	4,276	75,877
AstraZeneca PLC	16,327	2,022,158
Auto Trader Group PLC, 144A	10,678	80,986
AVEVA Group PLC	1,176	38,315
Aviva PLC	29,313	142,813
BAE Systems PLC	33,139	299,307

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2022

	Number of Shares	Value
United Kingdom (Continued)
Barclays PLC	176,480	$337,804
Barratt Developments PLC	9,916	49,303
Berkeley Group Holdings PLC	1,274	54,183
BP PLC	204,482	1,050,485
British American Tobacco PLC	22,689	911,228
British Land Co. PLC REIT	9,639	48,318
BT Group PLC	73,182	128,328
Bunzl PLC	3,554	118,315
Burberry Group PLC	3,660	74,443
Clarivate PLC*	3,643	42,514
CNH Industrial NV	9,923	121,533
Coca-Cola Europacific Partners PLC	2,074	101,979
Compass Group PLC	18,348	396,892
Croda International PLC	1,456	113,952
Diageo PLC	24,384	1,067,968
Entain PLC	6,324	93,675
Ferguson PLC	2,247	261,095
GSK PLC	42,376	680,165
Haleon PLC*	52,971	159,548
Halma PLC	3,663	88,442
Hargreaves Lansdown PLC	3,549	33,764
HSBC Holdings PLC	212,263	1,306,080
Imperial Brands PLC	9,506	209,775
Informa PLC	13,469	85,697
InterContinental Hotels Group PLC	2,068	112,881
Intertek Group PLC	1,703	78,452
J Sainsbury PLC	18,958	44,869
JD Sports Fashion PLC	33,261	43,714
Johnson Matthey PLC	1,972	46,237
Kingfisher PLC	18,156	49,034
Land Securities Group PLC REIT	7,418	56,157
Legal & General Group PLC	59,923	176,059
Liberty Global PLC, Class A*	2,784	56,237
Liberty Global PLC, Class C*	2,879	61,351
Linde PLC	5,396	1,526,313
Lloyds Banking Group PLC	768,678	392,478
London Stock Exchange Group PLC	3,360	316,764
M&G PLC	29,478	67,143
Melrose Industries PLC	45,027	71,517
Mondi PLC	5,709	97,386
National Grid PLC	39,344	493,516
NatWest Group PLC	54,956	157,597
Next PLC	1,212	81,966
Ocado Group PLC*	5,273	44,545
Pearson PLC	5,387	54,083
Pentair PLC	1,879	83,615
Persimmon PLC	3,391	58,240
Phoenix Group Holdings PLC	7,899	55,368
Prudential PLC	28,934	304,221
Reckitt Benckiser Group PLC	7,649	591,697
RELX PLC	19,860	522,728
Rentokil Initial PLC	21,948	133,057
Rio Tinto PLC	11,830	656,747
Rolls-Royce Holdings PLC*	90,971	81,507
Sage Group PLC	9,649	80,300
Schroders PLC	790	24,709
Segro PLC REIT	12,781	140,243

	Number of Shares	Value
United Kingdom (Continued)
Severn Trent PLC	2,864	$92,878
Shell PLC	78,366	2,088,176
Smith & Nephew PLC	9,265	109,479
Smiths Group PLC	4,783	82,982
Spirax-Sarco Engineering PLC	683	83,726
SSE PLC	10,504	201,976
St James’s Place PLC	5,716	73,628
Standard Chartered PLC	25,489	177,420
Taylor Wimpey PLC	33,857	42,666
Tesco PLC	84,807	245,421
Unilever PLC	26,975	1,232,141
United Utilities Group PLC	6,895	84,763
Vodafone Group PLC	283,731	381,917
Whitbread PLC	2,149	62,614
Willis Towers Watson PLC	1,238	256,055
WPP PLC	12,837	111,192

(Cost $24,782,254)		23,349,900

United States — 72.1%
3M Co.	6,012	747,592
A O Smith Corp.	1,384	78,127
Abbott Laboratories	18,296	1,878,084
AbbVie, Inc.	18,637	2,505,931
ABIOMED, Inc.*	549	142,345
Activision Blizzard, Inc.	8,322	653,194
Adobe, Inc.*	4,923	1,838,445
Advance Auto Parts, Inc.	643	108,436
Advanced Micro Devices, Inc.*	17,221	1,461,546
AES Corp.	7,163	182,298
Affirm Holdings, Inc.*(b)	2,003	46,930
Aflac, Inc.	6,504	386,468
Agilent Technologies, Inc.	3,161	405,398
Air Products and Chemicals, Inc.	2,338	590,228
Airbnb, Inc., Class A*	3,951	446,937
Akamai Technologies, Inc.*	1,692	152,754
Albemarle Corp.	1,231	329,859
Alcoa Corp.	1,941	96,041
Alexandria Real Estate Equities, Inc. REIT	1,603	245,900
Align Technology, Inc.*	747	182,044
Alleghany Corp.*	144	121,130
Alliant Energy Corp.	2,758	168,348
Allstate Corp.	2,856	344,148
Ally Financial, Inc.	3,394	112,681
Alnylam Pharmaceuticals, Inc.*	1,250	258,337
Alphabet, Inc., Class A*	62,940	6,811,367
Alphabet, Inc., Class C*	59,428	6,486,566
Altria Group, Inc.	19,142	863,687
Amazon.com, Inc.*	96,461	12,228,361
AMC Entertainment Holdings, Inc., Class A*(b)	5,444	49,649
AMERCO	104	54,670
Ameren Corp.	2,841	263,133
American Electric Power Co., Inc.	5,309	531,962
American Express Co.	6,796	1,032,992
American Financial Group, Inc.	747	95,377
American Homes 4 Rent, Class A REIT	3,294	117,135
American International Group, Inc.	8,582	444,118

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2022

	Number of Shares	Value
United States (Continued)
American Tower Corp. REIT	4,725	$1,200,386
American Water Works Co., Inc.	1,912	283,836
Ameriprise Financial, Inc.	1,164	311,964
AmerisourceBergen Corp.	1,655	242,557
AMETEK, Inc.	2,437	292,830
Amgen, Inc.	5,794	1,392,298
Amphenol Corp., Class A	6,448	474,121
Analog Devices, Inc.	5,510	834,930
Annaly Capital Management, Inc. REIT	15,443	99,607
ANSYS, Inc.*	921	228,684
Aon PLC, Class A	2,220	619,957
APA Corp.	3,656	142,986
Apollo Global Management, Inc.	4,210	233,992
Apple, Inc.	170,455	26,798,935
Applied Materials, Inc.	9,339	878,520
AppLovin Corp., Class A*	1,251	30,812
Aramark	2,229	79,598
Archer-Daniels-Midland Co.	5,765	506,686
Arista Networks, Inc.*	2,592	310,729
Arrow Electronics, Inc.*	839	87,936
Arthur J Gallagher & Co.	2,164	392,917
Assurant, Inc.	648	102,702
AT&T, Inc.	75,404	1,322,586
Atmos Energy Corp.	1,564	177,326
Autodesk, Inc.*	2,294	462,792
Automatic Data Processing, Inc.	4,427	1,082,003
AutoZone, Inc.*	220	466,226
Avalara, Inc.*	850	77,851
AvalonBay Communities, Inc. REIT	1,427	286,699
Avantor, Inc.*	6,427	160,097
Avery Dennison Corp.	858	157,546
Baker Hughes Co.	10,045	253,737
Ball Corp.	3,386	188,973
Bank of America Corp.	76,491	2,570,863
Bank of New York Mellon Corp.	8,245	342,415
Bath & Body Works, Inc.	2,944	109,900
Bausch Health Cos., Inc.*	3,665	22,053
Baxter International, Inc.	5,145	295,632
Becton Dickinson and Co.	3,002	757,765
Bentley Systems, Inc., Class B	1,975	72,621
Berkshire Hathaway, Inc., Class B*	13,601	3,819,161
Best Buy Co., Inc.	2,321	164,071
Bill.com Holdings, Inc.*	985	159,452
Biogen, Inc.*	1,529	298,736
BioMarin Pharmaceutical, Inc.*	1,937	172,780
Bio-Rad Laboratories, Inc., Class A*	238	115,440
Bio-Techne Corp.	411	136,374
Black Knight, Inc.*	1,638	108,370
BlackRock, Inc.	1,579	1,052,230
Blackstone, Inc.	7,375	692,807
Block, Inc.*	5,458	376,111
Boeing Co.*	5,774	925,283
Booking Holdings, Inc.*	429	804,722
Booz Allen Hamilton Holding Corp.	1,547	148,048
BorgWarner, Inc.	2,137	80,565
Boston Properties, Inc. REIT	1,446	114,856
Boston Scientific Corp.*	15,337	618,234

	Number of Shares	Value
United States (Continued)
Bristol-Myers Squibb Co.	22,999	$1,550,363
Broadcom, Inc.	4,315	2,153,660
Broadridge Financial Solutions, Inc.	1,261	215,845
Brookfield Renewable Corp., Class A	1,360	52,412
Brown & Brown, Inc.	2,740	172,730
Brown-Forman Corp., Class B	3,261	237,075
Bunge Ltd.	1,539	152,623
Burlington Stores, Inc.*	648	90,843
C.H. Robinson Worldwide, Inc.	1,351	154,217
Cable One, Inc. (b)	58	65,830
Cadence Design Systems, Inc.*	2,968	515,749
Caesars Entertainment, Inc.*	2,164	93,312
Camden Property Trust REIT	1,046	134,421
Campbell Soup Co.	1,961	98,795
Capital One Financial Corp.	4,358	461,164
Cardinal Health, Inc.	2,919	206,432
Carlisle Cos., Inc.	544	160,839
Carlyle Group, Inc.	2,012	65,450
CarMax, Inc.*(b)	1,543	136,463
Carnival Corp.*	8,578	81,148
Carrier Global Corp.	9,011	352,510
Catalent, Inc.*	1,790	157,520
Caterpillar, Inc.	5,586	1,031,790
Cboe Global Markets, Inc.	1,003	118,324
CBRE Group, Inc., Class A*	3,647	287,967
CDW Corp.	1,400	238,980
Celanese Corp.	1,236	137,023
Centene Corp.*	5,840	524,082
CenterPoint Energy, Inc.	6,629	209,012
Ceridian HCM Holding, Inc.*	1,364	81,349
CF Industries Holdings, Inc.	2,142	221,611
Charles River Laboratories International, Inc.*	572	117,403
Charles Schwab Corp.	15,263	1,082,910
Charter Communications, Inc., Class A*	1,272	524,865
Cheniere Energy, Inc.	2,418	387,315
Chevron Corp.	19,665	3,108,250
Chewy, Inc., Class A*	729	25,027
Chipotle Mexican Grill, Inc.*	298	475,846
Church & Dwight Co., Inc.	2,554	213,795
Cigna Corp.	3,384	959,195
Cincinnati Financial Corp.	1,607	155,815
Cintas Corp.	986	401,144
Cisco Systems, Inc.	43,753	1,956,634
Citigroup, Inc.	20,942	1,022,179
Citizens Financial Group, Inc.	5,144	188,682
Citrix Systems, Inc.	1,435	147,475
Cleveland-Cliffs, Inc.*	5,524	95,399
Clorox Co.	1,295	186,920
Cloudflare, Inc., Class A*	2,816	176,197
CME Group, Inc.	3,698	723,366
CMS Energy Corp.	2,829	191,071
Coca-Cola Co.	43,180	2,664,638
Cognex Corp.	1,507	63,460
Cognizant Technology Solutions Corp., Class A	5,279	333,474
Coinbase Global, Inc., Class A*	1,261	84,235

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2022

	Number of Shares	Value
United States (Continued)
Colgate-Palmolive Co.	8,319	$650,629
Comcast Corp., Class A	47,643	1,724,200
Conagra Brands, Inc.	5,234	179,945
ConocoPhillips	13,690	1,498,370
Consolidated Edison, Inc.	3,731	364,668
Constellation Brands, Inc., Class A	1,735	426,897
Constellation Energy Corp.	3,530	288,013
Cooper Cos., Inc.	542	155,792
Copart, Inc.*	2,181	260,957
Corning, Inc.	8,586	294,672
Corteva, Inc.	7,658	470,431
CoStar Group, Inc.*	4,323	301,054
Costco Wholesale Corp.	4,668	2,437,163
Coterra Energy, Inc.	8,572	264,961
Coupa Software, Inc.*	731	42,690
Crowdstrike Holdings, Inc., Class A*	2,058	375,811
Crown Castle, Inc. REIT	4,550	777,276
Crown Holdings, Inc.	1,390	125,920
CSX Corp.	23,100	731,115
Cummins, Inc.	1,427	307,333
CVS Health Corp.	13,617	1,336,509
D.R. Horton, Inc.	3,557	253,081
Danaher Corp.	7,161	1,932,826
Darden Restaurants, Inc.	1,350	167,008
Datadog, Inc., Class A*	2,638	276,858
DaVita, Inc.*	690	58,850
Deere & Co.	3,072	1,122,048
Dell Technologies, Inc., Class C	2,718	104,072
Delta Air Lines, Inc.*	1,356	42,131
DENTSPLY SIRONA, Inc.	2,179	71,406
Devon Energy Corp.	6,464	456,488
Dexcom, Inc.*	4,086	335,910
Diamondback Energy, Inc.	1,773	236,305
Digital Realty Trust, Inc. REIT	2,998	370,643
Discover Financial Services	3,002	301,671
DISH Network Corp., Class A*	2,762	47,921
DocuSign, Inc.*	2,070	120,515
Dollar General Corp.	2,437	578,593
Dollar Tree, Inc.*	2,323	315,185
Dominion Energy, Inc.	8,537	698,327
Domino’s Pizza, Inc.	416	154,694
DoorDash, Inc., Class A*	2,002	119,920
Dover Corp.	1,520	189,939
Dow, Inc.	7,658	390,558
Dropbox, Inc., Class A*	2,758	58,994
DTE Energy Co.	2,143	279,319
Duke Energy Corp.	8,100	865,971
Duke Realty Corp. REIT	3,810	224,218
DuPont de Nemours, Inc.	5,495	305,742
Dynatrace, Inc.*	2,229	85,103
Eastman Chemical Co.	1,452	132,132
Eaton Corp. PLC	4,101	560,361
eBay, Inc.	6,186	272,988
Ecolab, Inc.	2,762	452,498
Edison International	4,097	277,654
Edwards Lifesciences Corp.*	6,566	591,597
Elanco Animal Health, Inc.*	4,180	63,243

	Number of Shares	Value
United States (Continued)
Electronic Arts, Inc.	2,942	$373,252
Elevance Health, Inc.	2,539	1,231,694
Eli Lilly & Co.	8,483	2,555,334
Emerson Electric Co.	6,248	510,712
Enphase Energy, Inc.*	1,430	409,609
Entegris, Inc.	1,378	130,745
Entergy Corp.	2,137	246,396
EOG Resources, Inc.	6,164	747,693
EPAM Systems, Inc.*	544	232,016
EQT Corp.	3,570	170,646
Equifax, Inc.	1,312	247,640
Equinix, Inc. REIT	958	629,760
Equitable Holdings, Inc.	4,184	124,474
Equity LifeStyle Properties, Inc. REIT	2,055	144,055
Equity Residential REIT	3,674	268,863
Erie Indemnity Co., Class A	270	58,031
Essential Utilities, Inc.	2,229	109,555
Essex Property Trust, Inc. REIT	712	188,723
Estee Lauder Cos., Inc., Class A	2,445	621,959
Etsy, Inc.*	1,340	141,517
Evergy, Inc.	2,419	165,774
Eversource Energy	3,480	312,121
Exact Sciences Corp.*	1,889	67,154
Exelon Corp.	9,896	434,533
Expedia Group, Inc.*	1,440	147,816
Expeditors International of Washington, Inc.	1,781	183,247
Extra Space Storage, Inc. REIT	1,379	274,049
Exxon Mobil Corp.	44,269	4,231,674
F5, Inc.*	645	101,304
FactSet Research Systems, Inc.	395	171,169
Fair Isaac Corp.*	280	125,832
Fastenal Co.	6,061	305,050
FedEx Corp.	2,650	558,646
Fidelity National Financial, Inc.	2,642	103,302
Fidelity National Information Services, Inc.	6,459	590,159
Fifth Third Bancorp	7,202	245,948
First Citizens BancShares, Inc., Class A	127	103,119
First Republic Bank	1,771	268,891
FirstEnergy Corp.	5,707	225,712
Fiserv, Inc.*	6,378	645,390
FleetCor Technologies, Inc.*	838	178,100
FMC Corp.	1,323	142,990
Ford Motor Co.	40,300	614,172
Fortinet, Inc.*	7,280	354,463
Fortive Corp.	3,695	234,004
Fortune Brands Home & Security, Inc.	1,453	89,258
Fox Corp., Class A	2,858	97,686
Fox Corp., Class B	1,563	49,422
Franklin Resources, Inc.	3,384	88,221
Freeport-McMoRan, Inc.	14,789	437,754
Gaming and Leisure Properties, Inc. REIT	2,688	129,750
Gartner, Inc.*	797	227,400
Generac Holdings, Inc.*	656	144,589
General Dynamics Corp.	2,457	562,481
General Electric Co.	11,459	841,549

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2022

	Number of Shares	Value
United States (Continued)
General Mills, Inc.	6,222	$477,850
General Motors Co.	14,540	555,573
Genuine Parts Co.	1,546	241,191
Gilead Sciences, Inc.	13,234	839,962
Global Payments, Inc.	2,971	369,087
Globe Life, Inc.	997	96,898
GoDaddy, Inc., Class A*	1,757	133,216
Goldman Sachs Group, Inc.	3,512	1,168,337
Guidewire Software, Inc.*	820	58,802
Halliburton Co.	9,317	280,721
Hartford Financial Services Group, Inc.	3,435	220,905
Hasbro, Inc.	1,356	106,880
HCA Healthcare, Inc.	2,555	505,558
Healthcare Realty Trust, Inc. REIT	3,990	97,037
Healthpeak Properties, Inc. REIT	6,159	161,674
HEICO Corp. (b)	474	72,190
HEICO Corp., Class A	814	99,780
Henry Schein, Inc.*	1,355	99,471
Hershey Co.	1,539	345,767
Hess Corp.	2,852	344,465
Hewlett Packard Enterprise Co.	13,698	186,293
Hilton Worldwide Holdings, Inc.	2,833	360,811
Hologic, Inc.*	2,418	163,360
Home Depot, Inc.	10,828	3,123,012
Honeywell International, Inc.	7,248	1,372,409
Horizon Therapeutics PLC*	2,211	130,913
Hormel Foods Corp.	3,380	169,946
Host Hotels & Resorts, Inc. REIT	7,189	127,749
Howmet Aerospace, Inc.	4,250	150,577
HP, Inc.	11,114	319,083
HubSpot, Inc.*	474	159,757
Humana, Inc.	1,333	642,213
Huntington Bancshares, Inc.	15,700	210,380
Huntington Ingalls Industries, Inc.	418	96,249
IAC, Inc.*	816	52,444
IDEX Corp.	833	167,608
IDEXX Laboratories, Inc.*	889	309,034
Illinois Tool Works, Inc.	3,294	641,770
Illumina, Inc.*	1,656	333,916
Incyte Corp.*	2,048	144,241
Ingersoll Rand, Inc.	4,270	202,270
Insulet Corp.*	737	188,281
Intel Corp.	42,898	1,369,304
Intercontinental Exchange, Inc.	5,764	581,299
International Business Machines Corp.	9,475	1,217,064
International Flavors & Fragrances, Inc.	2,713	299,732
International Paper Co.	4,004	166,646
Interpublic Group of Cos., Inc.	4,148	114,651
Intuit, Inc.	2,851	1,231,005
Intuitive Surgical, Inc.*	3,771	775,846
Invesco Ltd.	4,276	70,426
Invitation Homes, Inc. REIT	6,448	233,933
IQVIA Holdings, Inc.*	1,919	408,095
Iron Mountain, Inc. REIT	2,730	143,625
J M Smucker Co.	1,183	165,608
Jack Henry & Associates, Inc.	695	133,579
Jacobs Solutions, Inc.	1,444	179,894

	Number of Shares	Value
United States (Continued)
JB Hunt Transport Services, Inc.	800	$139,216
Johnson & Johnson	27,656	4,462,019
Johnson Controls International PLC	7,690	416,337
JPMorgan Chase & Co.	30,943	3,519,147
Juniper Networks, Inc.	2,860	81,281
Kellogg Co.	2,591	188,469
Keurig Dr Pepper, Inc.	7,798	297,260
KeyCorp	10,641	188,239
Keysight Technologies, Inc.*	1,923	315,160
Kimberly-Clark Corp.	3,570	455,246
Kimco Realty Corp. REIT	7,106	149,794
Kinder Morgan, Inc.	21,920	401,574
KKR & Co., Inc.	5,662	286,271
KLA Corp.	1,542	530,648
Knight-Swift Transportation Holdings, Inc.	1,544	77,987
Kraft Heinz Co.	7,735	289,289
Kroger Co.	7,083	339,559
L3Harris Technologies, Inc.	2,033	463,910
Laboratory Corp. of America Holdings	986	222,116
Lam Research Corp.	1,478	647,231
Las Vegas Sands Corp.*	4,006	150,746
Lear Corp.	642	89,007
Leidos Holdings, Inc.	1,260	119,763
Lennar Corp., Class A	2,857	221,275
Lennox International, Inc.	344	82,601
Liberty Broadband Corp., Class C*	1,479	150,414
Liberty Media Corp.-Liberty Formula One, Class C*	2,225	141,688
Liberty Media Corp-Liberty SiriusXM, Class A*(b)	832	34,561
Liberty Media Corp-Liberty SiriusXM, Class C*	1,979	81,851
Lincoln National Corp.	1,729	79,638
Live Nation Entertainment, Inc.*	1,893	171,051
LKQ Corp.	2,563	136,403
Lockheed Martin Corp.	2,579	1,083,464
Loews Corp.	2,121	117,313
Lowe’s Cos., Inc.	6,733	1,307,145
LPL Financial Holdings, Inc.	845	187,024
Lucid Group, Inc.*(b)	4,242	65,072
Lumen Technologies, Inc.	8,490	84,560
Lyft, Inc., Class A*	2,844	41,892
LyondellBasell Industries NV, Class A	2,890	239,870
M&T Bank Corp.	1,796	326,477
Marathon Oil Corp.	7,568	193,665
Marathon Petroleum Corp.	5,961	600,571
Markel Corp.*	145	173,146
MarketAxess Holdings, Inc.	395	98,193
Marriott International, Inc., Class A	2,923	449,382
Marsh & McLennan Cos., Inc.	5,292	853,970
Martin Marietta Materials, Inc.	711	247,222
Marvell Technology, Inc.	8,573	401,388
Masco Corp.	2,287	116,340
Masimo Corp.*	621	91,219
Mastercard, Inc., Class A	9,099	2,951,443
Match Group, Inc.*	2,861	161,732

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2022

	Number of Shares	Value
United States (Continued)
McCormick & Co., Inc.	2,715	$228,250
McDonald’s Corp.	7,854	1,981,407
McKesson Corp.	1,580	579,860
Medical Properties Trust, Inc. REIT	6,367	93,022
Merck & Co., Inc.	26,628	2,272,966
Meta Platforms, Inc., Class A*	24,316	3,961,806
MetLife, Inc.	7,383	474,948
Mettler-Toledo International, Inc.*	243	294,628
MGM Resorts International	3,720	121,421
Microchip Technology, Inc.	5,612	366,183
Micron Technology, Inc.	11,492	649,643
Microsoft Corp.	74,825	19,564,493
Mid-America Apartment Communities, Inc. REIT	1,266	209,738
Moderna, Inc.*	3,570	472,204
Mohawk Industries, Inc.*	416	45,910
Molina Healthcare, Inc.*	655	220,977
Molson Coors Beverage Co., Class B	1,967	101,635
Mondelez International, Inc., Class A	14,822	916,889
MongoDB, Inc.*	656	211,796
Monolithic Power Systems, Inc.	463	209,822
Monster Beverage Corp.*	4,116	365,624
Moody’s Corp.	1,751	498,195
Morgan Stanley	14,071	1,199,131
Mosaic Co.	3,536	190,484
Motorola Solutions, Inc.	1,768	430,349
MSCI, Inc.	858	385,448
Nasdaq, Inc.	3,630	216,094
NetApp, Inc.	2,318	167,197
Netflix, Inc.*	4,587	1,025,470
Neurocrine Biosciences, Inc.*	1,190	124,510
Newell Brands, Inc.	4,259	76,023
Newmont Corp.	8,140	336,670
News Corp., Class A	4,251	71,927
NextEra Energy, Inc.	20,560	1,748,834
NIKE, Inc., Class B	13,423	1,428,878
NiSource, Inc.	4,271	126,037
Nordson Corp.	633	143,799
Norfolk Southern Corp.	2,522	613,174
Northern Trust Corp.	2,200	209,198
Northrop Grumman Corp.	1,542	737,061
NortonLifeLock, Inc.	5,685	128,424
NRG Energy, Inc.	2,670	110,218
Nucor Corp.	2,702	359,204
NVIDIA Corp.	26,237	3,960,213
NVR, Inc.*	22	91,081
Occidental Petroleum Corp.	9,840	698,640
Okta, Inc.*	1,582	144,595
Old Dominion Freight Line, Inc.	1,025	278,195
Omnicom Group, Inc.	2,139	143,099
ON Semiconductor Corp.*	4,796	329,821
ONEOK, Inc.	4,712	288,516
Oracle Corp.	16,875	1,251,281
O’Reilly Automotive, Inc.*	702	489,378
Otis Worldwide Corp.	4,286	309,535
Owens Corning	1,040	84,999
PACCAR, Inc.	3,570	312,411

	Number of Shares	Value
United States (Continued)
Packaging Corp. of America	988	$135,277
Palantir Technologies, Inc., Class A*	15,054	116,217
Palo Alto Networks, Inc.*	1,034	575,742
Paramount Global, Class B	6,550	153,205
Parker-Hannifin Corp.	1,390	368,350
Paychex, Inc.	3,475	428,606
Paycom Software, Inc.*	579	203,345
PayPal Holdings, Inc.*	11,492	1,073,812
PepsiCo, Inc.	14,497	2,497,398
PerkinElmer, Inc.	1,281	173,012
Pfizer, Inc.	59,263	2,680,465
PG&E Corp.*(b)	16,078	198,242
Philip Morris International, Inc.	16,241	1,550,853
Phillips 66	5,045	451,326
Pinterest, Inc., Class A*	5,608	129,208
Pioneer Natural Resources Co.	2,434	616,337
Plug Power, Inc.*(b)	5,060	141,882
PNC Financial Services Group, Inc.	4,328	683,824
Pool Corp.	420	142,460
PPG Industries, Inc.	2,483	315,291
PPL Corp.	7,747	225,283
Principal Financial Group, Inc. (b)	2,775	207,459
Procter & Gamble Co.	25,028	3,452,362
Progressive Corp.	6,012	737,372
Prologis, Inc. REIT	7,699	958,602
Prudential Financial, Inc.	3,959	379,074
PTC, Inc.*	1,168	134,192
Public Service Enterprise Group, Inc.	5,033	323,924
Public Storage REIT	1,613	533,629
PulteGroup, Inc.	2,851	115,922
Qorvo, Inc.*	1,140	102,349
QUALCOMM, Inc.	11,974	1,583,801
Quanta Services, Inc.	1,516	214,211
Quest Diagnostics, Inc.	1,142	143,104
Raymond James Financial, Inc.	2,065	215,524
Raytheon Technologies Corp.	15,710	1,409,973
Realty Income Corp. REIT	6,245	426,409
Regency Centers Corp. REIT	1,627	98,987
Regeneron Pharmaceuticals, Inc.*	1,113	646,720
Regions Financial Corp.	9,121	197,652
Republic Services, Inc.	2,228	317,980
ResMed, Inc.	1,542	339,117
RingCentral, Inc., Class A*	833	35,852
Rivian Automotive, Inc., Class A*	1,926	62,999
Robert Half International, Inc.	991	76,277
ROBLOX Corp., Class A*	3,704	144,863
Rockwell Automation, Inc.	1,222	289,541
Roku, Inc.*	1,279	86,972
Rollins, Inc.	2,250	75,960
Roper Technologies, Inc.	1,109	446,461
Ross Stores, Inc.	3,723	321,183
Royal Caribbean Cruises Ltd.*	2,320	94,772
Royalty Pharma PLC, Class A	3,547	148,300
RPM International, Inc.	1,356	126,325
S&P Global, Inc.	3,733	1,314,688
Salesforce, Inc.*	10,428	1,628,019
SBA Communications Corp. REIT	1,143	371,761

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2022

	Number of Shares	Value
United States (Continued)
Schlumberger N.V.	14,658	$559,203
Seagate Technology Holdings PLC	2,047	137,067
Seagen, Inc.*	1,502	231,744
Sealed Air Corp.	1,562	84,051
SEI Investments Co.	1,281	70,071
Sempra Energy	3,323	548,195
Sensata Technologies Holding PLC	1,547	62,313
ServiceNow, Inc.*	2,108	916,179
Sherwin-Williams Co.	2,546	590,927
Signature Bank	664	115,775
Simon Property Group, Inc. REIT	3,404	347,140
Sirius XM Holdings, Inc. (b)	7,954	48,440
Skyworks Solutions, Inc.	1,724	169,900
Snap, Inc., Class A*	11,247	122,367
Snap-on, Inc.	561	122,219
Snowflake, Inc., Class A*	2,186	395,557
Southern Co.	11,291	870,197
Southwest Airlines Co.*	1,546	56,738
Splunk, Inc.*	1,675	150,800
SS&C Technologies Holdings, Inc.	2,677	149,270
Stanley Black & Decker, Inc.	1,724	151,884
Starbucks Corp.	12,117	1,018,676
State Street Corp.	4,104	280,508
Steel Dynamics, Inc.	1,986	160,310
STERIS PLC	1,051	211,650
Stryker Corp.	3,570	732,564
Sun Communities, Inc. REIT	1,273	195,673
SVB Financial Group*	638	259,360
Synchrony Financial	5,657	185,267
Synopsys, Inc.*	1,615	558,822
Sysco Corp.	5,342	439,219
T. Rowe Price Group, Inc.	2,324	278,880
Take-Two Interactive Software, Inc.*	1,705	208,965
Targa Resources Corp.	2,286	155,974
Target Corp.	5,073	813,405
TE Connectivity Ltd.	3,398	428,862
Teladoc Health, Inc.*(b)	1,501	46,621
Teledyne Technologies, Inc.*	469	172,761
Teleflex, Inc.	549	124,217
Teradyne, Inc.	1,714	145,073
Tesla, Inc.*	27,804	7,663,060
Texas Instruments, Inc.	9,533	1,574,947
Texas Pacific Land Corp.	65	119,630
Textron, Inc.	2,237	139,544
Thermo Fisher Scientific, Inc.	4,119	2,246,173
TJX Cos., Inc.	12,299	766,843
T-Mobile US, Inc.*	6,536	940,923
Tractor Supply Co.	1,125	208,294
Trade Desk, Inc., Class A*	4,734	296,822
Tradeweb Markets, Inc., Class A	1,177	81,907
TransDigm Group, Inc.	583	350,027
TransUnion	2,164	159,855
Travelers Cos., Inc.	2,449	395,856
Trimble, Inc.*	2,760	174,570
Truist Financial Corp.	14,118	661,287
Twilio, Inc., Class A*	1,806	125,661
Twitter, Inc.*	8,432	326,740

	Number of Shares	Value
United States (Continued)
Tyler Technologies, Inc.*	433	$160,864
Tyson Foods, Inc., Class A	2,930	220,863
Uber Technologies, Inc.*	15,618	449,174
UDR, Inc. REIT	3,351	150,359
UGI Corp.	2,049	80,936
Ulta Beauty, Inc.*	578	242,685
Union Pacific Corp.	6,705	1,505,340
United Parcel Service, Inc., Class B	7,691	1,495,976
United Rentals, Inc.*	744	217,278
UnitedHealth Group, Inc.	9,900	5,141,367
Unity Software, Inc.*	2,013	85,995
Universal Health Services, Inc., Class B	779	76,217
US Bancorp	14,902	679,680
Vail Resorts, Inc.	423	95,040
Valero Energy Corp.	4,087	478,669
Veeva Systems, Inc., Class A*	1,443	287,619
Ventas, Inc. REIT	4,207	201,347
VeriSign, Inc.*	1,041	189,691
Verisk Analytics, Inc.	1,702	318,546
Verizon Communications, Inc.	44,222	1,848,922
Vertex Pharmaceuticals, Inc.*	2,680	755,117
VF Corp.	3,578	148,308
Viatris, Inc.	12,635	120,664
VICI Properties, Inc. REIT	10,150	334,849
Visa, Inc., Class A	17,416	3,460,733
Vistra Corp.	4,718	116,771
VMware, Inc., Class A	2,156	250,161
Vornado Realty Trust REIT (b)	1,886	49,451
Vulcan Materials Co.	1,343	223,596
W.R. Berkley Corp.	2,019	130,831
W.W. Grainger, Inc.	482	267,481
Walgreens Boots Alliance, Inc.	7,593	266,211
Walmart, Inc.	16,061	2,128,886
Walt Disney Co.*	19,135	2,144,651
Warner Bros Discovery, Inc.*	23,176	306,850
Waste Connections, Inc.	2,709	377,039
Waste Management, Inc.	4,364	737,647
Waters Corp.*	659	196,777
Wayfair, Inc., Class A*	731	38,531
Webster Financial Corp.	1,974	92,877
WEC Energy Group, Inc.	3,321	342,528
Wells Fargo & Co.	40,176	1,756,093
Welltower, Inc. REIT	4,710	361,022
West Pharmaceutical Services, Inc.	763	226,374
Western Digital Corp.*	3,546	149,854
Western Union Co.	5,106	75,671
Westinghouse Air Brake Technologies Corp.	1,894	166,009
Westlake Corp.	402	39,649
Westrock Co.	2,772	112,515
Weyerhaeuser Co. REIT	7,864	268,634
Whirlpool Corp.	645	101,007
Williams Cos., Inc.	11,932	406,046
Workday, Inc., Class A*	2,081	342,449
WP Carey, Inc. REIT	2,007	168,648
Wynn Resorts Ltd.*(b)	1,183	71,678
Xcel Energy, Inc.	5,797	430,427

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2022

	Number of Shares	Value
United States (Continued)
Xylem, Inc.	2,048	$186,573
Yum! Brands, Inc.	2,954	328,603
Zebra Technologies Corp., Class A*	599	180,682
Zendesk, Inc.*	1,276	97,959
Zillow Group, Inc., Class C*	1,452	48,584
Zimmer Biomet Holdings, Inc.	2,143	227,844
Zoetis, Inc.	4,903	767,467
Zoom Video Communications, Inc., Class A*	2,314	186,046
ZoomInfo Technologies, Inc.*	2,760	125,359
Zscaler, Inc.*(b)	798	127,074

(Cost $366,285,731)		362,103,723

Uruguay — 0.1%
MercadoLibre, Inc.* (Cost $484,910)	443	378,924

TOTAL COMMON STOCKS (Cost $518,123,044)		498,485,977

PREFERRED STOCKS — 0.1%
Germany — 0.1%
Bayerische Motoren Werke AG	558	38,856
Henkel AG & Co. KGaA	1,875	121,118
Porsche Automobil Holding SE	1,615	114,457
Sartorius AG	259	108,316
Volkswagen AG	1,973	281,999

(Cost $799,320)		664,746

	Number of Shares	Value
United States — 0.0%
AMC Entertainment Holdings, Inc.* (Cost $79,928)	5,444	$26,676

TOTAL PREFERRED STOCKS (Cost $879,248)		691,422

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)	19,824	12,797

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00% (d)(e) (Cost $339,649)	339,649	339,649

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 2.24% (d) (Cost $995,448)	995,448	995,448

TOTAL INVESTMENTS — 99.6% (Cost $520,337,389)		$500,525,293
Other assets and liabilities, net — 0.4%		1,849,676

NET ASSETS — 100.0%		$502,374,969

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2022	Value ($) at 8/31/2022
COMMON STOCKS — 0.0%
Germany — 0.0%
Deutsche Bank AG (c)
356,205	98,321	(200,802)		58,255	(133,515)	4,547	—	21,324	178,464

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00% (d)(e)
430,881	—	(91,232	) (f)	—	—	8,998	—	339,649	339,649

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 2.24% (d)
985,575	16,206,538	(16,196,665)		—	—	3,673	—	995,448	995,448

1,772,661	16,304,859	(16,488,699)		58,255	(133,515)	17,218	—	1,356,421	1,513,561

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2022 amounted to $2,565,387, which is 0.5% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $2,415,063.

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2022

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2022.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
CVA:	Credit Valuation Adjustment
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	USD	8	$1,577,610	$1,582,600	9/16/2022	$4,990
MINI S&P/TSX 60 Futures	CAD	1	46,408	44,479	9/15/2022	(1,929)
MSCI EAFE Futures	USD	12	1,140,875	1,096,260	9/16/2022	(44,615)
S&P MidCap 400 E-Mini Futures	USD	1	229,035	243,030	9/16/2022	13,995

Total net unrealized depreciation						$(27,559)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

CAD	Canadian Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$498,485,977	$—	$—	$498,485,977
Preferred Stocks (a)	691,422	—	—	691,422
Warrants	12,797	—	—	12,797
Short-Term Investments (a)	1,335,097	—	—	1,335,097
Derivatives (b)
Futures Contracts	18,985	—	—	18,985

TOTAL	$500,544,278	$—	$—	$500,544,278

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(46,544)	$—	$—	$(46,544)

TOTAL	$(46,544)	$—	$—	$(46,544)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

August 31, 2022

	Number of Shares	Value
COMMON STOCKS — 99.7%
Communication Services — 10.6%
Activision Blizzard, Inc.	300	$23,547
Alphabet, Inc., Class A*	2,596	280,939
Alphabet, Inc., Class C*	2,427	264,907
AT&T, Inc.	3,116	54,655
Charter Communications, Inc., Class A*	49	20,219
Comcast Corp., Class A	1,420	51,390
Electronic Arts, Inc.	152	19,284
Fox Corp., Class A	211	7,212
Fox Corp., Class B	101	3,193
Interpublic Group of Cos., Inc.	378	10,448
Lumen Technologies, Inc.	353	3,516
Meta Platforms, Inc., Class A*	2,275	370,666
New York Times Co., Class A	98	2,988
News Corp., Class A	129	2,183
Omnicom Group, Inc.	103	6,891
Pinterest, Inc., Class A*	223	5,138
Spotify Technology SA*	41	4,434
Take-Two Interactive Software, Inc.*	22	2,696
Verizon Communications, Inc.	826	34,535
Walt Disney Co.*	28	3,138
Warner Bros Discovery, Inc.*	299	3,959

(Cost $1,305,488)		1,175,938

Consumer Discretionary — 12.3%
Advance Auto Parts, Inc.	77	12,985
Amazon.com, Inc.*	950	120,432
AutoNation, Inc.*(a)	69	8,597
AutoZone, Inc.*	17	36,027
Bath & Body Works, Inc.	209	7,802
Best Buy Co., Inc.	404	28,559
Booking Holdings, Inc.*	6	11,255
BorgWarner, Inc.	185	6,975
Burlington Stores, Inc.*(a)	47	6,589
Capri Holdings Ltd.*	123	5,803
Chipotle Mexican Grill, Inc.*	12	19,162
Columbia Sportswear Co.	38	2,707
D.R. Horton, Inc.	156	11,099
Darden Restaurants, Inc.	71	8,783
Deckers Outdoor Corp.*	21	6,753
Dick’s Sporting Goods, Inc.	110	11,701
Dollar General Corp.	177	42,023
Dollar Tree, Inc.*	67	9,091
Domino’s Pizza, Inc.	21	7,809
eBay, Inc.	244	10,768
Expedia Group, Inc.*	74	7,596
Five Below, Inc.*(a)	30	3,836
Floor & Decor Holdings, Inc., Class A*(a)	55	4,475
Garmin Ltd.	115	10,176
Gentex Corp.	194	5,294
Genuine Parts Co.	94	14,665
Grand Canyon Education, Inc.*	48	3,906
Home Depot, Inc.	805	232,178
Kohl’s Corp.	151	4,291
Lear Corp.	33	4,575

	Number of Shares	Value
Consumer Discretionary (Continued)
Lennar Corp., Class A	228	$17,659
Lithia Motors, Inc.	24	6,371
LKQ Corp.	204	10,857
Lowe’s Cos., Inc.	728	141,334
Lululemon Athletica, Inc.*	54	16,198
Macy’s, Inc.	398	6,893
Mohawk Industries, Inc.*	58	6,401
NIKE, Inc., Class B	476	50,670
NVR, Inc.*	4	16,560
O’Reilly Automotive, Inc.*	57	39,736
Penske Automotive Group, Inc.	26	3,066
Polaris, Inc. (a)	37	4,191
PulteGroup, Inc.	243	9,880
PVH Corp.	53	2,981
Ralph Lauren Corp. (a)	35	3,197
Ross Stores, Inc.	319	27,520
Skechers U.S.A., Inc., Class A*	89	3,364
Starbucks Corp.	613	51,535
Tapestry, Inc.	260	9,030
Target Corp.	710	113,841
Tempur Sealy International, Inc.	180	4,502
Thor Industries, Inc. (a)	64	5,185
TJX Cos., Inc.	927	57,798
Toll Brothers, Inc.	71	3,109
Tractor Supply Co.	114	21,107
Ulta Beauty, Inc.*	41	17,215
VF Corp.	120	4,974
Victoria’s Secret & Co.*	130	4,347
Whirlpool Corp.	54	8,456
Williams-Sonoma, Inc. (a)	124	18,445
Yum! Brands, Inc.	116	12,904

(Cost $1,420,912)		1,365,238

Consumer Staples — 8.3%
Altria Group, Inc.	765	34,517
Archer-Daniels-Midland Co.	558	49,043
BJ’s Wholesale Club Holdings, Inc.*	154	11,472
Clorox Co.	66	9,526
Colgate-Palmolive Co.	391	30,580
Costco Wholesale Corp.	463	241,732
Darling Ingredients, Inc.*	66	5,020
Estee Lauder Cos., Inc., Class A	23	5,851
General Mills, Inc.	68	5,222
Hershey Co.	21	4,718
Hormel Foods Corp.	67	3,369
Kimberly-Clark Corp.	62	7,906
Kroger Co.	543	26,031
Monster Beverage Corp.*	172	15,279
PepsiCo, Inc.	22	3,790
Performance Food Group Co.*	63	3,149
Philip Morris International, Inc.	921	87,946
Procter & Gamble Co.	1,041	143,596
Sysco Corp.	69	5,673
Tyson Foods, Inc., Class A	182	13,719
US Foods Holding Corp.*	119	3,644

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

August 31, 2022

	Number of Shares	Value
Consumer Staples (Continued)
Walgreens Boots Alliance, Inc.	531	$18,617
Walmart, Inc.	1,506	199,620

(Cost $884,835)		930,020

Energy — 9.9%
Antero Resources Corp.*	125	5,010
APA Corp.	242	9,465
Chesapeake Energy Corp. (a)	75	7,537
Chevron Corp.	1,501	237,248
ConocoPhillips	950	103,977
Coterra Energy, Inc.	120	3,709
Devon Energy Corp.	272	19,209
Diamondback Energy, Inc.	93	12,395
EOG Resources, Inc.	589	71,446
Exxon Mobil Corp.	4,145	396,220
HF Sinclair Corp.	59	3,105
Marathon Oil Corp.	483	12,360
Marathon Petroleum Corp.	650	65,487
Occidental Petroleum Corp. (a)	205	14,555
ONEOK, Inc.	159	9,735
Ovintiv, Inc.	255	13,551
PDC Energy, Inc.	92	6,248
Phillips 66	492	44,014
Pioneer Natural Resources Co.	31	7,850
Targa Resources Corp.	146	9,962
Texas Pacific Land Corp.	2	3,681
Valero Energy Corp.	399	46,731

(Cost $930,875)		1,103,495

Financials — 8.7%
Affiliated Managers Group, Inc.	20	2,547
Aflac, Inc.	60	3,565
Allstate Corp.	149	17,954
Aon PLC, Class A	24	6,702
Apollo Global Management, Inc.	160	8,893
Arch Capital Group Ltd.*	160	7,315
Berkshire Hathaway, Inc., Class B*	1,712	480,730
Blackstone, Inc.	430	40,394
Capital One Financial Corp.	46	4,868
Carlyle Group, Inc.	288	9,369
Cboe Global Markets, Inc.	58	6,842
Cincinnati Financial Corp.	175	16,968
Coinbase Global, Inc., Class A*	233	15,564
Credit Acceptance Corp.*	10	5,321
Discover Financial Services	82	8,240
Erie Indemnity Co., Class A	21	4,513
Evercore, Inc., Class A	86	8,057
FactSet Research Systems, Inc.	23	9,967
Fidelity National Financial, Inc.	172	6,725
First American Financial Corp.	124	6,634
Franklin Resources, Inc.	237	6,179
Janus Henderson Group PLC	109	2,551
Lazard Ltd., Class A (a)	143	5,198
LPL Financial Holdings, Inc.	32	7,083
Markel Corp.*	5	5,971
MarketAxess Holdings, Inc.	18	4,475
Marsh & McLennan Cos., Inc.	239	38,567

	Number of Shares	Value
Financials (Continued)
MGIC Investment Corp.	413	$5,902
Moody’s Corp.	104	29,590
MSCI, Inc.	38	17,071
Old Republic International Corp.	192	4,193
Progressive Corp.	273	33,483
S&P Global, Inc.	176	61,984
SEI Investments Co.	121	6,619
Synchrony Financial	245	8,024
T. Rowe Price Group, Inc. (a)	305	36,600
Travelers Cos., Inc.	17	2,748
Willis Towers Watson PLC	112	23,165

(Cost $911,036)		970,571

Health Care — 14.6%
Abbott Laboratories	545	55,944
AbbVie, Inc.	158	21,245
Align Technology, Inc.*	42	10,235
AmerisourceBergen Corp.	27	3,957
Amgen, Inc.	115	27,635
Biogen, Inc.*	117	22,860
Bio-Rad Laboratories, Inc., Class A*	27	13,096
Bristol-Myers Squibb Co.	607	40,918
Cardinal Health, Inc.	77	5,445
Chemed Corp.	12	5,714
Cigna Corp.	144	40,817
Cooper Cos., Inc.	16	4,599
CVS Health Corp.	842	82,642
DaVita, Inc.*	36	3,070
Edwards Lifesciences Corp.*	246	22,165
Elevance Health, Inc.	86	41,720
Eli Lilly & Co.	58	17,471
Exelixis, Inc.*	210	3,725
Gilead Sciences, Inc.	459	29,133
HCA Healthcare, Inc.	163	32,253
Henry Schein, Inc.*	150	11,012
Hologic, Inc.*	229	15,471
Humana, Inc.	67	32,279
IDEXX Laboratories, Inc.*	31	10,776
Incyte Corp.*	87	6,127
Intuitive Surgical, Inc.*	17	3,498
Johnson & Johnson	1,363	219,906
Laboratory Corp. of America Holdings	78	17,571
Masimo Corp.*	21	3,085
McKesson Corp.	235	86,245
Merck & Co., Inc.	188	16,048
Mettler-Toledo International, Inc.*	10	12,125
Moderna, Inc.*	492	65,077
Molina Healthcare, Inc.*	74	24,965
Organon & Co.	274	7,817
Pfizer, Inc.	4,494	203,264
Premier, Inc., Class A	92	3,242
Quest Diagnostics, Inc.	123	15,413
QuidelOrtho Corp.*	55	4,359
Regeneron Pharmaceuticals, Inc.*	116	67,403
Thermo Fisher Scientific, Inc.	36	19,632
United Therapeutics Corp.*	22	4,986
UnitedHealth Group, Inc.	449	233,179

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

August 31, 2022

	Number of Shares	Value
Health Care (Continued)
Universal Health Services, Inc., Class B	41	$4,011
Vertex Pharmaceuticals, Inc.*	143	40,292
Waters Corp.*	29	8,659
West Pharmaceutical Services, Inc.	35	10,384

(Cost $1,513,972)		1,631,470

Industrials — 5.9%
3M Co.	290	36,061
A O Smith Corp.	137	7,734
Acuity Brands, Inc.	33	5,410
AECOM	43	3,145
AGCO Corp.	49	5,327
Alaska Air Group, Inc.*	92	4,008
Allegion PLC	26	2,473
C.H. Robinson Worldwide, Inc.	63	7,191
Carrier Global Corp.	282	11,032
Caterpillar, Inc.	32	5,911
Cintas Corp.	7	2,848
Copart, Inc.*	108	12,922
Cummins, Inc.	128	27,567
Delta Air Lines, Inc.*	159	4,940
Donaldson Co., Inc.	77	3,954
Eaton Corp. PLC	32	4,372
Emerson Electric Co.	110	8,991
Expeditors International of Washington, Inc.	200	20,578
Fastenal Co.	314	15,804
FedEx Corp.	153	32,254
Fortune Brands Home & Security, Inc.	60	3,686
FTI Consulting, Inc.*	29	4,657
General Dynamics Corp.	17	3,892
Graco, Inc.	96	6,129
GXO Logistics, Inc.*	59	2,618
Huntington Ingalls Industries, Inc.	14	3,224
Illinois Tool Works, Inc.	25	4,871
JB Hunt Transport Services, Inc.	84	14,618
JetBlue Airways Corp.*	270	2,103
Johnson Controls International PLC	73	3,952
Knight-Swift Transportation Holdings, Inc.	137	6,920
L3Harris Technologies, Inc.	18	4,107
Landstar System, Inc.	48	7,038
Lennox International, Inc.	25	6,003
Lincoln Electric Holdings, Inc.	26	3,554
Lockheed Martin Corp.	208	87,383
ManpowerGroup, Inc.	53	3,886
Masco Corp.	154	7,834
Nordson Corp.	15	3,408
Northrop Grumman Corp.	15	7,170
Old Dominion Freight Line, Inc.	64	17,370
Otis Worldwide Corp.	100	7,222
Owens Corning	87	7,111
PACCAR, Inc.	29	2,538
Parker-Hannifin Corp.	9	2,385
Pentair PLC	103	4,584
Quanta Services, Inc.	25	3,532
Robert Half International, Inc.	118	9,082
Rockwell Automation, Inc.	12	2,843

	Number of Shares	Value
Industrials (Continued)
Snap-on, Inc.	45	$9,804
Southwest Airlines Co.*	155	5,688
Tetra Tech, Inc.	21	2,852
Textron, Inc.	74	4,616
Toro Co.	73	6,054
Trex Co., Inc.*	58	2,714
United Parcel Service, Inc., Class B	555	107,953
W.W. Grainger, Inc.	24	13,319
Waste Management, Inc.	116	19,607
Watsco, Inc.	27	7,345
WESCO International, Inc.*	20	2,634
XPO Logistics, Inc.*	89	4,665

(Cost $643,907)		653,493

Information Technology — 24.9%
Accenture PLC, Class A	374	107,884
Adobe, Inc.*	217	81,036
Advanced Micro Devices, Inc.*	655	55,590
Akamai Technologies, Inc.*	63	5,688
Amdocs Ltd.	110	9,402
Apple, Inc.	3,976	625,107
Applied Materials, Inc.	629	59,170
Arista Networks, Inc.*	113	13,546
Autodesk, Inc.*	17	3,430
Automatic Data Processing, Inc.	231	56,459
Broadridge Financial Solutions, Inc.	59	10,099
Cadence Design Systems, Inc.*	113	19,636
Ciena Corp.*	110	5,581
Cirrus Logic, Inc.*	47	3,604
Cisco Systems, Inc.	3,760	168,147
Citrix Systems, Inc.	29	2,980
Cognex Corp.	74	3,116
Cognizant Technology Solutions Corp., Class A	466	29,437
Concentrix Corp.	21	2,641
Corning, Inc.	202	6,933
Dell Technologies, Inc., Class C	249	9,534
Dolby Laboratories, Inc., Class A	39	2,856
Dropbox, Inc., Class A*	127	2,717
EPAM Systems, Inc.*	21	8,956
F5, Inc.*	33	5,183
Fair Isaac Corp.*	10	4,494
First Solar, Inc.*	43	5,485
Fortinet, Inc.*	105	5,112
Gartner, Inc.*	27	7,704
Genpact Ltd.	60	2,819
HP, Inc.	1,871	53,716
Intel Corp.	4,193	133,841
International Business Machines Corp.	67	8,606
Intuit, Inc.	34	14,681
Jack Henry & Associates, Inc.	39	7,496
Keysight Technologies, Inc.*	79	12,947
KLA Corp.	61	20,992
Lam Research Corp.	89	38,974
Lumentum Holdings, Inc.*(a)	44	3,676
Mastercard, Inc., Class A	359	116,449
Micron Technology, Inc.	1,243	70,267

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

August 31, 2022

	Number of Shares	Value
Information Technology (Continued)
Microsoft Corp.	2,176	$568,959
MKS Instruments, Inc.	43	4,283
NetApp, Inc.	66	4,761
NVIDIA Corp.	151	22,792
ON Semiconductor Corp.*	112	7,702
Oracle Corp.	313	23,209
Paychex, Inc.	160	19,734
PayPal Holdings, Inc.*	387	36,161
Qorvo, Inc.*	59	5,297
QUALCOMM, Inc.	591	78,172
Salesforce, Inc.*	63	9,836
Skyworks Solutions, Inc.	130	12,812
Synopsys, Inc.*	18	6,228
Teradyne, Inc.	136	11,511
Texas Instruments, Inc.	650	107,387
VeriSign, Inc.*	15	2,733
Visa, Inc., Class A (a)	151	30,005
Western Union Co.	265	3,927
Zebra Technologies Corp., Class A*	31	9,351

(Cost $2,764,702)		2,770,851

Materials — 3.2%
Air Products and Chemicals, Inc.	31	7,826
Alcoa Corp.	66	3,266
Amcor PLC	277	3,327
Celanese Corp.	85	9,423
CF Industries Holdings, Inc.	179	18,519
Cleveland-Cliffs, Inc.*	579	9,999
Corteva, Inc.	519	31,882
Dow, Inc.	571	29,121
DuPont de Nemours, Inc.	364	20,253
Eagle Materials, Inc.	32	3,828
Eastman Chemical Co.	40	3,640
Freeport-McMoRan, Inc.	1,086	32,146
Huntsman Corp.	135	3,783
International Paper Co.	201	8,366
Louisiana-Pacific Corp.	151	8,189
LyondellBasell Industries NV, Class A	336	27,888
Mosaic Co.	169	9,104
Newmont Corp.	134	5,542
Nucor Corp.	438	58,228
Olin Corp.	146	7,980
Packaging Corp. of America	49	6,709
Reliance Steel & Aluminum Co.	74	13,911
Sherwin-Williams Co.	21	4,874
Southern Copper Corp.	50	2,353
Steel Dynamics, Inc.	271	21,875
United States Steel Corp.	354	8,096

(Cost $331,841)		360,128

Real Estate — 0.9%
CBRE Group, Inc., Class A*	358	28,268
Jones Lang LaSalle, Inc.*	32	5,536
Public Storage REIT	94	31,098
Simon Property Group, Inc. REIT	127	12,951
Weyerhaeuser Co. REIT	757	25,859

(Cost $99,960)		103,712

	Number of Shares	Value
Utilities — 0.4%
Constellation Energy Corp.	44	$3,590
DTE Energy Co.	91	11,861
Exelon Corp.	131	5,752
NRG Energy, Inc.	253	10,444
Public Service Enterprise Group, Inc.	66	4,248
Sempra Energy	25	4,124
UGI Corp.	87	3,437
Vistra Corp.	135	3,341

(Cost $40,533)		46,797

TOTAL COMMON STOCKS (Cost $10,848,061)		11,111,713

EXCHANGE-TRADED FUNDS — 0.1%
iShares Russell 1000 ETF (Cost $9,774)	43	9,387

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00% (b)(c) (Cost $4,995)	4,995	4,995

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.24% (b) (Cost $4,206)	4,206	$4,206

TOTAL INVESTMENTS — 99.8% (Cost $10,867,036)		$11,130,301
Other assets and liabilities, net — 0.2%		18,155

NET ASSETS — 100.0%		$11,148,456

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

August 31, 2022

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2022	Value ($) at 8/31/2022
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00%(b)(c)
18,629	—	(13,634	) (d)	—	—	166	—	4,995	4,995

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.24%(b)
187,481	661,785	(845,060)		—	—	368	—	4,206	4,206

206,110	661,785	(858,694)		—	—	534	—	9,201	9,201

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2022 amounted to $135,859, which is 1.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $135,137.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2022.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$11,111,713	$—	$—	$11,111,713
Exchange-Traded Funds	9,387	—	—	9,387
Short-Term Investments (a)	9,201	—	—	9,201

TOTAL	$11,130,301	$—	$—	$11,130,301

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF

August 31, 2022

	Number of Shares	Value
COMMON STOCKS — 99.1%
Communication Services — 2.3%
Activision Blizzard, Inc.	1,818	$142,695
Alphabet, Inc., Class A*	720	77,918
Alphabet, Inc., Class C*	640	69,856
AT&T, Inc.	11,951	209,621
Cable One, Inc.	24	27,240
Charter Communications, Inc., Class A*	167	68,909
Comcast Corp., Class A	1,831	66,264
DISH Network Corp., Class A*(a)	492	8,536
Electronic Arts, Inc.	1,604	203,500
Fox Corp., Class A	4,916	168,029
Fox Corp., Class B	2,170	68,615
Frontier Communications Parent, Inc.*	4,216	108,604
IAC, Inc.*	100	6,427
Interpublic Group of Cos., Inc.	17,002	469,935
Liberty Broadband Corp., Class C*	290	29,493
Liberty Media Corp.-Liberty Formula One, Class C*	1,158	73,741
Liberty Media Corp-Liberty SiriusXM, Class A*(a)	975	40,502
Liberty Media Corp-Liberty SiriusXM, Class C*	2,233	92,357
Live Nation Entertainment, Inc.*	546	49,337
Lumen Technologies, Inc. (a)	10,831	107,877
Meta Platforms, Inc., Class A*	85	13,849
New York Times Co., Class A	3,274	99,824
News Corp., Class A	3,787	64,076
News Corp., Class B	1,826	31,480
Nexstar Media Group, Inc.	1,125	215,235
Omnicom Group, Inc.	5,907	395,178
Paramount Global, Class B (a)	1,679	39,272
Sirius XM Holdings, Inc. (a)	11,435	69,639
Take-Two Interactive Software, Inc.*	421	51,598
T-Mobile US, Inc.*	203	29,224
Verizon Communications, Inc.	2,206	92,233
Warner Bros Discovery, Inc.*	1,159	15,345
World Wrestling Entertainment, Inc., Class A	642	43,662

(Cost $3,509,845)		3,250,071

Consumer Discretionary — 8.9%
Advance Auto Parts, Inc.	2,653	447,402
Airbnb, Inc., Class A*	78	8,823
Amazon.com, Inc.*	43	5,451
Aptiv PLC*	179	16,724
Aramark	701	25,033
AutoNation, Inc.*(a)	2,686	334,676
AutoZone, Inc.*	400	847,684
Bath & Body Works, Inc.	246	9,183
Best Buy Co., Inc.	3,118	220,411
Booking Holdings, Inc.*	32	60,026
BorgWarner, Inc.	5,567	209,876
Boyd Gaming Corp.	146	7,947
Bright Horizons Family Solutions, Inc.*	104	7,093
Brunswick Corp.	806	60,216
Burlington Stores, Inc.*(a)	149	20,888
CarMax, Inc.*(a)	997	88,175

	Number of Shares	Value
Consumer Discretionary (Continued)
Carter’s, Inc.	1,075	$79,389
Chipotle Mexican Grill, Inc.*	95	151,696
Choice Hotels International, Inc.	786	90,162
Churchill Downs, Inc.	231	45,528
Columbia Sportswear Co.	1,231	87,696
D.R. Horton, Inc.	1,678	119,390
Darden Restaurants, Inc.	498	61,608
Deckers Outdoor Corp.*	218	70,102
Dick’s Sporting Goods, Inc.	1,140	121,262
Dollar General Corp.	1,685	400,053
Dollar Tree, Inc.*	2,069	280,722
Domino’s Pizza, Inc.	424	157,669
eBay, Inc.	2,910	128,418
Expedia Group, Inc.*	523	53,686
Five Below, Inc.*(a)	191	24,425
Floor & Decor Holdings, Inc., Class A*(a)	369	30,022
Ford Motor Co.	13,626	207,660
Garmin Ltd.	1,407	124,505
General Motors Co.	949	36,261
Gentex Corp.	8,446	230,491
Genuine Parts Co.	4,577	714,058
Grand Canyon Education, Inc.*	2,460	200,195
H&R Block, Inc.	2,658	119,610
Hanesbrands, Inc.	2,206	19,214
Harley-Davidson, Inc.	1,023	39,457
Hasbro, Inc.	1,584	124,851
Hilton Worldwide Holdings, Inc.	212	27,000
Home Depot, Inc.	270	77,873
Hyatt Hotels Corp., Class A*	113	10,127
Kohl’s Corp.	938	26,658
Lear Corp.	853	118,260
Leggett & Platt, Inc.	1,510	57,712
Lennar Corp., Class A	1,704	131,975
Lithia Motors, Inc.	641	170,147
LKQ Corp.	7,510	399,682
Lowe’s Cos., Inc.	1,570	304,800
Lululemon Athletica, Inc.*	273	81,889
Macy’s, Inc.	1,397	24,196
Marriott International, Inc., Class A	251	38,589
Marriott Vacations Worldwide Corp.	57	8,118
Mattel, Inc.*	4,680	103,522
McDonald’s Corp.	396	99,903
MGM Resorts International	249	8,127
Mohawk Industries, Inc.*	604	66,657
Newell Brands, Inc. (a)	3,902	69,651
NIKE, Inc., Class B	689	73,344
NVR, Inc.*	84	347,765
O’Reilly Automotive, Inc.*	961	669,932
Penske Automotive Group, Inc.	1,826	215,304
Petco Health & Wellness Co., Inc.*	581	8,669
Polaris, Inc.	646	73,172
Pool Corp.	187	63,429
PulteGroup, Inc.	3,799	154,467
PVH Corp.	271	15,244
Ralph Lauren Corp. (a)	1,256	114,710
Ross Stores, Inc.	1,200	103,524
Service Corp. International	5,747	354,647

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2022

	Number of Shares	Value
Consumer Discretionary (Continued)
Skechers U.S.A., Inc., Class A*	1,897	$71,707
Starbucks Corp.	1,158	97,353
Tapestry, Inc.	2,530	87,867
Target Corp.	1,282	205,556
Terminix Global Holdings, Inc.*	1,020	43,503
Thor Industries, Inc. (a)	456	36,941
TJX Cos., Inc.	5,372	334,944
Toll Brothers, Inc.	1,599	70,020
TopBuild Corp.*	164	30,137
Tractor Supply Co.	3,417	632,658
Travel + Leisure Co.	651	27,602
Ulta Beauty, Inc.*	446	187,262
Vail Resorts, Inc.	145	32,579
VF Corp.	1,551	64,289
Victoria’s Secret & Co.*	5,844	195,423
Whirlpool Corp.	1,797	281,410
Williams-Sonoma, Inc. (a)	803	119,446
Wyndham Hotels & Resorts, Inc.	399	26,071
Yum! Brands, Inc.	3,138	349,071

(Cost $12,099,865)		13,000,670

Consumer Staples — 7.8%
Albertsons Cos., Inc., Class A	5,181	142,529
Altria Group, Inc.	5,434	245,182
Archer-Daniels-Midland Co.	16,926	1,487,626
BJ’s Wholesale Club Holdings, Inc.*	7,555	562,772
Brown-Forman Corp., Class A	225	15,878
Brown-Forman Corp., Class B	777	56,488
Bunge Ltd.	3,707	367,623
Campbell Soup Co.	3,587	180,713
Casey’s General Stores, Inc.	1,391	297,354
Church & Dwight Co., Inc.	3,550	297,170
Clorox Co.	1,667	240,615
Coca-Cola Co.	900	55,539
Colgate-Palmolive Co.	3,635	284,293
Conagra Brands, Inc.	6,802	233,853
Constellation Brands, Inc., Class A	663	163,131
Costco Wholesale Corp.	551	287,677
Darling Ingredients, Inc.*	3,491	265,525
Estee Lauder Cos., Inc., Class A	573	145,760
Flowers Foods, Inc.	8,240	224,952
General Mills, Inc.	5,097	391,450
Grocery Outlet Holding Corp.*(a)	1,430	57,372
Hershey Co.	1,721	386,657
Hormel Foods Corp.	1,876	94,325
Ingredion, Inc.	1,984	172,747
J M Smucker Co.	2,678	374,893
Kellogg Co.	4,680	340,423
Keurig Dr Pepper, Inc.	3,348	127,626
Kimberly-Clark Corp.	2,696	343,794
Kraft Heinz Co.	3,449	128,993
Kroger Co.	17,973	861,626
Lamb Weston Holdings, Inc.	713	56,705
McCormick & Co., Inc.	1,905	160,153
Molson Coors Beverage Co., Class B	3,737	193,091
Mondelez International, Inc., Class A	2,912	180,136
Monster Beverage Corp.*	1,817	161,404

	Number of Shares	Value
Consumer Staples (Continued)
Olaplex Holdings, Inc.*(a)	1,027	$13,680
PepsiCo, Inc.	606	104,396
Philip Morris International, Inc.	1,802	172,073
Pilgrim’s Pride Corp.*	1,490	42,420
Post Holdings, Inc.*	1,851	164,295
Procter & Gamble Co.	422	58,211
Reynolds Consumer Products, Inc. (a)	1,159	32,371
Seaboard Corp.	13	50,210
Spectrum Brands Holdings, Inc.	125	7,874
Sysco Corp.	1,490	122,508
Tyson Foods, Inc., Class A	8,390	632,438
US Foods Holding Corp.*	1,259	38,550
Walgreens Boots Alliance, Inc.	8,065	282,759
Walmart, Inc.	354	46,923

(Cost $10,294,135)		11,354,783

Energy — 3.8%
Antero Midstream Corp.	2,213	22,285
Baker Hughes Co.	3,861	97,529
Cheniere Energy, Inc.	887	142,080
Chesapeake Energy Corp. (a)	6,650	668,258
Chevron Corp.	663	104,794
ConocoPhillips	1,955	213,975
Coterra Energy, Inc.	2,181	67,415
Devon Energy Corp.	995	70,267
Diamondback Energy, Inc.	361	48,114
DT Midstream, Inc.	2,176	120,137
Enviva, Inc. (a)	1,011	70,285
EOG Resources, Inc.	2,221	269,407
EQT Corp.	656	31,357
Exxon Mobil Corp.	1,374	131,341
Halliburton Co.	710	21,392
Hess Corp.	1,024	123,679
HF Sinclair Corp.	5,031	264,781
Kinder Morgan, Inc.	12,326	225,812
Marathon Oil Corp.	6,241	159,707
Marathon Petroleum Corp.	6,012	605,709
NOV, Inc.	914	16,150
Occidental Petroleum Corp.	793	56,303
ONEOK, Inc.	2,290	140,217
Ovintiv, Inc.	844	44,850
PDC Energy, Inc.	308	20,916
Phillips 66	7,544	674,886
Pioneer Natural Resources Co.	724	183,331
Schlumberger N.V.	1,718	65,542
Targa Resources Corp.	369	25,177
Texas Pacific Land Corp.	23	42,331
Valero Energy Corp.	5,290	619,565
Williams Cos., Inc.	6,170	209,965

(Cost $4,541,111)		5,557,557

Financials — 13.3%
Affiliated Managers Group, Inc.	1,257	160,092
Aflac, Inc.	4,182	248,494
AGNC Investment Corp. REIT	3,377	40,355
Alleghany Corp.*	524	440,778
Allstate Corp.	4,535	546,467

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2022

	Number of Shares	Value
Financials (Continued)
Ally Financial, Inc.	1,385	$45,982
American Express Co.	590	89,680
American Financial Group, Inc.	1,125	143,640
American International Group, Inc.	2,993	154,888
Ameriprise Financial, Inc.	640	171,526
Annaly Capital Management, Inc. REIT	19,058	122,924
Aon PLC, Class A	562	156,944
Apollo Global Management, Inc.	3,867	214,928
Arch Capital Group Ltd.*	13,434	614,202
Ares Management Corp., Class A	244	18,090
Arthur J Gallagher & Co.	1,173	212,982
Assurant, Inc.	2,105	333,621
Assured Guaranty Ltd.	1,467	74,920
Axis Capital Holdings Ltd.	3,165	168,220
Bank of America Corp.	217	7,293
Bank of Hawaii Corp.	423	33,002
Bank of New York Mellon Corp.	1,913	79,447
Bank OZK	1,398	56,661
Berkshire Hathaway, Inc., Class B*	451	126,641
BlackRock, Inc.	60	39,983
Blackstone, Inc.	3,076	288,959
Brighthouse Financial, Inc.*	360	17,118
Brown & Brown, Inc.	4,090	257,834
Capital One Financial Corp.	722	76,402
Carlyle Group, Inc.	6,917	225,010
Cboe Global Markets, Inc.	2,332	275,106
Charles Schwab Corp.	217	15,396
Chubb Ltd.	1,888	356,926
Cincinnati Financial Corp.	7,023	680,950
Citigroup, Inc.	790	38,560
Citizens Financial Group, Inc.	1,527	56,010
CME Group, Inc.	237	46,360
CNA Financial Corp.	634	24,384
Comerica, Inc.	841	67,532
Commerce Bancshares, Inc.	991	68,151
Credit Acceptance Corp.*	467	248,481
Cullen/Frost Bankers, Inc.	435	56,533
Discover Financial Services	1,356	136,264
East West Bancorp, Inc.	1,170	84,439
Equitable Holdings, Inc.	247	7,348
Erie Indemnity Co., Class A	718	154,320
Evercore, Inc., Class A	2,113	197,967
Everest Re Group Ltd.	1,750	470,837
FactSet Research Systems, Inc.	1,054	456,740
Fidelity National Financial, Inc.	6,661	260,445
Fifth Third Bancorp	2,111	72,091
First American Financial Corp.	6,631	354,759
First Citizens BancShares, Inc., Class A	14	11,367
First Hawaiian, Inc.	1,404	36,097
First Horizon Corp.	3,704	83,784
First Republic Bank	256	38,868
FNB Corp.	3,756	44,772
Franklin Resources, Inc.	7,066	184,211
Globe Life, Inc.	1,873	182,037
Goldman Sachs Group, Inc.	216	71,857
Hanover Insurance Group, Inc.	1,483	191,885
Hartford Financial Services Group, Inc.	4,645	298,720

	Number of Shares	Value
Financials (Continued)
Huntington Bancshares, Inc.	5,914	$79,248
Interactive Brokers Group, Inc., Class A	889	54,754
Intercontinental Exchange, Inc.	907	91,471
Invesco Ltd.	4,389	72,287
Janus Henderson Group PLC	4,364	102,118
Jefferies Financial Group, Inc.	5,998	192,476
JPMorgan Chase & Co.	105	11,942
Kemper Corp.	150	6,900
KeyCorp	4,152	73,449
KKR & Co., Inc.	991	50,105
Lazard Ltd., Class A (a)	4,599	167,174
Lincoln National Corp.	567	26,116
Loews Corp.	4,114	227,545
LPL Financial Holdings, Inc.	944	208,936
M&T Bank Corp.	644	117,066
Markel Corp.*	513	612,578
MarketAxess Holdings, Inc.	154	38,283
Marsh & McLennan Cos., Inc.	2,303	371,635
MetLife, Inc.	2,363	152,012
MGIC Investment Corp.	11,858	169,451
Moody’s Corp.	564	160,469
Morgan Stanley	600	51,132
Morningstar, Inc.	390	88,916
MSCI, Inc.	335	150,495
Nasdaq, Inc.	2,364	140,729
New York Community Bancorp, Inc. (a)	4,616	45,191
Northern Trust Corp.	693	65,897
Old Republic International Corp.	18,263	398,864
OneMain Holdings, Inc.	746	26,058
PacWest Bancorp	614	16,167
Pinnacle Financial Partners, Inc.	586	47,296
PNC Financial Services Group, Inc.	398	62,884
Popular, Inc.	1,081	83,475
Primerica, Inc.	519	65,783
Principal Financial Group, Inc. (a)	2,213	165,444
Progressive Corp.	3,942	483,486
Prosperity Bancshares, Inc.	1,021	72,368
Prudential Financial, Inc.	1,629	155,977
Raymond James Financial, Inc.	3,106	324,173
Regions Financial Corp.	5,939	128,698
Reinsurance Group of America, Inc.	955	119,719
RenaissanceRe Holdings Ltd.	431	58,297
Rithm Capital Corp. REIT	8,602	81,117
Ryan Specialty Holdings, Inc.*(a)	369	15,631
S&P Global, Inc.	332	116,924
SEI Investments Co.	4,399	240,625
Signature Bank	108	18,831
SLM Corp.	5,004	76,461
Starwood Property Trust, Inc. REIT	545	12,497
State Street Corp.	253	17,293
Stifel Financial Corp.	1,823	108,122
SVB Financial Group*	56	22,765
Synchrony Financial	2,972	97,333
Synovus Financial Corp.	861	34,578
T. Rowe Price Group, Inc. (a)	1,998	239,760
Tradeweb Markets, Inc., Class A	484	33,682
Travelers Cos., Inc.	2,482	401,190

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2022

	Number of Shares	Value
Financials (Continued)
Truist Financial Corp.	1,578	$73,914
Umpqua Holdings Corp.	3,278	58,152
Unum Group	2,727	103,217
US Bancorp	1,664	75,895
Virtu Financial, Inc., Class A	2,613	59,994
Voya Financial, Inc.	1,850	113,831
W.R. Berkley Corp.	4,578	296,654
Webster Financial Corp.	514	24,184
Wells Fargo & Co.	550	24,041
Willis Towers Watson PLC	3,577	739,831
Wintrust Financial Corp.	509	42,929
Zions Bancorp NA	1,709	94,046

(Cost $18,545,730)		19,400,841

Health Care — 11.3%
Abbott Laboratories	1,003	102,958
AbbVie, Inc.	674	90,626
ABIOMED, Inc.*	116	30,076
Acadia Healthcare Co., Inc.*	603	49,404
Agilent Technologies, Inc.	1,364	174,933
Align Technology, Inc.*	27	6,580
AmerisourceBergen Corp.	1,230	180,269
Amgen, Inc.	674	161,962
Avantor, Inc.*	668	16,640
Azenta, Inc.	199	10,489
Baxter International, Inc.	788	45,278
Becton Dickinson and Co.	834	210,518
Biogen, Inc.*	94	18,366
BioMarin Pharmaceutical, Inc.*	510	45,492
Bio-Rad Laboratories, Inc., Class A*	676	327,887
Bio-Techne Corp.	288	95,561
Boston Scientific Corp.*	2,124	85,618
Bristol-Myers Squibb Co.	2,799	188,681
Bruker Corp.	941	52,696
Cardinal Health, Inc.	7,072	500,132
Catalent, Inc.*	482	42,416
Centene Corp.*	3,411	306,103
Change Healthcare, Inc.*	1,560	38,329
Charles River Laboratories International, Inc.*	115	23,604
Chemed Corp.	642	305,714
Cigna Corp.	1,319	373,871
Cooper Cos., Inc.	995	286,003
CVS Health Corp.	4,777	468,863
Danaher Corp.	208	56,141
DaVita, Inc.*	1,032	88,019
DENTSPLY SIRONA, Inc.	1,298	42,535
Dexcom, Inc.*	143	11,756
Doximity, Inc., Class A*(a)	1,139	37,803
Edwards Lifesciences Corp.*	1,572	141,637
Elanco Animal Health, Inc.*	560	8,473
Elevance Health, Inc.	581	281,849
Eli Lilly & Co.	134	40,365
Encompass Health Corp.	1,476	71,689
Enhabit, Inc.*	738	12,251
Enovis Corp.*	383	19,399
Envista Holdings Corp.*	1,486	55,116

	Number of Shares	Value
Health Care (Continued)
Exelixis, Inc.*	2,921	$51,819
Gilead Sciences, Inc.	5,877	373,013
Globus Medical, Inc., Class A*	1,271	75,230
HCA Healthcare, Inc.	1,215	240,412
Henry Schein, Inc.*	8,447	620,094
Hologic, Inc.*	12,339	833,623
Horizon Therapeutics PLC*	841	49,796
Humana, Inc.	90	43,360
ICU Medical, Inc.*	497	79,023
IDEXX Laboratories, Inc.*	139	48,319
Incyte Corp.*	2,464	173,540
Integra LifeSciences Holdings Corp.*	695	33,158
Intuitive Surgical, Inc.*	246	50,612
Ionis Pharmaceuticals, Inc.*	635	27,000
IQVIA Holdings, Inc.*	536	113,986
Jazz Pharmaceuticals PLC*	115	17,850
Johnson & Johnson	263	42,432
Laboratory Corp. of America Holdings	2,606	587,054
Masimo Corp.*	202	29,672
McKesson Corp.	4,815	1,767,105
Medtronic PLC	715	62,863
Merck & Co., Inc.	1,118	95,432
Mettler-Toledo International, Inc.*	174	210,968
Molina Healthcare, Inc.*	3,104	1,047,196
Neurocrine Biosciences, Inc.*	483	50,536
Organon & Co.	14,322	408,607
PerkinElmer, Inc.	445	60,102
Perrigo Co. PLC	941	35,212
Pfizer, Inc.	3,715	168,029
Premier, Inc., Class A	7,819	275,542
QIAGEN NV*	3,841	174,497
Quest Diagnostics, Inc.	7,568	948,346
QuidelOrtho Corp.*	325	25,760
Regeneron Pharmaceuticals, Inc.*	1,027	596,749
Repligen Corp.*	151	33,125
ResMed, Inc.	676	148,666
Royalty Pharma PLC, Class A	2,293	95,870
Seagen, Inc.*	135	20,829
Sotera Health Co.*	602	10,180
STERIS PLC	174	35,040
Stryker Corp.	353	72,436
Syneos Health, Inc.*	451	27,110
Teleflex, Inc.	224	50,682
Thermo Fisher Scientific, Inc.	74	40,354
United Therapeutics Corp.*	995	225,487
UnitedHealth Group, Inc.	95	49,336
Universal Health Services, Inc., Class B	1,096	107,233
Veeva Systems, Inc., Class A*	129	25,712
Vertex Pharmaceuticals, Inc.*	1,321	372,205
Viatris, Inc.	11,014	105,184
Waters Corp.*	743	221,860
West Pharmaceutical Services, Inc.	626	185,728
Zimmer Biomet Holdings, Inc.	507	53,904
Zoetis, Inc.	594	92,979

(Cost $15,501,995)		16,496,959

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2022

	Number of Shares	Value
Industrials — 15.8%
3M Co.	1,257	$156,308
A O Smith Corp.	5,173	292,016
Acuity Brands, Inc.	889	145,734
Advanced Drainage Systems, Inc.	736	99,875
AECOM	4,542	332,247
AGCO Corp.	1,989	216,224
Alaska Air Group, Inc.*	1,141	49,702
Allegion PLC	1,400	133,140
Allison Transmission Holdings, Inc.	5,609	203,382
AMERCO	467	245,488
AMETEK, Inc.	1,304	156,689
Armstrong World Industries, Inc.	574	48,210
Booz Allen Hamilton Holding Corp.	2,196	210,157
Builders FirstSource, Inc.*	1,322	77,482
BWX Technologies, Inc.	2,039	106,293
C.H. Robinson Worldwide, Inc.	5,736	654,764
CACI International, Inc., Class A*	1,600	449,392
Carlisle Cos., Inc.	540	159,656
Carrier Global Corp.	4,646	181,752
Caterpillar, Inc.	628	115,998
Cintas Corp.	461	187,553
Clean Harbors, Inc.*	711	83,486
Copa Holdings SA, Class A*	147	10,466
Copart, Inc.*	1,602	191,679
CoStar Group, Inc.*	356	24,792
Crane Holdings Co.	2,289	215,990
CSX Corp.	6,952	220,031
Cummins, Inc.	2,207	475,322
Curtiss-Wright Corp.	1,379	202,975
Deere & Co.	282	103,001
Delta Air Lines, Inc.*	2,496	77,551
Donaldson Co., Inc.	3,281	168,479
Dover Corp.	1,785	223,054
Driven Brands Holdings, Inc.*	369	11,598
Dun & Bradstreet Holdings, Inc.	1,720	24,510
Eaton Corp. PLC	1,198	163,695
Emerson Electric Co.	2,494	203,860
Equifax, Inc.	330	62,288
Esab Corp.	2,368	97,301
Expeditors International of Washington, Inc.	5,539	569,908
Fastenal Co.	6,254	314,764
FedEx Corp.	823	173,497
Flowserve Corp.	1,087	33,121
Fortive Corp.	1,307	82,772
Fortune Brands Home & Security, Inc.	1,506	92,514
FTI Consulting, Inc.*	2,200	353,320
Gates Industrial Corp. PLC*	700	7,504
Generac Holdings, Inc.*	44	9,698
General Dynamics Corp.	1,626	372,240
General Electric Co.	165	12,118
Graco, Inc.	3,334	212,843
GXO Logistics, Inc.*	3,214	142,637
HEICO Corp. (a)	326	49,650
HEICO Corp., Class A	418	51,238
Hertz Global Holdings, Inc.*(a)	2,940	54,272
Hexcel Corp.	156	9,153

	Number of Shares	Value
Industrials (Continued)
Honeywell International, Inc.	468	$88,616
Howmet Aerospace, Inc.	1,007	35,678
Hubbell, Inc.	1,241	256,018
Huntington Ingalls Industries, Inc.	429	98,782
IAA, Inc.*	640	23,846
IDEX Corp.	810	162,980
Illinois Tool Works, Inc.	1,009	196,583
Ingersoll Rand, Inc.	1,985	94,029
ITT, Inc.	553	40,109
Jacobs Solutions, Inc.	1,067	132,927
JB Hunt Transport Services, Inc.	3,155	549,033
JetBlue Airways Corp.*	1,127	8,779
Johnson Controls International PLC	2,991	161,933
KBR, Inc.	3,444	166,345
Kirby Corp.*	608	40,773
Knight-Swift Transportation Holdings, Inc.	8,390	423,779
L3Harris Technologies, Inc.	1,369	312,392
Landstar System, Inc.	2,884	422,881
Leidos Holdings, Inc.	5,530	525,627
Lennox International, Inc.	492	118,139
Lincoln Electric Holdings, Inc.	1,864	254,790
Lockheed Martin Corp.	867	364,235
ManpowerGroup, Inc.	2,144	157,198
Masco Corp.	6,267	318,802
MasTec, Inc.*	425	34,213
MDU Resources Group, Inc.	3,622	109,203
Mercury Systems, Inc.*	341	16,412
Middleby Corp.*	355	51,056
MSA Safety, Inc.	195	23,178
MSC Industrial Direct Co., Inc., Class A	1,434	113,587
Nielsen Holdings PLC	1,839	51,198
Nordson Corp.	991	225,125
Norfolk Southern Corp.	819	199,123
Northrop Grumman Corp.	892	426,367
nVent Electric PLC	3,368	111,009
Old Dominion Freight Line, Inc.	1,118	303,436
Oshkosh Corp.	135	10,768
Otis Worldwide Corp.	3,904	281,947
Owens Corning	3,537	289,079
PACCAR, Inc.	4,442	388,719
Parker-Hannifin Corp.	606	160,590
Pentair PLC	3,346	148,897
Quanta Services, Inc.	524	74,041
Raytheon Technologies Corp.	930	83,468
Republic Services, Inc.	2,210	315,411
Robert Half International, Inc.	5,574	429,031
Rockwell Automation, Inc.	224	53,075
Rollins, Inc.	4,146	139,969
Ryder System, Inc.	2,309	176,500
Schneider National, Inc., Class B	4,285	97,955
Science Applications International Corp.	2,803	255,269
Sensata Technologies Holding PLC	868	34,963
SiteOne Landscape Supply, Inc.*	413	51,691
Snap-on, Inc.	2,186	476,242
Southwest Airlines Co.*	2,769	101,622
Stanley Black & Decker, Inc.	206	18,149

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2022

	Number of Shares	Value
Industrials (Continued)
Stericycle, Inc.*	621	$31,106
Tetra Tech, Inc.	1,865	253,286
Textron, Inc.	4,258	265,614
Timken Co.	559	35,211
Toro Co.	2,032	168,514
Trane Technologies PLC	789	121,561
TransDigm Group, Inc.	30	18,012
TransUnion	823	60,795
Trex Co., Inc.*	336	15,721
Union Pacific Corp.	631	141,666
United Parcel Service, Inc., Class B	1,289	250,723
United Rentals, Inc.*	422	123,241
Univar Solutions, Inc.*	1,492	37,628
Valmont Industries, Inc.	294	81,385
Verisk Analytics, Inc.	1,158	216,731
W.W. Grainger, Inc.	755	418,980
Waste Management, Inc.	2,554	431,703
Watsco, Inc.	1,181	321,267
WESCO International, Inc.*	603	79,403
Westinghouse Air Brake Technologies Corp.	1,918	168,113
WillScot Mobile Mini Holdings Corp.*	2,307	92,603
Woodward, Inc. (a)	656	61,054
XPO Logistics, Inc.*	770	40,363
Xylem, Inc.	676	61,584

(Cost $21,101,057)		23,025,220

Information Technology — 16.2%
Accenture PLC, Class A	429	123,749
Adobe, Inc.*	154	57,510
Advanced Micro Devices, Inc.*	655	55,590
Akamai Technologies, Inc.*	4,670	421,608
Allegro MicroSystems, Inc.*	1,017	23,716
Amdocs Ltd.	9,615	821,794
Amphenol Corp., Class A	5,946	437,209
Analog Devices, Inc.	116	17,578
ANSYS, Inc.*	589	146,249
Apple, Inc.	2,261	355,474
Applied Materials, Inc.	1,903	179,015
Arista Networks, Inc.*	1,557	186,653
Arrow Electronics, Inc.*	5,168	541,658
Aspen Technology, Inc.*	1,015	213,759
Atlassian Corp. PLC, Class A*	159	39,378
Autodesk, Inc.*	350	70,609
Automatic Data Processing, Inc.	1,166	284,982
Avnet, Inc.	4,226	185,479
Black Knight, Inc.*	2,411	159,512
Broadcom, Inc.	210	104,813
Broadridge Financial Solutions, Inc.	1,582	270,791
Cadence Design Systems, Inc.*	3,654	634,956
CDW Corp.	558	95,251
Ciena Corp.*	3,556	180,431
Cirrus Logic, Inc.*	4,147	318,033
Cisco Systems, Inc.	2,766	123,696
Citrix Systems, Inc.	614	63,101
Cognex Corp.	628	26,445

	Number of Shares	Value
Information Technology (Continued)
Cognizant Technology Solutions Corp., Class A	16,546	$1,045,211
Concentrix Corp.	874	109,932
Corning, Inc.	14,507	497,880
Datadog, Inc., Class A*	70	7,347
Dell Technologies, Inc., Class C	11,730	449,142
Dolby Laboratories, Inc., Class A	2,530	185,297
Dropbox, Inc., Class A*	5,898	126,158
DXC Technology Co.*	1,307	32,387
Entegris, Inc.	1,459	138,430
EPAM Systems, Inc.*	197	84,021
Euronet Worldwide, Inc.*	358	31,740
F5, Inc.*	2,215	347,888
Fair Isaac Corp.*	239	107,407
Fidelity National Information Services, Inc.	418	38,193
First Solar, Inc.*	1,137	145,024
Fiserv, Inc.*	861	87,125
FleetCor Technologies, Inc.*	552	117,317
Fortinet, Inc.*	6,197	301,732
Gartner, Inc.*	2,812	802,320
Genpact Ltd.	5,456	256,323
Global Payments, Inc.	336	41,741
GLOBALFOUNDRIES, Inc.*(a)	289	17,288
Globant SA*	449	94,636
GoDaddy, Inc., Class A*	1,589	120,478
Guidewire Software, Inc.*	294	21,083
Hewlett Packard Enterprise Co.	58,909	801,162
HP, Inc.	64,237	1,844,244
HubSpot, Inc.*	26	8,763
II-VI, Inc.*	1,401	66,169
Intel Corp.	4,659	148,715
International Business Machines Corp.	1,601	205,648
Intuit, Inc.	158	68,221
IPG Photonics Corp.*	148	13,407
Jabil, Inc.	7,511	452,913
Jack Henry & Associates, Inc.	1,912	367,486
Juniper Networks, Inc.	9,554	271,525
Keysight Technologies, Inc.*	1,949	319,422
KLA Corp.	1,385	476,620
Lam Research Corp.	383	167,720
Lattice Semiconductor Corp.*	2,286	123,215
Littelfuse, Inc.	645	153,007
Lumentum Holdings, Inc.*(a)	1,747	145,962
Mandiant, Inc.*	3,830	87,554
Manhattan Associates, Inc.*	787	111,172
Mastercard, Inc., Class A	80	25,950
Microchip Technology, Inc.	3,193	208,343
Micron Technology, Inc.	4,529	256,024
Microsoft Corp.	809	211,529
MKS Instruments, Inc.	552	54,985
Monolithic Power Systems, Inc.	730	330,821
Motorola Solutions, Inc.	1,288	313,512
National Instruments Corp.	2,113	84,013
NCR Corp.*	506	15,711
NetApp, Inc.	4,888	352,571
NortonLifeLock, Inc.	14,345	324,054

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2022

	Number of Shares	Value
Information Technology (Continued)
NVIDIA Corp.	67	$10,113
ON Semiconductor Corp.*	1,579	108,588
Oracle Corp.	1,180	87,497
Palo Alto Networks, Inc.*	259	144,214
Paychex, Inc.	2,745	338,568
Paycom Software, Inc.*	291	102,199
Paycor HCM, Inc.*	395	11,704
Paylocity Holding Corp.*	173	41,693
PTC, Inc.*	708	81,342
Pure Storage, Inc., Class A*	3,023	87,576
Qorvo, Inc.*	1,241	111,417
QUALCOMM, Inc.	1,783	235,837
Roper Technologies, Inc.	474	190,823
Salesforce, Inc.*	79	12,334
ServiceNow, Inc.*	178	77,362
Skyworks Solutions, Inc.	1,859	183,204
SS&C Technologies Holdings, Inc.	3,371	187,967
Switch, Inc., Class A	1,891	64,199
Synopsys, Inc.*	1,826	631,833
Teradata Corp.*	1,900	62,510
Teradyne, Inc.	3,190	270,002
Texas Instruments, Inc.	1,824	301,343
Trimble, Inc.*	1,559	98,607
Tyler Technologies, Inc.*	111	41,238
Universal Display Corp.	99	11,061
VeriSign, Inc.*	1,265	230,508
Viasat, Inc.*	596	22,636
Visa, Inc., Class A	130	25,832
VMware, Inc., Class A	498	57,783
Vontier Corp.	2,325	50,964
Western Digital Corp.*	1,105	46,697
Western Union Co.	10,335	153,165
WEX, Inc.*	54	8,330
Workday, Inc., Class A*	505	83,103
Zebra Technologies Corp., Class A*	276	83,253
Zendesk, Inc.*	111	8,521

(Cost $22,522,674)		23,619,600

Materials — 8.1%
Air Products and Chemicals, Inc.	477	120,419
Albemarle Corp.	90	24,116
Alcoa Corp.	1,392	68,876
Amcor PLC	25,251	303,265
AptarGroup, Inc.	590	60,658
Ashland, Inc.	1,240	126,182
Avery Dennison Corp.	629	115,497
Axalta Coating Systems Ltd.*	2,502	64,427
Ball Corp.	2,567	143,264
Berry Global Group, Inc.*	3,420	185,809
Celanese Corp.	3,406	377,589
CF Industries Holdings, Inc.	5,427	561,477
Chemours Co.	2,148	72,452
Cleveland-Cliffs, Inc.*	3,405	58,804
Corteva, Inc.	7,653	470,124
Crown Holdings, Inc.	1,229	111,335
Dow, Inc.	6,979	355,929
DuPont de Nemours, Inc.	5,876	326,941

	Number of Shares	Value
Materials (Continued)
Eagle Materials, Inc.	1,341	$160,410
Eastman Chemical Co.	2,400	218,400
Ecolab, Inc.	228	37,353
Element Solutions, Inc.	1,858	34,689
FMC Corp.	1,492	161,255
Freeport-McMoRan, Inc.	3,943	116,713
Graphic Packaging Holding Co.	5,665	126,160
Huntsman Corp.	15,569	436,243
International Paper Co.	7,452	310,152
Linde PLC	512	144,824
Louisiana-Pacific Corp.	4,594	249,133
LyondellBasell Industries NV, Class A	5,648	468,784
Martin Marietta Materials, Inc.	305	106,052
Mosaic Co.	2,777	149,597
NewMarket Corp.	108	31,019
Newmont Corp.	4,233	175,077
Nucor Corp.	9,492	1,261,867
Olin Corp.	5,403	295,328
Packaging Corp. of America	3,247	444,579
PPG Industries, Inc.	806	102,346
Reliance Steel & Aluminum Co.	4,828	907,567
Royal Gold, Inc.	1,404	129,028
RPM International, Inc.	2,658	247,619
Sealed Air Corp.	3,565	191,833
Sherwin-Williams Co.	609	141,349
Silgan Holdings, Inc.	3,713	169,127
Sonoco Products Co.	1,481	93,333
Southern Copper Corp.	834	39,256
SSR Mining, Inc.	451	6,084
Steel Dynamics, Inc.	10,267	828,752
United States Steel Corp.	3,908	89,376
Valvoline, Inc.	2,204	64,070
Vulcan Materials Co.	551	91,736
Westlake Corp.	1,011	99,715
Westrock Co.	4,166	169,098

(Cost $10,708,628)		11,845,088

Real Estate — 4.7%
Alexandria Real Estate Equities, Inc. REIT	365	55,991
American Homes 4 Rent, Class A REIT	1,420	50,495
American Tower Corp. REIT	235	59,702
Americold Realty Trust, Inc. REIT	253	7,443
Apartment Income REIT Corp. REIT	4,061	165,892
AvalonBay Communities, Inc. REIT	886	178,006
Boston Properties, Inc. REIT	668	53,059
Brixmor Property Group, Inc. REIT	2,302	49,447
Camden Property Trust REIT	906	116,430
CBRE Group, Inc., Class A*	5,586	441,071
Cousins Properties, Inc. REIT	2,124	57,029
Crown Castle, Inc. REIT	307	52,445
CubeSmart REIT	1,889	86,988
Digital Realty Trust, Inc. REIT	893	110,402
Douglas Emmett, Inc. REIT	628	12,259
Duke Realty Corp. REIT	6,552	385,585
EastGroup Properties, Inc. REIT	533	87,961
Equinix, Inc. REIT	43	28,267
Equity LifeStyle Properties, Inc. REIT	1,749	122,605

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2022

	Number of Shares	Value
Real Estate (Continued)
Equity Residential REIT	3,231	$236,445
Essex Property Trust, Inc. REIT	421	111,590
Extra Space Storage, Inc. REIT	1,895	376,593
Federal Realty Investment Trust REIT	554	56,104
First Industrial Realty Trust, Inc. REIT	2,928	148,391
Gaming and Leisure Properties, Inc. REIT	1,343	64,827
Healthcare Realty Trust, Inc. REIT (a)	1,663	40,444
Healthpeak Properties, Inc. REIT	2,881	75,626
Highwoods Properties, Inc. REIT	2,707	82,320
Host Hotels & Resorts, Inc. REIT	960	17,059
Invitation Homes, Inc. REIT	1,617	58,665
Iron Mountain, Inc. REIT	2,717	142,941
Jones Lang LaSalle, Inc.*	1,438	248,774
Kilroy Realty Corp. REIT	2,423	118,170
Kimco Realty Corp. REIT	5,079	107,065
Lamar Advertising Co., Class A REIT	1,438	135,014
Life Storage, Inc. REIT	1,097	139,593
Medical Properties Trust, Inc. REIT	6,227	90,976
Mid-America Apartment Communities, Inc. REIT	1,014	167,989
National Retail Properties, Inc. REIT	1,710	76,779
National Storage Affiliates Trust REIT	809	40,871
Omega Healthcare Investors, Inc. REIT (a)	920	30,047
Prologis, Inc. REIT	801	99,732
Public Storage REIT	961	317,928
Rayonier, Inc. REIT	2,677	95,087
Realty Income Corp. REIT (a)	654	44,655
Regency Centers Corp. REIT	1,199	72,947
Rexford Industrial Realty, Inc. REIT	922	57,358
SBA Communications Corp. REIT	202	65,700
Simon Property Group, Inc. REIT	660	67,307
SL Green Realty Corp. REIT	727	32,112
Spirit Realty Capital, Inc. REIT	701	28,636
STORE Capital Corp. REIT	884	23,850
Sun Communities, Inc. REIT	522	80,237
UDR, Inc. REIT	1,162	52,139
Ventas, Inc. REIT	143	6,844
VICI Properties, Inc. REIT (a)	3,319	109,494
Vornado Realty Trust REIT (a)	521	13,661
Welltower, Inc. REIT	231	17,706
Weyerhaeuser Co. REIT	22,597	771,914
WP Carey, Inc. REIT	1,470	123,524

(Cost $6,518,619)		6,768,191

Utilities — 6.9%
AES Corp.	5,494	139,822
Alliant Energy Corp.	3,328	203,141
Ameren Corp.	3,382	313,241
American Electric Power Co., Inc.	3,532	353,906
American Water Works Co., Inc.	1,194	177,249
Atmos Energy Corp.	521	59,071
Avangrid, Inc. (a)	840	41,496
Brookfield Renewable Corp., Class A	1,041	39,964

	Number of Shares	Value
Utilities (Continued)
CenterPoint Energy, Inc.	6,179	$194,824
CMS Energy Corp.	7,577	511,751
Consolidated Edison, Inc.	4,282	418,523
Constellation Energy Corp.	755	61,601
Dominion Energy, Inc.	2,786	227,895
DTE Energy Co.	5,495	716,218
Duke Energy Corp.	2,451	262,036
Edison International	2,926	198,295
Entergy Corp.	3,506	404,242
Essential Utilities, Inc.	3,202	157,378
Evergy, Inc.	4,970	340,594
Eversource Energy	3,431	307,726
Exelon Corp.	9,519	417,979
FirstEnergy Corp.	9,255	366,035
Hawaiian Electric Industries, Inc.	3,913	153,077
IDACORP, Inc.	1,691	184,725
National Fuel Gas Co.	6,099	434,676
NextEra Energy, Inc.	937	79,701
NiSource, Inc.	11,253	332,076
NRG Energy, Inc.	15,587	643,431
OGE Energy Corp.	5,134	208,132
Pinnacle West Capital Corp.	2,888	217,611
PPL Corp.	6,793	197,541
Public Service Enterprise Group, Inc.	2,640	169,910
Sempra Energy	1,495	246,630
Southern Co.	3,638	280,381
UGI Corp.	8,609	340,056
Vistra Corp.	1,916	47,421
WEC Energy Group, Inc.	3,273	337,577
Xcel Energy, Inc.	4,005	297,371

(Cost $8,893,987)		10,083,303

TOTAL COMMON STOCKS (Cost $134,237,646)		144,402,283

EXCHANGE-TRADED FUNDS — 0.2%
iShares Russell 1000 ETF (Cost $396,682)	1,750	382,042

SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00% (b)(c) (Cost $304,334)	304,334	304,334

CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 2.24% (b) (Cost $657,286)	657,286	$657,286

TOTAL INVESTMENTS — 100.0% (Cost $135,595,948)		$145,745,945
Other assets and liabilities, net — (0.0)%		(45,700)

NET ASSETS — 100.0%		$145,700,245

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2022

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2022	Value ($) at 8/31/2022
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00%(b)(c)
639,018	—	(334,684	) (d)	—	—	2,184	—	304,334	304,334

CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 2.24% (b)
426,619	5,540,402	(5,309,735)		—	—	3,367	—	657,286	657,286

1,065,637	5,540,402	(5,644,419)		—	—	5,551	—	961,620	961,620

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2022 amounted to $2,839,336, which is 1.9% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $2,601,213.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2022.

REIT:	Real Estate Investment Trust

At August 31, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
S&P Mid 400 E-Mini Futures	USD	1	$229,040	$243,030	9/16/2022	$13,990
S&P 500 E-Mini Futures	USD	3	586,695	593,475	9/16/2022	6,780

Total unrealized appreciation						$20,770

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$144,402,283	$—	$—	$144,402,283
Exchange-Traded Funds	382,042	—	—	382,042
Short-Term Investments (a)	961,620	—	—	961,620
Derivatives (b)
Futures Contracts	20,770	—	—	20,770

TOTAL	$145,766,715	$—	$—	$145,766,715

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	55

This Page is Intentionally Left Blank

56

DBX ETF Trust

Statements of Assets and Liabilities

August 31, 2022

	Xtrackers FTSE Developed ex US Multifactor ETF	Xtrackers MSCI Kokusai Equity ETF	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Xtrackers Russell US Multifactor ETF
Assets
Investment in non-affiliated securities at value	$65,413,811	$499,011,732	$11,121,100	$144,784,325
Investment in affiliated securities at value	4,101	178,464	—	—
Investment in DWS Government Money Market Series	101,059	995,448	4,206	657,286
Investment in DWS Government & Agency Securities Portfolio*	731,962	339,649	4,995	304,334
Cash	—	—	—	26
Foreign currency at value	188,813	849,132	—	—
Deposit with broker for futures contracts	23,368	161,487	—	47,850
Receivables:
Investment securities sold	—	647,058	—	—
Dividends	219,853	950,596	24,989	291,552
Interest	215	1,836	7	1,265
Securities lending income	654	2,815	44	1,004
Foreign tax reclaim	68,381	273,171	—	—

Total assets	$66,752,217	$503,411,388	$11,155,341	$146,087,642

Liabilities
Payable upon return of securities loaned	$731,962	$339,649	$4,995	$304,334
Payables:
Investment securities purchased	—	623,948	—	54,831
Investment advisory fees	13,996	40,411	1,890	21,862
Variation margin on futures contracts	3,152	32,411	—	6,370

Total liabilities	749,110	1,036,419	6,885	387,397

Net Assets, at value	$66,003,107	$502,374,969	$11,148,456	$145,700,245

Net Assets Consist of
Paid-in capital	$87,160,256	$523,874,317	$14,499,833	$167,492,360
Distributable earnings (loss)	(21,157,149)	(21,499,348)	(3,351,377)	(21,792,115)

Net Assets, at value	$66,003,107	$502,374,969	$11,148,456	$145,700,245

Number of Common Shares outstanding	2,600,001	7,070,001	300,001	3,500,001

Net Asset Value	$25.39	$71.06	$37.16	$41.63

Investment in non-affiliated securities at cost	$72,336,389	$518,761,597	$10,857,835	$134,634,328

Investment in affiliated securities at cost	$5,968	$240,695	$–	$–

Value of securities loaned	$1,102,919	$2,565,387	$135,859	$2,839,336

Investment in DWS Government Money Market Series at cost	$101,059	$995,448	$4,206	$657,286

Investment in DWS Government & Agency Securities Portfolio at cost*	$731,962	$339,649	$4,995	$304,334

Non-cash collateral for securities on loan	$444,256	$2,415,063	$135,137	$2,601,213

Foreign currency at cost	$190,923	$864,288	$—	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	57

DBX ETF Trust

Statements of Operations

For the Year Ended August 31, 2022

	Xtrackers FTSE Developed ex US Multifactor ETF	Xtrackers MSCI Kokusai Equity ETF	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Xtrackers Russell US Multifactor ETF
Investment Income
Unaffiliated dividend income*	$2,251,068	$9,378,928	$303,245	$3,035,890
Income distributions from affiliated funds	617	8,220	368	3,367
Affiliated securities lending income	5,818	8,998	166	2,184
Unaffiliated non-cash dividend income	276,144	843,881	—	—
Unaffiliated securities lending income, net of borrower rebates	10,199	48,672	506	5,944

Total investment income	2,543,846	10,288,699	304,285	3,047,385

Expenses
Investment advisory fees	241,198	458,442	39,201	292,724
Other expenses	57	57	57	57

Total expenses	241,255	458,499	39,258	292,781

Less fees waived (see note 3):
Waiver	(76,236)	(218)	(138)	(272)

Net expenses	165,019	458,281	39,120	292,509

Net investment income (loss)	2,378,827	9,830,418	265,165	2,754,876

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(2,454,272)	(3,013,193)	(189,649)	(8,705,202)
In-kind redemptions	6,641,271	111,298,658	6,110,820	27,894,641
In-kind redemptions in affiliates	—	58,255	—	—
Futures contracts	(111,556)	(101,001)	(15,142)	(88,792)
Foreign currency transactions	(63,006)	(66,094)	—	—

Net realized gain (loss)	4,012,437	108,176,625	5,906,029	19,100,647

Net change in unrealized appreciation (depreciation) on:
Investments	(21,713,611)	(190,420,606)	(6,969,646)	(35,600,006)
Investments in affiliates	(1,867)	(133,515)	—	—
Futures contracts	(2,009)	(73,643)	(13,743)	(4,635)
Foreign currency translations	(13,477)	(50,456)	—	—

Net change in unrealized appreciation (depreciation)	(21,730,964)	(190,678,220)	(6,983,389)	(35,604,641)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(17,718,527)	(82,501,595)	(1,077,360)	(16,503,994)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(15,339,700)	$(72,671,177)	$(812,195)	$(13,749,118)

* Unaffiliated foreign tax withheld	$248,554	$474,123	$—	$1,072

See Notes to Financial Statements.	58

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers FTSE Developed ex US Multifactor ETF		Xtrackers MSCI Kokusai Equity ETF
	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2022	Year Ended August 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$2,378,827	$1,995,225	$9,830,418	$12,961,318
Net realized gain (loss)	4,012,437	5,545,507	108,176,625	66,852,582
Net change in net unrealized appreciation (depreciation)	(21,730,964)	7,471,727	(190,678,220)	147,646,826

Net increase (decrease) in net assets resulting from operations	(15,339,700)	15,012,459	(72,671,177)	227,460,726

Distributions to Shareholders	(2,665,644)	(2,769,501)	(10,748,298)	(11,461,571)

Fund Shares Transactions
Proceeds from shares sold	34,320,381	3,122,218	219,667,883	738,181,720
Value of shares redeemed	(21,000,774)	(17,052,937)	(436,629,998)	(283,087,229)

Net increase (decrease) in net assets resulting from fund share transactions	13,319,607	(13,930,719)	(216,962,115)	455,094,491

Total net increase (decrease) in Net Assets	(4,685,737)	(1,687,761)	(300,381,590)	671,093,646

Net Assets
Beginning of year	70,688,844	72,376,605	802,756,559	131,662,913

End of year	$66,003,107	$70,688,844	$502,374,969	$802,756,559

Changes in Shares Outstanding
Shares outstanding, beginning of year	2,150,001	2,600,001	9,450,001	2,000,001
Shares sold	1,100,000	100,000	2,700,000	11,250,000
Shares redeemed	(650,000)	(550,000)	(5,080,000)	(3,800,000)

Shares outstanding, end of year	2,600,001	2,150,001	7,070,001	9,450,001

See Notes to Financial Statements.	59

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF		Xtrackers Russell US Multifactor ETF
	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2022	Year Ended August 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$265,165	$1,069,129	$2,754,876	$2,521,312
Net realized gain (loss)	5,906,029	28,616,974	19,100,647	23,394,468
Net change in net unrealized appreciation (depreciation)	(6,983,389)	(7,514,529)	(35,604,641)	28,283,557

Net increase (decrease) in net assets resulting from operations	(812,195)	22,171,574	(13,749,118)	54,199,337

Distributions to Shareholders	(319,266)	(1,304,404)	(2,701,417)	(2,600,903)

Fund Shares Transactions
Proceeds from shares sold	1,772,590	22,826,382	38,220,376	79,876,610
Value of shares redeemed	(29,229,939)	(104,524,407)	(82,229,358)	(75,144,279)

Net increase (decrease) in net assets resulting from fund share transactions	(27,457,349)	(81,698,025)	(44,008,982)	4,732,331

Total net increase (decrease) in Net Assets	(28,588,810)	(60,830,855)	(60,459,517)	56,330,765

Net Assets
Beginning of year	39,737,266	100,568,121	206,159,762	149,828,997

End of year	$11,148,456	$39,737,266	$145,700,245	$206,159,762

Changes in Shares Outstanding
Shares outstanding, beginning of year	950,001	3,200,001	4,450,001	4,300,001
Shares sold	50,000	700,000	850,000	1,950,000
Shares redeemed	(700,000)	(2,950,000)	(1,800,000)	(1,800,000)

Shares outstanding, end of year	300,001	950,001	3,500,001	4,450,001

See Notes to Financial Statements.	60

DBX ETF Trust

Financial Highlights

Xtrackers FTSE Developed ex US Multifactor ETF Selected Per Share Data	Years Ended August 31,
	2022		2021	2020		2019		2018
Net Asset Value, beginning of year	$32.88		$27.84	$26.80		$28.84		$28.17

Income (loss) from investment operations:
Net investment income (loss)(a)	1.01		0.84	0.62		0.83		0.77
Net realized and unrealized gain (loss)	(7.37)		5.35	1.32		(2.11)		0.72

Total from investment operations	(6.36)		6.19	1.94		(1.28)		1.49

Less distributions from:
Net investment income	(1.13)		(1.15)	(0.90)		(0.76)		(0.82)

Total distributions	(1.13)		(1.15)	(0.90)		(0.76)		(0.82)

Net Asset Value, end of year	$25.39		$32.88	$27.84		$26.80		$28.84

Total Return (%)	(19.75	)(b)	22.69 (b)	7.49	(b)	(4.51	)(b)	5.32

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	66		71	72		72		59
Ratio of expenses before fee waiver (%)	0.35		0.35	0.35		0.35		0.35
Ratio of expenses after fee waiver (%)	0.24		0.24	0.24		0.29		0.35
Ratio of net investment income (loss) (%)	3.45		2.75	2.37		3.05		2.62
Portfolio turnover rate (%)(c)	56		53	43		51		45

Xtrackers MSCI Kokusai Equity ETF Selected Per Share Data	Years Ended August 31,			Period Ended 8/31/2020(d)
	2022		2021
Net Asset Value, beginning of period	$84.95		$65.83	$50.00

Income (loss) from investment operations:
Net investment income (loss)(a)	1.53		1.28	0.49
Net realized and unrealized gain (loss)	(13.73)		18.91	15.34

Total from investment operations	(12.20)		20.19	15.83

Less distributions from:
Net investment income	(1.69)		(1.06)	—
Net realized gains	—		(0.01)	—

Total distributions	(1.69)		(1.07)	—

Net Asset Value, end of period	$71.06		$84.95	$65.83

Total Return (%)(b)	(14.55)		30.87	31.66	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	502		803	132
Ratio of expenses before fee waiver (%)	0.09		0.09	0.09	*
Ratio of expenses after fee waiver (%)	0.09		0.09	0.09	*
Ratio of net investment income (loss) (%)	1.93		1.73	2.08	*
Portfolio turnover rate (%)(c)	4		6	7	**

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(d)	For the period April 8, 2020 (commencement of operations) through August 31, 2020.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	61

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF Selected Per Share Data	Years Ended August 31,					Period Ended 8/31/2018(a)
	2022		2021	2020	2019
Net Asset Value, beginning of period	$41.83		$31.43	$27.08	$27.29	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.53		0.52	0.52	0.51	0.21
Net realized and unrealized gain (loss)	(4.60)		10.44	4.42	(0.25)	2.16

Total from investment operations	(4.07)		10.96	4.94	0.26	2.37

Less distributions from:
Net investment income	(0.60)		(0.56)	(0.59)	(0.47)	(0.08)

Total distributions	(0.60)		(0.56)	(0.59)	(0.47)	(0.08)

Net Asset Value, end of period	$37.16		$41.83	$31.43	$27.08	$27.29

Total Return (%)	(9.84	)(c)	35.25 (c)	18.72 (c)	1.03 (c)	9.52	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	11		40	101	111	61
Ratio of expenses before fee waiver (%)	0.19		0.19	0.19	0.19	0.19	*
Ratio of expenses after fee waiver (%)	0.19		0.19	0.19	0.19	0.19	*
Ratio of net investment income (loss) (%)	1.29		1.51	1.85	1.93	2.00	*
Portfolio turnover rate (%)(d)	14		13	22	31	26	**

Xtrackers Russell US Multifactor ETF Selected Per Share Data	Years Ended August 31,
	2022		2021	2020	2019	2018
Net Asset Value, beginning of year	$46.33		$34.84	$33.88	$33.93	$29.47

Income (loss) from investment operations:
Net investment income (loss)(b)	0.72		0.56	0.62	0.57	0.52
Net realized and unrealized gain (loss)	(4.76)		11.47	0.96	(0.09)	4.44

Total from investment operations	(4.04)		12.03	1.58	0.48	4.96

Less distributions from:
Net investment income	(0.66)		(0.54)	(0.62)	(0.53)	(0.50)

Total distributions	(0.66)		(0.54)	(0.62)	(0.53)	(0.50)

Net Asset Value, end of year	$41.63		$46.33	$34.84	$33.88	$33.93

Total Return (%)(c)	(8.80)		34.85	4.93	1.53	16.97

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	146		206	150	203	171
Ratio of expenses before fee waiver (%)	0.17		0.17	0.17	0.17	0.19
Ratio of expenses after fee waiver (%)	0.17		0.17	0.17	0.17	0.18
Ratio of net investment income (loss) (%)	1.60		1.40	1.85	1.77	1.62
Portfolio turnover rate (%)(d)	38		39	47	48	45

(a)	For the period April 5, 2018 (commencement of operations) through August 31, 2018.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	62

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of August 31, 2022, the Trust consists of thirty-five investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers FTSE Developed ex US Multifactor ETF
Xtrackers MSCI Kokusai Equity ETF
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Xtrackers Russell US Multifactor ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, except for Xtrackers MSCI Kokusai Equity ETF which lots consist of 10,000 shares effective February 24, 2022, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers FTSE Developed ex US Multifactor ETF	FTSE Developed ex US Comprehensive Factor Index
Xtrackers MSCI Kokusai Equity ETF	MSCI Kokusai Index
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Russell 1000 2Qual/Val 5% Capped Factor Index
Xtrackers Russell US Multifactor ETF	Russell 1000 Comprehensive Factor Index

The FTSE Developed ex US Comprehensive Factor is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States). The Underlying Index is rebalanced semiannually in March and September after the close of business on the third Friday of the review month.

The MSCI Kokusai Index, also known as the MSCI World ex Japan Index, is designed to track the performance of equity markets in developed markets (excluding Japan). The index is reviewed quarterly in February, May, August and November, with the objective of reflecting change in the underlying equity markets in a timely manner, while limiting undue index turnover. During the May and November semi-annual index reviews, the index is rebalanced and the large and mid capitalization cutoff points are recalculated.

The Russell 1000 2Qual/Val 5% Capped Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced annually in June after the close of business on the third Friday of the review month. Upon a rebalancing, no issuer in the Underlying Index may represent more than 5% of the Underlying Index. In the event an issuer represents more than 5% of the Underlying Index at a rebalancing, such amount in excess of 5% shall be reallocated pro-rata to the other issuers in the Underlying Index.

The Russell 1000 Comprehensive Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size.

63

DBX ETF Trust

Notes to Financial Statements (Continued)

The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced semiannually in June and December after the close of business on the third Friday of the review month.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund, except Xtrackers MSCI Kokusai Equity ETF is diversified. Xtrackers MSCI Kokusai Equity ETF is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

64

DBX ETF Trust

Notes to Financial Statements (Continued)

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

65

DBX ETF Trust

Notes to Financial Statements (Continued)

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended August 31, 2022, the Funds did not incur any interest or penalties.

As of August 31, 2022, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers FTSE Developed ex US Multifactor ETF	$286,270	$(13,935,004)	$(7,508,415)	$(21,157,149)
Xtrackers MSCI Kokusai Equity ETF	1,746,836	(3,097,875)	(20,148,309)	(21,499,348)
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	40,276	(3,526,764)	135,111	(3,351,377)
Xtrackers Russell US Multifactor ETF	535,643	(30,869,101)	8,541,343	(21,792,115)

The tax character of dividends and distributions declared for the years ended August 31, 2022 and August 31, 2021 were as follows:

	Year Ended August 31, 2022
	Ordinary Income*	Long Term Capital Gains
Xtrackers FTSE Developed ex US Multifactor ETF	$2,665,644	$—
Xtrackers MSCI Kokusai Equity ETF	10,748,298	—
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	319,266	—
Xtrackers Russell US Multifactor ETF	2,701,417	—

	Year Ended August 31, 2021
	Ordinary Income*	Long Term Capital Gains
Xtrackers FTSE Developed ex US Multifactor ETF	$2,769,501	$—
Xtrackers MSCI Kokusai Equity ETF	11,426,407	35,164
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	1,304,404	—
Xtrackers Russell US Multifactor ETF	2,600,903	—

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2022, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers FTSE Developed ex US Multifactor ETF	$6,499,149	$7,435,855	$13,935,004
Xtrackers MSCI Kokusai Equity ETF	1,443,212	1,654,663	3,097,875
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	544,474	2,982,290	3,526,764
Xtrackers Russell US Multifactor ETF	21,569,550	9,299,551	30,869,101

For the fiscal year ended August 31, 2022, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to redemptions-in-kind and equalization.

	Distributable earnings (loss)	Paid-In Capital
Xtrackers FTSE Developed ex US Multifactor ETF	$(6,181,374)	$6,181,374
Xtrackers MSCI Kokusai Equity ETF	(110,870,877)	110,870,877
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	(5,955,479)	5,955,479
Xtrackers Russell US Multifactor ETF	(26,542,934)	26,542,934

66

DBX ETF Trust

Notes to Financial Statements (Continued)

As of August 31, 2022, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers FTSE Developed ex US Multifactor ETF	$73,747,260	$(7,496,327)	$2,838,740	$(10,335,067)
Xtrackers MSCI Kokusai Equity ETF	520,620,894	(20,097,530)	30,497,765	(50,595,295)
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	10,995,190	135,111	939,496	(804,385)
Xtrackers Russell US Multifactor ETF	137,204,602	8,541,343	15,009,670	(6,468,327)

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of August 31, 2022, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended August 31, 2022, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.06% annualized effective rate as of August 31, 2022) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

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As of August 31, 2022, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of August 31, 2022

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers FTSE Developed ex US Multifactor ETF
Common Stocks	$731,962	$—	$830	$443,426	$1,176,218

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$1,176,218

Xtrackers MSCI Kokusai Equity ETF
Common Stocks	$339,649	$2,538	$18,969	$2,393,556	$2,754,712

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$2,754,712

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Common Stocks	$4,995	$7	$164	$134,966	$140,132

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$140,132

Xtrackers Russell US Multifactor ETF
Common Stocks	$304,334	$1,483	$9,782	$2,589,948	$2,905,547

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$2,905,547

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended August 31, 2022, Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF and Xtrackers Russell US Multifactor ETF utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of August 31, 2022 is included in a table following the Funds’ Schedule of Investments.

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Notes to Financial Statements (Continued)

The following tables summarize the value of the Funds’ derivative instruments held as of August 31, 2022 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers FTSE Developed ex US Multifactor ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$4,700
Xtrackers MSCI Kokusai Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$18,985	Unrealized depreciation on futures contracts*	$46,544
Xtrackers Russell US Multifactor ETF

Equity contracts	Unrealized appreciation on futures contracts*	$20,770	Unrealized depreciation on futures contracts*	$—

*

Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended August 31, 2022 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts -Equity Contracts
Xtrackers FTSE Developed ex US Multifactor ETF	$(111,556)
Xtrackers MSCI Kokusai Equity ETF	(101,001)
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	(15,142)
Xtrackers Russell US Multifactor ETF	(88,792)

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts -Equity Contracts
Xtrackers FTSE Developed ex US Multifactor ETF	$(2,009)
Xtrackers MSCI Kokusai Equity ETF	(73,643)
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	(13,743)
Xtrackers Russell US Multifactor ETF	(4,635)

For the year ended August 31, 2022 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers FTSE Developed ex US Multifactor ETF	$443,130
Xtrackers MSCI Kokusai Equity ETF	1,613,969
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	170,776
Xtrackers Russell US Multifactor ETF	592,953

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated

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Notes to Financial Statements (Continued)

money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary advisory fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers FTSE Developed ex US Multifactor ETF	0.35%
Xtrackers MSCI Kokusai Equity ETF	0.09%
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	0.19%
Xtrackers Russell US Multifactor ETF	0.17%

The Advisor for Xtrackers FTSE Developed ex US Multifactor ETF has contractually agreed, until December 16, 2022, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.24% of the Fund’s average daily net assets. For the year ended August 31, 2022, the Advisor waived $75,805 of expenses to the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the year ended August 31, 2022, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers FTSE Developed ex US Multifactor ETF	$431
Xtrackers MSCI Kokusai Equity ETF	218
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	138
Xtrackers Russell US Multifactor ETF	272

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

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Notes to Financial Statements (Continued)

4. Investment Portfolio Transactions

For the year ended August 31, 2022, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers FTSE Developed ex US Multifactor ETF	$39,550,136	$38,687,220
Xtrackers MSCI Kokusai Equity ETF	23,092,735	25,508,089
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	3,000,410	2,867,520
Xtrackers Russell US Multifactor ETF	64,169,427	64,633,855

For the year ended August 31, 2022, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers FTSE Developed ex US Multifactor ETF	$31,775,769	$20,030,052
Xtrackers MSCI Kokusai Equity ETF	219,413,951	436,454,435
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	1,772,604	29,226,549
Xtrackers Russell US Multifactor ETF	38,209,936	82,124,881

5. Fund Share Transactions

As of August 31, 2022 there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Funds’ and their investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Funds and their service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Funds and reflect the consequences as appropriate in the Funds’ accounting and financial reporting.

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DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF and Xtrackers Russell US Multifactor ETF and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF and Xtrackers Russell US Multifactor ETF (collectively referred to as the “Funds”), (four of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of August 31, 2022, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (four of the funds constituting DBX ETF Trust) at August 31, 2022, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers FTSE Developed ex US Multifactor ETF Xtrackers Russell US Multifactor ETF	For the year ended August 31, 2022	For each of the two years in the period ended August 31, 2022	For each of the five years in the period ended August 31, 2022
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	For the year ended August 31, 2022	For each of the two years in the period ended August 31, 2022	For each of the four years in the period ended August 31, 2022 and the period from April 5, 2018 (commencement of operations) through August 31, 2018
Xtrackers MSCI Kokusai Equity ETF	For the year ended August 31, 2022	For each of the two years in the period ended August 31, 2022	For each of the two years in the period ended August 31, 2022 and the period from April 8, 2020 (commencement of operations) through August 31, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

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Report of Independent Registered Public Accounting Firm (Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

October 25, 2022

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DBX ETF Trust

Board Members and Officers (Unaudited)

Identification and Background

The Board has responsibility for the overall management and operations of the funds, including general supervision of the duties performed by the Advisor and other service providers. Each Board Member serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Trust currently has three Board Members. The three Independent Board Members have no affiliation or business connection with the Advisor or any of its affiliated persons and do not own any stock or other securities issued by the Advisor.

The Independent Board Members of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the fund complex (defined below) overseen by each Independent Board Member, and other directorships, if any, held by the Board Members are shown below. The fund complex includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor. As of the date of this shareholder report, the fund complex consists of the funds in the Trust, as well as the registered funds advised by affiliates of the Advisor.

Shareholder Communications to the Board.    Shareholders may send communications to the Trust’s Board by addressing the communications directly to the Board (or individual Board Members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board Members). The shareholder may send the communication to either the Trust’s office or directly to such Board members c/o 875 Third Avenue, New York, NY 10022. Other shareholder communications received by the Trust not directly addressed and sent to the Board will be reviewed and generally responded to by management. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Independent Board Members

Name, Year of Birth, Position with the Trust and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Board Member
Stephen R. Byers (1953) Chairperson since 2016, and Board Member since 2011 (formerly, Lead Independent Board Member, 2015-2016)	Independent Director (2011-present); Independent Consultant (2014-present); Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer, the Dreyfus Corporation (2002-2006).	35	The Arbitrage Funds, Sierra Income Corporation, Mutual Fund Directors Forum
George O. Elston (1964) Board Member since 2011, Chairperson of the Audit Committee since 2015	Chief Financial Officer, EyePoint Pharmaceuticals, Inc. (2019-present); Chief Financial Officer, Enzyvant (2018-2019); Chief Executive Officer, 2X Oncology, Inc. (2017-2018); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	35	—
J. David Officer (1948) Board Member since 2011, Chairperson of the Nominating Committee since 2015	Independent Director (2010-present); Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	35	(Chairman of) Ilex Management Ltd; Old Westbury Funds

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Board Members and Officers (Unaudited) (Continued)

Officers(2)

Name, Year of Birth, Position with the Trust and Length of Time Served(3)	Business Experience and Directorships During the Past 5 Years
Freddi Klassen(4) (1975) President and Chief Executive Officer, 2016-present	Programmes (Head since 2021), of DWS Investment Management Americas, Inc. and Manager and Chief Operating Officer of the Advisor (2016-present). Formerly: Chief Operating Officer in the Americas for the Traditional Asset Classes Department (2014 -2020); Manager and Chief Operating Officer of DWS Investment Management Americas, Inc. (2018- 2020); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013- 2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Diane Kenneally(5) (1966) Treasurer, Chief Financial Officer and Controller, 2019-present	Fund Administration Treasurer’s Office (Co-Head since 2018), of DWS Investment Management Americas, Inc.; Chief Financial Officer and Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2018- present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018-present); formerly: Assistant Treasurer for the DWS funds (2007- 2018).
Frank Gecsedi(4) (1967) Chief Compliance Officer, 2010-present	AFC Compliance US (Senior Team Lead), of DWS Investment Management Americas, Inc.; Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Advisor (2010-present); Chief Compliance Officer of DWS Distributors, Inc. (2019-2022); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010- 2012).
Bryan Richards(4) (1978) Vice President, 2016-present	Portfolio Engineering, Systematic Investments Solutions (Head), of DWS Investment Management Americas, Inc. (2018-present); Portfolio Manager in the Passive Asset Management Department at DWS (2011- present); Primary Portfolio Manager for the PowerShares DB Commodity ETFs (2011-2015).
John Millette(5) (1962) Secretary, 2020-present	Legal (Associate General Counsel), DWS US Retail Legal (2003-present), of DWS Investment Management Americas, Inc.; Vice President and Secretary of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (1999-present); Chief Legal Officer, DWS Investment Management Americas, Inc. (2015- present); Director and Vice President of DWS Trust Company (2016-present); Vice President, DBX Advisors LLC (2021-present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2011- present); formerly: Secretary of Deutsche Investment Management Americas Inc. (2015-2017); and Assistant Secretary of DBX ETF Trust (2019-2020).

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DBX ETF Trust

Board Members and Officers (Unaudited) (Continued)

Name, Year of Birth, Position with the Trust and Length of Time Served(3)	Business Experience and Directorships During the Past 5 Years
Caroline Pearson(5) (1962) Assistant Secretary, 2020-present	Legal (Senior Team Lead), DWS US Retail Legal, of DWS Investment Management Americas, Inc.; Chief Legal Officer of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2010-present); Chief Legal Officer, DBX Advisors LLC (2020-present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012-present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002-2017); and Secretary, Deutsche AM Service Company (2010-2017); and Chief Legal Officer, DBX Strategic Advisors LLC (2020-2021).
Paul Antosca(5) (1957) Assistant Treasurer, 2019-present	Fund Administration Tax (Head), of DWS Investment Management Americas, Inc.; Assistant Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2007-present).
Jeffrey Berry(5) (1959) Assistant Treasurer, 2019-present	Fund Administration (Senior Specialist), of DWS Investment Management Americas, Inc.
Sheila Cadogan(5) (1966) Assistant Treasurer, 2019-present	Fund Administration Treasurer’s Office (Co-Head since 2018), of DWS Investment Management Americas, Inc.; Assistant Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2017-present); Director and Vice President, DWS Trust Company (2018- present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018-present).
Christina A. Morse(6) (1964) Assistant Secretary, 2017-present	Vice President at BNY Mellon Asset Servicing (2014- present); Vice President and Counsel at Lord Abbett & Co. LLC (2013-2014).
Christian Rijs(4) (1980) Anti-Money Laundering Compliance Officer, since October 21, 2021	Senior Team Lead Anti-Financial Crime and Compliance, DWS Investment Management Americas, Inc.; AML Officer, DWS Trust Company (since November 2, 2021); AML Officer, DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (since October 6, 2021); AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since November 12, 2021); formerly: DWS UK & Ireland Head of Anti-Financial Crime and MLRO.

(1)	The length of time served is represented by the year in which the Board Member joined the Board.
(2)

As a result of their respective positions held with the Advisor and its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Funds.

(3)	The length of time served is represented by the year in which the officer was first elected to the Trust in such capacity.
(4)	Address: 875 Third Avenue, New York, New York 10022.
(5)	Address: 100 Summer Street, Boston, MA 02110.
(6)	Address: BNY Mellon Asset Servicing, 240 Greenwich Street, New York, NY 10286.

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Funds’ Board Members. The SAI is available by calling 855-329-3837, or on the Company’s website at www.Xtrackers.com.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its year ended August 31, 2022.

	Qualified Dividend Income*	Dividends Received Deduction*
Xtrackers FTSE Developed ex US Multifactor ETF	100%	0%
Xtrackers MSCI Kokusai Equity ETF	94%	39%
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	100%	100%
Xtrackers Russell US Multifactor ETF	100%	93%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Income
Xtrackers FTSE Developed ex US Multifactor ETF	$2,775,998	$199,275

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DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region, generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Because the Funds seek to provide exposure to stocks based on the following multifactors — value, momentum, quality, low volatility and size — it is expected, exposure to such investment factors will detract from performance in some market environments, as more fully explained in the Funds’ prospectus. KOKU is currently non-diversified and can take larger positions in fewer issues, increasing its potential risk. Performance of a Fund may diverge from that of its Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that Fund. Please read the prospectus for more information.

War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DEEF, DEUS and QARP have been developed solely by DBX Advisors LLC. The Funds are not in any way connected to or sponsored, endorsed, issued, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the FTSE Developed ex US Comprehensive Factor Index, Russell 1000 Comprehensive Factor Index and Russell 1000 2Qual/Val 5% Capped Factor Index vest in the relevant LSE Group company which owns the Indexes. “FTSE®” “Russell®” and “FTSE Russell®” are a trademarks of the relevant LSE Group company and are used by any other LSE Group company under license.

The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Funds. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Funds or the suitability of the Indexes for the purpose to which it is being put by DBX Advisors LLC.

KOKU is not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The Prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

Copyright © 2022 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP One Manhattan West New York, NY 10001	Legal counsel Vedder Price P.C. 1633 Broadway New York, NY

R-047731-7 (10/22) DBX005325 (10/23)

August 31, 2022

Annual Report

DBX ETF Trust

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR)

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (USNZ)

Xtrackers S&P 500 ESG ETF (SNPE)

Xtrackers S&P MidCap 400 ESG ETF (MIDE)

Xtrackers S&P SmallCap 600 ESG ETF (SMLE)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear shareholder,

We are pleased to provide this annual report for eight of our equity ETFs tracking the environmental, social and governance (ESG) market for the period ended August 31, 2022.

The global economy’s recovery, supported by accommodative fiscal and monetary policies and rapid vaccination rollouts, was stalled by the emergence of the highly infectious Omicron variant of the coronavirus towards the end of 2021. Global equity markets started 2022 on a rough note as central banks shifted to a more hawkish stance in the face of rising inflation. The U.S. Federal Reserve emphasized on multiple rate hikes and mentioned the possibility of shrinking its balance sheet as a next step. The European Central Bank maintained its accommodative stance initially, but it has pivoted to a more hawkish tone lately as it made its first-rate hike since 2011 in July 2022. The sanctions placed on Russia following the ongoing Russia-Ukraine crisis pushed fuel prices to record levels.

ESG-focused funds’ flows and assets fell globally in 2022; meanwhile, global sustainable fund assets, which had expanded in Q4 2021, fell in the subsequent two quarters. Europe accounted for the lion’s share of the sustainable fund landscape, with 82% of global sustainable fund assets1. U.S.-domiciled sustainable funds bled USD1.6bn, their first quarter of outflows in more than five years. In the U.S., the Department of Labor proposed rules to permit fiduciaries of retirement plans to make allowances on ESG matters in their investment mandates. The Securities and Exchange Commission’s (SEC’s) semiannual regulatory agenda published in December 2021 included disclosure requirements on climate change, human capital management and corporate board diversity. The SEC also considered policies on cybersecurity governance, strategy and risk management.

The UK introduced a series of ESG-related rules and regulations, where all companies are currently required to include climate-related disclosures on a ‘comply or explain’ basis. In the European Union (EU), the sustainable finance disclosure regulation hastened the mainstreaming of ESG more than any other catalyst in the past year, designating funds that promote ESG characteristics, along with a sustainable investment objective. The EU started its implementation of the EU Taxonomy Regulation, which covers environmentally sustainable economic activities. Once fully implemented, it will cover 80% of all greenhouse gas emissions in the EU2. European authorities drafted a new Corporate Sustainability Reporting Directive (CSRD), which emphasizes on ‘double materiality,’ requiring companies to detail both their environmental impact and climate-related risks. To end the use of Russian natural gas by 2027, the EU acknowledged the need to burn more coal over the next decade3. However, EU officials believe that the block will achieve its targets to cut emissions by 55% by 20302.

We believe 2022 will be viewed as year of sudden and pivotal change, in both macroeconomic and financial conditions, affecting the global investment landscape, including ESG and the green transition. The positive ESG investment spree of the last decade might have taken a pause, as we can see by looking at global macroeconomic dynamics and the slowing down of institutional and retail investment flows observable in the market. Meanwhile, global record-high inflation levels and subsequent aggressive rate hikes by central banks have made investors jittery as expectations of a global slowdown and impending recession are on the rise.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Source: Morningstar

2 Source: CNBC

3 Source: Conventus Law

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

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DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

The Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR (the EMCR Index). The EMCR Index is comprised of large and mid-capitalization companies in emerging markets countries that meet certain environmental, social and governance (“ESG”) criteria and/or have committed to greenhouse gas emissions reduction targets. For the period ended August 31, 2022, EMCR shares returned -20.81%, compared to the EMCR Index return of -20.65%.

The majority of sectors contributed negatively to performance during the period with the greatest negative contributions coming from Information Technology, Consumer Discretionary and Communication Services. The Utilities and Energy sectors were the positive contributors to performance. From a geographical perspective, United Arab Emirates, South Africa and Qatar were the major positive contributors, while Hong Kong, the United States and South Korea contributed negatively to performance.

Xtrackers MSCI EAFE ESG Leaders Equity ETF

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE ESG Leaders Index. (the EASG Index). The EASG Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States. For the period ended August 31, 2022 EASG shares returned -21.40%, compared to the EASG Index return of -21.50%.

The majority of the sectors contributed negatively to performance during the period with the greatest contribution coming from Industrials, Information Technology and Consumer Discretionary. The Energy sector was the only positive contributor to performance. From a geographical perspective, Norway, Singapore, and Israel were the major positive contributors, while Japan, Germany and Netherlands contributed negatively to performance.

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG), seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Emerging Markets ESG Leaders Index (the EMSG Index). The EMSG Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across emerging markets countries. For the period ended August 31, 2022, EMSG shares returned -25.55%, compared to the EMSG Index return of -25.29%.

All sectors contributed negatively to performance during the period with the Consumer Discretionary, Information Technology and Communication Services sectors detracting the most from performance. From a geographical perspective, Indonesia, United Arab Emirates and Chile were the major positive contributors, while Hong Kong, Taiwan and South Korea contributed negatively to performance.

Xtrackers MSCI USA ESG Leaders Equity ETF

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI USA ESG Leaders Index (the USSG Index). The USSG Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies in the U.S. market. For the period ended August 31, 2022, USSG shares returned -13.29%, compared to the USSG Index return of -13.22%.

The Majority of sectors contributed negatively to performance during the period with the greatest negative contributions coming from Information Technology, Communication Services and Consumer Discretionary. The Energy, Consumer Staples and Utilities sectors contributed positively to performance.

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (USNZ) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive ISS ESG United States Net Zero Pathway Enhanced Index (the “USNZ Index”) .The USNZ Index which is comprised of large and mid-capitalization companies in the United States that meet certain environmental, social and governance (“ESG “) criteria. The

3

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited) (Continued)

constituents of the USNZ Index are weighted in such a manner seeking to comply with the European Union Paris-aligned Benchmark standards, while incorporating recommendations of the Net Zero Investment Framework published, from time to time, by the Institutional Investors Group on Climate Change. For the period June 28, 2022, to August 31, 2022, USNZ shares returned 0.84%, compared to the USNZ Index return of 0.84%.

The majority of sectors contributed positively to performance during the period with the greatest positive contributions coming from Information Technology, Consumer Discretionary and Financials. The Health Care, Communication Services and Real Estate sectors detracted most from the performance.

Xtrackers S&P 500 ESG ETF

Xtrackers S&P 500 ESG ETF (SNPE), seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500 ESG Index (the SNPE Index). The SNPE Index is a broadbased, market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Index. For the period ended August 31, 2022 SNPE shares returned -9.59%, compared to the SNPE Index return of -9.50%.

The majority of sectors contributed negatively to performance during the period with the greatest negative contributions coming from Information Technology, Communication Services and Consumer Discretionary. The Energy, Consumer Staples and Utilities sectors contributed positively to performance.

Xtrackers S&P MidCap 400 ESG ETF

Xtrackers S&P MidCap 400 ESG ETF (MIDE), seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P MidCap 400 ESG Index (the MIDE Index). The MIDE Index is a broad-based, market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P MidCap 400 Index. For the period ending August 31, 2022 MIDE shares returned -9.64%, compared to the MIDE Index return of -9.52%.

The majority of sectors contributed negatively to performance during the period with the greatest negative contributions coming from Consumer Discretionary, Information Technology and Health Care. The Energy, Utilities and Consumer Staples sectors contributed positively to performance.

Xtrackers S&P SmallCap 600 ESG ETF

Xtrackers S&P SmallCap 600 ESG ETF (SMLE), seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P SmallCap 600 ESG Index (the SMLE Index). The SMLE Index is a broad-based, market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P SmallCap 600 Index. For the period ending August 31, 2022 MIDE shares returned -10.43%, compared to the MIDE Index return of -10.28%.

The majority of sectors contributed negatively to performance during the period with the greatest negative contributions coming from Consumer Discretionary, Health Care and Information Technology. The Energy, Consumer Staples, and Utilities sectors contributed positively to performance.

*************************

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.Xtrackers.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 6-21 of this report for additional performance information, including performance data based on market value.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

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DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR)

The Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR (the “Underlying Index”). The Underlying Index is comprised of large and mid-capitalization companies in emerging markets countries that meet certain environmental, social and governance (“ESG”) criteria and/or have committed to greenhouse gas emissions reduction targets. The Underlying Index is then weighted in such a manner seeking to align its constituent companies’ greenhouse gas emissions with the long-term global warming target of the Paris Climate Agreement. It is not possible to invest directly into an index.

Performance as of August 31, 2022

Average Annual Total Return

	Net Asset Value	Market Value	Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR[2]	MSCI Emerging Markets Index
One Year	-20.81%	-21.11%	-20.65%	-21.80%
Since Inception[1]	4.31%	4.18%	4.54%	1.97%

Cumulative Total Returns

	Net Asset Value	Market Value	Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR[2]	MSCI Emerging Markets Index
One Year	-20.81%	-21.11%	-20.65%	-21.80%
Since Inception[1]	17.10%	16.56%	18.06%	7.56%

1 Total returns are calculated based on the commencement of operations, December 6, 2018 (“Inception”).

2 On August 18, 2021, the Fund changed its Underlying Index from MSCI ACWI ex USA ESG Leaders Index to the Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR. Returns reflect performance for the MSCI ACWI ex USA ESG Leaders Index through August 17, 2021.

Prior to August 18, 2021, the Fund was known as Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (ASCG) and had a different investment strategy. Past performance may have been different if the Fund’s current investment strategy had been in effect.

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 17, 2021, was 0.15%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

6

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, December 6, 2018.

Sector Diversification* as of August 31, 2022

Financials	26.1%
Information Technology	24.1%
Consumer Discretionary	13.3%
Communication Services	12.6%
Materials	6.1%
Industrials	5.6%
Consumer Staples	4.6%
Health Care	4.0%
Utilities	1.8%
Real Estate	1.6%
Energy	0.2%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2022 (27.6% of Net Assets)

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	8.9%
Tencent Holdings Ltd. (China)	5.5%
Samsung Electronics Co. Ltd. (South Korea)	2.8%
Alibaba Group Holding Ltd. (China)	2.4%
Meituan (China)	2.3%
Infosys Ltd. (India)	1.6%
China Construction Bank Corp. (China)	1.3%
JD.com, Inc. (China)	1.0%
Tata Consultancy Services Ltd. (India)	0.9%
Hon Hai Precision Industry Co. Ltd. (Taiwan)	0.9%

Country Diversification* as of August 31, 2022

China	30.4%
Taiwan	18.9%
India	14.6%
South Korea	10.5%
Brazil	4.3%
Saudi Arabia	3.3%
South Africa	3.1%
Mexico	2.3%
Indonesia	2.1%
United Arab Emirates	2.1%
Other	8.4%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 24.

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DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG)

The Xtrackers MSCI EAFE ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE ESG Leaders Index (the “Underlying Index”). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States. It is not possible to invest directly into an index.

Performance as of August 31, 2022

Average Annual Total Return

	Net Asset Value	Market Value	MSCI EAFE ESG Leaders Index	MSCI EAFE Index
One Year	-21.40%	-21.92%	-21.50%	-19.80%
Since Inception[1]	1.82%	1.72%	1.78%	1.45%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI EAFE ESG Leaders Index	MSCI EAFE Index
One Year	-21.40%	-21.92%	-21.50%	-19.80%
Since Inception[1]	7.46%	7.04%	7.31%	5.92%

1 Total returns are calculated based on the commencement of operations, September 6, 2018 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 17, 2021, was 0.14%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

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DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, September 6, 2018.

Sector Diversification* as of August 31, 2022

Financials	17.4%
Industrials	15.3%
Health Care	15.2%
Consumer Discretionary	11.2%
Consumer Staples	9.5%
Materials	8.0%
Information Technology	7.9%
Communication Services	4.7%
Energy	4.5%
Utilities	3.3%
Real Estate	3.0%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2022 (21.8% of Net Assets)

Description	% of Net Assets
Roche Holding AG (Switzerland)	3.3%
ASML Holding NV (Netherlands)	2.9%
AstraZeneca PLC (United Kingdom)	2.8%
Novo Nordisk A/S (Denmark)	2.6%
TotalEnergies SE (France)	1.8%
HSBC Holdings PLC (United Kingdom)	1.8%
Unilever PLC (United Kingdom)	1.7%
AIA Group Ltd. (Hong Kong)	1.7%
Commonwealth Bank of Australia (Australia)	1.7%
Sony Group Corp. (Japan)	1.5%

Country Diversification* as of August 31, 2022

Japan	23.5%
United Kingdom	16.2%
France	10.5%
Switzerland	8.7%
Australia	8.5%
Netherlands	6.0%
Germany	5.6%
Denmark	4.5%
Sweden	3.2%
Hong Kong	2.8%
Spain	2.1%
Other	8.4%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 40.

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DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)

The Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Emerging Markets ESG Leaders Index (the “Underlying Index”). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across emerging markets countries. It is not possible to invest directly into an index.

Performance as of August 31, 2022

Average Annual Total Return

	Net Asset Value	Market Value	MSCI Emerging Markets ESG Leaders Index	MSCI Emerging Markets Index
One Year	-25.55%	-26.42%	-25.29%	-21.80%
Since Inception[1]	1.55%	1.23%	1.88%	1.97%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI Emerging Markets ESG Leaders Index	MSCI Emerging Markets Index
One Year	-25.55%	-26.42%	-25.29%	-21.80%
Since Inception[1]	5.90%	4.67%	7.23%	7.56%

1 Total returns are calculated based on the commencement of operations, December 6, 2018 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 17, 2021, was 0.20%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

10

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, December 6, 2018.

Sector Diversification* as of August 31, 2022

Financials	20.7%
Information Technology	19.0%
Communication Services	14.9%
Consumer Discretionary	14.0%
Materials	7.3%
Consumer Staples	5.7%
Industrials	5.4%
Energy	4.9%
Health Care	3.9%
Utilities	2.5%
Real Estate	1.7%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2022 (37.6% of Net Assets)

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	11.9%
Tencent Holdings Ltd. (China)	7.6%
Alibaba Group Holding Ltd. (China)	5.3%
Meituan (China)	3.1%
Reliance Industries Ltd. (India)	2.6%
Infosys Ltd. (India)	1.7%
China Construction Bank Corp. (China)	1.7%
Housing Development Finance Corp. Ltd. (India)	1.4%
Baidu, Inc. (China)	1.2%
NetEase, Inc. (China)	1.1%

Country Diversification* as of August 31, 2022

China	30.2%
Taiwan	20.9%
India	12.9%
South Korea	7.1%
South Africa	5.6%
Brazil	4.2%
Thailand	2.7%
United Arab Emirates	2.1%
Saudi Arabia	2.0%
Other	12.3%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds and securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 46.

11

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG)

Xtrackers MSCI USA ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI USA ESG Leaders Index (the “Underlying Index”). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies in the U.S. market. The S&P 500 Index or the Standard & Poor’s 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. It is not possible to invest directly into an index.

Performance as of August 31, 2022

Average Annual Total Return

	Net Asset Value	Market Value	MSCI USA ESG Leaders Index	MSCI USA Index[2]	S&P 500 Index
One Year	-13.29%	-13.33%	-13.22%	-13.08%	-11.23%
Since Inception[1]	12.48%	12.46%	12.56%	12.55%	12.88%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI USA ESG Leaders Index	MSCI USA Index[2]	S&P 500 Index
One Year	-13.29%	-13.33%	-13.22%	-13.08%	-11.23%
Since Inception[1]	50.70%	50.66%	51.14%	52.30%	52.61%

1 Total returns are calculated based on the commencement of operations, March 7, 2019 (“Inception”).

2 Effective June 30, 2022, the MSCI USA Index replaces the S&P 500 Index as the fund’s broad-based securities market benchmark index because the Advisor believes the MSCI USA Index more accurately reflects the fund’s current invest-ment strategies.

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 17, 2021, was 0.10%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

12

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, March 7, 2019.

Sector Diversification* as of August 31, 2022

Information Technology	28.0%
Health Care	14.5%
Consumer Discretionary	11.5%
Financials	11.1%
Communication Services	10.2%
Industrials	8.3%
Consumer Staples	7.0%
Real Estate	2.9%
Materials	2.9%
Energy	2.4%
Utilities	1.2%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2022 (35.4% of Net Assets)

Description	% of Net Assets
Microsoft Corp.	10.7%
Alphabet, Inc.	7.3%
Tesla, Inc.	4.2%
Johnson & Johnson	2.4%
NVIDIA Corp.	2.2%
Procter & Gamble Co.	1.9%
Visa, Inc.	1.9%
Home Depot, Inc.	1.7%
Mastercard, Inc.	1.6%
Coca-Cola Co.	1.5%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 54.

13

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (USNZ)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF , (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive ISS ESG United States Net Zero Pathway Enhanced Index (the “Underlying Index”), which is comprised of large and mid-capitalization companies in the United States that meet certain environmental, social and governance (“ ESG “) criteria.The constituents of the Underlying Index are weighted in such a manner seeking to comply with the European Union Paris-aligned Benchmark standards, while incorporating recommendations of the Net Zero Investment Framework published, from time to time, by the Institutional Investors Group on Climate Change. It is not possible to invest directly into an index.

Performance as of August 31, 2022

Cumulative Total Returns

	Net Asset Value	Market Value	Solactive ISS ESG United States Net Zero Pathway Enhanced Index	S&P 500 Index
Since Inception[1]	0.84%	1.00%	0.84%	1.71%

1 Total returns are calculated based on the commencement of operations, June 28, 2022 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated June 22, 2022, was 0.10%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

14

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (USNZ) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, June 28, 2022.

Sector Diversification* as of August 31, 2022

Information Technology	34.3%
Health Care	19.6%
Communication Services	9.3%
Financials	9.2%
Consumer Discretionary	7.5%
Consumer Staples	6.3%
Industrials	5.3%
Real Estate	5.2%
Materials	2.1%
Utilities	1.2%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2022 (30.5% of Net Assets)

Description	% of Net Assets
Apple, Inc.	9.8%
Microsoft Corp.	7.7%
Alphabet, Inc.	4.6%
Johnson & Johnson	1.5%
UnitedHealth Group, Inc.	1.5%
NVIDIA Corp.	1.2%
Meta Platforms, Inc.	1.1%
Procter & Gamble Co.	1.1%
JPMorgan Chase & Co.	1.0%
Home Depot, Inc.	1.0%

* As a percent of total investments excluding cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 59.

15

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers S&P 500 ESG ETF (SNPE)

Xtrackers S&P 500 ESG ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500 ESG Index (the “Underlying Index”). The Underlying Index is a broad-based, market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Index. It is not possible to invest directly into an index.

Performance as of August 31, 2022

Average Annual Total Return

	Net Asset Value	Market Value	S&P 500 ESG Index	S&P 500 Index
One Year	-9.59%	-9.59%	-9.50%	-11.23%
Since Inception[1]	13.51%	13.50%	13.63%	11.87%

Cumulative Total Returns

	Net Asset Value	Market Value	S&P 500 ESG Index	S&P 500 Index
One Year	-9.59%	-9.59%	-9.50%	-11.23%
Since Inception[1]	49.71%	49.71%	50.24%	42.95%

1 Total returns are calculated based on the commencement of operations, June 26, 2019 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 17, 2021, was 0.11%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

16

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers S&P 500 ESG ETF (SNPE) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, June 26, 2019.

Sector Diversification* as of August 31, 2022

Information Technology	30.4%
Health Care	15.2%
Financials	10.8%
Consumer Discretionary	9.5%
Communication Services	8.8%
Consumer Staples	6.8%
Industrials	6.3%
Energy	5.0%
Real Estate	2.8%
Materials	2.6%
Utilities	1.8%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2022 (37.4% of Net Assets)

Description	% of Net Assets
Apple, Inc.	10.0%
Microsoft Corp.	8.1%
Alphabet, Inc.	5.2%
Amazon.com, Inc.	4.6%
UnitedHealth Group, Inc.	2.0%
Exxon Mobil Corp.	1.7%
NVIDIA Corp.	1.6%
JPMorgan Chase & Co.	1.4%
Procter & Gamble Co.	1.4%
Visa, Inc.	1.4%

* As a percent of total investments excluding cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 64.

17

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers S&P MidCap 400 ESG ETF (MIDE)

Xtrackers S&P MidCap 400 ESG ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P MidCap 400 ESG Index (the “Underlying Index”). The Underlying Index is a broad-based, market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P MidCap 400 Index. It is not possible to invest directly into an index.

Performance as of August 31, 2021

Average Annual Total Return

	Net Asset Value	Market Value	S&P MidCap 400 ESG Index	S&P MidCap 400 Index
One Year	-9.64%	-9.64%	-9.52%	-10.37%
Since Inception[1]	-0.45%	-0.45%	-0.31%	-1.24%

Cumulative Total Returns

	Net Asset Value	Market Value	S&P MidCap 400 ESG Index	S&P MidCap 400 Index
One Year	-9.64%	-9.64%	-9.52%	-10.37%
Since Inception[1]	-0.68%	-0.68%	-0.46%	-1.87%

1 Total returns are calculated based on the commencement of operations, February 24, 2021 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 17, 2021, was 0.15%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

18

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers S&P MidCap 400 ESG ETF (MIDE) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, February 24, 2021.

Sector Diversification* as of August 31, 2022

Industrials	19.2%
Financials	16.0%
Consumer Discretionary	15.0%
Information Technology	12.6%
Health Care	9.8%
Real Estate	8.6%
Materials	7.0%
Energy	4.6%
Consumer Staples	3.4%
Utilities	2.2%
Communication Services	1.6%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2022 (9.4% of Net Assets)

Description	% of Net Assets
Targa Resources Corp.	1.1%
Carlisle Cos., Inc.	1.1%
Steel Dynamics, Inc.	1.0%
EQT Corp.	1.0%
Wolfspeed, Inc.	1.0%
First Solar, Inc.	0.9%
Darling Ingredients, Inc.	0.9%
First Horizon Corp.	0.8%
Fair Isaac Corp.	0.8%
Alleghany Corp.	0.8%

* As a percent of total investments excluding exchange traded funds and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 69.

19

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers S&P SmallCap 600 ESG ETF (SMLE)

Xtrackers S&P SmallCap 600 ESG ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P SmallCap 600 ESG Index (the “Underlying Index”). The Underlying Index is a broad-based, market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P SmallCap 600 Index. It is not possible to invest directly into an index.

Performance as of August 31, 2021

Average Annual Total Return

	Net Asset Value	Market Value	S&P SmallCap 600 ESG Index	S&P SmallCap 600 Index
One Year	-10.43%	-10.39%	-10.28%	-12.12%
Since Inception[1]	-2.76%	-2.73%	-2.60%	-4.14%

Cumulative Total Returns

	Net Asset Value	Market Value	S&P SmallCap 600 ESG Index	S&P SmallCap 600 Index
One Year	-10.43%	-10.39%	-10.28%	-12.12%
Since Inception[1]	-4.15%	-4.11%	-3.92%	-6.21%

1 Total returns are calculated based on the commencement of operations, February 24, 2021 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 17, 2021, was 0.15%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

20

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers S&P SmallCap 600 ESG ETF (SMLE) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, February 24, 2021.

Sector Diversification* as of August 31, 2022

Financials	19.8%
Industrials	16.0%
Information Technology	14.5%
Consumer Discretionary	12.1%
Health Care	11.2%
Real Estate	8.2%
Materials	5.8%
Consumer Staples	4.6%
Energy	4.0%
Utilities	2.5%
Communication Services	1.3%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2022 (8.1% of Net Assets)

Description	% of Net Assets
Agree Realty Corp.	0.9%
ExlService Holdings, Inc.	0.9%
SM Energy Co.	0.9%
Livent Corp.	0.9%
UFP Industries, Inc.	0.8%
Rogers Corp.	0.8%
AMN Healthcare Services, Inc.	0.8%
Cytokinetics, Inc.	0.7%
Helmerich & Payne, Inc.	0.7%
Ensign Group, Inc.	0.7%

* As a percent of total investments excluding exchange traded funds, securities lending collateral, and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 73.

21

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022) except Xtrackers Net Zero Pathway Paris Aligned US Equity ETF which is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (commencement of operations, as noted below, to August 31, 2022).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
Actual	$1,000.00	$868.70	0.15%	$0.71
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	0.15%	$0.77
Xtrackers MSCI EAFE ESG Leaders Equity ETF
Actual	$1,000.00	$855.00	0.14%	$0.65
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	0.14%	$0.71
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Actual	$1,000.00	$846.70	0.20%	$0.93
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.20%	$1.02
Xtrackers MSCI USA ESG Leaders Equity ETF
Actual	$1,000.00	$897.50	0.09%	$0.43
Hypothetical (5% return before expenses)	$1,000.00	$1,024.75	0.09%	$0.46
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
Actual (2)	$1,000.00	$1,008.40	0.10%	$0.18
Hypothetical (5% return before expenses)	$1,000.00	$1,008.73	0.10%	$0.51
Xtrackers S&P 500 ESG ETF
Actual	$1,000.00	$907.70	0.10%	$0.48
Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	0.10%	$0.51

22

DBX ETF Trust

Fees and Expenses (Unaudited) (Continued)

	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers S&P MidCap 400 ESG ETF
Actual	$1,000.00	$923.60	0.15%	$0.73
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	0.15%	$0.77
Xtrackers S&P SmallCap 600 ESG ETF
Actual	$1,000.00	$911.40	0.15%	$0.72
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	0.15%	$0.77

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

(2) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 65 (the number of days in the period June 28, 2022 (commencement of operations) to August 31, 2022), then divided by 365.

23

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

August 31, 2022

	Number of Shares	Value
COMMON STOCKS — 97.2%
Brazil — 2.9%
Ambev SA	290,410	$855,928
Americanas SA	69,115	217,977
Atacadao SA	56,149	214,040
B3 SA — Brasil Bolsa Balcao	663,893	1,518,458
Banco Bradesco SA	158,213	483,709
Banco BTG Pactual SA	158,615	779,145
Banco do Brasil SA	93,804	754,813
Banco Santander Brasil SA	43,374	245,878
BB Seguridade Participacoes SA	74,320	405,669
BRF SA*	42,849	131,086
CCR SA	119,806	318,881
Centrais Eletricas Brasileiras SA	63,494	565,086
Cia de Saneamento Basico do Estado de Sao Paulo	21,059	199,778
Cia Energetica de Minas Gerais, Class A	25,731	91,084
Cia Siderurgica Nacional SA	29,795	79,361
CPFL Energia SA	11,601	78,303
Energisa SA	23,093	188,497
Engie Brasil Energia SA	18,815	147,077
Equatorial Energia SA	40,610	189,529
Hapvida Participacoes e Investimentos SA, 144A	301,047	423,011
Hypera SA	28,527	237,147
Itau Unibanco Holding SA	46,529	198,833
Klabin SA	50,093	182,060
Localiza Rent a Car SA	39,183	459,971
Lojas Renner SA	102,598	524,179
Magazine Luiza SA*	205,832	169,640
Multiplan Empreendimentos Imobiliarios SA	17,634	82,026
Natura & Co. Holding SA	92,809	258,310
Neoenergia SA	20,444	65,227
Pagseguro Digital Ltd., Class A*	15,542	241,523
Porto Seguro SA	19,374	78,939
Raia Drogasil SA	127,371	534,953
Rede D’Or Sao Luiz SA, 144A	47,481	305,451
Rumo SA	136,429	532,181
Sendas Distribuidora SA	66,496	236,028
StoneCo Ltd., Class A*	24,741	234,545
Suzano SA	51,259	437,893
Telefonica Brasil SA	45,178	358,738
TIM SA	85,684	195,646
TOTVS SA	45,231	249,246
WEG SA	97,183	530,652
XP, Inc.*	7,107	136,420
XP, Inc., Class A* (a)	15,694	301,953

(Cost $16,192,798)		14,438,871

Chile — 0.3%
Banco de Chile	2,903,192	276,561
Banco de Credito e Inversiones SA	7,264	214,844
Banco Santander Chile	6,993,460	282,058
Cencosud SA	139,513	195,843
Cencosud Shopping SA	36,524	51,967
Cia Sud Americana de Vapores SA	1,454,900	137,487
Empresas CMPC SA	80,465	153,249

	Number of Shares	Value
Chile (Continued)
Enel Americas SA	1,233,149	$134,146
Falabella SA	45,611	107,921

(Cost $1,703,296)		1,554,076

China — 30.2%
360 Security Technology, Inc., Class A	33,054	35,099
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	17,936	53,000
AAC Technologies Holdings, Inc.	32,826	61,145
Agricultural Bank of China Ltd., Class A	620,639	256,591
Agricultural Bank of China Ltd., Class H	3,335,888	1,092,291
Aier Eye Hospital Group Co. Ltd., Class A	31,520	134,520
Air China Ltd., Class A*	17,096	25,569
Air China Ltd., Class H*	69,821	56,132
Airtac International Group*	7,969	215,736
Alibaba Group Holding Ltd., ADR*	122,629	11,700,033
Aluminum Corp. of China Ltd., Class A	57,672	37,731
Aluminum Corp. of China Ltd., Class H	197,031	72,799
Angang Steel Co. Ltd., Class A	34,600	14,556
Angang Steel Co. Ltd., Class H	113,112	35,452
Angel Yeast Co. Ltd., Class A	6,112	43,055
Anhui Conch Cement Co. Ltd., Class A	12,732	58,954
Anhui Conch Cement Co. Ltd., Class H	45,325	173,242
Anjoy Foods Group Co. Ltd., Class A	1,900	42,754
ANTA Sports Products Ltd.	79,797	964,821
Apeloa Pharmaceutical Co. Ltd., Class A	6,900	18,057
Asymchem Laboratories Tianjin Co. Ltd., Class A	2,452	61,019
Autohome, Inc., ADR	7,755	276,156
Avary Holding Shenzhen Co. Ltd., Class A	4,836	20,807
Baidu, Inc., ADR*	29,949	4,311,758
Bank of Beijing Co. Ltd., Class A	91,802	55,000
Bank of China Ltd., Class A	149,013	65,714
Bank of China Ltd., Class H	5,467,752	1,922,701
Bank of Communications Co. Ltd., Class A	224,214	148,965
Bank of Communications Co. Ltd., Class H	838,680	478,705
Bank of Hangzhou Co. Ltd., Class A	35,743	74,301
Bank of Jiangsu Co. Ltd., Class A	62,276	65,496
Bank of Nanjing Co. Ltd., Class A	52,895	81,488
Bank of Ningbo Co. Ltd., Class A	31,455	136,113
Bank of Shanghai Co. Ltd., Class A	65,639	56,274
Bank of Zhengzhou Co. Ltd., Class A*	73,100	27,147
Baoshan Iron & Steel Co. Ltd., Class A	64,956	50,223
BBMG Corp., Class A	45,480	17,285
BeiGene Ltd., ADR* (a)	5,173	887,997
Beijing Dabeinong Technology Group Co. Ltd., Class A*	19,038	23,889
Beijing New Building Materials PLC, Class A	8,000	30,510
Beijing Shiji Information Technology Co. Ltd., Class A	8,680	16,407
Beijing United Information Technology Co. Ltd., Class A	4,990	71,721

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2022

	Number of Shares	Value
China (Continued)
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	2,684	$49,700
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	198,928	133,608
BGI Genomics Co. Ltd., Class A	3,200	28,029
Bilibili, Inc., ADR* (a)	25,521	637,004
Bloomage Biotechnology Corp. Ltd., Class A	2,107	43,723
Blue Moon Group Holdings Ltd., 144A	121,938	93,215
BOC International China Co. Ltd., Class A	14,455	26,232
BOE Technology Group Co. Ltd., Class A	123,687	66,387
BYD Co. Ltd., Class A	6,878	287,330
BYD Co. Ltd., Class H	57,115	1,762,456
By-health Co. Ltd., Class A	4,800	12,986
CanSino Biologics, Inc., Class H, 144A	4,744	29,768
CGN Power Co. Ltd., Class A	122,190	49,808
CGN Power Co. Ltd., Class H, 144A	1,178,547	280,791
Changchun High & New Technology Industry Group, Inc., Class A	1,512	38,840
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	1,412	28,733
Chaozhou Three-Circle Group Co. Ltd., Class A	11,300	44,423
Chengxin Lithium Group Co. Ltd., Class A	5,100	39,344
China Baoan Group Co. Ltd., Class A	13,549	29,010
China Bohai Bank Co. Ltd., Class H, 144A (a)	245,802	40,712
China Cinda Asset Management Co. Ltd., Class H	529,076	72,801
China CITIC Bank Corp. Ltd., Class H	641,557	275,460
China Conch Venture Holdings Ltd.	94,009	192,357
China Construction Bank Corp., Class A	59,021	47,261
China Construction Bank Corp., Class H	10,092,383	6,262,052
China CSSC Holdings Ltd., Class A	8,613	31,286
China Eastern Airlines Corp. Ltd., Class A*	56,408	40,177
China Eastern Airlines Corp. Ltd., Class H* (a)	105,864	36,552
China Everbright Bank Co. Ltd., Class A	169,415	70,533
China Everbright Bank Co. Ltd., Class H	466,999	143,393
China Evergrande Group* (b)	185,090	38,910
China Feihe Ltd., 144A*	112,982	93,710
China Galaxy Securities Co. Ltd., Class H	297,996	163,257
China Great Wall Securities Co. Ltd., Class A	33,500	45,146
China Greatwall Technology Group Co. Ltd., Class A	13,749	18,110
China Hongqiao Group Ltd.	175,112	170,899
China International Capital Corp. Ltd., Class A	10,188	61,629
China International Capital Corp. Ltd., Class H, 144A	174,169	307,559
China International Marine Containers Group Co. Ltd., Class H	25,316	21,062

	Number of Shares	Value
China (Continued)
China Jushi Co. Ltd., Class A	19,600	$40,971
China Lesso Group Holdings Ltd.	71,198	84,906
China Life Insurance Co. Ltd., Class A	6,829	30,413
China Life Insurance Co. Ltd., Class H	496,331	713,304
China Literature Ltd., 144A*	32,996	134,526
China Meidong Auto Holdings Ltd.	50,698	103,865
China Merchants Bank Co. Ltd., Class A	78,760	400,452
China Merchants Bank Co. Ltd., Class H	268,985	1,381,106
China Merchants Securities Co. Ltd., Class A	55,344	106,376
China Merchants Securities Co. Ltd., Class H, 144A	25,675	23,552
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	34,643	73,472
China Minsheng Banking Corp. Ltd., Class A	143,963	75,181
China Minsheng Banking Corp. Ltd., Class H	449,954	143,318
China National Building Material Co. Ltd., Class H	233,957	221,770
China National Chemical Engineering Co. Ltd., Class A	52,701	65,900
China National Nuclear Power Co. Ltd., Class A	109,672	101,343
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	13,154	57,512
China Pacific Insurance Group Co. Ltd., Class A	29,460	89,617
China Pacific Insurance Group Co. Ltd., Class H	156,129	331,400
China Railway Group Ltd., Class A	73,124	60,994
China Railway Group Ltd., Class H	267,460	153,343
China Railway Signal & Communication Corp. Ltd., Class H, 144A	194,842	61,316
China Reinsurance Group Corp., Class H	663,791	49,052
China Resources Mixc Lifestyle Services Ltd., 144A	45,989	209,178
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	7,800	44,683
China Southern Airlines Co. Ltd., Class H*	116,493	63,079
China State Construction Engineering Corp. Ltd., Class A	142,259	106,072
China Tower Corp. Ltd., Class H, 144A	2,780,741	347,201
China United Network Communications Ltd., Class A	141,167	72,697
China Vanke Co. Ltd., Class A	33,752	81,423
China Vanke Co. Ltd., Class H	119,922	234,684
China Yangtze Power Co. Ltd., Class A	177,818	618,560
China Zhenhua Group Science & Technology Co. Ltd., Class A	3,284	53,446
China Zheshang Bank Co. Ltd., Class A*	90,700	42,761
Chongqing Brewery Co. Ltd., Class A	3,100	50,231
Chongqing Changan Automobile Co. Ltd., Class A	25,670	54,069
Chongqing Rural Commercial Bank Co. Ltd., Class H	250,913	86,953

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2022

	Number of Shares	Value
China (Continued)
Chongqing Zhifei Biological Products Co. Ltd., Class A	7,540	$102,870
CIFI Holdings Group Co. Ltd. (a)	300,749	76,635
CITIC Securities Co. Ltd., Class A	46,746	132,367
CITIC Securities Co. Ltd., Class H	151,543	308,150
CMOC Group Ltd., Class H	169,141	75,855
Contemporary Amperex Technology Co. Ltd., Class A*	15,756	1,103,952
COSCO SHIPPING Development Co. Ltd., Class H	219,713	33,312
COSCO SHIPPING Holdings Co. Ltd., Class A	36,076	74,313
COSCO SHIPPING Holdings Co. Ltd., Class H	222,523	333,975
Country Garden Holdings Co. Ltd.	617,482	183,305
Country Garden Services Holdings Co. Ltd.	206,295	408,971
CRRC Corp. Ltd., Class A	110,900	80,598
CRRC Corp. Ltd., Class H	204,213	76,494
CSC Financial Co. Ltd., Class A	14,300	55,262
CSC Financial Co. Ltd., Class H, 144A	57,366	54,012
Dali Foods Group Co. Ltd., 144A	140,667	64,340
DaShenLin Pharmaceutical Group Co. Ltd., Class A	5,739	27,789
Dong-E-E-Jiao Co. Ltd., Class A	5,400	26,837
Dongfang Electric Corp. Ltd., Class A	10,172	29,069
Dongfang Electric Corp. Ltd., Class H	25,040	33,370
Dongfeng Motor Group Co. Ltd., Class H	122,828	78,089
East Money Information Co. Ltd., Class A	59,756	192,438
Ecovacs Robotics Co. Ltd., Class A	1,965	23,260
Eve Energy Co. Ltd., Class A	6,482	89,319
Everbright Securities Co. Ltd., Class A	43,488	101,188
Evergrande Property Services Group Ltd., 144A* (b)	362,957	106,360
Fangda Carbon New Material Co. Ltd., Class A*	29,300	29,625
Flat Glass Group Co. Ltd., Class A*	9,482	55,061
Flat Glass Group Co. Ltd., Class H*	59,696	197,368
Focus Media Information Technology Co. Ltd., Class A	28,042	24,651
Foshan Haitian Flavouring & Food Co. Ltd., Class A	9,259	108,203
Founder Securities Co. Ltd., Class A	44,118	44,479
Foxconn Industrial Internet Co. Ltd., Class A	26,457	35,654
Fujian Sunner Development Co. Ltd., Class A	8,260	26,744
Fuyao Glass Industry Group Co. Ltd., Class A	12,131	68,736
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	36,813	175,884
Gan & Lee Pharmaceuticals Co. Ltd., Class A	5,100	27,151
Ganfeng Lithium Co. Ltd., Class A	7,847	97,553
Ganfeng Lithium Co. Ltd., Class H, 144A (a)	22,995	203,177
GDS Holdings Ltd., ADR* (a)	19,702	536,682

	Number of Shares	Value
China (Continued)
GEM Co. Ltd., Class A	26,341	$31,906
Gemdale Corp., Class A	13,396	22,658
Genscript Biotech Corp.*	108,205	350,856
GF Securities Co. Ltd., Class A	40,163	95,782
GF Securities Co. Ltd., Class H	140,265	183,712
GigaDevice Semiconductor, Inc., Class A	1,804	30,349
GoerTek, Inc., Class A	10,488	49,416
Gotion High-tech Co. Ltd., Class A	9,419	46,948
Great Wall Motor Co. Ltd., Class A	7,101	34,467
Great Wall Motor Co. Ltd., Class H	126,094	190,856
Gree Electric Appliances, Inc. of Zhuhai, Class A	22,370	103,615
Greentown China Holdings Ltd.	38,013	72,066
Guangdong Haid Group Co. Ltd., Class A	6,070	53,713
Guangdong Kinlong Hardware Products Co. Ltd., Class A	1,171	16,217
Guangzhou Automobile Group Co. Ltd., Class H	122,828	106,101
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	7,832	30,903
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	27,363	65,960
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	2,871	27,766
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	4,300	42,167
Guangzhou Tinci Materials Technology Co. Ltd., Class A	11,210	77,324
Guosen Securities Co. Ltd., Class A	21,556	28,925
Guotai Junan Securities Co. Ltd., Class A	21,291	45,680
Guotai Junan Securities Co. Ltd., Class H, 144A	61,314	72,885
Guoyuan Securities Co. Ltd., Class A	46,400	49,270
H World Group Ltd., ADR	6,224	234,209
Haidilao International Holding Ltd., 144A*	94,340	223,564
Haier Smart Home Co. Ltd., Class A	23,907	89,718
Haier Smart Home Co. Ltd., Class H	149,827	492,497
Haitong Securities Co. Ltd., Class A	49,036	67,434
Haitong Securities Co. Ltd., Class H	197,837	129,810
Hangzhou First Applied Material Co. Ltd., Class A	11,644	109,590
Hangzhou Robam Appliances Co. Ltd., Class A	10,200	37,213
Hangzhou Silan Microelectronics Co. Ltd., Class A	9,789	56,318
Hangzhou Tigermed Consulting Co. Ltd., Class A	2,805	44,088
Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A	7,661	76,231
Hansoh Pharmaceutical Group Co. Ltd., 144A	77,868	155,759
Hengan International Group Co. Ltd.	36,388	174,317
Hithink RoyalFlush Information Network Co. Ltd., Class A	3,742	46,211
Hongfa Technology Co. Ltd., Class A	7,890	43,127
Hua Hong Semiconductor Ltd., 144A*	60,442	178,657

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2022

	Number of Shares	Value
China (Continued)
Huadong Medicine Co. Ltd., Class A	6,850	$41,904
Huafon Chemical Co. Ltd., Class A	39,300	42,871
Huaneng Lancang River Hydropower, Inc., Class A	63,742	67,223
Huatai Securities Co. Ltd., Class A	35,679	68,009
Huatai Securities Co. Ltd., Class H, 144A	65,814	88,212
Huaxia Bank Co. Ltd., Class A	87,452	65,206
Huayu Automotive Systems Co. Ltd., Class A	21,406	57,974
Huizhou Desay Sv Automotive Co. Ltd., Class A	3,670	81,454
Hunan Valin Steel Co. Ltd., Class A	35,305	22,842
Hundsun Technologies, Inc., Class A	8,183	39,932
Iflytek Co. Ltd., Class A	12,131	65,973
Industrial & Commercial Bank of China Ltd., Class A	449,792	285,787
Industrial & Commercial Bank of China Ltd., Class H	8,465,025	4,314,021
Industrial Bank Co. Ltd., Class A	80,490	199,779
Industrial Securities Co. Ltd., Class A*	68,416	61,632
Ingenic Semiconductor Co. Ltd., Class A	3,880	45,900
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	147,163	42,909
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	27,518	142,669
Innovent Biologics, Inc., 144A*	50,178	213,847
Inspur Electronic Information Industry Co. Ltd., Class A	7,671	25,828
Intco Medical Technology Co. Ltd., Class A	5,196	16,552
iQIYI, Inc., ADR*	23,415	85,699
JA Solar Technology Co. Ltd., Class A	18,294	174,009
Jafron Biomedical Co. Ltd., Class A	5,198	35,410
Jason Furniture Hangzhou Co. Ltd., Class A	4,100	28,786
JCET Group Co. Ltd., Class A	8,792	31,617
JD Health International, Inc., 144A* (a)	44,285	308,348
JD.com, Inc., ADR	63,281	4,017,711
JD.com, Inc., Class A	25,217	792,926
Jiangsu Eastern Shenghong Co. Ltd., Class A	23,742	66,333
Jiangsu Hengrui Medicine Co. Ltd., Class A	30,512	153,411
Jiangsu Yangnong Chemical Co. Ltd., Class A	2,600	42,925
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	11,000	43,531
Jiangsu Zhongtian Technology Co. Ltd., Class A	15,525	50,132
Jiangxi Copper Co. Ltd., Class A	9,112	21,651
Jiangxi Copper Co. Ltd., Class H	59,850	73,889
Jiangxi Zhengbang Technology Co. Ltd., Class A*	21,900	18,998
Joinn Laboratories China Co. Ltd., Class H, 144A	11,628	62,223
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	5,489	27,391

	Number of Shares	Value
China (Continued)
KE Holdings, Inc., ADR*	37,964	$684,871
Kingdee International Software Group Co. Ltd.*	301,997	589,461
Kingfa Sci & Tech Co. Ltd., Class A	4,300	6,706
Kingsoft Corp. Ltd.	88,406	270,325
Kuaishou Technology, 144A*	77,417	678,608
Kuang-Chi Technologies Co. Ltd., Class A*	9,700	25,581
LB Group Co. Ltd., Class A	7,201	18,364
Legend Holdings Corp., Class H, 144A	111,158	126,611
Lenovo Group Ltd.	753,219	623,776
Lens Technology Co. Ltd., Class A	11,938	18,842
Li Auto, Inc., ADR*	59,671	1,716,735
Li Ning Co. Ltd.	152,196	1,396,142
Lingyi iTech Guangdong Co., Class A*	39,435	31,463
Livzon Pharmaceutical Group, Inc., Class H	20,431	57,788
Logan Group Co. Ltd. (a)	162,655	17,822
Longfor Group Holdings Ltd., 144A	137,016	446,895
LONGi Green Energy Technology Co. Ltd., Class A	59,333	440,680
Lufax Holding Ltd., ADR	198,886	869,132
Luxshare Precision Industry Co. Ltd., Class A	29,353	159,762
Mango Excellent Media Co. Ltd., Class A	7,960	32,101
Maxscend Microelectronics Co. Ltd., Class A	2,174	32,085
Meituan, Class B, 144A*	456,299	11,034,171
Metallurgical Corp. of China Ltd., Class A	56,242	26,189
Metallurgical Corp. of China Ltd., Class H	220,909	41,937
Microport Scientific Corp.*	72,502	145,210
Ming Yang Smart Energy Group Ltd., Class A	11,834	46,058
Ming Yuan Cloud Group Holdings Ltd.	34,205	28,370
Montage Technology Co. Ltd., Class A	3,022	24,330
Muyuan Foods Co. Ltd., Class A	15,550	132,231
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	15,500	40,338
NARI Technology Co. Ltd., Class A	26,736	106,462
NAURA Technology Group Co. Ltd., Class A	2,163	88,484
NavInfo Co. Ltd., Class A	11,031	20,930
NetEase, Inc., ADR (a)	26,773	2,369,678
New China Life Insurance Co. Ltd., Class A	4,480	18,723
New China Life Insurance Co. Ltd., Class H	71,713	169,030
New Hope Liuhe Co. Ltd., Class A*	10,878	24,790
Ninestar Corp., Class A	7,759	49,794
Ningbo Tuopu Group Co. Ltd., Class A	3,500	40,140
NIO, Inc., ADR*	162,258	3,230,557
Nongfu Spring Co. Ltd., Class H, 144A (a)	114,619	684,164
Offcn Education Technology Co. Ltd., Class A*	26,339	17,499
Oppein Home Group, Inc., Class A	2,766	52,362
Orient Securities Co. Ltd., Class A	23,380	29,371
Ovctek China, Inc., Class A	3,677	22,771

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2022

	Number of Shares	Value
China (Continued)
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	47,342	$39,351
People’s Insurance Co. Group of China Ltd., Class A	39,304	28,451
People’s Insurance Co. Group of China Ltd., Class H	584,409	180,933
Pharmaron Beijing Co. Ltd., Class A	5,505	54,343
Pharmaron Beijing Co. Ltd., Class H, 144A	10,945	72,722
PICC Property & Casualty Co. Ltd., Class H	443,475	480,266
Pinduoduo, Inc., ADR*	50,063	3,569,492
Ping An Bank Co. Ltd., Class A	93,433	172,809
Ping An Healthcare and Technology Co. Ltd., 144A*	35,301	96,249
Ping An Insurance Group Co. of China Ltd., Class A	69,167	439,872
Ping An Insurance Group Co. of China Ltd., Class H	676,497	3,994,934
Poly Developments and Holdings Group Co. Ltd., Class A	43,488	109,137
Poly Property Services Co. Ltd., Class H	10,741	63,155
Pop Mart International Group Ltd., 144A (a)	18,980	49,452
Postal Savings Bank of China Co. Ltd., Class A	100,873	65,995
Postal Savings Bank of China Co. Ltd., Class H, 144A (a)	828,114	495,886
Qinghai Salt Lake Industry Co. Ltd., Class A*	28,100	113,320
Rongsheng Petrochemical Co. Ltd., Class A	23,842	48,974
SAIC Motor Corp. Ltd., Class A	18,888	42,387
Sangfor Technologies, Inc., Class A	3,812	53,401
Sany Heavy Industry Co. Ltd., Class A	30,512	69,712
Satellite Chemical Co. Ltd., Class A	19,821	63,055
Seazen Group Ltd.*	145,728	48,645
Seazen Holdings Co. Ltd., Class A*	10,115	30,549
SF Holding Co. Ltd., Class A	17,931	128,574
SG Micro Corp., Class A	1,209	28,096
Shandong Gold Mining Co. Ltd., Class H, 144A	49,319	83,949
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	18,550	78,494
Shandong Linglong Tyre Co. Ltd., Class A	4,844	15,986
Shandong Nanshan Aluminum Co. Ltd., Class A	107,584	52,906
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	149,410	203,684
Shanghai Baosight Software Co. Ltd., Class A	3,947	21,763
Shanghai Baosight Software Co. Ltd., Class B	31,434	95,496
Shanghai Electric Group Co. Ltd., Class H*	303,875	72,786

	Number of Shares	Value
China (Continued)
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	13,471	$78,869
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	48,230	155,772
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	25,376	118,816
Shanghai International Airport Co. Ltd., Class A*	7,184	58,797
Shanghai International Port Group Co. Ltd., Class A	42,100	33,040
Shanghai Jinjiang International Hotels Co. Ltd., Class A	5,632	47,157
Shanghai Junshi Biosciences Co. Ltd., Class A*	4,474	34,320
Shanghai Junshi Biosciences Co. Ltd., Class H, 144A* (a)	6,944	25,480
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	65,381	54,528
Shanghai M&G Stationery, Inc., Class A	4,400	28,327
Shanghai MicroPort MedBot Group Co. Ltd.* (a)	19,404	61,434
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	17,000	42,614
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	47,085	68,628
Shanghai Pudong Development Bank Co. Ltd., Class A	112,261	118,391
Shanghai Putailai New Energy Technology Co. Ltd., Class A	3,732	34,312
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	18,885	21,971
Shanxi Taigang Stainless Steel Co. Ltd., Class A	44,671	31,753
Shenwan Hongyuan Group Co. Ltd., Class A	74,927	45,433
Shenzhen Capchem Technology Co. Ltd., Class A	3,357	20,477
Shenzhen Dynanonic Co. Ltd., Class A	900	41,843
Shenzhen Inovance Technology Co. Ltd., Class A	8,818	76,712
Shenzhen Kangtai Biological Products Co. Ltd., Class A	3,624	17,711
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	7,791	337,361
Shenzhen Overseas Chinese Town Co. Ltd., Class A	36,464	28,299
Shenzhou International Group Holdings Ltd.	51,631	541,712
Sichuan Chuantou Energy Co. Ltd., Class A	27,600	52,809
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	5,800	18,064
Sichuan Road & Bridge Co. Ltd., Class A	41,752	64,625
Sichuan Swellfun Co. Ltd., Class A	3,800	40,229
Sinoma Science & Technology Co. Ltd., Class A	5,182	17,425
Sinopharm Group Co. Ltd., Class H	90,678	201,947

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2022

	Number of Shares	Value
China (Continued)
Sinotrans Ltd., Class H	140,207	$40,193
Sinotruk Hong Kong Ltd.	43,975	44,093
Sunac China Holdings Ltd.* (b)	230,518	0
Sungrow Power Supply Co. Ltd., Class A	8,089	130,719
Sunny Optical Technology Group Co. Ltd.	43,884	603,284
Sunwoda Electronic Co. Ltd., Class A	10,172	40,283
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	8,700	32,637
Suzhou Maxwell Technologies Co. Ltd., Class A	1,290	87,578
TCL Technology Group Corp., Class A	94,768	57,051
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	24,262	169,324
Tencent Holdings Ltd.	653,961	27,262,088
Tencent Music Entertainment Group, ADR*	64,633	330,275
Thunder Software Technology Co. Ltd., Class A	2,871	51,214
Tingyi Cayman Islands Holding Corp.	68,291	121,463
Tongcheng Travel Holdings Ltd.*	101,331	208,889
Tongwei Co. Ltd., Class A	18,550	142,296
Topchoice Medical Corp., Class A*	1,965	33,177
Topsports International Holdings Ltd., 144A	135,291	107,042
TravelSky Technology Ltd., Class H	98,588	172,586
Trina Solar Co. Ltd., Class A	11,239	116,555
Trip.com Group Ltd., ADR*	69,652	1,791,449
Unigroup Guoxin Microelectronics Co. Ltd., Class A	3,428	77,580
Uni-President China Holdings Ltd.	78,694	67,877
Universal Scientific Industrial Shanghai Co. Ltd., Class A	18,400	44,388
Vipshop Holdings Ltd., ADR*	35,685	414,303
Walvax Biotechnology Co. Ltd., Class A	6,070	38,435
Wanhua Chemical Group Co. Ltd., Class A	12,131	155,862
Want Want China Holdings Ltd.	261,042	184,253
Weibo Corp., ADR*	6,593	136,409
Weichai Power Co. Ltd., Class A	13,688	23,093
Weichai Power Co. Ltd., Class H	147,188	197,280
Wens Foodstuffs Group Co. Ltd., Class A*	15,686	53,974
Western Securities Co. Ltd., Class A	44,956	42,259
Will Semiconductor Co. Ltd., Class A	4,218	57,357
Wingtech Technology Co. Ltd., Class A	6,070	56,882
WuXi AppTec Co. Ltd., Class A	16,850	219,133
WuXi AppTec Co. Ltd., Class H, 144A	37,321	424,856
Wuxi Biologics Cayman, Inc., 144A*	387,505	3,441,154
Wuxi Shangji Automation Co. Ltd., Class A	1,900	37,173
XCMG Construction Machinery Co. Ltd., Class A*	133,389	100,813
Xiamen C & D, Inc., Class A	24,800	42,235
Xiaomi Corp., Class B, 144A*	960,913	1,415,259
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	27,287	50,785

	Number of Shares	Value
China (Continued)
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	100,138	$149,782
Xinyi Solar Holdings Ltd.	547,680	756,398
XPeng, Inc., ADR*	64,654	1,197,392
Yealink Network Technology Corp. Ltd., Class A	4,533	47,003
Yifeng Pharmacy Chain Co. Ltd., Class A	495	3,834
Yihai International Holding Ltd.*	33,109	83,607
Yihai Kerry Arawana Holdings Co. Ltd., Class A	7,184	47,605
Yonyou Network Technology Co. Ltd., Class A	20,100	58,578
YTO Express Group Co. Ltd., Class A	14,655	41,710
Yunda Holding Co. Ltd., Class A	8,618	21,053
Yunnan Aluminium Co. Ltd., Class A	18,868	27,617
Yunnan Baiyao Group Co. Ltd., Class A	7,847	59,602
Yunnan Energy New Material Co. Ltd., Class A	4,177	116,944
Yunnan Tin Co. Ltd., Class A	19,600	39,464
Zai Lab Ltd., ADR*	5,333	246,438
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,056	133,433
Zhejiang Century Huatong Group Co. Ltd., Class A*	78,886	52,411
Zhejiang Chint Electrics Co. Ltd., Class A	7,554	34,660
Zhejiang Dahua Technology Co. Ltd., Class A	33,468	71,562
Zhejiang Dingli Machinery Co. Ltd., Class A	2,700	15,361
Zhejiang Expressway Co. Ltd., Class H	70,040	53,363
Zhejiang Huayou Cobalt Co. Ltd., Class A	3,273	35,486
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	9,175	101,153
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	4,030	23,998
Zhejiang Juhua Co. Ltd., Class A	18,500	42,134
Zhejiang NHU Co. Ltd., Class A	13,516	44,056
Zhejiang Supor Co. Ltd., Class A	6,300	41,902
Zhejiang Weiming Environment Protection Co. Ltd., Class A	9,700	35,825
Zheshang Securities Co. Ltd., Class A	16,722	26,513
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	85,669	252,679
Zhongji Innolight Co. Ltd., Class A	8,800	37,429
Zhongsheng Group Holdings Ltd.	26,588	126,184
Zhuzhou CRRC Times Electric Co. Ltd.	30,023	145,738
Zhuzhou CRRC Times Electric Co. Ltd., Class A	2,832	25,380
Zhuzhou Kibing Group Co. Ltd., Class A	23,980	39,413
Zijin Mining Group Co. Ltd., Class A	87,452	111,637
Zijin Mining Group Co. Ltd., Class H	366,661	417,634
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	34,900	29,212
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	73,661	33,317
ZTE Corp., Class A	18,512	65,793
ZTE Corp., Class H	40,095	85,004

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2022

	Number of Shares	Value
China (Continued)
ZTO Express Cayman, Inc., ADR (a)	31,117	$810,598

(Cost $198,527,763)		148,854,566

Colombia — 0.1%
Bancolombia SA	24,943	192,857
Ecopetrol SA	160,799	82,050
Interconexion Electrica SA ESP	32,351	140,207

(Cost $480,123)		415,114

Cyprus — 0.0%
Polymetal International PLC (b) (Cost $548,412)	28,889	0

Czech Republic — 0.2%
CEZ AS	10,205	413,272
Komercni Banka AS	8,419	198,452
Moneta Money Bank AS, 144A (a)	38,464	121,994

(Cost $948,185)		733,718

Egypt — 0.1%
Commercial International Bank Egypt SAE	179,216	355,913
Egyptian Financial Group-Hermes Holding Co.*	72,041	48,040

(Cost $580,780)		403,953

Greece — 0.3%
Alpha Services and Holdings SA*	226,654	210,636
Eurobank Ergasias Services and Holdings SA*	267,923	250,551
Hellenic Telecommunications Organization SA	23,668	377,458
JUMBO SA	6,968	99,775
Mytilineos SA	8,644	135,769
National Bank of Greece SA*	55,185	178,904
Piraeus Financial Holdings SA*	72,432	76,330
Star Bulk Carriers Corp.	5,762	112,647
Terna Energy SA	4,772	85,077

(Cost $1,818,161)		1,527,147

Hong Kong — 0.7%
Beijing Enterprises Water Group Ltd.	245,438	63,167
BOC Hong Kong Holdings Ltd.	389,217	1,343,863
China Everbright Environment Group Ltd.	255,131	126,447
China Jinmao Holdings Group Ltd.	498,520	105,435
China Merchants Port Holdings Co. Ltd.	80,561	121,116
China Overseas Land & Investment Ltd.	314,986	850,787
China Resources Cement Holdings Ltd.	58,571	36,192
China Resources Land Ltd.	126,066	517,990
China State Construction International Holdings Ltd.	100,213	115,932
China Taiping Insurance Holdings Co. Ltd.	100,681	103,133
Guangdong Investment Ltd.	127,454	116,918
Orient Overseas International Ltd.	6,394	179,058

(Cost $3,875,096)		3,680,038

	Number of Shares	Value
Hungary — 0.1%
OTP Bank Nyrt	23,371	$496,345
Richter Gedeon Nyrt	8,891	178,885

(Cost $1,639,461)		675,230

India — 14.5%
Aarti Industries Ltd.	16,436	171,831
ABB India Ltd.	3,116	127,951
ACC Ltd.	6,089	176,230
Adani Green Energy Ltd.*	61,057	1,872,018
Adani Ports & Special Economic Zone Ltd.	76,389	809,621
Adani Transmission Ltd.*	25,064	1,249,349
Alkem Laboratories Ltd.	1,851	69,295
Ambuja Cements Ltd.	41,360	214,066
Apollo Hospitals Enterprise Ltd.	7,754	421,854
Ashok Leyland Ltd.	118,617	229,895
Asian Paints Ltd.	40,735	1,738,737
Astral Ltd.	6,452	169,903
AU Small Finance Bank Ltd., 144A	25,346	202,205
Aurobindo Pharma Ltd.	21,631	148,475
Avenue Supermarts Ltd., 144A*	14,980	854,281
Axis Bank Ltd.	202,118	1,911,593
Axis Bank Ltd., GDR	8,874	421,515
Bajaj Auto Ltd.	3,500	179,931
Bajaj Finance Ltd.	16,073	1,477,927
Bajaj Finserv Ltd.	2,395	511,267
Bajaj Holdings & Investment Ltd.	2,609	179,453
Balkrishna Industries Ltd.	6,765	174,199
Bandhan Bank Ltd., 144A*	69,084	242,139
Bank of Baroda	84,525	139,194
Berger Paints India Ltd.	27,192	230,552
Bharat Forge Ltd.	25,335	236,218
Bharti Airtel Ltd.	230,304	2,106,000
Biocon Ltd.	35,317	137,742
Bosch Ltd.	255	56,290
Britannia Industries Ltd.	4,327	204,089
Canara Bank	30,287	91,900
Cholamandalam Investment and Finance Co. Ltd.	37,973	377,708
Cipla Ltd.	49,572	647,864
Colgate-Palmolive India Ltd.	10,482	220,957
Container Corp. Of India Ltd.	19,022	166,752
Dabur India Ltd.	46,634	342,515
Dalmia Bharat Ltd.	8,311	160,696
Deepak Nitrite Ltd.	7,381	183,837
Divi’s Laboratories Ltd.	12,422	566,999
DLF Ltd.	39,961	196,138
Dr. Reddy’s Laboratories Ltd.	12,728	679,993
Eicher Motors Ltd.	5,119	216,384
Embassy Office Parks REIT	83,442	381,347
Gland Pharma Ltd., 144A*	5,501	163,943
Godrej Consumer Products Ltd.*	39,921	464,357
Godrej Properties Ltd.*	7,592	134,502
Grasim Industries Ltd.	22,477	474,854
Havells India Ltd.	14,828	259,673
HCL Technologies Ltd.	104,660	1,236,758
HDFC Asset Management Co. Ltd., 144A	2,651	69,226

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2022

	Number of Shares	Value
India (Continued)
HDFC Life Insurance Co. Ltd., 144A	80,730	$584,407
Hero MotoCorp Ltd.	8,649	308,883
Hindalco Industries Ltd.	80,210	443,154
Hindustan Unilever Ltd.	84,068	2,814,164
Honeywell Automation India Ltd.	156	84,815
Housing Development Finance Corp. Ltd.	108,320	3,335,014
ICICI Bank Ltd.	335,790	3,749,728
ICICI Lombard General Insurance Co. Ltd., 144A	20,537	332,978
ICICI Prudential Life Insurance Co. Ltd., 144A	31,501	235,728
IDFC First Bank Ltd.*	271,652	168,034
Indian Railway Catering & Tourism Corp. Ltd.	21,352	190,993
Indus Towers Ltd.	52,599	132,262
IndusInd Bank Ltd.	48,277	672,862
Info Edge India Ltd.	5,921	323,725
Infosys Ltd., ADR	145,546	2,663,492
Infosys Ltd.	281,313	5,285,628
InterGlobe Aviation Ltd., 144A*	4,009	101,756
JSW Energy Ltd.	44,367	190,432
JSW Steel Ltd.	57,633	483,719
Jubilant Foodworks Ltd.	35,352	274,200
Kansai Nerolac Paints Ltd.	11,187	71,142
Kotak Mahindra Bank Ltd.	71,343	1,719,823
L&T Technology Services Ltd., 144A	2,360	110,310
Larsen & Toubro Infotech Ltd., 144A	3,665	214,098
Laurus Labs Ltd., 144A	30,967	225,672
Linde India Ltd.	2,038	87,952
Lupin Ltd.	15,662	131,886
Macrotech Developers Ltd., 144A*	6,261	86,439
Mahindra & Mahindra Ltd.	65,107	1,072,332
Marico Ltd.	54,315	359,283
Maruti Suzuki India Ltd.	7,586	867,097
Max Financial Services Ltd.*	22,969	238,281
Max Healthcare Institute Ltd.*	29,603	144,647
Mindtree Ltd.	5,223	217,345
Mphasis Ltd.	5,326	142,835
MRF Ltd.	254	272,882
Muthoot Finance Ltd.	11,564	153,555
Nestle India Ltd.	2,217	555,961
NHPC Ltd.	230,042	111,173
NMDC Ltd.	52,600	80,928
Oberoi Realty Ltd.	9,399	119,099
Oracle Financial Services Software Ltd.	2,341	93,390
Page Industries Ltd.	374	240,254
Persistent Systems Ltd.	3,389	150,045
PI Industries Ltd.	6,519	281,917
Pidilite Industries Ltd.	9,910	341,271
Piramal Enterprises Ltd.	8,258	110,534
Piramal Pharma Ltd.* (b)	33,032	91,094
Polycab India Ltd.	3,340	103,832
Power Finance Corp. Ltd.	67,521	101,632
Power Grid Corp. of India Ltd.	174,065	502,973
Punjab National Bank	164,143	74,058
REC Ltd.	90,522	123,892
Samvardhana Motherson International Ltd.	56,750	87,777

	Number of Shares	Value
India (Continued)
SBI Cards & Payment Services Ltd.	17,072	$198,140
SBI Life Insurance Co. Ltd., 144A	34,441	576,096
Shree Cement Ltd.	616	171,122
Shriram Transport Finance Co. Ltd.	11,601	197,781
Siemens Ltd.	4,477	162,474
SRF Ltd.	11,293	361,481
State Bank of India	193,503	1,293,744
Steel Authority of India Ltd.	96,449	98,685
Sun Pharmaceutical Industries Ltd.	64,255	722,178
Tata Communications Ltd.	9,401	142,243
Tata Consultancy Services Ltd.	114,135	4,612,549
Tata Consumer Products Ltd.	51,391	523,656
Tata Elxsi Ltd.	3,075	349,042
Tata Motors Ltd.*	107,230	635,757
Tata Motors Ltd., Class A*	21,074	62,102
Tata Power Co. Ltd.	88,674	264,432
Tata Steel Ltd.	443,690	604,741
Tech Mahindra Ltd.	59,529	806,200
Titan Co. Ltd.	23,628	774,529
Torrent Pharmaceuticals Ltd.	8,064	157,361
Trent Ltd.	15,318	271,291
UltraTech Cement Ltd.	7,106	597,205
United Spirits Ltd.*	18,570	189,736
UPL Ltd.	27,331	264,597
Varun Beverages Ltd.	19,654	255,797
Vedanta Ltd.	47,386	161,167
Voltas Ltd.	18,068	227,663
Wipro Ltd.	167,532	871,941
Yes Bank Ltd.*	1,736,925	359,591
Zydus Lifesciences Ltd.	16,885	80,368

(Cost $74,522,762)		71,355,275

Indonesia — 2.1%
Aneka Tambang Tbk	377,938	50,672
PT Bank Central Asia Tbk	6,021,917	3,326,914
PT Bank Jago Tbk*	526,609	298,917
PT Bank Mandiri Persero Tbk	1,934,520	1,153,478
PT Bank Negara Indonesia Persero Tbk	467,346	268,427
PT Bank Rakyat Indonesia Persero Tbk	7,577,515	2,215,692
PT Barito Pacific Tbk	2,007,064	110,884
PT Chandra Asri Petrochemical Tbk	1,428,337	234,808
PT Charoen Pokphand Indonesia Tbk	468,846	185,580
PT Elang Mahkota Teknologi Tbk*	1,714,556	220,637
PT Indah Kiat Pulp & Paper Tbk	193,631	108,606
PT Indocement Tunggal Prakarsa Tbk	113,471	72,245
PT Indofood CBP Sukses Makmur Tbk	73,522	41,114
PT Indofood Sukses Makmur Tbk	276,048	115,776
PT Kalbe Farma Tbk	1,440,897	163,093
PT Merdeka Copper Gold Tbk*	1,059,411	305,493
PT Sarana Menara Nusantara Tbk	2,263,248	189,081
PT Semen Indonesia Persero Tbk	148,797	66,165
PT Telkom Indonesia Persero Tbk	3,120,898	958,821
PT Tower Bersama Infrastructure Tbk	151,700	28,822
PT Unilever Indonesia Tbk	567,860	175,609
PT Vale Indonesia Tbk*	164,188	67,478

(Cost $10,027,831)		10,358,312

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2022

	Number of Shares	Value
Kuwait — 0.8%
Agility Public Warehousing Co. KSC	116,136	$317,540
Boubyan Bank KSCP	94,771	256,970
Gulf Bank KSCP	154,371	175,450
Kuwait Finance House KSCP	332,054	970,445
Mabanee Co KPSC	40,423	108,819
Mobile Telecommunications Co. KSCP	217,049	426,415
National Bank of Kuwait SAKP	467,942	1,601,594

(Cost $3,461,420)		3,857,233

Malaysia — 0.9%
AMMB Holdings Bhd	162,900	152,144
Axiata Group Bhd	151,452	102,874
CIMB Group Holdings Bhd	442,458	530,890
DiGi.Com Bhd	88,800	74,405
Gamuda Bhd	72,322	61,729
Greatech Technology Bhd*	24,600	19,953
Hartalega Holdings Bhd	74,400	27,596
Hong Leong Bank Bhd	44,000	205,474
Hong Leong Financial Group Bhd	10,300	44,694
IHH Healthcare Bhd	74,700	103,483
Inari Amertron Bhd	223,700	135,455
IOI Corp. Bhd	87,400	82,606
Kuala Lumpur Kepong Bhd	15,700	81,175
Malayan Banking Bhd	275,257	551,683
Malaysia Airports Holdings Bhd*	40,700	53,381
Malaysian Pacific Industries Bhd	8,000	54,984
Maxis Bhd	87,200	75,013
MISC Bhd	67,700	107,400
MR DIY Group M Bhd, 144A	189,350	91,809
Nestle Malaysia Bhd	2,419	71,886
Petronas Chemicals Group Bhd	89,000	174,997
PPB Group Bhd	25,300	99,493
Press Metal Aluminium Holdings Bhd	205,500	219,482
Public Bank Bhd	701,200	737,940
QL Resources Bhd	53,600	61,079
RHB Bank Bhd	154,378	197,996
Sime Darby Bhd	121,400	62,117
Sime Darby Plantation Bhd	74,900	74,641
Telekom Malaysia Bhd	76,800	102,446
TIME dotCom Bhd	74,700	79,615
Top Glove Corp. Bhd	254,400	45,758
Westports Holdings Bhd	19,900	15,474

(Cost $4,830,903)		4,499,672

Mexico — 2.3%
Alfa SAB de CV, Class A	308,902	196,904
America Movil SAB de CV, Series L	2,991,763	2,554,125
Arca Continental SAB de CV	32,107	218,948
Cemex SAB de CV, Series CPO*	912,082	338,766
Coca-Cola Femsa SAB de CV	59,429	363,985
El Puerto de Liverpool SAB de CV, Class C1	12,703	56,744
Fibra Uno Administracion SA de CV REIT	189,921	199,156
Fomento Economico Mexicano SAB de CV	143,164	898,832
Gruma SAB de CV, Class B	6,359	69,411
Grupo Aeroportuario del Pacifico SAB de CV, Class B	24,440	348,567

	Number of Shares	Value
Mexico (Continued)
Grupo Aeroportuario del Sureste SAB de CV, Class B	7,158	$151,869
Grupo Bimbo SAB de CV, Series A	80,272	264,301
Grupo Elektra SAB DE CV	5,492	285,228
Grupo Financiero Banorte SAB de CV, Class O	315,653	1,867,362
Grupo Financiero Inbursa SAB de CV, Class O*	106,781	168,518
Grupo Mexico SAB de CV, Series B	209,205	793,464
Grupo Televisa SAB, Series CPO	283,642	358,078
Industrias Penoles SAB de CV	9,514	78,332
Kimberly-Clark de Mexico SAB de CV, Class A	176,864	239,987
Orbia Advance Corp. SAB de CV	77,359	146,241
Wal-Mart de Mexico SAB de CV	564,196	1,846,990

(Cost $13,300,123)		11,445,808

Peru — 0.2%
Credicorp Ltd. (c)	2,738	352,901
Credicorp Ltd.	1,733	224,129
InRetail Peru Corp., 144A	4,448	137,710
Intercorp Financial Services, Inc.	3,220	69,423

(Cost $739,095)		784,163

Philippines — 0.6%
ACEN Corp.	59,410	7,935
Ayala Land, Inc.	419,100	213,823
Bank of the Philippine Islands	204,310	345,459
BDO Unibank, Inc.	204,290	468,570
Globe Telecom, Inc.	3,035	113,390
International Container Terminal Services, Inc.	58,370	188,347
JG Summit Holdings, Inc.	130,540	119,021
Jollibee Foods Corp.	32,860	140,206
Metropolitan Bank & Trust Co.	109,300	102,381
PLDT, Inc.	8,645	258,480
SM Investments Corp.	29,490	436,403
SM Prime Holdings, Inc.	700,500	472,156
Universal Robina Corp.	58,400	126,877

(Cost $3,388,533)		2,993,048

Qatar — 1.3%
Commercial Bank PSQC	263,842	531,053
Industries Qatar QSC	198,080	987,205
Masraf Al Rayan QSC	491,221	609,820
Mesaieed Petrochemical Holding Co.	411,067	293,478
Ooredoo QPSC	72,339	180,363
Qatar International Islamic Bank QSC	64,615	211,317
Qatar Islamic Bank SAQ	143,788	1,011,165
Qatar National Bank QPSC	481,841	2,730,884

(Cost $5,834,245)		6,555,285

Russia — 0.0%
Alrosa PJSC (b)	246,725	0
MMC Norilsk Nickel PJSC (b)	5,593	0
Mobile TeleSystems PJSC, ADR (b)	25,457	0
Mobile TeleSystems PJSC (b)	32,151	0
Novolipetsk Steel PJSC (b)	121,611	0

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2022

	Number of Shares	Value
Russia (Continued)
PIK Group PJSC* (b)	21,692	$0
Polyus PJSC (b)	2,793	0
Sberbank of Russia PJSC* (b)	989,954	0
United Co RUSAL International PJSC* (b)	255,320	0
Yandex NV, Class A* (b)	28,401	0

(Cost $9,710,782)		0

Saudi Arabia — 3.3%
Advanced Petrochemical Co.	12,976	172,599
Al Rajhi Bank*	127,324	3,055,234
Alinma Bank	84,098	850,153
Almarai Co. JSC	34,317	483,852
Arab National Bank	56,331	449,569
Bank AlBilad*	43,962	591,774
Banque Saudi Fransi	52,328	692,556
Bupa Arabia for Cooperative Insurance Co.	5,594	244,654
Dr Sulaiman Al Habib Medical Services Group Co.	7,223	384,304
Etihad Etisalat Co.	32,021	311,777
Jarir Marketing Co.	5,195	237,707
Mouwasat Medical Services Co.	4,203	270,361
National Industrialization Co.*	34,215	145,088
Riyad Bank	97,193	917,891
Sahara International Petrochemical Co.	31,068	394,652
Saudi Basic Industries Corp.	57,475	1,532,055
Saudi British Bank	62,407	663,251
Saudi Industrial Investment Group	30,403	207,054
Saudi Kayan Petrochemical Co.*	62,131	242,970
Saudi National Bank	143,258	2,663,936
Saudi Telecom Co.	116,842	1,299,280
Savola Group	21,441	186,233
Yanbu National Petrochemical Co.	17,305	230,641

(Cost $14,600,336)		16,227,591

Singapore — 0.0%
BOC Aviation Ltd., 144A (Cost $87,313)	10,949	87,954

South Africa — 3.0%
Absa Group Ltd.	65,364	682,693
Anglo American Platinum Ltd.	3,027	212,890
AngloGold Ashanti Ltd. (a)	39,314	529,656
Aspen Pharmacare Holdings Ltd.	38,794	335,718
Bid Corp. Ltd.	35,691	680,655
Bidvest Group Ltd.	15,002	189,193
Capitec Bank Holdings Ltd.	4,029	483,060
Clicks Group Ltd.	15,285	267,257
Discovery Ltd.*	39,315	283,346
FirstRand Ltd.	407,398	1,533,802
Gold Fields Ltd.	76,339	621,348
Harmony Gold Mining Co. Ltd.	45,394	114,947
Impala Platinum Holdings Ltd.	53,020	561,108
Investec Ltd.	18,164	85,852
Kumba Iron Ore Ltd. (a)	2,409	53,780
MTN Group Ltd.	148,878	1,085,288
MultiChoice Group	30,304	205,548
Naspers Ltd., Class N	14,336	2,040,309

	Number of Shares	Value
South Africa (Continued)
Nedbank Group Ltd. (a)	42,752	$508,678
Northam Platinum Holdings Ltd.*	22,803	215,663
Old Mutual Ltd.	500,456	298,611
Pepkor Holdings Ltd., 144A	83,264	98,240
Rand Merchant Investment Holdings Ltd.	72,599	115,217
Sanlam Ltd.	183,541	574,171
Shoprite Holdings Ltd.	44,376	605,899
Sibanye Stillwater Ltd.	295,724	667,810
Standard Bank Group Ltd.	115,780	1,040,868
Vodacom Group Ltd.	62,462	462,297
Woolworths Holdings Ltd.	114,580	376,457

(Cost $17,946,436)		14,930,361

South Korea — 10.0%
Alteogen, Inc.*	2,238	106,583
Amorepacific Corp.	1,867	171,688
AMOREPACIFIC Group	1,617	42,192
BNK Financial Group, Inc.	19,948	100,072
Celltrion Healthcare Co. Ltd.	5,633	303,644
Celltrion Pharm, Inc.*	829	48,592
Celltrion, Inc.	5,798	821,443
Cheil Worldwide, Inc.	5,593	91,575
Chong Kun Dang Pharmaceutical Corp.	856	54,974
Chunbo Co. Ltd.	379	64,350
CJ CheilJedang Corp.	421	128,262
CJ Corp.	808	47,240
CJ ENM Co. Ltd.	544	39,980
Coway Co. Ltd.	3,295	156,922
CS Wind Corp.	1,866	95,843
Daewoo Engineering & Construction Co. Ltd.*	13,124	51,022
DB HiTek Co. Ltd.	2,758	95,882
DB Insurance Co. Ltd.	3,889	173,581
DL E&C Co. Ltd.	2,302	70,477
Dongsuh Cos., Inc.	2,983	54,528
Doosan Bobcat, Inc.	2,609	67,685
Doosan Fuel Cell Co. Ltd.*	3,358	96,154
Douzone Bizon Co. Ltd.	588	15,914
Ecopro BM Co. Ltd.	3,124	262,056
E-MART, Inc.	1,120	81,893
F&F Co. Ltd. / New	1,002	106,751
Fila Holdings Corp.	3,728	86,960
Genexine, Inc.*	2,018	45,941
Green Cross Corp.	405	49,658
GS Engineering & Construction Corp.	2,982	67,218
Hana Financial Group, Inc.	27,263	800,025
Hanjin Kal Corp.*	1,293	51,041
Hankook Tire & Technology Co. Ltd.	3,897	110,569
Hanmi Pharm. Co. Ltd.	381	87,734
Hanmi Science Co. Ltd.	1,892	61,249
Hanon Systems	11,187	86,147
Hansol Chemical Co. Ltd.	747	122,029
Hanssem Co. Ltd.	940	37,809
Hanwha Life Insurance Co. Ltd.*	28,391	49,032
Hanwha Solutions Corp.*	7,086	278,661
Helixmith Co. Ltd.*	1,045	12,930
HLB, Inc.*	4,850	178,763

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2022

	Number of Shares	Value
South Korea (Continued)
HMM Co. Ltd.	15,910	$264,661
Hugel, Inc.*	306	27,934
HYBE Co. Ltd.*	860	116,698
Hyosung Advanced Materials Corp.	152	48,184
Hyosung TNC Corp.	182	42,658
Hyundai Autoever Corp.	542	48,829
Hyundai Department Store Co. Ltd.	968	44,798
Hyundai Doosan Infracore Co. Ltd.*	11,988	55,300
Hyundai Elevator Co. Ltd.	2,611	57,196
Hyundai Engineering & Construction Co. Ltd.	6,315	227,568
Hyundai Glovis Co. Ltd.	1,121	147,925
Hyundai Marine & Fire Insurance Co. Ltd.	3,346	78,800
Hyundai Mipo Dockyard Co. Ltd.*	1,214	97,116
Hyundai Mobis Co. Ltd.	3,609	580,117
Hyundai Motor Co.	7,382	1,081,733
Hyundai Steel Co.	4,263	104,858
Iljin Materials Co. Ltd.	736	40,829
Industrial Bank of Korea	16,782	120,073
Kakao Corp.	17,554	963,301
Kakao Games Corp.*	2,226	87,872
KakaoBank Corp.*	10,271	209,636
Kakaopay Corp.*	1,811	84,217
KB Financial Group, Inc.	33,955	1,255,336
KCC Corp.	267	58,788
KEPCO Engineering & Construction Co., Inc.	906	49,854
KEPCO Plant Service & Engineering Co. Ltd.	1,770	54,719
Kia Corp.	14,295	863,546
KIWOOM Securities Co. Ltd.	1,489	95,292
KMW Co. Ltd.*	2,610	62,638
Korea Gas Corp.	2,008	65,304
Korea Investment Holdings Co. Ltd.	2,240	95,123
Korea Zinc Co. Ltd.	554	278,336
Korean Air Lines Co. Ltd.*	11,271	226,254
Krafton, Inc.*	1,666	307,031
KT Corp.	6,627	184,310
KT&G Corp.	10,049	625,081
Kumho Petrochemical Co. Ltd.	1,118	108,661
L&F Co. Ltd.*	1,969	339,318
LEENO Industrial, Inc.	687	73,757
LG Chem Ltd.	2,769	1,308,368
LG Corp.	6,572	402,904
LG Display Co. Ltd.	21,947	255,970
LG Electronics, Inc.	6,194	467,716
LG Energy Solution Ltd.*	1,928	666,667
LG H&H Co. Ltd.	908	483,343
LG Innotek Co. Ltd.	1,250	321,483
LG Uplus Corp.	22,570	194,053
Lotte Chemical Corp.	895	117,098
Lotte Shopping Co. Ltd.	917	67,736
LS Corp.	1,201	60,250
Mando Corp.	1,971	79,574
Meritz Financial Group, Inc.	813	18,721
Meritz Fire & Marine Insurance Co. Ltd.	3,187	91,377
Meritz Securities Co. Ltd.	17,585	63,632

	Number of Shares	Value
South Korea (Continued)
Mirae Asset Securities Co. Ltd.	28,445	$139,508
NAVER Corp.	13,877	2,489,985
NCSoft Corp.	813	230,063
Netmarble Corp., 144A	1,489	70,690
NH Investment & Securities Co. Ltd.	16,098	119,753
Orion Corp.	1,121	82,469
Pan Ocean Co. Ltd.	4,830	18,597
Pearl Abyss Corp.*	2,239	95,081
S-1 Corp.	961	41,815
Samsung Biologics Co. Ltd., 144A*	1,126	702,934
Samsung C&T Corp.	4,626	416,757
Samsung Electro-Mechanics Co. Ltd.	5,225	546,895
Samsung Electronics Co. Ltd.	310,052	13,838,813
Samsung Engineering Co. Ltd.*	7,907	138,626
Samsung Fire & Marine Insurance Co. Ltd.	3,247	473,377
Samsung Life Insurance Co. Ltd.	7,072	327,811
Samsung SDI Co. Ltd.	5,106	2,282,822
Samsung SDS Co. Ltd.	3,237	310,982
Samsung Securities Co. Ltd.	6,713	170,140
Seegene, Inc.	2,986	70,433
Shin Poong Pharmaceutical Co. Ltd.*	2,983	62,334
Shinhan Financial Group Co. Ltd.	47,658	1,304,088
Shinsegae, Inc.	375	62,661
SK Biopharmaceuticals Co. Ltd.*	2,240	119,909
SK Bioscience Co. Ltd.*	1,963	165,840
SK Chemicals Co. Ltd.	1,119	81,820
SK Hynix, Inc.	51,342	3,654,262
SK IE Technology Co. Ltd., 144A*	1,555	96,726
SK Innovation Co. Ltd.*	2,767	393,054
SK Square Co. Ltd.*	9,185	278,115
SK Telecom Co. Ltd.	5,747	223,856
SKC Co. Ltd.	766	69,582
Solus Advanced Materials Co. Ltd.	1,344	42,002
Soulbrain Co. Ltd.	376	60,945
SSANGYONG C&E Co. Ltd.	5,733	29,275
Studio Dragon Corp.*	733	41,594
Wemade Co. Ltd.	1,492	69,271
WONIK IPS Co. Ltd.	2,298	48,106
Woori Financial Group, Inc.	34,227	312,190
Yuhan Corp.	1,937	82,256

(Cost $65,862,876)		49,113,049

Taiwan — 18.8%
Accton Technology Corp.	40,554	377,727
Acer, Inc.	310,579	224,484
Advantech Co. Ltd.	24,556	264,217
ASE Technology Holding Co. Ltd.	351,138	985,205
Asia Cement Corp.	134,498	191,114
ASMedia Technology, Inc.	2,611	80,206
ASPEED Technology, Inc.	2,006	134,118
Asustek Computer, Inc.	69,533	582,535
AUO Corp.	863,056	474,947
Catcher Technology Co. Ltd.*	43,107	262,714
Cathay Financial Holding Co. Ltd.	805,689	1,179,251
Chailease Holding Co. Ltd.	147,113	952,156
Chang Hwa Commercial Bank Ltd.	575,246	333,572

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2022

	Number of Shares	Value
Taiwan (Continued)
Cheng Shin Rubber Industry Co. Ltd.	87,184	$101,542
Chicony Electronics Co. Ltd.	49,244	132,018
China Airlines Ltd.	200,772	150,393
China Development Financial Holding Corp.	1,792,524	789,152
China Development Financial Holding Corp.	207,773	57,886
China Steel Corp.	727,259	691,717
Chroma ATE, Inc.	30,496	188,862
Chunghwa Telecom Co. Ltd.	407,631	1,620,480
Compal Electronics, Inc.	422,992	316,158
CTBC Financial Holding Co. Ltd.	1,963,193	1,515,730
Delta Electronics, Inc.	201,521	1,741,274
E Ink Holdings, Inc.	69,000	542,932
E.Sun Financial Holding Co. Ltd.	1,364,764	1,264,438
Eclat Textile Co. Ltd.	19,253	281,797
eMemory Technology, Inc.	5,605	255,045
Eva Airways Corp.	170,224	188,749
Evergreen Marine Corp. Taiwan Ltd.	177,421	514,703
Far Eastern New Century Corp.	192,409	207,027
Far EasTone Telecommunications Co. Ltd.	175,364	430,956
Feng TAY Enterprise Co. Ltd.	43,856	247,827
First Financial Holding Co. Ltd.	1,114,168	971,866
Formosa Chemicals & Fibre Corp.	214,640	484,461
Formosa Plastics Corp.	300,962	900,785
Formosa Sumco Technology Corp.	6,070	36,495
Foxconn Technology Co. Ltd.	60,613	100,764
Fubon Financial Holding Co. Ltd.	727,124	1,371,233
Giant Manufacturing Co. Ltd.	17,090	134,474
Globalwafers Co. Ltd.	12,663	202,192
Highwealth Construction Corp.	79,731	126,784
Hiwin Technologies Corp.	16,964	115,648
Hon Hai Precision Industry Co. Ltd.	1,237,105	4,430,208
Hotai Motor Co. Ltd.	18,609	375,390
Hua Nan Financial Holdings Co. Ltd.	1,045,595	798,689
Innolux Corp.	977,635	388,645
Inventec Corp.	269,515	204,986
Largan Precision Co. Ltd.	5,568	357,633
Lite-On Technology Corp.	219,169	473,801
Macronix International Co. Ltd.	151,937	164,479
MediaTek, Inc.	95,354	2,089,564
Mega Financial Holding Co. Ltd.	1,109,860	1,309,042
Merida Industry Co. Ltd.	20,073	147,065
Micro-Star International Co. Ltd.	71,482	270,076
momo.com, Inc.	7,162	171,770
Nan Ya Plastics Corp.	308,138	695,493
Nan Ya Printed Circuit Board Corp.	13,944	123,921
Nanya Technology Corp.	116,457	204,314
Nien Made Enterprise Co. Ltd.	11,562	107,500
Novatek Microelectronics Corp.	34,386	297,683
Oneness Biotech Co. Ltd.*	22,720	220,949
Pegatron Corp.	174,548	364,723
Phison Electronics Corp.	8,051	82,659
Pou Chen Corp.	167,283	159,383
Powerchip Semiconductor Manufacturing Corp.	218,897	247,754

	Number of Shares	Value
Taiwan (Continued)
Powertech Technology, Inc.	68,856	$193,193
Quanta Computer, Inc.	278,331	725,147
Realtek Semiconductor Corp.	26,578	302,127
Ruentex Development Co. Ltd.	51,742	107,266
Ruentex Industries Ltd.	41,222	88,572
Shanghai Commercial & Savings Bank Ltd.	347,521	568,593
Shin Kong Financial Holding Co. Ltd.	1,501,777	433,696
Silicon Motion Technology Corp., ADR	2,806	216,371
Sino-American Silicon Products, Inc.	40,611	223,486
SinoPac Financial Holdings Co. Ltd.	1,080,839	616,100
Standard Foods Corp.	37,567	50,665
Synnex Technology International Corp.	68,635	125,826
TA Chen Stainless Pipe	134,000	174,117
Taishin Financial Holding Co. Ltd.	1,194,497	596,513
Taiwan Business Bank	343,682	145,094
Taiwan Cement Corp.	241,828	312,241
Taiwan Cooperative Financial Holding Co. Ltd.	624,093	566,938
Taiwan Fertilizer Co. Ltd.	50,080	103,492
Taiwan High Speed Rail Corp.	229,877	220,531
Taiwan Mobile Co. Ltd.	192,984	631,498
Taiwan Semiconductor Manufacturing Co. Ltd.	2,639,453	43,792,157
Tatung Co. Ltd.*	123,942	140,485
Teco Electric and Machinery Co. Ltd.	107,051	104,105
Tripod Technology Corp.	49,616	163,824
Unimicron Technology Corp.	104,796	521,613
Uni-President Enterprises Corp.	291,953	633,064
United Microelectronics Corp.*	1,230,588	1,661,673
Vanguard International Semiconductor Corp.	91,426	223,477
Voltronic Power Technology Corp.	5,343	304,562
Walsin Lihwa Corp.	227,624	296,893
Walsin Technology Corp.	27,937	85,360
Wan Hai Lines Ltd.	57,509	164,001
Win Semiconductors Corp.	32,837	192,572
Winbond Electronics Corp.	285,514	208,243
Wistron Corp.	276,505	251,637
Wiwynn Corp.	7,697	194,717
WPG Holdings Ltd.	87,190	147,238
Yageo Corp.	27,332	294,984
Yang Ming Marine Transport Corp.	149,850	388,441
Yuanta Financial Holding Co. Ltd.	1,267,318	845,226
Zhen Ding Technology Holding Ltd.	71,962	269,525

(Cost $113,574,655)		92,696,624

Thailand — 1.8%
Advanced Info Service PCL, NVDR	106,000	558,162
Airports of Thailand PCL, NVDR*	262,200	523,142
Asset World Corp. PCL, NVDR	815,900	125,308
Bangkok Bank PCL	54,100	203,269
Bangkok Bank PCL, NVDR	52,800	198,385
Bangkok Commercial Asset Management PCL, NVDR	196,200	99,008
Bangkok Dusit Medical Services PCL, NVDR	384,900	308,764

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2022

	Number of Shares	Value
Thailand (Continued)
Bangkok Expressway & Metro PCL	75,100	$18,022
Bangkok Expressway & Metro PCL, NVDR	728,600	174,844
Bangkok Life Assurance PCL, NVDR	43,200	42,060
Berli Jucker PCL, NVDR	83,500	76,716
BTS Group Holdings PCL, NVDR	773,900	178,286
Bumrungrad Hospital PCL, NVDR	36,600	216,815
Carabao Group PCL, NVDR	36,500	101,104
Central Pattana PCL, NVDR	106,500	202,266
Central Retail Corp. PCL	95,500	106,075
Central Retail Corp. PCL, NVDR	182,800	203,041
Charoen Pokphand Foods PCL, NVDR	256,300	182,758
Com7 PCL, NVDR	98,000	92,725
Dohome PCL, NVDR	105,300	43,896
Energy Absolute PCL, NVDR	172,700	403,776
Fabrinet*	2,368	243,525
Hana Microelectronics PCL, NVDR	52,100	61,084
Home Product Center PCL, NVDR	320,200	122,065
Indorama Ventures PCL, NVDR	109,700	130,121
Intouch Holdings PCL, Class F	15,900	31,724
Intouch Holdings PCL, NVDR	83,000	165,602
Jay Mart PCL, NVDR	44,100	62,892
JMT Network Services PCL, NVDR	64,300	137,550
Kasikornbank PCL, NVDR	171,900	723,665
KCE Electronics PCL, NVDR	65,200	97,007
Kerry Express Thailand PCL, NVDR*	70,800	42,135
Krung Thai Bank PCL, NVDR	291,500	135,107
Krungthai Card PCL	36,900	60,973
Krungthai Card PCL, NVDR	36,900	60,973
Land & Houses PCL, NVDR	247,900	60,509
Minor International PCL, NVDR*	196,083	176,118
Muangthai Capital PCL	600	699
Muangthai Capital PCL, NVDR	33,400	38,930
Osotspa PCL	30,500	26,140
Osotspa PCL, NVDR	109,700	94,018
PTT Exploration & Production PCL, NVDR	56,500	261,097
PTT Global Chemical PCL, NVDR	219,700	286,205
SCB X PCL, NVDR	115,100	348,812
SCG Packaging PCL	53,300	82,956
SCG Packaging PCL, NVDR	73,000	113,617
Siam Cement PCL, NVDR	26,000	255,276
Siam Global House PCL, NVDR	108,513	58,330
Siam Makro PCL, NVDR	125,600	118,840
Sri Trang Agro-Industry PCL, NVDR	62,480	38,726
Sri Trang Gloves Thailand PCL	73,500	28,624
Srisawad Corp. PCL, NVDR	70,700	94,525
Thai Union Group PCL, NVDR	209,800	100,692
Thonburi Healthcare Group PCL, NVDR	28,100	52,597
Tisco Financial Group PCL, NVDR	49,700	127,785
TMBThanachart Bank PCL, NVDR	2,811,377	97,921
Total Access Communication PCL, NVDR	37,700	44,459
True Corp. PCL, NVDR	1,202,700	150,410
VGI PCL, NVDR	510,900	61,371

(Cost $9,320,981)		8,851,502

Turkey — 0.6%
Akbank TAS	325,103	209,415
Aksa Akrilik Kimya Sanayii AS	16,142	49,017

	Number of Shares	Value
Turkey (Continued)
Anadolu Efes Biracilik Ve Malt Sanayii AS	26,867	$61,015
Arcelik AS	17,536	67,707
Aselsan Elektronik Sanayi Ve Ticaret AS	44,655	63,959
BIM Birlesik Magazalar AS	53,562	322,058
Borusan Yatirim ve Pazarlama AS	935	22,072
Coca-Cola Icecek AS	8,156	71,723
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	272,232	59,999
Eregli Demir ve Celik Fabrikalari TAS	115,435	182,595
Ford Otomotiv Sanayi AS	3,485	63,573
Hektas Ticaret TAS*	33,902	76,470
Is Gayrimenkul Yatirim Ortakligi AS REIT*	53,335	52,999
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	77,854	50,578
KOC Holding AS	33,699	84,495
Koza Altin Isletmeleri AS	4,957	43,128
Koza Anadolu Metal Madencilik Isletmeleri AS*	34,269	51,080
Petkim Petrokimya Holding AS*	67,645	53,612
Sasa Polyester Sanayi AS*	41,792	122,887
Tekfen Holding AS	30,454	49,846
Tofas Turk Otomobil Fabrikasi AS	7,121	34,579
Turk Hava Yollari AO*	52,692	211,701
Turk Telekomunikasyon AS	59,180	34,120
Turkcell Iletisim Hizmetleri AS	145,391	172,604
Turkiye Halk Bankasi AS*	86,760	41,104
Turkiye Is Bankasi AS, Class C	359,859	156,645
Turkiye Sise ve Cam Fabrikalari AS	150,325	204,735
Turkiye Vakiflar Bankasi TAO, Class D*	208,124	83,618
Ulker Biskuvi Sanayi AS*	26,328	26,047
Yapi ve Kredi Bankasi AS	392,626	151,919

(Cost $2,728,228)		2,875,300

United Arab Emirates — 2.1%
Abu Dhabi Commercial Bank PJSC	188,240	464,828
Aldar Properties PJSC	233,601	306,546
Dubai Islamic Bank PJSC	195,547	311,444
Emaar Properties PJSC	257,843	439,443
Emirates NBD Bank PJSC	162,914	592,124
Emirates Telecommunications Group Co. PJSC	376,849	2,638,831
First Abu Dhabi Bank PJSC	289,562	1,505,733
International Holding Co. PJSC*	41,613	3,840,625

(Cost $7,783,720)		10,099,574

TOTAL COMMON STOCKS (Cost $584,034,314)		479,013,464

PREFERRED STOCKS — 2.1%
Brazil — 1.3%
Alpargatas SA	19,396	77,270
Banco Bradesco SA	572,424	2,094,800
Bradespar SA	25,703	108,597
Braskem SA, Class A	12,468	73,277
Centrais Eletricas Brasileiras SA, Class B	28,530	263,769
Cia Energetica de Minas Gerais	154,707	361,311

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2022

	Number of Shares		Value
Brazil (Continued)
Gerdau SA		74,121	$333,623
Itau Unibanco Holding SA		528,148	2,631,056
Itausa SA		312,590	552,055
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A		38,948	60,290

(Cost $6,794,363)			6,556,048

Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B (Cost $489,969)		9,389	942,497

Colombia — 0.1%
Bancolombia SA		48,465	335,063
Grupo Aval Acciones y Valores SA		109,752	16,501

(Cost $426,029)			351,564

Russia — 0.0%
Sberbank of Russia PJSC (b) (Cost $275,893)		71,636	0

South Korea — 0.5%
Hyundai Motor Co.		1,493	101,799
Hyundai Motor Co. — 2nd Preferred		2,627	183,245
LG Chem Ltd.		411	92,491
LG Electronics, Inc.		997	35,257
Samsung Electronics Co. Ltd.		54,244	2,210,234

(Cost $3,756,204)			2,623,026

TOTAL PREFERRED STOCKS (Cost $11,742,458)			10,473,135

	Principal Amount
CORPORATE BONDS — 0.0%
India — 0.0%
Britannia Industries Ltd. Series N3, 5.50%, 6/3/24 (Cost $0)	INR	2,494	30

	Number of Shares	Value
WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)	746	$481

Thailand — 0.0%
BTS Group Holdings PCL*, expires 11/7/24	400	3
BTS Group Holdings PCL*, expires 11/20/26	800	5

(Cost $0)		8

TOTAL WARRANTS (Cost $0)		489

SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00% (d)(e) (Cost $1,366,731)	1,366,731	1,366,731

CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 2.24% (d) (Cost $1,859,521)	1,859,521	1,859,521

TOTAL INVESTMENTS — 100.0%
(Cost $599,003,024)		$492,713,370
Other assets and liabilities, net — 0.0%		67,842

NET ASSETS — 100.0%		$492,781,212

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2022	Value ($) at 8/31/2022
EXCHANGE-TRADED FUNDS — 0.0%
Xtrackers MSCI EAFE ESG Leaders Equity ETF (f)
3,087	—	(3,141)		297	(243)	—	—	—	—

SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00% (d)(e)
1,768,050	—	(401,319	)(g)	—	—	8,092	—	1,366,731	1,366,731

CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 2.24% (d)
3,753,775	33,109,751	(35,004,005)		—	—	5,632	—	1,859,521	1,859,521

5,524,912	33,109,751	(35,408,465)		297	(243)	13,724	—	3,226,252	3,226,252

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2022

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2022 amounted to $5,511,559, which is 1.1% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $4,316,668.

(f)	Affiliated fund advised by DBX Advisors LLC.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2022.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC:	Kuwait Shareholding Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
MSCI Emerging Markets Index Future	USD	65	$3,233,320	$3,191,175	9/16/2022	$(42,145)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

INR	Indian Rupee
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$478,777,100	$—	$236,364	$479,013,464
Preferred Stocks (a)	10,473,135	—	0	10,473,135
Corporate Bonds	—	30	—	30
Warrants (a)	489	—	—	489
Short-Term Investments (a)	3,226,252	—	—	3,226,252

TOTAL	$492,476,976	$30	$236,364	$492,713,370

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2022

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(42,145)	$—	$—	$(42,145)

TOTAL	$(42,145)	$—	$—	$(42,145)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the year ended August 31, 2022, the amount of transfers from Level 1 to Level 3 was $7,635,815 and between Level 3 and Level 1 was $26. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. The investments were transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs. Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF

August 31, 2022

	Number of Shares	Value
COMMON STOCKS — 98.7%
Australia — 8.4%
APA Group (a)	5,106	$38,820
Aristocrat Leisure Ltd.	2,558	62,605
ASX Ltd.	787	42,326
Aurizon Holdings Ltd.	7,763	19,851
Australia & New Zealand Banking Group Ltd.	12,552	196,453
BlueScope Steel Ltd.	1,973	22,615
Brambles Ltd.	5,883	49,930
Cochlear Ltd.	280	41,136
Coles Group Ltd.	5,717	68,823
Commonwealth Bank of Australia	7,211	481,843
Computershare Ltd.	2,326	39,386
Dexus REIT	4,620	27,650
Domino’s Pizza Enterprises Ltd.	257	11,197
Endeavour Group Ltd.	5,763	28,722
Evolution Mining Ltd.	7,728	12,662
Fortescue Metals Group Ltd.	7,049	89,013
Goodman Group REIT	7,003	94,434
GPT Group REIT	8,269	23,866
IDP Education Ltd.	891	17,720
Lendlease Corp. Ltd. (a)	2,856	20,108
Macquarie Group Ltd.	1,521	184,833
Mineral Resources Ltd.*	716	31,400
Mirvac Group REIT	16,665	23,992
Newcrest Mining Ltd.	3,757	45,666
Northern Star Resources Ltd.	4,966	26,827
Orica Ltd.	1,756	18,623
QBE Insurance Group Ltd.	6,252	51,733
Ramsay Health Care Ltd.	784	38,542
REA Group Ltd.	213	18,625
Santos Ltd.	13,312	72,004
Scentre Group REIT	22,273	44,892
SEEK Ltd.	1,385	19,806
Sonic Healthcare Ltd.	1,850	43,121
Stockland REIT	10,026	24,881
Suncorp Group Ltd.	5,419	40,493
Telstra Corp. Ltd.	16,899	45,993
Transurban Group (a)	12,804	122,538
Vicinity Centres REIT	15,305	20,303
Woodside Energy Group Ltd.	7,905	185,610

(Cost $2,504,616)		2,449,042

Austria — 0.2%
OMV AG	625	25,315
Verbund AG	291	27,901
voestalpine AG	455	9,205

(Cost $75,813)		62,421

Belgium — 0.4%
D’ieteren Group	107	16,214
KBC Group NV	1,031	49,120
Solvay SA	300	24,326
Umicore SA (b)	898	28,670

(Cost $166,554)		118,330

	Number of Shares	Value
Chile — 0.1%
Antofagasta PLC (Cost $34,939)	1,693	$21,689

Denmark — 4.5%
A.P. Moller — Maersk A/S, Class A	14	32,860
A.P. Moller — Maersk A/S, Class B	22	52,811
Chr Hansen Holding A/S	435	25,419
Coloplast A/S, Class B	506	58,028
Demant A/S*	411	12,697
Genmab A/S*	274	97,800
GN Store Nord AS	544	15,468
Novo Nordisk A/S, Class B	6,973	747,144
Novozymes A/S, Class B	855	49,199
Orsted AS, 144A	784	77,051
Pandora A/S	406	24,542
Vestas Wind Systems A/S	4,212	106,161

(Cost $1,157,164)		1,299,180

Finland — 1.8%
Elisa OYJ	595	31,866
Kesko OYJ, Class B	1,179	24,873
Neste OYJ	1,762	87,260
Nordea Bank Abp	13,924	129,835
Orion OYJ, Class B	409	18,577
Sampo OYJ, Class A	2,090	94,782
Stora Enso OYJ, Class R	2,358	35,270
UPM-Kymmene OYJ	2,272	77,425
Wartsila OYJ Abp	1,893	15,673

(Cost $552,978)		515,561

France — 10.4%
Accor SA*	740	17,762
Air Liquide SA	2,190	275,710
Alstom SA	1,373	28,386
AXA SA	7,873	186,240
BioMerieux	177	16,243
BNP Paribas SA	4,653	217,495
Bouygues SA	950	27,990
Bureau Veritas SA	1,225	30,512
Carrefour SA	2,633	44,056
Cie Generale des Etablissements Michelin SCA	2,828	69,116
Covivio REIT	202	11,334
Danone SA	2,717	143,462
Eiffage SA	357	31,540
EssilorLuxottica SA	1,218	182,795
Gecina SA REIT	185	16,547
Kering SA	313	158,313
Klepierre SA REIT*	857	17,666
L’Oreal SA	1,015	350,332
Orange SA	8,305	84,329
Publicis Groupe SA	953	46,717
Schneider Electric SE	2,261	270,052
SEB SA	106	7,888
Societe Generale SA	3,309	73,468
Teleperformance	243	69,468
TotalEnergies SE	10,504	535,403
Unibail-Rodamco-Westfield REIT*	504	26,049

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

August 31, 2022

	Number of Shares	Value
France (Continued)
Valeo	883	$16,994
Vivendi SE	3,078	28,023
Worldline SA, 144A*	1,021	43,931

(Cost $3,484,346)		3,027,821

Germany — 5.4%
adidas AG	718	107,056
Allianz SE	1,709	289,702
Bayerische Motoren Werke AG	1,377	101,730
Beiersdorf AG	427	43,195
Brenntag SE	645	42,430
Carl Zeiss Meditec AG	172	21,481
Commerzbank AG*	4,473	29,821
Delivery Hero SE, 144A* (b)	664	27,709
Deutsche Boerse AG	799	135,338
Evonik Industries AG	901	16,847
GEA Group AG	658	22,953
HeidelbergCement AG	620	28,117
HelloFresh SE*	676	16,219
Henkel AG & Co. KGaA	446	27,940
LEG Immobilien SE	319	24,160
Merck KGaA	536	92,380
MTU Aero Engines AG	229	40,516
Puma SE	451	27,673
SAP SE	4,377	373,846
Symrise AG	547	57,396
Telefonica Deutschland Holding AG	4,475	11,632
Zalando SE, 144A*	951	22,100

(Cost $2,088,032)		1,560,241

Hong Kong — 2.8%
AIA Group Ltd.	50,702	490,622
BOC Hong Kong Holdings Ltd.	15,829	54,653
Chow Tai Fook Jewellery Group Ltd.	8,210	16,590
CK Infrastructure Holdings Ltd.	2,432	14,811
Hang Seng Bank Ltd.	3,208	50,273
HKT Trust & HKT Ltd. (a)	16,794	22,552
Hong Kong & China Gas Co. Ltd.	47,155	46,561
MTR Corp. Ltd.	6,511	33,389
Sino Land Co. Ltd.	14,020	20,542
Swire Pacific Ltd., Class A	2,043	14,147
Swire Properties Ltd.	4,791	11,073
WH Group Ltd., 144A	35,724	24,396

(Cost $881,641)		799,609

Ireland — 1.1%
CRH PLC	3,211	118,805
DCC PLC	402	23,215
James Hardie Industries PLC CDI	1,878	43,143
Kerry Group PLC, Class A	682	70,533
Kingspan Group PLC	629	35,824
Smurfit Kappa Group PLC	1,052	35,490

(Cost $392,213)		327,010

Israel — 0.2%
Bank Leumi Le-Israel BM (Cost $51,511)	6,224	66,161

	Number of Shares	Value
Italy — 1.2%
Amplifon SpA	519	$13,595
Enel SpA	34,118	161,090
Intesa Sanpaolo SpA	69,366	120,181
Nexi SpA, 144A*	2,247	18,532
Prysmian SpA	1,091	33,581

(Cost $508,902)		346,979

Japan — 23.2%
Aeon Co. Ltd.	2,800	54,990
Ajinomoto Co., Inc.	2,000	55,704
ANA Holdings, Inc.*	600	11,632
Asahi Kasei Corp.	5,300	39,112
Astellas Pharma, Inc.	7,700	110,230
Azbil Corp.	500	14,391
Bridgestone Corp.	2,400	92,676
Chugai Pharmaceutical Co. Ltd.	2,798	72,844
Dai Nippon Printing Co. Ltd.	965	20,445
Daifuku Co. Ltd.	416	24,577
Dai-ichi Life Holdings, Inc.	4,100	71,190
Daiichi Sankyo Co. Ltd.	7,400	224,042
Daikin Industries Ltd.	1,121	198,000
Daiwa House Industry Co. Ltd.	2,500	56,555
Denso Corp.	1,860	102,657
Eisai Co. Ltd.	1,058	43,480
FANUC Corp.	771	125,334
Fast Retailing Co. Ltd.	239	141,288
FUJIFILM Holdings Corp.	1,550	79,510
Fujitsu Ltd.	800	95,596
Hankyu Hanshin Holdings, Inc.	1,000	30,189
Hikari Tsushin, Inc.	90	11,459
Hirose Electric Co. Ltd.	121	17,326
Hitachi Construction Machinery Co. Ltd.	400	8,307
Hitachi Metals Ltd.*	1,000	15,098
Hoshizaki Corp.	400	11,975
Hoya Corp.	1,550	159,333
Hulic Co. Ltd.	1,700	12,999
Ibiden Co. Ltd.	500	16,159
Inpex Corp.	4,400	50,911
Isuzu Motors Ltd.	2,400	29,969
Ito En Ltd.	200	8,858
ITOCHU Corp.	5,000	138,611
Japan Real Estate Investment Corp. REIT	5	23,264
JFE Holdings, Inc. (b)	2,100	22,723
JSR Corp.	700	15,805
Kajima Corp.	1,800	19,075
Kao Corp.	1,984	86,659
KDDI Corp.	6,800	209,801
Keio Corp.	439	16,847
Kikkoman Corp.	600	37,050
Komatsu Ltd.	3,900	82,431
Kubota Corp.	4,400	69,051
Kurita Water Industries Ltd.	400	15,755
Lixil Corp.	1,300	22,873
Marubeni Corp.	6,700	70,178
Mazda Motor Corp.	2,400	21,312
McDonald’s Holdings Co. Japan Ltd.	400	14,341
MEIJI Holdings Co. Ltd.	400	19,131

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

August 31, 2022

	Number of Shares	Value
Japan (Continued)
Mitsubishi Chemical Group Corp.	5,100	$26,967
Mitsubishi Estate Co. Ltd.	4,900	66,453
Mitsui & Co. Ltd.	5,900	139,004
Mitsui Chemicals, Inc.	800	18,150
MS&AD Insurance Group Holdings, Inc. (b)	1,900	57,031
Murata Manufacturing Co. Ltd.	2,400	130,782
Nintendo Co. Ltd.	452	185,821
Nippon Building Fund, Inc. REIT	6	30,038
NIPPON EXPRESS HOLDINGS, Inc.	350	19,416
Nippon Paint Holdings Co. Ltd.	3,650	28,594
Nippon Prologis REIT, Inc. REIT	10	25,284
Nippon Steel Corp.	3,200	50,981
Nippon Yusen KK (b)	670	51,667
Nissin Foods Holdings Co. Ltd.	250	17,962
Nitori Holdings Co. Ltd.	394	38,057
Nitto Denko Corp.	550	34,200
Nomura Holdings, Inc.	12,400	45,065
Nomura Real Estate Holdings, Inc.	500	12,353
Nomura Research Institute Ltd.	1,400	38,276
NTT Data Corp.	2,700	38,448
Obayashi Corp.	2,500	17,421
Odakyu Electric Railway Co. Ltd.	1,300	17,921
Omron Corp.	813	43,340
Open House Group Co. Ltd.	300	11,838
Oriental Land Co. Ltd.	835	125,589
ORIX Corp.	4,900	81,157
Osaka Gas Co. Ltd.	1,600	27,054
Pan Pacific International Holdings Corp.	1,500	27,106
Panasonic Holdings Corp.	9,400	76,827
Rakuten Group, Inc.	3,800	18,531
Recruit Holdings Co. Ltd.	6,100	197,268
Rohm Co. Ltd.	390	29,596
SCSK Corp.	700	11,513
Sekisui Chemical Co. Ltd.	1,600	21,999
Sekisui House Ltd.	2,600	44,526
Seven & i Holdings Co. Ltd. (b)	3,100	123,732
SG Holdings Co. Ltd.	1,300	21,747
Sharp Corp.	1,100	7,959
Shimadzu Corp.	1,040	30,684
Shimizu Corp.	2,400	13,262
Shin-Etsu Chemical Co. Ltd.	1,635	192,426
Shionogi & Co. Ltd.	1,200	58,898
SoftBank Corp.	12,000	132,400
Sompo Holdings, Inc.	1,340	57,737
Sony Group Corp.	5,305	426,122
Sumitomo Chemical Co. Ltd.	6,400	25,392
Sumitomo Electric Industries Ltd.	2,800	32,368
Sumitomo Metal Mining Co. Ltd.	1,053	33,461
Sumitomo Mitsui Trust Holdings, Inc.	1,500	46,918
Sumitomo Realty & Development Co. Ltd.	1,300	32,072
Suntory Beverage & Food Ltd.	500	18,395
Sysmex Corp.	650	40,339
Taisei Corp.	774	23,646
TDK Corp.	1,625	57,615
Terumo Corp.	2,650	86,138
Tobu Railway Co. Ltd.	800	19,015

	Number of Shares	Value
Japan (Continued)
Tokyo Electron Ltd.	611	$194,639
Tokyo Gas Co. Ltd.	1,700	32,032
Tokyu Corp.	2,100	25,132
Toray Industries, Inc.	6,000	34,578
Tosoh Corp.	1,000	13,035
TOTO Ltd.	500	17,439
Unicharm Corp.	1,700	59,489
USS Co. Ltd.	1,000	17,775
West Japan Railway Co.	950	37,226
Yamaha Corp.	519	20,442
Yamaha Motor Co. Ltd.	1,300	27,186
Yaskawa Electric Corp.	1,001	33,072
Yokogawa Electric Corp.	1,000	17,638
Z Holdings Corp.	11,400	34,128
ZOZO, Inc.	500	11,217

(Cost $7,249,098)		6,753,332

Luxembourg — 0.1%
Tenaris SA (Cost $24,760)	2,019	27,915

Netherlands — 5.9%
Akzo Nobel NV	745	47,226
ASML Holding NV	1,716	836,275
IMCD NV	244	33,810
ING Groep NV	16,383	144,411
JDE Peet’s NV	435	13,437
Koninklijke Ahold Delhaize NV	4,345	119,714
Koninklijke DSM NV	729	93,353
Koninklijke KPN NV	14,165	45,152
NN Group NV	1,193	49,149
Prosus NV* (b)	3,479	216,020
Randstad NV	499	23,327
Wolters Kluwer NV	1,109	108,661

(Cost $1,831,199)		1,730,535

New Zealand — 0.5%
Auckland International Airport Ltd.*	5,384	24,955
Fisher & Paykel Healthcare Corp. Ltd.	2,431	29,302
Mercury NZ Ltd.	2,937	10,444
Meridian Energy Ltd.	5,310	16,294
Spark New Zealand Ltd.	7,735	25,703
Xero Ltd.*	577	34,711

(Cost $177,314)		141,409

Norway — 1.5%
Aker BP ASA	1,349	47,263
DNB Bank ASA	3,859	73,881
Equinor ASA	4,093	157,836
Gjensidige Forsikring ASA	862	17,546
Mowi ASA	1,771	36,458
Norsk Hydro ASA	5,631	38,867
Orkla ASA	3,103	26,083
Salmar ASA	252	16,747
Telenor ASA	2,936	32,247

(Cost $434,960)		446,928

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

August 31, 2022

	Number of Shares	Value
Portugal — 0.2%
Galp Energia SGPS SA	2,121	$23,023
Jeronimo Martins SGPS SA	1,214	26,979

(Cost $51,705)		50,002

Singapore — 0.9%
CapitaLand Integrated Commercial Trust REIT	23,065	34,223
Capitaland Investment Ltd.	11,300	29,888
City Developments Ltd.	1,800	10,490
Grab Holdings Ltd., Class A*	4,641	13,227
Keppel Corp. Ltd.	6,300	32,830
Singapore Airlines Ltd.*	5,750	21,927
Singapore Exchange Ltd.	3,700	25,169
United Overseas Bank Ltd.	5,000	97,950
UOL Group Ltd.	2,000	9,920

(Cost $273,339)		275,624

Spain — 2.1%
Banco Bilbao Vizcaya Argentaria SA	27,956	126,261
Iberdrola SA	25,212	263,280
Industria de Diseno Textil SA	4,573	99,095
Naturgy Energy Group SA	623	17,215
Red Electrica Corp. SA	1,751	32,107
Repsol SA	6,053	79,034

(Cost $672,740)		616,992

Sweden — 3.1%
Alfa Laval AB	1,256	33,723
Alleima AB*	887	3,570
Assa Abloy AB, Class B	4,163	84,840
Atlas Copco AB, Class A	11,275	115,303
Atlas Copco AB, Class B	6,399	58,687
Boliden AB	1,165	37,640
Electrolux AB, Class B	975	12,401
Epiroc AB, Class A	2,675	41,169
Epiroc AB, Class B	1,680	22,988
EQT AB	1,265	28,588
Essity AB, Class B	2,505	55,856
H & M Hennes & Mauritz AB, Class B (b)	2,970	31,020
Holmen AB, Class B	402	17,338
Husqvarna AB, Class B	1,790	12,121
Nibe Industrier AB, Class B	6,489	61,178
Sandvik AB	4,435	69,633
SKF AB, Class B	1,604	24,219
Svenska Cellulosa AB SCA, Class B	2,447	36,901
Tele2 AB, Class B	2,432	25,982
Telefonaktiebolaget LM Ericsson, Class B	12,431	93,502
Telia Co. AB	11,122	39,307

(Cost $1,122,876)		905,966

Switzerland — 8.6%
ABB Ltd.	7,024	194,106
Adecco Group AG	660	20,998
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	10	105,948
Cie Financiere Richemont SA, Class A	2,234	251,452
Clariant AG*	930	17,257
Coca-Cola HBC AG*	882	20,218

	Number of Shares	Value
Switzerland (Continued)
Geberit AG	154	$71,465
Givaudan SA	40	128,244
Kuehne + Nagel International AG	233	53,956
Lonza Group AG	319	171,079
Roche Holding AG	2,962	957,236
SGS SA	27	59,647
Sika AG	622	140,467
Sonova Holding AG	230	60,967
Straumann Holding AG	477	52,639
Swiss Life Holding AG	136	71,404
Swiss Re AG	1,289	100,616
Temenos AG	273	22,429

(Cost $2,656,545)		2,500,128

United Kingdom — 16.1%
abrdn PLC	9,181	15,688
Ashtead Group PLC	1,883	93,120
Associated British Foods PLC	1,455	25,819
AstraZeneca PLC	6,532	809,012
Barratt Developments PLC	4,105	20,410
Berkeley Group Holdings PLC	486	20,669
British Land Co. PLC REIT	3,785	18,973
BT Group PLC	28,732	50,383
Bunzl PLC	1,447	48,172
Burberry Group PLC	1,693	34,435
CNH Industrial NV	4,192	51,342
Coca-Cola Europacific Partners PLC	882	43,368
Compass Group PLC	7,576	163,879
Croda International PLC	570	44,610
Ferguson PLC	911	105,856
GSK PLC	17,069	273,970
HSBC Holdings PLC	85,014	523,101
Informa PLC	6,326	40,250
InterContinental Hotels Group PLC	784	42,794
Intertek Group PLC	687	31,648
J Sainsbury PLC	7,320	17,325
Johnson Matthey PLC	811	19,015
Kingfisher PLC	8,809	23,791
Land Securities Group PLC REIT	2,968	22,469
Legal & General Group PLC	24,746	72,706
Lloyds Banking Group PLC	296,688	151,485
Mondi PLC	2,030	34,629
National Grid PLC	15,274	191,591
Next PLC	537	36,316
Ocado Group PLC*	2,422	20,460
Pearson PLC	2,918	29,295
Persimmon PLC	1,362	23,392
Prudential PLC	11,485	120,757
Reckitt Benckiser Group PLC	3,011	232,919
RELX PLC	8,058	212,092
Rentokil Initial PLC	7,869	47,705
Schroders PLC	525	16,421
Segro PLC REIT	5,134	56,334
Spirax-Sarco Engineering PLC	312	38,247
St James’s Place PLC	2,221	28,609
Taylor Wimpey PLC	15,575	19,627
Tesco PLC	31,619	91,501

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

August 31, 2022

	Number of Shares	Value
United Kingdom (Continued)
Unilever PLC	10,776	$492,217
Vodafone Group PLC	113,134	152,284
Whitbread PLC	816	23,775
WPP PLC	4,653	40,304

(Cost $5,349,887)		4,672,765

TOTAL COMMON STOCKS (Cost $31,743,132)		28,715,640

PREFERRED STOCKS — 0.2%
Germany — 0.2%
Bayerische Motoren Werke AG	249	17,339
Henkel AG & Co. KGaA	749	48,383

(Cost $89,826)		65,722

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)	1,880	1,214

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 0.2%
iShares Trust iShares ESG Aware MSCI EAFE ETF (b) (Cost $55,081)	850	$52,742

SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00% (c)(d) (Cost $112,126)	112,126	112,126

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.24% (c) (Cost $29,931)	29,931	29,931

TOTAL INVESTMENTS — 99.6% (Cost $32,030,096)		$28,977,375
Other assets and liabilities, net — 0.4%		128,817

NET ASSETS — 100.0%		$29,106,192

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2022	Value ($) at 8/31/2022
SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00% (c)(d)
61,137	50,989	(e)	—	—	—	1,603	—	112,126	112,126

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.24% (c)
2,532	1,930,135		(1,902,736)	—	—	211	—	29,931	29,931

63,669	1,981,124		(1,902,736)	—	—	1,814	—	142,057	142,057

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2022 amounted to $534,846, which is 1.8% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $460,188.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2022.

CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

August 31, 2022

At August 31, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
EURO STOXX 50 Futures	EUR	5	$180,665	$176,977	9/16/2022	$(3,688)
MINI TOPIX Index Futures	JPY	5	69,666	70,766	9/08/2022	1,100

Total net unrealized depreciation						$(2,588)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro
JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$28,715,640	$—	$—	$28,715,640
Preferred Stocks	65,722	—	—	65,722
Warrants	1,214	—	—	1,214
Exchange-Traded Funds	52,742	—	—	52,742
Short-Term Investments (a)	142,057	—	—	142,057
Derivatives (b)
Futures Contracts	1,100	—	—	1,100

TOTAL	$28,978,475	$—	$—	$28,978,475

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(3,688)	$—	$—	$(3,688)

TOTAL	$(3,688)	$—	$—	$(3,688)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

August 31, 2022

	Number of Shares	Value
COMMON STOCKS — 95.9%
Brazil — 2.7%
Americanas SA	4,518	$14,249
Atacadao SA	2,632	10,033
Banco Bradesco SA	10,069	30,784
Banco Santander Brasil SA	2,249	12,749
CCR SA	8,443	22,472
Cia de Saneamento Basico do Estado de Sao Paulo	2,209	20,956
Cosan SA	8,300	32,008
Energisa SA	877	7,159
Equatorial Energia SA	7,020	32,763
Hapvida Participacoes e Investimentos SA, 144A	29,558	41,533
Hypera SA	2,668	22,179
Klabin SA	4,950	17,990
Localiza Rent a Car SA	4,999	58,683
Lojas Renner SA	6,882	35,161
Natura & Co. Holding SA	6,235	17,354
Petro Rio SA*	4,841	25,518
Raia Drogasil SA	7,258	30,483
Rede D’Or Sao Luiz SA, 144A	2,789	17,942
Rumo SA	8,918	34,787
Telefonica Brasil SA	3,601	28,594
TIM SA	5,681	12,972
TOTVS SA	3,549	19,557
Ultrapar Participacoes SA	5,137	13,415
WEG SA	11,502	62,805

(Cost $682,198)		622,146

Chile — 0.3%
Cencosud SA	10,134	14,226
Empresas CMPC SA	7,215	13,741
Empresas Copec SA	2,620	22,692
Enel Americas SA	159,735	17,377
Falabella SA	5,178	12,252

(Cost $94,138)		80,288

China — 29.6%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	700	2,068
3SBio, Inc., 144A	7,850	5,231
AAC Technologies Holdings, Inc.	4,413	8,220
Air China Ltd., Class A*	2,300	3,440
Air China Ltd., Class H*	12,626	10,151
Airtac International Group*	1,000	27,072
Alibaba Group Holding Ltd.*	102,561	1,232,219
A-Living Smart City Services Co. Ltd., 144A	2,520	2,607
Angel Yeast Co. Ltd., Class A	200	1,409
Anjoy Foods Group Co. Ltd., Class A	100	2,250
Baidu, Inc., Class A*	14,880	268,258
Baoshan Iron & Steel Co. Ltd., Class A	9,400	7,268
BBMG Corp., Class A	2,500	950
Beijing Capital International Airport Co. Ltd., Class H*	11,410	7,181
Beijing Easpring Material Technology Co. Ltd., Class A	200	2,281

	Number of Shares	Value
China (Continued)
BYD Co. Ltd., Class A	657	$27,446
BYD Co. Ltd., Class H	5,567	171,787
By-health Co. Ltd., Class A	300	812
CanSino Biologics, Inc., Class A	26	474
CanSino Biologics, Inc., Class H, 144A	334	2,096
CECEP Solar Energy Co. Ltd., Class A*	3,400	3,985
Chengxin Lithium Group Co. Ltd., Class A	300	2,314
China Baoan Group Co. Ltd., Class A	2,000	4,282
China Communications Services Corp. Ltd., Class H	14,512	6,231
China Conch Venture Holdings Ltd.	11,502	23,535
China Construction Bank Corp., Class H	646,551	401,167
China Eastern Airlines Corp. Ltd., Class A*	4,800	3,419
China Feihe Ltd., 144A*	24,846	20,608
China Jushi Co. Ltd., Class A	1,028	2,149
China Lesso Group Holdings Ltd.	8,459	10,088
China Medical System Holdings Ltd.	9,010	13,362
China Merchants Bank Co. Ltd., Class A	8,200	41,693
China Merchants Bank Co. Ltd., Class H	26,250	134,781
China Resources Mixc Lifestyle Services Ltd., 144A	4,724	21,487
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	400	2,291
China Southern Airlines Co. Ltd., Class A*	3,674	3,432
China Southern Airlines Co. Ltd., Class H*	11,673	6,321
China Suntien Green Energy Corp. Ltd., Class H	10,166	4,572
China Three Gorges Renewables Group Co. Ltd., Class A	11,638	10,298
China Vanke Co. Ltd., Class A	3,479	8,393
China Vanke Co. Ltd., Class H	11,501	22,507
CIFI Holdings Group Co. Ltd. (a)	24,957	6,359
CITIC Ltd.	40,325	41,667
CMOC Group Ltd., Class A	7,024	5,013
CMOC Group Ltd., Class H	23,186	10,398
Contemporary Amperex Technology Co. Ltd., Class A*	953	66,772
Country Garden Services Holdings Co. Ltd.	14,362	28,472
CSPC Pharmaceutical Group Ltd.	58,811	59,869
Dali Foods Group Co. Ltd., 144A	14,303	6,542
ENN Energy Holdings Ltd.	5,474	79,786
ENN Natural Gas Co. Ltd., Class A	800	2,384
Eve Energy Co. Ltd., Class A	694	9,563
Fosun International Ltd.	17,779	13,115
Ganfeng Lithium Co. Ltd., Class A	630	7,832
Ganfeng Lithium Co. Ltd., Class H, 144A	2,530	22,354
GEM Co. Ltd., Class A	1,200	1,454
Genscript Biotech Corp.*	8,042	26,076
Gotion High-tech Co. Ltd., Class A	500	2,492
Greentown Service Group Co. Ltd.	8,956	6,504
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	300	1,184
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	200	1,934

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2022

	Number of Shares	Value
China (Continued)
Hansoh Pharmaceutical Group Co. Ltd., 144A	8,369	$16,740
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,500	5,834
Huadong Medicine Co. Ltd., Class A	600	3,670
Huatai Securities Co. Ltd., Class A	4,200	8,006
Huatai Securities Co. Ltd., Class H, 144A	7,940	10,642
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,404	12,464
Jafron Biomedical Co. Ltd., Class A	200	1,362
Jiangsu Eastern Shenghong Co. Ltd., Class A	1,600	4,470
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,100	3,552
Jinke Properties Group Co. Ltd., Class A*	1,400	508
Jinxin Fertility Group Ltd., 144A	8,531	5,576
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	800	3,992
Kingdee International Software Group Co. Ltd.*	18,044	35,220
Kingfa Sci & Tech Co. Ltd., Class A	2,600	4,055
Lenovo Group Ltd.	49,138	40,693
Li Auto, Inc., ADR*	3,727	107,226
Logan Group Co. Ltd. (a)	7,124	781
Longfor Group Holdings Ltd., 144A	12,662	41,299
Meituan, Class B, 144A*	29,530	714,091
Microport Scientific Corp.*	4,479	8,971
Ming Yang Smart Energy Group Ltd., Class A	600	2,335
NetEase, Inc.	13,965	252,296
Orient Securities Co. Ltd., Class A	3,500	4,397
Ovctek China, Inc., Class A	340	2,106
Pharmaron Beijing Co. Ltd., Class A	300	2,961
Pharmaron Beijing Co. Ltd., Class H, 144A	1,282	8,518
Ping An Healthcare and Technology Co. Ltd., 144A*	3,757	10,243
Pop Mart International Group Ltd., 144A	3,903	10,169
Postal Savings Bank of China Co. Ltd., Class A	15,300	10,010
Postal Savings Bank of China Co. Ltd., Class H, 144A (a)	49,813	29,829
SF Holding Co. Ltd., Class A	2,000	14,341
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	18,251	24,881
Shanghai Construction Group Co. Ltd., Class A	3,400	1,337
Shanghai Electric Group Co. Ltd., Class A*	4,200	2,583
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	524	3,068
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,455	11,159
Shanghai M&G Stationery, Inc., Class A	200	1,288
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	2,100	5,264
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,605	6,712

	Number of Shares	Value
China (Continued)
Shanghai Putailai New Energy Technology Co. Ltd., Class A	400	$3,678
Shenzhen Inovance Technology Co. Ltd., Class A	944	8,212
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	500	21,651
Sinopharm Group Co. Ltd., Class H	9,431	21,004
Sinotrans Ltd., Class A	1,400	766
Sinotruk Hong Kong Ltd.	4,169	4,180
Skshu Paint Co. Ltd., Class A*	140	1,893
Sungrow Power Supply Co. Ltd., Class A	538	8,694
Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	200	2,263
Tencent Holdings Ltd.	42,205	1,759,427
Tongcheng Travel Holdings Ltd.*	8,075	16,646
Topchoice Medical Corp., Class A*	100	1,688
Uni-President China Holdings Ltd.	9,012	7,773
Unisplendour Corp. Ltd., Class A	1,040	2,610
Vipshop Holdings Ltd., ADR*	3,102	36,014
Want Want China Holdings Ltd.	33,007	23,298
WuXi AppTec Co. Ltd., Class A	994	12,927
WuXi AppTec Co. Ltd., Class H, 144A	2,500	28,460
Wuxi Biologics Cayman, Inc., 144A*	24,325	216,013
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,700	3,164
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	4,510	6,746
Xinyi Solar Holdings Ltd.	33,919	46,845
XPeng, Inc., ADR*	2,768	51,263
Yadea Group Holdings Ltd., 144A	7,646	14,632
Yihai International Holding Ltd.*	2,841	7,174
Yum China Holdings, Inc.	2,873	143,966
Yunnan Baiyao Group Co. Ltd., Class A	490	3,722
Yunnan Energy New Material Co. Ltd., Class A	300	8,399
Zhejiang Chint Electrics Co. Ltd., Class A	612	2,808
Zhejiang Expressway Co. Ltd., Class H	4,092	3,118
Zhejiang Huayou Cobalt Co. Ltd., Class A	669	7,253
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	300	1,786
Zhejiang Weixing New Building Materials Co. Ltd., Class A	300	908
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	3,800	3,181
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	8,722	3,945

(Cost $9,039,524)		6,848,661

Colombia — 0.1%
Bancolombia SA	1,715	13,260
Interconexion Electrica SA ESP	3,235	14,020

(Cost $37,461)		27,280

Cyprus — 0.0%
Polymetal International PLC (b) (Cost $40,174)	2,070	0

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2022

	Number of Shares	Value
Czech Republic — 0.1%
Komercni Banka AS	530	$12,493
Moneta Money Bank AS, 144A	2,669	8,465

(Cost $27,033)		20,958

Egypt — 0.1%
Commercial International Bank Egypt SAE
(Cost $26,671)	11,257	22,356

Greece — 0.2%
Alpha Services and Holdings SA*	13,105	12,179
Eurobank Ergasias Services and Holdings SA*	18,123	16,948
Mytilineos SA	669	10,508
Public Power Corp. SA*	1,442	7,547

(Cost $52,859)		47,182

Hong Kong — 1.7%
Alibaba Health Information Technology Ltd.*	26,938	15,616
Beijing Enterprises Water Group Ltd.	26,028	6,699
China Everbright Environment Group Ltd.	27,807	13,781
China Gas Holdings Ltd.	21,160	30,033
China Mengniu Dairy Co. Ltd.*	21,047	95,597
China Overseas Land & Investment Ltd.	25,305	68,350
China Resources Cement Holdings Ltd.	15,951	9,856
China Resources Gas Group Ltd.	6,368	24,867
China Ruyi Holdings Ltd.*	27,897	7,109
Far East Horizon Ltd.	9,292	7,044
Hopson Development Holdings Ltd.	4,456	6,131
Kunlun Energy Co. Ltd.	26,668	23,274
Shenzhen International Holdings Ltd.	8,077	6,977
Shimao Group Holdings Ltd. (a)(b)	7,398	0
Sino Biopharmaceutical Ltd.	72,524	38,254
Vinda International Holdings Ltd.	1,423	3,980
Wharf Holdings Ltd.	8,522	32,139

(Cost $537,655)		389,707

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	2,896	19,917
OTP Bank Nyrt	1,514	32,154

(Cost $87,062)		52,071

India — 12.6%
Adani Green Energy Ltd.*	1,902	58,316
Adani Total Gas Ltd.	1,705	80,359
Asian Paints Ltd.	2,286	97,576
Axis Bank Ltd.	13,816	130,669
Berger Paints India Ltd.	1,452	12,311
Britannia Industries Ltd.	659	31,083
Colgate-Palmolive India Ltd.	743	15,662
Dabur India Ltd.	3,761	27,624
Eicher Motors Ltd.	847	35,803
GAIL India Ltd.	7,891	13,516
Grasim Industries Ltd.	1,651	34,879
Havells India Ltd.	1,634	28,615
HCL Technologies Ltd.	6,386	75,463
Hero MotoCorp Ltd.	668	23,856
Hindalco Industries Ltd.	8,026	44,343

	Number of Shares	Value
India (Continued)
Hindustan Unilever Ltd.	5,000	$167,374
Housing Development Finance Corp. Ltd.	10,472	322,418
ICICI Prudential Life Insurance Co. Ltd., 144A	1,856	13,889
Indraprastha Gas Ltd.	1,856	9,789
Info Edge India Ltd.	431	23,565
Infosys Ltd.	9,953	187,008
Infosys Ltd., ADR	11,851	216,873
Kotak Mahindra Bank Ltd.	3,468	83,601
Lupin Ltd.	934	7,865
Mahindra & Mahindra Ltd.	5,179	85,300
Marico Ltd.	3,203	21,187
Nestle India Ltd.	213	53,414
PI Industries Ltd.	428	18,509
Piramal Pharma Ltd.* (b)	2,760	7,611
Reliance Industries Ltd.	18,341	608,907
Shree Cement Ltd.	70	19,446
Shriram Transport Finance Co. Ltd.	1,067	18,191
Siemens Ltd.	422	15,315
State Bank of India	10,518	70,322
Tata Consultancy Services Ltd.	5,517	222,959
UPL Ltd.	3,018	29,218
Zomato Ltd.*	14,261	10,401

(Cost $2,513,181)		2,923,237

Indonesia — 1.9%
Aneka Tambang Tbk	57,998	7,776
PT Bank Central Asia Tbk	371,990	205,512
PT Bank Negara Indonesia Persero Tbk	49,925	28,675
PT Barito Pacific Tbk	182,178	10,065
PT Indah Kiat Pulp & Paper Tbk	18,998	10,656
PT Kalbe Farma Tbk	153,108	17,330
PT Merdeka Copper Gold Tbk*	84,325	24,316
PT Telkom Indonesia Persero Tbk	329,926	101,362
PT Tower Bersama Infrastructure Tbk	33,080	6,285
PT Unilever Indonesia Tbk	54,803	16,948

(Cost $398,127)		428,925

Kuwait — 0.4%
Kuwait Finance House KSCP (Cost $86,084)	35,085	102,538

Malaysia — 1.9%
AMMB Holdings Bhd	11,700	10,927
Axiata Group Bhd	16,983	11,536
CIMB Group Holdings Bhd	41,950	50,334
DiGi.Com Bhd	20,100	16,842
HAP Seng Consolidated Bhd	4,500	6,988
Hartalega Holdings Bhd	11,800	4,377
IHH Healthcare Bhd	10,500	14,546
Kuala Lumpur Kepong Bhd	2,700	13,960
Malayan Banking Bhd	29,775	59,676
Malaysia Airports Holdings Bhd*	1,900	2,492
Maxis Bhd	13,800	11,871
MISC Bhd	8,200	13,009
Nestle Malaysia Bhd	500	14,859
Petronas Dagangan Bhd	1,700	8,926
Petronas Gas Bhd	4,100	15,885

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2022

	Number of Shares	Value
Malaysia (Continued)
PPB Group Bhd	3,900	$15,337
Press Metal Aluminium Holdings Bhd	20,600	22,002
Public Bank Bhd	88,475	93,111
QL Resources Bhd	6,400	7,293
RHB Bank Bhd	8,843	11,341
Sime Darby Bhd	16,200	8,289
Telekom Malaysia Bhd	6,900	9,204
Top Glove Corp. Bhd	32,400	5,828

(Cost $447,287)		428,633

Mexico — 1.6%
Arca Continental SAB de CV	3,070	20,935
Cemex SAB de CV, Series CPO*	103,105	38,295
Coca-Cola Femsa SAB de CV	3,768	23,078
Fomento Economico Mexicano SAB de CV	12,617	79,214
Gruma SAB de CV, Class B	1,626	17,748
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,170	24,824
Grupo Bimbo SAB de CV, Series A	8,611	28,352
Grupo Financiero Banorte SAB de CV, Class O	17,174	101,599
Grupo Televisa SAB, Series CPO	16,229	20,488
Industrias Penoles SAB de CV	960	7,904
Kimberly-Clark de Mexico SAB de CV, Class A	11,002	14,929

(Cost $435,235)		377,366

Peru — 0.3%
Credicorp Ltd. (Cost $66,159)	487	62,769

Philippines — 0.6%
Globe Telecom, Inc.	165	6,164
GT Capital Holdings, Inc.	490	4,206
JG Summit Holdings, Inc.	21,320	19,439
Monde Nissin Corp., 144A*	41,800	12,282
SM Investments Corp.	1,472	21,783
SM Prime Holdings, Inc.	76,900	51,833
Universal Robina Corp.	6,700	14,556

(Cost $144,021)		130,263

Poland — 0.7%
Bank Polska Kasa Opieki SA	1,260	17,507
CD Projekt SA	489	8,766
KGHM Polska Miedz SA	962	18,143
Polski Koncern Naftowy ORLEN SA	2,749	35,724
Polskie Gornictwo Naftowe i Gazownictwo SA*	11,785	14,039
Powszechna Kasa Oszczednosci Bank Polski SA	6,043	30,289
Powszechny Zaklad Ubezpieczen SA	4,074	24,449
Santander Bank Polska SA	258	11,777

(Cost $262,527)		160,694

Qatar — 1.1%
Commercial Bank PSQC	21,282	42,836
Qatar Fuel QSC	3,263	17,033

	Number of Shares	Value
Qatar (Continued)
Qatar Gas Transport Co. Ltd.	17,752	$19,498
Qatar National Bank QPSC	31,062	176,047

(Cost $231,616)		255,414

Romania — 0.1%
NEPI Rockcastle S.A. (Cost $19,919)	2,953	15,721

Russia — 0.0%
Gazprom PJSC* (b)	68,905	0
LUKOIL PJSC (b)	2,409	0
Mobile TeleSystems PJSC, ADR (b)	2,662	0
Moscow Exchange MICEX-RTS PJSC* (b)	8,602	0
Novatek PJSC, GDR (b)	530	0
Novolipetsk Steel PJSC (b)	8,462	0
PhosAgro PJSC, GDR (b)	804	0
PhosAgro PJSC, GDR* (b)	4	0
Polyus PJSC (b)	193	0

(Cost $644,209)		0

Saudi Arabia — 2.0%
ACWA Power Co.	488	22,719
Bank AlBilad*	3,216	43,290
Dr Sulaiman Al Habib Medical Services Group Co.	621	33,041
Saudi Arabian Oil Co., 144A	16,440	164,006
Saudi Basic Industries Corp.	6,027	160,656
Saudi Electricity Co.	4,926	33,089

(Cost $463,810)		456,801

Singapore — 0.0%
BOC Aviation Ltd., 144A (Cost $10,636)	1,317	10,579

South Africa — 5.5%
Absa Group Ltd.	5,567	58,144
Anglo American Platinum Ltd.	378	26,585
Aspen Pharmacare Holdings Ltd.	2,731	23,634
Bid Corp. Ltd.	2,311	44,073
Bidvest Group Ltd.	1,915	24,150
Capitec Bank Holdings Ltd.	566	67,861
Clicks Group Ltd.	1,698	29,689
Discovery Ltd.*	3,014	21,722
FirstRand Ltd.	33,726	126,974
Gold Fields Ltd.	6,170	50,220
Growthpoint Properties Ltd. REIT	19,266	14,401
Impala Platinum Holdings Ltd.	5,657	59,868
Kumba Iron Ore Ltd. (a)	452	10,091
Mr Price Group Ltd.	1,587	17,339
MTN Group Ltd.	11,666	85,043
MultiChoice Group	2,612	17,717
Naspers Ltd., Class N	1,470	209,211
Nedbank Group Ltd. (a)	3,128	37,218
Northam Platinum Holdings Ltd.*	2,481	23,464
Old Mutual Ltd.	32,121	19,166
Remgro Ltd.	3,563	26,624
Sanlam Ltd.	11,249	35,190
Sasol Ltd.*	3,866	75,265
Shoprite Holdings Ltd.	3,493	47,693

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2022

	Number of Shares	Value
South Africa (Continued)
SPAR Group Ltd.	1,273	$11,694
Standard Bank Group Ltd.	9,206	82,762
Vodacom Group Ltd.	4,291	31,759

(Cost $1,435,168)		1,277,557

South Korea — 6.9%
Amorepacific Corp.	182	16,737
AMOREPACIFIC Group	145	3,783
BGF retail Co. Ltd.	49	5,880
Celltrion Healthcare Co. Ltd.	591	31,858
CJ CheilJedang Corp.	58	17,670
CJ Corp.	82	4,794
CJ Logistics Corp.*	41	3,632
Coway Co. Ltd.	371	17,669
Doosan Bobcat, Inc.	283	7,342
GS Engineering & Construction Corp.	387	8,723
Hana Financial Group, Inc.	2,005	58,836
Hanwha Solutions Corp.*	810	31,854
HMM Co. Ltd.	1,845	30,691
Hyundai Engineering & Construction Co. Ltd.	548	19,748
Hyundai Glovis Co. Ltd.	130	17,155
Kakao Corp.	2,088	114,582
KB Financial Group, Inc.	2,623	96,974
Korea Zinc Co. Ltd.	60	30,145
Korean Air Lines Co. Ltd.*	1,203	24,149
LG Chem Ltd.	329	155,454
LG Corp.	654	40,094
LG Display Co. Ltd.	1,582	18,451
LG Electronics, Inc.	737	55,652
LG H&H Co. Ltd.	61	32,471
Lotte Chemical Corp.	117	15,308
NAVER Corp.	895	160,592
NCSoft Corp.	113	31,977
Netmarble Corp., 144A	95	4,510
POSCO Chemical Co. Ltd.	177	22,232
S-1 Corp.	104	4,525
Samsung Engineering Co. Ltd.*	1,060	18,584
Samsung Life Insurance Co. Ltd.	562	26,051
Samsung SDI Co. Ltd.	370	165,422
Samsung SDS Co. Ltd.	241	23,153
Samsung Securities Co. Ltd.	431	10,924
Shinhan Financial Group Co. Ltd.	3,016	82,528
SK Biopharmaceuticals Co. Ltd.*	191	10,224
SK Chemicals Co. Ltd.	68	4,972
SK IE Technology Co. Ltd., 144A*	182	11,321
SK Innovation Co. Ltd.*	379	53,837
SK, Inc.	251	43,724
SKC Co. Ltd.	148	13,444
Woori Financial Group, Inc.	3,488	31,815
Yuhan Corp.	357	15,160

(Cost $1,948,444)		1,594,647

Taiwan — 20.4%
Acer, Inc.	19,849	14,347
AUO Corp.	57,387	31,580
Cathay Financial Holding Co. Ltd.	53,605	78,459

	Number of Shares	Value
Taiwan (Continued)
Chailease Holding Co. Ltd.	9,614	$62,224
China Airlines Ltd.	19,018	14,246
China Steel Corp.	81,348	77,372
Chunghwa Telecom Co. Ltd.	25,389	100,930
CTBC Financial Holding Co. Ltd.	117,963	91,076
Delta Electronics, Inc.	13,007	112,389
E.Sun Financial Holding Co. Ltd.	87,881	81,421
Eva Airways Corp.	17,898	19,846
Evergreen Marine Corp. Taiwan Ltd.	18,068	52,416
Far Eastern New Century Corp.	19,040	20,487
Far EasTone Telecommunications Co. Ltd.	10,233	25,148
First Financial Holding Co. Ltd.	68,572	59,814
Fubon Financial Holding Co. Ltd.	48,113	90,733
Hotai Motor Co. Ltd.	1,899	38,308
Hua Nan Financial Holdings Co. Ltd.	61,573	47,033
MediaTek, Inc.	10,285	225,383
Mega Financial Holding Co. Ltd.	73,523	86,718
momo.com, Inc.	383	9,186
Nan Ya Plastics Corp.	32,594	73,567
President Chain Store Corp.	3,988	35,114
Shanghai Commercial & Savings Bank Ltd.	24,544	40,157
SinoPac Financial Holdings Co. Ltd.	70,102	39,960
Taishin Financial Holding Co. Ltd.	71,840	35,876
Taiwan Cement Corp.	38,278	49,423
Taiwan Cooperative Financial Holding Co. Ltd.	66,830	60,710
Taiwan High Speed Rail Corp.	15,039	14,428
Taiwan Mobile Co. Ltd.	12,687	41,515
Taiwan Semiconductor Manufacturing Co. Ltd.	166,192	2,757,354
Uni-President Enterprises Corp.	33,242	72,081
United Microelectronics Corp.*	81,295	109,773
Voltronic Power Technology Corp.	385	21,946
Wan Hai Lines Ltd.	4,995	14,244
Yang Ming Marine Transport Corp.	12,703	32,929

(Cost $4,365,217)		4,738,193

Thailand — 2.6%
Advanced Info Service PCL, NVDR	8,100	42,652
Airports of Thailand PCL, NVDR*	30,000	59,856
Asset World Corp. PCL, NVDR	65,800	10,106
B Grimm Power PCL, NVDR	5,600	5,682
Bangkok Dusit Medical Services PCL, NVDR	70,600	56,635
Berli Jucker PCL, NVDR	9,600	8,820
BTS Group Holdings PCL, NVDR	58,400	13,454
Bumrungrad Hospital PCL, NVDR	3,700	21,918
Central Pattana PCL, NVDR	13,500	25,639
Charoen Pokphand Foods PCL, NVDR	21,300	15,188
CP ALL PCL, NVDR	39,900	67,298
Energy Absolute PCL, NVDR	10,000	23,380
Home Product Center PCL, NVDR	39,800	15,172
Indorama Ventures PCL, NVDR	11,300	13,403
Intouch Holdings PCL, NVDR	7,700	15,363
Krungthai Card PCL	400	661

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2022

	Number of Shares	Value
Thailand (Continued)
Krungthai Card PCL, NVDR	5,500	$9,088
Minor International PCL, NVDR*	22,554	20,258
Osotspa PCL	2,400	2,057
Osotspa PCL, NVDR	5,600	4,799
PTT Exploration & Production PCL, NVDR	9,100	42,053
PTT Global Chemical PCL, NVDR	15,400	20,062
PTT Oil & Retail Business PCL, NVDR	18,200	13,602
SCB X PCL, NVDR	5,700	17,274
SCG Packaging PCL	400	623
SCG Packaging PCL, NVDR	10,000	15,564
Siam Cement PCL, NVDR	5,500	54,001
Thai Union Group PCL, NVDR	18,700	8,975
True Corp. PCL, NVDR	79,200	9,905

(Cost $643,348)		613,488

Turkey — 0.3%
KOC Holding AS	5,449	13,663
Turk Hava Yollari AO*	3,500	14,062
Turkiye Is Bankasi AS, Class C	20,927	9,110
Turkiye Petrol Rafinerileri AS*	930	18,365
Turkiye Sise ve Cam Fabrikalari AS	9,472	12,900

(Cost $59,890)		68,100

United Arab Emirates — 2.0%
Abu Dhabi Commercial Bank PJSC	19,166	47,327
Abu Dhabi Islamic Bank PJSC	9,714	23,405
Aldar Properties PJSC	24,519	32,175
Emirates NBD Bank PJSC	12,976	47,162
Emirates Telecommunications Group Co. PJSC	23,671	165,753
First Abu Dhabi Bank PJSC	29,896	155,461

(Cost $410,875)		471,283

TOTAL COMMON STOCKS (Cost $25,210,528)		22,226,857

PREFERRED STOCKS — 2.1%
Brazil — 1.5%
Banco Bradesco SA	36,587	133,891
Cia Energetica de Minas Gerais	9,940	23,214
Gerdau SA	7,857	35,365
Itau Unibanco Holding SA	32,480	161,805

(Cost $376,071)		354,275

Chile — 0.4%
Sociedad Quimica y Minera de Chile SA, Class B (Cost $58,748)	939	94,260

	Number of Shares		Value
Colombia — 0.1%
Bancolombia SA (Cost $23,543)		3,223	$22,282

South Korea — 0.1%
LG Chem Ltd.		56	12,602
LG H&H Co. Ltd.		11	3,014

(Cost $20,321)			15,616

TOTAL PREFERRED STOCKS (Cost $478,683)			486,433

EXCHANGE TRADED FUNDS — 0.1%
iShares ESG Aware MSCI EM ETF (Cost $35,334)		1,100	34,529

	Principal Amount
CORPORATE BONDS — 0.0%
India — 0.0%
Britannia Industries Ltd. Series N3, 5.50%, 6/3/24 (Cost $0)	INR	12,383	152

	Number of Shares
WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL*, expires 11/7/24		3,050	20
BTS Group Holdings PCL*, expires 11/20/26		6,100	39

TOTAL WARRANTS (Cost $0)			59

SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00% (c)(d) (Cost $43,257)		43,257	43,257

TOTAL INVESTMENTS — 98.3% (Cost $25,767,802)			$22,791,287
Other assets and liabilities, net — 1.7%			383,166

NET ASSETS — 100.0%			$23,174,453

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2022

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2022	Value ($) at 8/31/2022
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00% (c)(d)
79,911	—	(36,654	)(e)	—	—	224	—	43,257	43,257

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.24% (c)
149,313	4,412,121	(4,561,434)		—	—	228	—	—	—

229,224	4,412,121	(4,598,088)		—	—	452	—	43,257	43,257

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2022 amounted to $63,480, which is 0.3% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $33,792.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2022.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
MSCI Emerging Markets Index Future	USD	2	$100,625	$98,190	9/16/2022	$(2,435)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2022

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$22,219,246	$—	$7,611	$22,226,857
Preferred Stocks (a)	486,433	—	—	486,433
Exchange Traded Funds	34,529	—	—	34,529
Corporate Bonds	—	152	—	152
Warrants	59	—	—	59
Short-Term Investments (a)	43,257	—	—	43,257

TOTAL	$22,783,524	$152	$7,611	$22,791,287

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(2,435)	$—	$—	$(2,435)

TOTAL	$(2,435)	$—	$—	$(2,435)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the year ended August 31, 2022, the amount of transfers from Level 1 to Level 3 was $741,871, and between Level 3 to Level 1 was $200. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. The investments were transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF

August 31, 2022

	Number of Shares	Value
COMMON STOCKS — 99.6%
Communication Services — 10.2%
Alphabet, Inc., Class A*	1,057,520	$114,444,814
Alphabet, Inc., Class C*	995,146	108,620,186
Cable One, Inc. (a)	1,022	1,159,970
Electronic Arts, Inc.	49,329	6,258,370
Interpublic Group of Cos., Inc.	69,109	1,910,173
Lumen Technologies, Inc. (a)	160,875	1,602,315
Sirius XM Holdings, Inc. (a)	137,065	834,726
Take-Two Interactive Software, Inc.*	28,344	3,473,841
Verizon Communications, Inc.	735,739	30,761,248
Walt Disney Co.*	319,194	35,775,263
Warner Bros Discovery, Inc.*	392,404	5,195,429
ZoomInfo Technologies, Inc.*	45,877	2,083,733

(Cost $282,721,999)		312,120,068

Consumer Discretionary — 11.4%
Advance Auto Parts, Inc.	10,944	1,845,596
Aptiv PLC*	45,896	4,288,063
Best Buy Co., Inc.	37,568	2,655,682
BorgWarner, Inc.	42,102	1,587,246
Burlington Stores, Inc.* (a)	12,106	1,697,140
CarMax, Inc.* (a)	27,839	2,462,081
eBay, Inc.	98,310	4,338,420
Genuine Parts Co.	24,884	3,882,153
Hasbro, Inc.	22,483	1,772,110
Hilton Worldwide Holdings, Inc.	48,800	6,215,168
Home Depot, Inc.	180,859	52,163,353
Lear Corp.	10,295	1,427,299
LKQ Corp.	47,578	2,532,101
Lowe’s Cos., Inc.	112,471	21,835,120
Lululemon Athletica, Inc.*	20,652	6,194,774
McDonald’s Corp.	130,430	32,904,880
MercadoLibre, Inc.*	8,006	6,848,012
Newell Brands, Inc. (a)	71,189	1,270,724
NIKE, Inc., Class B	223,859	23,829,791
Pool Corp.	6,960	2,360,762
Rivian Automotive, Inc., Class A*	54,938	1,797,022
Target Corp.	81,925	13,135,855
Tesla, Inc.*	464,448	128,006,513
TJX Cos., Inc.	206,146	12,853,203
Tractor Supply Co.	19,668	3,641,530
Ulta Beauty, Inc.*	9,149	3,841,391
Vail Resorts, Inc.	6,928	1,556,583
VF Corp.	57,924	2,400,950

(Cost $276,680,562)		349,343,522

Consumer Staples — 7.0%
Bunge Ltd.	26,667	2,644,566
Campbell Soup Co.	37,051	1,866,629
Clorox Co.	20,692	2,986,683
Coca-Cola Co.	724,940	44,736,048
Colgate-Palmolive Co.	141,920	11,099,563
Conagra Brands, Inc.	84,070	2,890,327
Estee Lauder Cos., Inc., Class A	40,734	10,361,915
General Mills, Inc.	105,761	8,122,445
Hormel Foods Corp.	50,816	2,555,029
Kellogg Co.	44,473	3,234,966

	Number of Shares	Value
Consumer Staples (Continued)
Keurig Dr Pepper, Inc.	136,724	$5,211,919
Kimberly-Clark Corp.	59,120	7,538,983
Kroger Co.	123,911	5,940,293
McCormick & Co., Inc.	44,332	3,726,991
PepsiCo, Inc.	242,564	41,786,500
Procter & Gamble Co.	421,902	58,197,162

(Cost $187,830,106)		212,900,019

Energy — 2.3%
Baker Hughes Co.	176,948	4,469,706
Cheniere Energy, Inc.	40,633	6,508,594
Halliburton Co.	156,922	4,728,060
Kinder Morgan, Inc.	355,470	6,512,210
Marathon Petroleum Corp.	95,202	9,591,602
ONEOK, Inc.	77,958	4,773,368
Phillips 66	84,091	7,522,781
Schlumberger N.V.	248,139	9,466,503
Targa Resources Corp.	37,891	2,585,303
Valero Energy Corp.	71,849	8,414,955
Williams Cos., Inc.	214,236	7,290,451

(Cost $63,127,720)		71,863,533

Financials — 11.1%
Aflac, Inc.	108,624	6,454,438
Allstate Corp.	49,220	5,931,010
Ally Financial, Inc.	58,518	1,942,798
American Express Co.	113,268	17,216,736
American International Group, Inc.	142,991	7,399,784
Ameriprise Financial, Inc.	19,391	5,196,982
Annaly Capital Management, Inc. REIT	280,969	1,812,250
Arch Capital Group Ltd.*	66,426	3,036,997
Arthur J Gallagher & Co.	36,478	6,623,310
Assurant, Inc.	9,509	1,507,081
Bank of New York Mellon Corp.	134,015	5,565,643
BlackRock, Inc.	26,692	17,787,282
Carlyle Group, Inc.	34,368	1,117,991
Cboe Global Markets, Inc.	17,427	2,055,863
Charles Schwab Corp.	253,938	18,016,901
Chubb Ltd.	74,739	14,129,408
Citizens Financial Group, Inc.	86,174	3,160,862
CME Group, Inc.	63,005	12,324,408
Discover Financial Services	50,001	5,024,601
Equitable Holdings, Inc.	68,244	2,030,259
FactSet Research Systems, Inc.	6,498	2,815,843
First Republic Bank	30,840	4,682,437
Franklin Resources, Inc. (a)	55,006	1,434,006
Hartford Financial Services Group, Inc.	58,237	3,745,221
Huntington Bancshares, Inc.	253,262	3,393,711
Intercontinental Exchange, Inc.	98,546	9,938,364
Invesco Ltd.	59,816	985,170
KeyCorp	161,677	2,860,066
Lincoln National Corp.	28,260	1,301,656
Loews Corp.	37,234	2,059,413
LPL Financial Holdings, Inc.	13,951	3,087,775
MarketAxess Holdings, Inc.	6,622	1,646,163
Marsh & McLennan Cos., Inc.	88,234	14,238,321
Moody’s Corp.	29,222	8,314,243

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

August 31, 2022

	Number of Shares	Value
Financials (Continued)
Morgan Stanley	234,212	$19,959,547
Nasdaq, Inc.	60,717	3,614,483
Northern Trust Corp.	34,589	3,289,068
PNC Financial Services Group, Inc.	73,436	11,602,888
Principal Financial Group, Inc. (a)	46,074	3,444,492
Progressive Corp.	102,571	12,580,333
Prudential Financial, Inc.	66,137	6,332,618
Raymond James Financial, Inc.	33,355	3,481,261
Regions Financial Corp.	162,562	3,522,719
S&P Global, Inc.	61,081	21,511,507
State Street Corp.	64,224	4,389,710
SVB Financial Group*	10,288	4,182,278
Synchrony Financial	91,055	2,982,051
T. Rowe Price Group, Inc. (a)	39,719	4,766,280
Travelers Cos., Inc.	42,369	6,848,525
Truist Financial Corp.	233,092	10,918,029
US Bancorp	247,419	11,284,781
Webster Financial Corp.	31,267	1,471,112
Willis Towers Watson PLC	20,642	4,269,385

(Cost $308,364,585)		339,288,060

Health Care — 14.4%
ABIOMED, Inc.*	8,088	2,097,057
Agilent Technologies, Inc.	52,605	6,746,591
Align Technology, Inc.*	13,445	3,276,547
AmerisourceBergen Corp.	27,083	3,969,285
Amgen, Inc.	94,006	22,589,642
Baxter International, Inc.	88,188	5,067,282
Biogen, Inc.*	25,735	5,028,104
BioMarin Pharmaceutical, Inc.*	32,459	2,895,343
Bio-Techne Corp.	6,769	2,246,022
Bristol-Myers Squibb Co.	374,663	25,256,033
Cardinal Health, Inc.	46,454	3,285,227
Catalent, Inc.*	28,811	2,535,368
Cigna Corp.	56,449	16,000,469
DaVita, Inc.*	10,247	873,967
DENTSPLY SIRONA, Inc.	38,961	1,276,752
Dexcom, Inc.*	68,044	5,593,897
Edwards Lifesciences Corp.*	109,278	9,845,948
Elanco Animal Health, Inc.*	74,219	1,122,933
Elevance Health, Inc.	42,228	20,485,225
Eli Lilly & Co.	142,197	42,834,002
Gilead Sciences, Inc.	219,672	13,942,582
HCA Healthcare, Inc.	42,606	8,430,449
Hologic, Inc.*	43,154	2,915,484
Humana, Inc.	22,196	10,693,589
IDEXX Laboratories, Inc.*	14,837	5,157,638
Illumina, Inc.*	27,482	5,541,470
Insulet Corp.* (a)	12,227	3,123,632
Jazz Pharmaceuticals PLC*	10,793	1,675,289
Johnson & Johnson	463,179	74,729,300
Laboratory Corp. of America Holdings	16,325	3,677,533
Merck & Co., Inc.	443,091	37,822,248
Mettler-Toledo International, Inc.*	3,952	4,791,642
Novocure Ltd.* (a)	16,619	1,364,918
Quest Diagnostics, Inc.	20,679	2,591,286
ResMed, Inc.	25,457	5,598,503

	Number of Shares	Value
Health Care (Continued)
STERIS PLC	18,081	$3,641,152
Teladoc Health, Inc.* (a)	28,152	874,401
Teleflex, Inc.	8,238	1,863,930
Thermo Fisher Scientific, Inc.	69,040	37,648,893
Vertex Pharmaceuticals, Inc.*	44,590	12,563,678
Waters Corp.*	10,567	3,155,306
West Pharmaceutical Services, Inc.	12,976	3,849,849
Zoetis, Inc.	82,803	12,961,154

(Cost $413,473,606)		441,639,620

Industrials — 8.3%
3M Co. (a)	100,178	12,457,134
A O Smith Corp.	23,133	1,305,858
Allegion PLC	15,609	1,484,416
AMERCO	1,873	984,580
C.H. Robinson Worldwide, Inc. (a)	22,311	2,546,801
Carrier Global Corp.	149,632	5,853,604
Caterpillar, Inc.	93,943	17,352,212
Copart, Inc.*	37,553	4,493,216
CSX Corp.	384,669	12,174,774
Cummins, Inc.	25,015	5,387,481
Deere & Co.	51,103	18,665,371
Delta Air Lines, Inc.*	27,987	869,556
Dover Corp.	25,312	3,162,987
Eaton Corp. PLC	70,019	9,567,396
Expeditors International of Washington, Inc.	29,648	3,050,483
Fastenal Co.	100,840	5,075,277
Fortive Corp.	59,408	3,762,309
Fortune Brands Home & Security, Inc.	23,145	1,421,797
Generac Holdings, Inc.*	11,298	2,490,192
IDEX Corp.	13,151	2,646,113
Illinois Tool Works, Inc.	54,904	10,696,946
Ingersoll Rand, Inc.	71,116	3,368,765
JB Hunt Transport Services, Inc.	14,691	2,556,528
Johnson Controls International PLC	123,675	6,695,764
Knight-Swift Transportation Holdings, Inc.	27,406	1,384,277
Lennox International, Inc.	5,559	1,334,827
Masco Corp.	41,156	2,093,606
Norfolk Southern Corp.	42,095	10,234,557
Old Dominion Freight Line, Inc.	17,042	4,625,369
Otis Worldwide Corp.	74,262	5,363,202
Owens Corning	17,195	1,405,347
Pentair PLC	25,514	1,135,373
Plug Power, Inc.*	90,714	2,543,621
Quanta Services, Inc.	25,189	3,559,206
Republic Services, Inc.	38,751	5,530,543
Robert Half International, Inc.	19,288	1,484,597
Rockwell Automation, Inc.	20,370	4,826,468
Rollins, Inc.	38,769	1,308,841
Snap-on, Inc.	9,674	2,107,578
Trane Technologies PLC	41,125	6,336,129
Union Pacific Corp.	110,213	24,743,921
United Parcel Service, Inc., Class B	129,077	25,106,767
United Rentals, Inc.*	12,484	3,645,827

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

August 31, 2022

	Number of Shares	Value
Industrials (Continued)
W.W. Grainger, Inc.	8,101	$4,495,569
Xylem, Inc.	32,165	2,930,231

(Cost $222,934,860)		254,265,416

Information Technology — 27.9%
Accenture PLC, Class A	110,788	31,957,907
Adobe, Inc.*	82,744	30,899,919
ANSYS, Inc.*	15,284	3,795,017
Applied Materials, Inc.	154,924	14,573,701
Autodesk, Inc.*	38,633	7,793,821
Automatic Data Processing, Inc.	73,614	17,991,998
Cadence Design Systems, Inc.*	48,991	8,513,166
Cisco Systems, Inc.	728,088	32,560,095
Citrix Systems, Inc.	21,969	2,257,754
Cognex Corp.	30,053	1,265,532
Guidewire Software, Inc.*	13,730	984,578
Hewlett Packard Enterprise Co.	229,217	3,117,351
HP, Inc.	186,564	5,356,252
HubSpot, Inc.*	7,952	2,680,142
Intel Corp.	713,756	22,783,092
International Business Machines Corp.	157,703	20,256,950
Intuit, Inc.	47,220	20,388,652
Keysight Technologies, Inc.*	32,250	5,285,453
Lam Research Corp.	24,397	10,683,690
Mastercard, Inc., Class A	152,920	49,602,660
Microsoft Corp.	1,249,653	326,746,770
Motorola Solutions, Inc.	29,350	7,144,084
NortonLifeLock, Inc.	101,817	2,300,046
NVIDIA Corp.	440,078	66,425,373
NXP Semiconductors NV	45,881	7,551,095
Roper Technologies, Inc.	18,512	7,452,561
Salesforce, Inc.*	174,680	27,271,042
ServiceNow, Inc.*	35,043	15,230,389
Splunk, Inc.*	27,724	2,495,992
Texas Instruments, Inc.	161,862	26,741,221
Trimble, Inc.*	44,202	2,795,777
Visa, Inc., Class A	290,760	57,776,920
VMware, Inc., Class A	36,770	4,266,423
Western Union Co.	64,609	957,505
Zebra Technologies Corp., Class A*	9,230	2,784,137
Zendesk, Inc.*	21,390	1,642,110

(Cost $750,804,545)		852,329,175

Materials — 2.9%
Amcor PLC	266,108	3,195,957
Ball Corp.	56,324	3,143,442
Celanese Corp.	18,867	2,091,596
Ecolab, Inc.	44,346	7,265,205
International Flavors & Fragrances, Inc.	44,483	4,914,482
International Paper Co.	63,000	2,622,060
Linde PLC	89,016	25,179,066
Martin Marietta Materials, Inc.	10,839	3,768,829

	Number of Shares	Value
Materials (Continued)
Mosaic Co.	64,549	$3,477,255
Newmont Corp.	139,869	5,784,982
Nucor Corp.	47,181	6,272,242
PPG Industries, Inc.	41,104	5,219,386
Sherwin-Williams Co.	43,303	10,050,626
Steel Dynamics, Inc.	33,688	2,719,295
Westrock Co.	45,922	1,863,974

(Cost $85,418,724)		87,568,397

Real Estate — 2.9%
American Tower Corp. REIT	79,917	20,302,914
Boston Properties, Inc. REIT	25,491	2,024,750
CBRE Group, Inc., Class A*	58,291	4,602,657
Crown Castle, Inc. REIT	75,849	12,957,285
Equinix, Inc. REIT	15,852	10,420,629
Healthpeak Properties, Inc. REIT	95,145	2,497,556
Prologis, Inc. REIT	129,708	16,149,943
SBA Communications Corp. REIT	18,977	6,172,269
Ventas, Inc. REIT	69,789	3,340,102
Welltower, Inc. REIT	78,436	6,012,120
Weyerhaeuser Co. REIT	131,065	4,477,180

(Cost $85,816,118)		88,957,405

Utilities — 1.2%
American Water Works Co., Inc.	31,736	4,711,209
Atmos Energy Corp.	23,970	2,717,719
Consolidated Edison, Inc.	62,185	6,077,962
Edison International	66,943	4,536,727
Essential Utilities, Inc.	40,808	2,005,713
Eversource Energy	60,244	5,403,284
Sempra Energy	55,517	9,158,639
UGI Corp.	35,767	1,412,797

(Cost $31,749,002)		36,024,050

TOTAL COMMON STOCKS (Cost $2,708,921,827)		3,046,299,265

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00% (b)(c) (Cost $804,200)	804,200	804,200

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 2.24% (b) (Cost $8,312,422)	8,312,422	8,312,422

TOTAL INVESTMENTS — 99.9% (Cost $2,718,038,449)		$3,055,415,887
Other assets and liabilities, net — 0.1%		4,275,917

NET ASSETS — 100.0%		$3,059,691,804

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

August 31, 2022

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2022	Value ($) at 8/31/2022
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00% (b)(c)
852,902	—	(48,702	)(d)	—	—	5,475	—	804,200	804,200

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 2.24% (b)
3,332,190	76,346,140	(71,365,908)		—	—	32,091	—	8,312,422	8,312,422

4,185,092	76,346,140	(71,414,610)		—	—	37,566	—	9,116,622	9,116,622

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2022 amounted to $28,634,670, which is 0.9% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $29,094,935.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2022.

REIT:	Real Estate Investment Trust

At August 31, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Futures	USD	2	$401,650	$395,650	9/16/2022	$(6,000)
MSCI USA ESG Leaders GTR Index Futures	USD	40	1,646,400	1,702,800	9/16/2022	56,400
E-Mini S&P 500 ESG Futures	USD	62	10,802,109	10,696,240	9/16/2022	(105,869)

Total net unrealized depreciation						$(55,469)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	57

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

August 31, 2022

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$3,046,299,265	$—	$—	$3,046,299,265
Short-Term Investments (a)	9,116,622	—	—	9,116,622
Derivatives (b)
Futures Contracts	56,400	—	—	56,400

TOTAL	$3,055,472,287	$—	$—	$3,055,472,287

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(111,869)	$—	$—	$(111,869)

TOTAL	$(111,869)	$—	$—	$(111,869)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	58

DBX ETF Trust

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

August 31, 2022

	Number of Shares	Value
COMMON STOCKS — 99.4%
Communication Services — 9.3%
Activision Blizzard, Inc.	1,593	$125,035
Alphabet, Inc., Class A*	17,084	1,848,830
Alphabet, Inc., Class C*	14,937	1,630,374
AT&T, Inc.	16,231	284,692
Charter Communications, Inc., Class A*	200	82,526
Comcast Corp., Class A	9,850	356,471
DISH Network Corp., Class A*	630	10,930
Electronic Arts, Inc.	636	80,689
Fox Corp., Class A	644	22,012
Fox Corp., Class B	269	8,506
IAC, Inc.*	210	13,497
Liberty Broadband Corp., Class A*	20	2,016
Liberty Broadband Corp., Class C*	85	8,644
Liberty Media Corp-Liberty SiriusXM, Class A*	189	7,851
Liberty Media Corp-Liberty SiriusXM, Class C*	245	10,133
Live Nation Entertainment, Inc.*	383	34,608
Lumen Technologies, Inc.	633	6,305
Match Group, Inc.*	492	27,813
Meta Platforms, Inc., Class A*	5,163	841,208
Netflix, Inc.*	979	218,865
Omnicom Group, Inc.	393	26,292
Paramount Global, Class A	139	3,672
Paramount Global, Class B	1,208	28,255
Pinterest, Inc., Class A*	1,235	28,454
Sirius XM Holdings, Inc.	1,446	8,806
Snap, Inc., Class A*	1,753	19,073
Spotify Technology SA*	240	25,956
Take-Two Interactive Software, Inc.*	373	45,715
T-Mobile US, Inc.*	1,402	201,832
Twitter, Inc.*	1,412	54,715
Verizon Communications, Inc.	9,500	397,195
Walt Disney Co.*	4,078	457,062
Warner Bros Discovery, Inc.*	4,911	65,022
Warner Music Group Corp., Class A	299	8,004
ZoomInfo Technologies, Inc.*	692	31,431

(Cost $7,134,716)		7,022,489

Consumer Discretionary — 7.5%
Advance Auto Parts, Inc.	536	90,391
Airbnb, Inc., Class A*	768	86,876
Aptiv PLC*	1,436	134,165
AutoZone, Inc.*	79	167,418
Best Buy Co., Inc.	1,401	99,037
Booking Holdings, Inc.*	92	172,575
Chipotle Mexican Grill, Inc.*	62	99,002
D.R. Horton, Inc.	1,766	125,651
Domino’s Pizza, Inc.	81	30,121
DoorDash, Inc., Class A*	103	6,170
eBay, Inc.	3,036	133,979
Etsy, Inc.*	1,146	121,029
Expedia Group, Inc.*	329	33,772
Ford Motor Co.	14,150	215,646
Garmin Ltd.	1,080	95,569
General Motors Co.	5,018	191,738

	Number of Shares	Value
Consumer Discretionary (Continued)
Genuine Parts Co.	848	$132,296
Hasbro, Inc.	1,165	91,825
Home Depot, Inc.	2,575	742,682
Lennar Corp., Class A	1,512	117,104
Lennar Corp., Class B	611	37,686
LKQ Corp.	2,014	107,185
Lowe’s Cos., Inc.	1,842	357,606
Lululemon Athletica, Inc.*	543	162,878
McDonald’s Corp.	1,651	416,514
MercadoLibre, Inc.*	216	184,758
Newell Brands, Inc.	4,420	78,897
NIKE, Inc., Class B	3,554	378,323
NVR, Inc.*	24	99,361
PulteGroup, Inc.	2,140	87,012
Starbucks Corp.	2,507	210,763
Target Corp.	1,533	245,801
Tractor Supply Co.	605	112,016
Vail Resorts, Inc.	85	19,098
VF Corp.	2,498	103,542
Whirlpool Corp.	401	62,797
Yum China Holdings, Inc.	1,008	50,511
Yum! Brands, Inc.	573	63,741

(Cost $5,370,730)		5,665,535

Consumer Staples — 6.2%
Archer-Daniels-Midland Co.	2,173	190,985
Campbell Soup Co.	1,922	96,830
Church & Dwight Co., Inc.	1,223	102,377
Clorox Co.	771	111,286
Coca-Cola Co.	9,963	614,817
Colgate-Palmolive Co.	2,726	213,201
Conagra Brands, Inc.	3,051	104,893
Estee Lauder Cos., Inc., Class A	777	197,653
General Mills, Inc.	2,270	174,336
Hershey Co.	656	147,384
J M Smucker Co.	780	109,192
Kellogg Co.	1,567	113,984
Keurig Dr Pepper, Inc.	4,018	153,166
Kimberly-Clark Corp.	1,278	162,971
Kraft Heinz Co.	3,653	136,622
McCormick & Co., Inc.	1,461	122,826
Mondelez International, Inc., Class A	4,244	262,534
PepsiCo, Inc.	3,549	611,386
Procter & Gamble Co.	5,938	819,088
Sysco Corp.	1,893	155,643
Tyson Foods, Inc., Class A	1,235	93,094

(Cost $4,674,937)		4,694,268

Financials — 9.1%
Aflac, Inc.	1,293	76,830
Alleghany Corp.*	28	23,553
Allstate Corp.	589	70,974
Ally Financial, Inc.	660	21,912
American Express Co.	1,238	188,176
American International Group, Inc.	1,736	89,838
Ameriprise Financial, Inc.	252	67,539
Annaly Capital Management, Inc. REIT	15,756	101,626

See Notes to Financial Statements.	59

DBX ETF Trust

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

August 31, 2022

	Number of Shares	Value
Financials (Continued)
Aon PLC, Class A	451	$125,946
Apollo Global Management, Inc.	948	52,690
Arch Capital Group Ltd.*	785	35,890
Bank of America Corp.	15,879	533,693
Bank of New York Mellon Corp.	1,607	66,739
BlackRock, Inc.	321	213,911
Capital One Financial Corp.	858	90,794
Cboe Global Markets, Inc.	252	29,728
Charles Schwab Corp.	3,397	241,017
Chubb Ltd.	782	147,837
Cincinnati Financial Corp.	229	22,204
Citigroup, Inc.	4,333	211,494
Citizens Financial Group, Inc.	1,071	39,284
CME Group, Inc.	748	146,316
Discover Financial Services	614	61,701
Everest Re Group Ltd.	82	22,062
Fidelity National Financial, Inc.	528	20,645
Fifth Third Bancorp	1,494	51,020
First Republic Bank	393	59,669
Franklin Resources, Inc.	515	13,426
Globe Life, Inc.	229	22,257
Goldman Sachs Group, Inc.	764	254,160
Hartford Financial Services Group, Inc.	706	45,403
Huntington Bancshares, Inc.	3,082	41,299
Interactive Brokers Group, Inc., Class A	190	11,702
Intercontinental Exchange, Inc.	1,231	124,146
JPMorgan Chase & Co.	6,581	748,457
KeyCorp	2,019	35,716
KKR & Co., Inc.	1,903	96,216
M&T Bank Corp.	384	69,804
Markel Corp.*	29	34,629
Marsh & McLennan Cos., Inc.	1,119	180,573
MetLife, Inc.	1,332	85,688
Moody’s Corp.	358	101,858
Morgan Stanley	3,036	258,728
MSCI, Inc.	178	79,965
Nasdaq, Inc.	786	46,791
Northern Trust Corp.	434	41,269
PNC Financial Services Group, Inc.	916	144,728
Principal Financial Group, Inc.	533	39,847
Progressive Corp.	1,295	158,832
Prudential Financial, Inc.	821	78,611
Raymond James Financial, Inc.	430	44,879
Regions Financial Corp.	2,030	43,990
Rocket Cos., Inc., Class A	471	3,721
S&P Global, Inc.	766	269,770
State Street Corp.	770	52,630
SVB Financial Group*	137	55,693
Synchrony Financial	1,121	36,713
T. Rowe Price Group, Inc.	490	58,800
Travelers Cos., Inc.	525	84,861
Truist Financial Corp.	2,942	137,803
US Bancorp	2,968	135,370
W.R. Berkley Corp.	418	27,086
Wells Fargo & Co.	8,502	371,622
Willis Towers Watson PLC	242	50,053

(Cost $6,675,852)		6,900,184

	Number of Shares	Value
Health Care — 19.4%
Abbott Laboratories	4,626	$474,859
AbbVie, Inc.	4,491	603,860
ABIOMED, Inc.*	407	105,527
Agilent Technologies, Inc.	1,273	163,262
Align Technology, Inc.*	463	112,833
Alnylam Pharmaceuticals, Inc.*	765	158,103
AmerisourceBergen Corp.	832	121,938
Amgen, Inc.	1,515	364,055
Avantor, Inc.*	3,839	95,630
Baxter International, Inc.	2,327	133,709
Becton Dickinson and Co.	951	240,051
Biogen, Inc.*	682	133,249
BioMarin Pharmaceutical, Inc.*	1,323	118,012
Boston Scientific Corp.*	5,166	208,241
Bristol-Myers Squibb Co.	5,662	381,675
Cardinal Health, Inc.	1,764	124,750
Catalent, Inc.*	970	85,360
Centene Corp.*	1,234	110,739
Cigna Corp.	694	196,714
Cooper Cos., Inc.	344	98,879
CVS Health Corp.	3,769	369,927
Danaher Corp.	1,787	482,329
DaVita, Inc.*	126	10,747
DENTSPLY SIRONA, Inc.	2,498	81,859
Dexcom, Inc.*	1,850	152,089
Edwards Lifesciences Corp.*	2,189	197,229
Elanco Animal Health, Inc.*	4,845	73,305
Elevance Health, Inc.	538	260,989
Eli Lilly & Co.	2,139	644,331
Exact Sciences Corp.*	2,100	74,655
Gilead Sciences, Inc.	4,047	256,863
HCA Healthcare, Inc.	490	96,956
Henry Schein, Inc.*	1,160	85,156
Hologic, Inc.*	1,493	100,867
Horizon Therapeutics PLC*	1,468	86,920
Humana, Inc.	279	134,417
IDEXX Laboratories, Inc.*	384	133,486
Illumina, Inc.*	732	147,600
Incyte Corp.*	1,242	87,474
Intuitive Surgical, Inc.*	1,178	242,362
IQVIA Holdings, Inc.*	409	86,978
Jazz Pharmaceuticals PLC*	598	92,822
Johnson & Johnson	6,841	1,103,727
Laboratory Corp. of America Holdings	105	23,653
McKesson Corp.	518	190,106
Medtronic PLC	3,843	337,877
Merck & Co., Inc.	6,508	555,523
Mettler-Toledo International, Inc.*	114	138,220
Moderna, Inc.*	1,246	164,808
Organon & Co.	2,652	75,662
Pfizer, Inc.	14,123	638,783
Quest Diagnostics, Inc.	45	5,639
Regeneron Pharmaceuticals, Inc.*	369	214,411
ResMed, Inc.	688	151,305
Royalty Pharma PLC, Class A	2,592	108,372
Seagen, Inc.*	727	112,169
STERIS PLC	595	119,821

See Notes to Financial Statements.	60

DBX ETF Trust

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

August 31, 2022

	Number of Shares	Value
Health Care (Continued)
Stryker Corp.	1,110	$227,772
Teladoc Health, Inc.*	77	2,392
Teleflex, Inc.	414	93,672
Thermo Fisher Scientific, Inc.	1,020	556,226
UnitedHealth Group, Inc.	2,110	1,095,786
Universal Health Services, Inc., Class B	155	15,165
Veeva Systems, Inc., Class A*	310	61,789
Vertex Pharmaceuticals, Inc.*	830	233,861
Viatris, Inc.	10,191	97,324
Waters Corp.*	301	89,879
Zimmer Biomet Holdings, Inc.	1,205	128,116
Zoetis, Inc.	1,505	235,578

(Cost $15,213,232)		14,708,443

Industrials — 5.3%
A O Smith Corp.	1,202	67,853
C.H. Robinson Worldwide, Inc.	992	113,237
Carrier Global Corp.	3,943	154,250
Copart, Inc.*	1,141	136,521
CoStar Group, Inc.*	896	62,397
Deere & Co.	838	306,079
Delta Air Lines, Inc.*	3,805	118,221
Dover Corp.	875	109,340
Equifax, Inc.	269	50,774
Expeditors International of Washington, Inc.	1,107	113,899
Fastenal Co.	2,803	141,075
FedEx Corp.	763	160,848
JB Hunt Transport Services, Inc.	657	114,331
Johnson Controls International PLC	2,658	143,904
Lyft, Inc., Class A*	6,371	93,845
Masco Corp.	1,936	98,484
Old Dominion Freight Line, Inc.	514	139,505
Otis Worldwide Corp.	1,945	140,468
PACCAR, Inc.	1,478	129,340
Rollins, Inc.	508	17,150
Southwest Airlines Co.*	3,360	123,312
Stanley Black & Decker, Inc.	1,025	90,303
Trane Technologies PLC	764	117,709
TransUnion	418	30,878
Uber Technologies, Inc.*	7,516	216,160
United Airlines Holdings, Inc.*	2,597	90,921
United Parcel Service, Inc., Class B	2,063	401,274
Verisk Analytics, Inc.	346	64,757
W.W. Grainger, Inc.	245	135,960
Waste Management, Inc.	1,392	235,290
Westinghouse Air Brake Technologies Corp.	992	86,949

(Cost $3,817,742)		4,005,034

Information Technology — 34.1%
Accenture PLC, Class A	1,488	429,228
Adobe, Inc.*	1,061	396,220
Advanced Micro Devices, Inc.*	4,608	391,081
Akamai Technologies, Inc.*	363	32,772
Amdocs Ltd.	315	26,923
Analog Devices, Inc.	1,664	252,146

	Number of Shares	Value
Information Technology (Continued)
Apple, Inc.	47,021	$7,392,642
Applied Materials, Inc.	2,800	263,396
Arista Networks, Inc.*	1,307	156,683
Atlassian Corp. PLC, Class A*	317	78,508
Autodesk, Inc.*	481	97,037
Automatic Data Processing, Inc.	933	228,035
Bill.com Holdings, Inc.*	244	39,499
Block, Inc.*	1,192	82,141
Broadcom, Inc.	1,035	516,579
Broadridge Financial Solutions, Inc.	253	43,306
Cadence Design Systems, Inc.*	609	105,826
CDW Corp.	247	42,163
Cisco Systems, Inc.	8,536	381,730
Citrix Systems, Inc.	271	27,851
Cloudflare, Inc., Class A*	545	34,101
Cognizant Technology Solutions Corp., Class A	1,053	66,518
Corning, Inc.	4,058	139,271
Crowdstrike Holdings, Inc., Class A*	462	84,366
Datadog, Inc., Class A*	566	59,402
DocuSign, Inc.*	427	24,860
Enphase Energy, Inc.*	679	194,493
EPAM Systems, Inc.*	125	53,313
Fidelity National Information Services, Inc.	1,349	123,258
Fiserv, Inc.*	1,335	135,089
FleetCor Technologies, Inc.*	165	35,067
Fortinet, Inc.*	1,599	77,855
Gartner, Inc.*	171	48,790
Global Payments, Inc.	618	76,774
GLOBALFOUNDRIES, Inc.*	1,920	114,854
HP, Inc.	4,464	128,161
HubSpot, Inc.*	100	33,704
Intel Corp.	11,286	360,249
Intuit, Inc.	620	267,704
Keysight Technologies, Inc.*	941	154,220
Lam Research Corp.	500	218,955
Marvell Technology, Inc.	3,591	168,131
Mastercard, Inc., Class A	1,934	627,332
Microchip Technology, Inc.	2,510	163,778
Micron Technology, Inc.	3,770	213,118
Microsoft Corp.	22,271	5,823,198
MongoDB, Inc.*	145	46,815
Motorola Solutions, Inc.	726	176,716
NetApp, Inc.	1,644	118,582
NortonLifeLock, Inc.	1,027	23,200
NVIDIA Corp.	5,929	894,923
Okta, Inc.*	373	34,092
Oracle Corp.	3,387	251,146
Palantir Technologies, Inc., Class A*	3,614	27,900
Palo Alto Networks, Inc.*	221	123,055
Paychex, Inc.	718	88,558
Paycom Software, Inc.*	112	39,334
PayPal Holdings, Inc.*	2,580	241,075
QUALCOMM, Inc.	3,123	413,079
Salesforce, Inc.*	2,174	339,405
Seagate Technology Holdings PLC	1,438	96,288

See Notes to Financial Statements.	61

DBX ETF Trust

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

August 31, 2022

	Number of Shares	Value
Information Technology (Continued)
ServiceNow, Inc.*	423	$183,844
Skyworks Solutions, Inc.	1,169	115,205
Snowflake, Inc., Class A*	595	107,665
Splunk, Inc.*	322	28,990
SS&C Technologies Holdings, Inc.	519	28,939
Synopsys, Inc.*	340	117,647
TE Connectivity Ltd.	1,395	176,063
Teradyne, Inc.	1,238	104,784
Texas Instruments, Inc.	2,583	426,737
Trade Desk, Inc., Class A*	962	60,317
Twilio, Inc., Class A*	269	18,717
VeriSign, Inc.*	210	38,266
Visa, Inc., Class A	3,702	735,624
VMware, Inc., Class A	509	59,059
Western Digital Corp.*	2,276	96,184
Workday, Inc., Class A*	447	73,558
Zoom Video Communications, Inc., Class A*	404	32,482
Zscaler, Inc.*	189	30,096

(Cost $24,382,690)		25,758,672

Materials — 2.1%
Ball Corp.	1,699	94,821
Corteva, Inc.	3,008	184,781
Ecolab, Inc.	1,045	171,202
FMC Corp.	1,007	108,837
International Flavors & Fragrances, Inc.	1,223	135,117
International Paper Co.	2,267	94,353
Mosaic Co.	2,326	125,302
Nucor Corp.	1,197	159,129
Packaging Corp. of America	723	98,993
PPG Industries, Inc.	1,160	147,297
Sherwin-Williams Co.	846	196,357
Southern Copper Corp.	1,674	78,795

(Cost $1,565,577)		1,594,984

Real Estate — 5.2%
Alexandria Real Estate Equities, Inc. REIT	857	131,464
American Tower Corp. REIT	1,344	341,443
AvalonBay Communities, Inc. REIT	684	137,422
Boston Properties, Inc. REIT	1,189	94,442
CBRE Group, Inc., Class A*	596	47,060
Crown Castle, Inc. REIT	1,409	240,699

	Number of Shares	Value
Real Estate (Continued)
Digital Realty Trust, Inc. REIT	1,231	$152,189
Duke Realty Corp. REIT	2,207	129,882
Equinix, Inc. REIT	316	207,729
Equity Residential REIT	1,833	134,139
Essex Property Trust, Inc. REIT	421	111,590
Extra Space Storage, Inc. REIT	735	146,067
Healthpeak Properties, Inc. REIT	3,974	104,317
Invitation Homes, Inc. REIT	3,384	122,771
Iron Mountain, Inc. REIT	2,164	113,848
Mid-America Apartment Communities, Inc. REIT	684	113,318
Prologis, Inc. REIT	2,292	285,377
Public Storage REIT	583	192,874
Realty Income Corp. REIT	2,486	169,744
SBA Communications Corp. REIT	473	153,843
Simon Property Group, Inc. REIT	1,540	157,049
UDR, Inc. REIT	2,310	103,650
Ventas, Inc. REIT	2,194	105,005
Welltower, Inc. REIT	1,975	151,384
Weyerhaeuser Co. REIT	3,885	132,712
WP Carey, Inc. REIT	1,386	116,466
Zillow Group, Inc., Class A*	62	2,071
Zillow Group, Inc., Class C*	404	13,518

(Cost $3,903,371)		3,912,073

Utilities — 1.2%
American Water Works Co., Inc.	3,067	455,296
Edison International	6,791	460,226

(Cost $873,674)		915,522

TOTAL COMMON STOCKS (Cost $73,612,521)		75,177,204

CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 2.24% (a) (Cost $349,061)	349,061	349,061

TOTAL INVESTMENTS — 99.9% (Cost $73,961,582)		$75,526,265
Other assets and liabilities, net — 0.1%		111,171

NET ASSETS — 100.0%		$75,637,436

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2022 is as follows:

Value ($) at 6/28/2022 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2022	Value ($) at 8/31/2022
CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 2.24% (a)
—	3,399,892	(3,050,831)	—	—	492	—	349,061	349,061

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

REIT:	Real Estate Investment Trust

See Notes to Financial Statements.	62

DBX ETF Trust

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

August 31, 2022

At August 31, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
E-Mini S&P 500 ESG Futures	USD	2	$357,770	$345,040	9/16/2022	$(12,730)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$75,177,204	$—	$—	$75,177,204
Short-Term Investments (a)	349,061	—	—	349,061

TOTAL	$75,526,265	$—	$—	$75,526,265

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(12,730)	$—	$—	$(12,730)

TOTAL	$(12,730)	$—	$—	$(12,730)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	63

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF

August 31, 2022

	Number of Shares	Value
COMMON STOCKS — 99.6%
Communication Services — 8.7%
Alphabet, Inc., Class A*	186,520	$20,185,194
Alphabet, Inc., Class C*	171,012	18,665,960
AT&T, Inc.	220,178	3,861,922
Charter Communications, Inc., Class A*	3,609	1,489,182
Comcast Corp., Class A	138,666	5,018,323
Electronic Arts, Inc.	8,675	1,100,597
Interpublic Group of Cos., Inc.	12,143	335,632
Omnicom Group, Inc.	6,684	447,160
Take-Two Interactive Software, Inc.*	4,873	597,235
Twitter, Inc.*	24,819	961,736
Verizon Communications, Inc.	129,660	5,421,085
Walt Disney Co.*	56,175	6,296,094
Warner Bros Discovery, Inc.*	68,234	903,418

(Cost $79,264,320)		65,283,538

Consumer Discretionary — 9.5%
Amazon.com, Inc.*	271,623	34,433,648
Aptiv PLC*	8,452	789,670
Best Buy Co., Inc.	6,282	444,075
BorgWarner, Inc.	7,460	281,242
Caesars Entertainment, Inc.*	6,629	285,843
Darden Restaurants, Inc.	3,936	486,923
Dollar Tree, Inc.*	6,914	938,092
eBay, Inc.	17,351	765,700
Etsy, Inc.*	3,952	417,371
Expedia Group, Inc.*	4,663	478,657
Ford Motor Co.	121,380	1,849,831
General Motors Co.	44,816	1,712,419
Hasbro, Inc.	4,042	318,590
Hilton Worldwide Holdings, Inc.	8,610	1,096,570
Las Vegas Sands Corp.*	10,276	386,686
Lowe’s Cos., Inc.	20,519	3,983,559
Marriott International, Inc., Class A	8,511	1,308,481
McDonald’s Corp.	23,055	5,816,315
MGM Resorts International	11,386	371,639
Mohawk Industries, Inc.*	1,723	190,150
Newell Brands, Inc.	11,739	209,541
NIKE, Inc., Class B	39,387	4,192,746
PulteGroup, Inc.	7,676	312,106
PVH Corp.	2,128	119,700
Ralph Lauren Corp.	1,482	135,351
Royal Caribbean Cruises Ltd.*	6,804	277,943
Starbucks Corp.	35,488	2,983,476
Tapestry, Inc.	8,137	282,598
Target Corp.	14,345	2,300,077
TJX Cos., Inc.	36,793	2,294,044
VF Corp.	9,940	412,013
Whirlpool Corp.	1,825	285,795
Yum! Brands, Inc.	8,983	999,269

(Cost $85,084,794)		71,160,120

Consumer Staples — 6.8%
Archer-Daniels-Midland Co.	17,272	1,518,036
Brown-Forman Corp., Class B	5,722	415,989
Campbell Soup Co.	6,257	315,228
Coca-Cola Co.	120,932	7,462,714

	Number of Shares	Value
Consumer Staples (Continued)
Colgate-Palmolive Co.	25,939	$2,028,689
Conagra Brands, Inc.	14,721	506,108
Constellation Brands, Inc., Class A	5,059	1,244,767
Estee Lauder Cos., Inc., Class A	7,216	1,835,606
General Mills, Inc.	18,585	1,427,328
Hershey Co.	4,474	1,005,174
Hormel Foods Corp.	8,535	429,140
J M Smucker Co.	3,384	473,726
Kellogg Co.	7,729	562,208
Kraft Heinz Co.	22,128	827,587
Kroger Co.	20,642	989,578
McCormick & Co., Inc.	7,722	649,189
Molson Coors Beverage Co., Class B	5,872	303,406
Mondelez International, Inc., Class A	42,754	2,644,762
PepsiCo, Inc.	42,638	7,345,248
Procter & Gamble Co.	74,459	10,270,874
Sysco Corp.	15,651	1,286,825
Tyson Foods, Inc., Class A	9,074	683,998
Walgreens Boots Alliance, Inc.	22,212	778,753
Walmart, Inc.	43,623	5,782,229

(Cost $49,933,905)		50,787,162

Energy — 5.0%
APA Corp.	10,490	410,264
Baker Hughes Co.	28,108	710,008
ConocoPhillips	40,279	4,408,536
Devon Energy Corp.	19,297	1,362,754
EOG Resources, Inc.	18,163	2,203,172
Exxon Mobil Corp.	130,678	12,491,510
Halliburton Co.	27,581	831,015
Hess Corp.	8,474	1,023,490
Kinder Morgan, Inc.	60,178	1,102,461
Marathon Oil Corp.	21,925	561,061
Marathon Petroleum Corp.	16,799	1,692,499
Occidental Petroleum Corp.	27,243	1,934,253
ONEOK, Inc.	13,595	832,422
Phillips 66	14,514	1,298,422
Pioneer Natural Resources Co.	7,036	1,781,656
Schlumberger N.V.	43,344	1,653,574
Valero Energy Corp.	12,692	1,486,487
Williams Cos., Inc.	37,722	1,283,680

(Cost $28,403,384)		37,067,264

Financials — 10.8%
Aflac, Inc.	18,722	1,112,461
Allstate Corp.	8,616	1,038,228
American Express Co.	18,983	2,885,416
American International Group, Inc.	24,575	1,271,756
Ameriprise Financial, Inc.	3,438	921,418
Assurant, Inc.	1,763	279,418
Bank of America Corp.	219,154	7,365,766
Bank of New York Mellon Corp.	22,859	949,334
BlackRock, Inc.	4,374	2,914,790
Capital One Financial Corp.	12,193	1,290,263
Cboe Global Markets, Inc.	3,263	384,936
Charles Schwab Corp.	46,384	3,290,945
Chubb Ltd.	13,290	2,512,475

See Notes to Financial Statements.	64

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

August 31, 2022

	Number of Shares	Value
Financials (Continued)
Cincinnati Financial Corp.	4,651	$450,961
Citigroup, Inc.	60,264	2,941,486
CME Group, Inc.	11,174	2,185,746
Comerica, Inc.	3,995	320,799
Discover Financial Services	8,959	900,290
FactSet Research Systems, Inc.	1,177	510,041
Fifth Third Bancorp	21,338	728,693
Franklin Resources, Inc.	8,617	224,645
Globe Life, Inc.	2,788	270,966
Goldman Sachs Group, Inc.	10,623	3,533,953
Hartford Financial Services Group, Inc.	10,444	671,654
Intercontinental Exchange, Inc.	17,447	1,759,530
Invesco Ltd.	10,623	174,961
JPMorgan Chase & Co.	91,290	10,382,412
KeyCorp	28,533	504,749
Lincoln National Corp.	5,114	235,551
MarketAxess Holdings, Inc.	1,166	289,856
Marsh & McLennan Cos., Inc.	15,596	2,516,727
MetLife, Inc.	21,537	1,385,475
Moody’s Corp.	5,008	1,424,876
Morgan Stanley	43,701	3,724,199
MSCI, Inc.	2,501	1,123,549
Nasdaq, Inc.	10,549	627,982
Northern Trust Corp.	6,424	610,858
PNC Financial Services Group, Inc.	12,937	2,044,046
Principal Financial Group, Inc. (a)	7,725	577,521
Prudential Financial, Inc.	11,569	1,107,732
Raymond James Financial, Inc.	5,631	587,707
Regions Financial Corp.	29,778	645,289
S&P Global, Inc.	10,782	3,797,205
State Street Corp.	11,340	775,089
Synchrony Financial	16,038	525,245
T. Rowe Price Group, Inc.	7,110	853,200
Travelers Cos., Inc.	7,432	1,201,308
Truist Financial Corp.	41,425	1,940,347
US Bancorp	41,910	1,911,515
W.R. Berkley Corp.	6,468	419,126
Willis Towers Watson PLC	3,459	715,425

(Cost $87,724,684)		80,817,920

Health Care — 15.1%
Abbott Laboratories	54,539	5,598,428
AbbVie, Inc.	54,562	7,336,407
Agilent Technologies, Inc.	9,268	1,188,621
AmerisourceBergen Corp.	4,689	687,220
Amgen, Inc.	16,587	3,985,856
Baxter International, Inc.	15,700	902,122
Becton Dickinson and Co.	8,777	2,215,490
Biogen, Inc.*	4,498	878,819
Bio-Rad Laboratories, Inc., Class A*	617	299,270
Boston Scientific Corp.*	43,918	1,770,335
Bristol-Myers Squibb Co.	66,107	4,456,273
Cardinal Health, Inc.	8,536	603,666
Catalent, Inc.*	5,561	489,368
Centene Corp.*	18,112	1,625,371
Charles River Laboratories International, Inc.*	1,580	324,295

	Number of Shares	Value
Health Care (Continued)
Cigna Corp.	9,825	$2,784,896
CVS Health Corp.	40,496	3,974,682
DaVita, Inc.*	1,855	158,213
Edwards Lifesciences Corp.*	19,399	1,747,850
Elevance Health, Inc.	7,490	3,633,474
Eli Lilly & Co.	24,501	7,380,436
Gilead Sciences, Inc.	38,680	2,455,020
Henry Schein, Inc.*	4,163	305,606
Hologic, Inc.*	7,709	520,820
Humana, Inc.	4,003	1,928,565
IDEXX Laboratories, Inc.*	2,620	910,764
Illumina, Inc.*	4,779	963,638
Laboratory Corp. of America Holdings	2,831	637,739
McKesson Corp.	4,518	1,658,106
Medtronic PLC	41,475	3,646,482
Merck & Co., Inc.	78,460	6,697,346
Mettler-Toledo International, Inc.*	701	849,934
Moderna, Inc.*	10,949	1,448,224
Organon & Co.	7,969	227,356
PerkinElmer, Inc.	3,973	536,593
Pfizer, Inc.	174,168	7,877,619
Quest Diagnostics, Inc.	3,761	471,291
Regeneron Pharmaceuticals, Inc.*	3,318	1,927,957
Thermo Fisher Scientific, Inc.	12,159	6,630,546
UnitedHealth Group, Inc.	29,059	15,091,210
Vertex Pharmaceuticals, Inc.*	7,851	2,212,098
Viatris, Inc.	37,379	356,969
Waters Corp.*	1,858	554,799
West Pharmaceutical Services, Inc.	2,276	675,266
Zoetis, Inc.	14,684	2,298,487

(Cost $109,996,998)		112,923,527

Industrials — 6.3%
American Airlines Group, Inc.*	20,198	262,372
Carrier Global Corp.	26,547	1,038,519
Caterpillar, Inc.	16,689	3,082,625
Cintas Corp.	2,745	1,116,776
CSX Corp.	68,389	2,164,512
Cummins, Inc.	4,375	942,244
Deere & Co.	8,647	3,158,317
Dover Corp.	4,430	553,573
Eaton Corp. PLC	12,320	1,683,405
Emerson Electric Co.	18,344	1,499,439
Fastenal Co.	17,747	893,206
FedEx Corp.	7,516	1,584,448
Fortive Corp.	10,862	687,890
Generac Holdings, Inc.*	1,952	430,240
General Electric Co.	33,921	2,491,158
IDEX Corp.	2,324	467,612
Illinois Tool Works, Inc.	8,848	1,723,856
Ingersoll Rand, Inc.	12,588	596,294
JB Hunt Transport Services, Inc.	2,610	454,192
Johnson Controls International PLC	21,640	1,171,590
Nielsen Holdings PLC	10,765	299,698
Nordson Corp.	1,701	386,416
Otis Worldwide Corp.	13,175	951,498
PACCAR, Inc.	10,598	927,431

See Notes to Financial Statements.	65

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

August 31, 2022

	Number of Shares	Value
Industrials (Continued)
Parker-Hannifin Corp.	3,941	$1,044,365
Pentair PLC	5,060	225,170
Republic Services, Inc.	6,378	910,268
Robert Half International, Inc.	3,383	260,390
Rockwell Automation, Inc.	3,583	848,956
Snap-on, Inc.	1,614	351,626
Stanley Black & Decker, Inc.	4,975	438,297
Trane Technologies PLC	7,309	1,126,098
Union Pacific Corp.	19,653	4,412,295
United Parcel Service, Inc., Class B	22,769	4,428,798
United Rentals, Inc.*	2,252	657,674
Verisk Analytics, Inc.	4,951	926,629
Waste Management, Inc.	11,903	2,011,964
Westinghouse Air Brake Technologies Corp.	5,868	514,330
Xylem, Inc.	5,483	499,501

(Cost $49,198,253)		47,223,672

Information Technology — 30.3%
Adobe, Inc.*	14,552	5,434,299
Advanced Micro Devices, Inc.*	50,425	4,279,570
ANSYS, Inc.*	2,739	680,094
Apple, Inc.	476,911	74,979,947
Applied Materials, Inc.	27,372	2,574,884
Arista Networks, Inc.*	6,891	826,093
Autodesk, Inc.*	6,814	1,374,656
CDW Corp.	4,212	718,988
Cisco Systems, Inc.	128,852	5,762,261
Corning, Inc.	23,048	791,007
Hewlett Packard Enterprise Co.	40,454	550,174
HP, Inc.	33,342	957,249
Intel Corp.	126,915	4,051,127
Intuit, Inc.	8,733	3,770,735
Juniper Networks, Inc.	10,011	284,513
Keysight Technologies, Inc.*	5,633	923,192
Lam Research Corp.	4,306	1,885,640
Mastercard, Inc., Class A	26,625	8,636,351
Micron Technology, Inc.	34,712	1,962,269
Microsoft Corp.	231,978	60,655,288
Motorola Solutions, Inc.	5,251	1,278,146
NortonLifeLock, Inc.	17,711	400,092
NVIDIA Corp.	77,685	11,725,774
Oracle Corp.	48,631	3,605,989
QUALCOMM, Inc.	34,781	4,600,483
Roper Technologies, Inc.	3,248	1,307,580
Salesforce, Inc.*	30,768	4,803,500
Seagate Technology Holdings PLC	6,223	416,692
TE Connectivity Ltd.	10,050	1,268,411
Texas Instruments, Inc.	28,494	4,707,494
Trimble, Inc.*	7,722	488,417
Tyler Technologies, Inc.*	1,272	472,561
Visa, Inc., Class A (a)	51,178	10,169,580
Zebra Technologies Corp., Class A*	1,635	493,181

(Cost $239,436,286)		226,836,237

Materials — 2.6%
Air Products and Chemicals, Inc.	6,850	1,729,282
Albemarle Corp.	3,610	967,336

	Number of Shares	Value
Materials (Continued)
Amcor PLC	47,267	$567,677
Ball Corp.	10,234	571,160
CF Industries Holdings, Inc.	6,529	675,490
Corteva, Inc.	22,425	1,377,568
Dow, Inc.	22,719	1,158,669
Ecolab, Inc.	7,691	1,260,016
FMC Corp.	3,906	422,160
Freeport-McMoRan, Inc.	45,361	1,342,686
International Flavors & Fragrances, Inc.	7,815	863,401
International Paper Co.	11,817	491,824
Linde PLC	15,613	4,416,293
LyondellBasell Industries NV, Class A	8,043	667,569
Mosaic Co.	11,547	622,037
Newmont Corp.	24,603	1,017,580
PPG Industries, Inc.	7,307	927,843
Westrock Co.	8,158	331,133

(Cost $21,054,106)		19,409,724

Real Estate — 2.7%
Alexandria Real Estate Equities, Inc. REIT	4,532	695,209
American Tower Corp. REIT	14,407	3,660,098
AvalonBay Communities, Inc. REIT	4,301	864,114
Boston Properties, Inc. REIT	4,325	343,535
CBRE Group, Inc., Class A*	10,307	813,841
Digital Realty Trust, Inc. REIT	8,762	1,083,246
Equinix, Inc. REIT	2,837	1,864,959
Equity Residential REIT	10,696	782,733
Essex Property Trust, Inc. REIT	2,007	531,975
Extra Space Storage, Inc. REIT	4,083	811,415
Federal Realty Investment Trust REIT	2,199	222,693
Healthpeak Properties, Inc. REIT	16,455	431,944
Host Hotels & Resorts, Inc. REIT	22,056	391,935
Iron Mountain, Inc. REIT	9,026	474,858
Kimco Realty Corp. REIT	18,580	391,666
Prologis, Inc. REIT	23,052	2,870,205
Regency Centers Corp. REIT	4,625	281,385
Simon Property Group, Inc. REIT	10,150	1,035,097
UDR, Inc. REIT	9,304	417,470
Ventas, Inc. REIT	12,213	584,514
Vornado Realty Trust REIT (a)	4,953	129,868
Welltower, Inc. REIT	14,156	1,085,057
Weyerhaeuser Co. REIT	22,934	783,425

(Cost $22,328,035)		20,551,242

Utilities — 1.8%
American Water Works Co., Inc.	5,690	844,681
Consolidated Edison, Inc.	10,944	1,069,667
Edison International	11,751	796,365
Entergy Corp.	6,227	717,973
Eversource Energy	10,667	956,723
Exelon Corp.	30,546	1,341,275
NextEra Energy, Inc.	60,456	5,142,387
Public Service Enterprise Group, Inc.	15,658	1,007,749
Sempra Energy	9,952	1,641,781

(Cost $12,450,999)		13,518,601

TOTAL COMMON STOCKS (Cost $784,875,764)		745,579,007

See Notes to Financial Statements.	66

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

August 31, 2022

	Number of Shares	Value
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 2.24% (b) (Cost $1,156,171)	1,156,171	$1,156,171

TOTAL INVESTMENTS — 99.8% (Cost $786,031,935)		$746,735,178
Other assets and liabilities, net — 0.2%		1,129,970

NET ASSETS — 100.0%		$747,865,148

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2022	Value ($) at 8/31/2022
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00% (b)(c)
107,727	—	(107,727	)(d)	—	—	23	—	—	—

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 2.24% (b)
1,353,973	15,370,028	(15,567,830)		—	—	4,262	—	1,156,171	1,156,171

1,461,700	15,370,028	(15,675,557)		—	—	4,285	—	1,156,171	1,156,171

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2022 amounted to $9,620,118, which is 1.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $9,947,642.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2022.

REIT:	Real Estate Investment Trust

At August 31, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 ESG Futures	USD	9	$1,612,467	$1,552,680	9/16/2022	$(59,787)
S&P 500 E-Mini Futures	USD	3	571,507	593,475	9/16/2022	21,968

Total net unrealized depreciation						$(37,819)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	67

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

August 31, 2022

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$745,579,007	$—	$—	$745,579,007
Short-Term Investments (a)	1,156,171	—	—	1,156,171
Derivatives (b)
Futures Contracts	21,968	—	—	21,968

TOTAL	$746,757,146	$—	$—	$746,757,146

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(59,787)	$—	$—	$(59,787)

TOTAL	$(59,787)	$—	$—	$(59,787)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	68

DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 ESG ETF

August 31, 2022

	Number of Shares	Value
COMMON STOCKS — 99.4%
Communication Services — 1.6%
Cable One, Inc.	38	$43,130
John Wiley & Sons, Inc., Class A	319	14,683
New York Times Co., Class A	1,285	39,180
TEGNA, Inc.	1,717	36,744
TripAdvisor, Inc.*	785	18,683
Ziff Davis, Inc.*	353	27,280

(Cost $233,377)		179,700

Consumer Discretionary — 14.9%
Adient PLC*	743	24,668
American Eagle Outfitters, Inc.	1,200	13,512
AutoNation, Inc.* (a)	276	34,390
Boyd Gaming Corp.	625	34,019
Brunswick Corp.	585	43,705
Capri Holdings Ltd.*	1,126	53,125
Carter’s, Inc.	309	22,820
Columbia Sportswear Co.	252	17,952
Cracker Barrel Old Country Store, Inc.	172	18,566
Crocs, Inc.*	462	34,049
Dana, Inc.	1,055	16,321
Deckers Outdoor Corp.*	210	67,530
Dick’s Sporting Goods, Inc.	446	47,441
Five Below, Inc.* (a)	425	54,349
Foot Locker, Inc.	639	23,541
Gap, Inc.	1,557	14,231
Goodyear Tire & Rubber Co.*	2,107	29,561
Graham Holdings Co., Class B	32	18,094
Grand Canyon Education, Inc.*	241	19,613
H&R Block, Inc.	1,203	54,135
Hanesbrands, Inc. (a)	2,675	23,299
Harley-Davidson, Inc.	1,135	43,777
KB Home	653	18,708
Kohl’s Corp.	1,020	28,988
Lear Corp.	458	63,497
Leggett & Platt, Inc.	1,002	38,296
Lithia Motors, Inc.	225	59,724
Macy’s, Inc.	2,199	38,087
Marriott Vacations Worldwide Corp.	312	44,435
Nordstrom, Inc.	872	14,920
Papa John’s International, Inc.	250	20,208
Polaris, Inc. (a)	430	48,706
RH* (a)	132	33,780
Service Corp. International	1,204	74,299
Taylor Morrison Home Corp.*	899	22,574
Tempur Sealy International, Inc.	1,354	33,864
Texas Roadhouse, Inc.	524	46,510
Thor Industries, Inc. (a)	425	34,429
Toll Brothers, Inc.	860	37,659
Callaway Golf Co.*	857	18,965
Travel + Leisure Co.	662	28,069
Visteon Corp.*	225	26,962
Wendy’s Co.	1,292	24,781
Williams-Sonoma, Inc. (a)	532	79,135
Wingstop, Inc. (a)	235	26,757
Wyndham Hotels & Resorts, Inc.	701	45,803

	Number of Shares	Value
Consumer Discretionary (Continued)
YETI Holdings, Inc.*	641	$23,646

(Cost $1,841,179)		1,641,500

Consumer Staples — 3.4%
BJ’s Wholesale Club Holdings, Inc.*	1,025	76,352
Coty, Inc., Class A*	2,670	20,052
Darling Ingredients, Inc.*	1,232	93,706
Flowers Foods, Inc.	1,559	42,561
Grocery Outlet Holding Corp.* (a)	680	27,281
Hain Celestial Group, Inc.*	668	13,534
Ingredion, Inc.	510	44,406
Nu Skin Enterprises, Inc., Class A	396	16,212
Pilgrim’s Pride Corp.*	356	10,135
Sprouts Farmers Market, Inc.*	821	23,727

(Cost $334,335)		367,966

Energy — 4.6%
CNX Resources Corp.* (a)	1,481	26,169
EQT Corp.	2,250	107,550
Equitrans Midstream Corp.	3,174	29,423
HF Sinclair Corp.	1,145	60,262
Murphy Oil Corp.	1,130	44,036
NOV, Inc.	2,990	52,833
Range Resources Corp.*	1,977	64,964
Targa Resources Corp.	1,748	119,266

(Cost $403,927)		504,503

Financials — 15.9%
Affiliated Managers Group, Inc.	298	37,953
Alleghany Corp.*	105	88,324
Associated Banc-Corp.	1,170	23,447
Bank of Hawaii Corp.	310	24,186
Bank OZK	870	35,261
Bread Financial Holdings, Inc.	400	15,372
Brighthouse Financial, Inc.*	570	27,104
Cadence Bank	1,378	35,111
CNO Financial Group, Inc.	880	16,201
Commerce Bancshares, Inc.	863	59,349
East West Bancorp, Inc.	1,080	77,944
Evercore, Inc., Class A	306	28,669
First American Financial Corp.	827	44,245
First Horizon Corp.	4,119	93,172
FNB Corp.	2,600	30,992
Fulton Financial Corp.	1,278	20,742
Hancock Whitney Corp.	655	31,591
Hanover Insurance Group, Inc.	267	34,547
Janus Henderson Group PLC	1,287	30,116
Jefferies Financial Group, Inc.	1,480	47,493
Kemper Corp.	478	21,988
Kinsale Capital Group, Inc.	166	42,094
MGIC Investment Corp.	2,343	33,482
Navient Corp.	1,126	17,329
Old National Bancorp.	2,244	37,452
PacWest Bancorp	875	23,039
Pinnacle Financial Partners, Inc.	575	46,408
Primerica, Inc.	288	36,504
Prosperity Bancshares, Inc.	697	49,403
Reinsurance Group of America, Inc.	511	64,059

See Notes to Financial Statements.	69

DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 ESG ETF (Continued)

August 31, 2022

	Number of Shares	Value
Financials (Continued)
RenaissanceRe Holdings Ltd.	342	$46,259
SEI Investments Co.	795	43,487
Selective Insurance Group, Inc.	452	35,898
SLM Corp.	2,040	31,171
Stifel Financial Corp.	823	48,812
Synovus Financial Corp.	1,095	43,975
Texas Capital Bancshares, Inc.*	400	23,612
UMB Financial Corp.	330	29,525
Umpqua Holdings Corp.	1,685	29,892
Unum Group	1,532	57,986
Valley National Bancorp	3,157	36,684
Voya Financial, Inc.	780	47,993
Webster Financial Corp.	1,346	63,329
Wintrust Financial Corp.	465	39,218

(Cost $1,787,904)		1,751,418

Health Care — 9.7%
Acadia Healthcare Co., Inc.*	700	57,351
Amedisys, Inc.*	249	29,494
Arrowhead Pharmaceuticals, Inc.*	816	32,403
Azenta, Inc.	565	29,781
Encompass Health Corp.	749	36,379
Enovis Corp.*	360	18,234
Envista Holdings Corp.*	1,250	46,362
Exelixis, Inc.*	2,461	43,658
Haemonetics Corp.*	390	29,262
Halozyme Therapeutics, Inc.* (a)	1,050	42,767
HealthEquity, Inc.*	653	43,150
ICU Medical, Inc.*	152	24,168
Integra LifeSciences Holdings Corp.*	550	26,241
Jazz Pharmaceuticals PLC*	474	73,574
LHC Group, Inc.*	232	37,461
LivaNova PLC*	410	23,063
Neurocrine Biosciences, Inc.*	730	76,380
NuVasive, Inc.*	400	17,004
Patterson Cos., Inc.	684	19,077
Penumbra, Inc.*	267	43,833
Perrigo Co. PLC	1,050	39,291
Progyny, Inc.*	539	21,673
QuidelOrtho Corp.*	388	30,753
R1 RCM, Inc.*	1,040	22,724
STAAR Surgical Co.*	371	35,093
Syneos Health, Inc.*	782	47,006
Tenet Healthcare Corp.*	820	46,330
United Therapeutics Corp.*	348	78,864

(Cost $1,164,581)		1,071,376

Industrials — 19.1%
Acuity Brands, Inc.	270	44,261
AECOM	1,075	78,636
AGCO Corp.	469	50,985
Avis Budget Group, Inc.*	265	44,356
Axon Enterprise, Inc.*	545	63,591
Brink’s Co.	359	19,846
Carlisle Cos., Inc.	396	117,081
Chart Industries, Inc.*	273	52,924
Clean Harbors, Inc.*	385	45,207

	Number of Shares	Value
Industrials (Continued)
Donaldson Co., Inc.	952	$48,885
EMCOR Group, Inc.	395	46,973
EnerSys	302	18,836
Flowserve Corp.	1,000	30,470
FTI Consulting, Inc.*	260	41,756
Graco, Inc.	1,290	82,354
Hubbell, Inc.	408	84,170
IAA, Inc.*	1,023	38,117
Insperity, Inc.	273	29,762
ITT, Inc.	645	46,782
Kennametal, Inc.	608	14,252
Kirby Corp.*	453	30,378
Knight-Swift Transportation Holdings, Inc.	1,240	62,632
Lennox International, Inc.	252	60,510
Lincoln Electric Holdings, Inc.	445	60,827
ManpowerGroup, Inc.	396	29,035
MasTec, Inc.* (a)	430	34,615
Middleby Corp.*	420	60,404
MillerKnoll, Inc.	597	16,525
MSA Safety, Inc.	280	33,281
nVent Electric PLC	1,270	41,859
Owens Corning	745	60,889
Regal Rexnord Corp.	510	70,171
Ryder System, Inc.	398	30,423
Saia, Inc.*	205	42,400
Stericycle, Inc.*	712	35,664
Sunrun, Inc.* (a)	1,625	53,674
Terex Corp.	510	16,942
Tetra Tech, Inc.	420	57,040
Timken Co.	505	31,810
Toro Co.	800	66,344
Trex Co., Inc.*	864	40,427
Univar Solutions, Inc.*	1,325	33,417
Valmont Industries, Inc.	164	45,398
Watts Water Technologies, Inc., Class A	215	29,782
Werner Enterprises, Inc.	438	17,428
XPO Logistics, Inc.*	764	40,049

(Cost $2,054,556)		2,101,168

Information Technology — 12.5%
ACI Worldwide, Inc.*	859	20,358
Amkor Technology, Inc.	794	15,983
Arrow Electronics, Inc.*	498	52,195
Avnet, Inc.	755	33,137
Belden, Inc.	328	21,477
Calix, Inc.*	430	25,305
Ciena Corp.*	1,185	60,127
Cirrus Logic, Inc.*	440	33,744
CommVault Systems, Inc.*	326	17,699
Envestnet, Inc.*	417	21,838
Fair Isaac Corp.*	200	89,880
First Solar, Inc.*	760	96,938
Genpact Ltd.	1,298	60,980
Jabil, Inc.	1,073	64,702
Littelfuse, Inc.	195	46,258
Lumentum Holdings, Inc.* (a)	530	44,281

See Notes to Financial Statements.	70

DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 ESG ETF (Continued)

August 31, 2022

	Number of Shares	Value
Information Technology (Continued)
Manhattan Associates, Inc.*	485	$68,511
Maximus, Inc.	475	28,780
National Instruments Corp.	1,004	39,919
Paylocity Holding Corp.*	305	73,505
Power Integrations, Inc.	450	32,189
Semtech Corp.*	490	22,633
Silicon Laboratories, Inc.*	280	35,092
Synaptics, Inc.*	305	35,261
TD SYNNEX Corp.	317	30,521
Teradata Corp.*	794	26,123
Universal Display Corp.	335	37,430
Vishay Intertechnology, Inc.	971	19,100
Western Union Co.	2,945	43,645
WEX, Inc.*	344	53,062
Wolfspeed, Inc.*	940	106,662
Xerox Holdings Corp.	898	14,925

(Cost $1,398,083)		1,372,260

Materials — 6.9%
Alcoa Corp.	1,405	69,519
AptarGroup, Inc.	505	51,919
Ashland, Inc.	387	39,381
Avient Corp.	710	31,119
Cabot Corp.	440	31,667
Chemours Co.	1,170	39,464
Cleveland-Cliffs, Inc.*	3,658	63,174
Commercial Metals Co.	940	38,079
Greif, Inc., Class A	199	13,343
Ingevity Corp.*	287	20,130
Louisiana-Pacific Corp.	630	34,165
Minerals Technologies, Inc.	243	14,157
NewMarket Corp.	50	14,360
Scotts Miracle-Gro Co. (a)	310	20,755
Sensient Technologies Corp.	330	26,291
Sonoco Products Co.	750	47,265
Steel Dynamics, Inc.	1,376	111,071
United States Steel Corp.	2,000	45,740
Valvoline, Inc.	1,370	39,826
Worthington Industries, Inc.	239	12,187

(Cost $773,134)		763,612

Real Estate — 8.6%
Brixmor Property Group, Inc. REIT	2,297	49,339
Corporate Office Properties Trust REIT	865	22,351
Cousins Properties, Inc. REIT	1,130	30,340
Douglas Emmett, Inc. REIT	1,334	26,040
EastGroup Properties, Inc. REIT	318	52,479
First Industrial Realty Trust, Inc. REIT	1,013	51,339
Highwoods Properties, Inc. REIT	807	24,541
Hudson Pacific Properties, Inc. REIT	1,115	14,729
JBG SMITH Properties REIT	835	18,345
Jones Lang LaSalle, Inc.*	380	65,740
Kilroy Realty Corp. REIT	795	38,772
Lamar Advertising Co., Class A REIT	665	62,437
Life Storage, Inc. REIT	640	81,440
Macerich Co. REIT	1,759	16,834
Medical Properties Trust, Inc. REIT	4,568	66,738

	Number of Shares	Value
Real Estate (Continued)
National Storage Affiliates Trust REIT	634	$32,030
Park Hotels & Resorts, Inc. REIT	1,830	25,620
Pebblebrook Hotel Trust REIT	961	16,933
Physicians Realty Trust REIT	1,753	29,205
PotlatchDeltic Corp. REIT	540	25,067
Rayonier, Inc. REIT	1,129	40,102
Rexford Industrial Realty, Inc. REIT	1,260	78,385
SL Green Realty Corp. REIT	493	21,776
STORE Capital Corp. REIT	1,910	51,532

(Cost $1,097,368)		942,114

Utilities — 2.2%
Essential Utilities, Inc.	1,751	86,062
Hawaiian Electric Industries, Inc.	849	33,213
ONE Gas, Inc.	405	31,699
Spire, Inc.	415	29,004
UGI Corp.	1,597	63,082

(Cost $228,387)		243,060

TOTAL COMMON STOCKS (Cost $11,316,831)		10,938,677

EXCHANGE-TRADED FUNDS — 0.5%
iShares ESG Screened S&P Mid-Cap ETF (Cost $60,965)	1,850	60,634

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.24% (b) (Cost $5,679)	5,679	5,679

TOTAL INVESTMENTS — 100.0% (Cost $11,383,475)		$11,004,990
Other assets and liabilities, net — 0.0%		2,574

NET ASSETS — 100.0%		$11,007,564

See Notes to Financial Statements.	71

DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 ESG ETF (Continued)

August 31, 2022

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2022	Value ($) at 8/31/2022
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares, 2.00% (b)(c)
1,305	—	(1,305	)(d)	—	—	86	—	—	—

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.24% (b)
10,177	513,480	(517,978)		—	—	41	—	5,679	5,679

11,482	513,480	(519,283)		—	—	127	—	5,679	5,679

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2022 amounted to $526,958, which is 4.8% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $542,542.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2022.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$10,938,677	$—	$—	$10,938,677
Exchange-Traded Funds	60,634	—	—	60,634
Short-Term Investments (a)	5,679	—	—	5,679

TOTAL	$11,004,990	$—	$—	$11,004,990

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	72

DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF

August 31, 2022

	Number of Shares	Value
COMMON STOCKS — 99.5%
Communication Services — 1.3%
Cars.com, Inc.*	1,038	$13,234
Cinemark Holdings, Inc.*	1,658	23,345
Consolidated Communications Holdings, Inc.*	1,126	6,463
EW Scripps Co., Class A*	897	13,410
QuinStreet, Inc.*	789	9,476
Scholastic Corp.	466	21,394
TechTarget, Inc.*	410	26,609
Thryv Holdings, Inc.*	281	7,188

(Cost $130,347)		121,119

Consumer Discretionary — 12.1%
Aaron’s Co., Inc.	449	5,343
Abercrombie & Fitch Co., Class A*	787	11,325
Adtalem Global Education, Inc.*	693	26,119
American Axle & Manufacturing Holdings, Inc.*	1,770	18,320
American Public Education, Inc.*	272	2,810
America’s Car-Mart, Inc.*	89	7,174
Asbury Automotive Group, Inc.*	341	59,498
Bed Bath & Beyond, Inc.*	1,182	11,264
Big Lots, Inc. (a)	444	9,133
BJ’s Restaurants, Inc.*	368	9,229
Bloomin’ Brands, Inc.	1,232	24,911
Boot Barn Holdings, Inc.*	456	30,379
Brinker International, Inc.*	688	16,863
Buckle, Inc. (a)	459	14,817
Caleres, Inc.	587	14,980
Cavco Industries, Inc.*	132	30,889
Century Communities, Inc.	450	21,011
Cheesecake Factory, Inc. (a)	764	23,394
Chico’s FAS, Inc.*	1,977	11,229
Children’s Place, Inc.*	198	8,352
Dine Brands Global, Inc. (a)	262	17,449
Ethan Allen Interiors, Inc.	354	8,415
Fossil Group, Inc.*	689	2,915
Gentherm, Inc.*	509	30,489
Group 1 Automotive, Inc.	257	45,898
Guess?, Inc. (a)	569	9,940
Hibbett, Inc.	187	10,958
Installed Building Products, Inc.	359	32,511
iRobot Corp.*	414	24,376
Jack in the Box, Inc.	319	25,475
Kontoor Brands, Inc. (a)	718	26,731
La-Z-Boy, Inc.	675	17,813
LCI Industries	393	45,537
LGI Homes, Inc.* (a)	319	30,276
Liquidity Services, Inc.*	423	7,398
MarineMax, Inc.*	338	12,283
MDC Holdings, Inc.	873	27,133
Monro, Inc.	522	24,174
Motorcar Parts of America, Inc.*	281	4,176
Movado Group, Inc.	239	7,622
ODP Corp.*	671	23,988
Patrick Industries, Inc.	341	18,063
PetMed Express, Inc.	307	6,315

	Number of Shares	Value
Consumer Discretionary (Continued)
Rent-A-Center, Inc.	831	$21,473
Ruth’s Hospitality Group, Inc.	461	8,399
Sally Beauty Holdings, Inc.* (a)	1,657	24,656
Shake Shack, Inc., Class A* (a)	607	28,930
Signet Jewelers Ltd.	733	47,916
Sleep Number Corp.*	346	14,335
Sonos, Inc.* (a)	1,980	29,779
Standard Motor Products, Inc.	295	10,827
Steven Madden Ltd.	1,164	33,884
Strategic Education, Inc.	355	22,969
Tupperware Brands Corp.*	710	7,980
Unifi, Inc.*	223	2,533
Universal Electronics, Inc.*	187	4,157
Winnebago Industries, Inc. (a)	502	28,905
Wolverine World Wide, Inc.	1,241	24,249
WW International, Inc.*	853	4,453

(Cost $1,453,419)		1,132,420

Consumer Staples — 4.6%
Calavo Growers, Inc.	279	11,729
Cal-Maine Foods, Inc.	581	31,147
Edgewell Personal Care Co.	812	31,636
elf Beauty, Inc.*	746	28,445
Fresh Del Monte Produce, Inc.	514	14,053
Hostess Brands, Inc.*	2,134	49,466
J & J Snack Foods Corp.	231	34,426
John B Sanfilippo & Son, Inc.	143	11,544
Medifast, Inc.	179	22,461
MGP Ingredients, Inc.	191	20,907
PriceSmart, Inc.	366	23,157
Seneca Foods Corp., Class A*	88	4,649
Simply Good Foods Co.*	1,366	41,731
SpartanNash Co.	556	16,919
TreeHouse Foods, Inc.*	866	40,356
United Natural Foods, Inc.*	903	39,804
USANA Health Sciences, Inc.*	182	11,743

(Cost $425,760)		434,173

Energy — 4.0%
Archrock, Inc.	2,070	15,297
Bristow Group, Inc.*	369	10,705
Core Laboratories NV	716	11,563
DMC Global, Inc.*	310	6,919
Green Plains, Inc.*	828	30,330
Helix Energy Solutions Group, Inc.*	2,216	9,573
Helmerich & Payne, Inc.	1,622	69,341
Laredo Petroleum, Inc.*	226	17,540
Nabors Industries Ltd.*	138	18,286
Par Pacific Holdings, Inc.*	720	13,536
Patterson-UTI Energy, Inc.	3,339	49,751
SM Energy Co.	1,874	82,587
Talos Energy, Inc.*	650	13,475
World Fuel Services Corp.	980	25,284

(Cost $310,928)		374,187

Financials — 19.7%
Ambac Financial Group, Inc.*	671	10,125

See Notes to Financial Statements.	73

DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF (Continued)

August 31, 2022

	Number of Shares	Value
Financials (Continued)
American Equity Investment Life Holding Co.	1,194	$45,372
Ameris Bancorp	1,020	47,614
AMERISAFE, Inc.	299	14,298
Assured Guaranty Ltd.	986	50,355
Banc of California, Inc.	832	14,044
Bancorp, Inc.*	870	20,636
BankUnited, Inc.	1,265	46,868
Banner Corp.	528	32,081
Berkshire Hills Bancorp, Inc.	735	20,734
Blucora, Inc.*	737	14,799
Brightsphere Investment Group, Inc.	508	8,682
Central Pacific Financial Corp.	434	9,457
City Holding Co.	232	19,722
Community Bank System, Inc.	828	54,135
Customers Bancorp, Inc.*	466	16,166
Donnelley Financial Solutions, Inc.*	423	17,956
Eagle Bancorp, Inc.	500	24,265
eHealth, Inc.*	401	2,566
Ellington Financial, Inc. REIT	847	12,434
Encore Capital Group, Inc.*	373	20,396
Enova International, Inc.*	496	17,330
FB Financial Corp.	541	21,434
First BanCorp	3,056	43,701
First Financial Bancorp	1,451	31,313
First Hawaiian, Inc.	1,978	50,854
Franklin BSP Realty Trust, Inc. REIT (a)	1,304	16,822
Genworth Financial, Inc., Class A*	7,865	33,190
Green Dot Corp., Class A*	830	16,841
Hanmi Financial Corp.	483	11,940
Heritage Financial Corp.	546	14,191
Hilltop Holdings, Inc.	760	20,064
HomeStreet, Inc.	292	10,165
Hope Bancorp, Inc.	1,860	26,914
Horace Mann Educators Corp.	646	23,107
Independent Bank Corp.	721	56,404
Independent Bank Group, Inc.	560	37,722
Invesco Mortgage Capital, Inc. REIT	516	8,199
Lakeland Financial Corp.	394	29,684
Mr Cooper Group, Inc.*	1,141	48,264
National Bank Holdings Corp., Class A	459	18,420
NBT Bancorp, Inc.	667	25,866
New York Mortgage Trust, Inc. REIT	5,843	16,360
Northfield Bancorp, Inc.	671	9,891
Northwest Bancshares, Inc.	1,958	27,549
OFG Bancorp	757	20,590
Pacific Premier Bancorp, Inc.	1,468	48,092
Park National Corp. (a)	224	29,530
Pathward Financial, Inc.	457	15,063
PennyMac Mortgage Investment Trust REIT (a)	1,429	21,221
Piper Sandler Cos.	220	25,205
PRA Group, Inc.*	612	22,607
ProAssurance Corp.	825	17,647
Provident Financial Services, Inc.	1,150	26,715
Redwood Trust, Inc. REIT	1,869	14,485
S&T Bancorp, Inc.	605	17,932

	Number of Shares	Value
Financials (Continued)
Seacoast Banking Corp. of Florida	938	$30,316
ServisFirst Bancshares, Inc.	751	63,354
Simmons First National Corp., Class A	1,962	46,284
Southside Bancshares, Inc.	495	18,652
Stewart Information Services Corp.	421	21,319
StoneX Group, Inc.*	263	24,417
Tompkins Financial Corp.	185	13,253
Triumph Bancorp, Inc.*	366	22,659
Trupanion, Inc.* (a)	531	37,478
Trustmark Corp.	941	29,679
Two Harbors Investment Corp. REIT (a)	5,287	25,642
United Fire Group, Inc.	341	10,036
Veritex Holdings, Inc.	836	25,172
Virtus Investment Partners, Inc.	109	20,846
Westamerica BanCorp	411	22,996
WisdomTree Investments, Inc.	1,736	8,697
World Acceptance Corp.*	54	6,277
WSFS Financial Corp.	992	47,963

(Cost $1,923,024)		1,853,057

Health Care — 11.1%
Addus HomeCare Corp.*	250	22,305
Allscripts Healthcare Solutions, Inc.*	1,773	30,141
AMN Healthcare Services, Inc.*	686	70,411
Amphastar Pharmaceuticals, Inc.*	582	17,227
AngioDynamics, Inc.*	610	13,505
Anika Therapeutics, Inc.*	238	5,379
Avanos Medical, Inc.*	733	18,054
Avid Bioservices, Inc.*	954	16,428
Cara Therapeutics, Inc.*	673	6,945
Coherus Biosciences, Inc.* (a)	1,014	11,336
Collegium Pharmaceutical, Inc.*	536	9,423
Community Health Systems, Inc.* (a)	2,029	5,397
Computer Programs and Systems, Inc.*	237	7,231
CONMED Corp.	457	40,476
CorVel Corp.*	143	22,219
Covetrus, Inc.*	1,602	33,434
Cross Country Healthcare, Inc.* (a)	557	14,137
Cytokinetics, Inc.*	1,321	69,960
Eagle Pharmaceuticals, Inc.*	166	5,440
Emergent BioSolutions, Inc.*	694	16,670
Enanta Pharmaceuticals, Inc.*	285	17,351
Ensign Group, Inc.	810	69,093
Fulgent Genetics, Inc.*	306	13,302
Glaukos Corp.*	725	35,199
Hanger, Inc.*	585	10,899
Innoviva, Inc.*	956	12,581
Inogen, Inc.*	325	9,305
iTeos Therapeutics, Inc.*	322	7,142
Ligand Pharmaceuticals, Inc.*	262	24,206
Merit Medical Systems, Inc.*	788	46,673
ModivCare, Inc.*	187	20,256
Myriad Genetics, Inc.*	1,245	27,813
Nektar Therapeutics* (a)	2,907	11,454
NextGen Healthcare, Inc.*	868	14,877
OraSure Technologies, Inc.*	1,045	4,274
Organogenesis Holdings, Inc.*	916	3,288

See Notes to Financial Statements.	74

DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF (Continued)

August 31, 2022

	Number of Shares	Value
Health Care (Continued)
Orthofix Medical, Inc.*	311	$6,189
Owens & Minor, Inc. (a)	1,180	34,822
Pediatrix Medical Group, Inc.*	1,323	23,576
Phibro Animal Health Corp., Class A	296	4,384
Prestige Consumer Healthcare, Inc.*	775	39,199
RadNet, Inc.*	728	14,625
REGENXBIO, Inc.*	584	17,228
Select Medical Holdings Corp.	1,597	40,947
Surmodics, Inc.*	204	6,873
uniQure NV*	573	11,196
US Physical Therapy, Inc.	201	16,605
Vanda Pharmaceuticals, Inc.*	893	9,448
Varex Imaging Corp.* (a)	610	12,865
Vericel Corp.*	719	17,939
Xencor, Inc.*	922	24,332

(Cost $1,106,006)		1,044,059

Industrials — 15.9%
AAON, Inc.	643	36,960
ABM Industries, Inc.	1,035	48,024
Alamo Group, Inc.	152	19,875
Allegiant Travel Co.*	236	22,774
Applied Industrial Technologies, Inc.	592	62,764
ArcBest Corp.	374	30,118
Astec Industries, Inc.	354	13,516
Atlas Air Worldwide Holdings, Inc.*	402	40,168
AZZ, Inc.	381	16,234
Boise Cascade Co.	611	38,084
Brady Corp., Class A	741	34,486
Comfort Systems USA, Inc.	555	55,689
CoreCivic, Inc.*	1,901	18,116
Deluxe Corp.	661	12,718
Encore Wire Corp.	305	39,680
Enerpac Tool Group Corp.	925	17,945
EnPro Industries, Inc.	321	29,070
Federal Signal Corp.	933	37,199
Forrester Research, Inc.*	162	6,738
Forward Air Corp.	412	39,980
Franklin Electric Co., Inc.	601	52,197
GEO Group, Inc.*	1,951	15,959
Granite Construction, Inc.	697	20,896
Greenbrier Cos., Inc.	497	14,169
Harsco Corp.*	1,262	7,156
Healthcare Services Group, Inc.	1,128	15,871
Heartland Express, Inc.	729	11,044
Heidrick & Struggles International, Inc.	313	8,908
Hillenbrand, Inc.	1,105	46,045
HNI Corp.	653	20,896
Interface, Inc.	932	10,410
John Bean Technologies Corp.	491	50,701
KAR Auction Services, Inc.*	1,861	27,171
Kelly Services, Inc., Class A	523	8,425
Korn Ferry	831	50,624
Lindsay Corp.	171	27,422
Matson, Inc.	625	46,037
Matthews International Corp., Class A	494	12,355
MYR Group, Inc.*	264	24,536

	Number of Shares	Value
Industrials (Continued)
NOW, Inc.*	1,681	$20,374
NV5 Global, Inc.*	185	26,041
PGT Innovations, Inc.*	936	19,581
Pitney Bowes, Inc.	2,404	6,948
Powell Industries, Inc.	154	3,798
Proto Labs, Inc.*	420	16,128
Quanex Building Products Corp.	524	11,685
Resideo Technologies, Inc.*	2,248	46,803
SkyWest, Inc.*	762	16,223
SPX Technologies, Inc.*	709	40,456
Standex International Corp.	187	16,907
Tennant Co.	285	17,200
Titan International, Inc.*	804	11,280
Triumph Group, Inc.*	1,008	13,094
TrueBlue, Inc.*	523	10,742
UFP Industries, Inc.	962	76,373
Veritiv Corp.*	216	25,745
Viad Corp.*	322	12,294
Wabash National Corp.	779	12,815

(Cost $1,522,197)		1,495,447

Information Technology — 14.4%
8x8, Inc.* (a)	1,888	9,836
ADTRAN Holdings, Inc.	1,197	27,818
Agilysys, Inc.*	305	15,790
Alarm.com Holdings, Inc.*	708	47,153
Arlo Technologies, Inc.*	1,362	8,295
Axcelis Technologies, Inc.*	507	33,939
Badger Meter, Inc.	450	42,610
CalAmp Corp.* (a)	522	3,226
Cerence, Inc.*	612	12,246
CEVA, Inc.*	360	10,537
Cohu, Inc.*	740	19,854
CTS Corp.	495	20,948
Digi International, Inc.*	543	17,979
Diodes, Inc.*	698	49,677
Ebix, Inc. (a)	381	9,914
EVERTEC, Inc.	1,003	33,701
ExlService Holdings, Inc.*	511	85,700
Extreme Networks, Inc.*	2,021	28,961
Fabrinet*	568	58,413
FARO Technologies, Inc.*	289	9,696
FormFactor, Inc.*	1,209	35,400
Harmonic, Inc.*	1,633	18,388
Ichor Holdings Ltd.*	448	13,763
Insight Enterprises, Inc.*	542	49,387
InterDigital, Inc.	475	23,826
Itron, Inc.*	692	32,925
Knowles Corp.*	1,424	21,574
Kulicke & Soffa Industries, Inc.	915	38,467
LivePerson, Inc.*	1,052	12,203
Methode Electronics, Inc.	566	22,900
NETGEAR, Inc.*	457	10,781
NetScout Systems, Inc.*	1,141	36,215
OneSpan, Inc.*	499	5,743
Onto Innovation, Inc.*	762	54,094
OSI Systems, Inc.*	246	20,497

See Notes to Financial Statements.	75

DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF (Continued)

August 31, 2022

	Number of Shares	Value
Information Technology (Continued)
PDF Solutions, Inc.*	464	$12,240
Perficient, Inc.*	534	41,705
Plexus Corp.*	429	40,210
Progress Software Corp.	680	32,728
Rambus, Inc.*	1,706	43,998
Rogers Corp.*	287	71,899
ScanSource, Inc.*	396	11,472
SPS Commerce, Inc.*	555	67,777
TTEC Holdings, Inc.	280	14,658
Unisys Corp.*	1,052	9,794
Veeco Instruments, Inc.*	779	16,468
Viavi Solutions, Inc.*	3,514	49,477

(Cost $1,451,802)		1,354,882

Materials — 5.8%
AdvanSix, Inc.	426	15,447
American Vanguard Corp.	426	8,490
Arconic Corp.*	1,636	41,244
Balchem Corp.	495	65,251
Century Aluminum Co.*	811	6,261
Clearwater Paper Corp.*	264	11,231
Compass Minerals International, Inc.	535	21,662
GCP Applied Technologies, Inc.*	841	26,424
Glatfelter Corp.	647	3,151
Hawkins, Inc.	294	11,266
Haynes International, Inc.	181	7,184
HB Fuller Co.	820	53,185
Innospec, Inc.	385	35,982
Kaiser Aluminum Corp.	241	17,294
Koppers Holdings, Inc.	310	7,077
Livent Corp.* (a)	2,493	80,225
Olympic Steel, Inc.	135	3,553
Quaker Chemical Corp. (a)	206	35,910
Stepan Co.	328	34,187
SunCoke Energy, Inc.	1,336	8,804
TimkenSteel Corp.*	652	10,002
Trinseo PLC	558	14,804
Warrior Met Coal, Inc.	800	26,040

(Cost $540,234)		544,674

Real Estate — 8.1%
Acadia Realty Trust REIT	1,468	23,385
Agree Realty Corp. REIT	1,152	86,769
American Assets Trust, Inc. REIT	821	22,791
Anywhere Real Estate, Inc.*	1,785	17,439
Armada Hoffler Properties, Inc. REIT	1,049	13,773
Brandywine Realty Trust REIT	2,665	21,400
CareTrust REIT, Inc. REIT	1,500	32,310
Centerspace REIT	240	18,091
Chatham Lodging Trust REIT*	796	9,679
Community Healthcare Trust, Inc. REIT	367	13,539
DiamondRock Hospitality Co. REIT*	3,243	28,311
Diversified Healthcare Trust REIT	3,917	5,719
Easterly Government Properties, Inc. REIT	1,391	24,969
Essential Properties Realty Trust, Inc. REIT	2,130	48,223
Getty Realty Corp. REIT	630	18,950
Hersha Hospitality Trust REIT*	496	4,811

	Number of Shares	Value
Real Estate (Continued)
Innovative Industrial Properties, Inc. REIT	433	$39,715
iStar, Inc. REIT (a)	1,283	17,667
LTC Properties, Inc. REIT	602	27,024
Office Properties Income Trust REIT	748	13,142
Retail Opportunity Investments Corp. REIT	1,919	32,143
RPT Realty REIT	1,314	12,654
Safehold, Inc. REIT	242	9,203
SITE Centers Corp. REIT	2,777	35,990
Summit Hotel Properties, Inc. REIT	1,672	13,142
Tanger Factory Outlet Centers, Inc. REIT	1,616	24,919
Uniti Group, Inc. REIT	3,628	34,067
Universal Health Realty Income Trust REIT	202	10,280
Urban Edge Properties REIT	1,719	27,040
Veris Residential, Inc. REIT*	1,213	16,303
Washington Real Estate Investment Trust REIT	1,339	26,258
Whitestone REIT	731	7,193
Xenia Hotels & Resorts, Inc. REIT*	1,763	27,961

(Cost $863,822)		764,860

Utilities — 2.5%
American States Water Co.	571	47,376
Avista Corp.	1,121	45,546
California Water Service Group	830	48,580
Northwest Natural Holding Co.	527	25,090
South Jersey Industries, Inc.	1,883	63,740

(Cost $216,191)		230,332

TOTAL COMMON STOCKS (Cost $9,943,730)		9,349,210

EXCHANGE-TRADED FUNDS — 0.4%
SPDR Portfolio S&P 600 Small Cap ETF (Cost $36,681)	970	36,753

SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00% (b)(c) (Cost $22,525)	22,525	22,525

CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 2.24% (b) (Cost $33,982)	33,982	33,982

TOTAL INVESTMENTS — 100.5% (Cost $10,036,918)		$9,442,470
Other assets and liabilities, net — (0.5%)		(49,886)

NET ASSETS — 100.0%		$9,392,584

See Notes to Financial Statements.	76

DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF (Continued)

August 31, 2022

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2022	Value ($) at 8/31/2022
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00% (b)(c)
50,397	—	(27,872	)(d)	—	—	121	—	22,525	22,525

CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 2.24% (b)
12,273	678,572	(656,863)		—	—	36	—	33,982	33,982

62,670	678,572	(684,735)		—	—	157	—	56,507	56,507

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2022 amounted to $576,899, which is 6.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $572,865.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2022.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$9,349,210	$—	$—	$9,349,210
Exchange-Traded Funds	36,753	—	—	36,753
Short-Term Investments (a)	56,507	—	—	56,507

TOTAL	$9,442,470	$—	$—	$9,442,470

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	77

DBX ETF Trust

Statements of Assets and Liabilities

August 31, 2022

	Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	Xtrackers MSCI EAFE ESG Leaders Equity ETF	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	Xtrackers MSCI USA ESG Leaders Equity ETF
Assets
Investment in non-affiliated securities at value	$489,487,118	$28,835,318	$22,748,030	$3,046,299,265
Investment in DWS Government Money Market Series	1,859,521	29,931	—	8,312,422
Investment in DWS Government & Agency Securities Portfolio*	1,366,731	112,126	43,257	804,200
Foreign currency at value	814,018	125,996	79,498	—
Due from broker	—	—	4,148	—
Deposit with broker for futures contracts	151,562	21,158	4,664	873,968
Receivables:
Investment securities sold	—	53,264	129,660	4,986,772
Capital shares	—	—	2,439,996	—
Variation margin on futures contracts	9,870	—	3,191	—
Dividends	508,887	69,463	28,577	4,971,506
Interest	1,543	74	79	15,206
Securities lending income	2,814	88	145	8,421
Foreign tax reclaim	10,112	32,708	56	—

Total assets	$494,212,176	$29,280,126	$25,481,301	$3,066,271,760

Liabilities
Due to custodian	$—	$—	$11,896	$—
Payable upon return of securities loaned	1,366,731	112,126	43,257	804,200
Payables:
Investment securities purchased	952	56,231	2,194,062	5,409,175
Capital shares	—	—	5,132	—
Investment advisory fees	62,989	3,636	3,556	247,041
Variation margin on futures contracts	—	1,941	—	119,540
Deferred foreign tax payable	292	—	48,945	—

Total liabilities	1,430,964	173,934	2,306,848	6,579,956

Net Assets, at value	$492,781,212	$29,106,192	$23,174,453	$3,059,691,804

Net Assets Consist of
Paid-in capital	$633,908,970	$33,273,415	$27,516,650	$2,773,461,745
Distributable earnings (loss)	(141,127,758)	(4,167,223)	(4,342,197)	286,230,059

Net Assets, at value	$492,781,212	$29,106,192	$23,174,453	$3,059,691,804

Number of Common Shares outstanding	18,300,001	1,200,001	950,001	85,300,001

Net Asset Value	$26.93	$24.26	$24.39	$35.87

Investment in non-affiliated securities at cost	$595,776,772	$31,888,039	$25,724,545	$2,708,921,827

Value of securities loaned	$5,511,559	$534,846	$63,480	$28,634,670

Investment in DWS Government Money Market Series at cost	$1,859,521	$29,931	$—	$8,312,422

Investment in DWS Government & Agency Securities Portfolio at cost*	$1,366,731	$112,126	$43,257	$804,200

Non-cash collateral for securities on loan	$4,316,668	$460,188	$33,792	$29,094,935

Foreign currency at cost	$864,267	$128,544	$80,863	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	78

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

August 31, 2022

	Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	Xtrackers S&P 500 ESG ETF	Xtrackers S&P MidCap 400 ESG ETF	Xtrackers S&P SmallCap 600 ESG ETF
Assets
Investment in non-affiliated securities at value	$75,177,204	$745,579,007	$10,999,311	$9,385,963
Investment in DWS Government Money Market Series	349,061	1,156,171	5,679	33,982
Investment in DWS Government & Agency Securities Portfolio*	—	—	—	22,525
Deposit with broker for futures contracts	24,200	141,898	—	—
Receivables:
Dividends	96,778	1,083,568	10,547	7,878
Interest	384	1,904	10	11
Securities lending income	—	1,138	62	126

Total assets	$75,647,627	$747,963,686	$11,015,609	$9,450,485

Liabilities
Payable upon return of securities loaned	$—	$—	$—	$22,525
Payables:
Investment securities purchased	—	—	6,580	34,110
Investment advisory fees	6,831	65,745	1,465	1,266
Variation margin on futures contracts	3,360	32,793	—	—

Total liabilities	10,191	98,538	8,045	57,901

Net Assets, at value	$75,637,436	$747,865,148	$11,007,564	$9,392,584

Net Assets Consist of
Paid-in capital	$73,911,518	$792,466,336	$11,668,515	$10,410,524
Distributable earnings (loss)	1,725,918	(44,601,188)	(660,951)	(1,017,940)

Net Assets, at value	$75,637,436	$747,865,148	$11,007,564	$9,392,584

Number of Common Shares outstanding	3,000,001	21,000,001	450,001	400,001

Net Asset Value	$25.21	$35.61	$24.46	$23.48

Investment in non-affiliated securities at cost	$73,612,521	$784,875,764	$11,377,796	$9,980,411

Value of securities loaned	$—	$9,620,118	$526,958	$576,899

Investment in DWS Government Money Market Series at cost	$349,061	$1,156,171	$5,679	$33,982

Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$—	$—	$22,525

Non-cash collateral for securities on loan	$—	$9,947,642	$542,542	$572,865

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	79

DBX ETF Trust

Statements of Operations

For the Year Ended August 31, 2022

	Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	Xtrackers MSCI EAFE ESG Leaders Equity ETF	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	Xtrackers MSCI USA ESG Leaders Equity ETF
Investment Income
Unaffiliated dividend income*	$12,541,304	$753,566	$452,503	$48,504,071
Income distributions from affiliated funds	5,632	211	228	32,091
Affiliated securities lending income	8,092	1,603	224	5,475
Unaffiliated non-cash dividend income	1,144,489	49,455	84,481	—
Unaffiliated securities lending income, net of borrower rebates	47,380	6,217	1,541	44,841

Total investment income	13,746,897	811,052	538,977	48,586,478

Expenses
Investment advisory fees	840,435	35,722	44,685	3,443,079
Other expenses	57	57	57	172

Total expenses	840,492	35,779	44,742	3,443,251

Less fees waived (see note 3):
Waiver	(360)	(13)	(24)	(346,227)

Net expenses	840,132	35,766	44,718	3,097,024

Net investment income (loss)	12,906,765	775,286	494,259	45,489,454

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments**	(38,405,661)	(805,015)	(1,002,555)	(26,570,794)
Investments in affiliates	297	—	—	—
In-kind redemptions	(8,532,963)	—	158,777	530,262,417
Futures contracts	(426,163)	(9,218)	(19,061)	(744,318)
Foreign currency transactions	(190,236)	(14,107)	(16,996)	—
Payments by Affiliates (see note 7)	2,700	—	—	—

Net realized gain (loss)	(47,552,026)	(828,340)	(879,835)	502,947,305

Net change in unrealized appreciation (depreciation) on:
Investments***	(122,743,467)	(6,744,390)	(6,106,513)	(947,383,161)
Investments in affiliates	(243)	—	—	—
Futures contracts	(41,689)	(2,671)	(6,500)	(351,594)
Foreign currency translations	(53,246)	(7,301)	(1,657)	—

Net change in unrealized appreciation (depreciation)	(122,838,645)	(6,754,362)	(6,114,670)	(947,734,755)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(170,390,671)	(7,582,702)	(6,994,505)	(444,787,450)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(157,483,906)	$(6,807,416)	$(6,500,246)	$(399,297,996)

* Unaffiliated foreign tax withheld	$1,893,396	$96,932	$71,375	$—
** Including foreign taxes	$77,936	$—	$24,017	$—
*** Net of change in deferred foreign taxes	$(333,375)	$—	$(19,159)	$—

See Notes to Financial Statements.	80

DBX ETF Trust

Statements of Operations (Continued)

For the Year Ended August 31, 2022

	Xtrackers Net Zero Pathway Paris Aligned US Equity ETF(1)	Xtrackers S&P 500 ESG ETF	Xtrackers S&P MidCap 400 ESG ETF	Xtrackers S&P SmallCap 600 ESG ETF
Investment Income
Unaffiliated dividend income*	$209,340	$11,797,303	$150,279	$139,143
Income distributions from affiliated funds	492	4,262	41	36
Affiliated securities lending income	—	23	86	121
Unaffiliated securities lending income, net of borrower rebates	—	12,405	473	1,196

Total investment income	209,832	11,813,993	150,879	140,496

Expenses
Investment advisory fees	13,106	885,218	16,300	15,325
Other expenses	—	57	44	44

Total expenses	13,106	885,275	16,344	15,369

Less fees waived (see note 3):
Waiver	(12)	(80,908)	(2)	(2)

Net expenses	13,094	804,367	16,342	15,367

Net investment income (loss)	196,738	11,009,626	134,537	125,129

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(17,820)	(6,222,310)	(316,841)	(414,098)
In-kind redemptions	850,765	89,097,458	197,733	268,748
Futures contracts	(2,559)	(46,565)	—	—

Net realized gain (loss)	830,386	82,828,583	(119,108)	(145,350)

Net change in unrealized appreciation (depreciation) on:
Investments	1,564,683	(185,870,376)	(1,161,848)	(1,080,165)
Futures contracts	(12,730)	(110,379)	—	—

Net change in unrealized appreciation (depreciation)	1,551,953	(185,980,755)	(1,161,848)	(1,080,165)

Net realized and unrealized gain (loss) on investments and futures	2,382,339	(103,152,172)	(1,280,956)	(1,225,515)

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,579,077	$(92,142,546)	$(1,146,419)	$(1,100,386)

* Unaffiliated foreign tax withheld	$404	$—	$—	$156

(1)	For the period June 28, 2022 (commencement of operations) through August 31, 2022.

See Notes to Financial Statements.	81

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF		Xtrackers MSCI EAFE ESG Leaders Equity ETF
	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2022	Year Ended August 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$12,906,765	$297,064	$775,286	$408,101
Net realized gain (loss)	(47,552,026)	1,511,757	(828,340)	264,176
Net change in net unrealized appreciation (depreciation)	(122,838,645)	15,562,693	(6,754,362)	2,955,505

Net increase (decrease) in net assets resulting from operations	(157,483,906)	17,371,514	(6,807,416)	3,627,782

Distributions to Shareholders	(9,660,140)	(192,472)	(738,856)	(404,392)

Fund Shares Transactions
Proceeds from shares sold	304,205,924	475,859,618	17,576,378	5,739,352
Value of shares redeemed	(140,382,770)	(5,307,482)	—	(1,567,175)

Net increase (decrease) in net assets resulting from fund share transactions	163,823,154	470,552,136	17,576,378	4,172,177

Total net increase (decrease) in Net Assets	(3,320,892)	487,731,178	10,030,106	7,395,567

Net Assets
Beginning of year	496,102,104	8,370,926	19,076,086	11,680,519

End of year	$492,781,212	$496,102,104	$29,106,192	$19,076,086

Changes in Shares Outstanding
Shares outstanding, beginning of year	14,300,001	300,001	600,001	450,001
Shares sold	9,050,000	14,150,000	600,000	200,000
Shares redeemed	(5,050,000)	(150,000)	—	(50,000)

Shares outstanding, end of year	18,300,001	14,300,001	1,200,001	600,001

See Notes to Financial Statements.	82

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF		Xtrackers MSCI USA ESG Leaders Equity ETF
	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2022	Year Ended August 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$494,259	$200,440	$45,489,454	$44,760,180
Net realized gain (loss)	(879,835)	(263,400)	502,947,305	79,672,605
Net change in net unrealized appreciation (depreciation)	(6,114,670)	1,853,650	(947,734,755)	828,704,550

Net increase (decrease) in net assets resulting from operations	(6,500,246)	1,790,690	(399,297,996)	953,137,335

Distributions to Shareholders	(519,666)	(82,138)	(45,094,920)	(44,278,620)

Fund Shares Transactions
Proceeds from shares sold	9,159,408	14,924,326	858,929,738	610,533,251
Value of shares redeemed	(4,168,383)	—	(1,244,247,484)	(296,434,378)

Net increase (decrease) in net assets resulting from fund share transactions	4,991,025	14,924,326	(385,317,746)	314,098,873

Total net increase (decrease) in Net Assets	(2,028,887)	16,632,878	(829,710,662)	1,222,957,588

Net Assets
Beginning of year	25,203,340	8,570,462	3,889,402,466	2,666,444,878

End of year	$23,174,453	$25,203,340	$3,059,691,804	$3,889,402,466

Changes in Shares Outstanding
Shares outstanding, beginning of year	750,001	300,001	92,850,001	83,750,001
Shares sold	350,000	450,000	21,800,000	17,200,000
Shares redeemed	(150,000)	—	(29,350,000)	(8,100,000)

Shares outstanding, end of year	950,001	750,001	85,300,001	92,850,001

See Notes to Financial Statements.	83

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	Xtrackers S&P 500 ESG ETF
	For the Period June 28, 2022(1) to August 31, 2022 (Unaudited)	Year Ended August 31, 2022	Year Ended August 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$196,738	$11,009,626	$6,793,362
Net realized gain (loss)	830,386	82,828,583	22,972,189
Net change in net unrealized appreciation (depreciation)	1,551,953	(185,980,755)	109,454,795

Net increase (decrease) in net assets resulting from operations	2,579,077	(92,142,546)	139,220,346

Distributions to Shareholders	—	(10,676,805)	(5,646,092)

Fund Shares Transactions
Proceeds from shares sold	77,058,253	454,290,442	428,551,169
Value of shares redeemed	(3,999,919)	(348,358,077)	(87,808,140)

Net increase (decrease) in net assets resulting from fund share transactions	73,058,334	105,932,365	340,743,029

Total net increase (decrease) in Net Assets	75,637,411	3,113,014	474,317,283

Net Assets
Beginning of period	25	744,752,134	270,434,851

End of period	$75,637,436	$747,865,148	$744,752,134

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	18,650,001	8,700,001
Shares sold	3,150,000	11,650,000	12,450,000
Shares redeemed	(150,000)	(9,300,000)	(2,500,000)

Shares outstanding, end of period	3,000,001	21,000,001	18,650,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	84

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers S&P MidCap 400 ESG ETF		Xtrackers S&P SmallCap 600 ESG ETF
	Year Ended August 31, 2022	For the Period February 24, 2021(1) to August 31, 2021 (Unaudited)	Year Ended August 31, 2022	For the Period February 24, 2021(1) to August 31, 2021 (Unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$134,537	$54,903	$125,129	$65,069
Net realized gain (loss)	(119,108)	132,093	(145,350)	128,496
Net change in net unrealized appreciation (depreciation)	(1,161,848)	783,363	(1,080,165)	485,717

Net increase (decrease) in net assets resulting from operations	(1,146,419)	970,359	(1,100,386)	679,282

Distributions to Shareholders	(125,672)	(33,536)	(182,588)	(27,800)

Fund Shares Transactions
Proceeds from shares sold	2,580,181	11,371,328	1,210,311	11,335,683
Value of shares redeemed	(1,257,281)	(1,351,421)	(1,205,460)	(1,316,483)

Net increase (decrease) in net assets resulting from fund share transactions	1,322,900	10,019,907	4,851	10,019,200

Total net increase (decrease) in Net Assets	50,809	10,956,730	(1,278,123)	10,670,682

Net Assets
Beginning of period	10,956,755	25	10,670,707	25

End of period	$11,007,564	$10,956,755	$9,392,584	$10,670,707

Changes in Shares Outstanding
Shares outstanding, beginning of period	400,001	1	400,001	1
Shares sold	100,000	450,000	50,000	450,000
Shares redeemed	(50,000)	(50,000)	(50,000)	(50,000)

Shares outstanding, end of period	450,001	400,001	400,001	400,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	85

DBX ETF Trust

Financial Highlights

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF Selected Per Share Data	Years Ended August 31,			Period Ended 8/31/2019(a)
	2022	2021	2020
Net Asset Value, beginning of period	$34.69	$27.90	$25.42	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.70	0.57	0.68	0.60
Net realized and unrealized gain (loss)	(7.88)	6.86	2.53	0.27

Total from investment operations	(7.18)	7.43	3.21	0.87

Less distributions from:
Net investment income	(0.58)	(0.64)	(0.73)	(0.45)

Total distributions	(0.58)	(0.64)	(0.73)	(0.45)

Net Asset Value, end of period	$26.93	$34.69	$27.90	$25.42

Total Return (%)(c)	(20.81)	26.80	12.74	3.44	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	493	496	8	8
Ratio of expenses before fee waiver (%)	0.15	0.16	0.16	0.16	*
Ratio of expenses after fee waiver (%)	0.15	0.16	0.16	0.16	*
Ratio of net investment income (loss) (%)	2.30	1.97	2.61	3.17	*
Portfolio turnover rate (%)(d)	33	17	13	10	**

Xtrackers MSCI EAFE ESG Leaders Equity ETF Selected Per Share Data	Years Ended August 31,			Period Ended 8/31/2019(e)
	2022	2021	2020
Net Asset Value, beginning of period	$31.79	$25.96	$24.10	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.85	0.72	0.59	0.78
Net realized and unrealized gain (loss)	(7.57)	5.80	1.83	(1.01)

Total from investment operations	(6.72)	6.52	2.42	(0.23)

Less distributions from:
Net investment income	(0.81)	(0.69)	(0.56)	(0.66)
Net realized gains	—	—	—	(0.01)

Total distributions	(0.81)	(0.69)	(0.56)	(0.67)

Net Asset Value, end of period	$24.26	$31.79	$25.96	$24.10

Total Return (%)(c)	(21.40)	25.28	10.12	(0.91	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	29	19	12	7
Ratio of expenses before fee waiver (%)	0.14	0.14	0.14	0.14	*
Ratio of expenses after fee waiver (%)	0.14	0.14	0.14	0.14	*
Ratio of net investment income (loss) (%)	3.04	2.45	2.39	3.25	*
Portfolio turnover rate (%)(d)	22	22	16	10	**

(a)	For the period December 6, 2018 (commencement of operations) through August 31, 2019.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	For the period September 6, 2018 (commencement of operations) through August 31, 2019.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	86

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Financial Highlights (Continued)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF Selected Per Share Data	Years Ended August 31,				Period Ended 8/31/2019(a)
	2022	2021	2020
Net Asset Value, beginning of period	$33.60	$28.57	$24.70		$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.64	0.49	0.86		0.50
Net realized and unrealized gain (loss)	(9.14)	4.77	4.07		(0.53)

Total from investment operations	(8.50)	5.26	4.93		(0.03)

Less distributions from:
Net investment income	(0.71)	(0.23)	(1.06)		(0.27)
Net realized gains	—	—	(0.00	)(c)	—

Total distributions	(0.71)	(0.23)	(1.06)		(0.27)

Net Asset Value, end of period	$24.39	$33.60	$28.57		$24.70

Total Return (%)(d)	(25.55)	18.43	20.32		(0.17	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	23	25	9		7
Ratio of expenses before fee waiver (%)	0.20	0.20	0.20		0.20	*
Ratio of expenses after fee waiver (%)	0.20	0.20	0.20		0.20	*
Ratio of net investment income (loss) (%)	2.22	1.48	3.38		2.68	*
Portfolio turnover rate (%)(e)	24	26	17		16	**

Xtrackers MSCI USA ESG Leaders Equity ETF Selected Per Share Data	Years Ended August 31,				Period Ended 8/31/2019(f)
	2022	2021	2020
Net Asset Value, beginning of period	$41.89	$31.84	$26.69		$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.53	0.50	0.51		0.24
Net realized and unrealized gain (loss)	(6.04)	10.05	5.10		1.57

Total from investment operations	(5.51)	10.55	5.61		1.81

Less distributions from:
Net investment income	(0.51)	(0.50)	(0.46)		(0.12)

Total distributions	(0.51)	(0.50)	(0.46)		(0.12)

Net Asset Value, end of period	$35.87	$41.89	$31.84		$26.69

Total Return (%)(d)	(13.29)	33.48	21.42		7.23	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	3,060	3,889	2,666		1,341
Ratio of expenses before fee waiver (%)	0.10	0.10	0.10		0.10	*
Ratio of expenses after fee waiver (%)	0.09	0.09	0.09		0.10	*
Ratio of net investment income (loss) (%)	1.32	1.39	1.83		1.89	*
Portfolio turnover rate (%)(e)	6	12	9		5	**

(a)	For the period December 6, 2018 (commencement of operations) through August 31, 2019.
(b)	Based on average shares outstanding during the period.
(c)	Amount represents less than $0.005.
(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(f)	For the period March 7, 2019 (commencement of operations) through August 31, 2019.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	87

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Financial Highlights (Continued)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF Selected Per Share Data	Period Ended 8/31/2022(a)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.07
Net realized and unrealized gain (loss)	0.14

Total from investment operations	0.21

Net Asset Value, end of period	$25.21

Total Return (%)(c)	0.84	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	76
Ratio of expenses before fee waiver (%)	0.10	*
Ratio of expenses after fee waiver (%)	0.10	*
Ratio of net investment income (loss) (%)	1.50	*
Portfolio turnover rate (%)(d)	11	**

Xtrackers S&P 500 ESG ETF Selected Per Share Data	Years Ended August 31,				Period Ended 8/31/2019(e)
	2022		2021	2020
Net Asset Value, beginning of period	$39.93		$31.08	$25.30	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.53		0.49	0.50	0.10
Net realized and unrealized gain (loss)	(4.32)		8.79	5.85	0.20

Total from investment operations	(3.79)		9.28	6.35	0.30

Less distributions from:
Net investment income	(0.53)		(0.43)	(0.57)	—

Total distributions	(0.53)		(0.43)	(0.57)	—

Net Asset Value, end of period	$35.61		$39.93	$31.08	$25.30

Total Return (%)(c)	(9.59)		30.16	25.71	1.20	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	748		745	270	11
Ratio of expenses before fee waiver (%)	0.11		0.11	0.11	0.11	*
Ratio of expenses after fee waiver (%)	0.10		0.10	0.11	0.11	*
Ratio of net investment income (loss) (%)	1.37		1.41	1.86	2.08	*
Portfolio turnover rate (%)(d)	6		13	11	0	**

(a)	For the period June 28, 2022 (commencement of operations) through August 31, 2022.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	For the period June 26, 2019 (commencement of operations) through August 31, 2019.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	88

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Financial Highlights (Continued)

Xtrackers S&P MidCap 400 ESG ETF Selected Per Share Data	Year Ended 8/31/2022	Period Ended 8/31/2021(a)
Net Asset Value, beginning of period	$27.39	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.32	0.14
Net realized and unrealized gain (loss)	(2.94)	2.33

Total from investment operations	(2.62)	2.47

Less distributions from:
Net investment income	(0.31)	(0.08)

Total distributions	(0.31)	(0.08)

Net Asset Value, end of period	$24.46	$27.39

Total Return (%)(c)	(9.64)	9.92	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	11	11
Ratio of expenses before fee waiver (%)	0.15	0.15	*
Ratio of expenses after fee waiver (%)	0.15	0.15	*
Ratio of net investment income (loss) (%)	1.24	1.00	*
Portfolio turnover rate (%)(d)	41	27	**

Xtrackers S&P SmallCap 600 ESG ETF Selected Per Share Data	Year Ended 8/31/2022	Period Ended 8/31/2021(a)
Net Asset Value, beginning of period	$26.68	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.31	0.16
Net realized and unrealized gain (loss)	(3.05)	1.59

Total from investment operations	(2.74)	1.75

Less distributions from:
Net investment income	(0.34)	(0.07)
Net realized gains	(0.12)	—

Total distributions	(0.46)	(0.07)

Net Asset Value, end of period	$23.48	$26.68

Total Return (%)(c)	(10.43)	7.01	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	9	11
Ratio of expenses before fee waiver (%)	0.15	0.15	*
Ratio of expenses after fee waiver (%)	0.15	0.15	*
Ratio of net investment income (loss) (%)	1.22	1.19	*
Portfolio turnover rate (%)(d)	43	25	**

(a)	For the period February 24, 2021 (commencement of operations) through August 31, 2021.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	89

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of August 31, 2022, the Trust consists of thirty-five investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
Xtrackers MSCI EAFE ESG Leaders Equity ETF
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Xtrackers MSCI USA ESG Leaders Equity ETF
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
Xtrackers S&P 500 ESG ETF
Xtrackers S&P MidCap 400 ESG ETF
Xtrackers S&P SmallCap 600 ESG ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR
Xtrackers MSCI EAFE ESG Leaders Equity ETF	MSCI EAFE ESG Leaders Index
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	MSCI Emerging Markets ESG Leaders Index
Xtrackers MSCI USA ESG Leaders Equity ETF	MSCI USA ESG Leaders Index
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	Solactive ISS ESG United States Net Zero Pathway Enhanced Index
Xtrackers S&P 500 ESG ETF	S&P 500 ESG Index
Xtrackers S&P MidCap 400 ESG ETF	S&P MidCap 400 ESG Index
Xtrackers S&P SmallCap 600 ESG ETF	S&P SmallCap 600 ESG Index

The Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR is comprised of large and mid-capitalization companies in emerging markets countries that meet certain environmental, social and governance (“ESG”) criteria and/or have committed to greenhouse gas emissions reduction targets. The Under-lying Index is then weighted in such a manner seeking to align its constituent companies’ greenhouse gas emissions with the long-term global warming target of the Paris Climate Agreement. Under normal circumstances, the Underlying Index is rebalanced semi-annually in February and August, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

The MSCI EAFE ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States. The annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

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The MSCI Emerging Markets ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies across emerging markets countries. The annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

MSCI USA ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies in the U.S market. The annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

Solactive ISS ESG United States Net Zero Pathway Enhanced Index is comprised of large and mid-capitalization companies in the United States that meet certain environmental, social and governance (“ ESG ”) criteria. The constituents of the Underlying Index are weighted in such a manner seeking to comply with the European Union Paris-aligned Benchmark standards, while incorporating recommendations of the Net Zero Investment Framework published, from time to time, by the Institutional Investors Group on Climate Change. Under normal circumstances, the Underlying Index is rebalanced semi-annually in February and August. The fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the fund’s rebalance schedule.

S&P 500 ESG Index is a broad-based, market capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The Fund rebalances its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

S&P MidCap 400 ESG Index is a broad-based, market capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P MidCap 400 Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

S&P SmallCap 600 ESG is a broad-based, market capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P SmallCap 600 Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund, except Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF and Xtrackers MSCI USA ESG Leaders Equity ETF, is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for

91

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Notes to Financial Statements (Continued)

certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to

92

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Notes to Financial Statements (Continued)

debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF and Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF to pay out dividends from its net investment income, if any, to investors semi-annually. It is the policy of Xtrackers MSCI USA ESG Leaders Equity ETF, Xtrackers Net Zero Pathway Paris Aligned US Equity ETF, Xtrackers S&P 500 ESG ETF, Xtrackers S&P MidCap 400 ESG ETF and Xtrackers S&P SmallCap 600 ESG ETF to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended August 31, 2022, the Funds did not incur any interest or penalties.

93

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Notes to Financial Statements (Continued)

As of August 31, 2022, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$4,688,050	$(36,339,119)	$(109,476,689)	$(141,127,758)
Xtrackers MSCI EAFE ESG Leaders Equity ETF	85,856	(722,959)	(3,530,120)	(4,167,223)
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	92,653	(1,101,308)	(3,333,542)	(4,342,197)
Xtrackers MSCI USA ESG Leaders Equity ETF	8,712,676	(33,067,012)	310,584,395	286,230,059
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	205,910	—	1,520,008	1,725,918
Xtrackers S&P 500 ESG ETF	2,224,417	(3,207,022)	(43,618,583)	(44,601,188)
Xtrackers S&P MidCap 400 ESG ETF	30,444	(3,522)	(687,873)	(660,951)
Xtrackers S&P SmallCap 600 ESG ETF	27,842	(216,916)	(828,866)	(1,017,940)

The tax character of dividends and distributions declared for the period ended August 31, 2022 and year ended August 31, 2021 were as follows:

Period Ended August 31, 2022
Ordinary Income*
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$9,660,140
Xtrackers MSCI EAFE ESG Leaders Equity ETF	738,856
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	519,666
Xtrackers MSCI USA ESG Leaders Equity ETF	45,094,920
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	—
Xtrackers S&P 500 ESG ETF	10,676,805
Xtrackers S&P MidCap 400 ESG ETF	125,672
Xtrackers S&P SmallCap 600 ESG ETF	182,588

Year Ended August 31, 2021
Ordinary Income*
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$192,472
Xtrackers MSCI EAFE ESG Leaders Equity ETF	404,392
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	82,138
Xtrackers MSCI USA ESG Leaders Equity ETF	44,278,620
Xtrackers S&P 500 ESG ETF	5,646,092
Xtrackers S&P MidCap 400 ESG ETF	33,536
Xtrackers S&P SmallCap 600 ESG ETF	27,800

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2022, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$35,935,999	$403,120	$36,339,119
Xtrackers MSCI EAFE ESG Leaders Equity ETF	313,618	409,341	722,959
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	483,759	617,549	1,101,308
Xtrackers MSCI USA ESG Leaders Equity ETF	9,242,769	23,824,243	33,067,012
Xtrackers S&P 500 ESG ETF	3,129,116	77,906	3,207,022
Xtrackers S&P MidCap 400 ESG ETF	—	3,522	3,522
Xtrackers S&P SmallCap 600 ESG ETF	49,959	166,957	216,916

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For the period ended August 31, 2022, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to redemptions-in-kind and equalization.

	Distributable earnings (loss)	Paid-In Capital
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$9,789,387	$(9,789,387)
Xtrackers MSCI EAFE ESG Leaders Equity ETF	120	(120)
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	(115,440)	115,440
Xtrackers MSCI USA ESG Leaders Equity ETF	(527,093,924)	527,093,924
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	(853,159)	853,159
Xtrackers S&P 500 ESG ETF	(87,409,035)	87,409,035
Xtrackers S&P MidCap 400 ESG ETF	(173,474)	173,474
Xtrackers S&P SmallCap 600 ESG ETF	(263,413)	263,413

As of August 31, 2022, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$602,132,890	$(109,419,520)	$16,251,105	$(125,670,625)
Xtrackers MSCI EAFE ESG Leaders Equity ETF	32,501,513	(3,523,038)	671,408	(4,194,446)
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	26,074,692	(3,283,405)	1,207,289	(4,490,694)
Xtrackers MSCI USA ESG Leaders Equity ETF	2,744,831,492	310,584,395	436,242,789	(125,658,394)
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	74,006,257	1,520,008	3,249,343	(1,729,335)
Xtrackers S&P 500 ESG ETF	790,353,761	(43,618,583)	30,515,577	(74,134,160)
Xtrackers S&P MidCap 400 ESG ETF	11,692,863	(687,873)	775,499	(1,463,372)
Xtrackers S&P SmallCap 600 ESG ETF	10,271,336	(828,866)	723,545	(1,552,411)

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of August 31, 2022, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

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Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended August 31, 2022, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.06% annualized effective rate as of August 31, 2022) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of August 31, 2022, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of August 31, 2022

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
Common Stocks	$1,366,731	$—	$—	$4,316,668	$5,683,399

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$5,683,399

Xtrackers MSCI EAFE ESG Leaders Equity ETF
Common Stocks	$75,746	$—	$42	$460,146	$535,934
Exchange-Trade Funds	36,380	—	—	—	36,380

Total Borrowings	$112,126	$—	$42	$460,146	$572,314

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$572,314

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Common Stocks	$43,257	$—	$—	$33,792	$77,049

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$77,049

Xtrackers MSCI USA ESG Leaders Equity ETF
Common Stocks	$804,200	$629,197	$4,150,935	$24,314,803	$29,899,135

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$29,899,135

Xtrackers S&P 500 ESG ETF
Common Stocks	$—	$1,578	$35,228	$9,910,836	$9,947,642

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$9,947,642

Xtrackers S&P MidCap 400 ESG ETF
Common Stocks	$—	$20	$458	$542,064	$542,542

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$542,542

Xtrackers S&P SmallCap 600 ESG ETF
Common Stocks	$22,525	$4	$85	$572,776	$595,390

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$595,390

As of August 31, 2022, Xtrackers Net Zero Pathway Paris Aligned US Equity ETF had no securities on loan.

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Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended August 31, 2022, Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF, Xtrackers Net Zero Pathway Paris Aligned US Equity ETF and Xtrackers S&P 500 ESG ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of August 31, 2022 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of August 31, 2022 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$42,145

Xtrackers MSCI EAFE ESG Leaders Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$1,100	Unrealized depreciation on futures contracts*	$3,688

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$2,435

Xtrackers MSCI USA ESG Leaders Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$56,400	Unrealized depreciation on futures contracts*	$111,869

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$12,730

Xtrackers S&P 500 ESG ETF

Equity contracts	Unrealized appreciation on futures contracts*	$21,968	Unrealized depreciation on futures contracts*	$59,787

*

Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

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Notes to Financial Statements (Continued)

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended August 31, 2022 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$(426,163)
Xtrackers MSCI EAFE ESG Leaders Equity ETF	(9,218)
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	(19,061)
Xtrackers MSCI USA ESG Leaders Equity ETF	(744,318)
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	(2,559)
Xtrackers S&P 500 ESG ETF	(46,565)

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$(41,689)
Xtrackers MSCI EAFE ESG Leaders Equity ETF	(2,671)
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	(6,500)
Xtrackers MSCI USA ESG Leaders Equity ETF	(351,594)
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	(12,730)
Xtrackers S&P 500 ESG ETF	(110,379)

For the period ended August 31, 2022 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$1,776,619
Xtrackers MSCI EAFE ESG Leaders Equity ETF	114,095
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	92,164
Xtrackers MSCI USA ESG Leaders Equity ETF	5,672,160
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	172,520
Xtrackers S&P 500 ESG ETF	1,299,852

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

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Notes to Financial Statements (Continued)

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	0.15%
Xtrackers MSCI EAFE ESG Leaders Equity ETF	0.14%
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	0.20%
Xtrackers MSCI USA ESG Leaders Equity ETF	0.10%
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	0.10%
Xtrackers S&P 500 ESG ETF	0.11%
Xtrackers S&P MidCap 400 ESG ETF	0.15%
Xtrackers S&P SmallCap 600 ESG ETF	0.15%

The Advisor for the Xtrackers MSCI USA ESG Leaders Equity ETF has voluntarily elected to waive its fees and/or reimburse Fund expenses to the extent necessary to maintain the Fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at nine basis points of the Fund’s average daily net assets. Any voluntary waiver or reimbursement implemented by the Advisor may be eliminated by the Advisor at any time. For the year ended August 31, 2022, the Advisor waived $344,308 of expenses to the Fund.

The Advisor for the Xtrackers S&P 500 ESG ETF has contractually agreed through December 16, 2022 to waive its fees and/or reimburse fund expenses to the extent necessary to prevent the operating expenses of the fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.10% of the fund’s average daily net assets. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Advisor) prior to that time. For the year ended August 31, 2022, the Advisor waived $80,475 of expenses to the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the year ended August 31, 2022, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$360
Xtrackers MSCI EAFE ESG Leaders Equity ETF	13
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	24
Xtrackers MSCI USA ESG Leaders Equity ETF	1,919
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	12
Xtrackers S&P 500 ESG ETF	433
Xtrackers S&P MidCap 400 ESG ETF	2
Xtrackers S&P SmallCap 600 ESG ETF	2

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

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Notes to Financial Statements (Continued)

4. Investment Portfolio Transactions

For the year ended August 31, 2022, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$342,266,102	$184,924,404
Xtrackers MSCI EAFE ESG Leaders Equity ETF	5,799,884	5,660,465
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	10,290,657	5,372,888
Xtrackers MSCI USA ESG Leaders Equity ETF	189,740,715	201,576,885
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	8,072,400	5,496,486
Xtrackers S&P 500 ESG ETF	44,708,096	43,941,898
Xtrackers S&P MidCap 400 ESG ETF	4,504,799	4,477,678
Xtrackers S&P SmallCap 600 ESG ETF	4,408,019	4,464,607

For the year ended August 31, 2022, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$59,048,573	$50,858,508
Xtrackers MSCI EAFE ESG Leaders Equity ETF	17,228,336	—
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	1,537,319	1,820,839
Xtrackers MSCI USA ESG Leaders Equity ETF	858,549,113	1,238,727,575
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	74,473,310	4,264,213
Xtrackers S&P 500 ESG ETF	453,803,949	348,267,598
Xtrackers S&P MidCap 400 ESG ETF	2,580,265	1,250,558
Xtrackers S&P SmallCap 600 ESG ETF	1,210,286	1,204,031

5. Fund Share Transactions

As of August 31, 2022, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At August 31, 2022, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers S&P MidCap 400 ESG ETF	67%
Xtrackers S&P SmallCap 600 ESG ETF	93%

7. Payments by Affiliates

During the year ended August 31, 2022, the Advisor agreed to reimburse Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF $2,700 for a loss due to a foreign currency trade executed incorrectly. The amount compensated was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

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Notes to Financial Statements (Continued)

8. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets. There is also substantially less publicly available information about emerging market issuers than there is about issuers in developed countries. Therefore, disclosure of certain material information may not be made, and less information may be available to the Funds and other investors than would be the case if the Funds’ investments were restricted to securities of issuers in developed countries. Investments in emerging markets are often considered speculative.

Russia’s recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Funds’ investments, even beyond any direct exposure the Funds may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial.

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility; currency revaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients); higher rates of inflation; greater political, economic and social uncertainty; higher market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade limitations; restrictions on foreign ownership; custody risks associated with investing through Shanghai — Hong Kong and Shenzhen — Hong Kong Stock Connect programs, Renminbi Qualified Foreign Institutional Investor program or other programs to access the Chinese securities markets, both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable; and different and less stringent financial reporting standards. In addition, in June 2021, President Biden issued an executive order (“CMIC Order”) prohibiting U.S. persons, including the Funds, from purchasing or selling publicly traded securities (including publicly traded securities that are derivative of, or designed to provide exposure to, such securities) of any Chinese company identified as a “Chinese Military-Industrial Complex Company” (“CMIC”). This prohibition, effective August 2, 2021, expands on similar sanctions imposed by the prior administration on certain designated Chinese military companies (“CCMCs”) that took effect in January 2021. To the extent that any company in an Underlying Index is identified as a CMIC at any time (or was previously designated as a CCMC), it may have material adverse effect on a fund’s ability to track its Underlying Index.

9. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at August 31, 2022.

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10. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Funds’ and their investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Funds and their service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Funds and reflect the consequences as appropriate in the Funds’ accounting and financial reporting.

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Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF, Xtrackers S&P 500 ESG ETF, Xtrackers S&P MidCap 400 ESG ETF, Xtrackers S&P SmallCap 600 ESG ETF and Xtrackers Net Zero Pathway Paris Aligned US Equity ETF and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF, Xtrackers S&P 500 ESG ETF, Xtrackers S&P MidCap 400 ESG ETF, Xtrackers S&P SmallCap 600 ESG ETF and Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (collectively referred to as the “Funds”), (eight of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of August 31, 2022, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (eight of the funds constituting DBX ETF Trust) at August 31, 2022, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	For the year ended August 31, 2022	For each of the two years in the period ended August 31, 2022	For each of the three years in the period ended August 31, 2022 and the period from December 6, 2018 (commencement of operations) through August 31, 2019
Xtrackers MSCI EAFE ESG Leaders Equity ETF	For the year ended August 31, 2022	For each of the two years in the period ended August 31, 2022	For each of the three years in the period ended August 31, 2022 and the period from September 6, 2018 (commencement of operations) through August 31, 2019
Xtrackers MSCI USA ESG Leaders Equity ETF	For the year ended August 31, 2022	For each of the two years in the period ended August 31, 2022	For each of the three years in the period ended August 31, 2022 and the period from March 7, 2019 (commencement of operations) through August 31, 2019
Xtrackers S&P 500 ESG ETF	For the year ended August 31, 2022	For each of the two years in the period ended August 31, 2022	For each of the three years in the period ended August 31, 2022 and the period from June 26, 2019 (commencement of operations) through August 31, 2019

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DBX ETF Trust

Report of Independent Registered Public Accounting Firm (Continued)

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers S&P MidCap 400 ESG ETF Xtrackers S&P SmallCap 600 ESG ETF	For the year ended August 31, 2022	For the year ended August 31, 2022 and the period from February 24, 2021 (commencement of operations) through August 31, 2021
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	For the period from June 28, 2022 (commencement of operations) through August 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

October 25, 2022

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DBX ETF Trust

Board Considerations in Approval of Investment Advisory

Contracts (Unaudited)

Xtrackers Net Zero Paris Aligned US Equity ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on May 10, 2022, the Trustees, all of who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) of DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the Investment Advisory Agreement between DBX Advisors LLC (“DBX” or the “Adviser”) and the Trust, with respect to Xtrackers Net Zero Paris Aligned US Equity ETF (subsequently renamed as Xtrackers Net Zero Pathway Paris Aligned US Equity ETF) (the “Fund”). The Independent Trustees were advised throughout the review and meeting by K&L Gates LLP (“Independent Trustee Counsel”).

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Fund and its shareholders; (2) the financial resources of the Adviser and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the Fund’s advisory fee; (4) the total cost of the services to be provided by, and the anticipated profits to be realized, by the Adviser from its relationship with the Fund; and (5) the extent to which economies of scale would be realized, and if the Fund’s shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of the Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services to be provided by the Adviser under the Investment Advisory Agreement. The Board considered that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services, such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Adviser, including portfolio management.

The Board considered that the Adviser will provide, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser will pay or arrange for the compensation of officers of the Trust who are also officers or employees of the Adviser or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operations. The Board also considered that in addition to managing the Fund’s portfolio directly, the Adviser will provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fee to be paid to the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Fund’s service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also considered the expertise of the Adviser in supervising third party service providers to its currently managed funds, such as the administrator and the custodian (which would also provide those services to the Fund), noting the Adviser’s extensive work with these service providers (including onsite and virtual due diligence sessions) to conduct such supervision (which would cover the Fund as well). The Board

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DBX ETF Trust

Board Considerations in Approval of Investment Advisory

Contracts (Unaudited) (Continued)

further considered the compliance program of the Adviser, which supports the compliance program of the Adviser’s currently managed funds (which would also cover the Fund).

Adviser’s Financial Resources.    In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Adviser has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared the Fund’s advisory fee to those of other pertinent exchange-traded funds (“ETFs”) and noted that the Fund’s fee is below the average and median fee of the ETFs in the Fund’s peer group. The Board accordingly noted that the Fund’s fees are competitive with the fees of its peer group. The Board agreed that it was familiar with the Adviser’s methodology for selecting the Fund’s peer group and believed that the Fund’s peer group was appropriate. The Board considered that the proposed fees for the Fund is a unitary fee pursuant to which the Adviser pays all of the Fund’s costs (subject to certain specified exceptions). The Board also considered that the Fund’s portfolio will be managed on a day-to-day basis by the Adviser and that the Adviser will also provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Fund. Based on its review, the Board concluded that the advisory fee for the Fund is reasonable in light of the services to be provided.

Costs of Services and Profitability.    The Board considered the anticipated expenses of the Adviser in developing and rendering services to be provided to the Fund and the likelihood and level of profits in the early years of the Fund’s operations. The Board noted that because the Fund is new, it is difficult to estimate the profitability of the Fund to the Adviser at this time. The Board considered whether the Adviser would benefit in other ways from its relationships with the Fund and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Fund.

Economies of Scale.    The Board noted that the Fund’s advisory fee was set at a competitive level that was designed to reflect scale in assets from the Fund’s commencement of operations. The Board noted that because the Fund is new, it is difficult to estimate whether the Fund would experience economies of scale beyond those already reflected in the advisory fees. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Fund.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

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DBX ETF Trust

Board Members and Officers (Unaudited)

Identification and Background

The Board has responsibility for the overall management and operations of the funds, including general supervision of the duties performed by the Advisor and other service providers. Each Board Member serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Trust currently has three Board Members. The three Independent Board Members have no affiliation or business connection with the Advisor or any of its affiliated persons and do not own any stock or other securities issued by the Advisor.

The Independent Board Members of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the fund complex (defined below) overseen by each Independent Board Member, and other directorships, if any, held by the Board Members are shown below. The fund complex includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor. As of the date of this shareholder report, the fund complex consists of the funds in the Trust, as well as the registered funds advised by affiliates of the Advisor.

Shareholder Communications to the Board.    Shareholders may send communications to the Trust’s Board by addressing the communications directly to the Board (or individual Board Members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board Members). The shareholder may send the communication to either the Trust’s office or directly to such Board members c/o 875 Third Avenue, New York, NY 10022. Other shareholder communications received by the Trust not directly addressed and sent to the Board will be reviewed and generally responded to by management. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Independent Board Members
Name, Year of Birth, Position with the Trust and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Board Member
Stephen R. Byers (1953) Chairperson since 2016, and Board Member since 2011 (formerly, Lead Independent Board Member, 2015-2016)	Independent Director (2011-present); Independent Consultant (2014-present); Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer, the Dreyfus Corporation (2002-2006).	35	The Arbitrage Funds, Sierra Income Corporation, Mutual Fund Directors Forum
George O. Elston (1964) Board Member since 2011, Chairperson of the Audit Committee since 2015	Chief Financial Officer, EyePoint Pharmaceuticals, Inc. (2019-present); Chief Financial Officer, Enzyvant (2018-2019); Chief Executive Officer, 2X Oncology, Inc. (2017-2018); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	35	—
J. David Officer (1948) Board Member since 2011, Chairperson of the Nominating Committee since 2015	Independent Director (2010-present); Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	35	(Chairman of) Ilex Management Ltd; Old Westbury Funds

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DBX ETF Trust

Board Members and Officers (Unaudited) (Continued)

Officers(2)
Name, Year of Birth, Position with the Trust and Length of Time Served(3)	Business Experience and Directorships During the Past 5 Years
Freddi Klassen(4) (1975) President and Chief Executive Officer, 2016-present	Programmes (Head since 2021), of DWS Investment Management Americas, Inc. and Manager and Chief Operating Officer of the Advisor (2016-present). Formerly: Chief Operating Officer in the Americas for the Traditional Asset Classes Department (2014-2020); Manager and Chief Operating Officer of DWS Investment Management Americas, Inc. (2018-2020); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Diane Kenneally(5) (1966) Treasurer, Chief Financial Officer and Controller, 2019-present	Fund Administration Treasurer’s Office (Co-Head since 2018), of DWS Investment Management Americas, Inc.; Chief Financial Officer and Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2018-present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018-present); formerly: Assistant Treasurer for the DWS funds (2007-2018).
Frank Gecsedi(4) (1967) Chief Compliance Officer, 2010-present	AFC Compliance US (Senior Team Lead), of DWS Investment Management Americas, Inc.; Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Advisor (2010-present); Chief Compliance Officer of DWS Distributors, Inc. (2019-2022); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).
Bryan Richards(4) (1978) Vice President, 2016-present	Portfolio Engineering, Systematic Investments Solutions (Head), of DWS Investment Management Americas, Inc.(2018-present); Portfolio Manager in the Passive Asset Management Department at DWS (2011-present); Primary Portfolio Manager for the PowerShares DB Commodity ETFs (2011-2015).
John Millette(5) (1962) Secretary, 2020-present	Legal (Associate General Counsel), DWS US Retail Legal (2003-present), of DWS Investment Management Americas, Inc.; Vice President and Secretary of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (1999-present); Chief Legal Officer, DWS Investment Management Americas, Inc. (2015-present); Director and Vice President of DWS Trust Company (2016-present); Vice President, DBX Advisors LLC (2021-present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2011-present); formerly: Secretary of Deutsche Investment Management Americas Inc. (2015-2017); and Assistant Secretary of DBX ETF Trust (2019-2020).

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DBX ETF Trust

Board Members and Officers (Unaudited) (Continued)

Name, Year of Birth, Position with the Trust and Length of Time Served(3)	Business Experience and Directorships During the Past 5 Years
Caroline Pearson(5) (1962) Assistant Secretary, 2020-present	Legal (Senior Team Lead), DWS US Retail Legal, of DWS Investment Management Americas, Inc.; Chief Legal Officer of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2010-present); Chief Legal Officer, DBX Advisors LLC (2020-present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012-present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002-2017); and Secretary, Deutsche AM Service Company (2010-2017); and Chief Legal Officer, DBX Strategic Advisors LLC (2020-2021).
Paul Antosca(5) (1957) Assistant Treasurer, 2019-present	Fund Administration Tax (Head), of DWS Investment Management Americas, Inc.; Assistant Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2007-present).
Jeffrey Berry(5) (1959) Assistant Treasurer, 2019-present	Fund Administration (Senior Specialist), of DWS Investment Management Americas, Inc.
Sheila Cadogan(5) (1966) Assistant Treasurer, 2019-present	Fund Administration Treasurer’s Office (Co-Head since 2018), of DWS Investment Management Americas, Inc.; Assistant Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2017-present); Director and Vice President, DWS Trust Company (2018-present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018-present).
Christina A. Morse(6) (1964) Assistant Secretary, 2017-present	Vice President at BNY Mellon Asset Servicing (2014-present); Vice President and Counsel at Lord Abbett & Co. LLC (2013-2014).
Christian Rijs(4) (1980) Anti-Money Laundering Compliance Officer, since October 21, 2021	Senior Team Lead Anti-Financial Crime and Compliance, DWS Investment Management Americas, Inc.; AML Officer, DWS Trust Company (since November 2, 2021); AML Officer, DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (since October 6, 2021); AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since November 12, 2021); formerly: DWS UK & Ireland Head of Anti-Financial Crime and MLRO.

(1)	The length of time served is represented by the year in which the Board Member joined the Board.
(2)

As a result of their respective positions held with the Advisor and its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Funds.

(3)	The length of time served is represented by the year in which the officer was first elected to the Trust in such capacity.
(4)	Address: 875 Third Avenue, New York, New York 10022.
(5)	Address: 100 Summer Street, Boston, MA 02110.
(6)	Address: BNY Mellon Asset Servicing, 240 Greenwich Street, New York, NY 10286.

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Funds’ Board Members. The SAI is available by calling 855-329-3837, or on the Company’s website at www.Xtrackers.com.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e.,at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended August 31, 2022.

	Qualified Dividend Income*	Dividends Received Deduction*
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	78%	0%
Xtrackers MSCI EAFE ESG Leaders Equity ETF	93%	0%
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	71%	0%
Xtrackers MSCI USA ESG Leaders Equity ETF	100%	98%
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	0%	0%
Xtrackers S&P 500 ESG ETF	100%	98%
Xtrackers S&P MidCap 400 ESG ETF	90%	87%
Xtrackers S&P SmallCap 600 ESG ETF	73%	70%

*	The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Income
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$17,177,960	$1,817,739
Xtrackers MSCI EAFE ESG Leaders Equity ETF	898,857	72,448
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	606,492	67,200

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DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. ESG criteria in a Fund’s investment strategy does not guarantee a return or protect against loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds following an ESG strategy such as the fund. The Underlying Index’s methodology for identifying companies attempting to reduce their carbon footprint limits the types and number of investment opportunities available to the fund and, as a result, the fund may underperform other funds that do not follow a carbon reduction strategy. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Stocks of medium-sized companies involve greater risk than securities of larger, more established companies. Small company stocks tend to be more volatile than medium-sized or large company stocks. Each Fund, except EASG, EMCR and USSG is currently non-diversified and can take larger positions in fewer issues, increasing its potential risk. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Performance of a Fund may diverge from that of its Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

The U.S. government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies. To the extent that an Underlying Index includes such a security and the Fund excludes it, the Fund’s tracking error may increase and the performance of the Fund and Underlying Index may diverge.

Environmental, social and governance (ESG) criteria are a set of standards for a company’s operations that socially conscious investors use to screen potential investments: Environmental (how a company performs as a steward of nature); Social (how a company manages relationships with employee, suppliers, customers and communities); Governance (company’s leadership, executive pay, shareholder rights, etc).

War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

The Funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

The S&P 400 ESG Index, S&P 500 ESG Index and S&P 600 ESG Index are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and have been licensed for use by DBX Advisors. S&P®, S&P 400®, S&P 500® and S&P 600®, are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by DBX Advisors. The ESG Scores used in the Indexes are calculated by SAM. DBX Advisors LLC. Xtrackers ETFs are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates or SAM, and none of such parties make any representation regarding the advisability of investing in such ETFs, nor do they have any liability for any errors, omissions, or interruptions of the S&P 400 ESG Index, S&P 500 ESG Index and S&P 600 ESG Index.

EMCR and USNZ (the “Funds”) are not sponsored, endorsed, sold or promoted by Solactive. Neither Solactive nor any other party makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding advisability of investing in funds generally or in these Funds particularly or the ability of the Underlying Indexes to track general stock market performance. Neither Solactive nor any other party makes any express or implied warranties, and Solactive hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Indexes or any data included therein. The prospectus contains a more detailed description of the limited relationship Solactive has with DBX Advisors LLC and any related funds.

Copyright © 2022 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP One Manhattan West New York, NY 10001	Legal counsel Vedder Price P.C. 1633 Broadway New York, NY 10019

R-070013-4 (10/22) DBX005327 (10/23)

August 31, 2022

Annual Report

DBX ETF Trust

Xtrackers High Beta High Yield Bond ETF (HYUP)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

Xtrackers Risk Managed USD High Yield Strategy ETF (HYRM)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear shareholder,

We are pleased to provide this annual report for five of our ETFs tracking the fixed income market for the period ended August 31, 2022

The global economic recovery in 2021, after the pandemic-induced uncertainty, was followed by geopolitical developments in 2022 that have led to soaring energy prices, high interest rates and supply chain disruptions. Markets across the world, especially those in developed parts, such as the U.S. and the Eurozone, continued to suffer from the effects of the Russia-Ukraine war, which saw various central banks taking hawkish measures to curb rising inflation. The second quarter of 2022 also witnessed global output contracting due to a worse-than-forecasted slowdown in China caused by the country’s strict zero-COVID policy.

Policymakers across the globe continued to face the twin challenges of handling the post-pandemic recovery while fighting multi-year-high inflation rates. The Federal Reserve, in the wake of impending recession, has taken the most rigorous interest rate hikes (75 basis points1 (bps) each in June and July 2022) since the monetary policy tool was introduced in the 1990s. The European Central Bank on its part tightened its stance with a 50bps increase in rates and announced that it would stop its asset purchase program in the third quarter of 2022, forecasting a further hike in September. In the far east, the Bank of Japan has refrained from taking a hawkish view and continues to hold rates at around 0%.

Bond markets were volatile during the reporting period, driven by various macroeconomic and geopolitical events. Yields fell initially in Q4 2021, as economic recovery moderated, followed by heightened inflation worries and the ensuing hawkish central bank policies. Spreads widened the most in the U.S. market, followed by the European and UK markets, during the last quarter of 2021 following fears of the Omicron variant impacting global growth. However, yield spreads tightened again in December 2021 on evidence of the lower-than-expected impact of the virus and diminished supply of new bond issues. The Federal Reserve continued to tread on its hawkish path as its chairman, Jerome Powell, in his address at the Jackson Hole symposium, signaled at further rate hikes until inflation cools down. Overall, 1H22 caused record-breaking losses, as bond markets were adjusting to the central bank’s policy of higher interest rates.

The Eurozone’s economy remained most vulnerable to the changing dynamics of the Russian war, with energy and food commodity prices staying elevated as inflation climbed higher. Although the labor market remained a bright spot during the final quarter of 2021, consumer confidence dropped significantly amid prevalent uncertainties. The Eurozone’s third and fourth largest economies, Italy and Spain, were the major contributors to growth in 2022, sustaining their path to recovery from COVID-19, while the bloc’s largest economy, Germany stalled. France, Eurozone’s second-largest economy posted positive growth, backed by a positive contribution from net trade as exports grew.

All macroeconomic indicators point towards a significant slowdown in 2022, as central banks across the globe are at a crossroads of high inflation and economic recovery. Consumer confidence has remained weak owing to a less favorable long-term economic outlook, as a fragmented recovery is anticipated. Investors would need to keep an eye on potential sanctions on Russian energy by the European Union, as any further supply crunch on oil and gas could sustain the record-high inflation rates.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Basis points are a unit of measurement equal to 1/100th of 1 percent and a standard measure for interest rates.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

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2

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Xtrackers High Beta High Yield Bond ETF

The Xtrackers High Beta High Yield Bond ETF (HYUP) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market High Beta Index (the HYUP Index). The HYUP Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market. For the 12-month period ended August 31, 2022, HYUP shares returned -12.56%, compared to the HYUP Index return of -12.55%.

All sectors contributed negatively to performance during the period with the Communications, Consumer Non-Cyclical and Consumer Cyclical sectors detracting the most from performance.

Xtrackers Low Beta High Yield Bond ETF

The Xtrackers Low Beta High Yield Bond ETF (HYDW) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Low Beta Index (the HYDW Index). The HYDW Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market. For the 12-month period ended August 31, 2022, HYDW shares returned -8.36%, compared to the HYDW Index return of -8.37%.

All sectors contributed negatively to performance during the period with the Communications, Consumer Cyclical and Financial Institutions sectors detracting the most from performance.

Xtrackers Risk Managed USD High Yield Strategy ETF

Xtrackers Risk Managed USD High Yield Strategy ETF (HYRM) seeks investment results that correspond generally to the performance, before fees and expenses, of the Adaptive Wealth Strategies Risk Managed High Yield Index (the HYRM Index). The HYRM Index is designed to track the performance of the US dollar-denominated high yield corporate bond market during normal market conditions, and the performance of a USD cash position accruing interest at the Effective Federal Funds Rate (the interest rate depository institutions such as banks charge each other for overnight loans to meet their reserve requirements) during periods of adverse market conditions. For the period from February 10, 2022, to August 31, 2022, HYRM shares returned -9.12%, compared to the HYRM Index return of -8.48%.

All sectors contributed negatively to performance during the period with the Communications, Consumer Non-Cyclical and Consumer Cyclical sectors detracting the most from performance.

Xtrackers Short Duration High Yield Bond ETF

The Xtrackers Short Duration High Yield Bond ETF (SHYL) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market 0-5 Year Index (the SHYL Index). The SHYL Index is designed to track the performance of short-term publicly issued US dollar denominated below investment grade corporate debt. For the 12-month period ended August 31, 2022, SHYL shares returned -5.84%, compared to the SHYL Index return of -5.76%.

All sectors contributed negatively to performance during the period with the Communications, Consumer Non-Cyclical and Consumer Cyclical sectors detracting the most from performance.

Xtrackers USD High Yield Corporate Bond ETF

The Xtrackers USD High Yield Corporate Bond ETF (HYLB) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index (the HYLB Index). The HYLB Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. For the 12-month period ended August 31, 2022, HYLB shares returned -10.67%, compared to the HYLB Index return of -10.54%.

All sectors contributed negatively to performance during the period with the Communications, Consumer Non-Cyclical and Consumer Cyclical sectors detracting the most from performance.

*************************

3

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.Xtrackers.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 6-15 of this report for additional performance information, including performance data based on market value.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

4

This Page is Intentionally Left Blank

5

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers High Beta High Yield Bond ETF (HYUP)

The Xtrackers High Beta High Yield Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market High Beta Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market. It is not possible to invest directly into an index.

Performance as of August 31, 2022

Average Annual Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market High Beta Index	Solactive USD High Yield Corporates Total Market Index
One Year	-12.56%	-13.30%	-12.55%	-10.54%
Since Inception[1]	1.69%	1.52%	1.68%	1.88%

Cumulative Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market High Beta Index	Solactive USD High Yield Corporates Total Market Index
One Year	-12.56%	-13.30%	-12.55%	-10.54%
Since Inception[1]	8.07%	7.26%	8.02%	9.04%

1 Total returns are calculated based on the commencement of operations, January 11, 2018 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 17, 2021, was 0.35%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

6

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers High Beta High Yield Bond ETF (HYUP) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, January 11, 2018.

Sector Diversification* as of August 31, 2022

Communications	20.1%
Consumer, Cyclical	20.0%
Consumer, Non-cyclical	16.5%
Energy	12.8%
Industrial	10.6%
Financial	9.1%
Technology	4.6%
Basic Materials	4.0%
Utilities	2.3%

Total	100.0%

Modified duration to worst as of August 31, 2022: 4.3 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, assuming worst case scenario.

Quality* as of August 31, 2022

Description	% of Market Value
BBB	1.7%
BB	45.1%
B	37.5%
CCC	15.4%
NR	0.3%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of August 31, 2022

United States	83.1%
Canada	4.0%
Luxembourg	3.1%
Netherlands	2.4%
France	2.2%
Other	5.2%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 17.

7

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

The Xtrackers Low Beta High Yield Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Low Beta Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market. It is not possible to invest directly into an index.

Performance as of August 31, 2022

Average Annual Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market Low Beta Index	Solactive USD High Yield Corporates Total Market Index
One Year	-8.36%	-8.85%	-8.37%	-10.54%
Since Inception[1]	1.92%	1.81%	1.92%	1.88%

Cumulative Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market Low Beta Index	Solactive USD High Yield Corporates Total Market Index
One Year	-8.36%	-8.85%	-8.37%	-10.54%
Since Inception[1]	9.22%	8.66%	9.22%	9.04%

1 Total returns are calculated based on the commencement of operations, January 11, 2018 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 17, 2021, was 0.25%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

8

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Low Beta High Yield Bond ETF (HYDW) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, January 11, 2018.

Sector Diversification* as of August 31, 2022

Consumer, Cyclical	23.2%
Consumer, Non-cyclical	18.9%
Communications	17.4%
Financial	11.3%
Energy	11.3%
Industrial	7.8%
Technology	3.7%
Basic Materials	3.4%
Utilities	3.0%

Total	100.0%

Modified duration to worst as of August 31, 2022: 4.4 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, assuming worst case scenario

Quality* as of August 31, 2022

Description	% of Market Value
BBB	14.4%
BB	74.0%
B	11.5%
CCC	0.1%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of August 31, 2022

United States	90.6%
Canada	3.5%
Other	5.9%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 29.

9

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Risk Managed USD High Yield Strategy ETF (HYRM)

The Xtrackers Risk Managed USD High Yield Strategy ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Adaptive Wealth Strategies Risk Managed High Yield Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the US dollar-denominated high yield corporate bond market during normal market conditions, and the performance of a USD cash position accruing interest at the Effective Federal Funds Rate (the interest rate depository institutions such as banks charge each other for overnight loans to meet their reserve requirements) during periods of adverse market conditions. It is not possible to invest directly into an index.

Performance as of August 31, 2022

Average Annual Total Returns

	Net Asset Value	Market Value	Adaptive Wealth Strategies Risk Managed High Yield Index	Solactive USD High Yield Corporates Total Market Index
Since Inception[1]	-9.12%	-9.16%	-8.48%	-8.48%

Cumulative Total Returns

	Net Asset Value	Market Value	Adaptive Wealth Strategies Risk Managed High Yield Index	Solactive USD High Yield Corporates Total Market Index
Since Inception[1]	-9.12%	-9.16%	-8.48%	-8.48%

1 Total returns are calculated based on the commencement of operations, February 10, 2022 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 21, 2021, was 0.45%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

10

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Risk Managed USD High Yield Strategy ETF (HYRM) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, February 10, 2022.

Sector Diversification* as of August 31, 2022

Consumer, Cyclical	22.1%
Communications	19.4%
Consumer, Non-cyclical	17.6%
Energy	11.7%
Financial	10.0%
Industrial	9.0%
Technology	4.1%
Basic Materials	3.6%
Utilities	2.5%

Total	100.0%

Modified duration to worst as of August 31, 2022: 4.3 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, assuming worst case scenario

Quality* as of August 31, 2022

Description	% of Market Value
BBB	7.6%
BB	59.9%
B	24.4%
CCC	8.0%
NR	0.1%

100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

* As a percentage of total investments excluding cash equivalents. Sector percentages include the sector allocations of the Underlying Funds in which the Fund invests.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 39.

11

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

The Xtrackers Short Duration High Yield Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market 0-5 Year Index (the “Underlying Index”). The Underlying Index is designed to track the performance of short-term publicly issued US dollar-denominated below investment grade corporate debt. It is not possible to invest directly into an index.

Performance as of August 31, 2022

Average Annual Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market 0-5 Year Index	Solactive USD High Yield Corporates Total Market Index
One Year	-5.84%	-6.34%	-5.76%	-10.54%
Since Inception[1]	2.21%	2.11%	2.36%	1.82%

Cumulative Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market 0-5 Year Index	Solactive USD High Yield Corporates Total Market Index
One Year	-5.84%	-6.34%	-5.76%	-10.54%
Since Inception[1]	10.67%	10.16%	11.43%	8.71%

1 Total returns are calculated based on the commencement of operations, January 10, 2018 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 17, 2021, was 0.20%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

12

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Short Duration High Yield Bond ETF (SHYL) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, January 10, 2018.

Sector Diversification* as of August 31, 2022

Consumer, Cyclical	26.1%
Communications	18.9%
Consumer, Non-cyclical	13.3%
Energy	12.0%
Financial	11.4%
Industrial	10.6%
Technology	2.8%
Basic Materials	2.7%
Utilities	2.2%

Total	100.0%

Modified duration to worst as of August 31, 2022: 2.7 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, assuming worst case scenario.

Quality* as of August 31, 2022

Description	% of Market Value
BBB	9.7%
BB	52.1%
B	30.1%
CCC	7.8%
NR	0.3%

100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of August 31, 2022

United States	84.1%
Canada	4.3%
Netherlands	2.8%
Other	8.8%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 40.

13

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

The Xtrackers USD High Yield Corporate Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. It is not possible to invest directly into an index.

Performance as of August 31, 2022

Average Annual Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market Index	iBoxx USD Liquid High Yield Index
One Year	-10.67%	-11.39%	-10.54%	-10.62%
Five Year	1.80%	1.65%	2.02%	2.06%
Since Inception[1]	2.68%	2.56%	2.94%	2.89%

Cumulative Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market Index	iBoxx USD Liquid High Yield Index
One Year	-10.67%	-11.39%	-10.54%	-10.62%
Five Year	9.34%	8.55%	10.52%	10.75%
Since Inception[1]	16.37%	15.63%	18.08%	17.72%

1 Total returns are calculated based on the commencement of operations, December 7, 2016 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 17, 2021, was 0.20%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

14

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers USD High Yield Corporate Bond ETF (HYLB) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, December 7, 2016.

Sector Diversification* as of August 31, 2022

Consumer, Cyclical	22.1%
Communications	19.4%
Consumer, Non-cyclical	17.6%
Energy	11.7%
Financial	10.0%
Industrial	9.0%
Technology	4.1%
Basic Materials	3.6%
Utilities	2.5%

Total	100.0%

Modified duration to worst as of August 31, 2022: 4.4 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, assuming worst case scenario.

Quality* as of August 31, 2022

Description	% of Market Value
BBB	7.7%
BB	60.3%
B	24.1%
CCC	7.8%
NR	0.1%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of August 31, 2022

United States	87.1%
Canada	3.7%
Other	9.2%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 50.

15

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. In addition to the ongoing expenses which each Fund bears directly, the Xtrackers Risk Managed USD High Yield Strategy ETF shareholders indirectly bear the expenses of Xtrackers High Beta High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF (the “Underlying Funds”) in which the Xtrackers Risk Managed USD High Yield Strategy ETF invests. The Underlying Funds’ expenses are not included in Xtrackers Risk Managed USD High Yield Strategy ETF’s annualized expense ratios used to calculate the expense estimate in the tables. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers High Beta High Yield Bond ETF
Actual	$1,000.00	$904.50	0.20%	$0.96
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.20%	$1.02
Xtrackers Low Beta High Yield Bond ETF
Actual	$1,000.00	$944.10	0.20%	$0.98
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.20%	$1.02
Xtrackers Risk Managed USD High Yield Strategy ETF(2)
Actual	$1,000.00	$913.60	0.15%	$0.72
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	0.15%	$0.77
Xtrackers Short Duration High Yield Bond ETF
Actual	$1,000.00	$955.20	0.20%	$0.99
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.20%	$1.02
Xtrackers USD High Yield Corporate Bond ETF
Actual	$1,000.00	$921.80	0.15%	$0.73
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	0.15%	$0.77

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

(2) The Fund invests in other ETFs and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

16

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF

August 31, 2022

	Principal Amount	Value
CORPORATE BONDS — 98.1%
Basic Materials — 3.9%
Chemicals — 2.2%
ASP Unifrax Holdings, Inc. 144A, 5.25%, 9/30/28	$21,000	$16,877
144A, 7.50%, 9/30/29 (a)	10,000	7,330
Chemours Co. 5.375%, 5/15/27	13,000	12,072
144A, 5.75%, 11/15/28	25,000	22,415
144A, 4.625%, 11/15/29	15,000	12,396
Consolidated Energy Finance SA 144A, 6.50%, 5/15/26	10,000	9,147
144A, 5.625%, 10/15/28	13,000	10,726
INEOS Quattro Finance 2 PLC, 144A, 3.375%, 1/15/26	13,000	11,268
Methanex Corp., 5.25%, 12/15/29	18,000	15,142
NOVA Chemicals Corp. 144A, 5.25%, 6/1/27	28,000	24,763
144A, 4.25%, 5/15/29 (a)	13,000	10,710
Olympus Water US Holding Corp. 144A, 4.25%, 10/1/28	22,000	17,918
144A, 6.25%, 10/1/29	10,000	7,563
SCIH Salt Holdings, Inc. 144A, 4.875%, 5/1/28	28,000	24,029
144A, 6.625%, 5/1/29	19,000	15,671
Tronox, Inc., 144A, 4.625%, 3/15/29	27,000	22,493
WR Grace Holdings LLC, 144A, 5.625%, 8/15/29	29,000	22,982

(Cost $314,445)		263,502

Forest Products & Paper — 0.1%
Mercer International, Inc., 5.125%, 2/1/29
(Cost $22,515)	22,000	19,240

Iron/Steel — 0.6%
Mineral Resources Ltd. 144A, 8.125%, 5/1/27	18,000	18,065
144A, 8.00%, 11/1/27	17,000	16,985
144A, 8.50%, 5/1/30	16,000	16,145
United States Steel Corp., 6.875%, 3/1/29	19,000	18,644

(Cost $71,363)		69,839

Mining — 1.0%
Arconic Corp., 144A, 6.125%, 2/15/28	24,000	22,570
Constellium SE, 144A, 3.75%, 4/15/29	13,000	10,777
FMG Resources August 2006 Pty Ltd. 144A, 5.875%, 4/15/30	19,000	17,556
144A, 6.125%, 4/15/32	18,000	16,662
Hudbay Minerals, Inc. 144A, 4.50%, 4/1/26	15,000	13,635
144A, 6.125%, 4/1/29	15,000	13,227

	Principal Amount	Value
Mining (Continued)
Kaiser Aluminum Corp. 144A, 4.625%, 3/1/28	$15,000	$12,940
144A, 4.50%, 6/1/31	15,000	11,830

(Cost $134,731)		119,197

Communications — 19.7%
Advertising — 1.3%
Clear Channel Outdoor Holdings, Inc. 144A, 5.125%, 8/15/27	32,000	28,701
144A, 7.75%, 4/15/28	25,000	20,380
144A, 7.50%, 6/1/29	27,000	21,836
CMG Media Corp., 144A, 8.875%, 12/15/27	26,000	22,402
Outfront Media Capital LLC / Outfront Media Capital Corp. 144A, 5.00%, 8/15/27	17,000	15,584
144A, 4.25%, 1/15/29	11,000	9,258
144A, 4.625%, 3/15/30	13,000	10,863
Stagwell Global LLC, 144A, 5.625%, 8/15/29	29,000	24,640

(Cost $179,038)		153,664

Internet — 0.7%
Arches Buyer, Inc. 144A, 4.25%, 6/1/28	30,000	24,160
144A, 6.125%, 12/1/28	13,000	10,209
Photo Holdings Merger Sub, Inc., 144A, 8.50%, 10/1/26	20,000	14,965
Uber Technologies, Inc., 144A, 4.50%, 8/15/29	38,000	32,846

(Cost $96,172)		82,180

Media — 8.6%
Altice Financing SA 144A, 5.00%, 1/15/28	32,000	25,874
144A, 5.75%, 8/15/29	54,000	43,624
AMC Networks, Inc., 4.25%, 2/15/29	26,000	21,258
Audacy Capital Corp. 144A, 6.50%, 5/1/27	11,000	3,618
144A, 6.75%, 3/31/29	14,000	4,232
CSC Holdings LLC 144A, 5.375%, 2/1/28	25,000	22,709
144A, 7.50%, 4/1/28	27,000	24,047
144A, 6.50%, 2/1/29	46,000	42,716
144A, 5.75%, 1/15/30	62,000	48,091
144A, 4.125%, 12/1/30	29,000	23,228
144A, 4.625%, 12/1/30	59,000	43,026
144A, 4.50%, 11/15/31	40,000	31,404
144A, 5.00%, 11/15/31	8,000	5,713
Diamond Sports Group LLC / Diamond Sports Finance Co. 144A, 5.375%, 8/15/26	78,000	14,918
144A, 6.625%, 8/15/27	44,000	4,126
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 144A, 5.875%, 8/15/27	94,000	86,845

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Media (Continued)
DISH DBS Corp. 5.875%, 11/15/24	$51,000	$46,217
7.75%, 7/1/26	51,000	40,209
144A, 5.25%, 12/1/26	70,000	57,925
7.375%, 7/1/28	30,000	19,700
144A, 5.75%, 12/1/28	64,000	49,265
5.125%, 6/1/29	38,000	22,572
Gray Escrow II, Inc., 144A, 5.375%, 11/15/31	33,000	27,931
Gray Television, Inc., 144A, 4.75%, 10/15/30	20,000	16,480
iHeartCommunications, Inc. 6.375%, 5/1/26	22,000	20,816
8.375%, 5/1/27	38,000	33,394
144A, 5.25%, 8/15/27	19,000	17,078
144A, 4.75%, 1/15/28	11,000	9,459
LCPR Senior Secured Financing DAC 144A, 6.75%, 10/15/27	30,000	28,365
144A, 5.125%, 7/15/29	22,000	18,953
McGraw-Hill Education, Inc. 144A, 5.75%, 8/1/28	23,000	20,274
144A, 8.00%, 8/1/29	18,000	15,643
Radiate Holdco LLC / Radiate Finance, Inc. 144A, 4.50%, 9/15/26	23,000	19,866
144A, 6.50%, 9/15/28	26,000	19,409
Scripps Escrow II, Inc., 144A, 5.375%, 1/15/31 (a)	13,000	10,656
Sinclair Television Group, Inc., 144A, 5.50%, 3/1/30	13,000	10,213
Univision Communications, Inc., 144A, 7.375%, 6/30/30	23,000	22,856
UPC Holding BV, 144A, 5.50%, 1/15/28	12,000	10,292
Virgin Media Finance PLC, 144A, 5.00%, 7/15/30	25,000	19,792
Ziggo Bond Co. BV 144A, 6.00%, 1/15/27	16,000	14,435
144A, 5.125%, 2/28/30	13,000	10,425

(Cost $1,326,710)		1,027,654

Telecommunications — 9.1%
Altice France Holding SA 144A, 10.50%, 5/15/27	40,000	34,587
144A, 6.00%, 2/15/28	31,000	21,226
Altice France SA 144A, 8.125%, 2/1/27	46,000	43,585
144A, 5.50%, 1/15/28	29,000	23,646
144A, 5.125%, 1/15/29	15,000	11,670
144A, 5.125%, 7/15/29	64,000	48,698
144A, 5.50%, 10/15/29	52,000	41,129
Avaya, Inc., 144A, 6.125%, 9/15/28	26,000	14,258
C&W Senior Financing DAC, 144A, 6.875%, 9/15/27	32,000	28,449
CommScope Technologies LLC 144A, 6.00%, 6/15/25	33,000	29,990
144A, 5.00%, 3/15/27	19,000	15,024

	Principal Amount	Value
Telecommunications (Continued)
CommScope, Inc. 144A, 6.00%, 3/1/26	$38,000	$35,959
144A, 8.25%, 3/1/27	25,000	21,469
144A, 7.125%, 7/1/28	18,000	14,723
144A, 4.75%, 9/1/29	33,000	28,140
Connect Finco SARL / Connect US Finco LLC, 144A, 6.75%, 10/1/26	53,000	48,600
Consolidated Communications, Inc. 144A, 5.00%, 10/1/28	12,000	9,260
144A, 6.50%, 10/1/28	20,000	16,144
Frontier Communications Holdings LLC 144A, 5.875%, 10/15/27	30,000	28,039
144A, 5.00%, 5/1/28	40,000	35,109
144A, 6.75%, 5/1/29	25,000	21,594
5.875%, 11/1/29	20,000	16,354
144A, 6.00%, 1/15/30	25,000	20,644
144A, 8.75%, 5/15/30	31,000	32,008
Hughes Satellite Systems Corp., 6.625%, 8/1/26	19,000	18,010
Iliad Holding SASU 144A, 6.50%, 10/15/26	31,000	28,368
144A, 7.00%, 10/15/28	23,000	21,140
Intelsat Jackson Holdings SA, 144A, 6.50%, 3/15/30	76,000	69,082
Level 3 Financing, Inc. 144A, 4.625%, 9/15/27	25,000	22,123
144A, 4.25%, 7/1/28	32,000	26,639
144A, 3.625%, 1/15/29	22,000	17,690
144A, 3.75%, 7/15/29	23,000	18,508
Lumen Technologies, Inc. 144A, 5.125%, 12/15/26	32,000	27,692
144A, 4.50%, 1/15/29	25,000	18,687
144A, 5.375%, 6/15/29	25,000	19,522
Telesat Canada / Telesat LLC 144A, 5.625%, 12/6/26	13,000	7,612
144A, 4.875%, 6/1/27	10,000	5,438
VEON Holdings BV 144A, 4.95%, 6/16/24	17,000	12,539
144A, 4.00%, 4/9/25	31,000	19,453
Viasat, Inc. 144A, 5.625%, 9/15/25	18,000	15,916
144A, 5.625%, 4/15/27	16,000	14,743
144A, 6.50%, 7/15/28	10,000	7,734
Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A, 7.75%, 8/15/28	35,000	30,514
Zayo Group Holdings, Inc. 144A, 4.00%, 3/1/27	38,000	32,445
144A, 6.125%, 3/1/28	28,000	21,821

(Cost $1,300,065)		1,095,981

Consumer, Cyclical — 19.6%
Airlines — 0.9%
American Airlines Group, Inc., 144A, 3.75%, 3/1/25 (a)	16,000	13,467

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Airlines (Continued)
American Airlines, Inc., 144A, 11.75%, 7/15/25	$64,000	$70,802
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A, 5.75%, 1/20/26	31,000	28,339

(Cost $119,526)		112,608

Auto Manufacturers — 0.4%
Jaguar Land Rover Automotive PLC 144A, 7.75%, 10/15/25	17,000	15,598
144A, 4.50%, 10/1/27 (a)	13,000	9,567
144A, 5.875%, 1/15/28	13,000	9,908
144A, 5.50%, 7/15/29	16,000	11,276

(Cost $59,149)		46,349

Auto Parts & Equipment — 1.7%
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/26	20,000	18,534
American Axle & Manufacturing, Inc. 6.50%, 4/1/27 (a)	13,000	12,176
6.875%, 7/1/28	10,000	9,510
5.00%, 10/1/29 (a)	14,000	11,895
Clarios Global LP / Clarios US Finance Co., 144A, 8.50%, 5/15/27	52,000	50,801
Dana, Inc. 5.375%, 11/15/27	10,000	8,929
5.625%, 6/15/28	10,000	8,989
4.25%, 9/1/30	10,000	8,088
Goodyear Tire & Rubber Co. 5.00%, 7/15/29 (a)	23,000	20,647
5.25%, 4/30/31 (a)	14,000	12,227
5.25%, 7/15/31 (a)	16,000	13,815
5.625%, 4/30/33	11,000	9,531
Tenneco, Inc., 144A, 7.875%, 1/15/29	19,000	18,934

(Cost $225,832)		204,076

Distribution/Wholesale — 0.0%
Wesco Aircraft Holdings, Inc., 144A, 13.125%, 11/15/27
(Cost $13,319)	15,000	4,988

Entertainment — 2.9%
AMC Entertainment Holdings, Inc. 144A,, 6/15/26	36,000	28,939
144A, 7.50%, 2/15/29	25,000	21,531
Banijay Entertainment SASU, 144A, 5.375%, 3/1/25	25,000	23,604
Caesars Entertainment, Inc. 144A, 8.125%, 7/1/27	46,000	45,319
144A, 4.625%, 10/15/29	31,000	25,071
Cinemark USA, Inc. 144A, 5.875%, 3/15/26	10,000	8,887
144A, 5.25%, 7/15/28	20,000	16,189
Mohegan Gaming & Entertainment, 144A, 8.00%, 2/1/26	31,000	27,130

	Principal Amount	Value
Entertainment (Continued)
Penn Entertainment, Inc. 144A, 5.625%, 1/15/27	$10,000	$9,161
144A, 4.125%, 7/1/29	10,000	8,091
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp. 144A, 5.625%, 9/1/29	19,000	14,109
144A, 5.875%, 9/1/31	18,000	12,606
Resorts World Las Vegas LLC / RWLV Capital, Inc., 144A, 4.625%, 4/16/29	32,000	26,267
Scientific Games International, Inc. 144A, 7.00%, 5/15/28	19,000	18,622
144A, 7.25%, 11/15/29	11,000	10,835
Six Flags Entertainment Corp., 144A, 5.50%, 4/15/27	13,000	11,935
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 144A, 7.75%, 4/15/25	16,000	15,974
144A, 5.125%, 10/1/29	19,000	15,972

(Cost $396,636)		340,242

Food Service — 0.2%
TKC Holdings, Inc. 144A, 6.875%, 5/15/28	11,000	9,284
144A, 10.50%, 5/15/29	16,000	12,844

(Cost $28,140)		22,128

Home Builders — 0.7%
Ashton Woods USA LLC / Ashton Woods Finance Co., 144A, 4.625%, 4/1/30	10,000	7,902
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 144A, 6.25%, 9/15/27	15,000	13,352
144A, 4.875%, 2/15/30	15,000	11,569
Century Communities, Inc., 144A, 3.875%, 8/15/29	13,000	10,515
Mattamy Group Corp. 144A, 5.25%, 12/15/27	13,000	11,466
144A, 4.625%, 3/1/30	16,000	12,979
Taylor Morrison Communities, Inc., 144A, 5.125%, 8/1/30	13,000	11,173

(Cost $94,017)		78,956

Home Furnishings — 0.1%
Tempur Sealy International, Inc., 144A, 3.875%, 10/15/31
(Cost $21,048)	21,000	16,195

Housewares — 0.2%
Scotts Miracle-Gro Co. 4.50%, 10/15/29	10,000	8,025
4.00%, 4/1/31	12,000	9,030
4.375%, 2/1/32	10,000	7,563

(Cost $30,085)		24,618

Leisure Time — 4.4%
Carnival Corp. 144A, 10.50%, 2/1/26	20,000	20,626

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Leisure Time (Continued)
144A, 7.625%, 3/1/26 (a)	$37,000	$31,500
144A, 5.75%, 3/1/27	95,000	74,176
144A, 9.875%, 8/1/27	23,000	23,117
144A, 6.00%, 5/1/29	51,000	38,585
144A, 10.50%, 6/1/30	25,000	22,906
Life Time, Inc. 144A, 5.75%, 1/15/26	24,000	21,659
144A, 8.00%, 4/15/26	10,000	8,844
NCL Corp. Ltd. 144A, 3.625%, 12/15/24	14,000	12,153
144A, 5.875%, 3/15/26	36,000	29,160
144A, 5.875%, 2/15/27	26,000	23,600
144A, 7.75%, 2/15/29	15,000	12,211
Royal Caribbean Cruises Ltd. 144A, 11.50%, 6/1/25	35,000	37,146
144A, 4.25%, 7/1/26	18,000	13,856
144A, 5.50%, 8/31/26 (a)	26,000	21,160
144A, 5.375%, 7/15/27	25,000	19,436
144A, 11.625%, 8/15/27	35,000	34,441
3.70%, 3/15/28	22,000	14,989
144A, 5.50%, 4/1/28	28,000	21,570
Viking Cruises Ltd. 144A, 13.00%, 5/15/25	17,000	17,866
144A, 5.875%, 9/15/27	22,000	17,743
144A, 7.00%, 2/15/29	13,000	10,445

(Cost $620,883)		527,189

Lodging — 2.1%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc 144A, 5.00%, 6/1/29	22,000	19,499
144A, 4.875%, 7/1/31	12,000	9,922
Marriott Ownership Resorts, Inc., 144A, 4.50%, 6/15/29	13,000	10,980
Melco Resorts Finance Ltd. 144A, 4.875%, 6/6/25 (a)	26,000	19,865
144A, 5.25%, 4/26/26	10,000	7,371
144A, 5.625%, 7/17/27	16,000	11,374
144A, 5.75%, 7/21/28	23,000	15,651
144A, 5.375%, 12/4/29	29,000	18,932
MGM Resorts International 5.50%, 4/15/27	18,000	16,689
4.75%, 10/15/28	19,000	16,724
Station Casinos LLC 144A, 4.50%, 2/15/28	19,000	16,395
144A, 4.625%, 12/1/31	13,000	10,779
Travel + Leisure Co., 144A, 4.50%, 12/1/29	17,000	13,846
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 144A, 5.50%, 3/1/25	47,000	45,067
144A, 5.25%, 5/15/27	23,000	20,785

(Cost $312,208)		253,879

Retail — 6.0%
Asbury Automotive Group, Inc. 144A, 4.625%, 11/15/29	21,000	18,033

	Principal Amount	Value
Retail (Continued)
4.75%, 3/1/30	$8,000	$6,831
144A, 5.00%, 2/15/32	16,000	13,389
Bath & Body Works, Inc. 5.25%, 2/1/28	13,000	11,667
7.50%, 6/15/29 (a)	14,000	13,479
144A, 6.625%, 10/1/30	26,000	23,652
Carvana Co. 144A, 5.625%, 10/1/25	13,000	9,759
144A, 5.50%, 4/15/27	15,000	9,746
144A, 5.875%, 10/1/28 (a)	15,000	9,021
144A, 4.875%, 9/1/29	19,000	10,830
144A, 10.25%, 5/1/30	84,000	66,886
eG Global Finance PLC 144A, 6.75%, 2/7/25	18,000	17,034
144A, 8.50%, 10/30/25	16,000	14,964
Ferrellgas LP / Ferrellgas Finance Corp. 144A, 5.375%, 4/1/26	17,000	14,816
144A, 5.875%, 4/1/29	22,000	17,963
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 144A, 6.75%, 1/15/30	33,000	26,968
Gap, Inc. 144A, 3.625%, 10/1/29	19,000	13,233
144A, 3.875%, 10/1/31	19,000	13,205
Guitar Center, Inc., 144A, 8.50%, 1/15/26	14,000	12,971
LBM Acquisition LLC, 144A, 6.25%, 1/15/29	20,000	14,975
LCM Investments Holdings II LLC, 144A, 4.875%, 5/1/29	26,000	21,744
Macy’s Retail Holdings LLC 144A, 5.875%, 4/1/29	13,000	11,266
144A, 5.875%, 3/15/30	11,000	9,420
144A, 6.125%, 3/15/32	11,000	9,287
Michaels Cos., Inc. 144A, 5.25%, 5/1/28	22,000	16,959
144A, 7.875%, 5/1/29	33,000	21,995
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A, 7.125%, 4/1/26	29,000	27,182
Nordstrom, Inc. 4.375%, 4/1/30 (a)	13,000	10,038
4.25%, 8/1/31	11,000	8,081
Party City Holdings, Inc., 144A, 8.75%, 2/15/26	19,000	12,475
PetSmart, Inc. / PetSmart Finance Corp., 144A, 7.75%, 2/15/29	29,000	27,296
QVC, Inc. 4.45%, 2/15/25	15,000	13,798
4.75%, 2/15/27	15,000	12,412
4.375%, 9/1/28	13,000	9,943
Rite Aid Corp. 144A, 7.50%, 7/1/25	12,000	10,236
144A, 8.00%, 11/15/26	23,000	18,785
Sonic Automotive, Inc. 144A, 4.625%, 11/15/29	17,000	14,529
144A, 4.875%, 11/15/31	17,000	14,198

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Retail (Continued)
SRS Distribution, Inc. 144A, 6.125%, 7/1/29	$12,000	$9,971
144A, 6.00%, 12/1/29	21,000	17,129
Staples, Inc. 144A, 7.50%, 4/15/26	51,000	43,160
144A, 10.75%, 4/15/27 (a)	26,000	19,149
Suburban Propane Partners LP/Suburban Energy Finance Corp., 144A, 5.00%, 6/1/31	17,000	15,040

(Cost $873,929)		713,515

Consumer, Non-cyclical — 16.2%
Agriculture — 0.3%
Vector Group Ltd. 144A, 10.50%, 11/1/26	14,000	13,573
144A, 5.75%, 2/1/29	22,000	19,106

(Cost $37,115)		32,679

Beverages — 0.1%
Primo Water Holdings, Inc., 144A, 4.375%, 4/30/29
(Cost $18,988)	19,000	16,274

Biotechnology — 0.1%
Grifols Escrow Issuer SA, 144A, 4.75%, 10/15/28
(Cost $18,005)	19,000	15,863

Commercial Services — 3.6%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 144A, 6.625%, 7/15/26	49,000	45,938
144A, 9.75%, 7/15/27	28,000	25,297
144A, 6.00%, 6/1/29	25,000	18,653
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL, 144A, 4.625%, 6/1/28	31,000	26,278
APX Group, Inc. 144A, 6.75%, 2/15/27	15,000	14,712
144A, 5.75%, 7/15/29	20,000	16,381
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 144A, 5.75%, 7/15/27	10,000	9,489
144A, 4.75%, 4/1/28	13,000	11,370
144A, 5.375%, 3/1/29 (a)	14,000	12,343
CoreCivic, Inc., 8.25%, 4/15/26	18,000	17,968
Garda World Security Corp. 144A, 4.625%, 2/15/27	14,000	12,325
144A, 9.50%, 11/1/27	16,000	14,606
144A, 6.00%, 6/1/29	11,000	8,543
Hertz Corp. 144A, 4.625%, 12/1/26	13,000	11,084
144A, 5.00%, 12/1/29	26,000	20,960
MPH Acquisition Holdings LLC 144A, 5.50%, 9/1/28	27,000	23,061
144A, 5.75%, 11/1/28 (a)	33,000	26,299

	Principal Amount	Value
Commercial Services (Continued)
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A, 6.25%, 1/15/28	$33,000	$29,281
Sabre GLBL, Inc. 144A, 9.25%, 4/15/25	20,000	19,783
144A, 7.375%, 9/1/25	23,000	21,821
Sotheby’s, 144A, 7.375%, 10/15/27	20,000	18,886
Verscend Escrow Corp., 144A, 9.75%, 8/15/26	29,000	29,328

(Cost $496,566)		434,406

Cosmetics/Personal Care — 0.4%
Coty, Inc. 144A, 5.00%, 4/15/26	24,000	22,773
144A, 6.50%, 4/15/26 (a)	14,000	13,375
Edgewell Personal Care Co., 144A, 4.125%, 4/1/29	13,000	11,191

(Cost $51,418)		47,339

Food — 2.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144A, 5.875%, 2/15/28	19,000	18,127
B&G Foods, Inc. 5.25%, 4/1/25	24,000	21,386
5.25%, 9/15/27	14,000	11,690
Performance Food Group, Inc., 144A, 4.25%, 8/1/29	26,000	22,360
Post Holdings, Inc. 144A, 5.625%, 1/15/28	25,000	23,777
144A, 5.50%, 12/15/29	32,000	29,360
144A, 4.625%, 4/15/30	42,000	36,527
144A, 4.50%, 9/15/31	35,000	29,804
Sigma Holdco BV, 144A, 7.875%, 5/15/26	12,000	8,581
US Foods, Inc. 144A, 4.75%, 2/15/29	24,000	21,420
144A, 4.625%, 6/1/30	11,000	9,502

(Cost $263,676)		232,534

Healthcare-Products — 0.5%
Medline Borrower LP, 144A, 5.25%, 10/1/29
(Cost $64,941)	64,000	53,865

Healthcare-Services — 4.6%
CHS/Community Health Systems, Inc. 144A, 8.00%, 3/15/26	56,000	52,430
144A, 5.625%, 3/15/27	50,000	42,494
144A, 8.00%, 12/15/27	16,000	14,089
144A, 6.875%, 4/1/28	20,000	10,450
144A, 6.00%, 1/15/29	23,000	18,915
144A, 6.875%, 4/15/29	45,000	28,195
144A, 6.125%, 4/1/30	37,000	22,996
144A, 5.25%, 5/15/30	41,000	31,109
144A, 4.75%, 2/15/31	28,000	20,712

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Healthcare-Services (Continued)
DaVita, Inc. 144A, 4.625%, 6/1/30	$70,000	$56,439
144A, 3.75%, 2/15/31	38,000	28,027
Encompass Health Corp. 4.75%, 2/1/30	21,000	17,995
4.625%, 4/1/31	10,000	8,273
Legacy LifePoint Health LLC 144A, 6.75%, 4/15/25	25,000	24,582
144A, 4.375%, 2/15/27	16,000	13,931
LifePoint Health, Inc., 144A, 5.375%, 1/15/29	13,000	9,872
ModivCare, Inc., 144A, 5.875%, 11/15/25	13,000	12,261
Radiology Partners, Inc., 144A, 9.25%, 2/1/28	19,000	14,586
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A, 9.75%, 12/1/26	36,000	34,414
Select Medical Corp., 144A, 6.25%, 8/15/26	32,000	30,651
Tenet Healthcare Corp., 144A, 6.125%, 10/1/28	64,000	58,801

(Cost $682,341)		551,222

Household Products/Wares — 0.3%
Central Garden & Pet Co., 144A, 4.125%, 4/30/31	10,000	8,204
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 144A, 5.00%, 12/31/26	13,000	11,795
144A, 7.00%, 12/31/27	13,000	10,745
Spectrum Brands, Inc., 144A, 3.875%, 3/15/31	13,000	10,102

(Cost $48,749)		40,846

Pharmaceuticals — 4.3%
AdaptHealth LLC 144A, 4.625%, 8/1/29	11,000	9,175
144A, 5.125%, 3/1/30	16,000	13,682
Bausch Health Americas, Inc. 144A, 9.25%, 4/1/26	38,000	22,388
144A, 8.50%, 1/31/27	45,000	21,228
Bausch Health Cos., Inc. 144A, 5.50%, 11/1/25	46,000	38,236
144A, 9.00%, 12/15/25	38,000	24,106
144A, 6.125%, 2/1/27	26,000	19,449
144A, 5.75%, 8/15/27 (a)	13,000	9,501
144A, 7.00%, 1/15/28	19,000	7,191
144A, 5.00%, 1/30/28	32,000	12,132
144A, 4.875%, 6/1/28	42,000	29,033
144A, 5.00%, 2/15/29	25,000	9,787
144A, 6.25%, 2/15/29	37,000	14,027
144A, 7.25%, 5/30/29	23,000	9,005
144A, 5.25%, 1/30/30	32,000	12,208
144A, 5.25%, 2/15/31	26,000	10,310
Cheplapharm Arzneimittel GmbH, 144A, 5.50%, 1/15/28	13,000	11,174

	Principal Amount	Value
Pharmaceuticals (Continued)
HLF Financing Sarl LLC / Herbalife International, Inc., 144A, 4.875%, 6/1/29	$15,000	$11,851
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 144A, 10.00%, 4/15/25	11,000	9,913
144A, 11.50%, 12/15/28	17,000	15,321
Owens & Minor, Inc. 144A, 4.50%, 3/31/29	11,000	9,390
144A, 6.625%, 4/1/30	16,000	14,745
Teva Pharmaceutical Finance Netherlands III BV 7.125%, 1/31/25	26,000	25,775
3.15%, 10/1/26	89,000	74,875
4.75%, 5/9/27	26,000	22,775
6.75%, 3/1/28	32,000	30,637
5.125%, 5/9/29 (a)	25,000	21,894

(Cost $739,896)		509,808

Energy — 12.6%
Energy-Alternate Sources — 0.3%
TerraForm Power Operating LLC 144A, 5.00%, 1/31/28	19,000	17,412
144A, 4.75%, 1/15/30	19,000	16,804

(Cost $39,906)		34,216

Oil & Gas — 6.5%
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 144A, 7.00%, 11/1/26	16,000	15,583
144A, 5.875%, 6/30/29	10,000	9,021
Callon Petroleum Co. 144A, 8.00%, 8/1/28	17,000	16,334
144A, 7.50%, 6/15/30	15,000	13,892
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A, 11.00%, 4/15/25	14,000	14,684
Citgo Holding, Inc., 144A, 9.25%, 8/1/24	36,000	36,041
CITGO Petroleum Corp. 144A, 7.00%, 6/15/25	29,000	28,238
144A, 6.375%, 6/15/26	17,000	16,204
CNX Resources Corp. 144A, 7.25%, 3/14/27	20,000	19,869
144A, 6.00%, 1/15/29	13,000	12,240
Colgate Energy Partners III LLC, 144A, 5.875%, 7/1/29	19,000	17,636
Comstock Resources, Inc. 144A, 6.75%, 3/1/29	32,000	30,600
144A, 5.875%, 1/15/30	25,000	22,916
CVR Energy, Inc. 144A, 5.25%, 2/15/25	15,000	14,172
144A, 5.75%, 2/15/28	11,000	10,025
Hilcorp Energy I LP / Hilcorp Finance Co. 144A, 6.25%, 11/1/28	15,000	14,195
144A, 5.75%, 2/1/29	15,000	13,643
144A, 6.00%, 4/15/30	13,000	11,986
144A, 6.00%, 2/1/31	15,000	13,618
144A, 6.25%, 4/15/32	12,000	10,782

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Oil & Gas (Continued)
Laredo Petroleum, Inc. 9.50%, 1/15/25	$15,000	$15,072
144A, 7.75%, 7/31/29 (a)	10,000	9,592
Leviathan Bond Ltd. 144A, REGS, 6.125%, 6/30/25	16,000	15,760
144A, REGS, 6.50%, 6/30/27	15,000	14,625
144A, REGS, 6.75%, 6/30/30	14,000	13,370
MEG Energy Corp., 144A, 5.875%, 2/1/29	16,000	14,902
Moss Creek Resources Holdings, Inc. 144A, 7.50%, 1/15/26	18,000	16,398
144A, 10.50%, 5/15/27	10,000	9,674
Murphy Oil Corp. 5.875%, 12/1/27	14,000	13,636
6.375%, 7/15/28	14,000	13,790
Nabors Industries Ltd., 144A, 7.25%, 1/15/26	14,000	12,750
Nabors Industries, Inc. 5.75%, 2/1/25	15,000	13,852
144A, 7.375%, 5/15/27	19,000	18,367
Parkland Corp. 144A, 5.875%, 7/15/27	11,000	10,642
144A, 4.50%, 10/1/29	21,000	17,819
144A, 4.625%, 5/1/30	21,000	18,063
PBF Holding Co. LLC / PBF Finance Corp. 7.25%, 6/15/25	18,000	17,505
6.00%, 2/15/28	19,000	17,118
Puma International Financing SA, 144A, 5.125%, 10/6/24	50,000	46,725
Range Resources Corp., 8.25%, 1/15/29	16,000	16,815
SM Energy Co. 6.75%, 9/15/26	12,000	11,818
6.625%, 1/15/27 (a)	11,000	10,740
6.50%, 7/15/28	11,000	10,610
Sunoco LP / Sunoco Finance Corp. 4.50%, 5/15/29	20,000	17,036
4.50%, 4/30/30	20,000	17,093
Transocean, Inc. 144A, 7.25%, 11/1/25	10,000	7,986
144A, 7.50%, 1/15/26	15,000	11,581
144A, 11.50%, 1/30/27	18,000	17,374
144A, 8.00%, 2/1/27	14,000	10,416

(Cost $829,932)		782,808

Oil & Gas Services — 1.1%
Archrock Partners LP / Archrock Partners Finance Corp. 144A, 6.875%, 4/1/27	16,000	15,022
144A, 6.25%, 4/1/28	21,000	19,143
CGG SA, 144A, 8.75%, 4/1/27 (a)	13,000	11,604
USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 4/1/26	19,000	17,852
6.875%, 9/1/27	19,000	17,594

	Principal Amount	Value
Oil & Gas Services (Continued)
Weatherford International Ltd. 144A, 6.50%, 9/15/28	$13,000	$12,272
144A, 8.625%, 4/30/30	41,000	37,127

(Cost $145,462)		130,614

Pipelines — 4.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 144A, 5.75%, 3/1/27	18,000	17,084
144A, 5.75%, 1/15/28	17,000	16,186
Buckeye Partners LP, 144A, 4.50%, 3/1/28	13,000	11,527
CQP Holdco LP / BIP-V Chinook Holdco LLC, 144A, 5.50%, 6/15/31	37,000	32,785
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 144A, 5.625%, 5/1/27	15,000	14,009
144A, 6.00%, 2/1/29	19,000	17,583
144A, 8.00%, 4/1/29	11,000	10,921
EnLink Midstream LLC, 5.375%, 6/1/29	13,000	12,168
EQM Midstream Partners LP 144A, 7.50%, 6/1/27	13,000	12,850
144A, 6.50%, 7/1/27	24,000	23,210
5.50%, 7/15/28	18,000	16,487
144A, 4.50%, 1/15/29	21,000	18,116
144A, 7.50%, 6/1/30	13,000	12,856
144A, 4.75%, 1/15/31	29,000	25,133
Genesis Energy LP / Genesis Energy Finance Corp. 6.50%, 10/1/25	14,000	13,139
8.00%, 1/15/27	25,000	23,542
7.75%, 2/1/28 (a)	18,000	16,713
ITT Holdings LLC, 144A, 6.50%, 8/1/29	31,000	26,229
New Fortress Energy, Inc. 144A, 6.75%, 9/15/25	32,000	30,889
144A, 6.50%, 9/30/26	38,000	35,849
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A, 7.50%, 2/1/26	52,000	47,077
NGL Energy Partners LP / NGL Energy Finance Corp., 7.50%, 11/1/23 (a)	12,000	11,372
NuStar Logistics LP 5.625%, 4/28/27	15,000	13,680
6.375%, 10/1/30	15,000	13,672
Rockies Express Pipeline LLC, 144A, 4.95%, 7/15/29	14,000	12,641
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 144A, 7.50%, 10/1/25	15,000	15,041
144A, 6.00%, 3/1/27	11,000	10,055
144A, 5.50%, 1/15/28	22,000	19,075
144A, 6.00%, 12/31/30	19,000	16,681
144A, 6.00%, 9/1/31	13,000	11,392

(Cost $617,864)		557,962

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Financial — 9.0%
Banks — 0.5%
Freedom Mortgage Corp. 144A, 8.125%, 11/15/24	$11,000	$9,888
144A, 8.25%, 4/15/25	14,000	12,133
144A, 7.625%, 5/1/26	15,000	12,304
144A, 6.625%, 1/15/27	14,000	10,828
Intesa Sanpaolo SpA, 144A, 4.198%, 6/1/32	21,000	15,272

(Cost $74,383)		60,425

Diversified Financial Services — 4.2%
Coinbase Global, Inc. 144A, 3.375%, 10/1/28	25,000	16,246
144A, 3.625%, 10/1/31	25,000	15,259
Curo Group Holdings Corp., 144A, 7.50%, 8/1/28	25,000	15,192
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 144A, 5.00%, 8/15/28	26,000	22,258
LD Holdings Group LLC 144A, 6.50%, 11/1/25	11,000	6,330
144A, 6.125%, 4/1/28	14,000	7,457
Midcap Financial Issuer Trust 144A, 6.50%, 5/1/28	26,000	22,337
144A, 5.625%, 1/15/30	10,000	7,643
Nationstar Mortgage Holdings, Inc. 144A, 6.00%, 1/15/27	15,000	13,381
144A, 5.50%, 8/15/28	22,000	18,386
144A, 5.125%, 12/15/30	15,000	11,852
144A, 5.75%, 11/15/31	16,000	12,718
Navient Corp. 6.75%, 6/25/25	13,000	12,564
6.75%, 6/15/26	13,000	12,350
5.00%, 3/15/27	19,000	16,302
4.875%, 3/15/28	13,000	10,637
5.50%, 3/15/29	19,000	15,419
NFP Corp., 144A, 6.875%, 8/15/28	53,000	43,664
OneMain Finance Corp. 7.125%, 3/15/26	45,000	42,387
6.625%, 1/15/28	20,000	18,308
3.875%, 9/15/28	15,000	11,720
5.375%, 11/15/29	19,000	15,767
4.00%, 9/15/30 (a)	22,000	16,432
PennyMac Financial Services, Inc. 144A, 5.375%, 10/15/25	17,000	15,296
144A, 4.25%, 2/15/29	17,000	13,318
144A, 5.75%, 9/15/31	13,000	10,558
United Wholesale Mortgage LLC 144A, 5.50%, 11/15/25	21,000	18,372
144A, 5.75%, 6/15/27	11,000	9,076
144A, 5.50%, 4/15/29	19,000	14,814
VistaJet Malta Finance PLC / XO Management Holding, Inc. 144A, 7.875%, 5/1/27	13,000	11,931
144A, 6.375%, 2/1/30	26,000	22,406

(Cost $618,768)		500,380

	Principal Amount	Value
Insurance — 1.4%
Acrisure LLC / Acrisure Finance, Inc. 144A, 7.00%, 11/15/25	$24,000	$22,651
144A, 10.125%, 8/1/26	10,000	10,022
144A, 6.00%, 8/1/29	13,000	10,562
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 144A, 5.875%, 11/1/29	11,000	9,476
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 6.75%, 10/15/27	34,000	30,941
AssuredPartners, Inc. 144A, 7.00%, 8/15/25	13,000	12,610
144A, 5.625%, 1/15/29	14,000	11,656
HUB International Ltd. 144A, 7.00%, 5/1/26	44,000	43,162
144A, 5.625%, 12/1/29	14,000	12,264

(Cost $178,621)		163,344

Real Estate — 0.6%
Kennedy-Wilson, Inc. 4.75%, 2/1/30	15,000	12,115
5.00%, 3/1/31	15,000	12,357
Realogy Group LLC / Realogy Co.-Issuer Corp. 144A, 5.75%, 1/15/29	24,000	18,840
144A, 5.25%, 4/15/30	25,000	18,875
WeWork Cos., Inc., 144A, 7.875%, 5/1/25	18,000	13,456

(Cost $97,059)		75,643

Real Estate Investment Trusts — 2.1%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A, 4.50%, 4/1/27	19,000	16,307
Diversified Healthcare Trust 9.75%, 6/15/25	13,000	12,795
4.75%, 2/15/28	13,000	9,630
4.375%, 3/1/31	12,000	8,252
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, 4.75%, 6/15/29	16,000	13,584
Service Properties Trust 7.50%, 9/15/25	26,000	24,961
4.75%, 10/1/26	15,000	12,222
5.50%, 12/15/27	16,000	13,862
3.95%, 1/15/28	7,000	5,221
4.95%, 10/1/29	22,000	16,627
4.375%, 2/15/30	10,000	7,341
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 144A, 7.875%, 2/15/25	62,000	61,330
144A, 6.00%, 1/15/30	19,000	13,427
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 144A, 4.75%, 4/15/28	15,000	12,556
144A, 6.50%, 2/15/29	28,000	21,376

(Cost $290,374)		249,491

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Venture Capital — 0.2%
Compass Group Diversified Holdings LLC, 144A, 5.25%, 4/15/29
(Cost $26,984)	$26,000	$22,166

Industrial — 10.4%
Aerospace/Defense — 3.3%
Bombardier, Inc. 144A, 7.50%, 12/1/24	18,000	17,863
144A, 7.50%, 3/15/25	33,000	32,336
144A, 7.125%, 6/15/26	31,000	29,581
144A, 7.875%, 4/15/27	49,000	46,980
144A, 6.00%, 2/15/28	20,000	17,715
Rolls-Royce PLC, 144A, 5.75%, 10/15/27	25,000	22,655
Spirit AeroSystems, Inc. 144A, 7.50%, 4/15/25	31,000	30,371
4.60%, 6/15/28	19,000	15,132
TransDigm, Inc. 6.375%, 6/15/26	22,000	21,146
7.50%, 3/15/27	16,000	15,622
5.50%, 11/15/27	74,000	66,690
4.625%, 1/15/29	25,000	21,332
4.875%, 5/1/29	19,000	16,147
Triumph Group, Inc. 144A, 8.875%, 6/1/24	15,000	15,210
144A, 6.25%, 9/15/24	13,000	11,928
7.75%, 8/15/25	11,000	9,279

(Cost $420,855)		389,987

Building Materials — 1.6%
Builders FirstSource, Inc., 144A, 6.375%, 6/15/32	18,000	16,717
Cornerstone Building Brands, Inc., 144A, 6.125%, 1/15/29	14,000	9,563
Griffon Corp., 5.75%, 3/1/28	26,000	24,094
JELD-WEN, Inc. 144A, 4.625%, 12/15/25	10,000	8,614
144A, 4.875%, 12/15/27	10,000	7,759
SRM Escrow Issuer LLC, 144A, 6.00%, 11/1/28	28,000	25,441
Standard Industries, Inc. 144A, 4.75%, 1/15/28	26,000	22,775
144A, 4.375%, 7/15/30	41,000	32,877
144A, 3.375%, 1/15/31	29,000	21,592
Summit Materials LLC / Summit Materials Finance Corp., 144A, 5.25%, 1/15/29	19,000	17,124

(Cost $216,930)		186,556

Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc. 144A, 4.75%, 6/15/28	15,000	12,499
144A, 4.375%, 3/31/29	21,000	17,082

(Cost $36,437)		29,581

	Principal Amount	Value
Electronics — 0.6%
II-VI, Inc., 144A, 5.00%, 12/15/29	$26,000	$23,181
Imola Merger Corp., 144A, 4.75%, 5/15/29	51,000	43,362

(Cost $78,874)		66,543

Engineering & Construction — 0.2%
Brand Industrial Services, Inc., 144A, 8.50%, 7/15/25
(Cost $25,464)	25,000	20,281

Environmental Control — 0.9%
Covanta Holding Corp. 144A, 4.875%, 12/1/29	20,000	16,910
5.00%, 9/1/30	10,000	8,450
GFL Environmental, Inc. 144A, 4.00%, 8/1/28	19,000	16,089
144A, 4.75%, 6/15/29	19,000	16,515
144A, 4.375%, 8/15/29	15,000	12,735
Madison IAQ LLC 144A, 4.125%, 6/30/28	18,000	15,461
144A, 5.875%, 6/30/29	26,000	21,434

(Cost $128,331)		107,594

Machinery-Diversified — 0.4%
TK Elevator Holdco GmbH, 144A, 7.625%, 7/15/28	10,000	8,966
TK Elevator US Newco, Inc., 144A, 5.25%, 7/15/27	41,000	37,462

(Cost $53,086)		46,428

Miscellaneous Manufacturing — 0.2%
FXI Holdings, Inc. 144A, 7.875%, 11/1/24	13,000	10,799
144A, 12.25%, 11/15/26	19,000	15,884

(Cost $33,322)		26,683

Packaging & Containers — 2.5%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 144A, 4.00%, 9/1/29	28,000	22,731
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 144A, 5.25%, 4/30/25	18,000	17,064
144A, 4.125%, 8/15/26	31,000	26,781
144A, 5.25%, 8/15/27 (a)	25,000	18,118
144A, 5.25%, 8/15/27	21,000	15,220
Clydesdale Acquisition Holdings, Inc. 144A, 6.625%, 4/15/29	13,000	12,492
144A, 8.75%, 4/15/30	28,000	24,378
LABL, Inc. 144A, 6.75%, 7/15/26	18,000	17,127
144A, 10.50%, 7/15/27	18,000	17,037
144A, 5.875%, 11/1/28	13,000	11,334
144A, 8.25%, 11/1/29	11,000	8,917
Mauser Packaging Solutions Holding Co. 144A, 5.50%, 4/15/24	30,000	29,080
144A, 7.25%, 4/15/25	39,000	35,558

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Packaging & Containers (Continued)
OI European Group BV, 144A, 4.75%, 2/15/30	$12,000	$9,732
Owens-Brockway Glass Container, Inc., 144A, 6.625%, 5/13/27 (a)	16,000	14,884
Trivium Packaging Finance BV, 144A, 8.50%, 8/15/27	19,000	18,074

(Cost $334,527)		298,527

Transportation — 0.1%
Seaspan Corp., 144A, 5.50%, 8/1/29
(Cost $19,098)	19,000	15,675

Trucking & Leasing — 0.4%
Fortress Transportation and Infrastructure Investors LLC 144A, 6.50%, 10/1/25	17,000	15,867
144A, 9.75%, 8/1/27	12,000	12,060
144A, 5.50%, 5/1/28	25,000	21,422

(Cost $54,966)		49,349

Technology — 4.5%
Computers — 1.8%
Condor Merger Sub, Inc., 144A, 7.375%, 2/15/30	52,000	43,480
Diebold Nixdorf, Inc. 8.50%, 4/15/24	8,000	4,876
144A, 9.375%, 7/15/25	19,000	15,623
Exela Intermediate LLC / Exela Finance, Inc., 144A, 11.50%, 7/15/26	30,000	9,775
NCR Corp. 144A, 5.75%, 9/1/27	13,000	12,565
144A, 5.00%, 10/1/28	17,000	16,028
144A, 5.125%, 4/15/29	32,000	29,926
144A, 6.125%, 9/1/29	13,000	12,432
144A, 5.25%, 10/1/30	11,000	10,175
Presidio Holdings, Inc. 144A, 4.875%, 2/1/27	11,000	10,308
144A, 8.25%, 2/1/28	15,000	13,564
Seagate HDD Cayman, 4.125%, 1/15/31	12,000	9,944
Vericast Corp., 144A, 11.00%, 9/15/26	31,894	31,979

(Cost $261,507)		220,675

Office/Business Equipment — 0.4%
Pitney Bowes, Inc., 144A, 6.875%, 3/15/27	10,000	7,580
Xerox Holdings Corp. 144A, 5.00%, 8/15/25	19,000	17,641
144A, 5.50%, 8/15/28	19,000	16,647

(Cost $48,322)		41,868

Semiconductors — 0.3%
ams-OSRAM AG, 144A, 7.00%, 7/31/25	11,000	10,511

	Principal Amount	Value
Semiconductors (Continued)
Entegris Escrow Corp., 144A, 5.95%, 6/15/30	$22,000	$20,904

(Cost $32,430)		31,415

Software — 2.0%
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/25	16,000	15,842
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A, 5.75%, 3/1/25	32,000	31,620
Clarivate Science Holdings Corp. 144A, 3.875%, 7/1/28	23,000	19,717
144A, 4.875%, 7/1/29	23,000	19,052
MicroStrategy, Inc., 144A, 6.125%, 6/15/28 (a)	16,000	13,381
Minerva Merger Sub, Inc., 144A, 6.50%, 2/15/30	60,000	51,016
Rackspace Technology Global, Inc. 144A, 3.50%, 2/15/28	14,000	10,000
144A, 5.375%, 12/1/28	15,000	8,331
ROBLOX Corp., 144A, 3.875%, 5/1/30	26,000	21,734
Veritas US, Inc. / Veritas Bermuda Ltd., 144A, 7.50%, 9/1/25	46,000	35,454
Ziff Davis, Inc., 144A, 4.625%, 10/15/30	15,000	12,821

(Cost $284,640)		238,968

Utilities — 2.2%
Electric — 1.8%
Calpine Corp. 144A, 5.125%, 3/15/28	37,000	32,973
144A, 4.625%, 2/1/29	13,000	11,081
144A, 5.00%, 2/1/31	23,000	19,285
NRG Energy, Inc. 5.75%, 1/15/28	21,000	19,819
144A, 5.25%, 6/15/29	20,000	18,057
144A, 3.625%, 2/15/31	26,000	20,684
144A, 3.875%, 2/15/32	28,000	22,239
PG&E Corp. 5.00%, 7/1/28	25,000	22,220
5.25%, 7/1/30	25,000	21,655
Vistra Operations Co. LLC, 144A, 4.375%, 5/1/29	33,000	28,828

(Cost $252,522)		216,841

Gas — 0.4%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.50%, 5/20/25	18,000	17,106
5.875%, 8/20/26	18,000	17,160
5.75%, 5/20/27	13,000	12,270

(Cost $49,096)		46,536

TOTAL CORPORATE BONDS (Cost $13,911,266)		11,721,392

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2022

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 2.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00% (b)(c) (Cost $263,774)	263,774	$263,774

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 2.24% (b) (Cost $35,828)	35,828	35,828

TOTAL INVESTMENTS — 100.6% (Cost $14,210,868)		$12,020,994
Other assets and liabilities, net — (0.6%)		(68,538)

NET ASSETS — 100.0%		$11,952,456

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2022	Value ($) at 8/31/2022
SECURITIES LENDING COLLATERAL — 2.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00% (b)(c)
1,444,823	—	(1,181,049	)(d)	—	—	2,166	—	263,774	263,774

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 2.24% (b)
171,850	1,764,389	(1,900,411)		—	—	375	—	35,828	35,828

1,616,673	1,764,389	(3,081,460)		—	—	2,541	—	299,602	299,602

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2022 amounted to $395,224, which is 3.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $151,718.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2022.

REIT:	Real Estate Investment Trust
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2022

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$11,721,392	$—	$11,721,392
Short-Term Investments (a)	299,602	—	—	299,602

TOTAL	$299,602	$11,721,392	$—	$12,020,994

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF

August 31, 2022

	Principal Amount	Value
CORPORATE BONDS — 98.2%
Basic Materials — 3.4%
Chemicals — 1.8%
Ashland LLC, 144A, 3.375%, 9/1/31	$1,521,000	$1,247,581
Avient Corp. 144A, 5.75%, 5/15/25	1,922,000	1,897,946
144A, 7.125%, 8/1/30	2,500,000	2,473,369
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/29	2,192,000	1,821,142
Methanex Corp., 5.125%, 10/15/27	2,211,000	2,016,565
NOVA Chemicals Corp. 144A, 4.875%, 6/1/24	3,566,000	3,418,820
144A, 5.00%, 5/1/25	1,628,000	1,533,422
Olin Corp. 5.125%, 9/15/27	1,603,000	1,523,459
5.625%, 8/1/29	2,520,000	2,403,790
5.00%, 2/1/30 (a)	1,395,000	1,267,696
Valvoline, Inc. 144A, 4.25%, 2/15/30	1,977,000	1,929,947
144A, 3.625%, 6/15/31	1,747,000	1,409,646
WR Grace Holdings LLC, 144A, 4.875%, 6/15/27	2,419,000	2,240,308

(Cost $26,283,995)		25,183,691

Iron/Steel — 0.3%
Cleveland-Cliffs, Inc. 144A, 6.75%, 3/15/26	2,728,000	2,762,346
5.875%, 6/1/27	1,785,000	1,710,565

(Cost $4,641,755)		4,472,911

Mining — 1.3%
Arconic Corp., 144A, 6.00%, 5/15/25	2,284,000	2,247,175
FMG Resources August 2006 Pty Ltd. 144A, 5.125%, 5/15/24	2,185,000	2,165,859
144A, 4.50%, 9/15/27	2,019,000	1,847,385
144A, 4.375%, 4/1/31	4,900,000	4,003,055
Novelis Corp. 144A, 3.25%, 11/15/26	2,291,000	2,043,332
144A, 4.75%, 1/30/30	5,311,000	4,626,943
144A, 3.875%, 8/15/31	2,427,000	1,963,176

(Cost $20,224,523)		18,896,925

Communications — 17.1%
Advertising — 0.4%
Lamar Media Corp. 3.75%, 2/15/28	1,917,000	1,722,300
4.00%, 2/15/30	1,739,000	1,530,311
3.625%, 1/15/31	1,868,000	1,567,962
Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 6.25%, 6/15/25	1,325,000	1,314,894

(Cost $6,678,580)		6,135,467

	Principal Amount	Value
Internet — 2.2%
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 144A, 5.25%, 12/1/27	$1,965,000	$1,849,733
144A, 3.50%, 3/1/29	2,519,000	2,136,163
Match Group Holdings II LLC 144A, 5.00%, 12/15/27	1,360,000	1,249,738
144A, 4.625%, 6/1/28	1,760,000	1,569,251
144A, 4.125%, 8/1/30	1,518,000	1,258,189
144A, 3.625%, 10/1/31	1,721,000	1,353,206
NortonLifeLock, Inc., 144A, 5.00%, 4/15/25	3,581,000	3,534,447
Twitter, Inc. 144A, 3.875%, 12/15/27 (a)	2,703,000	2,518,350
144A, 5.00%, 3/1/30	2,934,000	2,758,403
Uber Technologies, Inc. 144A, 7.50%, 5/15/25	3,254,000	3,281,340
144A, 8.00%, 11/1/26	4,826,000	4,881,314
144A, 7.50%, 9/15/27	3,981,000	3,990,913
144A, 6.25%, 1/15/28 (a)	1,609,000	1,538,791

(Cost $33,957,532)		31,919,838

Media — 10.1%
AMC Networks, Inc. 5.00%, 4/1/24	1,876,000	1,831,745
4.75%, 8/1/25 (a)	2,397,000	2,223,316
Cable One, Inc., 144A, 4.00%, 11/15/30	2,102,000	1,753,730
CCO Holdings LLC / CCO Holdings Capital Corp. 144A, 5.50%, 5/1/26	1,226,000	1,215,297
144A, 5.125%, 5/1/27	6,063,000	5,762,881
144A, 5.00%, 2/1/28	4,884,000	4,481,497
144A, 5.375%, 6/1/29	2,652,000	2,425,784
144A, 6.375%, 9/1/29	1,300,000	1,260,025
144A, 4.75%, 3/1/30	5,959,000	5,128,852
144A, 4.50%, 8/15/30	5,373,000	4,525,141
144A, 4.25%, 2/1/31	5,861,000	4,789,609
144A, 4.75%, 2/1/32	2,312,000	1,916,579
4.50%, 5/1/32	5,653,000	4,587,268
144A, 4.50%, 6/1/33	3,419,000	2,688,343
144A, 4.25%, 1/15/34	3,769,000	2,874,277
CSC Holdings LLC 5.25%, 6/1/24	2,655,000	2,591,758
144A, 5.50%, 4/15/27	4,190,000	3,978,468
144A, 3.375%, 2/15/31	3,225,000	2,421,104
Gray Television, Inc. 144A, 5.875%, 7/15/26	2,405,000	2,324,649
144A, 7.00%, 5/15/27 (a)	2,240,000	2,212,246
News Corp. 144A, 3.875%, 5/15/29	3,284,000	2,863,467
144A, 5.125%, 2/15/32	1,617,000	1,490,090
Nexstar Media, Inc. 144A, 5.625%, 7/15/27	5,428,000	5,174,947
144A, 4.75%, 11/1/28	3,420,000	3,099,324
Scripps Escrow II, Inc., 144A, 3.875%, 1/15/29	1,836,000	1,559,168
Sinclair Television Group, Inc., 144A, 4.125%, 12/1/30	2,440,000	1,995,334

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Media (Continued)
Sirius XM Radio, Inc. 144A, 3.125%, 9/1/26	$3,234,000	$2,884,340
144A, 5.00%, 8/1/27	5,251,000	4,949,960
144A, 4.00%, 7/15/28	6,241,000	5,445,272
144A, 5.50%, 7/1/29	4,022,000	3,765,296
144A, 4.125%, 7/1/30	4,699,000	3,987,008
144A, 3.875%, 9/1/31	5,108,000	4,130,942
TEGNA, Inc. 144A, 4.75%, 3/15/26	2,231,000	2,189,519
4.625%, 3/15/28	3,040,000	2,918,628
5.00%, 9/15/29	3,429,000	3,288,051
Univision Communications, Inc. 144A, 5.125%, 2/15/25	4,560,000	4,410,432
144A, 6.625%, 6/1/27	5,130,000	4,957,043
144A, 4.50%, 5/1/29	3,401,000	2,980,977
UPC Broadband Finco BV, 144A, 4.875%, 7/15/31	4,053,000	3,510,850
Videotron Ltd. 144A, 5.375%, 6/15/24	2,230,000	2,217,824
144A, 5.125%, 4/15/27	1,820,000	1,709,353
144A, 3.625%, 6/15/29	1,646,000	1,368,416
Virgin Media Secured Finance PLC 144A, 5.50%, 5/15/29	4,544,000	4,083,329
144A, 4.50%, 8/15/30	3,009,000	2,510,860
VZ Secured Financing BV, 144A, 5.00%, 1/15/32	5,006,000	4,087,825
Ziggo BV, 144A, 4.875%, 1/15/30	3,208,000	2,712,824

(Cost $155,043,859)		145,283,648

Telecommunications — 4.4%
Hughes Satellite Systems Corp., 5.25%, 8/1/26	2,493,000	2,378,297
Lumen Technologies, Inc. Series W, 6.75%, 12/1/23	2,463,000	2,494,255
Series Y, 7.50%, 4/1/24	3,245,000	3,275,178
5.625%, 4/1/25	1,388,000	1,348,327
144A, 4.00%, 2/15/27	4,153,000	3,617,637
Nokia OYJ, 4.375%, 6/12/27	1,610,000	1,537,172
Sprint Corp. 7.875%, 9/15/23	13,134,000	13,561,446
7.125%, 6/15/24	8,375,000	8,657,489
7.625%, 2/15/25	4,922,000	5,155,844
7.625%, 3/1/26	4,989,000	5,283,850
Switch Ltd. 144A, 3.75%, 9/15/28	1,690,000	1,677,796
144A, 4.125%, 6/15/29	1,753,000	1,751,245
Telecom Italia SpA, 144A, 5.303%, 5/30/24	4,897,000	4,719,778
Vmed O2 UK Financing I PLC 144A, 4.25%, 1/31/31	4,393,000	3,550,510
144A, 4.75%, 7/15/31	4,559,000	3,766,874

(Cost $65,764,800)		62,775,698

	Principal Amount	Value
Consumer, Cyclical — 22.8%
Airlines — 1.6%
Air Canada, 144A, 3.875%, 8/15/26	$3,864,000	$3,453,180
Delta Air Lines, Inc. 2.90%, 10/28/24	2,596,000	2,437,644
7.375%, 1/15/26 (a)	2,876,000	2,933,261
4.375%, 4/19/28	1,337,000	1,177,095
3.75%, 10/28/29	1,589,000	1,292,890
United Airlines, Inc. 144A, 4.375%, 4/15/26	6,505,000	5,939,650
144A, 4.625%, 4/15/29	6,545,000	5,751,419

(Cost $24,477,580)		22,985,139

Apparel — 0.4%
Hanesbrands, Inc. 144A, 4.625%, 5/15/24	2,770,000	2,671,665
144A, 4.875%, 5/15/26	3,042,000	2,802,564

(Cost $5,929,349)		5,474,229

Auto Manufacturers — 4.8%
Allison Transmission, Inc. 144A, 4.75%, 10/1/27	1,454,000	1,354,663
144A, 5.875%, 6/1/29	1,617,000	1,522,595
144A, 3.75%, 1/30/31	3,201,000	2,593,850
Ford Motor Co. 9.00%, 4/22/25	3,331,000	3,729,781
4.346%, 12/8/26	4,759,000	4,570,491
9.625%, 4/22/30	1,488,000	1,742,555
3.25%, 2/12/32	8,031,000	6,298,954
6.10%, 8/19/32	5,900,000	5,753,503
Ford Motor Credit Co. LLC 3.37%, 11/17/23	1,787,000	1,743,772
3.81%, 1/9/24	1,341,000	1,312,430
5.584%, 3/18/24	2,836,000	2,824,434
3.664%, 9/8/24	1,313,000	1,260,086
4.063%, 11/1/24	2,625,000	2,551,539
2.30%, 2/10/25	2,069,000	1,888,997
4.687%, 6/9/25	828,000	796,126
5.125%, 6/16/25	2,863,000	2,796,679
4.134%, 8/4/25	2,716,000	2,569,309
3.375%, 11/13/25	3,677,000	3,362,028
GMTN, 4.389%, 1/8/26	2,128,000	1,998,958
4.542%, 8/1/26	1,051,000	981,829
2.70%, 8/10/26	2,502,000	2,180,117
4.271%, 1/9/27	1,576,000	1,446,174
4.95%, 5/28/27	2,902,000	2,728,518
4.125%, 8/17/27	2,299,000	2,074,848
3.815%, 11/2/27	1,566,000	1,380,586
2.90%, 2/16/28	1,313,000	1,100,557
2.90%, 2/10/29	1,429,000	1,159,112
5.113%, 5/3/29	2,627,000	2,447,037
4.00%, 11/13/30	2,889,000	2,417,024
3.625%, 6/17/31	1,677,000	1,360,005

(Cost $76,081,955)		69,946,557

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Auto Parts & Equipment — 1.4%
Clarios Global LP, 144A, 6.75%, 5/15/25	$1,635,000	$1,628,661
Clarios Global LP / Clarios US Finance Co., 144A, 6.25%, 5/15/26	2,748,000	2,720,712
Dana Financing Luxembourg SARL, 144A, 5.75%, 4/15/25	1,465,000	1,444,183
Goodyear Tire & Rubber Co. 9.50%, 5/31/25	2,198,000	2,299,636
5.00%, 5/31/26 (a)	3,068,000	2,964,348
4.875%, 3/15/27	2,295,000	2,158,046
Tenneco, Inc. 5.00%, 7/15/26	1,610,000	1,539,854
144A, 5.125%, 4/15/29	2,107,000	2,056,215
ZF North America Capital, Inc., 144A, 4.75%, 4/29/25	3,462,000	3,211,002

(Cost $20,684,465)		20,022,657

Distribution/Wholesale — 0.5%
American Builders & Contractors Supply Co., Inc. 144A, 4.00%, 1/15/28	2,512,000	2,276,199
144A, 3.875%, 11/15/29	1,166,000	956,948
H&E Equipment Services, Inc., 144A, 3.875%, 12/15/28	4,058,000	3,433,636

(Cost $7,103,406)		6,666,783

Entertainment — 4.3%
Caesars Entertainment, Inc., 144A, 6.25%, 7/1/25	10,973,000	10,728,302
Caesars Resort Collection LLC / CRC Finco, Inc., 144A, 5.75%, 7/1/25	3,384,000	3,320,584
CDI Escrow Issuer, Inc., 144A, 5.75%, 4/1/30	3,909,000	3,626,340
Cedar Fair LP, 5.25%, 7/15/29	1,765,000	1,616,630
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op 144A, 5.50%, 5/1/25	2,658,000	2,610,714
5.375%, 4/15/27	1,673,000	1,580,801
Churchill Downs, Inc. 144A, 5.50%, 4/1/27	1,993,000	1,913,356
144A, 4.75%, 1/15/28	2,274,000	2,072,126
International Game Technology PLC 144A, 6.50%, 2/15/25	3,397,000	3,375,786
144A, 4.125%, 4/15/26	2,485,000	2,281,230
144A, 6.25%, 1/15/27	2,465,000	2,416,982
144A, 5.25%, 1/15/29	2,495,000	2,333,087
Live Nation Entertainment, Inc. 144A, 4.875%, 11/1/24	2,207,000	2,139,157
144A, 6.50%, 5/15/27	3,911,000	3,909,787
144A, 4.75%, 10/15/27	2,946,000	2,685,765
144A, 3.75%, 1/15/28	1,667,000	1,463,159

	Principal Amount	Value
Entertainment (Continued)
Mohegan Gaming & Entertainment, 144A, 7.875%, 10/15/24	$1,110,000	$1,134,492
Scientific Games International, Inc., 144A, 8.625%, 7/1/25	1,948,000	2,005,164
Six Flags Entertainment Corp., 144A, 4.875%, 7/31/24	3,172,000	3,048,094
Vail Resorts, Inc., 144A, 6.25%, 5/15/25	2,073,000	2,078,638
WMG Acquisition Corp. 144A, 3.75%, 12/1/29	1,741,000	1,490,731
144A,3.875%, 7/15/30	1,493,000	1,276,049
144A,3.00%, 2/15/31	2,877,000	2,288,812

(Cost $64,983,176)		61,395,786

Food Service — 0.7%
Aramark Services, Inc. 144A, 5.00%, 4/1/25	1,980,000	1,936,242
144A, 6.375%, 5/1/25	4,630,000	4,595,321
144A, 5.00%, 2/1/28	3,959,000	3,648,041

(Cost $10,363,785)		10,179,604

Home Builders — 0.5%
Century Communities, Inc., 6.75%, 6/1/27	1,637,000	1,607,993
Meritage Homes Corp. 6.00%, 6/1/25	1,254,000	1,254,859
144A, 3.875%, 4/15/29	1,487,000	1,265,578
Taylor Morrison Communities, Inc. 144A, 5.875%, 6/15/27	1,737,000	1,680,599
144A, 5.75%, 1/15/28	1,401,000	1,285,058

(Cost $7,781,298)		7,094,087

Home Furnishings — 0.1%
Tempur Sealy International, Inc., 144A, 4.00%, 4/15/29
(Cost $2,479,664)	2,551,000	2,099,743

Housewares — 0.5%
Newell Brands, Inc. 4.875%, 6/1/25	2,452,000	2,407,386
4.45%, 4/1/26	5,870,000	5,528,190

(Cost $8,660,479)		7,935,576

Leisure Time — 0.4%
Carnival Corp., 144A, 4.00%, 8/1/28
(Cost $7,013,931)	7,797,000	6,500,671

Lodging — 3.1%
Boyd Gaming Corp. 4.75%, 12/1/27	3,620,000	3,384,266
144A, 4.75%, 6/15/31	2,728,000	2,378,134
Hilton Domestic Operating Co., Inc. 144A, 5.375%, 5/1/25	2,017,000	2,004,353
144A, 5.75%, 5/1/28	1,397,000	1,367,572
144A, 3.75%, 5/1/29	2,627,000	2,271,541
4.875%, 1/15/30	3,194,000	2,922,861

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Lodging (Continued)
144A, 4.00%, 5/1/31	$3,697,000	$3,129,834
144A, 3.625%, 2/15/32	4,813,000	3,892,514
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.875%, 4/1/27	1,930,000	1,845,572
Las Vegas Sands Corp. 3.20%, 8/8/24	5,730,000	5,427,111
2.90%, 6/25/25	1,500,000	1,384,356
3.50%, 8/18/26	3,394,000	3,052,612
3.90%, 8/8/29	2,407,000	2,055,651
MGM Resorts International 6.75%, 5/1/25	2,375,000	2,376,627
5.75%, 6/15/25	2,156,000	2,094,877
4.625%, 9/1/26	1,254,000	1,142,613
Travel + Leisure Co. 144A, 6.625%, 7/31/26	2,090,000	2,029,077
6.00%, 4/1/27	1,334,000	1,268,554

(Cost $46,369,586)		44,028,125

Retail — 4.1%
1011778 BC ULC / New Red Finance, Inc. 144A, 5.75%, 4/15/25	1,733,000	1,744,715
144A, 3.875%, 1/15/28	5,234,000	4,660,040
144A, 4.375%, 1/15/28	2,335,000	2,091,257
144A, 3.50%, 2/15/29	2,375,000	2,046,336
144A, 4.00%, 10/15/30	9,450,000	7,739,597
Asbury Automotive Group, Inc., 4.50%, 3/1/28	1,317,000	1,177,971
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 144A, 4.625%, 1/15/29	3,264,000	2,876,914
FirstCash, Inc. 144A, 4.625%, 9/1/28	1,573,000	1,364,127
144A, 5.625%, 1/1/30	1,780,000	1,595,467
IRB Holding Corp., 144A, 7.00%, 6/15/25	2,335,000	2,348,531
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A, 4.75%, 6/1/27	2,175,000	2,091,241
Lithia Motors, Inc. 144A, 4.625%, 12/15/27	1,118,000	1,036,923
144A, 3.875%, 6/1/29	2,770,000	2,360,317
144A, 4.375%, 1/15/31	1,770,000	1,560,051
Murphy Oil USA, Inc. 4.75%, 9/15/29	1,529,000	1,404,106
144A, 3.75%, 2/15/31	1,694,000	1,426,670
Penske Automotive Group, Inc. 3.50%, 9/1/25	1,449,000	1,362,607
3.75%, 6/15/29	1,728,000	1,463,962
PetSmart, Inc. / PetSmart Finance Corp., 144A, 4.75%, 2/15/28	3,898,000	3,480,672
QVC, Inc., 4.85%, 4/1/24	2,068,000	1,992,601
SRS Distribution, Inc., 144A, 4.625%, 7/1/28	2,157,000	1,912,820
Yum! Brands, Inc. 144A, 4.75%, 1/15/30	2,757,000	2,515,997

	Principal Amount	Value
Retail (Continued)
3.625%, 3/15/31	$3,557,000	$3,000,721
4.625%, 1/31/32	3,617,000	3,200,683
5.375%, 4/1/32	3,064,000	2,834,522

(Cost $63,915,434)		59,288,848

Toys/Games/Hobbies — 0.4%
Mattel, Inc. 144A, 3.375%, 4/1/26	1,930,000	1,756,918
144A, 5.875%, 12/15/27	1,880,000	1,875,300
144A, 3.75%, 4/1/29 (a)	1,915,000	1,709,865

(Cost $5,801,884)		5,342,083

Consumer, Non-cyclical — 18.5%
Agriculture — 0.3%
Darling Ingredients, Inc. 144A, 5.25%, 4/15/27	1,473,000	1,447,237
144A, 6.00%, 6/15/30	3,413,000	3,422,079

(Cost $4,927,191)		4,869,316

Commercial Services — 4.1%
ADT Security Corp., 144A, 4.125%, 8/1/29	3,226,000	2,774,296
Block, Inc. 2.75%, 6/1/26	3,236,000	2,878,147
3.50%, 6/1/31	3,314,000	2,731,183
Brink’s Co. 144A, 5.50%, 7/15/25	1,404,000	1,375,204
144A, 4.625%, 10/15/27	1,940,000	1,748,629
Gartner, Inc. 144A, 4.50%, 7/1/28	2,596,000	2,400,846
144A, 3.625%, 6/15/29	1,995,000	1,718,363
144A, 3.75%, 10/1/30	2,608,000	2,239,985
Grand Canyon University, 4.125%, 10/1/24	1,582,000	1,504,102
Herc Holdings, Inc., 144A, 5.50%, 7/15/27	3,902,000	3,693,574
Prime Security Services Borrower LLC / Prime Finance, Inc. 144A, 5.25%, 4/15/24	2,405,000	2,386,211
144A, 5.75%, 4/15/26	4,535,000	4,370,332
144A, 3.375%, 8/31/27	3,262,000	2,811,387
Service Corp. International 4.625%, 12/15/27	1,549,000	1,456,370
5.125%, 6/1/29	2,205,000	2,091,895
3.375%, 8/15/30	2,889,000	2,385,808
4.00%, 5/15/31	2,758,000	2,362,422
United Rentals North America, Inc. 5.50%, 5/15/27	1,617,000	1,607,694
4.875%, 1/15/28	5,437,000	5,090,269
5.25%, 1/15/30	2,668,000	2,528,730
4.00%, 7/15/30	2,275,000	1,982,519
3.875%, 2/15/31	3,600,000	3,117,870
3.75%, 1/15/32	2,413,000	2,010,150
Williams Scotsman International, Inc., 144A, 4.625%, 8/15/28	1,627,000	1,464,837

(Cost $63,497,310)		58,730,823

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co., 144A, 5.50%, 6/1/28
(Cost $2,555,379)	$2,515,000	$2,325,583

Food — 2.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 144A, 3.25%, 3/15/26	2,425,000	2,189,654
144A, 7.50%, 3/15/26	1,588,000	1,620,419
144A, 4.625%, 1/15/27	4,986,000	4,556,104
144A, 3.50%, 3/15/29	4,576,000	3,766,277
144A, 4.875%, 2/15/30	2,864,000	2,513,160
Lamb Weston Holdings, Inc. 144A, 4.875%, 5/15/28	1,667,000	1,591,452
144A, 4.125%, 1/31/30	3,396,000	3,067,199
144A, 4.375%, 1/31/32	2,079,000	1,843,561
Performance Food Group, Inc., 144A, 5.50%, 10/15/27	3,317,000	3,121,401
Pilgrim’s Pride Corp. 144A, 5.875%, 9/30/27	2,891,000	2,851,639
144A, 4.25%, 4/15/31	3,222,000	2,779,716
144A, 3.50%, 3/1/32	2,893,000	2,352,125
Post Holdings, Inc., 144A, 5.75%, 3/1/27	1,258,000	1,231,028
US Foods, Inc., 144A, 6.25%, 4/15/25	3,474,000	3,495,487

(Cost $40,208,650)		36,979,222

Healthcare-Products — 1.8%
Avantor Funding, Inc. 144A, 4.625%, 7/15/28	5,022,000	4,576,549
144A, 3.875%, 11/1/29	2,636,000	2,285,390
Hologic, Inc. 144A, 4.625%, 2/1/28	1,287,000	1,201,788
144A, 3.25%, 2/15/29	2,976,000	2,542,635
Medline Borrower LP, 144A, 3.875%, 4/1/29	14,623,000	12,411,271
Teleflex, Inc. 4.625%, 11/15/27	1,741,000	1,632,274
144A, 4.25%, 6/1/28	1,623,000	1,477,046

(Cost $28,473,967)		26,126,953

Healthcare-Services — 7.2%
Catalent Pharma Solutions, Inc. 144A, 5.00%, 7/15/27	1,741,000	1,645,349
144A, 3.125%, 2/15/29	1,783,000	1,481,870
144A, 3.50%, 4/1/30	2,091,000	1,725,075
Centene Corp. 4.25%, 12/15/27	7,856,000	7,471,685
2.45%, 7/15/28	6,628,000	5,599,467
4.625%, 12/15/29	10,343,000	9,758,103
3.375%, 2/15/30	6,224,000	5,350,711
3.00%, 10/15/30	6,863,000	5,736,095
2.50%, 3/1/31	6,779,000	5,418,997
2.625%, 8/1/31	3,996,000	3,202,754
Charles River Laboratories International, Inc. 144A, 4.25%, 5/1/28	1,587,000	1,457,239

	Principal Amount	Value
Healthcare-Services (Continued)
144A, 3.75%, 3/15/29	$1,696,000	$1,464,386
144A, 4.00%, 3/15/31	1,626,000	1,382,696
Encompass Health Corp., 4.50%, 2/1/28	2,662,000	2,332,721
IQVIA, Inc. 144A, 5.00%, 10/15/26	3,440,000	3,336,972
144A, 5.00%, 5/15/27	3,617,000	3,501,961
Molina Healthcare, Inc. 144A, 4.375%, 6/15/28	2,687,000	2,483,151
144A, 3.875%, 11/15/30	2,102,000	1,822,739
144A, 3.875%, 5/15/32	2,416,000	2,083,039
Tenet Healthcare Corp. 4.625%, 7/15/24	2,672,000	2,619,896
144A, 4.625%, 9/1/24	1,751,000	1,704,762
144A, 4.875%, 1/1/26	6,895,000	6,580,071
144A, 6.25%, 2/1/27	4,885,000	4,716,468
144A, 5.125%, 11/1/27	4,830,000	4,480,429
144A, 4.625%, 6/15/28	1,930,000	1,757,033
144A, 4.25%, 6/1/29	4,518,000	3,921,127
144A, 4.375%, 1/15/30	4,794,000	4,194,750
144A, 6.125%, 6/15/30	6,435,000	6,210,097

(Cost $112,847,625)		103,439,643

Household Products/Wares — 0.2%
Central Garden & Pet Co., 4.125%, 10/15/30	1,669,000	1,392,021
Spectrum Brands, Inc., 5.75%, 7/15/25	1,337,000	1,306,050

(Cost $2,842,341)		2,698,071

Pharmaceuticals — 2.2%
Elanco Animal Health, Inc., 6.40%, 8/28/28	2,417,000	2,262,771
Jazz Securities DAC, 144A, 4.375%, 1/15/29	4,878,000	4,405,761
Organon & Co. / Organon Foreign Debt Co.-Issuer BV 144A, 4.125%, 4/30/28	6,729,000	6,046,646
144A, 5.125%, 4/30/31	6,591,000	5,775,430
Perrigo Finance Unlimited Co. 3.90%, 12/15/24	2,166,000	2,067,981
4.375%, 3/15/26	2,535,000	2,414,575
4.40%, 6/15/30	2,283,000	1,981,142
Prestige Brands, Inc. 144A, 5.125%, 1/15/28	1,348,000	1,245,235
144A, 3.75%, 4/1/31	1,960,000	1,571,263
Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24	4,188,000	4,074,296

(Cost $34,059,239)		31,845,100

Energy — 11.1%
Oil & Gas — 5.7%
Antero Resources Corp. 144A, 7.625%, 2/1/29	917,000	933,873
144A, 5.375%, 3/1/30	2,292,000	2,160,325
Apache Corp., 4.25%, 1/15/30	1,940,000	1,753,159

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Oil & Gas (Continued)
Chesapeake Energy Corp. 144A, 5.50%, 2/1/26	$1,317,000	$1,270,958
144A, 5.875%, 2/1/29	1,704,000	1,628,981
144A, 6.75%, 4/15/29	3,013,000	2,947,005
CrownRock LP / CrownRock Finance, Inc. 144A, 5.625%, 10/15/25	3,851,000	3,798,819
144A, 5.00%, 5/1/29	1,324,000	1,217,802
Endeavor Energy Resources LP / EER Finance, Inc., 144A, 5.75%, 1/30/28	3,104,000	3,075,133
Matador Resources Co., 5.875%, 9/15/26	3,440,000	3,371,338
MEG Energy Corp., 144A, 7.125%, 2/1/27	4,050,000	4,097,587
Murphy Oil Corp., 5.75%, 8/15/25	1,521,000	1,509,136
Occidental Petroleum Corp. 6.95%, 7/1/24	1,834,000	1,916,530
2.90%, 8/15/24	2,130,000	2,077,911
8.00%, 7/15/25	1,643,000	1,786,795
5.875%, 9/1/25	2,739,000	2,811,255
5.50%, 12/1/25	2,157,000	2,217,892
5.55%, 3/15/26	3,677,000	3,770,763
8.50%, 7/15/27	1,567,000	1,756,960
6.375%, 9/1/28	1,880,000	1,966,082
8.875%, 7/15/30	3,342,000	3,913,031
6.625%, 9/1/30	4,887,000	5,227,624
6.125%, 1/1/31	4,182,000	4,351,378
7.50%, 5/1/31	2,840,000	3,202,640
7.875%, 9/15/31	1,457,000	1,681,480
Range Resources Corp. 4.875%, 5/15/25	2,055,000	1,997,080
144A, 4.75%, 2/15/30 (a)	1,813,000	1,682,065
Southwestern Energy Co. 7.75%, 10/1/27	2,205,000	2,288,636
5.375%, 2/1/29	2,764,000	2,617,549
5.375%, 3/15/30	3,619,000	3,397,010
4.75%, 2/1/32	3,415,000	3,048,782
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	1,816,000	1,759,993

(Cost $85,510,550)		81,235,572

Pipelines — 5.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 144A, 7.875%, 5/15/26	1,449,000	1,476,915
144A, 5.375%, 6/15/29	2,600,000	2,387,047
Buckeye Partners LP 144A, 4.125%, 3/1/25	1,202,000	1,125,642
3.95%, 12/1/26	2,210,000	1,965,569
4.125%, 12/1/27	1,252,000	1,109,175
Cheniere Energy Partners LP 4.50%, 10/1/29	4,687,000	4,306,767
4.00%, 3/1/31	5,127,000	4,499,276
3.25%, 1/31/32	3,845,000	3,082,767
Cheniere Energy, Inc., 4.625%, 10/15/28	6,266,000	6,037,667

	Principal Amount	Value
Pipelines (Continued)
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	$1,647,000	$1,589,668
DT Midstream, Inc. 144A, 4.125%, 6/15/29	3,719,000	3,272,348
144A, 4.375%, 6/15/31	3,146,000	2,695,351
EnLink Midstream LLC 144A, 5.625%, 1/15/28	1,600,000	1,540,480
144A, 6.50%, 9/1/30	2,280,000	2,271,062
EnLink Midstream Partners LP 4.15%, 6/1/25	1,170,000	1,142,038
4.85%, 7/15/26	1,542,000	1,519,109
EQM Midstream Partners LP 144A, 6.00%, 7/1/25	1,648,000	1,593,525
4.125%, 12/1/26	1,397,000	1,261,163
Hess Midstream Operations LP 144A, 5.625%, 2/15/26	2,174,000	2,123,791
144A, 5.125%, 6/15/28	2,089,000	1,943,344
144A, 4.25%, 2/15/30	2,672,000	2,296,612
144A, 5.50%, 10/15/30	1,054,000	961,728
Kinetik Holdings LP, 144A, 5.875%, 6/15/30	3,310,000	3,148,820
NuStar Logistics LP 5.75%, 10/1/25	2,006,000	1,917,445
6.00%, 6/1/26	1,554,000	1,468,981
Rockies Express Pipeline LLC, 144A, 3.60%, 5/15/25	1,193,000	1,097,894
Venture Global Calcasieu Pass LLC 144A, 3.875%, 8/15/29	4,022,000	3,514,826
144A, 4.125%, 8/15/31	4,172,000	3,628,443
144A, 3.875%, 11/1/33	4,022,000	3,361,728
Western Midstream Operating LP 3.35%, 2/1/25	2,125,000	2,008,890
4.65%, 7/1/26	1,799,000	1,715,068
4.50%, 3/1/28	1,289,000	1,198,461
4.75%, 8/15/28	1,301,000	1,226,687
4.30%, 2/1/30	3,907,000	3,517,042

(Cost $84,933,087)		78,005,329

Financial — 11.1%
Banks — 1.5%
Commerzbank AG, 144A, 8.125%, 9/19/23	3,034,000	3,100,828
Deutsche Bank AG 5.882%, 7/8/31 (b)	1,777,000	1,552,065
3.729%, 1/14/32 (b)	4,118,000	3,038,749
3.742%, 1/7/33 (b)	3,920,000	2,794,732
Intesa Sanpaolo SpA 144A, 5.017%, 6/26/24	6,498,000	6,220,602
144A, 5.71%, 1/15/26	4,852,000	4,559,811

(Cost $24,255,399)		21,266,787

Diversified Financial Services — 2.6%
Ally Financial, Inc., 5.75%, 11/20/25	3,446,000	3,487,258
LPL Holdings, Inc. 144A, 4.625%, 11/15/27	1,384,000	1,304,382

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Diversified Financial Services (Continued)
144A, 4.00%, 3/15/29	$3,052,000	$2,732,105
144A, 4.375%, 5/15/31	1,142,000	1,006,742
Navient Corp.
MTN, 6.125%, 3/25/24	2,639,000	2,577,986
5.875%, 10/25/24	1,737,000	1,670,373
NFP Corp., 144A, 4.875%, 8/15/28	1,751,000	1,556,087
OneMain Finance Corp. 6.125%, 3/15/24	4,203,000	4,108,811
6.875%, 3/15/25	4,031,000	3,924,014
3.50%, 1/15/27	2,506,000	2,073,065
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc. 144A, 2.875%, 10/15/26	3,678,000	3,096,361
144A, 3.625%, 3/1/29	2,427,000	1,957,315
144A, 3.875%, 3/1/31	4,182,000	3,281,072
144A, 4.00%, 10/15/33	2,744,000	2,048,691
SLM Corp. 4.20%, 10/29/25	1,597,000	1,464,349
3.125%, 11/2/26	1,637,000	1,376,951

(Cost $41,657,451)		37,665,562

Insurance — 0.3%
Acrisure LLC / Acrisure Finance, Inc., 144A, 4.25%, 2/15/29	2,250,000	1,911,937
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 4.25%, 10/15/27	2,535,000	2,287,583

(Cost $4,425,094)		4,199,520

Real Estate — 0.5%
Howard Hughes Corp. 144A, 5.375%, 8/1/28	2,145,000	1,912,182
144A, 4.125%, 2/1/29	2,316,000	1,914,710
144A, 4.375%, 2/1/31	2,172,000	1,739,989
Kennedy-Wilson, Inc., 4.75%, 3/1/29	1,990,000	1,663,212

(Cost $8,160,161)		7,230,093

Real Estate Investment Trusts — 5.1%
Blackstone Mortgage Trust, Inc., 144A, 3.75%, 1/15/27	1,225,000	1,067,685
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A, 5.75%, 5/15/26	3,074,000	2,871,520
HAT Holdings I LLC / HAT Holdings II LLC 144A, 6.00%, 4/15/25	1,304,000	1,265,725
144A, 3.375%, 6/15/26	3,267,000	2,840,264
Iron Mountain, Inc. 144A, 4.875%, 9/15/27	3,084,000	2,836,077
144A, 5.25%, 3/15/28	2,613,000	2,401,465
144A, 5.00%, 7/15/28	2,107,000	1,925,577
144A, 4.875%, 9/15/29	3,180,000	2,763,102
144A, 5.25%, 7/15/30	3,883,000	3,441,018

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
144A, 4.50%, 2/15/31	$3,753,000	$3,122,440
144A, 5.625%, 7/15/32	1,991,000	1,752,856
iStar, Inc. 4.75%, 10/1/24	2,493,000	2,497,213
4.25%, 8/1/25	1,799,000	1,797,723
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, 4.25%, 2/1/27	2,187,000	1,909,909
MPT Operating Partnership LP / MPT Finance Corp. 5.25%, 8/1/26	1,663,000	1,596,983
5.00%, 10/15/27	4,238,000	3,812,511
4.625%, 8/1/29	3,055,000	2,606,333
3.50%, 3/15/31	4,318,000	3,244,891
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 144A, 7.50%, 6/1/25	2,232,000	2,255,659
144A, 5.875%, 10/1/28	2,489,000	2,290,676
144A, 4.875%, 5/15/29	2,337,000	2,058,834
RHP Hotel Properties LP / RHP Finance Corp. 4.75%, 10/15/27	2,262,000	2,059,890
144A, 4.50%, 2/15/29	1,969,000	1,703,976
RLJ Lodging Trust LP 144A, 3.75%, 7/1/26	1,337,000	1,201,388
144A, 4.00%, 9/15/29	1,787,000	1,511,143
SBA Communications Corp. 3.875%, 2/15/27	4,890,000	4,465,151
3.125%, 2/1/29	4,847,000	4,000,326
Starwood Property Trust, Inc. 144A, 3.75%, 12/31/24	1,092,000	1,019,688
4.75%, 3/15/25	1,388,000	1,323,611
144A, 3.625%, 7/15/26	1,309,000	1,160,330
144A, 4.375%, 1/15/27	1,821,000	1,622,939
XHR LP 144A, 6.375%, 8/15/25	1,612,000	1,566,875
144A, 4.875%, 6/1/29	1,641,000	1,450,056

(Cost $78,500,571)		73,443,834

Venture Capital — 1.1%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 4.75%, 9/15/24	3,912,000	3,726,571
6.375%, 12/15/25	2,636,000	2,576,690
6.25%, 5/15/26	3,450,000	3,313,311
5.25%, 5/15/27	4,581,000	4,172,728
4.375%, 2/1/29	2,712,000	2,310,543

(Cost $16,386,526)		16,099,843

Industrial — 7.7%
Aerospace/Defense — 2.1%
Howmet Aerospace, Inc. 5.125%, 10/1/24	4,009,000	3,989,757
6.875%, 5/1/25	2,220,000	2,282,582
3.00%, 1/15/29	2,104,000	1,779,858
Rolls-Royce PLC, 144A, 3.625%, 10/14/25	3,284,000	2,975,140

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Aerospace/Defense (Continued)
Spirit AeroSystems, Inc., 144A, 5.50%, 1/15/25	$1,467,000	$1,438,481
TransDigm, Inc. 144A, 8.00%, 12/15/25	3,821,000	3,918,282
144A, 6.25%, 3/15/26	14,052,000	13,823,304

(Cost $31,527,355)		30,207,404

Building Materials — 0.5%
Builders FirstSource, Inc. 144A, 5.00%, 3/1/30	1,769,000	1,570,208
144A, 4.25%, 2/1/32	4,231,000	3,382,600
Standard Industries, Inc., 144A, 5.00%, 2/15/27	2,759,000	2,530,544

(Cost $8,422,710)		7,483,352

Electrical Components & Equipment — 0.7%
WESCO Distribution, Inc. 144A, 7.125%, 6/15/25	4,981,000	4,987,894
144A, 7.25%, 6/15/28	4,280,000	4,330,333

(Cost $9,642,110)		9,318,227

Electronics — 0.9%
Sensata Technologies BV 144A, 4.875%, 10/15/23	1,937,000	1,956,516
144A, 5.625%, 11/1/24	1,424,000	1,433,324
144A, 5.00%, 10/1/25	2,314,000	2,269,859
144A, 4.00%, 4/15/29	3,423,000	2,963,942
144A, 5.875%, 9/1/30	1,000,000	978,740
Sensata Technologies, Inc. 144A, 4.375%, 2/15/30	1,717,000	1,532,423
144A, 3.75%, 2/15/31	2,475,000	2,048,675

(Cost $14,255,791)		13,183,479

Engineering & Construction — 0.1%
Fluor Corp., 4.25%, 9/15/28 (a)
(Cost $1,930,692)	1,941,000	1,757,515

Environmental Control — 0.7%
GFL Environmental, Inc. 144A, 4.25%, 6/1/25	1,460,000	1,395,893
144A, 3.75%, 8/1/25	2,440,000	2,308,521
144A, 5.125%, 12/15/26	1,460,000	1,414,074
144A, 3.50%, 9/1/28	2,593,000	2,257,362
Stericycle, Inc. 144A, 5.375%, 7/15/24	1,630,000	1,597,351
144A, 3.875%, 1/15/29	1,727,000	1,498,656

(Cost $11,125,664)		10,471,857

Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc., 5.75%, 6/15/25
(Cost $1,265,121)	1,234,000	1,237,492

Packaging & Containers — 2.6%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 144A, 6.00%, 6/15/27	2,202,000	2,160,949
144A, 3.25%, 9/1/28	1,745,000	1,507,820

	Principal Amount	Value
Packaging & Containers (Continued)
Ball Corp. 4.00%, 11/15/23	$3,084,000	$3,055,503
5.25%, 7/1/25	3,217,000	3,212,995
4.875%, 3/15/26	2,725,000	2,641,888
2.875%, 8/15/30	4,182,000	3,397,833
3.125%, 9/15/31	2,724,000	2,210,142
Berry Global, Inc., 144A, 5.625%, 7/15/27	1,717,000	1,678,711
Crown Americas LLC, 144A, 5.25%, 4/1/30	1,681,000	1,616,298
Graphic Packaging International LLC 144A, 3.50%, 3/15/28	1,515,000	1,350,636
144A, 3.75%, 2/1/30	1,284,000	1,105,517
Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC, 144A, 4.00%, 10/15/27	3,326,000	2,907,772
Sealed Air Corp. 144A, 5.125%, 12/1/24	1,119,000	1,109,455
144A, 5.50%, 9/15/25	1,204,000	1,199,756
144A, 4.00%, 12/1/27	1,438,000	1,311,046
144A, 5.00%, 4/15/29	1,367,000	1,301,097
Silgan Holdings, Inc., 4.125%, 2/1/28	1,921,000	1,761,096
Trivium Packaging Finance BV, 144A, 5.50%, 8/15/26	3,276,000	3,150,496

(Cost $39,238,613)		36,679,010

Technology — 3.6%
Computers — 0.8%
Booz Allen Hamilton, Inc. 144A, 3.875%, 9/1/28	2,360,000	2,103,114
144A, 4.00%, 7/1/29	1,618,000	1,429,177
Seagate HDD Cayman 4.875%, 3/1/24	1,410,000	1,384,210
4.75%, 1/1/25	1,282,000	1,254,325
4.875%, 6/1/27	1,820,000	1,719,563
4.091%, 6/1/29	1,317,000	1,127,793
3.125%, 7/15/29	1,747,000	1,399,478
3.375%, 7/15/31	1,797,000	1,407,743

(Cost $13,115,551)		11,825,403

Semiconductors — 0.3%
Entegris, Inc. 144A, 4.375%, 4/15/28	1,252,000	1,107,043
144A, 3.625%, 5/1/29	1,317,000	1,111,291
ON Semiconductor Corp., 144A, 3.875%, 9/1/28	2,286,000	2,043,010

(Cost $4,595,717)		4,261,344

Software — 2.5%
Fair Isaac Corp. 144A, 5.25%, 5/15/26	1,305,000	1,264,343
144A, 4.00%, 6/15/28	2,918,000	2,581,708
MSCI, Inc. 144A, 4.00%, 11/15/29	3,329,000	2,969,351
144A, 3.625%, 9/1/30	2,961,000	2,516,789
144A, 3.875%, 2/15/31	3,083,000	2,666,810

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Software (Continued)
144A, 3.625%, 11/1/31	$1,986,000	$1,657,699
144A, 3.25%, 8/15/33	2,337,000	1,875,408
Open Text Corp. 144A, 3.875%, 2/15/28	3,018,000	2,578,172
144A, 3.875%, 12/1/29	2,399,000	1,939,405
Open Text Holdings, Inc. 144A, 4.125%, 2/15/30	2,908,000	2,359,951
144A, 4.125%, 12/1/31	2,352,000	1,861,996
PTC, Inc. 144A, 3.625%, 2/15/25	1,503,000	1,414,266
144A, 4.00%, 2/15/28	1,660,000	1,520,510
SS&C Technologies, Inc., 144A, 5.50%, 9/30/27	6,529,000	6,179,430
Twilio, Inc. 3.625%, 3/15/29	1,637,000	1,369,146
3.875%, 3/15/31	1,599,000	1,292,919

(Cost $40,273,394)		36,047,903

Utilities — 2.9%
Electric — 2.7%
Calpine Corp. 144A, 5.25%, 6/1/26	1,836,000	1,784,684
144A, 4.50%, 2/15/28	4,285,000	3,925,553
144A, 3.75%, 3/1/31	2,573,000	2,138,047
Clearway Energy Operating LLC 144A, 4.75%, 3/15/28	3,034,000	2,846,271
144A, 3.75%, 2/15/31	2,785,000	2,333,069
DPL, Inc., 4.125%, 7/1/25	1,380,000	1,304,100
FirstEnergy Corp.
Series B, 4.40%, 7/15/27	4,894,000	4,643,476
2.65%, 3/1/30	1,958,000	1,673,503
Series B, 2.25%, 9/1/30	1,465,000	1,202,423
NextEra Energy Operating Partners LP 144A, 4.25%, 7/15/24	2,114,000	2,041,329
144A, 3.875%, 10/15/26	1,552,000	1,449,145
144A, 4.50%, 9/15/27	1,936,000	1,793,685
NRG Energy, Inc., 144A, 3.375%, 2/15/29	1,641,000	1,350,952
Vistra Operations Co. LLC 144A, 5.50%, 9/1/26	3,385,000	3,272,686
144A, 5.625%, 2/15/27	4,212,000	4,064,959
144A, 5.00%, 7/31/27	4,198,000	3,912,116

(Cost $42,654,476)		39,735,998

Gas — 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24
(Cost $2,570,629)	2,489,000	2,454,876

TOTAL CORPORATE BONDS (Cost $1,518,099,400)		1,414,453,177

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00% (c)(d) (Cost $9,125,075)	9,125,075	$9,125,075

CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series “Institutional Shares”, 2.24% (c)
(Cost $10,573,885)	10,573,885	10,573,885

TOTAL INVESTMENTS — 99.5% (Cost $1,537,798,360)		$1,434,152,137
Other assets and liabilities, net — 0.5%		6,514,568

NET ASSETS — 100.0%		$1,440,666,705

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2022

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2022	Value ($) at 8/31/2022
CORPORATE BONDS — 0.5%
Financial — 0.5%
Deutsche Bank AG, 5.882%, 7/08/31 (b)
—	2,355,617		(455,955)	(34,378)	(313,219)	49,377	—	1,777,000	1,552,065
Deutsche Bank AG, 3.729%, 1/14/32 (b)
1,672,217	3,276,634		(935,924)	(93,462)	(880,716)	108,897	—	4,118,000	3,038,749
Deutsche Bank AG, 3.742%, 1/07/33 (b)
—	4,798,248		(1,096,046)	(140,976)	(766,494)	76,648	—	3,920,000	2,794,732

SECURITIES LENDING COLLATERAL — 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00% (c)(d)
4,866,433	4,258,642	(e)	—	—	—	50,464	—	9,125,075	9,125,075

CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series “Institutional Shares”, 2.24% (c)
29,654,545	216,856,435		(235,937,095)	—	—	44,686	—	10,573,885	10,573,885

36,193,195	231,545,576		(238,425,020)	(268,816)	(1,960,429)	330,072	—	29,513,960	27,084,506

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2022 amounted to $11,651,353, which is 0.8% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $2,986,781.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2022.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$1,414,453,177	$—	$1,414,453,177
Short-Term Investments (a)	19,698,960	—	—	19,698,960

TOTAL	$19,698,960	$1,414,453,177	$—	$1,434,152,137

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers Risk Managed USD High Yield Strategy ETF

August 31, 2022

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.2%
Xtrackers High Beta High Yield Bond ETF (a)	27,598	$1,090,918
Xtrackers USD High Yield Corporate Bond ETF (a)	1,409,763	48,129,309

TOTAL EXCHANGE-TRADED FUNDS (Cost $53,981,246)		49,220,227

	Number of Shares	Value
CASH EQUIVALENTS — 0.8%
DWS Government Money Market Series “Institutional Shares”, 2.24% (b) (Cost $374,305)	374,305	$374,305

TOTAL INVESTMENTS — 100.0% (Cost $54,355,551)		$49,594,532
Other assets and liabilities, net — (0.0)%		(5,926)

NET ASSETS — 100.0%		$49,588,606

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2022 is as follows:

Value ($) at 2/10/2022 (Commencement of Operations)	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2022	Value ($) at 8/31/2022
EXCHANGE-TRADED FUNDS — 99.2%
Xtrackers High Beta High Yield Bond ETF (a)
—	1,306,956		(85,490)	1,195	(131,743)	30,137	—	27,598	1,090,918
Xtrackers USD High Yield Corporate Bond ETF (a)
—	55,436,916		(2,805,684)	127,353	(4,629,276)	1,017,341	—	1,409,763	48,129,309
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00% (b)(c)
—	0	(d)	—	—	—	6,861	—	—	—
CASH EQUIVALENTS — 0.8%
DWS Government Money Market Series “Institutional Shares”, 2.24% (b)
—	747,530		(373,225)	—	—	1,388	—	374,305	374,305

—	57,491,402		(3,264,399)	128,548	(4,761,019)	1,055,727	—	1,811,666	49,594,532

(a)	Affiliated fund advised by DBX Advisors LLC.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2022.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$49,220,227	$—	$—	$49,220,227
Short-Term Investments (a)	374,305	—	—	374,305

TOTAL	$49,594,532	$—	$—	$49,594,532

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF

August 31, 2022

	Principal Amount	Value
CORPORATE BONDS — 98.1%
Basic Materials — 2.7%
Chemicals — 1.5%
Avient Corp. 5.25%, 3/15/23	$67,000	$67,087
144A, 5.75%, 5/15/25	161,000	158,985
Chemours Co., 5.375%, 5/15/27	75,000	69,646
Consolidated Energy Finance SA, 144A, 6.50%, 5/15/26	150,000	137,205
INEOS Quattro Finance 2 PLC, 144A, 3.375%, 1/15/26	115,000	99,677
NOVA Chemicals Corp. 144A, 4.875%, 6/1/24	244,000	233,929
144A, 5.00%, 5/1/25	150,000	141,286
144A, 5.25%, 6/1/27	250,000	221,095
WR Grace Holdings LLC, 144A, 4.875%, 6/15/27	150,000	138,920

(Cost $1,328,255)		1,267,830

Iron/Steel — 0.5%
Cleveland-Cliffs, Inc. 144A, 6.75%, 3/15/26	174,000	176,190
5.875%, 6/1/27	100,000	95,830
Mineral Resources Ltd., 144A, 8.125%, 5/1/27	150,000	150,544

(Cost $430,922)		422,564

Mining — 0.7%
Arconic Corp., 144A, 6.00%, 5/15/25	200,000	196,775
FMG Resources August 2006 Pty Ltd., 144A, 5.125%, 5/15/24 (a)	170,000	168,511
Hudbay Minerals, Inc., 144A, 4.50%, 4/1/26	85,000	77,265
Novelis Corp., 144A, 3.25%, 11/15/26	200,000	178,379

(Cost $667,575)		620,930

Communications — 18.6%
Advertising — 0.5%
Clear Channel Outdoor Holdings, Inc., 144A, 5.125%, 8/15/27	400,000	358,756
Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 6.25%, 6/15/25	65,000	64,504

(Cost $425,664)		423,260

Internet — 1.0%
NortonLifeLock, Inc., 144A, 5.00%, 4/15/25	130,000	128,310
Photo Holdings Merger Sub, Inc., 144A, 8.50%, 10/1/26	150,000	112,241
Uber Technologies, Inc. 144A, 7.50%, 5/15/25	175,000	176,470
144A, 8.00%, 11/1/26	450,000	455,158

(Cost $934,782)		872,179

	Principal Amount	Value
Media — 8.1%
AMC Networks, Inc. 5.00%, 4/1/24	$111,000	$108,382
4.75%, 8/1/25	155,000	143,769
Audacy Capital Corp., 144A, 6.50%, 5/1/27	101,000	33,220
CCO Holdings LLC / CCO Holdings Capital Corp. 144A, 4.00%, 3/1/23	133,000	132,628
144A, 5.50%, 5/1/26	100,000	99,127
144A, 5.125%, 5/1/27	740,000	703,370
CSC Holdings LLC 5.875%, 9/15/22	219,000	218,781
5.25%, 6/1/24	154,000	150,332
144A, 5.50%, 4/15/27	300,000	284,854
Diamond Sports Group LLC / Diamond Sports Finance Co., 144A, 5.375%, 8/15/26	626,000	119,722
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 144A, 5.875%, 8/15/27	775,000	716,007
DISH DBS Corp. 5.00%, 3/15/23	278,000	272,409
5.875%, 11/15/24	427,000	386,952
7.75%, 7/1/26	507,000	399,729
144A, 5.25%, 12/1/26	590,000	488,225
Gray Television, Inc. 144A, 5.875%, 7/15/26	160,000	154,654
144A, 7.00%, 5/15/27	161,000	159,005
iHeartCommunications, Inc. 6.375%, 5/1/26	230,000	217,626
8.375%, 5/1/27	312,000	274,179
Nexstar Media, Inc., 144A, 5.625%, 7/15/27	400,000	381,352
Radiate Holdco LLC / Radiate Finance, Inc., 144A, 4.50%, 9/15/26	174,000	150,292
Sirius XM Radio, Inc., 144A, 3.125%, 9/1/26	270,000	240,808
TEGNA, Inc., 144A, 4.75%, 3/15/26	102,000	100,104
Univision Communications, Inc. 144A, 5.125%, 2/15/25	337,000	325,946
144A, 6.625%, 6/1/27	300,000	289,886
Videotron Ltd., 144A, 5.375%, 6/15/24	261,000	259,575
Ziggo Bond Co. BV, 144A, 6.00%, 1/15/27	135,000	121,797

(Cost $7,764,742)		6,932,731

Telecommunications — 9.0%
Altice France Holding SA, 144A, 10.50%, 5/15/27	325,000	281,017
Altice France SA, 144A, 8.125%, 2/1/27	400,000	379,000
CommScope Technologies LLC 144A, 6.00%, 6/15/25	266,000	241,735
144A, 5.00%, 3/15/27	150,000	118,609

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Telecommunications (Continued)
CommScope, Inc. 144A, 6.00%, 3/1/26	$355,000	$335,937
144A, 8.25%, 3/1/27	212,000	182,055
Connect Finco SARL / Connect US Finco LLC, 144A, 6.75%, 10/1/26	400,000	366,793
DKT Finance ApS, 144A, 9.375%, 6/17/23	88,000	85,052
Hughes Satellite Systems Corp. 5.25%, 8/1/26	125,000	119,249
6.625%, 8/1/26	160,000	151,662
Iliad Holding SASU, 144A, 6.50%, 10/15/26	250,000	228,778
Lumen Technologies, Inc. Series W, 6.75%, 12/1/23	245,000	248,109
Series Y, 7.50%, 4/1/24	194,000	195,804
5.625%, 4/1/25	97,000	94,227
144A, 5.125%, 12/15/26	318,000	275,194
144A, 4.00%, 2/15/27	250,000	217,772
Nokia OYJ, 4.375%, 6/12/27	100,000	95,477
Quebecor Media, Inc., 5.75%, 1/15/23	157,000	157,198
Sprint Communications LLC, 6.00%, 11/15/22	457,000	458,526
Sprint Corp. 7.875%, 9/15/23	993,000	1,025,317
7.125%, 6/15/24	595,000	615,069
7.625%, 2/15/25	478,000	500,710
7.625%, 3/1/26	265,000	280,662
Telecom Italia SpA, 144A, 5.303%, 5/30/24	259,000	249,627
Telesat Canada / Telesat LLC 144A, 5.625%, 12/6/26	130,000	76,120
144A, 4.875%, 6/1/27	100,000	54,375
VEON Holdings BV 144A, 4.95%, 6/16/24	113,000	83,344
144A, 4.00%, 4/9/25	239,000	149,980
Viasat, Inc., 144A, 5.625%, 9/15/25	236,000	208,680
Zayo Group Holdings, Inc., 144A, 4.00%, 3/1/27	318,000	271,513

(Cost $8,420,258)		7,747,591

Consumer, Cyclical — 25.6%
Airlines — 2.3%
Air Canada, 144A, 3.875%, 8/15/26	282,000	252,018
American Airlines Group, Inc., 144A, 3.75%, 3/1/25 (a)	117,000	98,478
American Airlines, Inc., 144A, 11.75%, 7/15/25	484,000	535,444
Delta Air Lines, Inc. 2.90%, 10/28/24	245,000	230,055
7.375%, 1/15/26	284,000	289,655

	Principal Amount	Value
Airlines (Continued)
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A, 5.75%, 1/20/26	$237,252	$216,884
United Airlines, Inc., 144A, 4.375%, 4/15/26	370,000	337,843

(Cost $2,132,827)		1,960,377

Apparel — 0.3%
Hanesbrands, Inc. 144A, 4.625%, 5/15/24	137,000	132,136
144A, 4.875%, 5/15/26	172,000	158,462

(Cost $322,103)		290,598

Auto Manufacturers — 3.2%
Ford Motor Co. 9.00%, 4/22/25	260,000	291,127
4.346%, 12/8/26 (a)	300,000	288,117
Ford Motor Credit Co. LLC 5.584%, 3/18/24	115,000	114,531
3.664%, 9/8/24	122,000	117,083
4.063%, 11/1/24	200,000	194,403
4.687%, 6/9/25	200,000	192,301
5.125%, 6/16/25	200,000	195,367
4.134%, 8/4/25	125,000	118,249
3.375%, 11/13/25	330,000	301,732
GMTN, 4.389%, 1/8/26	200,000	187,872
4.542%, 8/1/26	82,000	76,603
2.70%, 8/10/26	200,000	174,270
4.271%, 1/9/27	98,000	89,927
4.95%, 5/28/27	200,000	188,044
Jaguar Land Rover Automotive PLC 144A, 5.625%, 2/1/23 (a)	108,000	105,501
144A, 7.75%, 10/15/25	156,000	143,139

(Cost $2,958,047)		2,778,266

Auto Parts & Equipment — 2.0%
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/26	250,000	231,671
American Axle & Manufacturing, Inc., 6.50%, 4/1/27	75,000	70,247
Clarios Global LP, 144A, 6.75%, 5/15/25	134,000	133,480
Clarios Global LP / Clarios US Finance Co. 144A, 6.25%, 5/15/26	265,000	262,369
144A,8.50%, 5/15/27	365,000	356,587
Goodyear Tire & Rubber Co. 5.00%, 5/31/26 (a)	196,000	189,378
4.875%, 3/15/27	150,000	141,049
Tenneco, Inc., 5.00%, 7/15/26	97,000	92,774
ZF North America Capital, Inc., 144A, 4.75%, 4/29/25	266,000	246,715

(Cost $1,815,352)		1,724,270

Entertainment — 4.4%
AMC Entertainment Holdings, Inc., 144A,, 6/15/26	330,000	265,279

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Entertainment (Continued)
Banijay Entertainment SASU, 144A, 5.375%, 3/1/25	$125,000	$118,022
Caesars Entertainment, Inc. 144A, 6.25%, 7/1/25	709,000	693,189
144A,8.125%, 7/1/27	400,000	394,076
Caesars Resort Collection LLC / CRC Finco, Inc., 144A, 5.75%, 7/1/25	218,000	213,915
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op 144A, 5.50%, 5/1/25	192,000	188,584
5.375%, 4/15/27	200,000	188,978
Cinemark USA, Inc., 144A, 5.875%, 3/15/26	78,000	69,316
International Game Technology PLC 144A, 6.50%, 2/15/25	175,000	173,907
144A, 4.125%, 4/15/26	220,000	201,960
144A, 6.25%, 1/15/27	200,000	196,104
Live Nation Entertainment, Inc. 144A, 4.875%, 11/1/24	126,000	122,127
144A, 6.50%, 5/15/27	258,000	257,920
Mohegan Gaming & Entertainment, 144A, 8.00%, 2/1/26	261,000	228,421
Penn Entertainment, Inc., 144A, 5.625%, 1/15/27	100,000	91,609
Scientific Games International, Inc., 144A, 8.625%, 7/1/25	52,000	53,526
Six Flags Entertainment Corp., 144A, 4.875%, 7/31/24	315,000	302,695
Vail Resorts, Inc., 144A, 6.25%, 5/15/25	50,000	50,136

(Cost $4,064,751)		3,809,764

Food Service — 0.5%
Aramark Services, Inc., 144A, 6.375%, 5/1/25
(Cost $420,920)	410,000	406,929

Home Builders — 0.4%
Century Communities, Inc., 6.75%, 6/1/27	100,000	98,228
Meritage Homes Corp., 6.00%, 6/1/25	164,000	164,112
Taylor Morrison Communities, Inc., 144A, 5.875%, 6/15/27	100,000	96,753

(Cost $362,554)		359,093

Housewares — 0.9%
Newell Brands, Inc. 4.10%, 4/1/23	189,000	188,537
4.875%, 6/1/25	68,000	66,763
4.45%, 4/1/26	505,000	475,594

(Cost $803,896)		730,894

Leisure Time — 4.3%
Carnival Corp. 144A, 10.50%, 2/1/26	150,000	154,695

	Principal Amount	Value
Leisure Time (Continued)
144A, 7.625%, 3/1/26 (a)	$329,000	$280,094
144A, 5.75%, 3/1/27	740,000	577,788
Life Time, Inc. 144A, 5.75%, 1/15/26	179,000	161,544
144A,8.00%, 4/15/26	100,000	88,436
NCL Corp. Ltd. 144A, 3.625%, 12/15/24	300,000	260,421
144A, 5.875%, 3/15/26	200,000	162,000
144A, 5.875%, 2/15/27	200,000	181,538
Royal Caribbean Cruises Ltd. 5.25%, 11/15/22	155,000	155,153
144A, 10.875%, 6/1/23	194,000	197,766
144A, 9.125%, 6/15/23	185,000	187,078
144A, 11.50%, 6/1/25	358,000	379,949
144A, 4.25%, 7/1/26	110,000	84,674
144A, 5.50%, 8/31/26	250,000	203,463
144A, 5.375%, 7/15/27	200,000	155,487
144A, 11.625%, 8/15/27	300,000	295,212
Viking Cruises Ltd., 144A, 13.00%, 5/15/25	152,000	159,741

(Cost $4,094,040)		3,685,039

Lodging — 3.9%
Hilton Domestic Operating Co., Inc., 144A, 5.375%, 5/1/25	81,000	80,492
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.875%, 4/1/27	129,000	123,357
Las Vegas Sands Corp. 3.20%, 8/8/24	400,000	378,856
2.90%, 6/25/25	100,000	92,290
3.50%, 8/18/26	200,000	179,883
Melco Resorts Finance Ltd. 144A, 4.875%, 6/6/25 (a)	200,000	152,804
144A, 5.25%, 4/26/26	185,000	136,366
144A, 5.625%, 7/17/27	100,000	71,086
MGM Resorts International 6.00%, 3/15/23	252,000	252,343
6.75%, 5/1/25	91,000	91,062
5.75%, 6/15/25 (a)	192,000	186,557
4.625%, 9/1/26	120,000	109,341
5.50%, 4/15/27	175,000	162,256
Travel + Leisure Co. 3.90%, 3/1/23	177,000	175,548
144A, 6.625%, 7/31/26	126,000	122,327
6.00%, 4/1/27	86,000	81,781
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 144A, 4.25%, 5/30/23	423,000	416,329
144A, 5.50%, 3/1/25	394,000	377,797
144A, 5.25%, 5/15/27	194,000	175,316

(Cost $3,555,176)		3,365,791

Retail — 3.2%
1011778 BC ULC / New Red Finance, Inc., 144A, 5.75%, 4/15/25	147,000	147,994

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Retail (Continued)
Carvana Co. 144A, 5.625%, 10/1/25	$165,000	$123,863
144A, 5.50%, 4/15/27	100,000	64,971
eG Global Finance PLC 144A, 6.75%, 2/7/25	200,000	189,263
144A,8.50%, 10/30/25	90,000	84,171
Ferrellgas LP / Ferrellgas Finance Corp., 144A, 5.375%, 4/1/26	126,000	109,809
Guitar Center, Inc., 144A, 8.50%, 1/15/26	120,000	111,176
IRB Holding Corp., 144A, 7.00%, 6/15/25	161,000	161,933
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A, 4.75%, 6/1/27	150,000	144,223
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A, 7.125%, 4/1/26	204,000	191,209
Party City Holdings, Inc., 144A, 8.75%, 2/15/26	130,000	85,358
Penske Automotive Group, Inc., 3.50%, 9/1/25	150,000	141,057
QVC, Inc. 4.85%, 4/1/24	116,000	111,771
4.45%, 2/15/25	166,000	152,696
4.75%, 2/15/27	50,000	41,372
Rite Aid Corp. 144A, 7.50%, 7/1/25	165,000	140,747
144A,8.00%, 11/15/26	185,000	151,097
Staples, Inc. 144A, 7.50%, 4/15/26	500,000	423,140
144A, 10.75%, 4/15/27 (a)	200,000	147,301

(Cost $3,114,744)		2,723,151

Toys/Games/Hobbies — 0.2%
Mattel, Inc., 144A, 3.375%, 4/1/26
(Cost $217,241)	218,000	198,450

Consumer, Non-cyclical — 13.0%
Agriculture — 0.1%
Vector Group Ltd., 144A, 10.50%, 11/1/26
(Cost $113,090)	110,000	106,641

Commercial Services — 3.5%
ADT Security Corp., 4.125%, 6/15/23	218,000	215,556
Allied Universal Holdco LLC / Allied Universal Finance Corp. 144A, 6.625%, 7/15/26	359,000	336,562
144A, 9.75%, 7/15/27	200,000	180,694
APX Group, Inc., 144A, 6.75%, 2/15/27	214,000	209,892
Block, Inc., 2.75%, 6/1/26	230,000	204,565
CoreCivic, Inc., 8.25%, 4/15/26	140,000	139,749

	Principal Amount	Value
Commercial Services (Continued)
Garda World Security Corp., 144A, 4.625%, 2/15/27	$125,000	$110,048
Grand Canyon University, 4.125%, 10/1/24	108,000	102,682
Herc Holdings, Inc., 144A, 5.50%, 7/15/27	300,000	283,975
Hertz Corp., 144A, 4.625%, 12/1/26	100,000	85,260
Nielsen Co. Luxembourg SARL, 144A, 5.00%, 2/1/25 (a)	132,000	132,762
Prime Security Services Borrower LLC / Prime Finance, Inc. 144A, 5.25%, 4/15/24	112,000	111,125
144A, 5.75%, 4/15/26	243,000	234,177
Sabre GLBL, Inc. 144A, 9.25%, 4/15/25	209,000	206,733
144A, 7.375%, 9/1/25	167,000	158,441
United Rentals North America, Inc., 5.50%, 5/15/27	100,000	99,425
Verscend Escrow Corp., 144A, 9.75%, 8/15/26	200,000	202,260

(Cost $3,210,215)		3,013,906

Cosmetics/Personal Care — 0.3%
Coty, Inc. 144A, 5.00%, 4/15/26	174,000	165,105
144A, 6.50%, 4/15/26	127,000	121,333

(Cost $304,436)		286,438

Food — 1.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 144A, 3.50%, 2/15/23	137,000	135,812
144A, 3.25%, 3/15/26	145,000	130,928
144A, 7.50%, 3/15/26	150,000	153,062
144A, 4.625%, 1/15/27	280,000	255,858
B&G Foods, Inc., 5.25%, 4/1/25	220,000	196,036
Post Holdings, Inc., 144A, 5.75%, 3/1/27	100,000	97,856
Sigma Holdco BV, 144A, 7.875%, 5/15/26	105,000	75,085
US Foods, Inc., 144A, 6.25%, 4/15/25	269,000	270,664

(Cost $1,418,125)		1,315,301

Healthcare-Services — 3.7%
CHS/Community Health Systems, Inc. 144A, 8.00%, 3/15/26	457,000	427,866
144A, 5.625%, 3/15/27	400,000	339,956
IQVIA, Inc. 144A, 5.00%, 10/15/26	225,000	218,261
144A, 5.00%, 5/15/27	237,000	229,462
Legacy LifePoint Health LLC 144A, 6.75%, 4/15/25	136,000	133,728
144A, 4.375%, 2/15/27	170,000	148,018
ModivCare, Inc., 144A, 5.875%, 11/15/25	120,000	113,177

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Healthcare-Services (Continued)
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A, 9.75%, 12/1/26	$260,000	$248,547
Select Medical Corp., 144A, 6.25%, 8/15/26	277,000	265,325
Tenet Healthcare Corp. 4.625%, 7/15/24	90,000	88,245
144A, 4.625%, 9/1/24	131,000	127,541
144A, 4.875%, 1/1/26	539,000	514,381
144A, 6.25%, 2/1/27	300,000	289,650

(Cost $3,392,504)		3,144,157

Household Products/Wares — 0.1%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 144A, 5.00%, 12/31/26 (Cost $99,112)	101,000	91,637

Pharmaceuticals — 3.8%
Bausch Health Americas, Inc. 144A, 9.25%, 4/1/26	300,000	176,745
144A, 8.50%, 1/31/27	400,000	188,692
Bausch Health Cos., Inc. 144A, 5.50%, 11/1/25	328,000	272,637
144A, 9.00%, 12/15/25	291,000	184,603
144A, 6.125%, 2/1/27	297,000	222,168
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 144A, 10.00%, 4/15/25	100,000	90,117
Perrigo Finance Unlimited Co. 3.90%, 12/15/24	120,000	114,570
4.375%, 3/15/26	200,000	190,499
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	209,000	207,815
Teva Pharmaceutical Finance Netherlands III BV 2.80%, 7/21/23	297,000	285,254
6.00%, 4/15/24	190,000	184,841
7.125%, 1/31/25	386,000	382,655
3.15%, 10/1/26	779,000	655,365
4.75%, 5/9/27	115,000	100,738

(Cost $4,019,095)		3,256,699

Energy — 11.7%
Oil & Gas — 6.8%
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A, 7.00%, 11/1/26	120,000	116,870
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A, 11.00%, 4/15/25	118,000	123,769
Chesapeake Energy Corp., 144A, 5.50%, 2/1/26	130,000	125,455
Citgo Holding, Inc., 144A, 9.25%, 8/1/24	251,000	251,283
CITGO Petroleum Corp., 144A, 7.00%, 6/15/25	418,000	407,021

	Principal Amount	Value
Oil & Gas (Continued)
CNX Resources Corp., 144A, 7.25%, 3/14/27	$100,000	$99,345
CrownRock LP / CrownRock Finance, Inc., 144A, 5.625%, 10/15/25	230,000	226,883
CVR Energy, Inc., 144A, 5.25%, 2/15/25	27,000	25,510
Laredo Petroleum, Inc., 9.50%, 1/15/25	169,000	169,810
Leviathan Bond Ltd. 144A, REGS, 5.75%, 6/30/23	107,000	106,961
144A, REGS, 6.125%, 6/30/25	208,000	204,880
144A, REGS, 6.50%, 6/30/27	150,000	146,250
Matador Resources Co., 5.875%, 9/15/26	226,000	221,489
MEG Energy Corp., 144A, 7.125%, 2/1/27	250,000	252,937
Moss Creek Resources Holdings, Inc., 144A, 7.50%, 1/15/26	256,000	233,215
Murphy Oil Corp., 5.75%, 8/15/25	100,000	99,220
Nabors Industries Ltd., 144A, 7.25%, 1/15/26	110,000	100,176
Nabors Industries, Inc. 5.75%, 2/1/25	119,000	109,894
144A, 7.375%, 5/15/27	150,000	145,004
Occidental Petroleum Corp. 6.95%, 7/1/24	150,000	156,750
2.90%, 8/15/24	276,000	269,250
8.00%, 7/15/25	50,000	54,376
5.875%, 9/1/25	264,000	270,964
5.50%, 12/1/25	100,000	102,823
5.55%, 3/15/26	194,000	198,947
Parkland Corp., 144A, 5.875%, 7/15/27	100,000	96,741
PBF Holding Co. LLC / PBF Finance Corp., 7.25%, 6/15/25	130,000	126,425
Puma International Financing SA 144A, 5.125%, 10/6/24	200,000	186,901
144A, 5.00%, 1/24/26	200,000	176,761
Range Resources Corp. 5.00%, 3/15/23	217,000	217,008
4.875%, 5/15/25	151,000	146,744
SM Energy Co., 6.625%, 1/15/27 (a)	100,000	97,639
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	129,000	125,022
Transocean, Inc. 144A, 7.25%, 11/1/25	162,000	129,372
144A, 7.50%, 1/15/26	111,000	85,698
144A, 11.50%, 1/30/27	140,000	135,132
144A, 8.00%, 2/1/27	100,000	74,399

(Cost $5,880,036)		5,816,924

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Oil & Gas Services — 0.4%
Archrock Partners LP / Archrock Partners Finance Corp., 144A, 6.875%, 4/1/27	$100,000	$93,889
CGG SA, 144A, 8.75%, 4/1/27 (a)	100,000	89,261
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26	212,000	199,189

(Cost $416,190)		382,339

Pipelines — 4.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 144A, 7.875%, 5/15/26	75,000	76,445
144A, 5.75%, 3/1/27	140,000	132,874
Buckeye Partners LP 4.15%, 7/1/23	68,000	66,896
144A, 4.125%, 3/1/25	98,000	91,774
3.95%, 12/1/26	203,000	180,548
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 5.75%, 4/1/25	50,000	48,259
144A, 5.625%, 5/1/27	129,000	120,478
DCP Midstream Operating LP, 3.875%, 3/15/23	73,000	72,908
EnLink Midstream Partners LP 4.15%, 6/1/25	20,000	19,522
4.85%, 7/15/26	166,000	163,536
EQM Midstream Partners LP 144A, 6.00%, 7/1/25	63,000	60,917
4.125%, 12/1/26	120,000	108,332
144A, 7.50%, 6/1/27	100,000	98,844
144A, 6.50%, 7/1/27	200,000	193,414
Genesis Energy LP / Genesis Energy Finance Corp. 6.50%, 10/1/25	110,000	103,233
8.00%, 1/15/27	210,000	197,749
Hess Midstream Operations LP, 144A, 5.625%, 2/15/26	147,000	143,605
New Fortress Energy, Inc. 144A, 6.75%, 9/15/25	282,000	272,206
144A, 6.50%, 9/30/26	310,000	292,451
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A, 7.50%, 2/1/26	420,000	380,241
NGL Energy Partners LP / NGL Energy Finance Corp., 7.50%, 11/1/23 (a)	116,000	109,932
NuStar Logistics LP 5.75%, 10/1/25	131,000	125,217
6.00%, 6/1/26	150,000	141,794
5.625%, 4/28/27	200,000	182,399
Rockies Express Pipeline LLC, 144A, 3.60%, 5/15/25	54,000	49,695
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 144A, 7.50%, 10/1/25	113,000	113,308
144A, 6.00%, 3/1/27	90,000	82,266

	Principal Amount	Value
Pipelines (Continued)
Western Midstream Operating LP 3.35%, 2/1/25	$200,000	$189,072
4.65%, 7/1/26	83,000	79,128

(Cost $4,131,054)		3,897,043

Financial — 11.2%
Banks — 1.6%
Commerzbank AG, 144A, 8.125%, 9/19/23	286,000	292,300
Freedom Mortgage Corp. 144A, 8.125%, 11/15/24	112,000	100,678
144A, 8.25%, 4/15/25	61,000	52,863
144A, 7.625%, 5/1/26	142,000	116,479
144A, 6.625%, 1/15/27	142,000	109,832
Intesa Sanpaolo SpA 144A, 5.017%, 6/26/24	400,000	382,924
144A, 5.71%, 1/15/26	340,000	319,525

(Cost $1,526,367)		1,374,601

Diversified Financial Services — 3.7%
Ally Financial, Inc., 5.75%, 11/20/25	180,000	182,155
LD Holdings Group LLC, 144A, 6.50%, 11/1/25	95,000	54,669
Nationstar Mortgage Holdings, Inc., 144A, 6.00%, 1/15/27	120,000	107,048
Navient Corp. 5.50%, 1/25/23	181,000	180,307
MTN, 6.125%, 3/25/24	165,000	161,185
5.875%, 10/25/24	91,000	87,510
6.75%, 6/25/25	110,000	106,306
6.75%, 6/15/26	140,000	133,000
5.00%, 3/15/27	150,000	128,703
OneMain Finance Corp. 5.625%, 3/15/23	217,000	215,357
6.125%, 3/15/24	241,000	235,599
6.875%, 3/15/25	265,000	257,967
7.125%, 3/15/26	296,000	278,810
3.50%, 1/15/27	150,000	124,086
PennyMac Financial Services, Inc., 144A, 5.375%, 10/15/25	146,000	131,368
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 144A, 2.875%, 10/15/26	248,000	208,781
SLM Corp. 4.20%, 10/29/25	200,000	183,388
3.125%, 11/2/26	100,000	84,114
United Wholesale Mortgage LLC 144A, 5.50%, 11/15/25	165,000	144,354
144A, 5.75%, 6/15/27	100,000	82,509
VistaJet Malta Finance PLC / XO Management Holding, Inc., 144A, 7.875%, 5/1/27	100,000	91,780

(Cost $3,523,473)		3,178,996

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Insurance — 0.9%
Acrisure LLC / Acrisure Finance, Inc. 144A, 7.00%, 11/15/25	$209,000	$197,253
144A, 10.125%, 8/1/26	50,000	50,109
AssuredPartners, Inc., 144A, 7.00%, 8/15/25	226,000	219,220
HUB International Ltd., 144A, 7.00%, 5/1/26	350,000	343,333

(Cost $836,648)		809,915

Real Estate — 0.1%
WeWork Cos., Inc., 144A, 7.875%, 5/1/25 (Cost $141,338)	150,000	112,133

Real Estate Investment Trusts — 3.8%
Blackstone Mortgage Trust, Inc., 144A, 3.75%, 1/15/27	129,000	112,434
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 144A, 5.75%, 5/15/26	218,000	203,641
144A, 4.50%, 4/1/27	150,000	128,742
Diversified Healthcare Trust, 9.75%, 6/15/25	131,000	128,936
HAT Holdings I LLC / HAT Holdings II LLC, 144A, 3.375%, 6/15/26	270,000	234,733
iStar, Inc. 4.75%, 10/1/24	179,000	179,302
4.25%, 8/1/25	107,000	106,924
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, 4.25%, 2/1/27	125,000	109,163
MPT Operating Partnership LP / MPT Finance Corp., 5.25%, 8/1/26	50,000	48,015
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 144A, 7.50%, 6/1/25	100,000	101,060
RLJ Lodging Trust LP, 144A, 3.75%, 7/1/26	115,000	103,336
SBA Communications Corp., 3.875%, 2/15/27	250,000	228,280
Service Properties Trust 4.35%, 10/1/24	295,000	264,847
7.50%, 9/15/25	211,000	202,564
4.75%, 10/1/26	100,000	81,480
Starwood Property Trust, Inc. 144A, 3.75%, 12/31/24	90,000	84,040
4.75%, 3/15/25	70,000	66,753
144A, 3.625%, 7/15/26	150,000	132,964
144A, 4.375%, 1/15/27	100,000	89,123
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A, 7.875%, 2/15/25	522,000	516,357
XHR LP, 144A, 6.375%, 8/15/25	117,000	113,725

(Cost $3,491,088)		3,236,419

	Principal Amount	Value
Venture Capital — 1.1%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 4.75%, 9/15/24	$313,000	$298,164
6.375%, 12/15/25	195,000	190,612
6.25%, 5/15/26	255,000	244,897
5.25%, 5/15/27	250,000	227,719

(Cost $1,013,710)		961,392

Industrial — 10.4%
Aerospace/Defense — 4.2%
Bombardier, Inc. 144A, 7.50%, 12/1/24	85,000	84,351
144A, 7.50%, 3/15/25	249,000	243,993
144A, 7.125%, 6/15/26	282,000	269,087
144A, 7.875%, 4/15/27	400,000	383,514
Howmet Aerospace, Inc. 5.125%, 10/1/24	248,000	246,810
6.875%, 5/1/25	129,000	132,636
Rolls-Royce PLC, 144A, 3.625%, 10/14/25	186,000	168,507
Spirit AeroSystems, Inc. 144A, 5.50%, 1/15/25	130,000	127,473
144A, 7.50%, 4/15/25	145,000	142,056
TransDigm, Inc. 144A, 8.00%, 12/15/25	195,000	199,965
144A, 6.25%, 3/15/26	1,015,000	998,481
6.375%, 6/15/26	205,000	197,045
7.50%, 3/15/27	125,000	122,049
Triumph Group, Inc. 144A, 8.875%, 6/1/24	138,000	139,930
144A, 6.25%, 9/15/24	71,000	65,142
7.75%, 8/15/25	118,000	99,544

(Cost $3,721,401)		3,620,583

Building Materials — 0.2%
JELD-WEN, Inc., 144A, 4.625%, 12/15/25	95,000	81,835
Standard Industries, Inc., 144A, 5.00%, 2/15/27	100,000	91,720

(Cost $192,762)		173,555

Electrical Components & Equipment — 0.4%
WESCO Distribution, Inc., 144A, 7.125%, 6/15/25 (Cost $335,370)	325,000	325,450

Electronics — 0.3%
Sensata Technologies BV 144A, 4.875%, 10/15/23	76,000	76,766
144A, 5.625%, 11/1/24	66,000	66,432
144A, 5.00%, 10/1/25	156,000	153,024

(Cost $312,245)		296,222

Engineering & Construction — 0.2%
Brand Industrial Services, Inc., 144A, 8.50%, 7/15/25 (Cost $200,896)	203,000	164,678

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Environmental Control — 0.7%
GFL Environmental, Inc. 144A, 4.25%, 6/1/25	$282,000	$269,618
144A, 3.75%, 8/1/25	130,000	122,995
Stericycle, Inc., 144A, 5.375%, 7/15/24	199,000	195,014

(Cost $618,209)		587,627

Machinery-Diversified — 0.4%
TK Elevator US Newco, Inc., 144A, 5.25%, 7/15/27 (Cost $337,092)	350,000	319,793

Miscellaneous Manufacturing — 0.4%
FXI Holdings, Inc. 144A, 7.875%, 11/1/24	140,000	116,298
144A, 12.25%, 11/15/26	185,000	154,656
Hillenbrand, Inc., 5.75%, 6/15/25	94,000	94,266

(Cost $434,290)		365,220

Packaging & Containers — 3.4%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 144A, 5.25%, 4/30/25	215,000	203,816
144A, 4.125%, 8/15/26	265,000	228,936
144A, 5.25%, 8/15/27	210,000	152,195
144A, 5.25%, 8/15/27	200,000	144,948
Ball Corp. 4.00%, 11/15/23	185,000	183,291
5.25%, 7/1/25	250,000	249,689
4.875%, 3/15/26	139,000	134,760
LABL, Inc. 144A, 6.75%, 7/15/26	185,000	176,025
144A, 10.50%, 7/15/27	150,000	141,976
Mauser Packaging Solutions Holding Co. 144A, 5.50%, 4/15/24	425,000	411,964
144A, 7.25%, 4/15/25	250,000	227,935
Owens-Brockway Glass Container, Inc. 144A, 5.875%, 8/15/23	136,000	135,347
144A, 6.625%, 5/13/27 (a)	100,000	93,027
Sealed Air Corp. 144A, 5.125%, 12/1/24	50,000	49,573
144A, 5.50%, 9/15/25	100,000	99,648
Trivium Packaging Finance BV 144A, 5.50%, 8/15/26	200,000	192,338
144A, 8.50%, 8/15/27	150,000	142,693

(Cost $3,128,133)		2,968,161

Trucking & Leasing — 0.2%
Fortress Transportation and Infrastructure Investors LLC, 144A, 6.50%, 10/1/25 (Cost $142,240)	141,000	131,599

Technology — 2.7%
Computers — 1.2%
Diebold Nixdorf, Inc. 8.50%, 4/15/24	89,000	54,250
144A, 9.375%, 7/15/25	165,000	135,672

	Principal Amount	Value
Computers (Continued)
Exela Intermediate LLC / Exela Finance, Inc., 144A, 11.50%, 7/15/26	$236,000	$76,896
Presidio Holdings, Inc., 144A, 4.875%, 2/1/27	100,000	93,712
Seagate HDD Cayman 4.75%, 6/1/23	110,000	109,301
4.875%, 3/1/24	97,000	95,226
4.75%, 1/1/25	133,000	130,129
4.875%, 6/1/27	100,000	94,482
Vericast Corp., 144A, 11.00%, 9/15/26	277,000	277,734

(Cost $1,235,853)		1,067,402

Office/Business Equipment — 0.3%
Pitney Bowes, Inc., 144A, 6.875%, 3/15/27	80,000	60,637
Xerox Corp., 4.625%, 3/15/23	36,000	35,835
Xerox Holdings Corp., 144A, 5.00%, 8/15/25	161,000	149,485

(Cost $270,894)		245,957

Semiconductors — 0.1%
ams-OSRAM AG, 144A, 7.00%, 7/31/25 (Cost $130,857)	125,000	119,443

Software — 1.1%
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/25	137,000	135,643
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A, 5.75%, 3/1/25	232,000	229,246
Fair Isaac Corp., 144A, 5.25%, 5/15/26	80,000	77,508
PTC, Inc., 144A, 3.625%, 2/15/25	162,000	152,436
Veritas US, Inc. / Veritas Bermuda Ltd., 144A, 7.50%, 9/1/25	403,000	310,612

(Cost $1,024,654)		905,445

Utilities — 2.2%
Electric — 1.6%
Calpine Corp., 144A, 5.25%, 6/1/26	134,000	130,255
DPL, Inc., 4.125%, 7/1/25	80,000	75,600
FirstEnergy Corp., Series B, 4.40%, 7/15/27	350,000	332,083
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/24	350,000	337,968
TransAlta Corp., 4.50%, 11/15/22	89,000	88,897

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Electric (Continued)
Vistra Operations Co. LLC 144A, 5.50%, 9/1/26	$230,000	$222,369
144A, 5.625%, 2/15/27	200,000	193,018

(Cost $1,448,909)		1,380,190

Gas — 0.6%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/24	121,000	119,341
5.50%, 5/20/25	107,000	101,685
5.875%, 8/20/26	175,000	166,828
5.75%, 5/20/27	113,000	106,659

(Cost $542,250)		494,513

TOTAL CORPORATE BONDS (Cost $91,426,385)		84,470,086

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00% (b)(c) (Cost $821,382)	821,382	$821,382

CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series “Institutional Shares”, 2.24% (b) (Cost $589,978)	589,978	589,978

TOTAL INVESTMENTS — 99.8% (Cost $92,837,745)		$85,881,446
Other assets and liabilities, net — 0.2%		197,728

NET ASSETS — 100.0%		$86,079,174

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2022	Value ($) at 8/31/2022
SECURITIES LENDING COLLATERAL — 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00% (b)(c)
1,323,612	—	(502,230	)(d)	—	—	6,595	—	821,382	821,382

CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series “Institutional Shares”, 2.24% (b)
5,311,866	23,071,063	(27,792,951)		—	—	4,079	—	589,978	589,978

6,635,478	23,071,063	(28,295,181)		—	—	10,674	—	1,411,360	1,411,360

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2022 amounted to $1,743,621, which is 2.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,002,868.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2022.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REIT:	Real Estate Investment Trust
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2022

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$84,470,086	$—	$84,470,086
Short-Term Investments (a)	1,411,360	—	—	1,411,360

TOTAL	$1,411,360	$84,470,086	$—	$85,881,446

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF

August 31, 2022

	Principal Amount	Value
CORPORATE BONDS — 98.5%
Basic Materials — 3.6%
Chemicals — 1.9%
Ashland LLC, 144A, 3.375%, 9/1/31	$1,763,000	$1,446,079
ASP Unifrax Holdings, Inc. 144A, 5.25%, 9/30/28	3,117,000	2,505,085
144A, 7.50%, 9/30/29 (a)	1,567,000	1,148,545
Avient Corp. 144A, 5.75%, 5/15/25	2,532,000	2,500,312
144A, 7.125%, 8/1/30	2,824,000	2,793,917
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/29 (a)	2,727,000	2,265,626
Chemours Co. 5.375%, 5/15/27	1,948,000	1,808,932
144A, 5.75%, 11/15/28	3,117,000	2,794,718
144A, 4.625%, 11/15/29	2,532,000	2,092,407
Consolidated Energy Finance SA 144A, 6.50%, 5/15/26	1,567,000	1,433,335
144A, 5.625%, 10/15/28	2,045,000	1,687,278
INEOS Quattro Finance 2 PLC, 144A, 3.375%, 1/15/26	1,959,000	1,697,983
Methanex Corp. 5.125%, 10/15/27	2,727,000	2,487,188
5.25%, 12/15/29	2,727,000	2,293,952
NOVA Chemicals Corp. 144A, 4.875%, 6/1/24	4,091,000	3,922,151
144A, 5.00%, 5/1/25	1,948,000	1,834,832
144A, 5.25%, 6/1/27	4,091,000	3,617,999
144A, 4.25%, 5/15/29 (a)	2,240,000	1,845,491
Olin Corp. 5.125%, 9/15/27	1,948,000	1,851,340
5.625%, 8/1/29	2,607,000	2,486,778
5.00%, 2/1/30 (a)	2,008,000	1,824,755
Olympus Water US Holding Corp. 144A, 4.25%, 10/1/28	3,175,000	2,585,879
144A, 6.25%, 10/1/29	1,569,000	1,186,705
SCIH Salt Holdings, Inc. 144A, 4.875%, 5/1/28	4,285,000	3,677,239
144A, 6.625%, 5/1/29	2,727,000	2,249,161
Tronox, Inc., 144A, 4.625%, 3/15/29	4,188,000	3,488,981
Valvoline, Inc. 144A, 4.25%, 2/15/30	2,331,000	2,275,522
144A, 3.625%, 6/15/31	2,086,000	1,683,183
WR Grace Holdings LLC 144A, 4.875%, 6/15/27	2,893,000	2,679,294
144A, 5.625%, 8/15/29	4,500,000	3,566,250

(Cost $81,242,391)		69,730,917

Forest Products & Paper — 0.1%
Mercer International, Inc., 5.125%, 2/1/29 (Cost $3,476,524)	3,397,000	2,970,761

Iron/Steel — 0.5%
Cleveland-Cliffs, Inc. 144A, 6.75%, 3/15/26	3,229,000	3,269,653
5.875%, 6/1/27	2,162,000	2,071,845

	Principal Amount	Value
Iron/Steel (Continued)
Mineral Resources Ltd. 144A, 8.125%, 5/1/27	$2,727,000	$2,736,884
144A, 8.00%, 11/1/27	2,435,000	2,432,820
144A, 8.50%, 5/1/30	2,435,000	2,457,121
United States Steel Corp., 6.875%, 3/1/29 (a)	2,727,000	2,675,910

(Cost $16,253,398)		15,644,233

Mining — 1.1%
Arconic Corp. 144A, 6.00%, 5/15/25	2,727,000	2,683,032
144A, 6.125%, 2/15/28	3,506,000	3,297,091
Constellium SE, 144A, 3.75%, 4/15/29	1,959,000	1,623,962
FMG Resources August 2006 Pty Ltd. 144A, 5.125%, 5/15/24 (a)	2,922,000	2,896,403
144A, 4.50%, 9/15/27	2,337,000	2,138,355
144A, 5.875%, 4/15/30	2,727,000	2,519,721
144A, 4.375%, 4/1/31	5,844,000	4,774,256
144A, 6.125%, 4/15/32	3,117,000	2,885,376
Hudbay Minerals, Inc. 144A, 4.50%, 4/1/26	2,337,000	2,124,333
144A, 6.125%, 4/1/29	2,337,000	2,060,699
Kaiser Aluminum Corp. 144A, 4.625%, 3/1/28	1,959,000	1,690,030
144A, 4.50%, 6/1/31	2,155,000	1,699,573
Novelis Corp. 144A, 3.25%, 11/15/26	2,922,000	2,606,117
144A, 4.75%, 1/30/30	6,233,000	5,430,190
144A, 3.875%, 8/15/31	2,922,000	2,363,577

(Cost $47,055,110)		40,792,715

Communications — 19.1%
Advertising — 0.9%
Clear Channel Outdoor Holdings, Inc. 144A, 5.125%, 8/15/27	4,870,000	4,367,854
144A, 7.75%, 4/15/28	3,896,000	3,176,019
144A, 7.50%, 6/1/29	4,091,000	3,308,494
CMG Media Corp., 144A, 8.875%, 12/15/27	3,954,000	3,406,886
Lamar Media Corp. 3.75%, 2/15/28	2,318,000	2,082,572
4.00%, 2/15/30	2,143,000	1,885,829
3.625%, 1/15/31	2,143,000	1,798,791
Outfront Media Capital LLC / Outfront Media Capital Corp. 144A, 6.25%, 6/15/25	1,567,000	1,555,049
144A, 5.00%, 8/15/27	2,532,000	2,321,072
144A, 4.25%, 1/15/29	1,959,000	1,648,775
144A, 4.625%, 3/15/30	1,959,000	1,636,999
Stagwell Global LLC, 144A, 5.625%, 8/15/29	4,285,000	3,640,793

(Cost $36,325,497)		30,829,133

Internet — 1.4%
Arches Buyer, Inc. 144A, 4.25%, 6/1/28	3,692,000	2,973,241
144A, 6.125%, 12/1/28	1,959,000	1,538,403

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Internet (Continued)
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 144A, 5.25%, 12/1/27	$2,337,000	$2,199,912
144A, 3.50%, 3/1/29	3,117,000	2,643,278
Match Group Holdings II LLC 144A, 5.00%, 12/15/27	1,755,000	1,612,713
144A, 4.625%, 6/1/28	1,934,000	1,724,393
144A, 4.125%, 8/1/30	1,948,000	1,614,593
144A, 3.625%, 10/1/31	1,959,000	1,540,343
NortonLifeLock, Inc., 144A, 5.00%, 4/15/25	4,285,000	4,229,295
Photo Holdings Merger Sub, Inc., 144A, 8.50%, 10/1/26	3,058,000	2,288,212
Twitter, Inc. 144A, 3.875%, 12/15/27 (a)	2,727,000	2,540,711
144A, 5.00%, 3/1/30	3,896,000	3,662,828
Uber Technologies, Inc. 144A, 7.50%, 5/15/25	3,896,000	3,928,734
144A, 8.00%, 11/1/26	5,844,000	5,910,982
144A, 7.50%, 9/15/27	4,675,000	4,686,641
144A, 6.25%, 1/15/28 (a)	1,948,000	1,862,999
144A, 4.50%, 8/15/29	5,844,000	5,051,408

(Cost $55,906,823)		50,008,686

Media — 10.2%
Altice Financing SA 144A, 5.00%, 1/15/28	4,675,000	3,780,010
144A, 5.75%, 8/15/29	7,986,000	6,451,450
AMC Networks, Inc. 5.00%, 4/1/24	1,567,000	1,530,034
4.75%, 8/1/25	3,117,000	2,891,146
4.25%, 2/15/29	3,896,000	3,185,370
Audacy Capital Corp. 144A, 6.50%, 5/1/27	1,803,000	593,025
144A, 6.75%, 3/31/29	2,116,000	639,685
Cable One, Inc., 144A, 4.00%, 11/15/30 (a)	2,532,000	2,112,486
CCO Holdings LLC / CCO Holdings Capital Corp. 144A, 5.50%, 5/1/26	2,922,000	2,896,491
144A, 5.125%, 5/1/27	12,661,000	12,034,280
144A, 5.00%, 2/1/28	9,739,000	8,936,385
144A, 5.375%, 6/1/29	5,844,000	5,345,507
144A, 6.375%, 9/1/29	5,844,000	5,664,297
144A, 4.75%, 3/1/30	11,882,000	10,226,719
144A, 4.50%, 8/15/30	10,713,000	9,022,489
144A, 4.25%, 2/1/31	11,687,000	9,550,616
144A, 4.75%, 2/1/32	4,675,000	3,875,435
4.50%, 5/1/32	11,273,000	9,147,758
144A, 4.50%, 6/1/33	6,818,000	5,360,959
144A, 4.25%, 1/15/34	7,791,000	5,941,494
CSC Holdings LLC 5.25%, 6/1/24	2,922,000	2,852,398
144A, 5.50%, 4/15/27	5,103,000	4,845,375
144A, 5.375%, 2/1/28	3,896,000	3,538,951
144A, 7.50%, 4/1/28	4,074,000	3,628,406
144A, 6.50%, 2/1/29	6,818,000	6,331,297

	Principal Amount	Value
Media (Continued)
144A, 5.75%, 1/15/30	$8,765,000	$6,798,704
144A, 4.125%, 12/1/30	4,285,000	3,432,178
144A, 4.625%, 12/1/30	9,058,000	6,605,592
144A, 3.375%, 2/15/31	3,896,000	2,924,844
144A, 4.50%, 11/15/31	5,844,000	4,588,066
144A, 5.00%, 11/15/31	1,959,000	1,399,063
Diamond Sports Group LLC / Diamond Sports Finance Co. 144A, 5.375%, 8/15/26	11,842,000	2,264,782
144A, 6.625%, 8/15/27	6,833,000	640,662
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 144A, 5.875%, 8/15/27	14,414,000	13,316,806
DISH DBS Corp. 5.875%, 11/15/24	7,790,000	7,059,376
7.75%, 7/1/26	7,774,000	6,129,177
144A, 5.25%, 12/1/26	10,713,000	8,865,007
7.375%, 7/1/28	3,892,000	2,555,799
144A, 5.75%, 12/1/28	9,739,000	7,496,723
5.125%, 6/1/29	5,843,000	3,470,800
Gray Escrow II, Inc., 144A, 5.375%, 11/15/31	5,064,000	4,286,119
Gray Television, Inc. 144A, 5.875%, 7/15/26	2,727,000	2,635,891
144A, 7.00%, 5/15/27 (a)	2,922,000	2,885,796
144A, 4.75%, 10/15/30	3,117,000	2,568,408
iHeartCommunications, Inc. 6.375%, 5/1/26	3,115,157	2,947,562
8.375%, 5/1/27	5,206,113	4,575,028
144A, 5.25%, 8/15/27	2,922,000	2,626,464
144A, 4.75%, 1/15/28	1,959,000	1,684,538
LCPR Senior Secured Financing DAC 144A, 6.75%, 10/15/27	4,523,000	4,276,496
144A, 5.125%, 7/15/29	3,194,000	2,751,615
McGraw-Hill Education, Inc. 144A, 5.75%, 8/1/28	3,506,000	3,090,471
144A, 8.00%, 8/1/29	2,824,000	2,454,141
News Corp. 144A, 3.875%, 5/15/29	3,896,000	3,397,098
144A, 5.125%, 2/15/32	1,948,000	1,795,111
Nexstar Media, Inc. 144A, 5.625%, 7/15/27	6,954,000	6,629,805
144A, 4.75%, 11/1/28	3,896,000	3,530,692
Radiate Holdco LLC / Radiate Finance, Inc. 144A, 4.50%, 9/15/26	3,506,000	3,028,307
144A, 6.50%, 9/15/28	3,896,000	2,908,403
Scripps Escrow II, Inc. 144A, 3.875%, 1/15/29	2,039,000	1,731,560
144A, 5.375%, 1/15/31 (a)	1,659,000	1,359,882
Sinclair Television Group, Inc. 144A, 5.50%, 3/1/30	1,959,000	1,538,995
144A, 4.125%, 12/1/30	2,922,000	2,389,495
Sirius XM Radio, Inc. 144A, 3.125%, 9/1/26	3,896,000	3,474,764
144A, 5.00%, 8/1/27	5,844,000	5,508,963
144A, 4.00%, 7/15/28	7,791,000	6,797,647

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Media (Continued)
144A, 5.50%, 7/1/29	$4,870,000	$4,559,172
144A, 4.125%, 7/1/30	5,844,000	4,958,517
144A, 3.875%, 9/1/31	5,844,000	4,726,160
TEGNA, Inc. 144A, 4.75%, 3/15/26	2,143,000	2,103,155
4.625%, 3/15/28	3,896,000	3,740,452
5.00%, 9/15/29	4,285,000	4,108,865
Telenet Finance Luxembourg Notes SARL, 144A, 5.50%, 3/1/28	3,800,000	3,488,400
Univision Communications, Inc. 144A, 5.125%, 2/15/25	5,763,000	5,573,974
144A, 6.625%, 6/1/27	5,844,000	5,646,971
144A, 4.50%, 5/1/29	4,091,000	3,585,761
144A, 7.375%, 6/30/30	3,506,000	3,484,087
UPC Broadband Finco BV, 144A, 4.875%, 7/15/31	4,870,000	4,218,564
UPC Holding BV, 144A, 5.50%, 1/15/28	1,772,000	1,519,827
Videotron Ltd. 144A, 5.375%, 6/15/24	2,344,000	2,331,202
144A, 5.125%, 4/15/27	2,337,500	2,195,392
144A, 3.625%, 6/15/29	1,959,000	1,628,631
Virgin Media Finance PLC, 144A, 5.00%, 7/15/30	3,604,000	2,853,251
Virgin Media Secured Finance PLC 144A, 5.50%, 5/15/29	5,551,000	4,988,240
144A, 4.50%, 8/15/30	3,565,000	2,974,814
VZ Secured Financing BV, 144A, 5.00%, 1/15/32	5,945,000	4,854,598
Ziggo Bond Co. BV 144A, 6.00%, 1/15/27	2,435,000	2,196,857
144A, 5.125%, 2/28/30	1,948,000	1,562,082
Ziggo BV, 144A, 4.875%, 1/15/30	3,861,000	3,265,029

(Cost $453,206,061)		369,366,894

Telecommunications — 6.6%
Altice France Holding SA 144A, 10.50%, 5/15/27	6,085,000	5,261,498
144A, 6.00%, 2/15/28	4,772,000	3,267,388
Altice France SA 144A, 8.125%, 2/1/27	6,818,000	6,460,055
144A, 5.50%, 1/15/28	4,285,000	3,493,946
144A, 5.125%, 1/15/29	1,861,000	1,447,836
144A, 5.125%, 7/15/29	9,739,000	7,410,503
144A, 5.50%, 10/15/29	7,791,000	6,162,175
Avaya, Inc., 144A, 6.125%, 9/15/28	3,896,000	2,136,527
C&W Senior Financing DAC, 144A, 6.875%, 9/15/27	4,753,000	4,225,536
CommScope Technologies LLC 144A, 6.00%, 6/15/25	5,064,000	4,602,062
144A, 5.00%, 3/15/27	2,922,000	2,310,513
CommScope, Inc. 144A, 6.00%, 3/1/26	5,844,000	5,530,177
144A, 8.25%, 3/1/27	3,896,000	3,345,690

	Principal Amount	Value
Telecommunications (Continued)
144A, 7.125%, 7/1/28 (a)	$2,727,000	$2,230,536
144A, 4.75%, 9/1/29	4,870,000	4,152,771
Connect Finco SARL / Connect US Finco LLC, 144A, 6.75%, 10/1/26	8,084,000	7,412,882
Consolidated Communications, Inc. 144A, 5.00%, 10/1/28	1,567,000	1,209,235
144A, 6.50%, 10/1/28	2,922,000	2,358,638
Frontier Communications Holdings LLC 144A, 5.875%, 10/15/27	4,480,000	4,187,098
144A, 5.00%, 5/1/28	6,038,000	5,299,734
144A, 6.75%, 5/1/29	3,896,000	3,365,151
5.875%, 11/1/29	2,922,685	2,389,938
144A, 6.00%, 1/15/30	3,896,000	3,217,161
144A, 8.75%, 5/15/30	4,675,000	4,826,938
Hughes Satellite Systems Corp. 5.25%, 8/1/26	2,914,000	2,779,927
6.625%, 8/1/26	2,917,500	2,765,469
Iliad Holding SASU 144A, 6.50%, 10/15/26	4,675,000	4,278,139
144A, 7.00%, 10/15/28	3,506,000	3,222,406
Intelsat Jackson Holdings SA, 144A, 6.50%, 3/15/30	11,687,000	10,623,249
Level 3 Financing, Inc. 144A, 4.625%, 9/15/27	3,896,000	3,447,707
144A, 4.25%, 7/1/28	4,675,000	3,891,821
144A, 3.625%, 1/15/29	3,272,000	2,630,950
144A, 3.75%, 7/15/29	3,506,000	2,821,278
Lumen Technologies, Inc. Series W, 6.75%, 12/1/23	2,922,000	2,959,080
Series Y, 7.50%, 4/1/24	3,896,000	3,932,233
5.625%, 4/1/25	1,948,000	1,892,320
144A, 5.125%, 12/15/26 (a)	4,825,000	4,175,507
144A, 4.00%, 2/15/27	4,870,000	4,242,208
144A, 4.50%, 1/15/29	3,896,000	2,912,260
144A, 5.375%, 6/15/29	3,896,000	3,042,308
Nokia OYJ, 4.375%, 6/12/27	1,948,000	1,859,882
Sprint Corp. 7.875%, 9/15/23	16,557,000	17,095,848
7.125%, 6/15/24	9,739,000	10,067,496
7.625%, 2/15/25	5,844,000	6,121,648
7.625%, 3/1/26	5,844,000	6,189,380
Switch Ltd. 144A, 3.75%, 9/15/28	2,337,000	2,320,124
144A, 4.125%, 6/15/29	1,948,000	1,946,049
Telecom Italia SpA, 144A, 5.303%, 5/30/24	5,844,000	5,632,506
Telesat Canada / Telesat LLC 144A, 5.625%, 12/6/26	1,959,000	1,147,065
144A, 4.875%, 6/1/27	1,558,000	847,163
VEON Holdings BV 144A, 4.95%, 6/16/24	2,120,000	1,563,627
144A, 4.00%, 4/9/25	2,226,000	1,396,882
Viasat, Inc. 144A, 5.625%, 9/15/25	2,727,000	2,411,318
144A, 5.625%, 4/15/27	2,337,000	2,153,405
144A, 6.50%, 7/15/28	1,567,000	1,211,918

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Telecommunications (Continued)
Vmed O2 UK Financing I PLC 144A, 4.25%, 1/31/31	$5,261,000	$4,252,045
144A, 4.75%, 7/15/31	5,454,000	4,506,368
Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A, 7.75%, 8/15/28 (a)	5,454,000	4,755,015
Zayo Group Holdings, Inc. 144A, 4.00%, 3/1/27	5,756,000	4,914,559
144A, 6.125%, 3/1/28	4,207,000	3,278,557

(Cost $279,381,150)		239,591,705

Consumer, Cyclical — 21.8%
Airlines — 1.2%
Air Canada, 144A, 3.875%, 8/15/26	4,675,000	4,177,954
American Airlines Group, Inc., 144A, 3.75%, 3/1/25 (a)	1,959,000	1,648,871
American Airlines, Inc., 144A, 11.75%, 7/15/25	9,739,000	10,774,158
Delta Air Lines, Inc. 2.90%, 10/28/24	3,506,000	3,292,134
7.375%, 1/15/26 (a)	3,339,000	3,405,480
4.375%, 4/19/28	1,608,000	1,415,683
3.75%, 10/28/29 (a)	1,857,000	1,510,948
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A, 5.75%, 1/20/26	4,675,542	4,274,147
United Airlines, Inc. 144A, 4.375%, 4/15/26	7,791,000	7,113,884
144A, 4.625%, 4/15/29	7,791,000	6,846,341

(Cost $49,748,618)		44,459,600

Apparel — 0.2%
Hanesbrands, Inc. 144A, 4.625%, 5/15/24	3,506,000	3,381,537
144A, 4.875%, 5/15/26	3,506,000	3,230,043

(Cost $7,300,981)		6,611,580

Auto Manufacturers — 3.7%
Allison Transmission, Inc. 144A, 4.75%, 10/1/27	1,567,000	1,459,943
144A, 5.875%, 6/1/29	1,948,000	1,834,270
144A, 3.75%, 1/30/31	3,896,000	3,157,026
Ford Motor Co. 9.00%, 4/22/25	4,239,000	4,746,486
4.346%, 12/8/26	5,844,000	5,612,513
9.625%, 4/22/30	1,683,000	1,970,914
3.25%, 2/12/32	9,796,000	7,683,297
6.10%, 8/19/32	6,600,000	6,436,122
Ford Motor Credit Co. LLC 3.37%, 11/17/23	3,896,000	3,801,756
3.81%, 1/9/24	2,922,000	2,859,747
5.584%, 3/18/24	5,844,000	5,820,167
3.664%, 9/8/24	2,922,000	2,804,243
4.063%, 11/1/24	5,844,000	5,680,456
2.30%, 2/10/25	4,870,000	4,446,310
4.687%, 6/9/25	2,337,000	2,247,037

	Principal Amount	Value
Auto Manufacturers (Continued)
5.125%, 6/16/25	$6,818,000	$6,660,061
4.134%, 8/4/25	5,454,000	5,159,429
3.375%, 11/13/25	8,181,000	7,480,215
GMTN, 4.389%, 1/8/26	4,675,000	4,391,508
4.542%, 8/1/26	2,922,000	2,729,691
2.70%, 8/10/26	5,844,000	5,092,168
4.271%, 1/9/27	3,506,000	3,217,186
4.95%, 5/28/27	5,844,000	5,494,646
4.125%, 8/17/27	4,870,000	4,395,175
3.815%, 11/2/27	2,922,000	2,576,035
2.90%, 2/16/28	2,922,000	2,449,220
2.90%, 2/10/29	3,130,000	2,538,852
5.113%, 5/3/29	5,793,000	5,396,150
4.00%, 11/13/30	6,465,000	5,408,813
3.625%, 6/17/31	3,903,000	3,165,235
Jaguar Land Rover Automotive PLC 144A, 7.75%, 10/15/25	2,727,000	2,502,175
144A, 4.50%, 10/1/27 (a)	1,959,000	1,441,689
144A, 5.875%, 1/15/28	2,522,000	1,922,054
144A, 5.50%, 7/15/29	1,944,000	1,370,084

(Cost $151,327,025)		133,950,673

Auto Parts & Equipment — 1.5%
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/26	3,095,000	2,868,090
American Axle & Manufacturing, Inc. 6.50%, 4/1/27	1,932,000	1,809,569
6.875%, 7/1/28 (a)	1,567,000	1,490,131
5.00%, 10/1/29 (a)	2,337,000	1,985,632
Clarios Global LP, 144A, 6.75%, 5/15/25	1,753,000	1,746,204
Clarios Global LP / Clarios US Finance Co. 144A, 6.25%, 5/15/26	3,506,000	3,471,185
144A, 8.50%, 5/15/27	7,597,000	7,421,889
Dana Financing Luxembourg SARL, 144A, 5.75%, 4/15/25	1,517,000	1,495,444
Dana, Inc. 5.375%, 11/15/27	1,567,000	1,399,159
5.625%, 6/15/28	1,567,000	1,408,559
4.25%, 9/1/30	1,567,000	1,267,332
Goodyear Tire & Rubber Co. 9.50%, 5/31/25	3,117,000	3,261,130
5.00%, 5/31/26 (a)	3,506,000	3,387,550
4.875%, 3/15/27 (a)	2,727,000	2,564,266
5.00%, 7/15/29 (a)	3,290,000	2,953,433
5.25%, 4/30/31 (a)	2,143,000	1,871,617
5.25%, 7/15/31 (a)	2,337,000	2,017,813
5.625%, 4/30/33	1,763,000	1,527,613
Tenneco, Inc. 5.00%, 7/15/26	1,909,000	1,825,827
144A, 7.875%, 1/15/29	2,010,000	2,003,061
144A, 5.125%, 4/15/29	2,948,000	2,876,945
ZF North America Capital, Inc., 144A, 4.75%, 4/29/25	4,197,000	3,892,714

(Cost $59,739,407)		54,545,163

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Distribution/Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc. 144A, 4.00%, 1/15/28	$2,718,000	$2,462,862
144A, 3.875%, 11/15/29	1,567,000	1,286,053
H&E Equipment Services, Inc., 144A, 3.875%, 12/15/28	4,870,000	4,120,702
Wesco Aircraft Holdings, Inc., 144A, 13.125%, 11/15/27	2,057,000	683,952

(Cost $11,103,770)		8,553,569

Entertainment — 3.4%
AMC Entertainment Holdings, Inc. 144A,, 6/15/26	5,592,730	4,495,856
144A, 7.50%, 2/15/29	3,701,000	3,187,523
Banijay Entertainment SASU, 144A, 5.375%, 3/1/25	1,579,000	1,490,856
Caesars Entertainment, Inc. 144A, 6.25%, 7/1/25	13,245,000	12,949,637
144A, 8.125%, 7/1/27	7,012,000	6,908,152
144A, 4.625%, 10/15/29	4,675,000	3,780,883
Caesars Resort Collection LLC / CRC Finco, Inc., 144A, 5.75%, 7/1/25	3,896,000	3,822,989
CDI Escrow Issuer, Inc., 144A, 5.75%, 4/1/30	4,675,000	4,336,951
Cedar Fair LP, 5.25%, 7/15/29 (a)	1,948,000	1,784,246
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op 144A, 5.50%, 5/1/25	3,896,000	3,826,690
5.375%, 4/15/27	1,948,000	1,840,646
Churchill Downs, Inc. 144A, 5.50%, 4/1/27	2,337,000	2,243,609
144A, 4.75%, 1/15/28	2,727,000	2,484,911
Cinemark USA, Inc. 144A, 5.875%, 3/15/26	1,587,000	1,410,311
144A, 5.25%, 7/15/28	2,980,000	2,412,105
International Game Technology PLC 144A, 6.50%, 2/15/25	4,285,000	4,258,240
144A, 4.125%, 4/15/26	2,922,000	2,682,396
144A, 6.25%, 1/15/27	2,922,000	2,865,079
144A, 5.25%, 1/15/29	2,906,000	2,717,415
Live Nation Entertainment, Inc. 144A, 4.875%, 11/1/24	2,240,000	2,171,142
144A, 6.50%, 5/15/27	4,675,000	4,673,551
144A, 4.75%, 10/15/27 (a)	3,701,000	3,374,072
144A, 3.75%, 1/15/28	1,959,000	1,719,453
Mohegan Gaming & Entertainment 144A, 7.875%, 10/15/24	1,504,000	1,537,186
144A, 8.00%, 2/1/26	4,577,000	4,005,676
Penn Entertainment, Inc. 144A, 5.625%, 1/15/27	1,558,000	1,427,268
144A, 4.125%, 7/1/29	1,564,000	1,265,393
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp. 144A, 5.625%, 9/1/29	2,922,000	2,169,877
144A, 5.875%, 9/1/31	2,922,000	2,046,335

	Principal Amount	Value
Entertainment (Continued)
Resorts World Las Vegas LLC / RWLV Capital, Inc., 144A, 4.625%, 4/16/29	$3,895,000	$3,197,136
Scientific Games International, Inc. 144A, 8.625%, 7/1/25	2,143,000	2,205,886
144A, 7.00%, 5/15/28	2,727,000	2,672,705
144A, 7.25%, 11/15/29	1,948,000	1,918,780
Six Flags Entertainment Corp. 144A, 4.875%, 7/31/24	3,896,000	3,743,813
144A, 5.50%, 4/15/27 (a)	1,948,000	1,788,459
Vail Resorts, Inc., 144A, 6.25%, 5/15/25	2,337,000	2,343,357
WMG Acquisition Corp. 144A, 3.75%, 12/1/29	2,104,000	1,801,550
144A, 3.875%, 7/15/30	2,084,000	1,781,169
144A, 3.00%, 2/15/31	3,117,000	2,479,745
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 144A, 7.75%, 4/15/25	2,337,000	2,333,191
144A, 5.125%, 10/1/29	2,922,000	2,456,350

(Cost $137,037,958)		122,610,589

Food Service — 0.4%
Aramark Services, Inc. 144A, 5.00%, 4/1/25	2,337,000	2,285,352
144A, 6.375%, 5/1/25	5,844,000	5,800,229
144A, 5.00%, 2/1/28	4,480,000	4,128,118
TKC Holdings, Inc. 144A, 6.875%, 5/15/28	1,665,000	1,405,243
144A, 10.50%, 5/15/29	2,630,000	2,111,166

(Cost $17,384,503)		15,730,108

Home Builders — 0.6%
Ashton Woods USA LLC / Ashton Woods Finance Co., 144A, 4.625%, 4/1/30	1,547,000	1,222,471
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 144A, 6.25%, 9/15/27	2,326,000	2,070,349
144A, 4.875%, 2/15/30	1,959,000	1,510,927
Century Communities, Inc. 6.75%, 6/1/27	1,948,000	1,913,482
144A, 3.875%, 8/15/29	1,959,000	1,584,508
Mattamy Group Corp. 144A, 5.25%, 12/15/27	1,959,000	1,727,813
144A, 4.625%, 3/1/30	2,326,000	1,886,841
Meritage Homes Corp. 6.00%, 6/1/25	1,547,000	1,548,060
144A, 3.875%, 4/15/29	1,763,000	1,500,480
Taylor Morrison Communities, Inc. 144A, 5.875%, 6/15/27	1,924,000	1,861,528
144A, 5.75%, 1/15/28	1,763,000	1,617,100
144A, 5.125%, 8/1/30	1,959,000	1,683,702

(Cost $23,853,418)		20,127,261

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Home Furnishings — 0.1%
Tempur Sealy International, Inc. 144A, 4.00%, 4/15/29	$3,117,000	$2,565,621
144A, 3.875%, 10/15/31	3,117,000	2,403,869

(Cost $6,245,403)		4,969,490

Housewares — 0.4%
Newell Brands, Inc. 4.875%, 6/1/25	1,948,000	1,912,556
4.45%, 4/1/26	7,791,000	7,337,330
Scotts Miracle-Gro Co. 4.50%, 10/15/29 (a)	1,611,000	1,292,827
4.00%, 4/1/31	1,861,000	1,400,403
4.375%, 2/1/32	1,537,000	1,162,495

(Cost $15,549,941)		13,105,611

Leisure Time — 2.4%
Carnival Corp. 144A, 10.50%, 2/1/26	3,019,000	3,113,495
144A, 7.625%, 3/1/26 (a)	5,649,000	4,809,276
144A, 5.75%, 3/1/27	13,635,000	10,646,140
144A, 9.875%, 8/1/27	3,506,000	3,523,837
144A, 4.00%, 8/1/28	9,371,000	7,812,978
144A, 6.00%, 5/1/29	7,791,000	5,894,482
144A, 10.50%, 6/1/30	3,896,000	3,569,613
Life Time, Inc. 144A, 5.75%, 1/15/26	3,604,000	3,252,538
144A, 8.00%, 4/15/26	1,850,000	1,636,057
NCL Corp. Ltd. 144A, 3.625%, 12/15/24	2,201,000	1,910,623
144A, 5.875%, 3/15/26	5,551,000	4,496,310
144A, 5.875%, 2/15/27	3,896,000	3,536,360
144A, 7.75%, 2/15/29	2,337,000	1,902,550
Royal Caribbean Cruises Ltd. 144A, 11.50%, 6/1/25	5,423,000	5,755,484
144A, 4.25%, 7/1/26	2,532,000	1,949,042
144A, 5.50%, 8/31/26	3,896,000	3,170,760
144A, 5.375%, 7/15/27	3,896,000	3,028,890
144A, 11.625%, 8/15/27	4,870,000	4,792,275
3.70%, 3/15/28 (a)	1,948,000	1,327,250
144A, 5.50%, 4/1/28 (a)	5,844,000	4,501,867
Viking Cruises Ltd. 144A, 13.00%, 5/15/25	2,630,000	2,763,943
144A, 5.875%, 9/15/27	3,214,000	2,592,139
144A, 7.00%, 2/15/29	1,959,000	1,573,951

(Cost $103,833,563)		87,559,860

Lodging — 2.5%
Boyd Gaming Corp. 4.75%, 12/1/27	3,895,000	3,641,358
144A, 4.75%, 6/15/31	3,506,000	3,056,355
Hilton Domestic Operating Co., Inc. 144A, 5.375%, 5/1/25	1,948,000	1,935,785
144A, 5.75%, 5/1/28	1,948,000	1,906,965
144A, 3.75%, 5/1/29	3,117,000	2,695,239
4.875%, 1/15/30	3,896,000	3,565,269
144A, 4.00%, 5/1/31	4,285,000	3,627,628
144A, 3.625%, 2/15/32	5,844,000	4,726,335

	Principal Amount	Value
Lodging (Continued)
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc 144A, 5.00%, 6/1/29	$3,311,000	$2,934,539
144A, 4.875%, 7/1/31	1,959,000	1,619,780
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.875%, 4/1/27	2,337,000	2,234,768
Las Vegas Sands Corp. 3.20%, 8/8/24	6,818,000	6,457,599
2.90%, 6/25/25	1,948,000	1,797,817
3.50%, 8/18/26	3,896,000	3,504,117
3.90%, 8/8/29	2,922,000	2,495,477
Marriott Ownership Resorts, Inc., 144A, 4.50%, 6/15/29	1,959,000	1,654,542
Melco Resorts Finance Ltd. 144A, 4.875%, 6/6/25	3,896,000	2,976,622
144A, 5.25%, 4/26/26 (a)	1,959,000	1,444,008
144A, 5.625%, 7/17/27	2,337,000	1,661,273
144A, 5.75%, 7/21/28	3,311,000	2,253,135
144A, 5.375%, 12/4/29	4,480,000	2,924,745
MGM Resorts International 6.75%, 5/1/25	2,922,000	2,924,002
5.75%, 6/15/25 (a)	2,630,000	2,555,439
4.625%, 9/1/26	1,567,000	1,427,811
5.50%, 4/15/27	2,630,000	2,438,477
4.75%, 10/15/28	2,922,000	2,572,054
Station Casinos LLC 144A, 4.50%, 2/15/28	2,682,000	2,314,264
144A, 4.625%, 12/1/31	1,959,000	1,624,246
Travel + Leisure Co. 144A, 6.625%, 7/31/26	2,532,000	2,458,192
6.00%, 4/1/27	1,567,000	1,490,123
144A, 4.50%, 12/1/29	2,532,000	2,062,211
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 144A, 5.50%, 3/1/25	7,012,000	6,723,632
144A, 5.25%, 5/15/27	3,506,000	3,168,337

(Cost $104,736,089)		90,872,144

Retail — 5.0%
1011778 BC ULC / New Red Finance, Inc. 144A, 5.75%, 4/15/25	1,948,000	1,961,168
144A, 3.875%, 1/15/28	6,038,000	5,375,873
144A, 4.375%, 1/15/28	2,922,000	2,616,983
144A, 3.50%, 2/15/29	2,922,000	2,517,639
144A, 4.00%, 10/15/30	11,298,000	9,253,119
Asbury Automotive Group, Inc. 4.50%, 3/1/28	1,587,000	1,419,468
144A, 4.625%, 11/15/29	3,110,000	2,670,619
4.75%, 3/1/30	1,744,000	1,489,158
144A, 5.00%, 2/15/32	2,331,000	1,950,604
Bath & Body Works, Inc. 5.25%, 2/1/28	1,959,000	1,758,095
7.50%, 6/15/29 (a)	1,948,000	1,875,544
144A, 6.625%, 10/1/30	3,883,000	3,532,365

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Retail (Continued)
Carvana Co. 144A,5.625%, 10/1/25 (a)	$1,934,000	$1,451,822
144A, 5.50%, 4/15/27	2,351,000	1,527,462
144A, 5.875%, 10/1/28 (a)	2,331,000	1,401,898
144A, 4.875%, 9/1/29	2,922,000	1,665,540
144A, 10.25%, 5/1/30	12,759,000	10,159,545
eG Global Finance PLC 144A, 6.75%, 2/7/25	2,922,000	2,765,132
144A, 8.50%, 10/30/25	2,474,000	2,313,784
Ferrellgas LP / Ferrellgas Finance Corp. 144A, 5.375%, 4/1/26	2,532,000	2,206,638
144A, 5.875%, 4/1/29	3,214,000	2,624,215
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 144A, 4.625%, 1/15/29	3,896,000	3,433,964
144A, 6.75%, 1/15/30	4,870,000	3,979,764
FirstCash, Inc. 144A, 4.625%, 9/1/28	1,959,000	1,698,871
144A, 5.625%, 1/1/30	2,143,000	1,920,835
Gap, Inc. 144A, 3.625%, 10/1/29	2,922,000	2,035,129
144A, 3.875%, 10/1/31 (a)	2,922,000	2,030,790
Guitar Center, Inc., 144A, 8.50%, 1/15/26	2,143,000	1,985,425
IRB Holding Corp., 144A, 7.00%, 6/15/25	2,922,000	2,938,933
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A, 4.75%, 6/1/27	2,922,000	2,809,474
LBM Acquisition LLC, 144A, 6.25%, 1/15/29	3,194,000	2,391,510
LCM Investments Holdings II LLC, 144A, 4.875%, 5/1/29	3,896,000	3,258,183
Lithia Motors, Inc. 144A, 4.625%, 12/15/27	1,567,000	1,453,361
144A, 3.875%, 6/1/29	3,117,000	2,655,996
144A, 4.375%, 1/15/31	2,143,000	1,888,808
Macy’s Retail Holdings LLC 144A, 5.875%, 4/1/29 (a)	1,959,000	1,697,699
144A, 5.875%, 3/15/30	1,665,000	1,425,839
144A, 6.125%, 3/15/32	1,642,000	1,386,324
Michaels Cos., Inc. 144A, 5.25%, 5/1/28	3,311,000	2,552,351
144A, 7.875%, 5/1/29	5,064,000	3,375,283
Murphy Oil USA, Inc. 4.75%, 9/15/29	1,934,000	1,776,025
144A, 3.75%, 2/15/31 (a)	1,959,000	1,649,850
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A, 7.125%, 4/1/26	4,285,000	4,016,326
Nordstrom, Inc. 4.375%, 4/1/30	1,959,000	1,512,632
4.25%, 8/1/31	1,644,000	1,207,761
Party City Holdings, Inc., 144A, 8.75%, 2/15/26 (a)	2,922,000	1,918,585

	Principal Amount	Value
Retail (Continued)
Penske Automotive Group, Inc. 3.50%, 9/1/25	$2,135,000	$2,007,706
3.75%, 6/15/29	1,959,000	1,659,665
PetSmart, Inc. / PetSmart Finance Corp. 144A, 4.75%, 2/15/28	4,675,000	4,174,485
144A, 7.75%, 2/15/29	4,480,000	4,216,800
QVC, Inc. 4.85%, 4/1/24	2,321,000	2,236,376
4.45%, 2/15/25	2,337,000	2,149,701
4.75%, 2/15/27	2,240,000	1,853,466
4.375%, 9/1/28	1,959,000	1,498,371
Rite Aid Corp. 144A, 7.50%, 7/1/25	1,901,000	1,621,582
144A, 8.00%, 11/15/26	3,300,000	2,695,242
Sonic Automotive, Inc. 144A, 4.625%, 11/15/29	2,522,000	2,155,465
144A, 4.875%, 11/15/31	1,959,000	1,636,157
SRS Distribution, Inc. 144A, 4.625%, 7/1/28	2,532,000	2,245,369
144A, 6.125%, 7/1/29	1,763,000	1,464,930
144A, 6.00%, 12/1/29	3,301,000	2,692,551
Staples, Inc. 144A, 7.50%, 4/15/26	7,791,000	6,593,367
144A, 10.75%, 4/15/27 (a)	3,896,000	2,869,423
Suburban Propane Partners LP/Suburban Energy Finance Corp., 144A, 5.00%, 6/1/31	2,532,000	2,240,049
Yum! Brands, Inc. 144A, 4.75%, 1/15/30	3,117,000	2,844,527
3.625%, 3/15/31	4,091,000	3,451,209
4.625%, 1/31/32	4,285,000	3,791,797
5.375%, 4/1/32	3,896,000	3,604,209

(Cost $214,436,860)		179,238,836

Toys/Games/Hobbies — 0.2%
Mattel, Inc. 144A, 3.375%, 4/1/26	2,337,000	2,127,418
144A, 5.875%, 12/15/27	2,337,000	2,331,157
144A, 3.75%, 4/1/29	2,337,000	2,086,661

(Cost $7,226,920)		6,545,236

Consumer, Non-cyclical — 17.4%
Agriculture — 0.3%
Darling Ingredients, Inc. 144A, 5.25%, 4/15/27	1,948,000	1,913,930
144A, 6.00%, 6/15/30	3,896,000	3,906,363
Vector Group Ltd. 144A, 10.50%, 11/1/26	2,162,000	2,095,979
144A, 5.75%, 2/1/29	3,409,000	2,960,631

(Cost $11,607,062)		10,876,903

Beverages — 0.1%
Primo Water Holdings, Inc., 144A, 4.375%, 4/30/29 (Cost $2,894,417)	2,922,000	2,502,754

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Biotechnology — 0.1%
Grifols Escrow Issuer SA, 144A, 4.75%, 10/15/28 (Cost $2,591,897)	$2,746,000	$2,292,568

Commercial Services — 4.1%
ADT Security Corp., 144A, 4.125%, 8/1/29	3,896,000	3,350,482
Allied Universal Holdco LLC / Allied Universal Finance Corp. 144A, 6.625%, 7/15/26	7,558,000	7,085,625
144A, 9.75%, 7/15/27	4,091,000	3,696,104
144A, 6.00%, 6/1/29	3,740,000	2,790,553
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL, 144A, 4.625%, 6/1/28	4,772,000	4,045,170
APX Group, Inc. 144A, 6.75%, 2/15/27	2,337,000	2,292,135
144A, 5.75%, 7/15/29 (a)	3,117,000	2,553,016
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 144A, 5.75%, 7/15/27 (a)	1,567,000	1,486,911
144A, 4.75%, 4/1/28 (a)	1,959,000	1,713,312
144A, 5.375%, 3/1/29 (a)	2,337,000	2,060,451
Block, Inc. 2.75%, 6/1/26	3,896,000	3,465,161
3.50%, 6/1/31 (a)	3,896,000	3,210,830
Brink’s Co. 144A, 5.50%, 7/15/25	1,567,000	1,534,861
144A, 4.625%, 10/15/27	2,337,000	2,106,467
CoreCivic, Inc., 8.25%, 4/15/26	2,630,000	2,625,281
Garda World Security Corp. 144A, 4.625%, 2/15/27	2,221,000	1,955,324
144A, 9.50%, 11/1/27	2,354,000	2,148,919
144A, 6.00%, 6/1/29	1,944,000	1,509,691
Gartner, Inc. 144A, 4.50%, 7/1/28	3,117,000	2,882,680
144A, 3.625%, 6/15/29	2,337,000	2,012,940
144A, 3.75%, 10/1/30	3,117,000	2,677,160
Grand Canyon University, 4.125%, 10/1/24	1,948,000	1,852,080
Herc Holdings, Inc., 144A, 5.50%, 7/15/27	4,675,000	4,425,284
Hertz Corp.
144A, 4.625%, 12/1/26	1,959,000	1,670,234
144A, 5.00%, 12/1/29	3,896,000	3,140,840
MPH Acquisition Holdings LLC 144A, 5.50%, 9/1/28	4,091,000	3,494,225
144A, 5.75%, 11/1/28 (a)	5,064,000	4,035,641
Nielsen Co. Luxembourg SARL, 144A, 5.00%, 2/1/25 (a)	1,874,000	1,884,813
Nielsen Finance LLC / Nielsen Finance Co. 144A, 5.625%, 10/1/28	4,030,000	4,044,669
144A, 4.50%, 7/15/29	2,519,000	2,526,355
144A, 5.875%, 10/1/30	3,102,000	3,106,734
144A, 4.75%, 7/15/31	2,530,000	2,517,375

	Principal Amount	Value
Commercial Services (Continued)
Prime Security Services Borrower LLC / Prime Finance, Inc. 144A, 5.25%, 4/15/24	$2,922,000	$2,899,172
144A, 5.75%, 4/15/26	5,259,000	5,068,043
144A, 3.375%, 8/31/27	3,896,000	3,357,807
144A, 6.25%, 1/15/28 (a)	5,064,000	4,493,338
Sabre GLBL, Inc. 144A, 9.25%, 4/15/25	3,019,000	2,986,259
144A, 7.375%, 9/1/25	3,311,000	3,141,311
Service Corp. International 4.625%, 12/15/27	2,143,000	2,014,849
5.125%, 6/1/29	2,922,000	2,772,116
3.375%, 8/15/30	3,311,000	2,734,307
4.00%, 5/15/31	3,117,000	2,669,930
Sotheby’s, 144A, 7.375%, 10/15/27	2,980,000	2,813,939
United Rentals North America, Inc. 5.50%, 5/15/27	1,948,000	1,936,789
4.875%, 1/15/28	6,503,000	6,088,288
5.25%, 1/15/30	2,922,000	2,769,472
4.00%, 7/15/30	2,922,000	2,546,339
3.875%, 2/15/31	4,285,000	3,711,131
3.75%, 1/15/32	2,922,000	2,434,173
Verscend Escrow Corp., 144A, 9.75%, 8/15/26	4,285,000	4,333,420
Williams Scotsman International, Inc., 144A, 4.625%, 8/15/28	1,959,000	1,763,746

(Cost $169,837,624)		150,435,752

Cosmetics/Personal Care — 0.3%
Coty, Inc. 144A, 5.00%, 4/15/26	3,506,000	3,326,773
144A, 6.50%, 4/15/26 (a)	2,143,000	2,047,379
Edgewell Personal Care Co. 144A, 5.50%, 6/1/28	2,909,000	2,689,909
144A, 4.125%, 4/1/29	1,959,000	1,686,396

(Cost $10,719,129)		9,750,457

Food — 2.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 144A, 3.25%, 3/15/26	2,922,000	2,638,420
144A, 7.50%, 3/15/26	2,337,000	2,384,710
144A, 4.625%, 1/15/27	5,259,000	4,805,566
144A, 5.875%, 2/15/28	2,922,000	2,787,771
144A, 3.50%, 3/15/29	5,259,000	4,328,420
144A, 4.875%, 2/15/30	3,896,000	3,418,740
B&G Foods, Inc. 5.25%, 4/1/25	3,506,000	3,124,109
5.25%, 9/15/27	2,143,000	1,789,405
Lamb Weston Holdings, Inc. 144A, 4.875%, 5/15/28	1,948,000	1,859,717
144A, 4.125%, 1/31/30	3,779,000	3,413,117
144A, 4.375%, 1/31/32	2,727,000	2,418,177
Performance Food Group, Inc. 144A, 5.50%, 10/15/27	4,129,000	3,885,519
144A, 4.25%, 8/1/29	3,896,000	3,350,501

See Notes to Financial Statements.	57

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Food (Continued)
Pilgrim’s Pride Corp. 144A, 5.875%, 9/30/27	$3,311,000	$3,265,921
144A, 4.25%, 4/15/31	3,896,000	3,361,196
144A, 3.50%, 3/1/32	3,506,000	2,850,518
Post Holdings, Inc. 144A, 5.75%, 3/1/27	1,789,000	1,750,644
144A, 5.625%, 1/15/28	3,666,000	3,486,714
144A, 5.50%, 12/15/29	4,870,000	4,468,274
144A, 4.625%, 4/15/30	5,883,000	5,116,386
144A, 4.50%, 9/15/31	5,295,000	4,508,904
Sigma Holdco BV, 144A, 7.875%, 5/15/26	1,910,000	1,365,834
US Foods, Inc. 144A, 6.25%, 4/15/25	3,896,000	3,920,097
144A, 4.75%, 2/15/29	3,506,000	3,129,070
144A, 4.625%, 6/1/30	1,959,000	1,692,272

(Cost $90,127,981)		79,120,002

Healthcare-Products — 1.1%
Avantor Funding, Inc. 144A, 4.625%, 7/15/28	6,038,000	5,502,429
144A, 3.875%, 11/1/29	3,117,000	2,702,413
Hologic, Inc. 144A, 4.625%, 2/1/28	1,558,000	1,454,845
144A, 3.25%, 2/15/29	3,701,000	3,162,060
Medline Borrower LP 144A, 3.875%, 4/1/29	17,531,000	14,879,436
144A, 5.25%, 10/1/29 (a)	9,739,000	8,196,732
Teleflex, Inc. 4.625%, 11/15/27	1,948,000	1,826,347
144A, 4.25%, 6/1/28	1,948,000	1,772,820

(Cost $45,861,595)		39,497,082

Healthcare-Services — 5.8%
Catalent Pharma Solutions, Inc. 144A, 5.00%, 7/15/27	1,948,000	1,840,977
144A, 3.125%, 2/15/29	2,155,000	1,791,044
144A, 3.50%, 4/1/30	2,532,000	2,088,900
Centene Corp. 4.25%, 12/15/27	9,730,000	9,254,008
2.45%, 7/15/28	8,960,000	7,569,587
4.625%, 12/15/29	13,635,000	12,863,941
3.375%, 2/15/30	7,781,000	6,689,248
3.00%, 10/15/30	8,571,000	7,163,642
2.50%, 3/1/31	8,571,000	6,851,486
2.625%, 8/1/31	5,064,000	4,058,745
Charles River Laboratories International, Inc. 144A, 4.25%, 5/1/28	1,948,000	1,788,722
144A, 3.75%, 3/15/29	1,959,000	1,691,469
144A, 4.00%, 3/15/31	1,959,000	1,665,868
CHS/Community Health Systems, Inc. 144A, 8.00%, 3/15/26	8,184,000	7,662,270
144A, 5.625%, 3/15/27	7,402,000	6,290,886
144A, 8.00%, 12/15/27	2,727,000	2,401,261
144A, 6.875%, 4/1/28	2,988,000	1,561,277
144A, 6.00%, 1/15/29	3,506,000	2,883,343

	Principal Amount	Value
Healthcare-Services (Continued)
144A, 6.875%, 4/15/29 (a)	$6,915,000	$4,332,559
144A, 6.125%, 4/1/30	5,610,000	3,486,671
144A, 5.25%, 5/15/30	5,980,000	4,537,415
144A, 4.75%, 2/15/31 (a)	4,266,000	3,155,560
DaVita, Inc. 144A, 4.625%, 6/1/30	10,713,000	8,637,570
144A, 3.75%, 2/15/31	5,844,000	4,310,242
Encompass Health Corp. 4.50%, 2/1/28	3,117,000	2,731,439
4.75%, 2/1/30	3,117,000	2,670,947
4.625%, 4/1/31	1,567,000	1,296,373
IQVIA, Inc. 144A, 5.00%, 10/15/26	4,091,000	3,968,475
144A, 5.00%, 5/15/27	4,285,000	4,148,716
Legacy LifePoint Health LLC 144A, 6.75%, 4/15/25	2,284,000	2,245,846
144A, 4.375%, 2/15/27	2,337,000	2,034,802
LifePoint Health, Inc., 144A, 5.375%, 1/15/29	1,948,000	1,479,272
ModivCare, Inc., 144A, 5.875%, 11/15/25	1,948,000	1,837,238
Molina Healthcare, Inc. 144A, 4.375%, 6/15/28	3,117,000	2,880,529
144A, 3.875%, 11/15/30	2,532,000	2,195,611
144A, 3.875%, 5/15/32	2,922,000	2,519,305
Radiology Partners, Inc., 144A, 9.25%, 2/1/28	2,766,000	2,123,377
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A, 9.75%, 12/1/26	5,551,000	5,306,481
Select Medical Corp., 144A, 6.25%, 8/15/26	4,772,000	4,570,860
Tenet Healthcare Corp. 4.625%, 7/15/24	3,000,000	2,941,500
144A, 4.625%, 9/1/24	2,337,000	2,275,288
144A, 4.875%, 1/1/26	8,181,000	7,807,333
144A, 6.25%, 2/1/27	5,844,000	5,642,382
144A, 5.125%, 11/1/27	5,844,000	5,421,040
144A, 4.625%, 6/15/28	2,337,000	2,127,558
144A, 6.125%, 10/1/28	9,739,000	8,947,852
144A, 4.25%, 6/1/29	5,454,000	4,733,472
144A, 4.375%, 1/15/30	5,649,000	4,942,875
144A, 6.125%, 6/15/30	7,791,000	7,518,705

(Cost $245,123,719)		208,943,967

Household Products/Wares — 0.2%
Central Garden & Pet Co. 4.125%, 10/15/30	1,939,000	1,617,213
144A, 4.125%, 4/30/31	1,567,000	1,285,578
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 144A, 5.00%, 12/31/26	1,850,000	1,678,505
144A, 7.00%, 12/31/27	2,045,000	1,690,162
Spectrum Brands, Inc. 5.75%, 7/15/25	1,743,000	1,702,652
144A, 3.875%, 3/15/31	1,959,000	1,522,319

(Cost $11,198,046)		9,496,429

See Notes to Financial Statements.	58

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Pharmaceuticals — 3.2%
AdaptHealth LLC 144A, 4.625%, 8/1/29	$1,959,000	$1,634,002
144A, 5.125%, 3/1/30	2,337,000	1,998,462
Bausch Health Americas, Inc.
144A, 9.25%, 4/1/26	5,844,000	3,442,993
144A, 8.50%, 1/31/27	6,818,000	3,216,255
Bausch Health Cos., Inc. 144A, 5.50%, 11/1/25	6,818,000	5,667,190
144A, 9.00%, 12/15/25	5,844,000	3,707,288
144A, 6.125%, 2/1/27	3,896,000	2,914,364
144A, 5.75%, 8/15/27 (a)	1,959,000	1,431,745
144A, 7.00%, 1/15/28	2,919,000	1,104,769
144A, 5.00%, 1/30/28	4,870,000	1,846,266
144A, 4.875%, 6/1/28	6,233,000	4,308,624
144A, 5.00%, 2/15/29	3,893,000	1,524,109
144A, 6.25%, 2/15/29	5,844,000	2,215,460
144A, 7.25%, 5/30/29	2,919,000	1,142,905
144A, 5.25%, 1/30/30	4,870,000	1,857,978
144A, 5.25%, 2/15/31	3,893,000	1,543,672
Cheplapharm Arzneimittel GmbH, 144A, 5.50%, 1/15/28	1,959,000	1,683,806
Elanco Animal Health, Inc., 6.40%, 8/28/28	2,850,000	2,668,141
HLF Financing Sarl LLC / Herbalife International, Inc., 144A, 4.875%, 6/1/29	2,337,000	1,846,419
Jazz Securities DAC, 144A, 4.375%, 1/15/29	5,844,000	5,278,242
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 144A, 10.00%, 4/15/25	1,940,000	1,748,270
144A, 11.50%, 12/15/28	2,522,000	2,272,952
Organon & Co. / Organon Foreign Debt Co.-Issuer BV 144A, 4.125%, 4/30/28	8,181,000	7,351,406
144A, 5.125%, 4/30/31	7,791,000	6,826,942
Owens & Minor, Inc. 144A, 4.50%, 3/31/29 (a)	1,959,000	1,672,281
144A, 6.625%, 4/1/30	2,337,000	2,153,697
Perrigo Finance Unlimited Co. 3.90%, 12/15/24	2,727,000	2,603,594
4.375%, 3/15/26 (a)	2,727,000	2,597,454
4.40%, 6/15/30	2,922,000	2,535,653
Prestige Brands, Inc. 144A, 5.125%, 1/15/28	1,567,000	1,447,540
144A, 3.75%, 4/1/31	2,337,000	1,873,491
Teva Pharmaceutical Finance Netherlands III BV 6.00%, 4/15/24	4,863,000	4,730,970
7.125%, 1/31/25	3,889,000	3,855,302
3.15%, 10/1/26	13,635,000	11,470,989
4.75%, 5/9/27	3,896,000	3,412,818
6.75%, 3/1/28 (a)	4,869,000	4,661,629
5.125%, 5/9/29 (a)	3,896,000	3,411,898

(Cost $158,029,818)		115,659,576

	Principal Amount	Value
Energy — 11.5%
Energy-Alternate Sources — 0.2%
TerraForm Power Operating LLC
144A, 5.00%, 1/31/28	$2,727,000	$2,499,153
144A, 4.75%, 1/15/30	2,727,000	2,411,796

(Cost $5,799,208)		4,910,949

Oil & Gas — 5.9%
Antero Resources Corp. 144A, 7.625%, 2/1/29	1,481,000	1,508,250
144A, 5.375%, 3/1/30 (a)	2,417,000	2,278,143
Apache Corp., 4.25%, 1/15/30 (a)	2,258,000	2,040,532
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 144A, 7.00%, 11/1/26	2,337,000	2,276,051
144A, 5.875%, 6/30/29	1,567,000	1,413,583
Callon Petroleum Co. 144A, 8.00%, 8/1/28	2,532,000	2,432,860
144A, 7.50%, 6/15/30	2,337,000	2,164,354
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A, 11.00%, 4/15/25	2,143,000	2,247,771
Chesapeake Energy Corp. 144A, 5.50%, 2/1/26	1,948,000	1,879,898
144A, 5.875%, 2/1/29	1,948,000	1,862,239
144A, 6.75%, 4/15/29	3,701,000	3,619,935
Citgo Holding, Inc., 144A, 9.25%, 8/1/24	5,337,000	5,343,024
CITGO Petroleum Corp. 144A, 7.00%, 6/15/25	4,383,000	4,267,881
144A, 6.375%, 6/15/26	2,532,000	2,413,482
CNX Resources Corp. 144A, 7.25%, 3/14/27	2,727,000	2,709,138
144A, 6.00%, 1/15/29	1,948,000	1,834,164
Colgate Energy Partners III LLC, 144A, 5.875%, 7/1/29	2,727,000	2,531,229
Comstock Resources, Inc. 144A, 6.75%, 3/1/29	4,768,000	4,559,400
144A, 5.875%, 1/15/30	3,759,000	3,445,642
CrownRock LP / CrownRock Finance, Inc. 144A, 5.625%, 10/15/25	4,616,000	4,553,453
144A, 5.00%, 5/1/29	1,567,000	1,441,311
CVR Energy, Inc. 144A, 5.25%, 2/15/25	2,337,000	2,208,047
144A, 5.75%, 2/15/28	1,567,000	1,428,078
Endeavor Energy Resources LP / EER Finance, Inc., 144A, 5.75%, 1/30/28	3,896,000	3,859,767
Hilcorp Energy I LP / Hilcorp Finance Co. 144A, 6.25%, 11/1/28	2,337,000	2,211,503
144A, 5.75%, 2/1/29	2,337,000	2,125,653
144A, 6.00%, 4/15/30	1,948,000	1,796,037
144A, 6.00%, 2/1/31	2,337,000	2,121,707
144A, 6.25%, 4/15/32	1,948,000	1,750,231
Laredo Petroleum, Inc. 9.50%, 1/15/25	2,251,000	2,261,782
144A, 7.75%, 7/31/29 (a)	1,567,000	1,503,035

See Notes to Financial Statements.	59

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Oil & Gas (Continued)
Leviathan Bond Ltd. 144A, REGS, 6.125%, 6/30/25	$2,337,509	$2,302,446
144A, REGS, 6.50%, 6/30/27	2,337,379	2,278,945
144A, REGS, 6.75%, 6/30/30	2,152,668	2,055,798
Matador Resources Co., 5.875%, 9/15/26	4,090,000	4,008,364
MEG Energy Corp. 144A, 7.125%, 2/1/27	4,675,000	4,729,931
144A, 5.875%, 2/1/29	2,337,000	2,176,670
Moss Creek Resources Holdings, Inc. 144A, 7.50%, 1/15/26	2,727,000	2,484,283
144A, 10.50%, 5/15/27	1,948,000	1,884,511
Murphy Oil Corp. 5.75%, 8/15/25	1,758,000	1,744,288
5.875%, 12/1/27	2,116,000	2,060,963
6.375%, 7/15/28	1,771,000	1,744,435
Nabors Industries Ltd., 144A, 7.25%, 1/15/26	2,173,000	1,978,929
Nabors Industries, Inc. 5.75%, 2/1/25	2,018,000	1,863,573
144A, 7.375%, 5/15/27	2,727,000	2,636,177
Occidental Petroleum Corp. 6.95%, 7/1/24	2,269,000	2,371,105
2.90%, 8/15/24	2,540,000	2,477,884
8.00%, 7/15/25	1,948,000	2,118,489
5.875%, 9/1/25	3,246,000	3,331,629
5.50%, 12/1/25	2,643,000	2,717,612
5.55%, 3/15/26	4,212,000	4,319,406
8.50%, 7/15/27	1,954,000	2,190,874
6.375%, 9/1/28	2,337,000	2,444,008
8.875%, 7/15/30	3,896,000	4,561,690
6.625%, 9/1/30	5,844,000	6,251,327
6.125%, 1/1/31	4,870,000	5,067,243
7.50%, 5/1/31	3,388,000	3,820,614
7.875%, 9/15/31	1,888,000	2,178,884
Parkland Corp. 144A, 5.875%, 7/15/27	1,948,000	1,884,515
144A, 4.50%, 10/1/29	3,117,000	2,644,817
144A, 4.625%, 5/1/30	3,117,000	2,681,080
PBF Holding Co. LLC / PBF Finance Corp. 7.25%, 6/15/25	2,584,000	2,512,940
6.00%, 2/15/28	3,123,000	2,813,698
Puma International Financing SA 144A, 5.125%, 10/6/24	2,514,000	2,349,346
144A, 5.00%, 1/24/26 (a)	2,880,000	2,545,358
Range Resources Corp. 4.875%, 5/15/25	2,922,000	2,839,643
8.25%, 1/15/29	2,337,000	2,456,058
144A, 4.75%, 2/15/30 (a)	1,948,000	1,807,315
SM Energy Co. 6.75%, 9/15/26	1,633,000	1,608,227
6.625%, 1/15/27 (a)	1,633,000	1,594,445
6.50%, 7/15/28 (a)	1,567,000	1,511,505
Southwestern Energy Co. 7.75%, 10/1/27	1,640,000	1,702,205
5.375%, 2/1/29	2,710,000	2,566,411

	Principal Amount	Value
Oil & Gas (Continued)
5.375%, 3/15/30	$4,675,000	$4,388,236
4.75%, 2/1/32	4,480,000	3,999,574
Sunoco LP / Sunoco Finance Corp. 6.00%, 4/15/27	2,337,000	2,264,925
4.50%, 5/15/29	3,117,000	2,655,067
4.50%, 4/30/30	3,115,000	2,662,157
Transocean, Inc. 144A, 7.25%, 11/1/25	1,612,000	1,287,327
144A, 7.50%, 1/15/26	2,217,000	1,711,652
144A, 11.50%, 1/30/27	2,678,000	2,584,886
144A, 8.00%, 2/1/27	2,385,000	1,774,404

(Cost $229,009,348)		212,734,049

Oil & Gas Services — 0.5%
Archrock Partners LP / Archrock Partners Finance Corp. 144A, 6.875%, 4/1/27	1,948,000	1,828,958
144A, 6.25%, 4/1/28	3,117,000	2,841,410
CGG SA, 144A, 8.75%, 4/1/27	1,948,000	1,738,801
USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 4/1/26	2,824,000	2,653,346
6.875%, 9/1/27	2,922,000	2,705,772
Weatherford International Ltd. 144A, 6.50%, 9/15/28	1,948,000	1,838,863
144A, 8.625%, 4/30/30	6,233,000	5,644,187

(Cost $21,514,090)		19,251,337

Pipelines — 4.9%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 144A, 7.875%, 5/15/26	2,143,000	2,184,285
144A, 5.75%, 3/1/27	2,532,000	2,403,121
144A, 5.75%, 1/15/28	2,532,000	2,410,793
144A, 5.375%, 6/15/29	2,922,000	2,682,674
Buckeye Partners LP 144A, 4.125%, 3/1/25	1,948,000	1,824,251
3.95%, 12/1/26	2,337,000	2,078,522
4.125%, 12/1/27	1,567,000	1,388,241
144A, 4.50%, 3/1/28	1,948,000	1,727,340
Cheniere Energy Partners LP 4.50%, 10/1/29	5,843,000	5,368,987
4.00%, 3/1/31	5,839,000	5,124,102
3.25%, 1/31/32	4,656,000	3,732,995
Cheniere Energy, Inc., 4.625%, 10/15/28	7,790,000	7,506,132
CQP Holdco LP / BIP-V Chinook Holdco LLC, 144A, 5.50%, 6/15/31	5,454,000	4,832,735
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 5.75%, 4/1/25	1,948,000	1,880,190
144A, 5.625%, 5/1/27	2,337,000	2,182,618
144A, 6.00%, 2/1/29	2,727,000	2,523,579
144A, 8.00%, 4/1/29	1,753,000	1,740,416

See Notes to Financial Statements.	60

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Pipelines (Continued)
DT Midstream, Inc. 144A, 4.125%, 6/15/29	$4,285,000	$3,770,372
144A, 4.375%, 6/15/31	3,896,000	3,337,918
EnLink Midstream LLC 144A, 5.625%, 1/15/28	1,948,000	1,875,534
5.375%, 6/1/29	1,943,000	1,818,667
144A,6.50%, 9/1/30	2,727,000	2,716,310
EnLink Midstream Partners LP 4.15%, 6/1/25	1,160,000	1,132,277
4.85%, 7/15/26	2,088,000	2,057,004
EQM Midstream Partners LP 144A, 6.00%, 7/1/25	1,567,000	1,515,203
4.125%, 12/1/26	1,948,000	1,758,586
144A, 7.50%, 6/1/27	1,948,000	1,925,481
144A, 6.50%, 7/1/27	3,506,000	3,390,542
5.50%, 7/15/28	3,311,000	3,032,595
144A, 4.50%, 1/15/29	3,117,000	2,688,943
144A, 7.50%, 6/1/30	1,948,000	1,926,445
144A, 4.75%, 1/15/31	4,285,000	3,713,638
Genesis Energy LP / Genesis Energy Finance Corp. 6.50%, 10/1/25	2,084,000	1,955,804
8.00%, 1/15/27	3,823,000	3,599,966
7.75%, 2/1/28	2,647,000	2,457,790
Hess Midstream Operations LP 144A, 5.625%, 2/15/26	3,097,000	3,025,475
144A, 5.125%, 6/15/28	2,143,000	1,993,579
144A, 4.25%, 2/15/30	2,922,000	2,511,490
144A, 5.50%, 10/15/30	1,567,000	1,429,817
ITT Holdings LLC, 144A, 6.50%, 8/1/29	4,753,000	4,021,513
Kinetik Holdings LP, 144A, 5.875%, 6/15/30	3,896,000	3,706,284
New Fortress Energy, Inc. 144A, 6.75%, 9/15/25	4,870,000	4,700,867
144A, 6.50%, 9/30/26	5,844,000	5,513,171
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A, 7.50%, 2/1/26	7,986,000	7,230,005
NGL Energy Partners LP / NGL Energy Finance Corp., 7.50%, 11/1/23 (a)	1,717,000	1,627,184
NuStar Logistics LP 5.75%, 10/1/25	2,337,000	2,233,833
6.00%, 6/1/26	1,948,000	1,841,426
5.625%, 4/28/27	2,143,000	1,954,402
6.375%, 10/1/30	2,337,000	2,130,024
Rockies Express Pipeline LLC 144A, 3.60%, 5/15/25	1,567,000	1,442,079
144A, 4.95%, 7/15/29	2,143,000	1,934,974
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 144A, 7.50%, 10/1/25	2,337,000	2,343,380
144A, 6.00%, 3/1/27	1,685,000	1,540,208
144A, 5.50%, 1/15/28	2,922,000	2,533,520
144A, 6.00%, 12/31/30	2,922,000	2,565,372
144A, 6.00%, 9/1/31	1,959,000	1,716,730

	Principal Amount	Value
Pipelines (Continued)
Venture Global Calcasieu Pass LLC 144A, 3.875%, 8/15/29	$4,870,000	$4,255,893
144A, 4.125%, 8/15/31	4,870,000	4,235,503
144A, 3.875%, 11/1/33	4,870,000	4,070,516
Western Midstream Operating LP 3.35%, 2/1/25	2,847,000	2,691,440
4.65%, 7/1/26	1,858,000	1,771,315
4.50%, 3/1/28	1,567,000	1,456,934
4.75%, 8/15/28	1,558,000	1,469,007
4.30%, 2/1/30	4,675,000	4,208,388

(Cost $199,723,691)		178,418,385

Financial — 9.8%
Banks — 0.9%
Commerzbank AG, 144A, 8.125%, 9/19/23	3,896,000	3,981,815
Deutsche Bank AG 5.882%, 7/8/31 (b)	1,959,000	1,711,027
3.729%, 1/14/32 (b)	4,870,000	3,593,664
3.742%, 1/7/33 (b)	4,870,000	3,472,027
Freedom Mortgage Corp. 144A, 8.125%, 11/15/24	1,634,000	1,468,819
144A, 8.25%, 4/15/25	2,101,000	1,820,748
144A, 7.625%, 5/1/26	2,337,000	1,916,981
144A, 6.625%, 1/15/27	2,268,000	1,754,213
Intesa Sanpaolo SpA 144A, 5.017%, 6/26/24	7,791,000	7,458,404
144A, 5.71%, 1/15/26	5,844,000	5,492,072
144A, 4.198%, 6/1/32	2,922,000	2,125,021

(Cost $41,521,528)		34,794,791

Diversified Financial Services — 3.4%
Ally Financial, Inc., 5.75%, 11/20/25	4,091,000	4,139,981
Coinbase Global, Inc. 144A, 3.375%, 10/1/28 (a)	3,896,000	2,531,836
144A, 3.625%, 10/1/31	3,896,000	2,377,924
Curo Group Holdings Corp., 144A, 7.50%, 8/1/28	3,896,000	2,367,560
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 144A, 5.00%, 8/15/28	3,896,000	3,335,229
LD Holdings Group LLC 144A, 6.50%, 11/1/25	1,959,000	1,127,331
144A, 6.125%, 4/1/28	1,969,000	1,048,751
LPL Holdings, Inc. 144A, 4.625%, 11/15/27	1,558,000	1,468,372
144A, 4.00%, 3/15/29	3,506,000	3,138,519
144A, 4.375%, 5/15/31	1,567,000	1,381,405
Midcap Financial Issuer Trust 144A, 6.50%, 5/1/28	3,896,000	3,347,170
144A, 5.625%, 1/15/30	1,567,000	1,197,697
Nationstar Mortgage Holdings, Inc. 144A, 6.00%, 1/15/27	2,337,000	2,084,755
144A, 5.50%, 8/15/28	3,311,000	2,767,135
144A, 5.125%, 12/15/30	2,532,000	2,000,640
144A, 5.75%, 11/15/31	2,337,000	1,857,576

See Notes to Financial Statements.	61

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Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Diversified Financial Services (Continued)
Navient Corp.
MTN, 6.125%, 3/25/24	$3,311,000	$3,234,450
5.875%, 10/25/24	1,948,000	1,873,280
6.75%, 6/25/25	1,948,000	1,882,576
6.75%, 6/15/26	1,948,000	1,850,600
5.00%, 3/15/27	2,727,000	2,339,820
4.875%, 3/15/28	1,959,000	1,602,902
5.50%, 3/15/29	2,922,000	2,371,225
NFP Corp. 144A, 4.875%, 8/15/28	2,143,000	1,904,452
144A, 6.875%, 8/15/28	8,084,000	6,659,923
OneMain Finance Corp. 6.125%, 3/15/24	5,064,000	4,950,516
6.875%, 3/15/25	4,870,000	4,740,747
7.125%, 3/15/26	6,233,000	5,871,019
3.50%, 1/15/27	2,922,000	2,417,197
6.625%, 1/15/28	3,117,000	2,853,271
3.875%, 9/15/28	2,337,000	1,826,038
5.375%, 11/15/29	2,922,000	2,424,836
4.00%, 9/15/30	3,311,000	2,472,944
PennyMac Financial Services, Inc. 144A, 5.375%, 10/15/25	2,532,000	2,278,252
144A, 4.25%, 2/15/29	2,532,000	1,983,581
144A, 5.75%, 9/15/31	1,959,000	1,591,021
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc. 144A, 2.875%, 10/15/26	4,480,000	3,771,533
144A, 3.625%, 3/1/29	2,922,000	2,356,520
144A, 3.875%, 3/1/31	4,870,000	3,820,856
144A, 4.00%, 10/15/33	3,311,000	2,472,017
SLM Corp. 4.20%, 10/29/25	1,948,000	1,786,195
3.125%, 11/2/26	1,959,000	1,647,799
United Wholesale Mortgage LLC 144A, 5.50%, 11/15/25	3,117,000	2,726,973
144A, 5.75%, 6/15/27	1,959,000	1,616,361
144A, 5.50%, 4/15/29	2,727,000	2,126,214
VistaJet Malta Finance PLC / XO Management Holding, Inc. 144A, 7.875%, 5/1/27	1,948,000	1,787,874
144A, 6.375%, 2/1/30	3,896,000	3,357,378

(Cost $146,757,032)		120,770,251

Insurance — 0.8%
Acrisure LLC / Acrisure Finance, Inc. 144A, 7.00%, 11/15/25	3,604,000	3,401,437
144A, 10.125%, 8/1/26	1,567,000	1,570,415
144A, 4.25%, 2/15/29	2,727,000	2,317,267
144A, 6.00%, 8/1/29	1,959,000	1,591,575
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 144A, 5.875%, 11/1/29	1,763,000	1,518,797
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 144A, 4.25%, 10/15/27	2,922,000	2,636,812
144A, 6.75%, 10/15/27	5,220,000	4,750,409

	Principal Amount	Value
Insurance (Continued)
AssuredPartners, Inc. 144A, 7.00%, 8/15/25	$1,948,000	$1,889,560
144A, 5.625%, 1/15/29	2,143,000	1,784,200
HUB International Ltd. 144A, 7.00%, 5/1/26	6,506,000	6,382,061
144A, 5.625%, 12/1/29	2,143,000	1,877,239

(Cost $32,795,560)		29,719,772

Real Estate — 0.6%
Howard Hughes Corp. 144A, 5.375%, 8/1/28	2,922,000	2,604,846
144A, 4.125%, 2/1/29	2,532,000	2,093,284
144A, 4.375%, 2/1/31	2,532,000	2,028,385
Kennedy-Wilson, Inc. 4.75%, 3/1/29	2,337,000	1,953,230
4.75%, 2/1/30	2,337,000	1,887,572
5.00%, 3/1/31	2,337,000	1,925,162
Realogy Group LLC / Realogy Co.-Issuer Corp. 144A, 5.75%, 1/15/29	3,506,000	2,752,210
144A, 5.25%, 4/15/30	3,896,000	2,941,480
WeWork Cos., Inc., 144A, 7.875%, 5/1/25	2,606,000	1,948,128

(Cost $24,969,396)		20,134,297

Real Estate Investment Trusts — 3.5%
Blackstone Mortgage Trust, Inc., 144A, 3.75%, 1/15/27	1,567,000	1,365,766
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 144A, 5.75%, 5/15/26	3,683,000	3,440,406
144A, 4.50%, 4/1/27	2,922,000	2,507,891
Diversified Healthcare Trust 9.75%, 6/15/25	1,948,000	1,917,309
4.75%, 2/15/28	1,959,000	1,451,106
4.375%, 3/1/31	1,939,000	1,333,334
HAT Holdings I LLC / HAT Holdings II LLC 144A, 6.00%, 4/15/25	1,567,000	1,521,005
144A, 3.375%, 6/15/26	3,896,000	3,387,104
Iron Mountain, Inc. 144A, 4.875%, 9/15/27	3,896,000	3,582,801
144A, 5.25%, 3/15/28	3,214,000	2,953,811
144A, 5.00%, 7/15/28	1,948,000	1,780,267
144A, 4.875%, 9/15/29	3,896,000	3,385,234
144A, 5.25%, 7/15/30	5,064,000	4,487,590
144A, 4.50%, 2/15/31	4,285,000	3,565,056
144A, 5.625%, 7/15/32	2,337,000	2,057,471
iStar, Inc. 4.75%, 10/1/24	2,992,000	2,997,056
4.25%, 8/1/25	2,143,000	2,141,478
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 144A, 4.25%, 2/1/27	2,539,000	2,217,311
144A, 4.75%, 6/15/29	2,532,000	2,149,661

See Notes to Financial Statements.	62

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
MPT Operating Partnership LP / MPT Finance Corp. 5.25%, 8/1/26	$1,948,000	$1,870,670
5.00%, 10/15/27	5,454,000	4,906,426
4.625%, 8/1/29	3,506,000	2,991,098
3.50%, 3/15/31	5,064,000	3,805,495
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 144A, 7.50%, 6/1/25	2,532,000	2,558,839
144A, 5.875%, 10/1/28	2,824,000	2,598,984
144A, 4.875%, 5/15/29	2,922,000	2,574,203
RHP Hotel Properties LP / RHP Finance Corp. 4.75%, 10/15/27	2,725,500	2,481,977
144A, 4.50%, 2/15/29	2,337,000	2,022,444
RLJ Lodging Trust LP 144A, 3.75%, 7/1/26	1,959,000	1,760,299
144A, 4.00%, 9/15/29	1,939,000	1,639,679
SBA Communications Corp. 3.875%, 2/15/27	5,827,000	5,320,744
3.125%, 2/1/29	5,838,000	4,818,218
Service Properties Trust 4.35%, 10/1/24	3,203,000	2,875,613
7.50%, 9/15/25	3,117,000	2,992,382
4.75%, 10/1/26	1,763,000	1,436,501
4.95%, 2/15/27	1,567,000	1,271,587
5.50%, 12/15/27	1,763,000	1,527,446
3.95%, 1/15/28	1,558,000	1,162,143
4.95%, 10/1/29	1,645,000	1,243,244
4.375%, 2/15/30	1,547,000	1,135,668
Starwood Property Trust, Inc. 144A, 3.75%, 12/31/24	1,567,000	1,463,233
4.75%, 3/15/25	1,948,000	1,857,632
144A, 3.625%, 7/15/26	1,567,000	1,389,028
144A, 4.375%, 1/15/27	1,948,000	1,736,126
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 144A, 7.875%, 2/15/25	8,765,000	8,670,250
144A, 6.00%, 1/15/30	2,727,000	1,927,178
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 144A, 4.75%, 4/15/28	2,221,000	1,859,060
144A, 6.50%, 2/15/29	4,324,000	3,301,115
XHR LP 144A, 6.375%, 8/15/25	1,948,000	1,893,469
144A, 4.875%, 6/1/29	1,959,000	1,731,054

(Cost $146,392,892)		127,063,462

Venture Capital — 0.6%
Compass Group Diversified Holdings LLC, 144A, 5.25%, 4/15/29	3,896,000	3,321,496
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 4.75%, 9/15/24	4,278,000	4,075,223
6.375%, 12/15/25	2,908,000	2,842,570

	Principal Amount	Value
Venture Capital (Continued)
6.25%, 5/15/26	$4,862,000	$4,669,368
5.25%, 5/15/27	5,654,000	5,150,099
4.375%, 2/1/29	2,921,000	2,488,604

(Cost $25,069,916)		22,547,360

Industrial — 8.8%
Aerospace/Defense — 2.6%
Bombardier, Inc. 144A, 7.50%, 12/1/24	1,987,000	1,971,840
144A, 7.50%, 3/15/25	5,043,000	4,941,585
144A, 7.125%, 6/15/26	4,675,000	4,460,932
144A, 7.875%, 4/15/27	7,489,000	7,180,341
144A, 6.00%, 2/15/28	2,922,000	2,588,099
Howmet Aerospace, Inc. 5.125%, 10/1/24	4,246,000	4,225,619
6.875%, 5/1/25	2,337,000	2,402,880
3.00%, 1/15/29	2,727,000	2,306,878
Rolls-Royce PLC 144A, 3.625%, 10/14/25	3,896,000	3,529,581
144A, 5.75%, 10/15/27	3,896,000	3,530,516
Spirit AeroSystems, Inc. 144A, 5.50%, 1/15/25	1,948,000	1,910,131
144A, 7.50%, 4/15/25	4,675,000	4,580,097
4.60%, 6/15/28 (a)	2,727,000	2,171,892
TransDigm, Inc. 144A, 8.00%, 12/15/25	4,285,000	4,394,096
144A, 6.25%, 3/15/26	17,141,000	16,862,030
6.375%, 6/15/26	3,701,000	3,557,383
7.50%, 3/15/27	2,143,000	2,092,404
5.50%, 11/15/27	10,319,000	9,299,638
4.625%, 1/15/29	4,675,000	3,989,178
4.875%, 5/1/29	2,920,000	2,481,538
Triumph Group, Inc. 144A, 8.875%, 6/1/24	2,194,000	2,224,683
144A, 6.25%, 9/15/24	2,045,000	1,876,288
7.75%, 8/15/25	1,959,000	1,652,593

(Cost $102,227,860)		94,230,222

Building Materials — 1.0%
Builders FirstSource, Inc. 144A, 5.00%, 3/1/30	2,143,000	1,902,180
144A, 4.25%, 2/1/32	5,064,000	4,048,567
144A, 6.375%, 6/15/32	2,727,000	2,532,579
Cornerstone Building Brands, Inc., 144A, 6.125%, 1/15/29	1,949,000	1,331,266
Griffon Corp., 5.75%, 3/1/28	3,893,000	3,607,643
JELD-WEN, Inc. 144A, 4.625%, 12/15/25	1,547,000	1,332,624
144A, 4.875%, 12/15/27	1,567,000	1,215,827
SRM Escrow Issuer LLC, 144A, 6.00%, 11/1/28	4,285,000	3,893,458
Standard Industries, Inc. 144A, 5.00%, 2/15/27	3,311,000	3,036,836
144A, 4.75%, 1/15/28	3,896,000	3,412,774
144A, 4.375%, 7/15/30	6,233,000	4,998,087
144A, 3.375%, 1/15/31	4,285,000	3,190,371

See Notes to Financial Statements.	63

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Building Materials (Continued)
Summit Materials LLC / Summit Materials Finance Corp., 144A, 5.25%, 1/15/29	$2,727,000	$2,457,752

(Cost $43,678,681)		36,959,964

Electrical Components & Equipment — 0.4%
Energizer Holdings, Inc. 144A, 4.75%, 6/15/28	2,337,000	1,947,399
144A, 4.375%, 3/31/29	3,117,000	2,535,415
WESCO Distribution, Inc. 144A, 7.125%, 6/15/25	5,844,000	5,852,088
144A, 7.25%, 6/15/28	5,162,000	5,222,705

(Cost $17,027,239)		15,557,607

Electronics — 0.7%
II-VI, Inc., 144A, 5.00%, 12/15/29	3,857,000	3,438,843
Imola Merger Corp., 144A, 4.75%, 5/15/29	7,791,000	6,624,176
Sensata Technologies BV 144A, 4.875%, 10/15/23	1,948,000	1,967,627
144A, 5.625%, 11/1/24	1,558,000	1,568,202
144A, 5.00%, 10/1/25	2,727,000	2,674,981
144A, 4.00%, 4/15/29	3,896,000	3,373,507
144A, 5.875%, 9/1/30	1,948,000	1,906,586
Sensata Technologies, Inc. 144A, 4.375%, 2/15/30	1,763,000	1,573,477
144A, 3.75%, 2/15/31	2,914,000	2,412,057

(Cost $29,193,565)		25,539,456

Engineering & Construction — 0.1%
Brand Industrial Services, Inc., 144A, 8.50%, 7/15/25	3,896,000	3,160,513
Fluor Corp., 4.25%, 9/15/28 (a)	2,337,000	2,116,081

(Cost $6,312,268)		5,276,594

Environmental Control — 0.8%
Covanta Holding Corp. 144A, 4.875%, 12/1/29	2,980,000	2,519,590
5.00%, 9/1/30	1,567,000	1,324,115
GFL Environmental, Inc. 144A, 4.25%, 6/1/25	1,948,000	1,862,465
144A, 3.75%, 8/1/25	2,922,000	2,764,548
144A, 5.125%, 12/15/26	1,948,000	1,886,724
144A, 4.00%, 8/1/28	2,922,000	2,474,262
144A, 3.50%, 9/1/28	2,922,000	2,543,776
144A, 4.75%, 6/15/29	2,922,000	2,539,919
144A, 4.375%, 8/15/29	2,143,000	1,819,418
Madison IAQ LLC 144A, 4.125%, 6/30/28	2,727,000	2,342,343
144A, 5.875%, 6/30/29	4,032,000	3,323,900
Stericycle, Inc. 144A, 5.375%, 7/15/24	2,337,000	2,290,190
144A, 3.875%, 1/15/29	1,959,000	1,699,981

(Cost $33,603,826)		29,391,231

	Principal Amount	Value
Machinery-Diversified — 0.2%
TK Elevator Holdco GmbH, 144A, 7.625%, 7/15/28	$1,569,000	$1,406,820
TK Elevator US Newco, Inc., 144A, 5.25%, 7/15/27	6,077,000	5,552,525

(Cost $7,921,647)		6,959,345

Miscellaneous Manufacturing — 0.2%
FXI Holdings, Inc. 144A, 7.875%, 11/1/24 (a)	1,966,000	1,633,156
144A, 12.25%, 11/15/26	2,968,000	2,481,189
Hillenbrand, Inc., 5.75%, 6/15/25	1,567,000	1,571,434

(Cost $6,712,442)		5,685,779

Packaging & Containers — 2.5%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 144A, 6.00%, 6/15/27	2,337,000	2,293,432
144A, 3.25%, 9/1/28	2,337,000	2,019,355
144A, 4.00%, 9/1/29	4,091,000	3,321,094
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 144A, 5.25%, 4/30/25	2,727,000	2,585,143
144A, 4.125%, 8/15/26	4,733,000	4,088,886
144A, 5.25%, 8/15/27	3,896,000	2,823,585
144A, 5.25%, 8/15/27	3,117,000	2,259,013
Ball Corp. 4.00%, 11/15/23	3,896,000	3,860,000
5.25%, 7/1/25	3,896,000	3,891,150
4.875%, 3/15/26	2,922,000	2,832,879
2.875%, 8/15/30	5,064,000	4,114,449
3.125%, 9/15/31 (a)	3,311,000	2,686,410
Berry Global, Inc., 144A, 5.625%, 7/15/27	1,948,000	1,904,560
Clydesdale Acquisition Holdings, Inc. 144A, 6.625%, 4/15/29	1,948,000	1,871,854
144A, 8.75%, 4/15/30	4,324,000	3,764,604
Crown Americas LLC, 144A, 5.25%, 4/1/30	1,948,000	1,873,021
Graphic Packaging International LLC 144A, 3.50%, 3/15/28	1,763,000	1,571,730
144A, 3.75%, 2/1/30	1,558,000	1,341,430
LABL, Inc. 144A, 6.75%, 7/15/26	2,718,000	2,586,136
144A, 10.50%, 7/15/27	2,688,000	2,544,205
144A, 5.875%, 11/1/28	1,948,000	1,698,413
144A, 8.25%, 11/1/29	1,802,000	1,460,746
Mauser Packaging Solutions Holding Co. 144A, 5.50%, 4/15/24	5,766,000	5,589,144
144A, 7.25%, 4/15/25	5,259,000	4,794,841
OI European Group BV, 144A, 4.75%, 2/15/30	1,567,000	1,270,900
Owens-Brockway Glass Container, Inc., 144A, 6.625%, 5/13/27 (a)	2,383,000	2,216,840

See Notes to Financial Statements.	64

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Packaging & Containers (Continued)
Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC, 144A, 4.00%, 10/15/27	$3,896,000	$3,406,097
Sealed Air Corp. 144A, 5.125%, 12/1/24	1,665,000	1,650,798
144A, 5.50%, 9/15/25	1,547,000	1,541,547
144A, 4.00%, 12/1/27	1,650,000	1,504,330
144A, 5.00%, 4/15/29	1,665,000	1,584,730
Silgan Holdings, Inc., 4.125%, 2/1/28	2,221,000	2,036,124
Trivium Packaging Finance BV 144A, 5.50%, 8/15/26	4,091,000	3,934,274
144A, 8.50%, 8/15/27	2,727,000	2,594,154

(Cost $100,507,891)		89,515,874

Transportation — 0.1%
Seaspan Corp., 144A, 5.50%, 8/1/29 (Cost $2,914,236)	2,922,000	2,410,650

Trucking & Leasing — 0.2%
Fortress Transportation and Infrastructure Investors LLC 144A, 6.50%, 10/1/25	2,466,000	2,301,592
144A, 9.75%, 8/1/27	1,558,000	1,565,801
144A, 5.50%, 5/1/28	3,896,000	3,338,404

(Cost $8,179,073)		7,205,797

Technology — 4.0%
Computers — 1.3%
Booz Allen Hamilton, Inc. 144A, 3.875%, 9/1/28	2,727,000	2,430,166
144A, 4.00%, 7/1/29	1,959,000	1,730,382
Condor Merger Sub, Inc., 144A, 7.375%, 2/15/30	7,869,000	6,579,664
Diebold Nixdorf, Inc. 8.50%, 4/15/24	1,567,000	955,159
144A, 9.375%, 7/15/25	2,727,000	2,242,284
Exela Intermediate LLC / Exela Finance, Inc., 144A, 11.50%, 7/15/26	4,628,000	1,507,950
NCR Corp. 144A, 5.75%, 9/1/27	1,948,000	1,882,860
144A, 5.00%, 10/1/28	2,532,000	2,387,207
144A, 5.125%, 4/15/29	4,675,000	4,372,060
144A, 6.125%, 9/1/29	1,948,000	1,862,915
144A, 5.25%, 10/1/30	1,763,000	1,630,772
Presidio Holdings, Inc. 144A, 4.875%, 2/1/27	2,045,000	1,916,421
144A, 8.25%, 2/1/28	2,143,000	1,937,862
Seagate HDD Cayman 4.875%, 3/1/24	1,948,000	1,912,369
4.75%, 1/1/25	1,867,000	1,826,696
4.875%, 6/1/27	1,967,000	1,858,451
4.091%, 6/1/29	1,919,000	1,643,307
3.125%, 7/15/29	1,959,000	1,569,306
4.125%, 1/15/31	1,959,000	1,623,296
3.375%, 7/15/31	1,959,000	1,534,651

	Principal Amount	Value
Computers (Continued)
Vericast Corp., 144A, 11.00%, 9/15/26	$4,817,578	$4,830,345

(Cost $56,478,616)		48,234,123

Office/Business Equipment — 0.2%
Pitney Bowes, Inc., 144A, 6.875%, 3/15/27	1,567,000	1,187,719
Xerox Holdings Corp. 144A, 5.00%, 8/15/25	2,922,000	2,713,017
144A, 5.50%, 8/15/28	2,922,000	2,560,125

(Cost $7,690,726)		6,460,861

Semiconductors — 0.3%
ams-OSRAM AG, 144A, 7.00%, 7/31/25	1,763,000	1,684,626
Entegris Escrow Corp., 144A, 5.95%, 6/15/30	3,487,000	3,313,278
Entegris, Inc. 144A, 4.375%, 4/15/28	1,547,000	1,367,888
144A, 3.625%, 5/1/29	1,567,000	1,322,242
ON Semiconductor Corp., 144A, 3.875%, 9/1/28	2,727,000	2,437,134

(Cost $10,825,974)		10,125,168

Software — 2.2%
Black Knight InfoServ LLC, 144A, 3.625%, 9/1/28	3,896,000	3,418,117
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/25	2,337,000	2,313,858
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A, 5.75%, 3/1/25	4,577,000	4,522,671
Clarivate Science Holdings Corp. 144A, 3.875%, 7/1/28	3,589,000	3,076,666
144A, 4.875%, 7/1/29	3,590,000	2,973,830
Fair Isaac Corp. 144A, 5.25%, 5/15/26	1,567,000	1,518,180
144A, 4.00%, 6/15/28	3,506,000	3,101,943
MicroStrategy, Inc., 144A, 6.125%, 6/15/28 (a)	1,944,000	1,625,808
Minerva Merger Sub, Inc., 144A, 6.50%, 2/15/30	9,155,000	7,784,130
MSCI, Inc. 144A, 4.00%, 11/15/29 (a)	3,896,000	3,475,096
144A, 3.625%, 9/1/30	3,506,000	2,980,027
144A, 3.875%, 2/15/31	3,896,000	3,370,059
144A, 3.625%, 11/1/31	2,337,000	1,950,676
144A, 3.25%, 8/15/33	2,727,000	2,188,377
Open Text Corp.
144A, 3.875%, 2/15/28	3,506,000	2,995,053
144A, 3.875%, 12/1/29	3,311,000	2,676,686
Open Text Holdings, Inc. 144A, 4.125%, 2/15/30	3,506,000	2,845,250
144A, 4.125%, 12/1/31	2,532,000	2,004,496
PTC, Inc. 144A, 3.625%, 2/15/25	1,948,000	1,832,994
144A, 4.00%, 2/15/28	1,948,000	1,784,310

See Notes to Financial Statements.	65

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2022

	Principal Amount	Value
Software (Continued)
Rackspace Technology Global, Inc. 144A, 3.50%, 2/15/28	$2,130,000	$1,521,421
144A, 5.375%, 12/1/28	2,155,000	1,196,880
ROBLOX Corp., 144A, 3.875%, 5/1/30	3,896,000	3,256,708
SS&C Technologies, Inc., 144A, 5.50%, 9/30/27	7,791,000	7,373,861
Twilio, Inc. 3.625%, 3/15/29	1,959,000	1,638,459
3.875%, 3/15/31 (a)	1,939,000	1,567,837
Veritas US, Inc. / Veritas Bermuda Ltd., 144A, 7.50%, 9/1/25	6,818,000	5,254,973
Ziff Davis, Inc., 144A, 4.625%, 10/15/30	1,885,000	1,611,241

(Cost $96,691,953)		81,859,607

Utilities — 2.5%
Electric — 2.2%
Calpine Corp. 144A, 5.25%, 6/1/26	1,646,000	1,599,994
144A, 4.50%, 2/15/28	4,870,000	4,461,480
144A, 5.125%, 3/15/28 (a)	5,454,000	4,860,433
144A, 4.625%, 2/1/29	2,532,000	2,158,269
144A, 5.00%, 2/1/31	3,311,000	2,776,191
144A, 3.75%, 3/1/31	3,506,000	2,913,328
Clearway Energy Operating LLC
144A, 4.75%, 3/15/28	3,311,000	3,106,132
144A, 3.75%, 2/15/31	3,604,000	3,019,167
DPL, Inc., 4.125%, 7/1/25	1,622,000	1,532,790
FirstEnergy Corp.
Series B, 4.40%, 7/15/27	5,844,000	5,544,846
2.65%, 3/1/30	2,337,000	1,997,434
Series B, 2.25%, 9/1/30	1,763,000	1,447,011
NextEra Energy Operating Partners LP 144A, 4.25%, 7/15/24	2,727,000	2,633,257
144A, 3.875%, 10/15/26	1,948,000	1,818,902
144A, 4.50%, 9/15/27	2,143,000	1,985,468
NRG Energy, Inc. 5.75%, 1/15/28	3,199,000	3,019,072
144A, 3.375%, 2/15/29	1,959,000	1,612,745
144A, 5.25%, 6/15/29	2,856,000	2,578,539
144A, 3.625%, 2/15/31	4,013,000	3,192,542
144A, 3.875%, 2/15/32	4,285,000	3,403,404
PG&E Corp. 5.00%, 7/1/28 (a)	3,896,000	3,462,784
5.25%, 7/1/30	3,896,000	3,374,696
Vistra Operations Co. LLC 144A, 5.50%, 9/1/26	3,896,000	3,766,731
144A, 5.625%, 2/15/27	5,064,000	4,887,216
144A, 5.00%, 7/31/27	5,064,000	4,719,142
144A, 4.375%, 5/1/29	4,870,000	4,254,213

(Cost $91,756,179)		80,125,786

	Principal Amount	Value
Gas — 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/24	$2,630,000	$2,593,943
5.50%, 5/20/25	2,727,000	2,591,536
5.875%, 8/20/26	2,630,000	2,507,192
5.75%, 5/20/27	2,045,000	1,930,235

(Cost $10,762,414)		9,622,906

TOTAL CORPORATE BONDS (Cost $4,136,399,949)		3,561,895,877

	Number of Shares
SECURITIES LENDING COLLATERAL — 2.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00% (c)(d) (Cost $78,245,816)	78,245,816	78,245,816

CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series “Institutional Shares”, 2.24% (c) (Cost $21,909,142)	21,909,142	21,909,142

TOTAL INVESTMENTS — 101.3% (Cost $4,236,554,907)		$3,662,050,835
Other assets and liabilities, net — (1.3%)		(46,799,644)

NET ASSETS — 100.0%		$3,615,251,191

See Notes to Financial Statements.	66

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2022

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2022	Value ($) at 8/31/2022
CORPORATE BONDS — 0.2%
Financial — 0.2%
Deutsche Bank AG, 5.882%, 7/08/31 (b)
—	4,148,743	(1,915,802)		(80,935)	(440,979)	72,341	—	1,959,000	1,711,027
Deutsche Bank AG, 3.729%, 1/14/32 (b)
7,207,371	4,946,486	(6,873,516)		(204,563)	(1,482,114)	221,213	—	4,870,000	3,593,664
Deutsche Bank AG, 3.742%, 1/07/33 (b)
—	9,267,202	(4,415,441)		(200,068)	(1,179,666)	113,412	—	4,870,000	3,472,027

SECURITIES LENDING COLLATERAL — 2.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00% (c)(d)
219,083,931	—	(140,838,115	)(e)	—	—	407,279	—	78,245,816	78,245,816

CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series “Institutional Shares”, 2.24% (c)
168,443,173	789,507,693	(936,041,724)		—	—	94,910	—	21,909,142	21,909,142

394,734,475	807,870,124	(1,090,084,598)		(485,566)	(3,102,759)	909,155	—	111,853,958	108,931,676

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2022 amounted to $105,290,151, which is 2.9% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $32,090,970.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2022.

CDI:	Chess Depositary Interest
GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REIT:	Real Estate Investment Trust
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$3,561,895,877	$—	$3,561,895,877
Short-Term Investments (a)	100,154,958	—	—	100,154,958

TOTAL	$100,154,958	$3,561,895,877	$—	$3,662,050,835

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	67

DBX ETF Trust

Statements of Assets and Liabilities

August 31, 2022

	Xtrackers High Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF	Xtrackers Risk Managed USD High Yield Strategy ETF	Xtrackers Short Duration High Yield Bond ETF
Assets
Investment in non-affiliated securities at value	$11,721,392	$1,407,067,631	$—	$84,470,086
Investment in affiliated securities at value	—	7,385,546	49,220,227	—
Investment in DWS Government Money Market Series	35,828	10,573,885	374,305	589,978
Investment in DWS Government & Agency Securities Portfolio*	263,774	9,125,075	—	821,382
Foreign currency at value	—	358	—	25
Receivables:
Investment securities sold	295,431	50,176,485	—	1,368,959
Interest	220,491	19,596,072	545	1,485,727
Securities lending income	680	13,987	3	2,313

Total assets	$12,537,596	$1,503,939,039	$49,595,080	$88,738,470

Liabilities
Payable upon return of securities loaned	$263,774	$9,125,075	$—	$821,382
Payables:
Investment securities purchased	318,924	53,923,231	—	1,822,996
Investment advisory fees	2,442	224,028	6,474	14,918

Total liabilities	585,140	63,272,334	6,474	2,659,296

Net Assets, at value	$11,952,456	$1,440,666,705	$49,588,606	$86,079,174

Net Assets Consist of
Paid-in capital	$25,048,069	$1,576,982,155	$54,167,825	$93,959,442
Distributable earnings (loss)	(13,095,613)	(136,315,450)	(4,579,219)	(7,880,268)

Net Assets, at value	$11,952,456	$1,440,666,705	$49,588,606	$86,079,174

Number of Common Shares outstanding	300,001	31,950,001	2,225,001	2,000,001

Net Asset Value	$39.84	$45.09	$22.29	$43.04

Investment in non-affiliated securities at cost	$13,911,266	$1,508,815,620	$—	$91,426,385

Investment in affiliated securities at cost	$—	$9,283,780	$53,981,246	$—

Value of securities loaned	$395,224	$11,651,353	$—	$1,743,621

Investment in DWS Government Money Market Series at cost	$35,828	$10,573,885	$374,305	$589,978

Investment in DWS Government & Agency Securities Portfolio at cost*	$263,774	$9,125,075	$—	$821,382

Non-cash collateral for securities on loan	$151,718	$2,986,781	$—	$1,002,868

Foreign currency at cost	$—	$358	$—	$25

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	68

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

August 31, 2022

Xtrackers USD High Yield Corporate Bond ETF
Assets
Investment in non-affiliated securities at value	$3,553,119,159
Investment in affiliated securities at value	8,776,718
Investment in DWS Government Money Market Series	21,909,142
Investment in DWS Government & Agency Securities Portfolio*	78,245,816
Foreign currency at value	625
Receivables:
Investment securities sold	199,779,224
Capital shares	13,814,597
Interest	57,709,326
Securities lending income	156,125

Total assets	$3,933,510,732

Liabilities
Payable upon return of securities loaned	$78,245,816
Payables:
Investment securities purchased	56,870,445
Capital shares	182,614,827
Investment advisory fees	528,453

Total liabilities	318,259,541

Net Assets, at value	$3,615,251,191

Net Assets Consist of
Paid-in capital	$4,323,444,166
Distributable earnings (loss)	(708,192,975)

Net Assets, at value	$3,615,251,191

Number of Common Shares outstanding	105,187,501

Net Asset Value	$34.37

Investment in non-affiliated securities at cost	$4,124,732,350

Investment in affiliated securities at cost	$11,667,599

Value of securities loaned	$105,290,151

Investment in DWS Government Money Market Series at cost	$21,909,142

Investment in DWS Government & Agency Securities Portfolio at cost*	$78,245,816

Non-cash collateral for securities on loan	$32,090,970

Foreign currency at cost	$623

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	69

DBX ETF Trust

Statements of Operations

For the Year Ended August 31, 2022

	Xtrackers High Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF	Xtrackers Risk Managed USD High Yield Strategy ETF(1)	Xtrackers Short Duration High Yield Bond ETF
Investment Income
Unaffiliated interest income	$1,107,804	$43,019,571	$—	$3,934,299
Affiliated interest income	—	234,922	—	—
Affiliated dividend income	—	—	1,047,478	—
Income distributions from affiliated funds	375	44,686	1,388	4,079
Affiliated securities lending income	2,166	50,464	6,861	6,595
Unaffiliated securities lending income, net of borrower rebates	9,174	11,381	6,576	19,839

Total investment income	1,119,519	43,361,024	1,062,303	3,964,812

Expenses
Investment advisory fees	67,427	2,903,725	67,987	169,479
Other expenses	57	1,147	—	172

Total expenses	67,484	2,904,872	67,987	169,651

Less fees waived (see note 3):
Waiver	(29,068)	(585,439)	(34,121)	(521)

Net expenses	38,416	2,319,433	33,866	169,130

Net investment income (loss)	1,081,103	41,041,591	1,028,437	3,795,682

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(465,605)	(28,314,352)	—	(455,688)
Investments in affiliates	—	(35,888)	(2,635)	—
In-kind redemptions	(743,489)	(14,143,859)	—	59,151
In-kind redemptions in affiliates	—	(232,928)	131,183	—

Net realized gain (loss)	(1,209,094)	(42,727,027)	128,548	(396,537)

Net change in unrealized appreciation (depreciation) on:
Investments	(2,372,970)	(112,586,428)	—	(8,681,574)
Investments in affiliates	—	(1,960,429)	(4,761,019)	—

Net change in unrealized appreciation (depreciation)	(2,372,970)	(114,546,857)	(4,761,019)	(8,681,574)

Net realized and unrealized gain (loss) on investments	(3,582,064)	(157,273,884)	(4,632,471)	(9,078,111)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,500,961)	$(116,232,293)	$(3,604,034)	$(5,282,429)

(1)	For the period February 10, 2022 (commencement of operations) through August 31, 2022.

See Notes to Financial Statements.	70

DBX ETF Trust

Statements of Operations (Continued)

For the Year Ended August 31, 2022

Xtrackers USD High Yield Corporate Bond ETF
Investment Income
Unaffiliated interest income	$228,221,896
Affiliated interest income	406,966
Income distributions from affiliated funds	94,910
Affiliated securities lending income	407,279
Unaffiliated securities lending income, net of borrower rebates	1,261,182

Total investment income	230,392,233

Expenses
Investment advisory fees	10,504,345
Other expenses	4,147

Total expenses	10,508,492

Less fees waived (see note 3):
Waiver	(2,638,477)

Net expenses	7,870,015

Net investment income (loss)	222,522,218

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(31,975,873)
Investments in affiliates	(20,008)
In-kind redemptions	(150,215,836)
In-kind redemptions in affiliates	(465,558)
Foreign currency transactions	—

Net realized gain (loss)	(182,677,275)

Net change in unrealized appreciation (depreciation) on:
Investments	(599,849,890)
Investments in affiliates	(3,102,759)
Foreign currency translations	2

Net change in unrealized appreciation (depreciation)	(602,952,647)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	(785,629,922)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(563,107,704)

See Notes to Financial Statements.	71

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers High Beta High Yield Bond ETF		Xtrackers Low Beta High Yield Bond ETF
	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2022	Year Ended August 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,081,103	$680,195	$41,041,591	$8,011,095
Net realized gain (loss)	(1,209,094)	331,044	(42,727,027)	2,106,618
Net change in net unrealized appreciation (depreciation)	(2,372,970)	178,690	(114,546,857)	10,048,247

Net increase (decrease) in net assets resulting from operations	(2,500,961)	1,189,929	(116,232,293)	20,165,960

Distributions to Shareholders	(1,152,992)	(825,490)	(42,567,833)	(8,258,522)

Fund Shares Transactions
Proceeds from shares sold	6,992,436	11,992,336	1,268,329,518	715,759,317
Value of shares redeemed	(10,724,660)	—	(419,246,955)	(15,156,196)

Net increase (decrease) in net assets resulting from fund share transactions	(3,732,224)	11,992,336	849,082,563	700,603,121

Total net increase (decrease) in Net Assets	(7,386,177)	12,356,775	690,282,437	712,510,559

Net Assets
Beginning of year	19,338,633	6,981,858	750,384,268	37,873,709

End of year	$11,952,456	$19,338,633	$1,440,666,705	$750,384,268

Changes in Shares Outstanding
Shares outstanding, beginning of year	400,001	150,001	14,700,001	750,001
Shares sold	150,000	250,000	26,250,000	14,250,000
Shares redeemed	(250,000)	—	(9,000,000)	(300,000)

Shares outstanding, end of year	300,001	400,001	31,950,001	14,700,001

See Notes to Financial Statements.	72

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Risk Managed USD High Yield Strategy ETF	Xtrackers Short Duration High Yield Bond ETF
	For the Period February 10, 2022(1) to August 31, 2022	Year Ended August 31, 2022	Year Ended August 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,028,437	$3,795,682	$2,489,447
Net realized gain (loss)	128,548	(396,537)	1,271,532
Net change in net unrealized appreciation (depreciation)	(4,761,019)	(8,681,574)	185,876

Net increase (decrease) in net assets resulting from operations	(3,604,034)	(5,282,429)	3,946,855

Distributions to Shareholders	(844,002)	(3,956,845)	(2,657,928)

Fund Shares Transactions
Proceeds from shares sold	56,938,197	23,388,169	45,259,188
Value of shares redeemed	(2,901,580)	(4,697,674)	(7,179,887)

Net increase (decrease) in net assets resulting from fund share transactions	54,036,617	18,690,495	38,079,301

Total net increase (decrease) in Net Assets	49,588,581	9,451,221	39,368,228
Net Assets
Beginning of period	25	76,627,953	37,259,725

End of period	$49,588,606	$86,079,174	$76,627,953

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	1,600,001	800,001
Shares sold	2,350,000	500,000	950,000
Shares redeemed	(125,000)	(100,000)	(150,000)

Shares outstanding, end of period	2,225,001	2,000,001	1,600,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	73

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers USD High Yield Corporate Bond ETF
	Year Ended August 31, 2022	Year Ended August 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$222,522,218	$294,840,227
Net realized gain (loss)	(182,677,275)	261,534,954
Net change in net unrealized appreciation (depreciation)	(602,952,647)	(13,795,630)

Net increase (decrease) in net assets resulting from operations	(563,107,704)	542,579,551

Distributions to Shareholders	(242,753,834)	(328,072,536)

Fund Shares Transactions
Proceeds from shares sold	4,826,710,036	8,910,076,826
Value of shares redeemed	(7,072,094,189)	(8,666,637,450)

Net increase (decrease) in net assets resulting from fund share transactions	(2,245,384,153)	243,439,376

Total net increase (decrease) in Net Assets	(3,051,245,691)	457,946,391
Net Assets
Beginning of period	6,666,496,882	6,208,550,491

End of period	$3,615,251,191	$6,666,496,882

Changes in Shares Outstanding
Shares outstanding, beginning of period	165,387,501	158,937,501	*
Shares sold	129,000,000	224,750,000	*
Shares redeemed	(189,200,000)	(218,300,000	)*

Shares outstanding, end of period	105,187,501	165,387,501	*

*	Shares through April 12, 2021 have been adjusted to reflect the effects of a stock split effective April 13, 2021. See Note 9.

See Notes to Financial Statements.	74

DBX ETF Trust

Financial Highlights

Xtrackers High Beta High Yield Bond ETF Selected Per Share Data	Years Ended August 31,						Period Ended 8/31/2018(a)
	2022		2021	2020		2019
Net Asset Value, beginning of period	$48.35		$46.55	$48.61		$49.17	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	2.51		2.60	3.01	(c)	3.32	2.07
Net realized and unrealized gain (loss)	(8.37)		2.65	(1.95	)(c)	(0.58)	(1.11)

Total from investment operations	(5.86)		5.25	1.06		2.74	0.96

Less distributions from:
Net investment income	(2.65)		(3.45)	(3.12)		(3.30)	(1.79)

Total distributions	(2.65)		(3.45)	(3.12)		(3.30)	(1.79)

Net Asset Value, end of period	$39.84		$48.35	$46.55		$48.61	$49.17

Total Return (%)	(12.56	)(d)	11.67 (d)	2.46	(d)	5.90 (d)	2.01	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	12		19	7		151	148
Ratio of expenses before fee waiver (%)	0.35		0.35	0.35		0.35	0.35	*
Ratio of expenses after fee waiver (%)	0.20		0.20	0.20		0.31	0.35	*
Ratio of net investment income (loss) (%)	5.61		5.45	6.50	(c)	6.91	6.71	*
Portfolio turnover rate (%)(e)	55		98	98		51	34	**

Xtrackers Low Beta High Yield Bond ETF Selected Per Share Data	Years Ended August 31,						Period Ended 8/31/2018(a)
	2022		2021	2020		2019
Net Asset Value, beginning of period	$51.05		$50.50	$50.62		$49.16	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	1.69		1.45	2.02	(c)	2.29	1.37
Net realized and unrealized gain (loss)	(5.87)		1.07	0.12	(c)	1.44	(1.05)

Total from investment operations	(4.18)		2.52	2.14		3.73	0.32

Less distributions from:
Net investment income	(1.78)		(1.97)	(2.26)		(2.27)	(1.16)

Total distributions	(1.78)		(1.97)	(2.26)		(2.27)	(1.16)

Net Asset Value, end of period	$45.09		$51.05	$50.50		$50.62	$49.16

Total Return (%)	(8.36	)(d)	5.12 (d)	4.42	(d)	7.84 (d)	0.68	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	1,441		750	38		144	138
Ratio of expenses before fee waiver (%)	0.25		0.25	0.25		0.25	0.25	*
Ratio of expenses after fee waiver (%)	0.20		0.20	0.20		0.24	0.25	*
Ratio of net investment income (loss) (%)	3.53		2.89	4.09	(c)	4.66	4.44	*
Portfolio turnover rate (%)(e)	68		88	111		55	52	**

(a)	For the period January 11, 2018 (commencement of operations) through August 31, 2018.
(b)	Based on average shares outstanding during the period.
(c)

The Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective September 1, 2019, the Fund adopted ASU 2017-08 and the effect of this change for the year ended August 31, 2020 was a decrease to net investment income per share by $0.04 and $0.23, increase to net realized and unrealized gain (loss) from investments per share by $0.04 and $0.23, and decrease to the ratio of net investment income to average net assets of 0.08% and 0.47%, for Xtrackers High Beta High Yield Bond ETF and Xtrackers Low Beta High Yield Bond ETF respectively. Per share data and ratios for years prior to August 31, 2020 have not been restated to reflect this change in presentation.

(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	75

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Risk Managed USD High Yield Strategy ETF Selected Per Share Data	Period Ended 8/31/2022(a)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.58
Net realized and unrealized gain (loss)	(2.84)

Total from investment operations	(2.26)

Less distributions from:
Net investment income	(0.45)

Total distributions	(0.45)

Net Asset Value, end of period	$22.29

Total Return (%)(c)	(9.12	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	50
Ratio of expenses before fee waiver (%)(d)	0.30	*
Ratio of expenses after fee waiver (%)(d)	0.15	*
Ratio of net investment income (loss) (%)	4.54	*
Portfolio turnover rate (%)(e)	0	**

Xtrackers Short Duration High Yield Bond ETF Selected Per Share Data	Years Ended August 31,						Period Ended 8/31/2018(f)
	2022		2021	2020		2019
Net Asset Value, beginning of period	$47.89		$46.57	$49.13		$49.69	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	2.04		2.34	2.69	(g)	2.83	1.76
Net realized and unrealized gain (loss)	(4.76)		1.67	(2.47	)(g)	(0.54)	(0.59)

Total from investment operations	(2.72)		4.01	0.22		2.29	1.17

Less distributions from:
Net investment income	(2.13)		(2.69)	(2.78)		(2.85)	(1.48)

Total distributions	(2.13)		(2.69)	(2.78)		(2.85)	(1.48)

Net Asset Value, end of period	$43.04		$47.89	$46.57		$49.13	$49.69

Total Return (%)	(5.84	)(c)	8.86 (c)	0.61	(c)	4.79 (c)	2.41	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	86		77	37		22	40
Ratio of expenses before fee waiver (%)	0.20		0.20	0.20		0.20	0.20	*
Ratio of expenses after fee waiver (%)	0.20		0.20	0.20		0.20	0.20	*
Ratio of net investment income (loss) (%)	4.48		4.95	6.13	(g)	5.78	5.56	*
Portfolio turnover rate (%)(e)	46		52	150		45	37	**

(a)	For the period February 10, 2022 (commencement of operations) through August 31, 2022.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)

The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.

(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(f)	For the period January 10, 2018 (commencement of operations) through August 31, 2018.
(g)

The Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective September 1, 2019, the Fund adopted ASU 2017-08 and the effect of this change for the year ended August 31, 2020 was a decrease to net investment income per share by $0.10, increase to net realized and unrealized gain (loss) from investments per share by $0.10 and decrease to the ratio of net investment income to average net assets of 0.22% for Xtrackers Short Duration High Yield Bond ETF. Per share data and ratios for years prior to August 31, 2020 have not been restated to reflect this change in presentation.

*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	76

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers USD High Yield Corporate Bond ETF Selected Per Share Data	Years Ended August 31,
	2022	2021	2020(a)		2019(a)	2018(a)
Net Asset Value, beginning of year	$40.31	$39.06 (a)	$40.19		$39.90	$40.97

Income (loss) from investment operations:
Net investment income (loss)(b)	1.61	1.70	2.03	(c)	2.39	2.32
Net realized and unrealized gain (loss)	(5.80)	1.79	(0.95	)(c)	0.24	(1.24)

Total from investment operations	(4.19)	3.49	1.08		2.63	1.08

Less distributions from:
Net investment income	(1.75)	(2.24)	(2.21)		(2.34)	(2.15)

Total distributions	(1.75)	(2.24)	(2.21)		(2.34)	(2.15)

Net Asset Value, end of year	$34.37	$40.31	$39.06		$40.19	$39.90

Total Return (%)(d)	(10.67)	8.31	2.91		6.87	2.76

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	3,615	6,666	6,209		3,062	1,796
Ratio of expenses before fee waiver (%)	0.20	0.20	0.20		0.20	0.20
Ratio of expenses after fee waiver (%)	0.15	0.15	0.15		0.17	0.20
Ratio of net investment income (loss) (%)	4.24	4.27	5.27	(c)	6.06	5.86
Portfolio turnover rate (%)(e)	24	37	54		29	32

(a)

On April 13, 2021, the Xtrackers USD High Yield Corporate Bond ETF implemented a 5 for 4 stock split. Net asset value and per share information through April 12, 2021 have been updated to reflect the effect of the split. Shareholders received 5 shares for every 4 shares owned and net asset value per share decreased correspondingly.

(b)	Based on average shares outstanding during the period.
(c)

The Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective September 1, 2019, the Fund adopted ASU 2017-08 and the effect of this change for the year ended August 31, 2020 was a decrease to net investment income per share by $0.12, increase to net realized and unrealized gain (loss) from investments per share by $0.12 and decrease to the ratio of net investment income to average net assets of 0.32% for Xtrackers USD High Yield Corporate Bond ETF. Per share data and ratios for years prior to August 31, 2020 have not been restated to reflect this change in presentation.

(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	77

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of August 31, 2022, the Trust consists of thirty-five investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers High Beta High Yield Bond ETF

Xtrackers Low Beta High Yield Bond ETF

Xtrackers Risk Managed USD High Yield Strategy ETF

Xtrackers Short Duration High Yield Bond ETF

Xtrackers USD High Yield Corporate Bond ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, except for Xtrackers Risk Managed USD High Yield Strategy ETF which lots consist of 25,000 shares and Xtrackers USD High Yield Corporate Bond ETF which lots consist of 100,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers High Beta High Yield Bond ETF	Solactive USD High Yield Corporates Total Market High Beta Index
Xtrackers Low Beta High Yield Bond ETF Xtrackers Risk Managed USD High Yield Strategy ETF	Solactive USD High Yield Corporates Total Market Low Beta Index Adaptive Wealth Strategies Risk Managed High Yield Index
Xtrackers Short Duration High Yield Bond ETF	Solactive USD High Yield Corporates Total Market 0-5 Year Index
Xtrackers USD High Yield Corporate Bond ETF	Solactive USD High Yield Corporates Total Market Index

The Solactive USD High Yield Corporates Total Market High Beta Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market. The Solactive USD High Yield Corporates Total Market Low Beta Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market. The Adaptive Wealth Strategies Risk Managed High Yield Index is designed to track the performance of the US dollar-denominated high yield corporate bond market during normal market conditions, and the performance of a USD cash position accruing interest at the Effective Federal Funds Rate (the interest rate depository institutions such as banks charge each other for overnight loans to meet their reserve requirements) during periods of adverse market conditions. The Solactive USD High Yield Corporates Total Market 0-5 Year Index is designed to track the performance of short-term publicly issued US dollar-denominated below investment grade corporate debt. The Solactive USD High Yield Corporates Total Market Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. Under normal circumstances, the Solactive Indexes are reconstituted monthly on the last day of each month. The Funds reconstitute and rebalance their portfolios in accordance with their respective underlying indexes, and therefore any changes to the underlying indexes reconstitution and rebalance schedules will result in corresponding changes to a Fund’s reconstitution and rebalance schedule.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

78

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Notes to Financial Statements (Continued)

Xtrackers Risk Managed USD High Yield Strategy ETF is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or

79

DBX ETF Trust

Notes to Financial Statements (Continued)

pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; length of time of a halt in trading of the security; movement in the security’s proxy index; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes. Distributions of income and capital gains from investments in affiliated funds are recorded on the ex-dividend date.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended August 31, 2022, the Funds did not incur any interest or penalties.

As of August 31, 2022, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers High Beta High Yield Bond ETF	$73,969	$(10,948,893)	$(2,220,689)	$(13,095,613)
Xtrackers Low Beta High Yield Bond ETF	4,944,933	(31,980,876)	(109,279,507)	(136,315,450)
Xtrackers Risk Managed USD High Yield Strategy ETF	184,435	—	(4,763,654)	(4,579,219)
Xtrackers Short Duration High Yield Bond ETF	389,542	(996,238)	(7,273,572)	(7,880,268)
Xtrackers USD High Yield Corporate Bond ETF	15,829,564	(120,650,633)	(603,371,906)	(708,192,975)

80

DBX ETF Trust

Notes to Financial Statements (Continued)

The tax character of dividends and distributions declared for the years ended August 31, 2022 and August 31, 2021 were as follows:

Year Ended August 31, 2022
Ordinary Income*
Xtrackers High Beta High Yield Bond ETF	$1,152,992
Xtrackers Low Beta High Yield Bond ETF	42,567,833
Xtrackers Risk Managed USD High Yield Strategy ETF	844,002
Xtrackers Short Duration High Yield Bond ETF	3,956,845
Xtrackers USD High Yield Corporate Bond ETF	242,753,834

Year Ended August 31, 2021
Ordinary Income*
Xtrackers High Beta High Yield Bond ETF	$825,490
Xtrackers Low Beta High Yield Bond ETF	8,258,522
Xtrackers Short Duration High Yield Bond ETF	2,657,928
Xtrackers USD High Yield Corporate Bond ETF	328,072,536

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2022, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers High Beta High Yield Bond ETF	$2,899,789	$8,049,104	$10,948,893
Xtrackers Low Beta High Yield Bond ETF	24,251,180	7,729,696	31,980,876
Xtrackers Short Duration High Yield Bond ETF	618,223	378,015	996,238
Xtrackers USD High Yield Corporate Bond ETF	27,135,091	93,515,542	120,650,633

For the fiscal year ended August 31, 2022, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to redemptions-in-kind.

	Distributable earnings (loss)	Paid-In Capital
Xtrackers High Beta High Yield Bond ETF	$783,491	$(783,491)
Xtrackers Low Beta High Yield Bond ETF	14,394,103	(14,394,103)
Xtrackers Risk Managed USD High Yield Strategy ETF	(131,183)	131,183
Xtrackers Short Duration High Yield Bond ETF	(58,782)	58,782
Xtrackers USD High Yield Corporate Bond ETF	158,252,797	(158,252,797)

As of August 31, 2022, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers High Beta High Yield Bond ETF	$14,241,683	$(2,220,689)	$12,415	$(2,233,104)
Xtrackers Low Beta High Yield Bond ETF	1,543,431,644	(109,279,507)	889,790	(110,169,297)
Xtrackers Risk Managed USD High Yield Strategy ETF	54,358,186	(4,763,654)	—	(4,763,654)
Xtrackers Short Duration High Yield Bond ETF	93,155,018	(7,273,572)	176,333	(7,449,905)
Xtrackers USD High Yield Corporate Bond ETF	4,265,422,743	(603,371,908)	153,306	(603,525,214)

81

DBX ETF Trust

Notes to Financial Statements (Continued)

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Receivables and payables related to foreign taxes as of August 31, 2022, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended August 31, 2022, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.06% annualized effective rate as of August 31, 2022) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

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As of August 31, 2022, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of August 31, 2022

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers High Beta High Yield Bond ETF
Corporate Bonds	$263,774	$—	$120	$151,598	$415,492

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$415,492

Xtrackers Low Beta High Yield Bond ETF
Corporate Bonds	$9,125,075	$—	$2,555	$2,984,226	$12,111,856

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$12,111,856

Xtrackers Short Duration High Yield Bond ETF
Corporate Bonds	$821,382	$—	$778	$1,002,090	$1,824,250

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$1,824,250

Xtrackers USD High Yield Corporate Bond ETF
Corporate Bonds	$78,245,816	$—	$26,617	$32,064,353	$110,336,786

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$110,336,786

As of August 31, 2022, Xtrackers Risk Managed USD High Yield Strategy ETF had no securities on loan.

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers High Beta High Yield Bond ETF	0.35%
Xtrackers Low Beta High Yield Bond ETF	0.25%
Xtrackers Risk Managed USD High Yield Strategy ETF	0.30%
Xtrackers Short Duration High Yield Bond ETF	0.20%
Xtrackers USD High Yield Corporate Bond ETF	0.20%

The Advisor for Xtrackers High Beta High Yield Bond ETF has contractually agreed, until December 16, 2022, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other

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extraordinary expenses) of the fund from exceeding 0.20% of the fund’s average daily net assets. For the year ended August 31, 2022, the Advisor waived $28,897 of expenses to the Fund.

The Advisor for Xtrackers Low Beta High Yield Bond ETF has contractually agreed, until December 16, 2022, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) of the fund from exceeding 0.20% of the fund’s average daily net assets. For the year ended August 31, 2022, the Advisor waived $580,745 of expenses to the Fund.

The Advisor for Xtrackers Risk Managed USD High Yield Strategy ETF has contractually agreed, until November 14, 2024, to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated funds. For the year ended August 31, 2022, the Advisor waived $34,054 of the expenses of the Fund which were attributable to the Fund’s investments in affiliated funds.

The Advisor for Xtrackers USD High Yield Corporate Bond ETF has contractually agreed, until December 16, 2022, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) of the fund from exceeding 0.15% of the fund’s average daily net assets. For the year ended August 31, 2022, the Advisor waived $2,626,086 of expenses to the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the year ended August 31, 2022, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers High Beta High Yield Bond ETF	$171
Xtrackers Low Beta High Yield Bond ETF	4,694
Xtrackers Risk Managed USD High Yield Strategy ETF	67
Xtrackers Short Duration High Yield Bond ETF	521
Xtrackers USD High Yield Corporate Bond ETF	12,391

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the year ended August 31, 2022, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers High Beta High Yield Bond ETF	$10,272,911	$10,336,663
Xtrackers Low Beta High Yield Bond ETF	775,867,311	768,549,219
Xtrackers Risk Managed USD High Yield Strategy ETF	626,404	20,322
Xtrackers Short Duration High Yield Bond ETF	41,113,262	36,839,443
Xtrackers USD High Yield Corporate Bond ETF	1,233,346,510	1,272,538,276

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Notes to Financial Statements (Continued)

For the year ended August 31, 2022, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers High Beta High Yield Bond ETF	$6,850,243	$10,372,480
Xtrackers Low Beta High Yield Bond ETF	1,250,185,235	409,568,287
Xtrackers Risk Managed USD High Yield Strategy ETF	56,117,468	2,870,852
Xtrackers Short Duration High Yield Bond ETF	23,379,318	4,410,318
Xtrackers USD High Yield Corporate Bond ETF	4,769,272,515	6,916,621,234

Transactions with Affiliates.    The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment advisor, common officers, or common trustees. During the year ended August 31, 2022, the Funds engaged in securities purchases and securities sales with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act as follows:

	Securities Purchased	Securities Sold	Net Realized Gain (Loss) on Securities Sold
Xtrackers High Beta High Yield Bond ETF	$3,504,209	$7,043,810	$(324,570)
Xtrackers Low Beta High Yield Bond ETF	8,396,996	6,048,995	(563,215)
Xtrackers USD High Yield Corporate Bond ETF	2,544,786	1,353,186	4,134

5. Fund Share Transactions

As of August 31, 2022, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. A Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in NAV of a Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for a Fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers USD High Yield Corporate Bond ETF and certain other funds managed by the Advisor to borrow up to $105 million. The Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain the Fund’s status as a regulated

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investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. The Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the Act or 25 percent of adjusted total net assets. The Fund had no outstanding loans at August 31, 2022.

8. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Funds’ and their investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Funds and their service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Funds and reflect the consequences as appropriate in the Funds’ accounting and financial reporting.

9. Stock Split

On April 13, 2021, the Xtrackers USD High Yield Corporate Bond ETF implemented a 5 for 4 stock split of its outstanding shares. The net effect of the stock split was to increase the number of outstanding shares and decrease the net asset value per share by a proportionate amount for the shares of the Fund. The stock split had no impact on the overall value of a shareholder’s investment in the Fund. Capital share activity referenced in the Statement of Changes in Net Assets, and per share and net asset value data in the Financial Highlights tables have been restated to reflect the stock split.

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Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Risk Managed USD High Yield Strategy ETF, Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Risk Managed USD High Yield Strategy ETF, Xtrackers Short Duration High Yield Bond ETF, and Xtrackers USD High Yield Corporate Bond ETF (collectively referred to as the “Funds”), (five of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of August 31, 2022, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the funds constituting DBX ETF Trust) at August 31, 2022, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers High Beta High Yield Bond ETF Xtrackers Low Beta High Yield Bond ETF	For the year ended August 31, 2022	For each of the two years in the period ended August 31, 2022	For each of the four years in the period ended August 31, 2022 and the period from January 11, 2018 (commencement of operations) through August 31, 2018
Xtrackers Short Duration High Yield Bond ETF	For the year ended August 31, 2022	For each of the two years in the period ended August 31, 2022	For each of the four years in the period ended August 31, 2022 and the period from January 10, 2018 (commencement of operations) through August 31, 2018
Xtrackers USD High Yield Corporate Bond ETF	For the year ended August 31, 2022	For each of the two years in the period ended August 31, 2022	For each of the five years in the period ended August 31, 2022
Xtrackers Risk Managed USD High Yield Strategy	For the period from February 10, 2022 (commencement of operations) through August 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

October 25, 2022

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DBX ETF Trust

Board Members and Officers (Unaudited)

Identification and Background

The Board has responsibility for the overall management and operations of the funds, including general supervision of the duties performed by the Advisor and other service providers. Each Board Member serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Trust currently has three Board Members. The three Independent Board Members have no affiliation or business connection with the Advisor or any of its affiliated persons and do not own any stock or other securities issued by the Advisor.

The Independent Board Members of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the fund complex (defined below) overseen by each Independent Board Member, and other directorships, if any, held by the Board Members are shown below. The fund complex includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor. As of the date of this shareholder report, the fund complex consists of the funds in the Trust, as well as the registered funds advised by affiliates of the Advisor.

Shareholder Communications to the Board.    Shareholders may send communications to the Trust’s Board by addressing the communications directly to the Board (or individual Board Members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board Members). The shareholder may send the communication to either the Trust’s office or directly to such Board members c/o 875 Third Avenue, New York, NY 10022. Other shareholder communications received by the Trust not directly addressed and sent to the Board will be reviewed and generally responded to by management. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Independent Board Members
Name, Year of Birth, Position with the Trust and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Board Member
Stephen R. Byers (1953) Chairperson since 2016, and Board Member since 2011 (formerly, Lead Independent Board Member, 2015-2016)	Independent Director (2011-present); Independent Consultant (2014-present); Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer, the Dreyfus Corporation (2002-2006).	35	The Arbitrage Funds, Sierra Income Corporation, Mutual Fund Directors Forum
George O. Elston (1964) Board Member since 2011, Chairperson of the Audit Committee since 2015	Chief Financial Officer, EyePoint Pharmaceuticals, Inc. (2019-present); Chief Financial Officer, Enzyvant (2018-2019); Chief Executive Officer, 2X Oncology, Inc. (2017-2018); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	35	—
J. David Officer (1948) Board Member since 2011, Chairperson of the Nominating Committee since 2015	Independent Director (2010-present); Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	35	(Chairman of) Ilex Management Ltd; Old Westbury Funds

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Board Members and Officers (Unaudited) (Continued)

Officers(2)
Name, Year of Birth, Position with the Trust and Length of Time Served(3)	Business Experience and Directorships During the Past 5 Years
Freddi Klassen(4) (1975) President and Chief Executive Officer, 2016-present	Programmes (Head since 2021), of DWS Investment Management Americas, Inc. and Manager and Chief Operating Officer of the Advisor (2016-present). Formerly: Chief Operating Officer in the Americas for the Traditional Asset Classes Department (2014-2020); Manager and Chief Operating Officer of DWS Investment Management Americas, Inc. (2018-2020); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Diane Kenneally(5) (1966) Treasurer, Chief Financial Officer and Controller, 2019-present	Fund Administration Treasurer’s Office (Co-Head since 2018), of DWS Investment Management Americas, Inc.; Chief Financial Officer and Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2018-present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018-present); formerly: Assistant Treasurer for the DWS funds (2007-2018).
Frank Gecsedi(4) (1967) Chief Compliance Officer, 2010-present	AFC Compliance US (Senior Team Lead), of DWS Investment Management Americas, Inc.; Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Advisor (2010-present); Chief Compliance Officer of DWS Distributors, Inc. (2019-2022); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).
Bryan Richards(4) (1978) Vice President, 2016-present	Portfolio Engineering, Systematic Investments Solutions (Head), of DWS Investment Management Americas, Inc. (2018-present); Portfolio Manager in the Passive Asset Management Department at DWS (2011-present); Primary Portfolio Manager for the PowerShares DB Commodity ETFs (2011-2015).
John Millette(5) (1962) Secretary, 2020-present	Legal (Associate General Counsel), DWS US Retail Legal (2003-present), of DWS Investment Management Americas, Inc.; Vice President and Secretary of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (1999-present); Chief Legal Officer, DWS Investment Management Americas, Inc. (2015- present); Director and Vice President of DWS Trust Company (2016-present); Vice President, DBX Advisors LLC (2021-present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2011- present); formerly: Secretary of Deutsche Investment Management Americas Inc. (2015-2017); and Assistant Secretary of DBX ETF Trust (2019-2020).

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Board Members and Officers (Unaudited) (Continued)

Name, Year of Birth, Position with the Trust and Length of Time Served(3)	Business Experience and Directorships During the Past 5 Years
Caroline Pearson(5) (1962) Assistant Secretary, 2020-present	Legal (Senior Team Lead), DWS US Retail Legal, of DWS Investment Management Americas, Inc.; Chief Legal Officer of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2010-present); Chief Legal Officer, DBX Advisors LLC (2020-present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012-present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002-2017); and Secretary, Deutsche AM Service Company (2010-2017); and Chief Legal Officer, DBX Strategic Advisors LLC (2020-2021).
Paul Antosca(5) (1957) Assistant Treasurer, 2019-present	Fund Administration Tax (Head), of DWS Investment Management Americas, Inc.; Assistant Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2007-present).
Jeffrey Berry(5) (1959) Assistant Treasurer, 2019-present	Fund Administration (Senior Specialist), of DWS Investment Management Americas, Inc.
Sheila Cadogan(5) (1966) Assistant Treasurer, 2019-present	Fund Administration Treasurer’s Office (Co-Head since 2018), of DWS Investment Management Americas, Inc.; Assistant Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2017-present); Director and Vice President, DWS Trust Company (2018-present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018-present).
Christina A. Morse(6) (1964) Assistant Secretary, 2017-present	Vice President at BNY Mellon Asset Servicing (2014- present); Vice President and Counsel at Lord Abbett & Co. LLC (2013-2014).
Christian Rijs(4) (1980) Anti-Money Laundering Compliance Officer, since October 21, 2021	Senior Team Lead Anti-Financial Crime and Compliance, DWS Investment Management Americas, Inc.; AML Officer, DWS Trust Company (since November 2, 2021); AML Officer, DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (since October 6, 2021); AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since November 12, 2021); formerly: DWS UK & Ireland Head of Anti-Financial Crime and MLRO.

(1)	The length of time served is represented by the year in which the Board Member joined the Board.
(2)

As a result of their respective positions held with the Advisor and its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Funds.

(3)	The length of time served is represented by the year in which the officer was first elected to the Trust in such capacity.
(4)	Address: 875 Third Avenue, New York, New York 10022.
(5)	Address: 100 Summer Street, Boston, MA 02110.
(6)	Address: BNY Mellon Asset Servicing, 240 Greenwich Street, New York, NY 10286.

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Funds’ Board Members. The SAI is available by calling 855-329-3837, or on the Company’s website at www.Xtrackers.com.

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Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at 855-329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Cboe, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

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This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Investing in a single industry, or group of industries, country or in a limited geographic region generally are more volatile than more diversified funds. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Distressed securities are speculative and involve substantial risks beyond the risks of investing in junk bonds, such as no interest payments or repayment of principal, or the loss of the entire investment in the distressed security. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. HYRM is currently non-diversified and can take larger positions in fewer issues, increasing its potential risk. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. or Cboe BZX Exchange, Inc., as applicable. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”) The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

HYUP, HYDW, SHYL and HYLB (the “Funds”) are not sponsored, endorsed, sold or promoted by Solactive. Neither Solactive nor any other party makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding advisability of investing in funds generally or in these Funds particularly or the ability of the Underlying Indexes to track general stock market performance. Neither Solactive nor any other party makes any express or implied warranties, and Solactive hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Indexes or any data included therein. The prospectus contains a more detailed description of the limited relationship Solactive has with DBX Advisors LLC and any related funds.

The Index Marks, trademarks and trade names, the Index and the Intellectual Property are licensed under an Agreement for use by DBX Advisors LLC (“Licensee”) and the Xtrackers Risk Managed USD High Yield Strategy ETF (the “Fund”). Such Index Marks, trademarks, trade names, Index and Intellectual Property have been created and developed by NorthCrest Asset Management LLC without regard to Licensee or the Fund, their business, and/or any prospective investor in the Fund.

Copyright © 2022 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP One Manhattan West New York, NY, 10001	Legal counsel Vedder Price P.C. 1633 Broadway New York, NY 10019

R-052201-6 (10/22) DBX005326 (10/23)

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

Stephen R. Byers, George O. Elston, and J. David Officer are the designated financial experts on the Audit Committee of DBX ETF Trust. With respect to DBX ETF Trust, Stephen Byers, George O. Elston, and J. David Officer are not “interested persons” as such terms are defined by Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $376,343 for 2022 and $325,955 for 2021.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2022 and $0 for 2021.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $160,644 for 2022 and $153,258 for 2021.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2022 and $0 for 2021.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

In accordance with Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the audit and permissible non-audit services of the Registrant.

(e)(2)	All of the services described in paragraphs (b) through (d) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2022 and $0 for 2021.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Pursuant to PCAOB Rule 3526, EY is required to describe in writing to the Funds’ Audit Committee, on at least an annual basis, all relationships between EY, or any of its affiliates, and the Xtrackers ETFs, or persons in financial reporting oversight roles at DWS that, as of the date of the communication, may reasonably be thought to bear on EY’s independence. Pursuant to PCAOB Rule 3526, EY has reported the matters set forth below that may reasonably be thought to bear on EY’s independence. With respect to each reported matter in the aggregate, EY advised the Audit Committee that, after careful consideration of the facts and circumstances and the applicable independence rules, it concluded that the matters do not and will not impair EY’s ability to exercise objective and impartial judgement in connection with the audits of the financial statements for the Funds and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit engagements. EY also confirmed to the Audit Committee that it can continue to act as the Independent Registered Public Accounting Firm for the Funds.

•

EY advised the Funds’ Audit Committee that various covered persons within EY and EY’s affiliates held investments in, or had other financial relationships with, entities within the Xtrackers ETFs “investment company complex” (as defined in Regulation S-X). EY informed the Audit Committee that these investments and financial relationships were inconsistent with Rule 2-01(c)(1) of Regulation S-X. EY reported that all breaches have been resolved and that none of the breaches involved any professionals who were part of the audit engagement team for the Funds ETFs or in the position to influence the audit engagement team for the Funds.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Stephen R. Byers, George O. Elston, and J. David Officer.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date November 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date November 3, 2022

By (Signature and Title)	/s/ Diane Kenneally
Diane Kenneally
Treasurer and Chief Financial Officer

Date November 3, 2022